UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21977

Invesco Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Anna Paglia

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Semi-Annual Report to Shareholders February 28, 2021 BKLN Invesco Senior Loan ETF

2

Invesco Senior Loan ETF (BKLN)

February 28, 2021

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests-96.30%(a)(b)
Aerospace & Defense-2.70%
Peraton Corp.
Delayed Draw Term Loan(c)	-	02/01/2028	$51,703	$51,961,598
Term Loan B(c)	-	02/01/2028	29,378	29,525,199
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.36%	05/30/2025	9,302	9,198,922
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.36%	12/09/2025	71,340	70,515,974

				161,201,693

Air Transport-2.14%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027	59,995	64,193,196
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027	59,910	63,523,735

				127,716,931

Automotive-1.39%
Panther BF Aggregator 2 L.P., Term Loan (Canada) (1 mo. USD LIBOR + 3.50%)	3.61%	04/30/2026	82,403	82,678,126

Building & Development-3.22%
DTZ U.S. Borrower LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	2.87%	08/21/2025	48,488	48,266,111
Pisces Midco, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	3.86%	04/12/2025	49,452	49,642,834
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	2.61%	02/01/2027	48,586	48,548,150
White Cap Buyer LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.50%	10/31/2027	45,135	45,379,005

				191,836,100

Business Equipment & Services-9.33%
Allied Universal Holdco LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	4.36%	07/10/2026	43,116	43,245,678
Asurion LLC, Term Loan B-8 (1 mo. USD LIBOR + 3.25%)	3.36%	12/31/2026	68,438	68,325,834
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	06/21/2024	53,387	53,239,780
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	03/01/2024	72,326	72,486,576
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.25%)	3.36%	02/06/2026	50,340	50,497,207
Endure Digital, Inc (Eagle Company), Term Loan B (c)	-	02/01/2028	32,250	32,088,750
Endure Digital, Inc., Delayed Draw Term Loan (c)	-	02/01/2028	7,750	7,711,250
Genesys Telecom Holdings, U.S., Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/01/2027	54,182	54,479,621
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.50%	09/23/2026	37,409	37,495,114
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	2.61%	11/08/2024	43,719	43,100,143
Refinitiv US Holdings, Inc., Term Loan (c)(d)	-	10/01/2025	1,000	992,890
Trans Union LLC, Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	1.86%	11/16/2026	43,088	43,187,228
Travelport Finance (Luxembourg) S.a.r.l., Term Loan (Luxembourg) (3 mo. USD LIBOR + 5.00%)	5.22%	05/30/2026	93	71,756
West Corp., Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	10/10/2024	49,904	49,311,271

				556,233,098

Cable & Satellite Television-7.97%
Charter Communications Operating LLC
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.87%	04/30/2025	42,106	42,144,132
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.88%	02/01/2027	82,666	82,663,440
CSC Holdings LLC
Term Loan (1 mo. USD LIBOR + 2.25%)	2.36%	07/17/2025	72,138	71,931,445
Term Loan (1 mo. USD LIBOR + 2.50%)	2.61%	04/15/2027	43,863	43,821,943
Numericable-SFR S.A., Incremental Term Loan B-13 (France) (3 mo. USD LIBOR + 4.00%)	4.20%	08/14/2026	46,318	46,434,002
Telenet Financing USD LLC, Term Loan AR (1 mo. USD LIBOR + 2.00%)	2.11%	04/15/2028	45,054	44,877,460
Virgin Media Bristol LLC, Term Loan N (United Kingdom) (1 mo. USD LIBOR + 2.50%)	2.61%	01/31/2028	61,182	61,139,824
WideOpenWest Finance LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	08/18/2023	39,740	39,839,275
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.61%	04/15/2028	42,668	42,490,563

				475,342,084

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Senior Loan ETF (BKLN)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals & Plastics-1.39%
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.11%	10/01/2025	$83,065	$82,975,911

Containers & Glass Products-2.14%
Berry Global, Inc., Term Loan Y (1 mo. USD LIBOR + 2.00%)	2.12%	07/01/2026	85,623	85,703,185
Reynolds Consumer Products LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.86%	01/29/2027	41,799	41,905,868

				127,609,053

Drugs-4.88%
Amneal Pharmaceuticals LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	3.63%	05/04/2025	52,205	51,600,974
Bausch Health Americas, Inc., Term Loan (Canada) (1 mo. USD LIBOR + 3.00%)	3.11%	06/02/2025	65,134	65,297,535
Endo LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	04/29/2024	66,396	66,147,512
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.09%	11/15/2027	49,084	49,027,402
Pharmaceutical Product Development, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	2.75%	01/06/2028	58,917	59,216,113

				291,289,536

Electronics & Electrical-12.92%
Boxer Parent Co., Inc.
Term Loan (3 mo. USD LIBOR + 4.25%)	3.90%	10/02/2025	56,243	56,352,378
Term Loan B (3 mo. USD LIBOR + 3.75%)	3.90%	10/02/2025	6,739	6,771,657
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.36%	04/06/2026	52,428	52,481,628
Dell International LLC
Term Loan A-6 (1 mo. USD LIBOR + 1.75%)	1.87%	03/13/2024	25,875	25,917,047
Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	2.75%	09/19/2025	101,942	102,451,973
Finastra USA, Inc., First Lien Term Loan (United Kingdom) (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024	66,594	66,056,027
Hyland Software, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	07/01/2024	47,499	47,740,195
LogMeIn, Term Loan B (c)	-	08/28/2027	5,000	5,005,750
MA FinanceCo. LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	2.87%	06/21/2024	6,634	6,593,093
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	3.86%	09/30/2024	54,370	54,583,590
Micro Holding L.P., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.61%	09/13/2024	49,257	49,171,921
RealPage, Inc., Term Loan B (c)	-	02/15/2028	15,000	15,036,000
Seattle Spinco, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	2.87%	06/21/2024	44,701	44,427,348
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	3.87%	06/30/2026	46,567	46,625,063
Ultimate Software Group, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	3.86%	05/04/2026	50,042	50,330,859
Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	4.00%	05/01/2026	57,588	58,039,592
Term Loan B(c)(d)	-	05/01/2026	2,008	2,027,148
Western Digital Corp., Term Loan A-1 (3 mo. USD LIBOR + 1.50%)	1.62%	02/27/2023	80,681	80,946,015

				770,557,284

Financial Intermediaries-0.85%
Citadel Advisors Holdings L.P., Term Loan B (3 mo. USD LIBOR + 2.50%)	2.62%	02/15/2028	51,000	50,808,750

Food Products-0.88%
Froneri International PLC, Term Loan B-2 (United Kingdom) (1 mo. USD LIBOR + 2.25%)	2.37%	01/29/2027	52,787	52,399,805

Food Service-3.37%
IRB Holding Corp.
First Lien Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	12/01/2027	45,000	45,236,925
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.75%	02/05/2025	58,885	59,289,896
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.86%	11/19/2026	97,143	96,351,639

				200,878,460

Health Care-11.53%
athenahealth, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.45%	02/11/2026	79,135	79,766,055
DaVita HealthCare Partners, Inc., Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.87%	08/12/2026	53,332	53,278,031
Elanco Animal Health, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.87%	07/30/2027	84,994	84,925,276
Envision Healthcare Corp., Term Loan (1 mo. USD LIBOR + 3.75%)	3.87%	10/10/2025	108,929	94,019,237
Gainwell Holding Corp. , Term Loan B (3 mo. USD LIBOR + 0.75%)	4.75%	10/01/2027	46,000	45,961,820
Gentiva Health Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	2.88%	07/02/2025	45,303	45,444,902
LifePoint Health, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	3.87%	11/16/2025	64,334	64,488,364
MPH Acquisition Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	3.75%	06/07/2023	45,502	45,514,826

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Senior Loan ETF (BKLN)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care-(continued)
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	3.48%	06/30/2025	$12,829	$12,875,588
Sunshine Luxembourg VII S.a.r.l., Term Loan (Switzerland) (3 mo. USD LIBOR + 4.25%)	5.00%	07/23/2026	49,741	50,001,081
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	02/06/2024	51,502	48,272,022
Verscend Holding Corp.
Term Loan B (1 mo. USD LIBOR + 4.50%)	4.61%	08/27/2025	58,722	59,132,342
Term Loan B-1(c)	-	08/07/2025	3,793	3,819,378

				687,498,922

Industrial Equipment-0.78%
Thyssenkrupp Elevators (Vertical Midco GmbH), Term Loan B (Germany) (1 mo. USD LIBOR + 4.25%)	4.48%	07/30/2027	45,962	46,413,540

Insurance-3.99%
Acrisure LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	3.61%	01/31/2027	78,551	78,207,292
HUB International Ltd., Term Loan (3 mo. USD LIBOR + 2.75%)	2.97%	04/25/2025	65,174	64,592,747
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.36%	12/31/2025	46,306	46,055,591
USI, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	3.25%	05/16/2024	49,618	49,316,699

				238,172,329

Leisure Goods, Activities & Movies-4.13%
Alpha Topco Ltd., Term Loan B (United Kingdom) (1 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024	57,567	57,464,660
Crown Finance US, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	3.50%	02/28/2025	53,589	46,607,127
Playtika Holding Corp., Term Loan B (3 mo. USD LIBOR + 6.00%)	7.00%	12/03/2024	44,857	45,169,369
UFC Holdings LLC, Term Loan B-3 (3 mo. USD LIBOR + 3.00%)	3.75%	04/29/2026	45,689	45,835,561
William Morris Endeavor Entertainment LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	2.87%	05/16/2025	53,599	51,091,095

				246,167,812

Lodging & Casinos-4.37%
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	2.86%	12/23/2024	92,391	91,741,298
Golden Nugget, Inc., Term Loan B (2 mo. USD LIBOR + 2.50%)	3.25%	10/04/2023	47,835	47,523,206
Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.87%	06/22/2026	49,720	49,655,370
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.86%	08/14/2024	72,878	71,834,492

				260,754,366

Oil & Gas-1.58%
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%)	3.74%	09/30/2024	50,976	51,205,400
Buckeye Partners L.P., Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.37%	11/02/2026	43,321	43,334,993

				94,540,393

Publishing-0.73%
Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	2.12%	10/04/2023	43,277	43,297,631

Radio & Television-1.66%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.37%	08/24/2026	61,327	46,608,421
Nexstar Broadcasting, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	2.87%	09/18/2026	52,405	52,564,531

				99,172,952

Rail Industries-0.82%
Genesee & Wyoming, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	2.25%	12/30/2026	48,585	48,705,520

Retailers (except Food & Drug)-4.65%
Bass Pro Group LLC
Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	09/25/2024	69,112	69,347,476
Term Loan B(c)	-	02/26/2028	78,612	78,218,689
Harbor Freight Tools USA, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	10/15/2027	59,027	59,368,440
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/26/2023	24,709	24,728,161
PetSmart, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 3.75%)	4.50%	01/28/2028	45,428	45,807,956

				277,470,722

Telecommunications-6.24%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.36%	03/15/2027	101,468	101,307,109
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.86%	03/01/2027	60,470	60,351,662

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Senior Loan ETF (BKLN)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications-(continued)
Rackspace Hosting, Inc.
Term Loan B(c)	-	11/03/2023	$2,500	$2,504,030
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.50%	02/03/2028	20,000	20,024,000
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/10/2026	52,874	53,154,912
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.87%	04/11/2025	45,968	45,884,491
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.11%	03/09/2027	88,739	88,771,158

				371,997,362

Utilities-2.64%
Brookfield WEC Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	08/01/2025	60,320	60,268,549
Pacific Gas and Electric Co., Term Loan B (3 mo. USD LIBOR + 4.50%)	3.50%	07/01/2025	47,245	47,480,859
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. USD LIBOR + 1.75%)	1.86%	12/31/2025	50,113	50,011,515

				157,760,923

Total Variable Rate Senior Loan Interests (Cost $5,659,649,004)				5,743,479,303

U.S. Dollar Denominated Bonds & Notes-1.82%
Aerospace & Defense-0.21%
TransDigm, Inc.(e)	6.25%	03/15/2026	12,081	12,746,120

Commercial Services & Supplies-0.27%
Prime Security Services Borrower LLC/Prime Finance, Inc.(e)	5.75%	04/15/2026	15,160	16,353,850

Diversified Telecommunication Services-0.18%
CommScope, Inc.(e)	6.00%	03/01/2026	9,950	10,473,022

Electric Utilities-0.12%
PG&E Corp.	5.00%	07/01/2028	7,000	7,368,025

Food & Staples Retailing-0.01%
PetSmart, Inc./PetSmart Finance Corp.(e)	4.75%	02/15/2028	869	901,327

Hotels, Restaurants & Leisure-0.30%
1011778 BC ULC/New Red Finance, Inc. (Canada)(e)	3.88%	01/15/2028	5,000	5,083,000
1011778 BC ULC/New Red Finance, Inc. (Canada)(e)	3.50%	02/15/2029	5,000	4,909,375
Scientific Games International, Inc.(e)	5.00%	10/15/2025	7,900	8,124,208

				18,116,583

Insurance-0.10%
Acrisure LLC/Acrisure Finance, Inc.(e)	4.25%	02/15/2029	5,782	5,689,257

Interactive Media & Services-0.31%
Diamond Sports Group LLC/Diamond Sports Finance Co.(e)	5.38%	08/15/2026	5,000	3,542,250
Rackspace Technology Global, Inc.(e)	3.50%	02/15/2028	15,000	14,743,650

				18,285,900

Machinery-0.05%
Vertical US Newco, Inc. (Germany)(e)	5.25%	07/15/2027	3,000	3,133,125

Media-0.19%
Virgin Media Secured Finance PLC (United Kingdom)(e)	5.50%	08/15/2026	2,000	2,086,000
Virgin Media Secured Finance PLC (United Kingdom)(e)	4.50%	08/15/2030	2,000	2,047,000
Ziggo B.V. (Netherlands)(e)	5.50%	01/15/2027	6,750	7,025,771

				11,158,771

Real Estate Management & Development-0.04%
Cushman & Wakefield US Borrower LLC(e)	6.75%	05/15/2028	2,000	2,168,350

Technology Hardware, Storage & Peripherals-0.04%
Western Digital Corp.	4.75%	02/15/2026	2,000	2,215,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $107,663,683)				108,609,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Senior Loan ETF (BKLN)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Money Market Funds-18.41%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $1,097,742,844)	1,097,742,844	$1,097,742,844

TOTAL INVESTMENTS IN SECURITIES-116.53% (Cost $6,865,055,531)		6,949,831,477
OTHER ASSETS LESS LIABILITIES-(16.53)%		(985,904,547)

NET ASSETS-100.00%		$5,963,926,930

Investment Abbreviations:

LIBOR-London Interbank Offered Rate

USD   -U.S. Dollar

Notes to Schedule of Investments:

(a)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(b)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	This variable rate interest will settle after February 28, 2021, at which time the interest rate will be determined.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $99,026,305, which represented 1.66% of the Fund’s Net Assets.

(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,259,829,128	$(3,162,086,284)	$-	$-	$1,097,742,844	$63,133
Invesco Premier U.S. Government Money Portfolio, Institutional Class	483,816,237	996,889,840	(1,480,706,077)	-	-	-	4,544

Total	$483,816,237	$5,256,718,968	$(4,642,792,361)	$-	$-	$1,097,742,844	$67,677

(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Senior Loan ETF (BKLN)–(continued)

February 28, 2021

(Unaudited)

Portfolio Composition

Credit Quality Rating Breakdown*

(% of the Fund’s Net Assets)

as of February 28, 2021

Baa1	1.06
Baa2	1.36
Baa3	4.65
Ba1	7.00
Ba2	7.66
Ba3	16.27
B1	27.37
B2	23.55
B3	4.25
Caa1	2.39
Caa2	0.78
NR	1.78
Money Market Fund Plus Other Assets Less Liabilities	1.88

*

Source: Moody’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody’s rating methodology, please visit moodys.com and select “Rating Methodologies” under Research and Ratings on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Assets and Liabilities

February 28, 2021

(Unaudited)

Invesco Senior Loan ETF (BKLN)
Assets:
Unaffiliated investments in securities, at value	$5,852,088,633
Affiliated investments in securities, at value	1,097,742,844
Cash	8,390,994
Receivable for:
Dividends and interest	11,490,236
Investments sold	202,829,157
Fund shares sold	91,477
Investments matured, at value	3,274,860

Total assets	7,175,908,201

Liabilities:
Payable for:
Investments purchased	1,093,139,336
Fund shares repurchased	115,973,467
Accrued unitary management fees	2,867,824
Accrued tax expenses	644

Total liabilities	1,211,981,271

Net Assets	$5,963,926,930

Net assets consist of:
Shares of beneficial interest	$6,742,133,549
Distributable earnings (loss)	(778,206,619)

Net Assets	$5,963,926,930

Shares outstanding (unlimited amount authorized, $0.01 par value)	267,500,000
Net asset value	$22.30

Market price	$22.24

Unaffiliated investments in securities, at cost	$5,767,312,687

Affiliated investments in securities, at cost	$1,097,742,844

Investments matured, at cost	$30,117,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statement of Operations

For the six months ended February 28, 2021

(Unaudited)

Invesco Senior Loan ETF (BKLN)
Investment income:
Interest income	$91,483,382
Affiliated dividend income	67,677

Total investment income	91,551,059

Expenses:
Unitary management fees	15,297,264

Less: Waivers	(303,538)

Net expenses	14,993,726

Net investment income	76,557,333

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investments	(13,295,165)

Change in net unrealized appreciation on investment securities	99,099,546

Net realized and unrealized gain	85,804,381

Net increase in net assets resulting from operations	$162,361,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statement of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Senior Loan ETF (BKLN)
	Six Months Ended	Year Ended
	February 28,	August 31,
	2021	2020
Operations:
Net investment income	$76,557,333	$199,249,293
Net realized gain (loss)	(13,295,165)	(211,684,130)
Change in net unrealized appreciation	99,099,546	15,798,019

Net increase in net assets resulting from operations	162,361,714	3,363,182

Distributions to Shareholders from:
Distributable earnings	(82,488,419)	(197,593,666)

Shareholder Transactions:
Proceeds from shares sold	3,211,250,852	4,108,541,862
Value of shares repurchased	(1,832,721,354)	(3,839,126,252)
Transaction fees	5,699,673	22,694,518

Net increase in net assets resulting from share transactions	1,384,229,171	292,110,128

Net increase in net assets	1,464,102,466	97,879,644

Net assets:
Beginning of period	4,499,824,464	4,401,944,820

End of period	$5,963,926,930	$4,499,824,464

Changes in Shares Outstanding:
Shares sold	144,800,000	186,800,000
Shares repurchased	(83,500,000)	(175,600,000)
Shares outstanding, beginning of period	206,200,000	195,000,000

Shares outstanding, end of period	267,500,000	206,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Financial Highlights

Invesco Senior Loan ETF (BKLN)

	Six Months Ended
	February 28,						Ten Months Ended
	2021		Years Ended August 31,				August 31,		Years Ended October 31,
	(Unaudited)		2020		2019		2018		2017		2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$21.82		$22.57		$23.11		$23.15		$23.16		$23.05	$24.43

Net investment income(a)	0.36		0.93		1.07		0.77		0.82		0.99	0.92
Net realized and unrealized gain (loss) on investments	0.46		(0.88)		(0.53)		(0.08)		(0.02)		0.15	(1.39)

Total from investment operations	0.82		0.05		0.54		0.69		0.80		1.14	(0.47)

Distributions to shareholders from:
Net investment income	(0.37)		(0.91)		(1.12)		(0.74)		(0.82)		(0.99)	(0.92)
Return of capital	-		-		(0.02)		-		-		(0.08)	(0.00	)(b)

Total distributions	(0.37)		(0.91)		(1.14)		(0.74)		(0.82)		(1.07)	(0.92)

Transaction fees(a)	0.03		0.11		0.06		0.01		0.01		0.04	0.01

Net asset value at end of period	$22.30		$21.82		$22.57		$23.11		$23.15		$23.16	$23.05

Market price at end of period(c)	$22.24		$21.91		$22.61		$23.05		$23.12		$23.19	$23.01

Net Asset Value Total Return(d)	3.94%		0.80%		2.68%		3.07%		3.54%		5.32%	(1.96)%
Market Price Total Return(d)	3.23%		1.05%		3.15%		2.93%		3.27%		5.64%	(1.89)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,963,927		$4,499,824		$4,401,945		$7,378,227		$8,763,831		$6,458,747	$4,808,978
Ratio to average net assets of:
Expenses, after Waivers	0.64	%(e)(f)	0.63	%(f)	0.64	%(f)	0.63	%(e)(f)	0.63	%(f)	0.64%	0.65	%(f)
Expenses, prior to Waivers	0.65	%(e)(f)	0.65	%(f)	0.65	%(f)	0.65	%(e)(f)	0.65	%(f)	0.65%	0.65	%(f)
Net investment income	3.25	%(e)	4.22%		4.66%		3.99	%(e)	3.52%		4.33%	3.82%
Portfolio turnover rate(g)	65%		107%		78%		74%		71%		81%	43%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2021

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolio:

Full Name	Short Name
Invesco Senior Loan ETF (BKLN)	“Senior Loan ETF”

The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the S&P/LSTA U.S. Leveraged Loan 100 Index (the “Underlying Index”).

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain

13

foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Changing U.S. Fixed-Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) keeping the federal funds rates at, near or below zero. In recent years, the FRB began “tapering” its quantitative easing program, leading to fluctuations in the Federal Funds Rate. However, in response to the impact of the COVID-19 pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of quantitative easing. Because there is little precedent for this situation, it is difficult to predict the impact of these rate changes or any future rate changes on various markets. Any additional changes to the monetary policy by the FRB or other regulatory

14

actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in FRB policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover rate and the Fund’s transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, the Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

LIBOR Risk. The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units in-kind. Additionally, the Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Investment Grade Securities Risk. Non-investment grade securities and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments,

15

interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

Risk of Investing in Loans. Investments in loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of the Fund’s investments and a potential decrease in the NAV of the Fund. Although the loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund’s access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.

Risks of Loan Assignments and Participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment, a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Sampling Risk. The Fund’s use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Senior Loans Risk. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund’s NAV and income distributions. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower’s obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans and other debt securities also are subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments such as senior loans in which the Fund may be expected to invest are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded senior loans. Longer interest rate reset periods generally increase fluctuations in value as a result of changes in market interest rates.

Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. Many loans are not registered with the Securities and Exchange Commission (the “SEC”) or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most loans than is the case for many other types of securities. Although a loan may be senior to equity and other debt securities in a borrower’s capital structure, such obligations may be structurally subordinated to obligations of the borrower’s subsidiaries.

There is no organized exchange on which loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market and the Fund may not realize full value in the event of the need to sell a loan. To the extent that a

16

secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods, any of which may impair the Fund’s ability to sell loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods for certain loans may result in cash not being immediately available to the Fund upon sale of the loan. As a result, the Fund may have to sell other investments with shorter settlement periods or engage in borrowing transactions to raise cash to meet its obligations.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

17

G.

Expenses - Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the payments to Invesco Senior Secured Management, Inc. (the “Sub-Adviser”), set-up fees and commitment fees associated with the line of credit and the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services, and oversight of the Sub-Adviser.

Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.65% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the payments to the Sub-Adviser, set-up fees and commitment fees associated with the line of credit, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund. Further, through August 31, 2023, the Adviser has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2021, the Adviser waived fees of $303,538.

18

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for the Fund with S&P Dow Jones Indices LLC (the “Licensor”).

The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$5,740,459,265	$3,020,038	$5,743,479,303
U.S. Dollar Denominated Bonds & Notes	-	108,609,330	-	108,609,330
Money Market Funds	1,097,742,844	-	-	1,097,742,844

Total Investments in Securities	1,097,742,844	5,849,068,595	3,020,038	6,949,831,477

Other Investments - Assets
Investments Matured	-	3,274,860	-	3,274,860

Total Investments	$1,097,742,844	$5,852,343,455	$3,020,038	$6,953,106,337

NOTE 5–Tax Information

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for the Fund as of August 31, 2020:

No expiration
Short-Term	Long-Term	Total*
$210,502,512	$520,524,544	$731,027,056

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

19

NOTE 6–Investment Transactions

For the six months ended February 28, 2021, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were $3,983,017,231 and $2,482,429,647, respectively.

At February 28, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Aggregate unrealized appreciation of investments	$94,904,709
Aggregate unrealized (depreciation) of investments	(124,513,649)

Net unrealized appreciation (depreciation) of investments	$(29,608,940)

Cost of investments for tax purposes is $6,982,715,277.

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Fund to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the Fund’s unitary management fee, pays for such compensation for the Fund. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

NOTE 8–Senior Loan Participation Commitments

The Fund may invest in participations, assignments, or act as a party to the primary lending syndicate of a senior loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

During the six months ended February 28, 2021, there were no interests in senior loans purchased by the Fund on a participation basis.

NOTE 9–Borrowing

The Fund is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company. The Fund may borrow up to the lesser of (1) $675,000,000 or (2) the limits set by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays an upfront fee of 0.10% on the commitment amount and a commitment fee of 0.15% on the amount of the commitment that has not been utilized. In case of borrowings from the line of credit, the Fund pays the associated interest expenses.

During the six months ended February 28, 2021, there were no outstanding borrowings from the line of credit.

NOTE 10–Capital

Shares are issued and redeemed by the Fund only in Creation Units consisting of a specified number of Shares as set forth in the Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Such transactions are principally permitted in exchange for cash. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for the deposit of delivery of a basket of securities (“Deposit Securities”).

To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.

Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

20

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Fund’s investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

21

Calculating your ongoing Fund expenses

Example

As a shareholder of the Invesco Senior Loan ETF (the “Fund”), a series of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2021.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the investment companies have varied expenses and fee levels and the Fund may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2020	February 28, 2021	Six-Month Period	Six-Month Period(1)
Invesco Senior Loan ETF (BKLN)

Actual	$1,000.00	$1,039.40	0.64%	$3.24

Hypothetical (5% return before expenses)	1,000.00	1,021.62	0.64	3.21

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

22

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-BKLN-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
February 28, 2021
KBWB	Invesco KBW Bank ETF

KBWD	Invesco KBW High Dividend Yield Financial ETF

KBWY	Invesco KBW Premium Yield Equity REIT ETF

KBWP	Invesco KBW Property & Casualty Insurance ETF

KBWR	Invesco KBW Regional Banking ETF

2

Invesco KBW Bank ETF (KBWB)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Asset Management & Custody Banks-9.97%
Bank of New York Mellon Corp. (The)	1,840,255	$77,585,151
Northern Trust Corp.	771,572	73,399,644
State Street Corp.	1,019,129	74,162,017

		225,146,812

Consumer Finance-4.47%
Capital One Financial Corp.	840,767	101,051,786

Diversified Banks-39.24%
Bank of America Corp.	5,110,909	177,399,651
Citigroup, Inc.	2,613,805	172,197,474
JPMorgan Chase & Co.	1,220,972	179,690,449
U.S. Bancorp	3,330,960	166,548,000
Wells Fargo & Co.	5,262,336	190,338,693

		886,174,267

Regional Banks-46.27%
CIT Group, Inc.	426,202	19,328,261
Citizens Financial Group, Inc.	1,852,799	80,485,589
Comerica, Inc.	602,520	41,031,612
Regional Banks-(continued)
Fifth Third Bancorp	2,840,353	$98,531,846

	Shares	Value
First Horizon Corp.	2,403,005	38,928,681
First Republic Bank	555,791	91,566,567
Huntington Bancshares, Inc.	4,406,906	67,601,938
KeyCorp	4,241,348	85,420,749
M&T Bank Corp.	555,885	83,905,282
People’s United Financial, Inc.	1,839,862	33,007,124
PNC Financial Services Group, Inc. (The)	520,512	87,633,400
Regions Financial Corp.	4,171,670	86,061,552
SVB Financial Group(b)	208,720	105,478,739
Truist Financial Corp.	1,551,255	88,359,485
Zions Bancorporation N.A.	710,543	37,779,571

		1,045,120,396

TOTAL INVESTMENTS IN SECURITIES-99.95% (Cost $2,075,347,950)		2,257,493,261
OTHER ASSETS LESS LIABILITIES-0.05%		1,164,295

NET ASSETS-100.00%		$2,258,657,556

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$19,018,397	$(19,018,397)	$-	$-	$-	$72
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	4,182,496	(4,182,496)	-	-	-	3
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	13,648,922	(13,648,922)	-	-	-	15	*
Invesco Private Prime Fund	-	4,549,635	(4,549,635)	-	-	-	18	*

Total	$-	$41,399,450	$(41,399,450)	$-	$-	$-	$108

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco KBW Bank ETF (KBWB)–(continued)

February 28, 2021

(Unaudited)

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2021

Regional Banks	46.27

Diversified Banks	39.24

Asset Management & Custody Banks	9.97

Consumer Finance	4.47

Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco KBW High Dividend Yield Financial ETF (KBWD)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Asset Management & Custody Banks-43.80%
Apollo Global Management, Inc.	94,422	$4,670,112
Apollo Investment Corp.	923,982	12,778,671
Ares Capital Corp.(b)	516,540	9,468,178
Artisan Partners Asset Management, Inc., Class A	144,325	6,855,437
Bain Capital Specialty Finance, Inc.	856,898	12,047,986
BlackRock TCP Capital Corp.	749,443	9,675,309
Franklin Resources, Inc.	196,669	5,146,828
FS KKR Capital Corp.(b)	662,927	12,721,569
Goldman Sachs BDC, Inc.	472,889	8,616,038
Hercules Capital, Inc.	630,795	10,017,025
Janus Henderson Group PLC	155,733	4,552,076
New Mountain Finance Corp.	731,806	9,067,076
Newtek Business Services Corp.	507,253	11,656,674
Prospect Capital Corp.(b)	2,215,622	16,151,884
TCG BDC, Inc.	951,867	11,860,263
Waddell & Reed Financial, Inc., Class A	324,701	8,146,748

		153,431,874

Consumer Finance-2.27%
Navient Corp.	641,705	7,944,308

Investment Banking & Brokerage-3.86%
Lazard Ltd., Class A	118,880	4,599,467
Moelis & Co., Class A	87,463	4,516,589
Virtu Financial, Inc., Class A	162,122	4,421,067

		13,537,123

Life & Health Insurance-4.50%
Principal Financial Group, Inc.	79,556	4,501,279
Prudential Financial, Inc.	67,779	5,877,795
Unum Group	203,082	5,377,611

		15,756,685

Mortgage REITs-30.13%
Annaly Capital Management, Inc.	1,205,683	10,019,226
Apollo Commercial Real Estate Finance, Inc.	1,057,023	14,047,836
Arbor Realty Trust, Inc.	632,693	10,546,992
Ares Commercial Real Estate Corp.	933,112	12,886,277
ARMOUR Residential REIT, Inc.(b)	940,234	11,348,624
Capstead Mortgage Corp.	1,659,656	9,509,829
Chimera Investment Corp.	1,000,010	11,540,115

	Shares	Value
Mortgage REITs-(continued)
Orchid Island Capital, Inc.(b)	2,391,071	$13,700,837
Starwood Property Trust, Inc.	523,351	11,948,103

		105,547,839

Property & Casualty Insurance-1.88%
Mercury General Corp.	112,579	6,574,614

Regional Banks-5.79%
Flushing Financial Corp.	366,702	7,609,067
Heritage Commerce Corp.	645,667	6,140,293
Umpqua Holdings Corp.	383,290	6,542,760

		20,292,120

Thrifts & Mortgage Finance-6.05%
New York Community Bancorp, Inc.	637,548	7,784,461
Northwest Bancshares, Inc.	478,080	6,750,490
Provident Financial Services, Inc.	329,863	6,673,128

		21,208,079

Trading Companies & Distributors-1.62%
Triton International Ltd. (Bermuda)	98,034	5,664,405

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $298,120,433)		349,957,047

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-10.05%
Invesco Private Government Fund, 0.01%(c)(d)(e)	14,081,781	14,081,781
Invesco Private Prime Fund, 0.11%(c)(d)(e)	21,114,226	21,122,672

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,204,395)		35,204,453

TOTAL INVESTMENTS IN SECURITIES-109.95% (Cost $333,324,828)		385,161,500
OTHER ASSETS LESS LIABILITIES-(9.95)%		(34,844,754)

NET ASSETS-100.00%		$350,316,746

Investment Abbreviations:

REIT -Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco KBW High Dividend Yield Financial ETF (KBWD)–(continued)

February 28, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2021	Dividend Income
Invesco Ltd.	$5,421,198	$559,445	$(9,163,740)	$2,908,647	$274,450	$-	$65,434
Invesco Mortgage Capital, Inc.	19,278,960	175,369	(19,069,236)	12,014,743	(12,399,836)	-	32,218
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	14,142,682	(14,142,682)	-	-	-	40
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	1,208,725	(1,208,725)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	44,488,963	55,967,685	(86,374,867)	-	-	14,081,781	2,728	*
Invesco Private Prime Fund	14,834,602	67,115,753	(60,830,086)	59	2,344	21,122,672	9,431	*

Total	$84,023,723	$139,169,659	$(190,789,336)	$14,923,449	$(12,123,042)	$35,204,453	$109,851

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2021

Asset Management & Custody Banks	43.80

Mortgage REITs	30.13

Thrifts & Mortgage Finance	6.05

Regional Banks	5.79

Life & Health Insurance	4.50

Investment Banking & Brokerage	3.86

Sub-Industry Types Each Less Than 3%	5.77

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco KBW Premium Yield Equity REIT ETF (KBWY)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Diversified REITs-13.49%
Essential Properties Realty Trust, Inc.	265,178	$6,152,130
Gladstone Commercial Corp.	541,864	10,122,019
Global Net Lease, Inc.	696,572	12,942,308
Washington REIT	270,901	6,100,691

		35,317,148

Health Care REITs-17.87%
CareTrust REIT, Inc.	322,140	7,145,065
Global Medical REIT, Inc.	519,088	6,992,115
LTC Properties, Inc.	202,115	8,268,525
National Health Investors, Inc.	128,566	8,777,201
Physicians Realty Trust	371,659	6,318,203
Sabra Health Care REIT, Inc.	538,426	9,271,696

		46,772,805

Industrial REITs-12.90%
Industrial Logistics Properties Trust	339,942	7,230,566
Lexington Realty Trust	501,638	5,377,559
Monmouth Real Estate Investment Corp.	376,020	6,512,667
Plymouth Industrial REIT, Inc.	564,790	8,426,667
STAG Industrial, Inc.	197,468	6,230,115

		33,777,574

Office REITs-18.24%
Brandywine Realty Trust	747,689	9,144,236
City Office REIT, Inc.	950,692	9,659,031
Columbia Property Trust, Inc.	522,669	7,380,086
Office Properties Income Trust	510,985	12,922,811
SL Green Realty Corp.	125,058	8,637,756

		47,743,920

Residential REITs-12.16%
Bluerock Residential Growth REIT, Inc.	759,772	8,144,756
Independence Realty Trust, Inc.	351,864	4,940,170
Preferred Apartment Communities, Inc., Class A	1,391,627	11,453,090
UMH Properties, Inc.	426,395	7,278,563

		31,816,579

	Shares	Value
Retail REITs-14.28%
American Finance Trust, Inc.	1,892,181	$16,764,724
Brookfield Property REIT, Inc., Class A(b)	625,449	10,945,357
Spirit Realty Capital, Inc.	224,502	9,658,076

		37,368,157

Specialized REITs-11.01%
CatchMark Timber Trust, Inc., Class A	714,043	7,290,379
GEO Group, Inc. (The)(b)	1,846,798	13,296,946
Uniti Group, Inc.	690,443	8,223,176

		28,810,501

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $254,078,641)		261,606,684

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.93%
Invesco Private Government Fund, 0.01%(c)(d)(e)	4,183,176	4,183,176
Invesco Private Prime Fund, 0.11%(c)(d)(e)	11,329,897	11,334,429

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,517,605)		15,517,605

TOTAL INVESTMENTS IN SECURITIES-105.88% (Cost $269,596,246)		277,124,289
OTHER ASSETS LESS LIABILITIES-(5.88)%		(15,387,085)

NET ASSETS-100.00%		$261,737,204

Investment Abbreviations:

REIT -Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco KBW Premium Yield Equity REIT ETF (KBWY)–(continued)

February 28, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$8,139,268	$(8,139,268)	$-	$-	$-	$23
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	1,173,053	(1,173,053)	-	-	-	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,956,410	41,457,348	(58,230,582)	-	-	4,183,176	1,663	*
Invesco Private Prime Fund	6,985,570	50,515,941	(46,168,659)	-	1,577	11,334,429	6,974	*
Investments in Other Affiliates:
Pennsylvania REIT	4,598,449	154,679	(2,833,422)	958,900	(2,878,606)	-	-

Total	$32,540,429	$101,440,289	$(116,544,984)	$958,900	$(2,877,029)	$15,517,605	$8,661

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition REIT Sub-Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2021

Office REITs	18.24

Health Care REITs	17.87

Retail REITs	14.28

Diversified REITs	13.49

Industrial REITs	12.90

Residential REITs	12.16

Specialized REITs	11.01

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco KBW Property & Casualty Insurance ETF (KBWP)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Multi-line Insurance-22.06%
American Financial Group, Inc.	93,323	$9,957,564
American International Group, Inc.	434,158	19,081,244
Assurant, Inc.	64,630	7,963,709
Hartford Financial Services Group, Inc. (The)	188,819	9,571,235
Horace Mann Educators Corp.	90,827	3,500,472

		50,074,224

Property & Casualty Insurance-69.29%
Allstate Corp. (The)	163,043	17,380,384
Arch Capital Group Ltd.(b)	259,211	9,284,938
AXIS Capital Holdings Ltd.	166,490	8,412,740
Chubb Ltd.	112,860	18,348,779
Cincinnati Financial Corp.	109,316	10,698,757
Hanover Insurance Group, Inc. (The)	74,267	8,566,698
James River Group Holdings Ltd.	67,114	3,081,204
Kemper Corp.	111,311	8,417,338
Mercury General Corp.	121,385	7,088,884
ProAssurance Corp.	118,168	2,924,658
Progressive Corp. (The)	191,592	16,467,332
RLI Corp.	87,156	9,093,857
Selective Insurance Group, Inc.	131,230	8,901,331
Travelers Cos., Inc. (The)	128,689	18,724,250

	Shares	Value
Property & Casualty Insurance-(continued)
Universal Insurance Holdings, Inc.	68,696	$1,022,883
W.R. Berkley Corp.	128,095	8,880,826

		157,294,859

Reinsurance-8.58%
Everest Re Group Ltd.	36,682	8,870,074
RenaissanceRe Holdings Ltd. (Bermuda)	50,677	8,462,046
SiriusPoint Ltd. (Bermuda)(b)	209,462	2,138,607

		19,470,727

Total Common Stocks & Other Equity Interests (Cost $206,169,225)		226,839,810

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $10,691)	10,691	10,691

TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $206,179,916)		226,850,501
OTHER ASSETS LESS LIABILITIES-0.06%		142,293

NET ASSETS-100.00%.		$226,992,794

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,224,866	$(3,214,175)	$-	$-	$10,691	$11
Invesco Premier U.S. Government Money Portfolio, Institutional Class	53,572	553,573	(607,145)	-	-	-	1

Total	$53,572	$3,778,439	$(3,821,320)	$-	$-	$10,691	$12

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco KBW Property & Casualty Insurance ETF (KBWP)–(continued)

February 28, 2021

(Unaudited)

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2021

Property & Casualty Insurance	69.29

Multi-line Insurance	22.06

Reinsurance	8.58

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco KBW Regional Banking ETF (KBWR)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Regional Banks-95.44%
Associated Banc-Corp.	58,738	$1,183,571
BancorpSouth Bank	35,569	1,069,204
Bank of Hawaii Corp.(b)	12,040	1,053,500
Bank OZK	32,197	1,327,160
BankUnited, Inc	31,524	1,266,949
Boston Private Financial Holdings, Inc.	32,871	452,305
Brookline Bancorp, Inc.	31,598	449,639
Cadence BanCorp	50,632	1,038,969
Cathay General Bancorp	31,849	1,198,796
Columbia Banking System, Inc.	28,440	1,259,608
Commerce Bancshares, Inc.	28,675	2,122,810
Community Bank System, Inc.	14,483	1,031,045
Cullen/Frost Bankers, Inc.	17,935	1,872,414
CVB Financial Corp.	47,215	1,010,873
East West Bancorp, Inc.	40,474	2,920,604
F.N.B. Corp.	102,097	1,207,807
First Commonwealth Financial Corp.	38,421	515,226
First Financial Bancorp	39,171	878,605
First Financial Bankshares, Inc.	26,921	1,202,292
First Hawaiian, Inc.	41,126	1,147,004
First Midwest Bancorp, Inc.	45,679	903,531
Fulton Financial Corp.	64,853	1,001,979
Glacier Bancorp, Inc.	22,046	1,194,893
Hancock Whitney Corp.	32,001	1,208,038
Home BancShares, Inc.	48,627	1,188,444
Hope Bancorp, Inc.	49,257	648,222
Investors Bancorp, Inc.	92,961	1,240,100
Old National Bancorp	56,953	1,032,558
PacWest Bancorp	38,703	1,402,597
Pinnacle Financial Partners, Inc.	16,598	1,347,260
Popular, Inc.	18,510	1,236,838
Prosperity Bancshares, Inc.	26,474	1,945,045
Signature Bank	15,308	3,342,349
South State Corp.	13,527	1,066,739
Sterling Bancorp	56,315	1,229,356
Synovus Financial Corp.	28,521	1,206,723
TCF Financial Corp.	26,785	1,200,504
Texas Capital Bancshares, Inc.(c)	16,128	1,228,954
Trustmark Corp.	25,337	764,164
UMB Financial Corp.	13,192	1,113,009
Umpqua Holdings Corp.	64,911	1,108,031

	Shares	Value
Regional Banks-(continued)
United Bankshares, Inc.	30,793	$1,137,801
United Community Banks, Inc.	34,810	1,150,819
Valley National Bancorp	98,489	1,206,490
Webster Financial Corp.	23,792	1,315,935
Western Alliance Bancorporation	17,531	1,604,262
Wintrust Financial Corp.	16,547	1,218,852

		58,451,874

Thrifts & Mortgage Finance-4.38%
New York Community Bancorp, Inc.	93,045	1,136,080
Provident Financial Services, Inc.	31,400	635,222
Washington Federal, Inc.	30,310	915,968

		2,687,270

Total Common Stocks & Other Equity Interests (Cost $58,669,876)		61,139,144

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $16,928)	16,928	16,928
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $58,686,804)		61,156,072

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.03%
Invesco Private Government Fund, 0.01%(d)(e)(f)	7,320	7,320
Invesco Private Prime Fund, 0.11%(d)(e)(f)	10,976	10,980

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,300)		18,300

TOTAL INVESTMENTS IN SECURITIES-99.88% (Cost $58,705,104)		61,174,372
OTHER ASSETS LESS LIABILITIES-0.12%		71,081

NET ASSETS-100.00%		$61,245,453

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco KBW Regional Banking ETF (KBWR)–(continued)

February 28, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$775,127	$(758,199)	$-	$-	$16,928	$5
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	272,914	(272,914)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,483,019	(1,475,699)	-	-	7,320	1*
Invesco Private Prime Fund	-	1,076,820	(1,065,840)	-	-	10,980	3*

Total	$-	$3,607,880	$(3,572,652)	$-	$-	$35,228	$9

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2021

Regional Banks	95.44

Thrifts & Mortgage Finance	4.38

Money Market Funds Plus Other Assets Less Liabilities	0.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Assets and Liabilities

February 28, 2021

(Unaudited)

	Invesco KBW Bank ETF (KBWB)	Invesco KBW High Dividend Yield Financial ETF (KBWD)	Invesco KBW Premium Yield Equity REIT ETF (KBWY)	Invesco KBW Property & Casualty Insurance ETF (KBWP)	Invesco KBW Regional Banking ETF (KBWR)
Assets:
Unaffiliated investments in securities, at value(a)	$2,257,493,261	$349,957,047	$261,606,684	$226,839,810	$61,139,144
Affiliated investments in securities, at value	-	35,204,453	15,517,605	10,691	35,228
Receivable for:
Dividends	1,995,164	628,437	597,562	209,060	104,030
Securities lending	-	33,504	8,349	-	4
Investments sold	8,412,400	-	-	-	-
Fund shares sold	11,255,018	-	6,055,120	-	-

Total assets	2,279,155,843	385,823,441	283,785,320	227,059,561	61,278,406

Liabilities:
Due to custodian	299,540	213,453	108,046	-	-
Payable for:
Investments purchased	11,253,273	-	6,320,686	-	-
Investments purchased - affiliated broker	-	-	38,812	-	-
Collateral upon return of securities loaned	-	35,204,395	15,517,605	-	18,300
Fund shares repurchased	8,412,628	-	-	-	-
Accrued unitary management fees	532,846	88,847	62,967	66,767	14,653

Total liabilities	20,498,287	35,506,695	22,048,116	66,767	32,953

Net Assets	$2,258,657,556	$350,316,746	$261,737,204	$226,992,794	$61,245,453

Net assets consist of:
Shares of beneficial interest	$1,946,327,527	$473,328,963	$430,897,981	$203,012,377	$67,565,927
Distributable earnings (loss)	312,330,029	(123,012,217)	(169,160,777)	23,980,417	(6,320,474)

Net Assets	$2,258,657,556	$350,316,746	$261,737,204	$226,992,794	$61,245,453

Shares outstanding (unlimited amount authorized, $0.01 par value)	38,630,000	18,990,000	12,260,000	3,230,000	1,050,000
Net asset value	$58.47	$18.45	$21.35	$70.28	$58.33

Market price	$58.46	$18.55	$21.48	$70.27	$58.34

Unaffiliated investments in securities, at cost	$2,075,347,950	$298,120,433	$254,078,641	$206,169,225	$58,669,876

Affiliated investments in securities, at cost	$-	$35,204,395	$15,517,605	$10,691	$35,228

(a) Includes securities on loan with an aggregate value of:	$-	$34,065,835	$14,108,997	$-	$17,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Statements of Operations

For the six months ended February 28, 2021

(Unaudited)

	Invesco KBW Bank ETF (KBWB)	Invesco KBW High Dividend Yield Financial ETF (KBWD)	Invesco KBW Premium Yield Equity REIT ETF (KBWY)	Invesco KBW Property & Casualty Insurance ETF (KBWP)	Invesco KBW Regional Banking ETF (KBWR)
Investment income:
Unaffiliated dividend income	$17,972,262	$11,282,169	$7,301,786	$3,749,883	$645,508
Affiliated dividend income	75	97,692	24	12	5
Securities lending income	85	307,100	1,479,314	-	16
Foreign withholding tax	-	-	-	-	(1,208)

Total investment income	17,972,422	11,686,961	8,781,124	3,749,895	644,321

Expenses:
Unitary management fees	2,118,668	471,698	339,146	389,976	65,888

Less: Waivers	(407)	(196)	(144)	(69)	(27)

Net expenses	2,118,261	471,502	339,002	389,907	65,861

Net investment income	15,854,161	11,215,459	8,442,122	3,359,988	578,460

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(23,909,918)	(14,735,547)	(21,802,600)	(4,111,816)	(978,328)
Affiliated investment securities	-	(12,219,120)	(2,877,029)	-	-
Unaffiliated in-kind redemptions	156,541,232	2,147,876	5,105,473	12,288,527	256,210
Affiliated in-kind redemptions	-	96,078	-	-	-

Net realized gain (loss)	132,631,314	(24,710,713)	(19,574,156)	8,176,711	(722,118)

Change in net unrealized appreciation of:
Unaffiliated investment securities	344,047,895	92,286,761	43,249,455	23,041,978	20,309,865
Affiliated investment securities	-	14,923,449	958,900	-	-
Change in net unrealized appreciation	344,047,895	107,210,210	44,208,355	23,041,978	20,309,865

Net realized and unrealized gain	476,679,209	82,499,497	24,634,199	31,218,689	19,587,747

Net increase in net assets resulting from operations	$492,533,370	$93,714,956	$33,076,321	$34,578,677	$20,166,207

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

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15

Statements of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco KBW Bank ETF (KBWB)		Invesco KBW High Dividend Yield Financial ETF (KBWD)
	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020
Operations:
Net investment income	$15,854,161	$16,043,814	$11,215,459	$20,246,001
Net realized gain (loss)	132,631,314	13,083,818	(24,710,713)	(51,005,990)
Change in net unrealized appreciation (depreciation)	344,047,895	(60,618,490)	107,210,210	(27,290,008)

Net increase (decrease) in net assets resulting from operations	492,533,370	(31,490,858)	93,714,956	(58,049,997)

Distributions to Shareholders from:
Distributable earnings	(14,061,844)	(16,218,566)	(11,995,487)	(25,952,241)

Shareholder Transactions:
Proceeds from shares sold	2,249,185,978	1,567,902,553	46,350,555	92,698,284
Value of shares repurchased	(1,232,963,138)	(1,319,623,259)	(7,388,898)	(49,449,953)

Net increase (decrease) in net assets resulting from share transactions.	1,016,222,840	248,279,294	38,961,657	43,248,331

Net increase (decrease) in net assets	1,494,694,366	200,569,870	120,681,126	(40,753,907)

Net assets:
Beginning of period	763,963,190	563,393,320	229,635,620	270,389,527

End of period	$2,258,657,556	$763,963,190	$350,316,746	$229,635,620

Changes in Shares Outstanding:
Shares sold	45,920,000	37,200,000	2,810,000	5,450,000
Shares repurchased	(26,590,000)	(29,600,000)	(520,000)	(2,400,000)
Shares outstanding, beginning of period	19,300,000	11,700,000	16,700,000	13,650,000

Shares outstanding, end of period	38,630,000	19,300,000	18,990,000	16,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco KBW Premium Yield Equity REIT ETF (KBWY)		Invesco KBW Property & Casualty Insurance ETF (KBWP)		Invesco KBW Regional Banking ETF (KBWR)
Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020

$8,442,122	$13,354,693	$3,359,988	$2,208,696	$578,460	$1,458,942
(19,574,156)	(85,021,281)	8,176,711	4,667,390	(722,118)	(11,778,964)
44,208,355	(8,509,027)	23,041,978	(16,642,913)	20,309,865	(1,607,950)

33,076,321	(80,175,615)	34,578,677	(9,766,827)	20,166,207	(11,927,972)

(7,986,790)	(22,239,204)	(2,092,761)	(2,288,777)	(567,924)	(1,689,665)

96,207,247	77,741,685	71,101,143	135,387,753	16,466,270	-
(32,584,847)	(119,691,168)	(59,698,273)	(49,858,481)	(3,143,855)	(27,104,447)

63,622,400	(41,949,483)	11,402,870	85,529,272	13,322,415	(27,104,447)

88,711,931	(144,364,302)	43,888,786	73,473,668	32,920,698	(40,722,084)

173,025,273	317,389,575	183,104,008	109,630,340	28,324,755	69,046,839

$261,737,204	$173,025,273	$226,992,794	$183,104,008	$61,245,453	$28,324,755

4,600,000	2,750,000	1,070,000	2,300,000	330,000	-
(1,590,000)	(4,350,000)	(890,000)	(800,000)	(80,000)	(650,000)
9,250,000	10,850,000	3,050,000	1,550,000	800,000	1,450,000

12,260,000	9,250,000	3,230,000	3,050,000	1,050,000	800,000

17

Financial Highlights

Invesco KBW Bank ETF (KBWB)

	Six Months Ended February 28, 2021		Years Ended August 31,		Ten Months Ended August 31,		Years Ended October 31,
	(Unaudited)		2020	2019	2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$39.58		$48.15	$57.01	$52.36		$38.40	$37.43	$37.12

Net investment income(a)	0.63		1.40	1.27	0.83		0.77	0.68	0.66
Net realized and unrealized gain (loss) on investments	18.88		(8.45)	(8.86)	4.51		13.92	0.98	0.22

Total from investment operations	19.51		(7.05)	(7.59)	5.34		14.69	1.66	0.88

Distributions to shareholders from:
Net investment income	(0.62)		(1.52)	(1.27)	(0.69)		(0.73)	(0.69)	(0.55)
Net realized gains.	-		-	-	-		-	-	(0.02)
Total distributions	(0.62)		(1.52)	(1.27)	(0.69)		(0.73)	(0.69)	(0.57)

Net asset value at end of period	$58.47		$39.58	$48.15	$57.01		$52.36	$38.40	$37.43

Market price at end of period(b)	$58.46		$39.68	$48.22	$57.01		$52.39	$38.44	$37.49

Net Asset Value Total Return(c)	49.88%		(14.81)%	(13.30)%	10.24%		38.42%	4.61%	2.35%
Market Price Total Return(c)	49.49%		(14.72)%	(13.18)%	10.18%		38.36%	4.55%	2.49%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,258,658		$763,963	$563,393	$1,023,260		$932,052	$430,134	$559,632
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35	%(d)	0.35%	0.35%	0.35%
Net investment income	2.62	%(d)	3.07%	2.51%	1.78	%(d)	1.60%	1.92%	1.74%
Portfolio turnover rate(e)	7%		18%	13%	7%		9%	12%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Financial Highlights–(continued)

Invesco KBW High Dividend Yield Financial ETF (KBWD)

	Six Months Ended February 28, 2021		Years Ended August 31,		Ten Months Ended August 31,		Years Ended October 31,
	(Unaudited)		2020	2019	2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$13.75		$19.81	$23.68	$23.43		$21.49	$22.39	$25.81

Net investment income(a)	0.65		1.39	1.59	1.23		1.84	1.57	1.75
Net realized and unrealized gain (loss) on investments	4.74		(5.66)	(3.67)	0.69		2.16	(0.53)	(3.22)

Total from investment operations	5.39		(4.27)	(2.08)	1.92		4.00	1.04	(1.47)

Distributions to shareholders from:
Net investment income	(0.69)		(1.79)	(1.79)	(1.67)		(1.88)	(1.81)	(1.87)
Return of capital.	-		-	-	-		(0.18)	(0.13)	(0.08)

Total distributions	(0.69)		(1.79)	(1.79)	(1.67)		(2.06)	(1.94)	(1.95)

Net asset value at end of period	$18.45		$13.75	$19.81	$23.68		$23.43	$21.49	$22.39

Market price at end of period(b)	$18.55		$13.77	$19.80	$23.69		$23.46	$21.51	$22.39

Net Asset Value Total Return(c)	40.20%		(22.34)%	(9.06)%	8.57%		18.95%	5.46%	(6.08)%
Market Price Total Return(c)	40.75%		(22.18)%	(9.15)%	8.47%		18.99%	5.56%	(6.12)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$350,317		$229,636	$270,390	$344,556		$319,788	$221,379	$277,692
Ratio to average net assets of:
Expenses(d)	0.35	%(e)	0.35%	0.35%	0.35	%(e)	0.35%	0.35%	0.35%
Net investment income	8.32	%(e)	8.08%	7.32%	6.36	%(e)	7.77%	7.45%	7.15%
Portfolio turnover rate(f)	53%		77%	54%	46%		52%	113%	49%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Financial Highlights–(continued)

Invesco KBW Premium Yield Equity REIT ETF (KBWY)

	Six Months Ended February 28, 2021		Years Ended August 31,		Ten Months Ended August 31,		Years Ended October 31,
	(Unaudited)		2020	2019	2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$18.71		$29.25	$35.80	$36.64		$33.95	$31.51	$33.83

Net investment income(a)	0.85		1.36	1.21	1.45		1.49	1.40	1.19
Net realized and unrealized gain (loss) on investments	2.58		(9.62)	(5.86)	(0.18)		3.78	3.36	(1.80)

Total from investment operations	3.43		(8.26)	(4.65)	1.27		5.27	4.76	(0.61)

Distributions to shareholders from:
Net investment income	(0.79)		(2.28)	(1.90)	(2.11)		(2.58)	(2.32)	(1.71)

Net asset value at end of period	$21.35		$18.71	$29.25	$35.80		$36.64	$33.95	$31.51

Market price at end of period(b)	$21.48		$18.74	$29.26	$35.80		$36.67	$33.95	$31.52

Net Asset Value Total Return(c)	18.85%		(28.96)%	(12.94)%	4.05%		15.71%	15.68%	(1.94)%
Market Price Total Return(c)	19.38%		(28.87)%	(12.91)%	3.95%		15.79%	15.64%	(1.88)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$261,737		$173,025	$317,390	$442,126		$381,021	$188,425	$110,279
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35	%(d)	0.35%	0.35%	0.35%
Net investment income	8.71	%(d)	5.45%	3.94%	5.16	%(d)	4.04%	4.18%	3.58%
Portfolio turnover rate(e)	50%		100%	69%	53%		61%	87%	25%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Financial Highlights–(continued)

Invesco KBW Property & Casualty Insurance ETF (KBWP)

	Six Months Ended February 28, 2021		Years Ended August 31,			Ten Months Ended August 31,		Years Ended October 31,
	(Unaudited)		2020	2019		2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$60.03		$70.73	$63.85		$59.67		$50.41	$48.24	$41.27

Net investment income(a)	0.97		1.28	1.35		1.22		1.12	1.08	0.75
Net realized and unrealized gain (loss) on investments	9.86		(10.63)	7.06		4.06		9.23	2.06	7.10

Total from investment operations	10.83		(9.35)	8.41		5.28		10.35	3.14	7.85

Distributions to shareholders from:
Net investment income.	(0.58)		(1.35)	(1.53)		(1.10)		(1.09)	(0.93)	(0.78)
Net realized gains	-		-	-		-		-	(0.04)	(0.10)

Total distributions	(0.58)		(1.35)	(1.53)		(1.10)		(1.09)	(0.97)	(0.88)

Net asset value at end of period	$70.28		$60.03	$70.73		$63.85		$59.67	$50.41	$48.24

Market price at end of period(b)	$70.27		$60.13	$70.78		$63.92		$59.68	$50.44	$48.36

Net Asset Value Total Return(c)	18.14%		(13.11)%	13.54%		8.99%		20.68%	6.63%	19.31%
Market Price Total Return(c)	17.93%		(13.03)%	13.50%		9.09%		20.63%	6.43%	19.60%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$226,993		$183,104	$109,630		$67,040		$98,462	$63,010	$86,828
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.36	%(e)	0.35	%(d)	0.35%	0.35%	0.35%
Net investment income.	3.02	%(d)	2.04%	2.09	%(e)	2.41	%(d)	1.97%	2.23%	1.69%
Portfolio turnover rate(f)	8%		16%	14%		22%		16%	20%	35%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Financial Highlights—(continued)

Invesco KBW Regional Banking ETF (KBWR)

	Six Months Ended February 28, 2021		Years Ended August 31,			Ten Months Ended August 31,		Years Ended October 31,
	(Unaudited)		2020	2019		2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$35.41		$47.62	$59.19		$55.13		$44.09	$42.40	$39.21

Net investment income(a)	0.67		1.32	1.20		0.89		0.94	0.87	0.80
Net realized and unrealized gain (loss) on investments.	22.93		(12.07)	(11.52)		3.94		10.96	1.63	3.17

Total from investment operations	23.60		(10.75)	(10.32)		4.83		11.90	2.50	3.97

Distributions to shareholders from:
Net investment income	(0.68)		(1.46)	(1.25)		(0.77)		(0.86)	(0.81)	(0.78)

Net asset value at end of period	$58.33		$35.41	$47.62		$59.19		$55.13	$44.09	$42.40

Market price at end of period(b)	$58.34		$35.44	$47.61		$59.19		$55.20	$44.15	$42.42

Net Asset Value Total Return(c)	67.71%		(22.87)%	(17.48)%		8.79%		27.06%	6.05%	10.24%
Market Price Total Return(c)	67.60%		(22.80)%	(17.50)%		8.65%		27.05%	6.14%	10.29%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$61,245		$28,325	$69,047		$195,338		$148,854	$136,682	$52,996
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.36	%(e)	0.35	%(d)	0.35%	0.35%	0.35%
Net investment income	3.07	%(d)	2.96%	2.33	%(e)	1.85	%(d)	1.75%	2.11%	1.97%
Portfolio turnover rate(f)	6%		21%	15%		14%		21%	23%	25%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2021

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco KBW Bank ETF (KBWB)	“KBW Bank ETF”
Invesco KBW High Dividend Yield Financial ETF (KBWD)	“KBW High Dividend Yield Financial ETF”
Invesco KBW Premium Yield Equity REIT ETF (KBWY)	“KBW Premium Yield Equity REIT ETF”
Invesco KBW Property & Casualty Insurance ETF (KBWP)	“KBW Property & Casualty Insurance ETF”
Invesco KBW Regional Banking ETF (KBWR)	“KBW Regional Banking ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
KBW Bank ETF	KBW Nasdaq Bank Index
KBW High Dividend Yield Financial ETF	KBW Nasdaq Financial Sector Dividend Yield Index
KBW Premium Yield Equity REIT ETF	KBW Nasdaq PremiumYield Equity REIT Index
KBW Property & Casualty Insurance ETF	KBW Nasdaq Property & Casualty Index
KBW Regional Banking ETF	KBW Nasdaq Regional Banking Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance

23

on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability,

24

or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

High Dividend Paying Securities Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in which a Fund invests and the capital resources available for such companies’ dividend payments may adversely affect a Fund.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because KBW Bank ETF and KBW Property & Casualty Insurance ETF are non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Small-and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and

25

accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund (except for KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in- kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest,

26

litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust.

Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the

27

election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
KBW Bank ETF	0.35%
KBW High Dividend Yield Financial ETF	0.35%
KBW Premium Yield Equity REIT ETF	0.35%
KBW Property & Casualty Insurance ETF	0.35%
KBW Regional Banking ETF	0.35%

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2021, the Adviser waived fees for each Fund in the following amounts:

KBW Bank ETF	$407
KBW High Dividend Yield Financial ETF	196
KBW Premium Yield Equity REIT ETF	144
KBW Property & Casualty Insurance ETF	69
KBW Regional Banking ETF	27

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with Keefe, Bruyette & Woods, Inc. (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 28, 2021, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

KBW Bank ETF	$20,049
KBW High Dividend Yield Financial ETF	15,698
KBW Premium Yield Equity REIT ETF	5,545
KBW Property & Casualty Insurance ETF	2,089
KBW Regional Banking ETF	1,014

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

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Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021, for each Fund, (except for KBW Bank ETF and KBW Property & Casualty Insurance ETF). All of the securities in KBW Bank ETF and KBW Property & Casualty Insurance ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
KBW High Dividend Yield Financial ETF
Investments in Securities
Common Stocks & Other Equity Interests	$349,957,047	$-	$-	$349,957,047
Money Market Funds	-	35,204,453	-	35,204,453

Total Investments	$349,957,047	$35,204,453	$-	$385,161,500

KBW Premium Yield Equity REIT ETF
Investments in Securities
Common Stocks & Other Equity Interests	$261,606,684	$-	$-	$261,606,684
Money Market Funds	-	15,517,605	-	15,517,605

Total Investments	$261,606,684	$15,517,605	$-	$277,124,289

KBW Regional Banking ETF
Investments in Securities
Common Stocks & Other Equity Interests	$61,139,144	$-	$-	$61,139,144
Money Market Funds	16,928	18,300	-	35,228

Total Investments	$61,156,072	$18,300	$-	$61,174,372

NOTE 5–Tax Information

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for each Fund as of August 31, 2020:

	No expiration
	Short-Term	Long-Term	Total*
KBW Bank ETF	$—	$3,062,333	$3,062,333
KBW High Dividend Yield Financial ETF	24,675,421	106,020,168	130,695,589
KBW Premium Yield Equity REIT ETF	44,878,228	103,487,220	148,365,448
KBW Property & Casualty Insurance ETF	1,180,566	3,023,318	4,203,884
KBW Regional Banking ETF	1,596,732	6,108,029	7,704,761

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended February 28, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
KBW Bank ETF	$89,614,109	$96,632,218
KBW High Dividend Yield Financial ETF	143,720,925	142,574,439
KBW Premium Yield Equity REIT ETF	107,294,114	97,163,421
KBW Property & Casualty Insurance ETF	19,720,386	18,364,174
KBW Regional Banking ETF	2,320,951	2,347,289

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For the six months ended February 28, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
KBW Bank ETF	$2,223,306,580	$1,198,721,426
KBW High Dividend Yield Financial ETF	45,290,398	7,087,588
KBW Premium Yield Equity REIT ETF	83,564,377	29,744,108
KBW Property & Casualty Insurance ETF	71,072,322	59,696,106
KBW Regional Banking ETF	16,446,022	3,138,197

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At February 28, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
KBW Bank ETF	$190,588,095	$(12,972,101)	$177,615,994	$2,079,877,267
KBW High Dividend Yield Financial ETF	52,399,039	(19,224,926)	33,174,113	351,987,387
KBW Premium Yield Equity REIT ETF	19,122,222	(20,798,727)	(1,676,505)	278,800,794
KBW Property & Casualty Insurance ETF	22,233,023	(3,492,660)	18,740,363	208,110,138
KBW Regional Banking ETF	5,196,168	(3,299,219)	1,896,949	59,277,423

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on

30

valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

31

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2021.

In addition to the fees and expenses which the Invesco KBW High Dividend Yield Financial ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly are included in the Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco KBW Bank ETF (KBWB) Actual	$1,000.00	$1,498.80	0.35%	$2.17
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
Invesco KBW High Dividend Yield Financial ETF (KBWD) Actual	1,000.00	1,402.00	0.35	2.08
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

32

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
Actual	$1,000.00	$1,188.50	0.35%	$1.90
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
Invesco KBW Property & Casualty Insurance ETF (KBWP)
Actual	1,000.00	1,181.40	0.35	1.89
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
Invesco KBW Regional Banking ETF (KBWR)
Actual	1,000.00	1,677.10	0.35	2.32
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

33

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-KBW-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
February 28, 2021
PBUS	Invesco PureBetaSM MSCI USA ETF
PBSM	Invesco PureBetaSM MSCI USA Small Cap ETF
PBND	Invesco PureBetaSM US Aggregate Bond ETF

2

Invesco PureBetaSM MSCI USA ETF (PBUS)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-11.29%
Activision Blizzard, Inc.	570	$54,498
Alphabet, Inc., Class A(b)	220	444,820
Alphabet, Inc., Class C(b)	218	444,036
Altice USA, Inc., Class A(b)	185	6,218
AT&T, Inc.	5,235	146,004
Cable One, Inc.	4	7,659
Charter Communications, Inc., Class A(b)	103	63,182
Comcast Corp., Class A	3,354	176,823
Discovery, Inc., Class A(b)(c)	110	5,833
Discovery, Inc., Class C(b)	226	10,170
DISH Network Corp., Class A(b)	181	5,703
Electronic Arts, Inc.	210	28,134
Facebook, Inc., Class A(b)	1,762	453,927
Fox Corp., Class A	258	8,594
Fox Corp., Class B	128	4,087
IAC/InterActiveCorp.(b)	58	14,200
Interpublic Group of Cos., Inc. (The)	286	7,470
Liberty Broadband Corp., Class A(b)	20	2,907
Liberty Broadband Corp., Class C(b)	117	17,493
Liberty Global PLC, Class A (United Kingdom)(b)	125	3,078
Liberty Global PLC, Class C (United Kingdom)(b)	271	6,585
Liberty Media Corp.-Liberty Formula One, Class C(b)	154	6,761
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	58	2,576
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	129	5,692
Live Nation Entertainment, Inc.(b)	119	10,574
Lumen Technologies, Inc.	680	8,357
Match Group, Inc.(b)	184	28,124
Netflix, Inc.(b)	324	174,587
News Corp., Class A	286	6,707
Omnicom Group, Inc.	158	10,859
Pinterest, Inc., Class A(b)	375	30,218
Roku, Inc.(b)	80	31,638
Sirius XM Holdings, Inc.(c)	810	4,739
Snap, Inc., Class A(b)	679	44,583
Take-Two Interactive Software, Inc.(b)	84	15,495
T-Mobile US, Inc.(b)	412	49,428
Twitter, Inc.(b)	583	44,926
Verizon Communications, Inc.	3,034	167,780
ViacomCBS, Inc., Class B	415	26,763
Walt Disney Co. (The)	1,325	250,478
Zillow Group, Inc., Class A(b)(c)	45	7,642
Zillow Group, Inc., Class C(b)	109	17,585

		2,856,933

Consumer Discretionary-12.17%
Advance Auto Parts, Inc.	52	8,338
Airbnb, Inc., Class A(b)	38	7,841
Amazon.com, Inc.(b)	313	968,087
Aptiv PLC	199	29,818
Aramark	161	5,976
Autoliv, Inc. (Sweden)	57	5,130
AutoZone, Inc.(b)	17	19,719
Best Buy Co., Inc.	171	17,160
Booking Holdings, Inc.(b)	30	69,855
BorgWarner, Inc.	180	8,100
Burlington Stores, Inc.(b)	51	13,200

	Shares	Value
Consumer Discretionary-(continued)
CarMax, Inc.(b)	120	$14,341
Carnival Corp.(b)	571	15,274
Carvana Co.(b)	47	13,325
Chewy, Inc., Class A(b)(c)	55	5,586
Chipotle Mexican Grill, Inc.(b)	19	27,398
D.R. Horton, Inc.	259	19,909
Darden Restaurants, Inc.	95	13,046
Dollar General Corp.	184	34,774
Dollar Tree, Inc.(b)	172	16,890
Domino’s Pizza, Inc.	29	10,049
DraftKings, Inc., Class A(b)	126	7,753
eBay, Inc.	505	28,492
Etsy, Inc.(b)	92	20,265
Expedia Group, Inc.	102	16,422
Ford Motor Co.(b)	2,866	33,532
Garmin Ltd.	105	13,022
General Motors Co.(b)	942	48,353
Genuine Parts Co.	105	11,062
Hasbro, Inc.	100	9,371
Hilton Worldwide Holdings, Inc.	207	25,602
Home Depot, Inc. (The)	789	203,830
Las Vegas Sands Corp.	258	16,151
Lear Corp.	42	6,976
Lennar Corp., Class A	206	17,092
LKQ Corp.(b)	212	8,351
Lowe’s Cos., Inc.	537	85,786
lululemon athletica, inc.(b)	91	28,363
Marriott International, Inc., Class A(b)	202	29,910
McDonald’s Corp.	548	112,965
MercadoLibre, Inc. (Argentina)(b)	33	54,058
MGM Resorts International	342	12,924
Mohawk Industries, Inc.(b)	44	7,700
Newell Brands, Inc.	291	6,742
NIKE, Inc., Class B	920	123,998
NVR, Inc.(b)	3	13,503
O’Reilly Automotive, Inc.(b)	53	23,708
Peloton Interactive, Inc., Class A(b)	178	21,444
Pool Corp.	29	9,708
PulteGroup, Inc.	204	9,202
Ross Stores, Inc.	262	30,560
Royal Caribbean Cruises Ltd.	140	13,058
Starbucks Corp.	862	93,122
Target Corp.	369	67,689
Tesla, Inc.(b)	556	375,578
TJX Cos., Inc. (The)	885	58,401
Tractor Supply Co.	82	13,035
Ulta Beauty, Inc.(b)	39	12,571
Vail Resorts, Inc.	30	9,275
VF Corp.	240	18,991
Wayfair, Inc., Class A(b)	50	14,449
Whirlpool Corp.	46	8,744
Wynn Resorts Ltd.(b)	74	9,748
Yum! Brands, Inc.	221	22,880

		3,078,202

Consumer Staples-5.72%
Altria Group, Inc.	1,374	59,906
Archer-Daniels-Midland Co.	414	23,424

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco PureBetaSM MSCI USA ETF (PBUS)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Brown-Forman Corp., Class B	232	$16,607
Bunge Ltd.	104	7,964
Campbell Soup Co.	131	5,958
Church & Dwight Co., Inc.	182	14,333
Clorox Co. (The)	92	16,657
Coca-Cola Co. (The)	2,993	146,627
Colgate-Palmolive Co.	599	45,045
Conagra Brands, Inc.	362	12,283
Constellation Brands, Inc., Class A	124	26,553
Costco Wholesale Corp.	322	106,582
Estee Lauder Cos., Inc. (The), Class A	166	47,453
General Mills, Inc.	444	24,424
Hershey Co. (The)	106	15,439
Hormel Foods Corp.	212	9,830
JM Smucker Co. (The)	80	8,960
Kellogg Co.	186	10,734
Keurig Dr Pepper, Inc.	414	12,635
Kimberly-Clark Corp.	249	31,954
Kraft Heinz Co. (The)	495	18,008
Kroger Co. (The)	568	18,295
Lamb Weston Holdings, Inc.	105	8,376
McCormick & Co., Inc.	182	15,339
Molson Coors Beverage Co., Class B	135	6,001
Mondelez International, Inc., Class A	1,048	55,712
Monster Beverage Corp.(b)	291	25,532
PepsiCo, Inc.	1,013	130,869
Philip Morris International, Inc.	1,146	96,287
Procter & Gamble Co. (The)	1,818	224,578
Sysco Corp.	360	28,667
Tyson Foods, Inc., Class A	213	14,414
Walgreens Boots Alliance, Inc.	551	26,409
Walmart, Inc.	1,039	134,987

		1,446,842

Energy-2.59%
Baker Hughes Co., Class A	503	12,313
Cabot Oil & Gas Corp.	290	5,368
Cheniere Energy, Inc.(b)	162	10,917
Chevron Corp.	1,413	141,300
ConocoPhillips	993	51,646
Devon Energy Corp.	438	9,435
EOG Resources, Inc.	422	27,244
Exxon Mobil Corp.	3,100	168,547
Halliburton Co.	650	14,189
Hess Corp.	206	13,499
Kinder Morgan, Inc.	1,507	22,153
Marathon Petroleum Corp.	473	25,835
Occidental Petroleum Corp.	683	18,175
ONEOK, Inc.	326	14,439
Phillips 66	318	26,410
Pioneer Natural Resources Co.	151	22,434
Schlumberger Ltd.	1,019	28,440
Valero Energy Corp.	299	23,017
Williams Cos., Inc. (The)	889	20,305

		655,666

Financials-10.75%
Aflac, Inc.	500	23,945
AGNC Investment Corp.	395	6,332
Alleghany Corp.	10	6,464
Allstate Corp. (The)	223	23,772

	Shares	Value
Financials-(continued)
Ally Financial, Inc.	281	$11,662
American Express Co.	500	67,630
American Financial Group, Inc.	54	5,762
American International Group, Inc.	632	27,776
Ameriprise Financial, Inc.	84	18,584
Annaly Capital Management, Inc.	1,061	8,817
Aon PLC, Class A	168	38,255
Apollo Global Management, Inc.	129	6,380
Arch Capital Group Ltd.(b)	292	10,459
Arthur J. Gallagher & Co.	141	16,892
Assurant, Inc.	43	5,298
Athene Holding Ltd., Class A(b)	91	4,149
Bank of America Corp.	5,708	198,125
Bank of New York Mellon Corp. (The)	594	25,043
Berkshire Hathaway, Inc., Class B(b)	1,005	241,713
BlackRock, Inc.	112	77,784
Blackstone Group, Inc. (The), Class A	495	34,269
Brown & Brown, Inc.	180	8,262
Capital One Financial Corp.	338	40,624
Carlyle Group, Inc. (The)	104	3,562
Cboe Global Markets, Inc.	79	7,818
Charles Schwab Corp. (The)	1,120	69,126
Chubb Ltd.	331	53,814
Cincinnati Financial Corp.	109	10,668
Citigroup, Inc.	1,531	100,862
Citizens Financial Group, Inc.	313	13,597
CME Group, Inc., Class A	262	52,321
Discover Financial Services	225	21,166
Equitable Holdings, Inc.	311	9,196
Erie Indemnity Co., Class A	20	4,842
Everest Re Group Ltd.	28	6,771
FactSet Research Systems, Inc.	27	8,206
Fidelity National Financial, Inc.	207	7,924
Fifth Third Bancorp	521	18,074
First Republic Bank	129	21,253
Franklin Resources, Inc.	214	5,600
Globe Life, Inc.	77	7,192
Goldman Sachs Group, Inc. (The)	240	76,675
Hartford Financial Services Group, Inc. (The)	262	13,281
Huntington Bancshares, Inc.(c)	753	11,551
Intercontinental Exchange, Inc.	411	45,337
Invesco Ltd., (Acquired 09/19/2017 - 02/19/2021; Cost $5,288)(d)(e)	285	6,390
JPMorgan Chase & Co.	2,235	328,925
KeyCorp.	708	14,259
KKR & Co., Inc., Class A	368	16,766
Lincoln National Corp.	136	7,734
Loews Corp.	187	8,940
M&T Bank Corp.	94	14,188
Markel Corp.(b)	10	10,888
MarketAxess Holdings, Inc.	27	15,010
Marsh & McLennan Cos., Inc.	368	42,401
MetLife, Inc.	561	32,314
Moody’s Corp.	123	33,811
Morgan Stanley	1,031	79,253
MSCI, Inc.	61	25,286
Nasdaq, Inc.	82	11,340
Northern Trust Corp.	145	13,794
PNC Financial Services Group, Inc. (The)	311	52,360
Principal Financial Group, Inc.	206	11,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco PureBetaSM MSCI USA ETF (PBUS)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Financials-(continued)
Progressive Corp. (The)	429	$36,873
Prudential Financial, Inc.	290	25,149
Raymond James Financial, Inc.	90	10,507
Regions Financial Corp.	704	14,524
Reinsurance Group of America, Inc.	50	6,112
RenaissanceRe Holdings Ltd. (Bermuda)	36	6,011
S&P Global, Inc.	175	57,638
SEI Investments Co.	99	5,544
State Street Corp.	261	18,993
SVB Financial Group(b)	37	18,698
Synchrony Financial	385	14,892
T. Rowe Price Group, Inc.	165	26,753
Tradeweb Markets, Inc., Class A	67	4,877
Travelers Cos., Inc. (The)	184	26,772
Truist Financial Corp.	989	56,333
U.S. Bancorp	994	49,700
Voya Financial, Inc.(c)	93	5,606
W.R. Berkley Corp.	106	7,349
Wells Fargo & Co.	2,866	103,663
Willis Towers Watson PLC	94	20,740

		2,718,881

Health Care-13.25%
10X Genomics, Inc., Class A(b)	46	8,188
Abbott Laboratories	1,300	155,714
AbbVie, Inc.	1,294	139,416
ABIOMED, Inc.(b)	33	10,710
Agilent Technologies, Inc.	226	27,588
Alexion Pharmaceuticals, Inc.(b)	160	24,440
Align Technology, Inc.(b)	54	30,624
Alnylam Pharmaceuticals, Inc.(b)	85	12,589
AmerisourceBergen Corp.	109	11,033
Amgen, Inc.	428	96,266
Anthem, Inc.	182	55,181
Avantor, Inc.(b)	382	10,646
Baxter International, Inc.	370	28,745
Becton, Dickinson and Co.	211	50,883
Biogen, Inc.(b)	113	30,835
BioMarin Pharmaceutical, Inc.(b)	131	10,143
Bio-Rad Laboratories, Inc., Class A(b)	16	9,352
Boston Scientific Corp.(b)	1,050	40,719
Bristol-Myers Squibb Co.	1,665	102,114
Cardinal Health, Inc.	212	10,922
Catalent, Inc.(b)	124	14,100
Centene Corp.(b)	425	24,880
Cerner Corp.	225	15,557
Cigna Corp.	265	55,623
Cooper Cos., Inc. (The)	38	14,673
CVS Health Corp.	962	65,541
Danaher Corp.	469	103,025
DaVita, Inc.(b)	58	5,924
DENTSPLY SIRONA, Inc.	160	8,491
DexCom, Inc.(b)	70	27,845
Edwards Lifesciences Corp.(b)	457	37,977
Elanco Animal Health, Inc.(b)	311	10,219
Eli Lilly and Co.	629	128,876
Exact Sciences Corp.(b)	113	15,382
Gilead Sciences, Inc.	919	56,427
HCA Healthcare, Inc.	198	34,062
Henry Schein, Inc.(b)	105	6,494

	Shares	Value
Health Care-(continued)
Hologic, Inc.(b)	188	$13,553
Horizon Therapeutics PLC(b)	161	14,637
Humana, Inc.	97	36,826
IDEXX Laboratories, Inc.(b)	63	32,771
Illumina, Inc.(b)	106	46,577
Incyte Corp.(b)	132	10,383
Insulet Corp.(b)	50	12,955
Intuitive Surgical, Inc.(b)	86	63,365
Ionis Pharmaceuticals, Inc.(b)	102	5,345
IQVIA Holdings, Inc.(b)	141	27,183
Jazz Pharmaceuticals PLC(b)	41	6,890
Johnson & Johnson	1,933	306,303
Laboratory Corp. of America Holdings(b)	71	17,034
Masimo Corp.(b)	36	9,026
McKesson Corp.	118	20,003
Medtronic PLC	989	115,683
Merck & Co., Inc.	1,855	134,710
Mettler-Toledo International, Inc.(b)	17	18,973
Moderna, Inc.(b)	204	31,581
Molina Healthcare, Inc.(b)	43	9,321
Neurocrine Biosciences, Inc.(b)	65	7,118
Novocure Ltd.(b)	61	9,095
PerkinElmer, Inc.	80	10,087
Pfizer, Inc.	4,083	136,740
PPD, Inc.(b)	85	2,980
Quest Diagnostics, Inc.	102	11,790
Regeneron Pharmaceuticals, Inc.(b)	76	34,243
ResMed, Inc.	105	20,242
Royalty Pharma PLC, Class A	128	5,961
Sarepta Therapeutics, Inc.(b)	53	4,614
Seagen, Inc.(b)	93	14,053
STERIS PLC	63	11,012
Stryker Corp.	249	60,430
Teladoc Health, Inc.(b)	85	18,793
Teleflex, Inc.	33	13,138
Thermo Fisher Scientific, Inc.	290	130,523
UnitedHealth Group, Inc.	696	231,225
Universal Health Services, Inc., Class B	56	7,018
Varian Medical Systems, Inc.(b)	67	11,743
Veeva Systems, Inc., Class A(b)	99	27,731
Vertex Pharmaceuticals, Inc.(b)	191	40,597
Viatris, Inc.(b)	937	13,914
Waters Corp.(b)	44	12,051
West Pharmaceutical Services, Inc.	53	14,874
Zimmer Biomet Holdings, Inc.	155	25,274
Zoetis, Inc.	348	54,024

		3,353,593

Industrials-8.34%
3M Co	420	73,525
A.O. Smith Corp.	103	6,115
Allegion PLC.	67	7,288
AMERCO	7	4,023
AMETEK, Inc.	169	19,937
Boeing Co. (The)(b)	392	83,108
Booz Allen Hamilton Holding Corp.	104	8,023
C.H. Robinson Worldwide, Inc.	102	9,267
Carrier Global Corp.	602	21,991
Caterpillar, Inc.	397	85,704
Cintas Corp.	65	21,082

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco PureBetaSM MSCI USA ETF (PBUS)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
Copart, Inc.(b)	156	$17,029
CoStar Group, Inc.(b)	29	23,889
CSX Corp.	562	51,451
Cummins, Inc.	108	27,346
Deere & Co.	218	76,108
Delta Air Lines, Inc.(b)	110	5,273
Dover Corp.	105	12,942
Eaton Corp. PLC	293	38,146
Emerson Electric Co.	438	37,624
Equifax, Inc.	88	14,245
Expeditors International of Washington, Inc.	128	11,756
Fastenal Co.	420	19,475
FedEx Corp.	182	46,319
Fortive Corp.	229	15,073
Fortune Brands Home & Security, Inc.	104	8,647
Generac Holdings, Inc.(b)	47	15,489
General Dynamics Corp.	182	29,752
General Electric Co.	6,449	80,871
HEICO Corp.	28	3,522
HEICO Corp., Class A.	53	6,135
Honeywell International, Inc.	516	104,413
Howmet Aerospace, Inc.(b)	287	8,068
Huntington Ingalls Industries, Inc.	28	4,926
IDEX Corp.	54	10,539
IHS Markit Ltd.	277	24,974
Illinois Tool Works, Inc.	234	47,310
Ingersoll Rand, Inc.(b)	260	12,048
J.B. Hunt Transport Services, Inc.	62	9,106
Jacobs Engineering Group, Inc.	95	10,933
Johnson Controls International PLC	531	29,625
Kansas City Southern	69	14,651
Knight-Swift Transportation Holdings, Inc.	99	4,277
L3Harris Technologies, Inc.	154	28,014
Leidos Holdings, Inc.	102	9,022
Lennox International, Inc.	24	6,715
Lockheed Martin Corp.	184	60,766
Masco Corp.	192	10,218
Nordson Corp.	42	8,081
Norfolk Southern Corp.	186	46,883
Northrop Grumman Corp.	115	33,541
Old Dominion Freight Line, Inc.	69	14,819
Otis Worldwide Corp.	307	19,559
Owens Corning	79	6,401
PACCAR, Inc.	258	23,475
Parker-Hannifin Corp.	94	26,974
Pentair PLC	128	7,159
Plug Power, Inc.(b)	343	16,594
Raytheon Technologies Corp.	1,117	80,413
Republic Services, Inc.	160	14,254
Robert Half International, Inc.	82	6,379
Rockwell Automation, Inc.	85	20,679
Rollins, Inc.	159	5,274
Roper Technologies, Inc.	78	29,454
Sensata Technologies Holding PLC(b)	110	6,302
Snap-on, Inc.	38	7,718
Southwest Airlines Co.	105	6,104
Stanley Black & Decker, Inc.	115	20,107
Sunrun, Inc.(b)	81	5,069
Teledyne Technologies, Inc.(b)	27	10,017
Textron, Inc.	162	8,155

	Shares	Value
Industrials-(continued)
Trane Technologies PLC	176	$26,970
TransDigm Group, Inc.(b)	38	21,913
TransUnion	135	11,368
Uber Technologies, Inc.(b)	702	36,329
Union Pacific Corp.	495	101,950
United Parcel Service, Inc., Class B	524	82,703
United Rentals, Inc.(b)	53	15,761
Verisk Analytics, Inc.	113	18,515
W.W. Grainger, Inc.	33	12,299
Wabtec Corp.	132	9,561
Waste Connections, Inc.	188	18,366
Waste Management, Inc.	313	34,709
XPO Logistics, Inc.(b)	67	7,812
Xylem, Inc.	131	13,042

		2,111,469

Information Technology-28.25%
Accenture PLC, Class A	464	116,418
Adobe, Inc.(b)	352	161,804
Advanced Micro Devices, Inc.(b)	882	74,538
Akamai Technologies, Inc.(b)	119	11,246
Amphenol Corp., Class A	219	27,524
Analog Devices, Inc.	271	42,227
ANSYS, Inc.(b)	63	21,482
Apple, Inc.	12,464	1,511,385
Applied Materials, Inc.	670	79,187
Arista Networks, Inc.(b)	43	12,033
Arrow Electronics, Inc.(b)	56	5,615
Autodesk, Inc.(b)	161	44,436
Automatic Data Processing, Inc.	316	54,990
Avalara, Inc.(b)	59	9,260
Black Knight, Inc.(b)	115	8,819
Broadcom, Inc.	297	139,551
Broadridge Financial Solutions, Inc.	82	11,684
Cadence Design Systems, Inc.(b)	204	28,782
CDW Corp.	105	16,473
Ceridian HCM Holding, Inc.(b)	99	8,876
Cisco Systems, Inc.	3,098	139,007
Citrix Systems, Inc.	82	10,954
Cloudflare, Inc., Class A(b)	146	10,800
Cognex Corp.	129	10,654
Cognizant Technology Solutions Corp., Class A	386	28,363
Corning, Inc.	568	21,720
Coupa Software, Inc.(b)	51	17,659
Crowdstrike Holdings, Inc., Class A(b)	128	27,648
Datadog, Inc., Class A(b)	130	12,403
Dell Technologies, Inc., Class C(b)	181	14,674
DocuSign, Inc.(b)	128	29,013
Dropbox, Inc., Class A(b)	232	5,230
Dynatrace, Inc.(b)	132	6,568
Enphase Energy, Inc.(b)	86	15,141
EPAM Systems, Inc.(b)	41	15,318
F5 Networks, Inc.(b)	45	8,549
Fair Isaac Corp.(b)	21	9,609
Fidelity National Information Services, Inc.	455	62,790
Fiserv, Inc.(b)	421	48,571
FleetCor Technologies, Inc.(b)	60	16,639
Fortinet, Inc.(b)	101	17,054
Gartner, Inc.(b)	63	11,280
Global Payments, Inc.	219	43,360

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco PureBetaSM MSCI USA ETF (PBUS)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
GoDaddy, Inc., Class A(b)	129	$10,465
Guidewire Software, Inc.(b)	61	6,770
Hewlett Packard Enterprise Co.	958	13,949
HP, Inc.	1,007	29,173
HubSpot, Inc.(b)	31	15,965
Intel Corp.	3,004	182,583
International Business Machines Corp.	652	77,542
Intuit, Inc.	193	75,297
IPG Photonics Corp.(b)	27	6,138
Jack Henry & Associates, Inc.	54	8,016
Juniper Networks, Inc.	239	5,564
Keysight Technologies, Inc.(b)	134	18,964
KLA Corp.	114	35,480
Lam Research Corp.	105	59,555
Marvell Technology Group Ltd.	494	23,850
Mastercard, Inc., Class A	652	230,710
Maxim Integrated Products, Inc.	196	18,261
Microchip Technology, Inc.	191	29,152
Micron Technology, Inc.(b)	812	74,322
Microsoft Corp.	5,265	1,223,481
MongoDB, Inc.(b)	39	15,051
Monolithic Power Systems, Inc.	31	11,610
Motorola Solutions, Inc.	124	21,760
NetApp, Inc.	160	10,016
NortonLifeLock, Inc.	418	8,155
NVIDIA Corp.	454	249,055
NXP Semiconductors N.V. (Netherlands)	207	37,788
Okta, Inc.(b)	86	22,485
ON Semiconductor Corp.(b)	308	12,403
Oracle Corp.	1,435	92,572
Palo Alto Networks, Inc.(b)	70	25,082
Paychex, Inc.	236	21,493
Paycom Software, Inc.(b)	35	13,098
PayPal Holdings, Inc.(b)	817	212,297
PTC, Inc.(b)	79	10,818
Qorvo, Inc.(b)	82	14,328
QUALCOMM, Inc.	829	112,902
RingCentral, Inc., Class A(b)	55	20,799
salesforce.com, inc.(b)	667	144,406
Seagate Technology PLC	170	12,449
ServiceNow, Inc.(b)	143	76,285
Skyworks Solutions, Inc.	122	21,694
Slack Technologies, Inc., Class A(b)	336	13,753
Snowflake, Inc., Class A(b)	19	4,931
SolarEdge Technologies, Inc.(b)	38	11,336
Splunk, Inc.(b)	120	17,161
Square, Inc., Class A(b)	281	64,638
SS&C Technologies Holdings, Inc.	162	10,737
Synopsys, Inc.(b)	111	27,218
TE Connectivity Ltd.	240	31,207
Teradyne, Inc.	122	15,690
Texas Instruments, Inc.	672	115,765
Trade Desk, Inc. (The), Class A(b)	31	24,967
Trimble, Inc.(b)	183	13,568
Twilio, Inc., Class A(b)	103	40,467
Tyler Technologies, Inc.(b)	29	13,439
VeriSign, Inc.(b)	75	14,552
Visa, Inc., Class A	1,240	263,364
VMware, Inc., Class A(b)(c)	62	8,569
Western Digital Corp.	223	15,282

	Shares	Value
Information Technology-(continued)
Western Union Co. (The)	308	$7,152
Workday, Inc., Class A(b)	132	32,364
Xilinx, Inc.	183	23,845
Zebra Technologies Corp., Class A(b)	39	19,478
Zendesk, Inc.(b)	84	12,276
Zoom Video Communications, Inc., Class A(b)	143	53,426
Zscaler, Inc.(b)	53	10,867

		7,147,169

Materials-2.56%
Air Products and Chemicals, Inc.	160	40,899
Albemarle Corp.	84	13,206
Amcor PLC	1,176	12,865
Avery Dennison Corp.	61	10,688
Axalta Coating Systems Ltd.(b)	156	4,265
Ball Corp.	236	20,152
Celanese Corp.	83	11,530
CF Industries Holdings, Inc.	157	7,109
Corteva, Inc.	550	24,832
Crown Holdings, Inc.(b)	102	9,747
Dow, Inc.	547	32,443
DuPont de Nemours, Inc.	392	27,565
Eastman Chemical Co.	103	11,254
Ecolab, Inc.	187	39,150
FMC Corp.	100	10,169
Freeport-McMoRan, Inc.	1,068	36,216
International Flavors & Fragrances, Inc.	163	22,088
International Paper Co.	281	13,952
Linde PLC (United Kingdom)	383	93,555
LyondellBasell Industries N.V., Class A	196	20,206
Martin Marietta Materials, Inc.	46	15,496
Mosaic Co. (The)	262	7,703
Newmont Corp.	597	32,465
Nucor Corp.	229	13,699
Packaging Corp. of America	74	9,769
PPG Industries, Inc.	173	23,324
RPM International, Inc.	100	7,964
Sealed Air Corp.	109	4,567
Sherwin-Williams Co. (The)	60	40,820
Steel Dynamics, Inc.	157	6,528
Vulcan Materials Co.	97	16,198
Westrock Co.	186	8,108

		648,532

Real Estate-2.54%
Alexandria Real Estate Equities, Inc.	99	15,809
American Tower Corp.	328	70,891
AvalonBay Communities, Inc.	104	18,278
Boston Properties, Inc.	106	10,508
Camden Property Trust.	76	7,915
CBRE Group, Inc., Class A(b)	240	18,185
Crown Castle International Corp.	316	49,217
Digital Realty Trust, Inc.	205	27,620
Duke Realty Corp.	266	10,440
Equinix, Inc.	65	42,142
Equity LifeStyle Properties, Inc.	129	7,953
Equity Residential	281	18,380
Essex Property Trust, Inc.	48	12,230
Extra Space Storage, Inc.	95	11,941
Healthpeak Properties, Inc.	395	11,491
Host Hotels & Resorts, Inc.	520	8,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco PureBetaSM MSCI USA ETF (PBUS)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Real Estate-(continued)
Invitation Homes, Inc.	395	$11,510
Iron Mountain, Inc.	210	7,306
Medical Properties Trust, Inc.	420	9,068
Mid-America Apartment Communities, Inc.	80	10,778
Omega Healthcare Investors, Inc.	161	5,980
Prologis, Inc.	546	54,092
Public Storage	114	26,669
Realty Income Corp.	257	15,487
Regency Centers Corp.	128	7,012
SBA Communications Corp., Class A	80	20,410
Simon Property Group, Inc.	241	27,214
Sun Communities, Inc.	79	12,004
UDR, Inc.	213	8,769
Ventas, Inc.	281	14,865
VEREIT, Inc.	158	6,162
VICI Properties, Inc.	394	11,229
Vornado Realty Trust	125	5,368
Welltower, Inc.	307	20,845
Weyerhaeuser Co.	548	18,561
WP Carey, Inc.	129	8,842

		643,798

Utilities-2.48%
AES Corp. (The)	492	13,068
Alliant Energy Corp.	182	8,401
Ameren Corp.	182	12,789
American Electric Power Co., Inc.	364	27,245
American Water Works Co., Inc.	131	18,586
Atmos Energy Corp.	92	7,784
CenterPoint Energy, Inc.	399	7,757
CMS Energy Corp.	209	11,309
Consolidated Edison, Inc.	240	15,756
Dominion Energy, Inc.	598	40,855
DTE Energy Co.	142	16,716
Duke Energy Corp.	544	46,561
Edison International	277	14,955
Entergy Corp.	152	13,195
Essential Utilities, Inc.	160	6,730
Evergy, Inc.	162	8,688
Eversource Energy	251	19,950
Exelon Corp.	724	27,946
FirstEnergy Corp.	394	13,057
NextEra Energy, Inc.	1,436	105,517

	Shares	Value
Utilities-(continued)
NiSource, Inc.	284	$6,134
NRG Energy, Inc.	182	6,645
OGE Energy Corp.	152	4,449
PG&E Corp.(b)	1,070	11,246
Pinnacle West Capital Corp.	80	5,594
PPL Corp.	570	14,928
Public Service Enterprise Group, Inc.	368	19,810
Sempra Energy	212	24,588
Southern Co. (The)	779	44,185
UGI Corp.	155	5,938
Vistra Corp.	317	5,468
WEC Energy Group, Inc.	234	18,870
Xcel Energy, Inc.	389	22,793

		627,513

Total Common Stocks & Other Equity Interests (Cost $23,168,221)		25,288,598

Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(f) (Cost $27,629)	27,629	27,629

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $23,195,850)		25,316,227

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.15%
Invesco Private Government Fund, 0.01%(d)(f)(g)	14,477	14,477
Invesco Private Prime Fund, 0.11%(d)(f)(g)	22,774	22,784

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,261)		37,261

TOTAL INVESTMENTS IN SECURITIES-100.20% (Cost $23,233,111)		25,353,488
OTHER ASSETS LESS LIABILITIES-(0.20)%		(51,028)

NET ASSETS-100.00%		$25,302,460

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Invesco Ltd.	$1,112	$3,766	$(783)	$1,872	$423	$6,390	$61

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco PureBetaSM MSCI USA ETF (PBUS)–(continued)

February 28, 2021

(Unaudited)

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$302,161	$(274,532)	$-	$-	$27,629	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	817	36,247	(37,064)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,282	158,482	(158,287)	-	-	14,477	2	*
Invesco Private Prime Fund	4,903	170,769	(152,891)	-	3	22,784	10	*

Total	$21,114	$671,425	$(623,557)	$1,872	$426	$71,280	$74

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The value of this security at February 28, 2021 represented less than 1% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Information Technology	28.25
Health Care	13.25
Consumer Discretionary	12.17
Communication Services	11.29
Financials	10.75
Industrials	8.34
Consumer Staples	5.72
Sector Types Each Less Than 3%	10.17
Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-2.32%
AMC Entertainment Holdings, Inc., Class A(b)	437	$3,500
AMC Networks, Inc., Class A(c)	122	8,002
ANGI Homeservices, Inc., Class A(c)	387	5,784
Anterix, Inc.(c)	51	2,154
ATN International, Inc.	49	2,385
Bandwidth, Inc., Class A(c)	95	15,044
Boingo Wireless, Inc.(c)	216	2,462
Boston Omaha Corp., Class A(c)	73	3,065
Cardlytics, Inc.(c)	119	15,759
Cargurus, Inc., (Acquired 05/28/2019 - 02/10/2021; Cost $12,192)(c)(d)	394	10,224
Cars.com, Inc.(c)	310	3,618
Cincinnati Bell, Inc.(c)	216	3,300
Cinemark Holdings, Inc.(b)	531	11,921
Clear Channel Outdoor Holdings, Inc.(c)	1,846	3,175
Cogent Communications Holdings, Inc.	194	11,611
Consolidated Communications Holdings, Inc.(c)	288	1,515
E.W. Scripps Co. (The), Class A	219	4,122
Eventbrite, Inc., Class A(c)	266	5,285
EverQuote, Inc., Class A(c)	71	3,478
Globalstar, Inc.(c)	3,771	6,675
Glu Mobile, Inc.(c)	696	8,686
Gogo, Inc.(b)(c)	264	3,128
Gray Television, Inc.(c)	456	8,276
Hemisphere Media Group, Inc.(c)	75	829
iHeartMedia, Inc., Class A(c)	267	3,757
IMAX Corp.(c)	265	5,478
Iridium Communications, Inc.(c)	574	21,990
John Wiley & Sons, Inc., Class A	216	11,379
Liberty Latin America Ltd., Class A (Chile)(c)	195	2,139
Liberty Latin America Ltd., Class C (Chile)(c)	745	8,165
Liberty Media Corp.-Liberty Braves, Class A(b)(c)	46	1,351
Liberty Media Corp.-Liberty Braves, Class C(c)	168	4,837
Lions Gate Entertainment Corp., Class A(b)(c)	310	4,501
Lions Gate Entertainment Corp., Class B(c)	554	6,947
Loral Space & Communications, Inc.	51	2,261
Madison Square Garden Entertainment Corp.(c)	73	7,867
Madison Square Garden Sports Corp., Class A(c)	73	14,042
Meredith Corp.	214	5,303
MSG Networks, Inc., Class A(c)	216	3,663
New York Times Co. (The), Class A	670	34,284
Nexstar Media Group, Inc., Class A	215	29,573
QuinStreet, Inc.(c)	217	5,184
Scholastic Corp.	144	4,147
Shenandoah Telecommunications Co.	219	9,713
Sinclair Broadcast Group, Inc., Class A	216	6,681
TechTarget, Inc.(c)	118	9,868
TEGNA, Inc.	1,011	18,430
Telephone & Data Systems, Inc.	433	7,746
Tribune Publishing Co.	73	1,240
TripAdvisor, Inc.(c)	502	24,909
TrueCar, Inc.(c)	409	2,217
United States Cellular Corp.(c)	70	2,060
Vonage Holdings Corp.(c)	1,107	14,635
WideOpenWest, Inc.(c)	311	4,370
World Wrestling Entertainment, Inc., Class A	219	10,819
Yelp, Inc.(c)	337	12,708

	Shares	Value
Communication Services-(continued)
ZoomInfo Technologies, Inc., Class A(c)	404	$21,178
Zynga, Inc., Class A(c)	4,345	48,447

		515,887

Consumer Discretionary-14.86%
1-800-Flowers.com, Inc., Class A(c)	120	3,394
Aaron’s Co., Inc. (The)(c)	151	3,316
Abercrombie & Fitch Co., Class A	312	8,539
Accel Entertainment, Inc.(c)	195	2,163
Acushnet Holdings Corp.	171	7,220
Adient PLC(c)	433	16,056
Adtalem Global Education, Inc.(c)	265	10,415
American Axle & Manufacturing Holdings, Inc.(c)	528	5,159
American Eagle Outfitters, Inc.(b)	790	20,303
American Public Education, Inc.(c)	73	2,149
America’s Car-Mart, Inc.(c)	25	3,375
Arko Corp.(c)	304	2,818
Asbury Automotive Group, Inc.(c)	96	16,267
At Home Group, Inc.(c)	238	5,995
AutoNation, Inc.(c)	287	21,531
Bally’s Corp.	74	4,404
Bed Bath & Beyond, Inc.	601	16,143
Big Lots, Inc.	190	12,073
BJ’s Restaurants, Inc.(c)	97	5,386
Bloomin’ Brands, Inc.	387	9,613
Boot Barn Holdings, Inc.(c)	142	8,580
Boyd Gaming Corp.(c)	387	22,717
Bright Horizons Family Solutions, Inc.(c)	288	45,982
Brinker International, Inc.	218	14,953
Brunswick Corp.	382	33,757
Buckle, Inc. (The)	142	5,458
Caesars Entertainment, Inc.(c)	902	84,283
Callaway Golf Co.	432	12,074
Camping World Holdings, Inc., Class A	190	5,947
Capri Holdings Ltd.(c)	672	31,362
CarParts.com, Inc.(c)	168	2,979
Carriage Services, Inc.	75	2,472
Carter’s, Inc.	215	17,946
Cavco Industries, Inc.(c)	47	9,913
Century Communities, Inc.(c)	144	7,968
Cheesecake Factory, Inc. (The)	195	10,715
Chegg, Inc.(c)	622	60,042
Children’s Place, Inc. (The)(b)(c)	71	4,917
Choice Hotels International, Inc.	168	17,618
Churchill Downs, Inc.	168	38,746
Columbia Sportswear Co.	145	14,945
Cooper Tire & Rubber Co.	241	13,795
Core-Mark Holding Co., Inc.	216	7,037
Cracker Barrel Old Country Store, Inc.	118	18,275
Crocs, Inc.(c)	336	25,778
Dana, Inc.	696	16,572
Dave & Buster’s Entertainment, Inc.	215	8,731
Deckers Outdoor Corp.(c)	135	44,025
Denny’s Corp.(c)	288	5,054
Designer Brands, Inc., Class A	312	3,897
Dick’s Sporting Goods, Inc.	312	22,267
Dillard’s, Inc., Class A(b)	49	3,905
Dine Brands Global, Inc.	73	5,775

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Dorman Products, Inc.(c)	142	$14,159
Duluth Holdings, Inc., Class B(b)(c)	97	1,356
El Pollo Loco Holdings, Inc.(c)	99	1,815
Ethan Allen Interiors, Inc.	120	3,074
Everi Holdings, Inc.(c)	432	6,528
Extended Stay America, Inc.	913	14,690
Five Below, Inc.(c)	268	49,880
Floor & Decor Holdings, Inc., Class A(c)	404	38,416
Foot Locker, Inc.	479	23,035
Fox Factory Holding Corp.(c)	194	24,667
Franchise Group, Inc.	94	3,298
frontdoor, inc.(c)	430	22,519
GameStop Corp., Class A(b)(c)	290	29,505
Gap, Inc. (The)(c)	1,056	26,347
Genesco, Inc.(c)	73	3,281
Gentex Corp.	1,179	41,713
Gentherm, Inc.(c)	166	11,751
G-III Apparel Group Ltd.(c)	193	5,556
Goodyear Tire & Rubber Co. (The)	1,128	18,962
GoPro, Inc., Class A(b)(c)	601	4,520
Graham Holdings Co., Class B	21	12,617
Grand Canyon Education, Inc.(c)	219	22,927
Green Brick Partners, Inc.(c)	120	2,368
Group 1 Automotive, Inc.	91	13,872
Groupon, Inc.(c)	98	4,253
GrowGeneration Corp.(c)	239	10,906
Grubhub, Inc.(c)	451	28,896
Guess?, Inc.	166	4,185
H&R Block, Inc.	890	17,115
Hanesbrands, Inc.	1,683	29,772
Harley-Davidson, Inc.	721	25,718
Haverty Furniture Cos., Inc., (Acquired 09/19/2017 - 02/10/2021; Cost $1,908)(d)	69	2,496
Helen of Troy Ltd.(c)	120	26,016
Hibbett Sports, Inc.(c)	75	4,820
Hilton Grand Vacations, Inc.(c)	408	16,120
Hyatt Hotels Corp., Class A	190	16,711
Installed Building Products, Inc.(c)	121	13,233
iRobot Corp.(c)	142	17,624
Jack in the Box, Inc.	103	10,542
Johnson Outdoors, Inc., Class A	25	3,017
KB Home	384	15,506
Kohl’s Corp.	771	42,598
Kontoor Brands, Inc.	238	10,056
L Brands, Inc.	1,131	61,820
Lands’ End, Inc.(c)	49	1,619
Laureate Education, Inc., Class A(c)	479	6,586
La-Z-Boy, Inc.	217	9,246
LCI Industries	120	16,913
Leggett & Platt, Inc.	624	27,000
Levi Strauss & Co., Class A	315	7,327
LGI Homes, Inc.(c)	98	10,707
Lindblad Expeditions Holdings, Inc.(c)	120	2,500
Lithia Motors, Inc., Class A	127	47,492
Lovesac Co. (The)(c)	49	2,827
Lumber Liquidators Holdings, Inc.(c)	143	3,542
M.D.C. Holdings, Inc.	266	15,048
M/I Homes, Inc.(c)	123	6,138
Macy’s, Inc.	1,491	22,678
Magnite, Inc.(b)(c)	504	24,630

	Shares	Value
Consumer Discretionary-(continued)
Malibu Boats, Inc., Class A(c)	97	$7,230
MarineMax, Inc.(c)	99	4,420
Marriott Vacations Worldwide Corp.	193	32,754
Mattel, Inc.(c)	1,678	33,896
Meritage Homes Corp.(c)	190	16,019
Michaels Cos., Inc. (The)(c)	336	5,040
Monarch Casino & Resort, Inc.(c)	51	3,451
Monro, Inc.	166	10,290
Murphy USA, Inc.	138	17,202
National Vision Holdings, Inc.(c)	406	19,281
Nautilus, Inc.(c)	144	2,651
Nordstrom, Inc.(b)	507	18,480
Norwegian Cruise Line Holdings Ltd.(b)(c)	1,513	44,724
ODP Corp. (The)	238	9,108
Ollie’s Bargain Outlet Holdings, Inc.(c)	290	23,977
OneSpaWorld Holdings Ltd. (Bahamas)	217	2,367
Overstock.com, Inc.(c)	193	12,964
Oxford Industries, Inc.	75	5,718
Papa John’s International, Inc.	142	12,807
Patrick Industries, Inc.	99	7,814
Penn National Gaming, Inc.(c)	744	86,140
Penske Automotive Group, Inc.	167	11,353
Perdoceo Education Corp.(c)	337	4,337
PetMed Express, Inc.(b)	96	3,332
Planet Fitness, Inc., Class A(c)	386	33,231
Playa Hotels & Resorts N.V.(c)	647	4,639
Polaris, Inc.	287	33,797
Purple Innovation, Inc.(c)	193	7,100
PVH Corp.	336	33,587
Quotient Technology, Inc.(c)	382	5,126
Qurate Retail, Inc., Class A	1,875	23,288
Ralph Lauren Corp.	238	27,865
RealReal, Inc. (The)(c)	97	2,477
Red Rock Resorts, Inc., Class A	337	10,167
Rent-A-Center, Inc.	245	14,151
Revolve Group, Inc.(c)	122	5,624
RH(c)	76	37,268
Ruth’s Hospitality Group, Inc.	142	3,238
Sally Beauty Holdings, Inc.(c)	579	9,322
Scientific Games Corp.(c)	265	12,410
SeaWorld Entertainment, Inc.(c)	241	11,968
Service Corp. International	862	41,169
Shake Shack, Inc., Class A(c)	168	19,905
Shoe Carnival, Inc.	51	2,497
Shutterstock, Inc.	96	8,470
Signet Jewelers Ltd.	265	13,192
Six Flags Entertainment Corp.	361	16,101
Skechers U.S.A., Inc., Class A(c)	648	23,717
Skyline Champion Corp.(c)	259	11,461
Sleep Number Corp.(c)	142	19,472
Smith & Wesson Brands, Inc.	262	4,509
Sonic Automotive, Inc., Class A	118	5,441
Sonos, Inc.(c)	410	15,965
Sportsman’s Warehouse Holdings, Inc.(c)	214	3,625
Stamps.com, Inc.(c)	94	17,101
Standard Motor Products, Inc.	96	4,033
Steven Madden Ltd.	385	14,241
Stitch Fix, Inc., Class A(c)	266	20,298
Stoneridge, Inc.(c)	123	3,771
Strategic Education, Inc.	119	10,819

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Stride, Inc.(c)	171	$4,113
Sturm Ruger & Co., Inc.	75	5,115
Tapestry, Inc.	1,346	56,720
Taylor Morrison Home Corp., Class A(c)	598	16,451
Tempur Sealy International, Inc.	912	30,470
Tenneco, Inc., Class A(c)	286	3,186
Terminix Global Holdings, Inc.(c)	626	28,176
Texas Roadhouse, Inc.	315	28,627
Thor Industries, Inc.	263	30,787
Toll Brothers, Inc.	579	30,930
TopBuild Corp.(c)	167	31,798
Travel + Leisure Co.	409	24,716
Tri Pointe Homes, Inc.(c)	622	11,818
Tupperware Brands Corp.(c)	239	7,306
Under Armour, Inc., Class A(b)(c)	889	19,460
Under Armour, Inc., Class C(c)	914	16,635
Universal Electronics, Inc.(c)	70	4,073
Urban Outfitters, Inc.(c)	315	10,679
Veoneer, Inc. (Sweden)(b)(c)	505	13,877
Vista Outdoor, Inc.(c)	286	9,040
Visteon Corp.(c)	142	18,058
Vroom, Inc.(c)	283	12,523
Wendy’s Co. (The)	889	18,162
Williams-Sonoma, Inc.	368	48,315
Wingstop, Inc.	144	19,606
Winmark Corp.	19	3,353
Winnebago Industries, Inc.	144	10,022
Wolverine World Wide, Inc.	387	13,526
Workhorse Group, Inc.(b)(c)	502	8,117
WWInternational, Inc.(c)	242	7,137
Wyndham Hotels & Resorts, Inc.	455	29,702
XPEL, Inc.(c)(e)	72	3,481
YETI Holdings, Inc.(c)	360	24,757
Zumiez, Inc.(c)	96	4,328

		3,298,781

Consumer Staples-3.42%
Andersons, Inc. (The)	144	3,764
B&G Foods, Inc.(b)	310	9,402
BellRing Brands, Inc., Class A(c)	191	4,340
Beyond Meat, Inc.(b)(c)	119	17,312
BJ’s Wholesale Club Holdings, Inc.(c)	672	27,001
Boston Beer Co., Inc. (The), Class A(c)	47	48,349
Calavo Growers, Inc.	75	5,644
Cal-Maine Foods, Inc.(c)	190	7,239
Casey’s General Stores, Inc.	186	37,565
Celsius Holdings, Inc.(c)	123	7,322
Central Garden & Pet Co.(c)	49	2,234
Central Garden & Pet Co., Class A(c)	193	8,011
Chefs’ Warehouse, Inc. (The)(c)	192	5,979
Coca-Cola Consolidated, Inc.	22	5,647
Coty, Inc., Class A	1,440	11,045
Darling Ingredients, Inc.(c)	770	48,541
Edgewell Personal Care Co.	264	8,076
elf Beauty, Inc.(c)	193	4,950
Energizer Holdings, Inc.	288	12,038
Flowers Foods, Inc.	959	20,858
Fresh Del Monte Produce, Inc.	145	3,732
Freshpet, Inc.(c)	194	30,241
Grocery Outlet Holding Corp.(c)	338	12,165

	Shares	Value
Consumer Staples-(continued)
Hain Celestial Group, Inc. (The)(c)	387	$16,324
Herbalife Nutrition Ltd.(c)	480	21,590
Hostess Brands, Inc.(c)	579	8,332
Ingles Markets, Inc., Class A	51	2,650
Ingredion, Inc.	314	28,323
Inter Parfums, Inc.	75	5,488
J&J Snack Foods Corp.	72	11,431
John B. Sanfilippo & Son, Inc.	46	3,977
Lancaster Colony Corp.	96	16,768
Landec Corp.(c)	121	1,349
Medifast, Inc.	49	12,397
MGP Ingredients, Inc.	70	4,472
National Beverage Corp.(b)	98	4,671
Nu Skin Enterprises, Inc., Class A	242	12,386
Performance Food Group Co.(c)	647	35,093
Pilgrim’s Pride Corp.(c)	239	5,351
Post Holdings, Inc.(c)	311	29,875
PriceSmart, Inc.	118	11,381
Rite Aid Corp.(c)	288	5,639
Sanderson Farms, Inc.	96	14,640
Seaboard Corp.	1	3,313
Simply Good Foods Co. (The)(c)	432	12,601
SpartanNash Co.	168	3,063
Spectrum Brands Holdings, Inc.	193	14,967
Sprouts Farmers Market, Inc.(c)	577	12,180
Tootsie Roll Industries, Inc.(b)	75	2,311
TreeHouse Foods, Inc.(c)	263	13,155
Turning Point Brands, Inc.	49	2,411
United Natural Foods, Inc.(c)	267	7,062
Universal Corp.	120	6,098
US Foods Holding Corp.(c)	1,059	38,611
USANA Health Sciences, Inc.(c)	70	6,794
Utz Brands, Inc.	215	5,433
Vector Group Ltd.	576	7,862
Village Super Market, Inc., Class A	46	1,060
Vital Farms, Inc.(b)(c)	73	1,980
WD-40 Co.	70	21,823
Weis Markets, Inc.	73	3,902

		758,218

Energy-3.14%
Alto Ingredients, Inc.(b)(c)	288	1,866
Antero Midstream Corp.	1,462	12,895
Antero Resources Corp.(c)	1,227	11,043
Apache Corp.	1,778	35,080
Arch Resources, Inc.	73	3,498
Archrock, Inc.	603	6,217
Bonanza Creek Energy, Inc.(c)	72	2,299
Brigham Minerals, Inc., Class A	166	2,375
Bristow Group, Inc.(c)	27	719
Cactus, Inc., Class A	219	6,980
ChampionX Corp.(c)	890	18,930
Cimarex Energy Co.	483	28,009
Clean Energy Fuels Corp.(c)	672	8,763
CNX Resources Corp.(c)	1,056	13,316
Continental Resources, Inc.(b)(c)	432	10,446
Core Laboratories N.V.	216	7,677
CVR Energy, Inc.	144	3,180
Delek US Holdings, Inc.	361	8,866
Diamondback Energy, Inc.	747	51,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Energy-(continued)
DMC Global, Inc.	72	$4,535
Dorian LPG Ltd.(c)	192	2,390
Dril-Quip, Inc.(c)	169	5,739
EnLink Midstream LLC(c)	1,296	4,990
EQT Corp.	1,332	23,696
Equitrans Midstream Corp.	1,942	14,041
Frank’s International N.V.(c)	767	3,475
Green Plains, Inc.(c)	167	4,228
Helix Energy Solutions Group, Inc.(c)	670	3,283
Helmerich & Payne, Inc.	529	15,198
HollyFrontier Corp.	723	27,387
International Seaways, Inc.	96	1,665
Kosmos Energy Ltd. (Ghana)	2,328	7,170
Liberty Oilfield Services, Inc., Class A	357	4,173
Magnolia Oil & Gas Corp., Class A(c)	574	6,922
Marathon Oil Corp.	3,742	41,536
Matador Resources Co.(c)	528	11,030
Murphy Oil Corp.	650	10,614
NexTier Oilfield Solutions, Inc.(c)	650	3,023
NOV, Inc.	1,870	28,237
Oceaneering International, Inc.(c)	555	6,549
Ovintiv, Inc.	1,225	28,261
Par Pacific Holdings, Inc.(c)	166	2,933
Patterson-UTI Energy, Inc.	1,031	7,629
PBF Energy, Inc., Class A	456	6,475
PDC Energy, Inc.(c)	483	16,881
Plains GP Holdings L.P., Class A(c)	840	7,241
ProPetro Holding Corp.(c)	554	6,354
Range Resources Corp.(c)	1,129	10,884
Renewable Energy Group, Inc.(c)	192	14,932
REX American Resources Corp.(c)	25	2,352
RPC, Inc.(c)	406	2,578
Select Energy Services, Inc., Class A(c)	193	1,220
Southwestern Energy Co.(c)	3,431	13,896
Talos Energy, Inc.(c)	212	2,245
Targa Resources Corp.	1,104	34,147
TechnipFMC PLC (United Kingdom)	2,015	16,563
Texas Pacific Land Corp.	29	32,017
Transocean Ltd.(c)	3,119	10,823
Viper Energy Partners L.P	310	4,861
World Fuel Services Corp.	313	9,728

		695,812

Financials-14.95%
1st Source Corp.	75	3,328
Affiliated Managers Group, Inc.	230	32,193
Allegiance Bancshares, Inc.	98	3,690
Altabancorp	72	2,478
Amalgamated Bank, Class A, (Acquired 11/30/2018 - 02/10/2021; Cost $986)(d)	64	1,124
Ambac Financial Group, Inc.(c)	216	3,661
Amerant Bancorp, Inc.(c)	98	1,614
American Equity Investment Life Holding Co.	435	12,019
American National Group, Inc.	46	4,141
Ameris Bancorp	313	14,911
AMERISAFE, Inc.	96	5,618
Apollo Commercial Real Estate Finance, Inc.	699	9,290
Arbor Realty Trust, Inc.	528	8,802
Ares Commercial Real Estate Corp.	120	1,657
Ares Management Corp., Class A	507	26,354

	Shares	Value
Financials-(continued)
Argo Group International Holdings Ltd.	168	$7,763
ARMOUR Residential REIT, Inc.	288	3,476
Arrow Financial Corp.	70	2,230
Artisan Partners Asset Management, Inc., Class A	288	13,680
Assetmark Financial Holdings, Inc.(c)	72	1,701
Associated Banc-Corp.	718	14,468
Associated Capital Group, Inc., Class A	20	682
Assured Guaranty Ltd.	406	17,953
Atlantic Union Bankshares Corp.	360	13,223
AXIS Capital Holdings Ltd.	408	20,616
Axos Financial, Inc.(c)	265	12,262
B. Riley Financial, Inc.	76	5,002
Banc of California, Inc.	214	3,972
BancFirst Corp.	94	6,005
Bancorp, Inc. (The), (Acquired 09/19/2017 - 02/10/2021; Cost $2,906)(c)(d)	218	4,419
BancorpSouth Bank	502	15,090
Bank First Corp.	26	1,817
Bank of Hawaii Corp.	193	16,888
Bank of Marin Bancorp	51	1,887
Bank OZK	601	24,773
BankUnited, Inc.	457	18,367
Banner Corp.	168	8,699
Bar Harbor Bankshares	72	2,015
Berkshire Hills Bancorp, Inc.	218	4,395
BGC Partners, Inc., Class A.	1,347	6,035
Blackstone Mortgage Trust, Inc., Class A	671	19,593
Blucora, Inc.(c)	240	3,888
BOK Financial Corp.	147	12,651
Boston Private Financial Holdings, Inc.	387	5,325
Brighthouse Financial, Inc.(c)	454	18,110
Brightsphere Investment Group, Inc.	311	5,629
Broadmark Realty Capital, Inc.	598	6,135
Brookline Bancorp, Inc.	382	5,436
BRP Group, Inc., Class A(c)	215	5,704
Bryn Mawr Bank Corp.	96	3,632
Byline Bancorp, Inc.	143	2,849
Cadence BanCorp	625	12,825
Camden National Corp.	72	2,918
Cannae Holdings, Inc.(c)	406	15,164
Capital City Bank Group, Inc.	51	1,259
Capitol Federal Financial, Inc.	649	8,638
Capstead Mortgage Corp.	456	2,613
Cathay General Bancorp	361	13,588
CBTX, Inc.	94	2,742
Central Pacific Financial Corp.	142	3,213
Century Bancorp, Inc., Class A	21	1,904
Chimera Investment Corp.	1,106	12,763
CIT Group, Inc.	457	20,725
Citizens, Inc.(c)	219	1,329
City Holding Co.	73	5,490
CNO Financial Group, Inc.	671	16,144
Cohen & Steers, Inc.	118	7,597
Colony Credit Real Estate, Inc.	408	3,366
Columbia Banking System, Inc.	358	15,856
Columbia Financial, Inc.(c)	286	4,673
Comerica, Inc.	671	45,695
Commerce Bancshares, Inc.	502	37,163
Community Bank System, Inc.	266	18,937

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Financials-(continued)
Community Trust Bancorp, Inc.	73	$2,983
ConnectOne Bancorp, Inc.	147	3,415
Cowen, Inc., Class A	121	4,096
Crawford & Co., Class A	73	686
Credit Acceptance Corp.(b)(c)	48	17,425
CrossFirst Bankshares, Inc.(c)	217	2,897
Cullen/Frost Bankers, Inc.	288	30,067
Customers Bancorp, Inc.(c)	142	3,803
CVB Financial Corp.	625	13,381
Diamond Hill Investment Group, Inc.	20	2,837
Dime Community Bancshares, Inc.	167	4,904
Donegal Group, Inc., Class A	51	699
Dynex Capital, Inc.	120	2,258
Eagle Bancorp, Inc.	166	8,116
East West Bancorp, Inc.	674	48,636
eHealth, Inc.(b)(c)	119	7,071
Ellington Financial, Inc.	240	3,773
Employers Holdings, Inc.	147	4,894
Encore Capital Group, Inc.(c)	121	4,044
Enova International, Inc.(c)	168	5,158
Enstar Group Ltd.(c)	54	11,480
Enterprise Financial Services Corp.	121	5,203
Essent Group Ltd.	555	22,883
Evercore, Inc., Class A	192	22,996
F.N.B. Corp.	1,582	18,715
FB Financial Corp.	144	6,107
FBL Financial Group, Inc., Class A	49	2,795
Federal Agricultural Mortgage Corp., Class C	46	3,968
Federated Hermes, Inc., Class B	459	12,265
First American Financial Corp.	529	27,794
First Bancorp	1,056	11,077
First Bancorp/Southern Pines NC	144	5,799
First Bancshares, Inc. (The)	120	3,848
First Busey Corp.	238	5,448
First Citizens BancShares, Inc., Class A	22	16,234
First Commonwealth Financial Corp.	480	6,437
First Community Bancshares, Inc.	96	2,463
First Financial Bancorp	480	10,766
First Financial Bankshares, Inc.	625	27,913
First Financial Corp.	49	2,077
First Foundation, Inc.	171	3,907
First Hawaiian, Inc.	647	18,045
First Horizon Corp.	2,688	43,546
First Interstate BancSystem, Inc., Class A	193	8,766
First Merchants Corp.	286	12,026
First Mid Bancshares, Inc.	70	2,547
First Midwest Bancorp, Inc.	553	10,938
First of Long Island Corp. (The)	120	2,230
FirstCash, Inc.	192	12,157
Flagstar Bancorp, Inc.	265	11,498
Flushing Financial Corp.	121	2,511
Focus Financial Partners, Inc., Class A(c)	121	5,688
Freedom Holding Corp. (Kazakhstan)(c)	75	4,049
Fulton Financial Corp.	793	12,252
Genworth Financial, Inc., Class A(c)	2,446	7,632
German American Bancorp, Inc.	120	4,728
Glacier Bancorp, Inc.	457	24,769
GoHealth, Inc., Class A(b)(c)	194	2,633
Goosehead Insurance, Inc., Class A	73	9,456
Granite Point Mortgage Trust, Inc.	264	2,946

	Shares	Value
Financials-(continued)
Great Southern Bancorp, Inc.	49	$2,587
Great Western Bancorp, Inc.	267	7,164
Green Dot Corp., Class A(c)	238	11,248
Hamilton Lane, Inc., Class A	138	12,337
Hancock Whitney Corp.	433	16,346
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	358	20,130
Hanover Insurance Group, Inc. (The)	187	21,570
HarborOne Bancorp, Inc.	191	2,282
HCI Group, Inc.	27	1,563
Heartland Financial USA, Inc.	168	7,852
Heritage Commerce Corp.	310	2,948
Heritage Financial Corp.	169	4,375
Heritage Insurance Holdings, Inc.	123	1,194
Hilltop Holdings, Inc.	313	10,342
Home BancShares, Inc.	769	18,794
HomeStreet, Inc.	120	5,155
Hope Bancorp, Inc.	603	7,936
Horace Mann Educators Corp.	193	7,438
Horizon Bancorp, Inc.	193	3,447
Houlihan Lokey, Inc.	240	15,254
Independence Holding Co.	22	836
Independent Bank Corp.	168	14,366
Independent Bank Corp.	97	2,005
Independent Bank Group, Inc.	176	12,265
Interactive Brokers Group, Inc., Class A	358	25,916
International Bancshares Corp.	265	11,549
Invesco Mortgage Capital, Inc., (Acquired 05/06/2020 - 02/10/2021; Cost $3,330)(d)(f)	1,008	3,921
Investors Bancorp, Inc.	1,150	15,341
James River Group Holdings Ltd.	145	6,657
Janus Henderson Group PLC	763	22,303
Jefferies Financial Group, Inc.	1,080	31,363
Kearny Financial Corp.	409	4,642
Kemper Corp.	291	22,005
Kinsale Capital Group, Inc.	102	17,958
KKR Real Estate Finance Trust, Inc.	121	2,230
Ladder Capital Corp.	623	7,127
Lakeland Bancorp, Inc.	238	3,732
Lakeland Financial Corp.	121	8,343
Lemonade, Inc.(b)(c)	174	21,887
LendingClub Corp.(c)	335	3,608
LendingTree, Inc.(c)	56	15,057
Live Oak Bancshares, Inc.	142	7,826
LPL Financial Holdings, Inc.	382	50,248
Luther Burbank Corp.	94	960
MBIA, Inc.(c)	264	1,927
Mercantile Bank Corp.	72	2,105
Merchants Bancorp	46	1,565
Mercury General Corp.	123	7,183
Meridian Bancorp, Inc.	240	4,020
Meta Financial Group, Inc.	168	7,441
MFA Financial, Inc.	2,136	8,587
MGIC Investment Corp.	1,585	19,305
Midland States Bancorp, Inc.	97	2,377
MidWestOne Financial Group, Inc.	72	1,976
Moelis & Co., Class A	264	13,633
Morningstar, Inc.	118	26,462
Mr. Cooper Group, Inc.(c)	337	10,599
National Bank Holdings Corp., Class A	144	5,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Financials-(continued)
National Western Life Group, Inc., Class A	17	$3,550
Navient Corp.	865	10,709
NBT Bancorp, Inc.	214	7,753
Nelnet, Inc., Class A	96	6,970
New Residential Investment Corp.	2,037	20,940
New York Community Bancorp, Inc.	2,234	27,277
New York Mortgage Trust, Inc.	1,899	7,919
Nicolet Bankshares, Inc.(c)	46	3,406
NMI Holdings, Inc., Class A(c)	408	9,327
Northfield Bancorp, Inc.	214	2,930
Northwest Bancshares, Inc.	625	8,825
OceanFirst Financial Corp.	291	6,323
OFG Bancorp	243	4,692
Old National Bancorp	840	15,229
Old Republic International Corp.	1,393	26,927
OneMain Holdings, Inc.	387	18,154
Open Lending Corp., Class A(c)	376	14,378
Origin Bancorp, Inc.	75	2,570
Pacific Premier Bancorp, Inc.	407	16,402
PacWest Bancorp	576	20,874
Palomar Holdings, Inc.(c)	94	8,002
Park National Corp.	72	8,928
Peapack-Gladstone Financial Corp.	73	2,008
PennyMac Financial Services, Inc.	267	15,809
PennyMac Mortgage Investment Trust	502	9,523
Peoples Bancorp, Inc.	96	2,989
People’s United Financial, Inc.	2,040	36,598
Pinnacle Financial Partners, Inc.	382	31,007
Piper Sandler Cos	75	7,974
PJT Partners, Inc., Class A	97	6,763
Popular, Inc.	407	27,196
PRA Group, Inc.(c)	217	7,999
Preferred Bank	72	4,172
Premier Financial Corp.	193	5,917
Primerica, Inc.	192	27,116
ProAssurance Corp.	262	6,485
PROG Holdings, Inc.	334	16,700
ProSight Global, Inc.(c)	49	619
Prosperity Bancshares, Inc.	454	33,355
Provident Financial Services, Inc.	310	6,271
QCR Holdings, Inc.	72	2,981
Radian Group, Inc.	935	19,074
Ready Capital Corp.	219	2,873
Redwood Trust, Inc.	550	5,412
Renasant Corp.(b)	286	11,234
Republic Bancorp, Inc., Class A	48	2,018
RLI Corp.	193	20,138
Rocket Cos., Inc., Class A(b)(c)	552	12,061
S&T Bancorp, Inc.	192	5,545
Safety Insurance Group, Inc.	72	5,694
Sandy Spring Bancorp, Inc.	238	8,944
Seacoast Banking Corp. of Florida(c)	243	8,736
Selective Insurance Group, Inc.	288	19,535
Selectquote, Inc.(c)	275	8,388
ServisFirst Bancshares, Inc.	217	10,755
Signature Bank.	262	57,205
Simmons First National Corp., Class A	555	16,250
SiriusPoint Ltd. (Bermuda)(c)	358	3,655
SLM Corp.	1,611	25,438
South State Corp.	336	26,497

	Shares	Value
Financials-(continued)
Southside Bancshares, Inc.	147	$5,083
Starwood Property Trust, Inc.	1,368	31,231
State Auto Financial Corp.	75	1,406
Sterling Bancorp	911	19,887
Stewart Information Services Corp.	118	5,570
Stifel Financial Corp.	504	30,784
Stock Yards Bancorp, Inc.	97	4,779
StoneX Group, Inc.(c)	73	4,211
Synovus Financial Corp.	718	30,379
TCF Financial Corp.	743	33,301
Texas Capital Bancshares, Inc.(c)	241	18,364
TFS Financial Corp.	264	5,156
Tompkins Financial Corp.	70	5,413
Towne Bank	358	10,325
TPG RE Finance Trust, Inc., (Acquired 11/30/2017 - 02/10/2021; Cost $2,308)(d)	194	2,025
TriCo Bancshares	123	5,298
TriState Capital Holdings, Inc.(c)	99	2,272
Triumph Bancorp, Inc.(c)	120	9,204
Trupanion, Inc.(c)	144	13,933
TrustCo Bank Corp.	456	3,137
Trustmark Corp.	289	8,716
Two Harbors Investment Corp.	1,297	9,364
UMB Financial Corp.	219	18,477
Umpqua Holdings Corp.	1,059	18,077
United Bankshares, Inc.	625	23,094
United Community Banks, Inc.	384	12,695
United Fire Group, Inc.	97	2,857
Universal Insurance Holdings, Inc.	147	2,189
Univest Financial Corp.	142	3,571
Unum Group	960	25,421
Valley National Bancorp	1,896	23,226
Veritex Holdings, Inc.	195	5,671
Victory Capital Holdings, Inc., Class A	51	1,211
Virtu Financial, Inc., Class A	297	8,099
Virtus Investment Partners, Inc.	37	9,283
Waddell & Reed Financial, Inc., Class A	286	7,176
Walker & Dunlop, Inc.	144	14,351
Washington Federal, Inc.	384	11,605
Washington Trust Bancorp, Inc.	73	3,471
Waterstone Financial, Inc.	120	2,332
Watford Holdings Ltd., Class A (Bermuda)(c)	97	3,359
Webster Financial Corp.	454	25,111
WesBanco, Inc.	312	10,071
Westamerica Bancorporation	123	7,394
Western Alliance Bancorporation	455	41,637
White Mountains Insurance Group Ltd.	16	19,121
Wintrust Financial Corp.	267	19,667
WisdomTree Investments, Inc.	576	3,053
World Acceptance Corp.(b)(c)	21	2,658
WSFS Financial Corp.	241	12,807
Zions Bancorporation N.A	791	42,057

		3,319,052

Health Care-16.01%
1Life Healthcare, Inc.(c)	241	11,450
Acadia Healthcare Co., Inc.(c)	382	21,102
ACADIA Pharmaceuticals, Inc.(c)	575	28,158
Accelerate Diagnostics, Inc.(b)(c)	142	1,421
Acceleron Pharma, Inc.(c)	241	32,815

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Health Care-(continued)
Accolade, Inc.(b)(c)	51	$2,260
Acutus Medical, Inc.(b)(c)	46	955
Adaptive Biotechnologies Corp.(c)	430	24,325
Addus HomeCare Corp.(c)	72	7,745
Adverum Biotechnologies, Inc.(c)	310	3,977
Aerie Pharmaceuticals, Inc.(b)(c)	194	3,568
Agenus, Inc.(c)	526	2,104
Agios Pharmaceuticals, Inc.(c)	289	13,710
Akebia Therapeutics, Inc.(c)	530	1,834
Akero Therapeutics, Inc.(c)	75	2,280
Akouos, Inc.(c)	46	937
Albireo Pharma, Inc.(c)	72	2,510
Alder Biopharmaceuticals, Inc., CVR(c)(g)	48	42
Alector, Inc.(c)	195	3,545
Alkermes PLC(c)	766	14,585
Allakos, Inc.(c)	120	14,542
Allogene Therapeutics, Inc.(c)	291	10,101
Allovir, Inc.(b)(c)	70	2,559
Allscripts Healthcare Solutions, Inc.(c)	795	12,267
Alphatec Holdings, Inc.(c)	321	5,152
ALX Oncology Holdings, Inc.(b)(c)	27	2,168
Amedisys, Inc.(c)	164	41,597
Amicus Therapeutics, Inc.(c)	1,107	13,594
AMN Healthcare Services, Inc.(c)	219	15,959
Amneal Pharmaceuticals, Inc.(c)	337	1,816
Amphastar Pharmaceuticals, Inc.(c)	169	2,963
AnaptysBio, Inc.(c)	122	3,501
AngioDynamics, Inc.(c)	169	3,541
ANI Pharmaceuticals, Inc.(c)	46	1,339
Anika Therapeutics, Inc.(c)	70	2,569
Annexon, Inc.(c)	70	2,038
Antares Pharma, Inc.(c)	745	3,166
Apellis Pharmaceuticals, Inc.(c)	266	12,813
Apollo Medical Holdings, Inc.(c)	120	2,970
Applied Molecular Transport, Inc.(b)(c)	49	2,395
Applied Therapeutics, Inc.(c)	70	1,520
Aprea Therapeutics, Inc. (Sweden)(b)(c)	47	283
Arcturus Therapeutics Holdings, Inc.(b)(c)	95	5,004
Arcus Biosciences, Inc.(c)	195	6,876
Arcutis Biotherapeutics, Inc.(c)	121	4,135
Ardelyx, Inc.(c)	266	1,716
Arena Pharmaceuticals, Inc.(c)	287	23,060
Arrowhead Pharmaceuticals, Inc.(c)	478	38,077
Arvinas, Inc.(c)	146	11,432
Assembly Biosciences, Inc.(c)	144	732
Atara Biotherapeutics, Inc.(c)	338	5,672
Athenex, Inc.(c)	219	2,650
Athersys, Inc.(c)	887	1,809
Atreca, Inc., Class A(c)	147	2,550
AtriCure, Inc.(c)	216	14,098
Atrion Corp.	8	4,999
Avanos Medical, Inc.(c)	238	10,943
Avidity Biosciences, Inc.(b)(c)	70	1,689
Avrobio, Inc.(c)	168	1,848
AxoGen, Inc.(c)	166	3,669
Axonics Modulation Technologies, Inc.(b)(c)	118	5,937
Axsome Therapeutics, Inc.(c)	142	9,565
Beam Therapeutics, Inc.(b)(c)	74	6,596
BioCryst Pharmaceuticals, Inc.(b)(c)	913	9,842
BioDelivery Sciences International, Inc.(c)	385	1,617

	Shares	Value
Health Care-(continued)
Biohaven Pharmaceutical Holding Co. Ltd.(c)	242	$20,565
BioLife Solutions, Inc.(c)	121	4,747
Bio-Techne Corp.	190	68,721
Bioxcel Therapeutics, Inc.(c)	72	3,860
Black Diamond Therapeutics, Inc.(c)	47	1,316
Bluebird Bio, Inc.(c)	336	10,450
Blueprint Medicines Corp.(c)	261	25,635
Bridgebio Pharma, Inc.(b)(c)	272	19,236
Brookdale Senior Living, Inc.(c)	886	5,157
Bruker Corp.	507	30,917
Calithera Biosciences, Inc.(c)	219	639
Cantel Medical Corp.	191	14,187
Cara Therapeutics, Inc.(c)	193	3,542
Cardiovascular Systems, Inc.(c)	197	8,136
CareDx, Inc.(c)	234	18,505
Castle Biosciences, Inc.(c)	93	7,075
Catalyst Pharmaceuticals, Inc.(c)	433	1,684
Celldex Therapeutics, Inc.(c)	191	5,172
CEL-SCI Corp.(b)(c)	168	2,982
Cerus Corp.(c)	862	5,293
Change Healthcare, Inc.(c)	1,104	25,248
Charles River Laboratories International, Inc.(c)	240	68,674
Chemed Corp.	76	33,836
ChemoCentryx, Inc.(c)	238	16,146
Clovis Oncology, Inc.(b)(c)	387	2,318
Codexis, Inc.(c)	265	5,859
Co-Diagnostics, Inc.(b)(c)	119	1,637
Coherus Biosciences, Inc.(c)	243	3,946
Collegium Pharmaceutical, Inc.(c)	121	2,854
Community Health Systems, Inc.(c)	432	3,698
Computer Programs & Systems, Inc.	51	1,604
CONMED Corp.	142	17,475
Constellation Pharmaceuticals, Inc.(c)	145	3,654
Corcept Therapeutics, Inc.(c)	553	13,908
Cortexyme, Inc.(b)(c)	71	2,419
CorVel Corp.(c)	48	4,872
Covetrus, Inc.(c)	551	20,475
Crinetics Pharmaceuticals, Inc.(c)	94	1,437
CRISPR Therapeutics AG (Switzerland)(c)	286	35,947
CryoLife, Inc.(c)	169	4,267
CryoPort, Inc.(b)(c)	192	11,412
Cue Biopharma, Inc.(c)	97	1,320
Cymabay Therapeutics, Inc.(c)	238	1,142
Cytokinetics, Inc.(c)	291	5,450
CytomX Therapeutics, Inc.(c)	144	1,130
Deciphera Pharmaceuticals, Inc.(c)	168	7,355
Denali Therapeutics, Inc.(c)	363	26,063
Dicerna Pharmaceuticals, Inc.(c)	314	8,472
Durect Corp.(c)	915	2,031
Dynavax Technologies Corp.(b)(c)	408	3,570
Eagle Pharmaceuticals, Inc.(c)	49	2,180
Editas Medicine, Inc.(c)	290	12,719
Emergent BioSolutions, Inc.(c)	216	20,736
Enanta Pharmaceuticals, Inc.(c)	72	3,551
Encompass Health Corp.	479	38,531
Endo International PLC(c)	1,130	8,961
Ensign Group, Inc. (The)	241	19,767
Envista Holdings Corp.(c)	790	30,447
Epizyme, Inc.(c)	358	3,433
Esperion Therapeutics, Inc.(b)(c)	120	3,287

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Health Care-(continued)
Evolent Health, Inc., Class A(c)	361	$7,274
Exelixis, Inc.(c)	1,535	33,248
Fate Therapeutics, Inc.(c)	335	30,056
FibroGen, Inc.(c)	385	19,262
Flexion Therapeutics, Inc.(c)	216	2,380
Fluidigm Corp.(b)(c)	338	1,555
Forma Therapeutics Holdings, Inc.(c)	74	2,857
Frequency Therapeutics, Inc.(b)(c)	120	5,905
Fulgent Genetics, Inc.(c)	65	6,582
G1 Therapeutics, Inc.(c)	120	2,652
Generation Bio Co.(c)	169	5,901
GenMark Diagnostics, Inc.(c)	335	6,549
Geron Corp.(c)	1,466	2,624
Glaukos Corp.(c)	192	18,156
Global Blood Therapeutics, Inc.(b)(c)	263	11,204
Globus Medical, Inc., Class A(c)	363	22,687
Gossamer Bio., Inc.(c)	242	2,275
Guardant Health, Inc.(c)	359	52,838
Haemonetics Corp.(c)	242	30,613
Halozyme Therapeutics, Inc.(c)	646	29,231
Hanger, Inc.(c)	195	4,286
Health Catalyst, Inc.(b)(c)	74	3,588
HealthEquity, Inc.(c)	362	29,811
HealthStream, Inc.(c)	120	2,796
Heron Therapeutics, Inc.(c)	408	7,377
Heska Corp.(c)	48	9,043
Hill-Rom Holdings, Inc.	313	33,388
HMS Holdings Corp.(c)	430	15,818
Homology Medicines, Inc.(b)(c)	94	1,010
ICU Medical, Inc.(c)	96	19,920
IGM Biosciences, Inc.(b)(c)	27	2,361
ImmunoGen, Inc.(c)	920	8,050
Immunovant, Inc.(c)	147	2,320
Inari Medical, Inc.(c)	94	9,832
Inhibrx, Inc.(b)(c)	47	1,195
Innoviva, Inc.(c)	336	3,840
Inogen, Inc.(c)	96	5,039
Inovalon Holdings, Inc., Class A(c)	315	7,736
Inovio Pharmaceuticals, Inc.(b)(c)	1,003	11,133
Insmed, Inc.(c)	480	17,170
Inspire Medical Systems, Inc.(c)	119	27,702
Integer Holdings Corp.(c)	166	14,640
Integra LifeSciences Holdings Corp.(c)	337	23,031
Intellia Therapeutics, Inc.(c)	219	13,241
Intercept Pharmaceuticals, Inc.(c)	119	2,578
Intersect ENT, Inc.(c)	144	3,285
Intra-Cellular Therapies, Inc.(c)	339	12,011
Invitae Corp.(c)	854	34,271
Iovance Biotherapeutics, Inc.(c)	548	20,440
iRhythm Technologies, Inc.(c)	142	22,848
Ironwood Pharmaceuticals, Inc.(c)	766	7,070
iTeos Therapeutics, Inc.(c)	51	2,121
IVERIC bio, Inc.(c)	338	2,075
Kadmon Holdings, Inc.(b)(c)	574	2,635
Kala Pharmaceuticals, Inc.(b)(c)	147	1,089
Karuna Therapeutics, Inc.(c)	50	6,248
Karyopharm Therapeutics, Inc.(c)	240	3,317
Keros Therapeutics, Inc.(c)	47	3,077
Kiniksa Pharmaceuticals Ltd., Class A(c)	74	1,522
Kodiak Sciences, Inc.(c)	162	20,900

	Shares	Value
Health Care-(continued)
Krystal Biotech, Inc.(c)	66	$5,207
Kura Oncology, Inc.(c)	264	7,392
Kymera Therapeutics, Inc.(c)	49	2,351
Lantheus Holdings, Inc.(c)	289	5,399
LeMaitre Vascular, Inc.	75	3,854
LHC Group, Inc.(c)	145	26,348
Ligand Pharmaceuticals, Inc.(b)(c)	75	11,116
LivaNova PLC(c)	238	18,455
Luminex Corp.	192	6,244
MacroGenics, Inc.(c)	242	6,052
Madrigal Pharmaceuticals, Inc.(c)	49	5,938
Magellan Health, Inc.(c)	118	11,012
MEDNAX, Inc.(c)	409	9,992
Medpace Holdings, Inc.(c)	142	23,065
MeiraGTx Holdings PLC(c)	72	1,068
Meridian Bioscience, Inc.(c)	193	4,068
Merit Medical Systems, Inc.(c)	239	13,317
Mersana Therapeutics, Inc.(c)	266	4,836
Merus N.V. (Netherlands)(c)	72	1,620
Mesa Laboratories, Inc.	22	5,982
Mirati Therapeutics, Inc.(c)	169	33,955
ModivCare, Inc.(c)	70	8,978
Molecular Templates, Inc.(c)	96	1,046
Morphic Holding, Inc.(c)	51	1,844
Myovant Sciences Ltd.(b)(c)	193	4,335
Myriad Genetics, Inc.(c)	360	10,976
NanoString Technologies, Inc.(c)	218	15,214
NantKwest, Inc.(b)(c)	147	4,779
Natera, Inc.(c)	350	40,631
National HealthCare Corp.	49	3,408
National Research Corp.	51	2,635
Natus Medical, Inc.(c)	168	4,353
Nektar Therapeutics(c)	895	20,308
Neogen Corp.(c)	260	21,299
NeoGenomics, Inc.(c)	502	25,587
Neoleukin Therapeutics, Inc.(c)	122	1,469
Nevro Corp.(c)	164	27,090
NextCure, Inc.(c)	49	557
NextGen Healthcare, Inc.(c)	240	4,488
Nkarta, Inc.(b)(c)	26	1,268
Novavax, Inc.(c)	308	71,219
Nurix Therapeutics, Inc.(b)(c)	49	1,745
NuVasive, Inc.(c)	243	14,660
Ocular Therapeutix, Inc.(c)	289	5,300
Odonate Therapeutics, Inc.(b)(c)	72	1,516
Omeros Corp.(b)(c)	311	6,201
Omnicell, Inc.(c)	210	26,649
Ontrak, Inc.(b)(c)	26	1,532
OPKO Health, Inc.(b)(c)	1,946	8,757
Option Care Health, Inc.(c)	168	3,224
OraSure Technologies, Inc.(c)	361	3,827
ORIC Pharmaceuticals, Inc.(c)	142	4,601
Orthofix Medical, Inc.(c)	94	4,372
OrthoPediatrics Corp.(c)	70	3,812
Owens & Minor, Inc.	361	12,278
Pacific Biosciences of California, Inc.(c)	864	26,412
Pacira BioSciences, Inc.(c)	195	14,332
Passage Bio, Inc.(c)	70	1,261
Patterson Cos., Inc.	409	12,704
Pennant Group, Inc. (The)(c)	144	7,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Health Care-(continued)
Penumbra, Inc.(b)(c)	167	$47,500
Perrigo Co. PLC	658	26,557
Personalis, Inc.(c)	118	3,638
PetIQ, Inc.(b)(c)	94	3,240
Phathom Pharmaceuticals, Inc.(c)	27	1,189
Phibro Animal Health Corp., Class A	96	2,071
Phreesia, Inc.(c)	147	9,004
Pliant Therapeutics, Inc.(c)	49	1,621
PRA Health Sciences, Inc.(c)	312	45,992
Precigen, Inc.(b)(c)	335	2,827
Precision BioSciences, Inc.(c)	169	2,021
Premier, Inc., Class A	578	19,548
Prestige Consumer Healthcare, Inc.(c)	241	10,052
Progyny, Inc.(c)	74	3,115
Protagonist Therapeutics, Inc.(c)	143	3,370
Prothena Corp. PLC (Ireland)(c)	96	2,143
Provention Bio, Inc.(c)	258	3,282
PTC Therapeutics, Inc.(c)	287	16,388
Puma Biotechnology, Inc.(c)	195	1,942
Quanterix Corp.(c)	135	10,226
Quidel Corp.(c)	189	31,045
Quotient Ltd.(c)	337	1,513
R1 RCM, Inc.(c)	507	14,013
Radius Health, Inc.(c)	195	3,629
RadNet, Inc.(c)	193	3,559
RAPT Therapeutics, Inc.(b)(c)	73	1,325
Reata Pharmaceuticals, Inc., Class A(c)	120	14,671
REGENXBIO, Inc.(c)	166	6,791
Relay Therapeutics, Inc.(c)	122	5,035
Relmada Therapeutics, Inc.(c)	50	1,667
Repare Therapeutics, Inc. (Canada)(c)	47	1,546
Repligen Corp.(c)	239	50,761
Replimune Group, Inc.(c)	98	3,394
Revance Therapeutics, Inc.(c)	315	8,272
REVOLUTION Medicines, Inc.(c)	95	4,340
Rhythm Pharmaceuticals, Inc.(c)	192	4,977
Rigel Pharmaceuticals, Inc.(c)	790	3,278
Rocket Pharmaceuticals, Inc.(c)	147	8,170
Rubius Therapeutics, Inc.(b)(c)	236	2,450
Sage Therapeutics, Inc.(c)	243	20,655
Sangamo Therapeutics, Inc.(c)	555	6,377
Scholar Rock Holding Corp.(c)	126	6,817
Schrodinger, Inc.(c)	191	19,574
Select Medical Holdings Corp.(c)	525	16,616
Seres Therapeutics, Inc.(c)	290	5,522
Shockwave Medical, Inc.(c)	138	16,113
SI-BONE, Inc.(c)	147	4,614
SIGA Technologies, Inc.(c)	262	1,656
Silk Road Medical, Inc.(c)	123	6,737
Simulations Plus, Inc.	73	5,236
SmileDirectClub, Inc.(b)(c)	265	3,074
Sorrento Therapeutics, Inc.(b)(c)	1,034	9,999
Spectrum Pharmaceuticals, Inc.(c)	696	2,387
SpringWorks Therapeutics, Inc.(c)	97	8,347
STAAR Surgical Co.(c)	166	17,266
Stemline Therapeutics, Inc.(c)	64	21
Stoke Therapeutics, Inc.(b)(c)	46	2,755
Supernus Pharmaceuticals, Inc.(c)	238	6,395
Surgery Partners, Inc.(c)	174	6,868
SurModics, Inc.(c)	70	3,650

	Shares	Value
Health Care-(continued)
Syndax Pharmaceuticals, Inc.(c)	169	$4,125
Syneos Health, Inc.(c)	311	24,056
Tabula Rasa HealthCare, Inc.(b)(c)	94	3,812
Tactile Systems Technology, Inc.(c)	102	5,184
Tandem Diabetes Care, Inc.(c)	286	27,453
TCR2 Therapeutics, Inc.(c)	96	2,540
Tenet Healthcare Corp.(c)	430	21,939
TG Therapeutics, Inc.(c)	503	22,016
TherapeuticsMD, Inc.(c)	1,753	2,665
Theravance Biopharma, Inc.(c)	217	3,596
Tilray, Inc., Class 2 (Canada)(b)(c)	611	14,884
Tivity Health, Inc.(c)	173	4,117
Translate Bio, Inc.(c)	217	5,065
Travere Therapeutics, Inc.(c)	269	8,291
Tricida, Inc.(c)	142	726
Triple-S Management Corp., Class B(c)	120	3,036
Turning Point Therapeutics, Inc.(c)	192	22,639
Twist Bioscience Corp.(c)	146	20,095
Ultragenyx Pharmaceutical, Inc.(c)	303	42,887
uniQure N.V. (Netherlands)(c)	145	5,321
United Therapeutics Corp.(c)	216	36,111
US Physical Therapy, Inc.	70	8,207
Vanda Pharmaceuticals, Inc.(c)	238	4,439
Vapotherm, Inc.(c)	73	1,774
Varex Imaging Corp.(c)	171	3,921
Vaxart, Inc.(b)(c)	527	3,768
Vaxcyte, Inc.(b)(c)	72	1,696
VBI Vaccines, Inc.(c)	770	2,595
Veracyte, Inc.(c)	316	18,347
Vericel Corp.(c)	193	9,318
ViewRay, Inc.(c)	555	2,420
Viking Therapeutics, Inc.(b)(c)	291	1,961
Vocera Communications, Inc.(c)	144	6,169
Voyager Therapeutics, Inc.(c)	123	697
WaVe Life Sciences Ltd.(c)	238	2,240
XBiotech, Inc.(c)	72	1,368
Xencor, Inc.(c)	241	11,874
Xenon Pharmaceuticals, Inc. (Canada)(c)	123	2,298
Y-mAbs Therapeutics, Inc.(c)	118	4,150
Zentalis Pharmaceuticals, Inc.(c)	94	3,952
ZIOPHARM Oncology, Inc.(b)(c)	1,153	6,145
Zogenix, Inc.(b)(c)	218	4,624
Zymeworks, Inc. (Canada)(b)(c)	166	6,027
Zynex, Inc.(b)(c)	94	1,365

		3,552,297

Industrials-15.20%
AAON, Inc.	195	15,034
AAR Corp.	166	6,603
ABM Industries, Inc.	315	13,602
ACCO Brands Corp.	480	3,888
Acuity Brands, Inc.	175	21,577
ADT, Inc.	718	5,464
Advanced Drainage Systems, Inc.	257	28,275
AECOM(c)	727	42,086
Aegion Corp.(c)	145	3,748
Aerojet Rocketdyne Holdings, Inc.(b)(c)	311	15,945
AeroVironment, Inc.(c)	118	12,989
AGCO Corp.	312	40,398
Air Lease Corp.	507	23,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
Air Transport Services Group, Inc.(c)	72	$1,911
Alamo Group, Inc.	48	7,326
Alaska Air Group, Inc.	144	9,363
Albany International Corp., Class A	145	11,462
Allegiant Travel Co.	22	5,548
Allison Transmission Holdings, Inc.	550	20,856
Altra Industrial Motion Corp.	312	18,071
Ameresco, Inc., Class A(c)	96	5,484
American Airlines Group, Inc.(b)	724	15,161
American Woodmark Corp.(c)	72	6,726
API Group Corp.(c)(e)	528	9,768
Apogee Enterprises, Inc.	120	4,488
Applied Industrial Technologies, Inc.	190	16,220
ArcBest Corp.	120	7,079
Arcosa, Inc.	240	13,615
Argan, Inc.	70	3,501
Armstrong World Industries, Inc.	219	18,742
ASGN, Inc.(c)	262	24,358
Astec Industries, Inc.	97	6,588
Atkore, Inc.(c)	219	14,815
Atlas Air Worldwide Holdings, Inc.(c)	25	1,378
Avis Budget Group, Inc.(c)	264	14,665
Axon Enterprise, Inc.(c)	310	51,302
AZEK Co., Inc. (The)(c)	448	19,761
AZZ, Inc.	121	6,182
Barnes Group, Inc.	238	12,459
Barrett Business Services, Inc.	27	1,922
Beacon Roofing Supply, Inc.(c)	263	12,579
Bloom Energy Corp., Class A(c)	596	17,004
Blue Bird Corp.(c)	70	1,702
Boise Cascade Co.	192	9,588
Brady Corp., Class A	240	12,578
BrightView Holdings, Inc.(c)	145	2,307
Brink’s Co. (The)	243	18,670
Builders FirstSource, Inc.(c)	934	40,409
BWX Technologies, Inc.	454	26,337
CACI International, Inc., Class A(c)	120	26,561
CAI International, Inc.	75	3,300
Carlisle Cos., Inc.	264	38,346
Casella Waste Systems, Inc., Class A(c)	236	13,669
CBIZ, Inc.(c)	241	7,266
Chart Industries, Inc.(c)	168	24,039
Cimpress PLC (Ireland)(c)	95	9,413
CIRCOR International, Inc.(c)	94	3,347
Clean Harbors, Inc.(c)	262	22,309
Colfax Corp.(c)	456	20,224
Columbus McKinnon Corp.	99	4,984
Comfort Systems USA, Inc.	171	10,592
Construction Partners, Inc.(c)	142	4,109
CoreCivic, Inc.	576	4,136
CoreLogic, Inc.	382	32,340
Cornerstone Building Brands, Inc.(c)	315	3,588
Covanta Holding Corp.	576	8,093
Crane Co.	238	19,959
CSW Industrials, Inc.	72	9,041
Cubic Corp.	144	10,001
Curtiss-Wright Corp.	210	23,203
Deluxe Corp.	214	8,459
Donaldson Co., Inc.	601	35,405
Douglas Dynamics, Inc.	99	4,770

	Shares	Value
Industrials-(continued)
Ducommun, Inc.(c)	49	$2,666
DXP Enterprises, Inc.(c)	75	2,253
Dycom Industries, Inc.(c)	145	11,104
Echo Global Logistics, Inc.(c)	123	3,427
EMCOR Group, Inc.	263	25,608
Encore Wire Corp.	97	6,356
Energy Recovery, Inc.(c)	145	2,552
Enerpac Tool Group Corp.	291	7,188
EnerSys	195	17,605
Ennis, Inc.	120	2,378
EnPro Industries, Inc.	96	7,713
ESCO Technologies, Inc.	121	12,786
Evoqua Water Technologies Corp.(c)	604	14,828
Exponent, Inc.	243	23,442
Federal Signal Corp.	289	10,522
Flowserve Corp.	622	23,014
Fluor Corp.	648	11,120
Forrester Research, Inc.(c)	49	2,214
Forward Air Corp.	142	12,179
Franklin Electric Co., Inc.	192	14,412
FTI Consulting, Inc.(c)	171	19,588
FuelCell Energy, Inc.(c)	1,416	23,987
Gates Industrial Corp. PLC(c)	265	3,975
GATX Corp.	145	13,837
Genco Shipping & Trading Ltd.	73	766
Gibraltar Industries, Inc.(c)	147	12,840
GMS, Inc.(c)	214	7,832
Gorman-Rupp Co. (The)	94	3,007
Graco, Inc.	793	54,995
GrafTech International Ltd.	337	3,987
Granite Construction, Inc.	218	7,495
Great Lakes Dredge & Dock Corp.(c)	264	4,010
Greenbrier Cos., Inc. (The)	147	6,916
Griffon Corp.	169	4,157
H&E Equipment Services, Inc.	147	4,547
Harsco Corp.(c)	385	6,299
Hawaiian Holdings, Inc.	49	1,314
Healthcare Services Group, Inc.	360	10,242
Heartland Express, Inc.	214	3,895
Heidrick & Struggles International, Inc.	94	3,374
Helios Technologies, Inc.	142	9,287
Herc Holdings, Inc.(c)	97	8,513
Heritage-Crystal Clean, Inc.(c)	72	1,888
Herman Miller, Inc.	288	11,046
Hexcel Corp.	406	21,827
Hillenbrand, Inc.	360	16,726
HNI Corp.	214	7,616
Hub Group, Inc., Class A(c)	166	9,558
Hubbell, Inc.	264	46,863
Huron Consulting Group, Inc.(c)	118	6,006
Hyster-Yale Materials Handling, Inc.	25	2,139
IAA, Inc.(c)	646	37,875
ICF International, Inc.	94	7,844
IES Holdings, Inc.(c)	46	2,109
Insperity, Inc.	169	14,990
Insteel Industries, Inc.	75	2,316
Interface, Inc.	286	3,552
ITT, Inc.	410	34,022
JELD-WEN Holding, Inc.(c)	313	9,280
JetBlue Airways Corp.(c)	388	7,151

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
John Bean Technologies Corp.	147	$21,693
Kadant, Inc.	53	9,222
Kaman Corp.	120	5,839
KAR Auction Services, Inc.	649	9,028
KBR, Inc.	675	20,925
Kelly Services, Inc., Class A	145	3,019
Kennametal, Inc.	406	15,168
Kforce, Inc.	99	5,084
Kimball International, Inc., Class B	169	2,187
Kirby Corp.(c)	72	4,504
Knoll, Inc.	238	3,882
Korn Ferry	267	16,434
Kratos Defense & Security Solutions, Inc.(c)	575	15,812
Landstar System, Inc.	190	30,427
Lincoln Electric Holdings, Inc.	266	31,417
Lindsay Corp.	49	7,852
Luxfer Holdings PLC (United Kingdom)	123	2,357
Macquarie Infrastructure Corp.	361	11,314
Manitowoc Co., Inc. (The)(c)	166	2,704
ManpowerGroup, Inc.	284	26,821
ManTech International Corp., Class A	123	9,614
Marten Transport Ltd.	288	4,660
Masonite International Corp.(c)	118	12,947
MasTec, Inc.(c)	289	25,071
Matson, Inc.	49	3,394
Matthews International Corp., Class A	145	5,176
Maxar Technologies, Inc.	288	13,781
McGrath RentCorp	120	9,319
Mercury Systems, Inc.(c)	267	17,451
Meritor, Inc.(c)	358	10,872
Middleby Corp. (The)(c)	264	38,652
Montrose Environmental Group, Inc.(c)	94	4,595
Moog, Inc., Class A	144	11,183
MRC Global, Inc.(c)	455	3,977
MSA Safety, Inc.	184	29,622
MSC Industrial Direct Co., Inc., Class A	215	18,518
Mueller Industries, Inc.	264	10,729
Mueller Water Products, Inc., Class A	766	9,874
MYR Group, Inc.(c)	73	4,303
National Presto Industries, Inc.	22	2,251
Navistar International Corp.(c)	216	9,517
Nielsen Holdings PLC.	1,631	36,551
Nikola Corp.(b)(c)	627	11,349
NOW, Inc.(c)	528	5,613
NV5 Global, Inc.(c)	48	4,956
nVent Electric PLC	792	20,798
Omega Flex, Inc.	20	3,450
Oshkosh Corp.	332	35,192
PAE, Inc.(c)	263	2,149
Parsons Corp.(c)	120	4,289
PGT Innovations, Inc.(c)	267	6,299
Pitney Bowes, Inc.	958	8,124
Primoris Services Corp.	195	6,527
Proto Labs, Inc.(c)	121	17,627
Quanex Building Products Corp.	147	3,577
Quanta Services, Inc.	672	56,347
Raven Industries, Inc.	169	6,625
RBC Bearings, Inc.(c)	121	24,086
Regal Beloit Corp.	194	26,514
Resideo Technologies, Inc.(c)	646	15,517

	Shares	Value
Industrials-(continued)
Resources Connection, Inc.	144	$1,837
REV Group, Inc.	191	2,372
Rexnord Corp.	598	26,880
Rush Enterprises, Inc., Class A	195	8,274
Rush Enterprises, Inc., Class B	22	835
Ryder System, Inc.	262	17,756
Saia, Inc.(c)	122	24,465
Schneider National, Inc., Class B	241	5,574
Science Applications International Corp.	243	20,930
SEACOR Holdings, Inc.(c)	94	3,996
Shyft Group, Inc. (The)	147	4,835
Simpson Manufacturing Co., Inc.	190	18,517
SiteOne Landscape Supply, Inc.(c)	215	34,080
SkyWest, Inc.	51	2,875
SP Plus Corp.(c)	118	3,912
Spirit AeroSystems Holdings, Inc., Class A	502	21,501
Spirit Airlines, Inc.(b)(c)	136	4,880
SPX Corp.(c)	216	12,007
SPX FLOW, Inc.(c)	195	12,004
Standex International Corp.	51	5,001
Steelcase, Inc., Class A	432	6,022
Stericycle, Inc.(c)	435	28,218
Sterling Construction Co., Inc.(c)	123	2,802
Systemax, Inc.	51	1,841
Tennant Co.	75	5,715
Terex Corp.	339	13,960
Tetra Tech, Inc.	264	36,530
Thermon Group Holdings, Inc.(c)	147	3,003
Timken Co. (The)	334	26,169
Toro Co. (The)	522	52,602
TPI Composites, Inc.(c)	149	7,101
Trex Co., Inc.(c)	552	50,585
TriMas Corp.(c)	216	7,255
TriNet Group, Inc.(c)	214	17,178
Trinity Industries, Inc.	455	14,605
Triton International Ltd. (Bermuda)	334	19,299
Triumph Group, Inc.	264	3,846
TrueBlue, Inc.(c)	190	3,958
Tutor Perini Corp.(c)	190	2,793
UFP Industries, Inc.	291	17,751
UniFirst Corp.	73	17,687
Univar Solutions, Inc.(c)	794	15,809
Upwork, Inc.(c)	393	21,175
US Ecology, Inc.(c)	121	4,623
Valmont Industries, Inc.	101	23,890
Vectrus, Inc.(c)	49	2,675
Vertiv Holdings Co.	1,104	23,107
Viad Corp.	96	4,017
Vicor Corp.(c)	99	9,751
Virgin Galactic Holdings, Inc.(b)(c)	603	22,450
Wabash National Corp.	262	4,344
Watsco, Inc.	157	38,167
Watts Water Technologies, Inc., Class A	120	13,691
Welbilt, Inc.(c)	648	10,355
Werner Enterprises, Inc.	311	13,348
WESCO International, Inc.(c)	239	19,187
Willdan Group, Inc.(c)	48	2,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
WillScot Mobile Mini Holdings Corp.(c)	795	$22,045
Woodward, Inc.	286	32,667

		3,372,619

Information Technology-15.55%
2U, Inc.(c)	338	13,395
3D Systems Corp.(c)	606	21,719
8x8, Inc.(c)	480	16,421
A10 Networks, Inc.(c)	241	2,251
Acacia Communications, Inc.(c)	190	21,848
ACI Worldwide, Inc.(c)	555	21,234
ACM Research, Inc., Class A(c)	49	4,761
ADTRAN, Inc.	217	3,654
Advanced Energy Industries, Inc.	190	19,846
Agilysys, Inc.(c)	96	5,721
Alarm.com Holdings, Inc.(c)	214	18,806
Alliance Data Systems Corp.	215	20,748
Altair Engineering, Inc., Class A(c)	194	11,948
Alteryx, Inc., Class A(c)	263	25,143
Ambarella, Inc.(c)	168	18,898
American Software, Inc., Class A	144	2,909
Amkor Technology, Inc.	505	12,064
Anaplan, Inc.(c)	530	34,445
AppFolio, Inc., Class A(c)	82	13,450
Appian Corp.(b)(c)	157	26,988
Aspen Technology, Inc.(c)	331	49,819
Avaya Holdings Corp.(c)	406	12,046
Avnet, Inc.	499	18,997
Axcelis Technologies, Inc.(c)	147	5,420
Badger Meter, Inc.	144	15,637
Belden, Inc.	217	9,594
Benchmark Electronics, Inc.	171	4,856
Benefitfocus, Inc.(c)	94	1,429
BigCommerce Holdings, Inc., Series 1(b)(c)	51	3,015
Bill.com Holdings, Inc.(c)	254	41,913
Blackbaud, Inc.	240	16,517
Blackline, Inc.(c)	239	29,641
BM Technologies, Inc.(c)(g)	8	101
Bottomline Technologies (DE), Inc.(c)	217	9,739
Box,Inc.,Class A(c)	722	13,249
Brooks Automation, Inc.	358	29,771
Calix, Inc.(c)	271	10,707
Cardtronics PLC, Class A(c)	190	7,325
Casa Systems, Inc.(c)	48	394
Cass Information Systems, Inc.	51	2,197
CDK Global, Inc.	578	28,981
Cerence, Inc.(c)	174	19,352
CEVA, Inc.(c)	97	5,939
ChannelAdvisor Corp.(c)	120	2,712
Ciena Corp.(c)	744	38,815
Cirrus Logic, Inc.(c)	286	23,389
Cloudera, Inc.(c)	1,053	16,995
CMC Materials, Inc.	142	24,211
Coherent, Inc.(c)	118	28,549
Cohu, Inc.	192	8,342
CommScope Holding Co., Inc.(c)	937	13,671
CommVault Systems, Inc.(c)	214	13,638
Comtech Telecommunications Corp.	120	3,226
Concentrix Corp.(c)	216	26,678
Conduent, Inc.(c)	843	4,535

	Shares	Value
Information Technology-(continued)
Cornerstone OnDemand, Inc.(c)	276	$13,944
Cree, Inc.(c)	528	59,907
CSG Systems International, Inc.	166	7,661
CTS Corp.	144	4,632
Diebold Nixdorf, Inc.(c)	337	4,893
Digi International, Inc.(c)	123	2,873
Digital Turbine, Inc.(c)	383	31,624
Diodes, Inc.(c)	214	16,803
Dolby Laboratories, Inc., Class A	312	30,461
Domo,Inc.,Class B(c)	97	6,182
DSP Group, Inc.(c)	98	1,526
DXC Technology Co.	1,200	30,264
Eastman Kodak Co.(b)(c)	194	1,672
Ebix, Inc.	119	2,901
EchoStar Corp., Class A(c)	240	5,448
eGain Corp.(c)	98	1,139
Elastic N.V.(c)	288	38,704
Entegris, Inc.	650	68,387
Envestnet, Inc.(c)	263	16,837
ePlus, Inc.(c)	70	6,619
Euronet Worldwide, Inc.(c)	260	39,081
Everbridge, Inc.(c)	167	25,589
EVERTEC, Inc.	286	11,125
Evo Payments, Inc., Class A(c)	216	5,499
ExlService Holdings, Inc.(c)	168	14,216
Extreme Networks, Inc.(c)	579	5,309
Fabrinet (Thailand)(c)	171	15,104
FARO Technologies, Inc.(c)	75	7,010
Fastly, Inc., Class A(b)(c)	492	36,201
FireEye, Inc.(c)	1,105	21,349
First Solar, Inc.(c)	384	31,112
Five9, Inc.(c)	321	59,462
Flex Ltd.(c)	2,378	43,256
FLIR Systems, Inc.	625	33,375
FormFactor, Inc.(c)	361	16,379
GTT Communications, Inc.(b)(c)	72	135
Hackett Group, Inc. (The)	120	1,874
Harmonic, Inc.(c)	432	3,346
Ichor Holdings Ltd.(c)	146	6,243
II-VI, Inc.(c)	502	42,319
Impinj, Inc.(c)	73	4,670
Infinera Corp.(c)	790	7,762
Inphi Corp.(c)	246	40,489
Inseego Corp.(b)(c)	290	4,231
Insight Enterprises, Inc.(c)	169	14,127
InterDigital, Inc.	147	9,315
International Money Express, Inc.(c)	99	1,458
Itron, Inc.(c)	192	22,510
j2 Global, Inc.(c)	216	24,058
Jabil, Inc.	672	29,010
Kimball Electronics, Inc.(c)	120	2,818
Knowles Corp.(c)	435	9,044
Kulicke & Soffa Industries, Inc. (Singapore)	312	15,556
Lattice Semiconductor Corp.(c)	650	31,278
Limelight Networks, Inc.(b)(c)	531	1,736
Littelfuse, Inc.	119	30,966
LivePerson, Inc.(c)	291	19,095
LiveRamp Holdings, Inc.(c)	312	19,706
Lumentum Holdings, Inc.(c)	362	32,580
MACOM Technology Solutions Holdings, Inc.(c)	241	15,508

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
MagnaChip Semiconductor Corp. (South Korea)(c)	145	$2,710
Manhattan Associates, Inc.(c)	310	38,115
MAXIMUS, Inc.	290	23,571
MaxLinear, Inc.(c)	334	13,283
Medallia, Inc.(c)	397	16,027
Methode Electronics, Inc.	171	6,657
MicroStrategy, Inc., Class A(c)	36	27,015
Mimecast Ltd.(c)	286	12,264
Mitek Systems, Inc.(c)	171	2,613
MKS Instruments, Inc.	265	43,699
Model N, Inc.(c)	118	4,997
MTS Systems Corp.	96	5,603
Napco Security Technologies, Inc.(c)	51	1,588
National Instruments Corp.	622	27,617
NCR Corp.(c)	625	21,725
NeoPhotonics Corp.(c)	217	2,085
NETGEAR, Inc.(c)	145	5,800
NetScout Systems, Inc.(c)	361	10,187
New Relic, Inc.(c)	243	14,857
NIC, Inc.	315	10,934
nLight, Inc.(c)	167	6,366
Novanta, Inc.(c)	168	22,231
Nuance Communications, Inc.(c)	1,385	61,771
Nutanix, Inc., Class A(c)	934	28,286
OneSpan, Inc.(c)	145	3,387
Onto Innovation, Inc.(c)	240	14,990
OSI Systems, Inc.(c)	75	7,097
PagerDuty, Inc.(c)	119	5,324
PAR Technology Corp.(c)	97	8,427
Paylocity Holding Corp.(c)	189	36,135
PC Connection, Inc.	51	2,347
PDF Solutions, Inc.(c)	123	2,258
Pegasystems, Inc.	192	25,411
Perficient, Inc.(c)	166	9,245
Perspecta, Inc.	699	20,411
Photronics, Inc.(c)	313	3,728
Ping Identity Holding Corp.(c)	168	3,936
Plantronics, Inc.	170	6,883
Plexus Corp.(c)	144	12,093
Pluralsight, Inc., Class A(c)	502	10,336
Power Integrations, Inc.	288	25,451
Progress Software Corp.	216	9,189
Proofpoint, Inc.(c)	286	34,583
PROS Holdings, Inc.(c)	193	9,148
Pure Storage, Inc., Class A(c)	1,129	26,396
Q2 Holdings, Inc.(c)	237	28,886
QAD, Inc., Class A	49	3,146
Qualys, Inc.(c)	166	16,129
Rackspace Technology, Inc.(c)	192	4,036
Rambus, Inc.(c)	531	11,140
Rapid7, Inc.(c)	240	18,298
RealPage, Inc.(c)	433	37,576
Repay Holdings Corp.(c)	315	6,867
Ribbon Communications, Inc.(c)	411	3,551
Rogers Corp.(c)	94	17,059
Sabre Corp.	1,515	22,255
SailPoint Technologies Holding, Inc.(c)	433	24,413
Sanmina Corp.(c)	336	11,968
ScanSource, Inc.(c)	120	3,413

	Shares	Value
Information Technology-(continued)
Semtech Corp.(c)	312	$22,873
Shift4 Payments, Inc., Class A(c)	147	11,246
ShotSpotter, Inc.(c)	46	1,931
Silicon Laboratories, Inc.(c)	214	33,328
SiTime Corp.(c)	46	4,482
SMART Global Holdings, Inc.(c)	70	3,268
Smartsheet, Inc., Class A(c)	527	36,495
SolarWinds Corp.(c)	290	4,695
Sprout Social, Inc., Class A(c)	96	6,525
SPS Commerce, Inc.(c)	169	17,023
SunPower Corp.(b)(c)	433	15,055
Super Micro Computer, Inc.(c)	214	6,983
SVMK, Inc.(c)	550	10,241
Switch, Inc., Class A	408	7,075
Sykes Enterprises, Inc.(c)	192	7,845
Synaptics, Inc.(c)	166	22,249
SYNNEX Corp.	216	19,259
Tenable Holdings, Inc.(c)	262	10,718
Teradata Corp.(c)	552	22,135
TTEC Holdings, Inc.	94	7,909
TTM Technologies, Inc.(c)	481	6,792
Tucows, Inc., Class A(c)	48	3,793
Ultra Clean Holdings, Inc.(c)	190	8,812
Unisys Corp.(c)	291	7,144
Universal Display Corp.	211	44,667
Upland Software, Inc.(c)	122	6,030
Varonis Systems, Inc.(c)	149	27,347
Veeco Instruments, Inc.(c)	219	4,709
Verint Systems, Inc.(c)	311	15,329
Verra Mobility Corp.(c)	646	9,206
Vertex, Inc., Class A(c)	120	3,690
ViaSat, Inc.(b)(c)	238	12,171
Viavi Solutions, Inc.(c)	1,105	17,884
VirnetX Holding Corp.(b)	291	2,025
Vishay Intertechnology, Inc.	646	15,420
Vishay Precision Group, Inc.(c)	49	1,584
Vontier Corp.(c)	813	25,528
WEX, Inc.(c)	215	44,795
Workiva, Inc.(c)	170	17,196
Xerox Holdings Corp.	862	21,964
Xperi Holding Corp.	506	10,677
Yext, Inc.(c)	407	6,886
Zuora, Inc., Class A(c)	480	7,166

		3,451,690

Materials-4.51%
AdvanSix, Inc.(c)	142	3,948
Alcoa Corp.(c)	888	21,800
Allegheny Technologies, Inc.(c)	599	11,776
American Vanguard Corp.	121	2,362
Amyris, Inc.(b)(c)	764	10,543
AptarGroup, Inc.	312	40,582
Arconic Corp.(c)	459	10,061
Ashland Global Holdings, Inc.	262	22,039
Avient Corp.	455	19,665
Balchem Corp.	164	19,575
Berry Global Group, Inc.(c)	625	34,625
Cabot Corp.	286	14,080
Carpenter Technology Corp.	238	9,677
Century Aluminum Co.(c)	313	4,297

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Materials-(continued)
Chase Corp.	45	$4,846
Chemours Co. (The)	792	18,636
Clearwater Paper Corp.(c)	73	2,556
Cleveland-Cliffs, Inc.	2,289	30,535
Coeur Mining, Inc.(c)	1,270	11,443
Commercial Metals Co.	574	14,436
Compass Minerals International, Inc.	166	10,473
Domtar Corp.	242	8,966
Eagle Materials, Inc.	192	24,073
Element Solutions, Inc.	1,126	20,324
Ferro Corp.(c)	363	5,761
Forterra, Inc.(c)	143	3,328
FutureFuel Corp.	121	1,776
GCP Applied Technologies, Inc.(c)	218	5,404
Glatfelter Corp.	214	3,435
Graphic Packaging Holding Co.	1,343	21,313
Greif, Inc., Class A	121	5,844
Greif, Inc., Class B	22	1,089
H.B. Fuller Co.	241	13,513
Hawkins, Inc.	48	3,005
Hecla Mining Co.(b)	2,615	17,076
Huntsman Corp.	936	25,553
Ingevity Corp.(c)	195	13,549
Innospec, Inc.	120	12,054
Kaiser Aluminum Corp.	73	8,329
Koppers Holdings, Inc.(c)	97	3,241
Kraton Corp.(c)	145	5,393
Kronos Worldwide, Inc.	99	1,431
Livent Corp.(b)(c)	675	12,568
Louisiana-Pacific Corp.	528	25,138
Materion Corp.	97	6,643
McEwen Mining, Inc. (Canada)(c)	1,558	1,729
Mercer International, Inc. (Germany)	193	2,966
Minerals Technologies, Inc.	168	11,967
Myers Industries, Inc.	145	3,210
Neenah, Inc.	75	4,149
NewMarket Corp.	42	15,917
O-I Glass, Inc.	747	8,725
Olin Corp.	746	23,081
Orion Engineered Carbons S.A. (Germany)	288	5,098
PQ Group Holdings, Inc.	192	2,949
Quaker Chemical Corp.	70	19,767
Ranpak Holdings Corp.(c)	123	2,215
Reliance Steel & Aluminum Co.	310	40,982
Royal Gold, Inc.	312	32,358
Schnitzer Steel Industries, Inc., Class A	121	4,179
Schweitzer-Mauduit International, Inc., Class A	145	6,771
Scotts Miracle-Gro Co. (The)	199	42,417
Sensient Technologies Corp.	195	15,181
Silgan Holdings, Inc.	382	14,348
Sonoco Products Co.	479	28,534
Stepan Co.	97	11,707
Summit Materials, Inc., Class A(c)	550	15,240
SunCoke Energy, Inc.	411	2,626
Tredegar Corp.	121	1,844
Trinseo S.A	166	10,742
Tronox Holdings PLC, Class A	435	7,978
United States Lime & Minerals, Inc.	15	2,102
United States Steel Corp.(b)	1,266	21,028
US Concrete, Inc.(c)	73	3,757

	Shares	Value
Materials-(continued)
Valvoline, Inc.	912	$22,764
W.R. Grace & Co.	265	15,704
Warrior Met Coal, Inc.	219	4,198
Westlake Chemical Corp.	189	16,177
Worthington Industries, Inc.	192	12,267

		1,001,438

Real Estate-8.16%
Acadia Realty Trust	408	7,715
Agree Realty Corp.	262	16,915
Alexander & Baldwin, Inc.	336	5,870
Alexander’s, Inc.	17	4,609
American Assets Trust, Inc.	241	7,490
American Campus Communities, Inc.	648	26,542
American Finance Trust, Inc.	507	4,492
American Homes 4 Rent, Class A	1,347	41,946
Americold Realty Trust	982	34,409
Apartment Income REIT Corp.	719	29,393
Apartment Investment & Management Co.	719	3,422
Apple Hospitality REIT, Inc.	1,032	14,706
Armada Hoffler Properties, Inc.	262	3,382
Brandywine Realty Trust.	862	10,542
Brixmor Property Group, Inc.	1,441	28,359
CareTrust REIT, Inc.	480	10,646
CatchMark Timber Trust, Inc., Class A	238	2,430
Centerspace	68	4,667
Chatham Lodging Trust	193	2,689
City Office REIT, Inc.	264	2,682
Colony Capital, Inc.	2,235	13,231
Columbia Property Trust, Inc.	574	8,105
Community Healthcare Trust, Inc.	94	4,120
CoreSite Realty Corp.	210	25,559
Corporate Office Properties Trust	550	14,300
Cousins Properties, Inc.	718	24,082
CubeSmart	913	33,744
Cushman & Wakefield PLC(c)	555	8,591
CyrusOne, Inc.	571	37,475
DiamondRock Hospitality Co.(c)	963	9,746
Diversified Healthcare Trust	1,152	5,184
Douglas Emmett, Inc.	860	28,165
Easterly Government Properties, Inc.	382	8,396
EastGroup Properties, Inc.	191	25,997
Empire State Realty Trust, Inc., Class A(b)	718	7,905
EPR Properties	382	17,259
Equity Commonwealth	598	16,870
Essential Properties Realty Trust, Inc.	506	11,739
eXp World Holdings, Inc.(c)	274	16,547
Federal Realty Investment Trust	338	34,195
First Industrial Realty Trust, Inc.	600	25,626
Five Point Holdings LLC, Class A(c)	238	1,561
Forestar Group, Inc.(c)	73	1,554
Four Corners Property Trust, Inc.	360	9,752
Franklin Street Properties Corp.	504	2,500
FRP Holdings, Inc.(c)	27	1,219
Gaming and Leisure Properties, Inc.	1,051	46,664
GEO Group, Inc. (The)(b)	579	4,169
Getty Realty Corp.	168	4,701
Gladstone Commercial Corp.	145	2,709
Global Medical REIT, Inc.	238	3,206
Global Net Lease, Inc.	387	7,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Real Estate-(continued)
Healthcare Realty Trust, Inc.	670	$19,336
Healthcare Trust of America, Inc., Class A	1,032	28,029
Highwoods Properties, Inc.	504	20,140
Howard Hughes Corp. (The)(c)	193	18,310
Hudson Pacific Properties, Inc.	745	19,065
Independence Realty Trust, Inc.	433	6,079
Industrial Logistics Properties Trust	313	6,658
Innovative Industrial Properties, Inc.(b)	106	20,670
iStar, Inc.(b)	313	5,546
JBG SMITH Properties	576	18,288
Jones Lang LaSalle, Inc.(c)	246	42,799
Kennedy-Wilson Holdings, Inc.	624	11,706
Kilroy Realty Corp.	509	32,301
Kimco Realty Corp.	2,041	37,412
Kite Realty Group Trust	408	7,821
Lamar Advertising Co., Class A	409	35,415
Lexington Realty Trust	1,366	14,644
Life Storage, Inc.	354	29,701
LTC Properties, Inc.	192	7,855
Macerich Co. (The)	507	6,550
Mack-Cali Realty Corp.	433	6,049
Marcus & Millichap, Inc.(c)	118	4,469
MGM Growth Properties LLC, Class A	623	20,571
Monmouth Real Estate Investment Corp.	433	7,500
National Health Investors, Inc.	219	14,951
National Retail Properties, Inc.	838	36,738
National Storage Affiliates Trust	335	12,914
Newmark Group, Inc., Class A	720	7,214
NexPoint Residential Trust, Inc.	95	3,899
Office Properties Income Trust	240	6,070
One Liberty Properties, Inc.	70	1,499
Outfront Media, Inc.	696	14,115
Paramount Group, Inc.	910	8,436
Park Hotels & Resorts, Inc.	1,127	24,512
Pebblebrook Hotel Trust	627	14,208
Physicians Realty Trust	1,006	17,102
Piedmont Office Realty Trust, Inc., Class A	603	10,287
PotlatchDeltic Corp.	315	15,986
PS Business Parks, Inc.	97	14,051
QTS Realty Trust, Inc., Class A(b)	314	19,506
Rayonier, Inc.	670	21,869
RE/MAX Holdings, Inc., Class A	75	3,129
Realogy Holdings Corp.(c)	600	9,048
Redfin Corp.(c)	476	36,052
Retail Opportunity Investments Corp.	552	8,727
Retail Properties of America, Inc., Class A	1,033	10,878
Rexford Industrial Realty, Inc.	602	28,727
RLJ Lodging Trust	838	13,157
RMR Group, Inc. (The), Class A	72	2,894
RPT Realty	382	4,191
Ryman Hospitality Properties, Inc.	260	20,095
Sabra Health Care REIT, Inc.	982	16,910
Safehold, Inc.(b)	51	3,889
Saul Centers, Inc.	70	2,479
Seritage Growth Properties, Class A, (Acquired 11/30/2018 - 02/10/2021; Cost $2,721)(b)(c)(d)	175	3,533
Service Properties Trust	771	9,900
SITE Centers Corp.	815	10,872
SL Green Realty Corp.	352	24,313

	Shares	Value
Real Estate-(continued)
Spirit Realty Capital, Inc.	502	$21,596
St. Joe Co. (The)	168	8,455
STAG Industrial, Inc.	699	22,053
STORE Capital Corp.	1,206	40,329
Summit Hotel Properties, Inc.	505	5,227
Sunstone Hotel Investors, Inc.	1,083	14,306
Tanger Factory Outlet Centers, Inc.(b)	434	6,831
Tejon Ranch Co.(c)	97	1,583
Terreno Realty Corp.	335	18,773
UMH Properties, Inc.	166	2,834
Uniti Group, Inc.	1,134	13,506
Universal Health Realty Income Trust	70	4,337
Urban Edge Properties	600	9,900
Urstadt Biddle Properties, Inc., Class A	142	2,289
Washington REIT	385	8,670
Weingarten Realty Investors	598	15,183
Xenia Hotels & Resorts, Inc.	550	10,984

		1,810,888

Utilities-1.84%
ALLETE, Inc.	243	15,097
American States Water Co.	171	12,491
Avista Corp.	311	12,505
Black Hills Corp.	310	18,340
Cadiz, Inc.(b)(c)	167	1,815
California Water Service Group	238	13,078
Chesapeake Utilities Corp	75	7,930
Clearway Energy, Inc., Class A	166	4,341
Clearway Energy, Inc., Class C	358	9,831
Hawaiian Electric Industries, Inc.	528	18,459
IDACORP, Inc.	241	20,784
MDU Resources Group, Inc.	939	26,386
MGE Energy, Inc.	168	10,702
Middlesex Water Co.	94	6,455
National Fuel Gas Co.	406	18,449
New Jersey Resources Corp.	459	18,034
NextEra Energy Partners L.P	334	24,262
Northwest Natural Holding Co.	145	6,958
NorthWestern Corp.	241	14,094
ONE Gas, Inc.	262	17,546
Ormat Technologies, Inc.	213	18,248
Otter Tail Corp.	169	6,848
PNM Resources, Inc.	358	17,187
Portland General Electric Co.	432	18,213
SJWGroup	120	7,522
South Jersey Industries, Inc.	481	12,078
Southwest Gas Holdings, Inc.	264	16,460
Spire, Inc.	240	15,941
Star Group L.P.(c)	238	2,292
Sunnova Energy International, Inc.(c)	238	10,672
Unitil Corp.	72	3,012
York Water Co. (The)	51	2,122

		408,152

Total Common Stocks & Other Equity Interests (Cost $19,599,024)		22,184,834

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(h) (Cost $4,858)	4,858	$4,858

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $19,603,882)		22,189,692

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.29%
Invesco Private Government Fund, 0.01%(f)(h)(i)	282,267	282,267

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(f)(h)(i)	447,515	$447,694

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $729,961)		729,961

TOTAL INVESTMENTS IN SECURITIES-103.27% (Cost $20,333,843)		22,919,653
OTHER ASSETS LESS LIABILITIES-(3.27)%		(726,300)

NET ASSETS-100.00%		$22,193,353

Investment Abbreviations:

CVR -Contingent Value Rights

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)	Non-income producing security.
(d)	Restricted security. The aggregate value of these securities at February 28, 2021 was $27,742, which represented less than 1% of the Fund’s Net Assets.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $13,249, which represented less than 1% of the Fund’s Net Assets.

(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Invesco Mortgage Capital, Inc.	$264	$3,096	$-	$561	$-	$3,921	$60
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	166,426	(161,568)	-	-	4,858	1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	6,187	30,375	(36,562)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	151,867	838,101	(707,701)	-	-	282,267	18	*
Invesco Private Prime Fund	50,600	938,677	(541,613)	-	30	447,694	115	*

Total	$208,918	$1,976,675	$(1,447,444)	$561	$30	$738,740	$194

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(h)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)–(continued)

February 28, 2021

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2021

Health Care	16.01
Information Technology	15.55
Industrials	15.20
Financials	14.95
Consumer Discretionary	14.86
Real Estate	8.16
Materials	4.51
Consumer Staples	3.42
Energy	3.14
Sector Types Each Less Than 3%	4.16
Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco PureBetaSM US Aggregate Bond ETF (PBND)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Treasury Securities-40.89%
U.S. Treasury Bonds-10.54%
7.63%, 11/15/2022	$35,000	$39,484
6.25%, 08/15/2023	20,000	22,968
6.50%, 11/15/2026	20,000	26,224
6.63%, 02/15/2027	40,000	53,239
6.13%, 11/15/2027	15,000	19,921
5.25%, 02/15/2029	10,000	13,043
6.13%, 08/15/2029	5,000	6,954
6.25%, 05/15/2030	10,000	14,275
5.38%, 02/15/2031	15,000	20,568
4.50%, 02/15/2036	20,000	27,267
4.75%, 02/15/2037	20,000	28,194
5.00%, 05/15/2037	15,000	21,724
4.50%, 05/15/2038	30,000	41,606
3.50%, 02/15/2039	10,000	12,401
4.25%, 05/15/2039	50,000	67,863
4.38%, 11/15/2039	30,000	41,398
4.63%, 02/15/2040	25,000	35,596
1.13% - 4.38%, 05/15/2040	70,000	72,775
1.13%, 08/15/2040	75,000	63,269
1.38%, 11/15/2040	45,000	39,698
4.75%, 02/15/2041	75,000	109,137
3.75%, 08/15/2041	50,000	64,379
3.13%, 11/15/2041	25,000	29,517
2.75%, 08/15/2042	100,000	111,367
2.75%, 11/15/2042	20,000	22,248
2.88%, 05/15/2043	100,000	113,574
3.75%, 11/15/2043	50,000	64,826
3.63%, 02/15/2044	55,000	70,101
3.38%, 05/15/2044	30,000	36,850
2.88%, 08/15/2045	115,000	130,673
2.50%, 02/15/2046	20,000	21,253
2.25%, 08/15/2046	60,000	60,736
3.00%, 02/15/2047	40,000	46,620
3.00%, 05/15/2047	50,000	58,326
2.75%, 08/15/2047	40,000	44,622
3.13%, 05/15/2048	50,000	59,832
3.00%, 08/15/2048	50,000	58,600
3.38%, 11/15/2048	35,000	43,887
3.00%, 02/15/2049	50,000	58,719
2.88%, 05/15/2049	25,000	28,720
2.25%, 08/15/2049	55,000	55,767
2.38%, 11/15/2049	40,000	41,662
2.00%, 02/15/2050	25,000	23,992
1.25%, 05/15/2050	60,000	47,648
1.38%, 08/15/2050	70,000	57,466
1.63%, 11/15/2050	25,000	21,887
1.88%, 02/15/2051	35,000	32,621

		2,183,497

U.S. Treasury Notes-30.35%
1.88%, 03/31/2022	100,000	101,937
0.13%, 04/30/2022	50,000	50,011
1.75% - 2.13%, 05/15/2022	285,000	291,090
0.13% - 2.13%, 06/30/2022	190,000	192,685
0.13%, 07/31/2022	110,000	110,009
1.50% - 1.63%, 08/15/2022	160,000	163,381

	Principal Amount	Value
U.S. Treasury Notes-(continued)
0.13%, 09/30/2022	$75,000	$74,985
0.13%, 10/31/2022	40,000	39,992
1.63%, 11/15/2022	100,000	102,535
0.13% - 2.00%, 11/30/2022	70,000	71,617
2.13%, 12/31/2022	100,000	103,613
1.50%, 01/15/2023	50,000	51,268
0.13%, 01/31/2023	50,000	49,978
1.38%, 02/15/2023	50,000	51,197
2.63%, 02/28/2023	100,000	104,922
0.50%, 03/15/2023	50,000	50,348
0.25%, 04/15/2023	50,000	50,082
0.13%, 05/15/2023	175,000	174,768
2.75%, 05/31/2023	100,000	105,750
0.25%, 06/15/2023	50,000	50,059
0.13%, 07/15/2023	50,000	49,895
0.13% - 2.50%, 08/15/2023	130,000	134,360
0.13%, 09/15/2023	50,000	49,859
0.13%, 10/15/2023	40,000	39,869
0.25% - 2.75%, 11/15/2023	185,000	191,680
0.13%, 12/15/2023	75,000	74,672
2.63%, 12/31/2023	40,000	42,645
0.13%, 01/15/2024	30,000	29,854
2.25%, 01/31/2024	20,000	21,134
0.13% - 2.75%, 02/15/2024	120,000	123,228
2.38%, 02/29/2024	50,000	53,072
2.13%, 03/31/2024	50,000	52,750
2.50%, 05/15/2024	100,000	106,898
2.00%, 05/31/2024	50,000	52,631
1.75% - 2.00%, 06/30/2024	65,000	68,138
1.75%, 07/31/2024	50,000	52,275
2.38%, 08/15/2024	100,000	106,746
2.25%, 11/15/2024	50,000	53,260
1.50%, 11/30/2024	65,000	67,402
1.75%, 12/31/2024	50,000	52,332
1.38%, 01/31/2025	50,000	51,607
2.00%, 02/15/2025	85,000	89,858
1.13%, 02/28/2025	75,000	76,661
0.50%, 03/31/2025	45,000	44,845
2.88%, 04/30/2025	75,000	82,052
2.13%, 05/15/2025	100,000	106,348
0.25% - 2.88%, 07/31/2025	50,000	50,261
2.00%, 08/15/2025	100,000	105,914
0.25%, 08/31/2025	30,000	29,423
0.25%, 09/30/2025	50,000	48,995
0.25%, 10/31/2025	75,000	73,409
2.25%, 11/15/2025	100,000	107,133
2.88%, 11/30/2025	60,000	66,049
0.38%, 12/31/2025	40,000	39,289
0.38%, 01/31/2026	45,000	44,149
1.63%, 02/15/2026	100,000	104,203
1.63%, 05/15/2026	50,000	52,049
2.13%, 05/31/2026	50,000	53,332
1.88%, 06/30/2026	35,000	36,880
1.50%, 08/15/2026	100,000	103,301
1.63%, 09/30/2026	55,000	57,153
1.50%, 01/31/2027	65,000	66,975
2.25%, 02/15/2027	50,000	53,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco PureBetaSM US Aggregate Bond ETF (PBND)–(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
U.S. Treasury Notes-(continued)
0.50%, 04/30/2027	$25,000	$24,212
2.38%, 05/15/2027	60,000	64,923
0.50%, 06/30/2027	50,000	48,289
0.38%, 07/31/2027	45,000	43,040
2.25%, 08/15/2027	50,000	53,686
0.38%, 09/30/2027	50,000	47,669
0.50%, 10/31/2027	50,000	47,994
2.25%, 11/15/2027	50,000	53,659
0.63%, 11/30/2027	60,000	58,001
0.63%, 12/31/2027	40,000	38,616
0.75%, 01/31/2028	15,000	14,589
2.75%, 02/15/2028	70,000	77,489
2.88%, 05/15/2028	50,000	55,844
2.88%, 08/15/2028	50,000	55,912
3.13%, 11/15/2028	50,000	56,885
2.63%, 02/15/2029	70,000	77,171
2.38%, 05/15/2029	30,000	32,510
1.63%, 08/15/2029	100,000	102,436
1.75%, 11/15/2029	50,000	51,691
1.50%, 02/15/2030	60,000	60,626
0.63%, 05/15/2030	55,000	51,254
0.63%, 08/15/2030	125,000	116,094
0.88%, 11/15/2030(b)	70,000	66,391
1.13%, 02/15/2031	30,000	29,081

		6,284,566

Total U.S. Treasury Securities (Cost $8,285,777)		8,468,063

U.S. Dollar Denominated Bonds & Notes-30.54%
Aerospace & Defense-0.56%
Boeing Co. (The), 4.88%, 05/01/2025	50,000	55,798
Raytheon Technologies Corp., 4.80%, 12/15/2043	50,000	60,480

		116,278

Agricultural & Farm Machinery-0.50%
B.A.T. Capital Corp. (United Kingdom), 2.76%, 08/15/2022	50,000	51,539
CNH Industrial Capital LLC, 4.38%, 04/05/2022	50,000	52,024

		103,563

Air Freight & Logistics-0.27%
United Parcel Service, Inc., 3.63%, 10/01/2042	50,000	56,137

Airlines-0.20%
Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/2024	32,516	33,509
United Airlines Pass-Through Trust, Series 2013- 1, Class A, 4.30%, 08/15/2025	6,779	7,082

		40,591

Asset Management & Custody Banks-0.66%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(c)	25,000	29,118
Bank of New York Mellon Corp. (The)
2.20%, 08/16/2023	50,000	52,163
3.40%, 01/29/2028	50,000	55,754

		137,035

	Principal Amount	Value
Automobile Manufacturers-0.55%
Toyota Motor Corp. (Japan), 3.67%, 07/20/2028	$100,000	$113,856

Biotechnology-0.68%
AbbVie, Inc., 3.60%, 05/14/2025	50,000	54,788
Amgen, Inc., 4.66%, 06/15/2051	50,000	62,341
Gilead Sciences, Inc., 1.20%, 10/01/2027	25,000	24,480

		141,609

Brewers-0.27%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 3.65%, 02/01/2026	50,000	55,350

Cable & Satellite-0.67%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	50,000	56,925
Comcast Corp.
4.15%, 10/15/2028	50,000	57,937
1.50%, 02/15/2031	25,000	23,568

		138,430

Department Stores-0.31%
Kohl’s Corp., 9.50%, 05/15/2025	50,000	64,485

Diversified Banks-5.53%
Asian Development Bank (Supranational), 0.63%, 04/29/2025	100,000	99,635
Bank of America Corp.
2.82%, 07/21/2023(d)	50,000	51,645
3.88%, 08/01/2025	25,000	27,915
1.90%, 07/23/2031(d)	50,000	48,263
1.92%, 10/24/2031(d)	50,000	48,339
Bank of Montreal (Canada), 4.34%, 10/05/2028(d)	50,000	54,447
Citigroup, Inc., 8.13%, 07/15/2039	50,000	84,168
Deutsche Bank AG (Germany), 4.10%, 01/13/2026	25,000	27,381
European Investment Bank (Supranational), 2.25%, 03/15/2022	100,000	102,154
JPMorgan Chase & Co.
2.18%, 06/01/2028(d)	50,000	51,486
3.96%, 11/15/2048(d)	50,000	57,461
Kreditanstalt fuer Wiederaufbau (Germany), 0.75%, 09/30/2030	100,000	92,751
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.76%, 07/26/2023	50,000	53,846
Sumitomo Mitsui Financial Group, Inc. (Japan), 3.54%, 01/17/2028	50,000	55,533
Toronto-Dominion Bank (The) (Canada)
0.45%, 09/11/2023	25,000	25,045
3.63%, 09/15/2031(d)	50,000	55,468
U.S. Bancorp, 3.38%, 02/05/2024	50,000	54,125
Wells Fargo & Co.
3.07%, 01/24/2023	100,000	102,412
3.00%, 04/22/2026	50,000	54,012

		1,146,086

Diversified Chemicals-0.25%
Nutrition & Biosciences, Inc., 3.27%, 11/15/2040(c)	50,000	51,084

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco PureBetaSM US Aggregate Bond ETF (PBND)–(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Diversified Metals & Mining-0.27%
Glencore Funding LLC (Australia), 4.00%, 03/27/2027(c)	$50,000	$56,021

Electric Utilities-1.98%
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/2024	42,000	48,460
Commonwealth Edison Co., 2.20%, 03/01/2030	25,000	25,621
Duke Energy Corp., 3.75%, 09/01/2046	50,000	52,585
Entergy Corp., 2.80%, 06/15/2030	25,000	26,005
Georgia Power Co., 4.30%, 03/15/2043	50,000	58,585
NextEra Energy Capital Holdings, Inc., 2.75%, 05/01/2025	50,000	53,273
Pacific Gas and Electric Co., 4.95%, 07/01/2050	50,000	53,857
Virginia Electric & Power Co., Series B, 6.00%, 01/15/2036	25,000	34,721
Xcel Energy, Inc., 4.00%, 06/15/2028	50,000	56,697

		409,804

Environmental & Facilities Services-0.14%
Waste Management, Inc., 4.15%, 07/15/2049	25,000	29,526

Health Care Equipment-0.32%
Abbott Laboratories, 4.90%, 11/30/2046	50,000	67,140

Health Care Facilities-0.27%
HCA, Inc., 5.00%, 03/15/2024	50,000	55,961

Health Care Services-0.39%
Cigna Corp., 3.20%, 03/15/2040	25,000	25,461
CVS Health Corp.
4.78%, 03/25/2038	25,000	30,255
5.05%, 03/25/2048	20,000	25,074

		80,790

Home Improvement Retail-0.17%
Home Depot, Inc. (The), 5.88%, 12/16/2036	25,000	35,673

Household Products-0.25%
Kimberly-Clark Corp., 2.88%, 02/07/2050	25,000	25,258
Procter & Gamble Co. (The), 3.00%, 03/25/2030	25,000	27,320

		52,578

Industrial Conglomerates-0.46%
3M Co., 3.70%, 04/15/2050	25,000	28,208
General Electric Co., 6.75%, 03/15/2032	50,000	67,273

		95,481

Industrial Machinery-0.08%
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/2023	15,000	16,224

Insurance Brokers-0.42%
Aon PLC, 4.45%, 05/24/2043	50,000	58,358
Brown & Brown, Inc., 4.20%, 09/15/2024	25,000	27,848

		86,206

Integrated Oil & Gas-1.06%
BP Capital Markets PLC (United Kingdom),
3.12%, 05/04/2026	100,000	108,511
Exxon Mobil Corp.
2.73%, 03/01/2023	50,000	52,275
4.33%, 03/19/2050	50,000	58,581

		219,367

	Principal Amount	Value
Integrated Telecommunication Services-0.86%
AT&T, Inc.
3.40%, 05/15/2025	$50,000	$54,566
1.65%, 02/01/2028(b)	25,000	24,482
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	25,000	35,701
Verizon Communications, Inc., 5.01%, 04/15/2049	50,000	63,067

		177,816

Internet & Direct Marketing Retail-0.33%
Amazon.com, Inc., 2.50%, 11/29/2022	65,000	67,199

Investment Banking & Brokerage-1.09%
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/2025	125,000	140,766
Morgan Stanley
4.30%, 01/27/2045	25,000	30,391
Series F, 3.88%, 04/29/2024	50,000	54,993

		226,150

IT Consulting & Other Services-0.49%
International Business Machines Corp., 1.70%, 05/15/2027	100,000	101,086

Life & Health Insurance-0.56%
MetLife, Inc., 6.40%, 12/15/2036	50,000	63,256
Prudential Financial, Inc., 5.20%, 03/15/2044(d)	50,000	53,334

		116,590

Managed Health Care-0.12%
UnitedHealth Group, Inc., 2.00%, 05/15/2030	25,000	24,920

Movies & Entertainment-0.39%
TWDC Enterprises 18 Corp., 4.38%, 08/16/2041	30,000	36,405
Walt Disney Co. (The)
4.75%, 09/15/2044	10,000	12,656
4.70%, 03/23/2050	25,000	31,711

		80,772

Multi-line Insurance-0.13%
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(c)	25,000	27,081

Multi-Sector Holdings-0.38%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	25,000	27,046
Berkshire Hathaway, Inc., 2.75%, 03/15/2023	50,000	52,256

		79,302

Office REITs-0.52%
Boston Properties L.P., 3.80%, 02/01/2024	100,000	108,186

Oil & Gas Exploration & Production-0.37%
ConocoPhillips, 4.95%, 03/15/2026	65,000	76,171

Oil & Gas Refining & Marketing-0.26%
Valero Energy Corp., 3.40%, 09/15/2026	50,000	53,571

Oil & Gas Storage & Transportation-0.94%
Enable Midstream Partners L.P., 3.90%, 05/15/2024	20,000	21,381

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco PureBetaSM US Aggregate Bond ETF (PBND)–(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Energy Transfer Operating L.P., 6.13%, 12/15/2045	$100,000	$115,232
TransCanada PipeLines Ltd. (Canada), 4.63%, 03/01/2034	50,000	57,848

		194,461

Packaged Foods & Meats-0.31%
Tyson Foods, Inc., 5.10%, 09/28/2048	50,000	65,014

Paper Products-0.25%
Georgia-Pacific LLC, 2.30%, 04/30/2030(c)	50,000	51,310

Pharmaceuticals-0.73%
GlaxoSmithKline Capital PLC (United Kingdom), 0.53%, 10/01/2023	50,000	50,106
Pfizer, Inc., 3.40%, 05/15/2024	25,000	27,270
Wyeth LLC, 6.50%, 02/01/2034	50,000	73,893

		151,269

Railroads-0.25%
CSX Corp., 2.40%, 02/15/2030	50,000	51,751

Regional Banks-0.24%
Truist Financial Corp., 1.13%, 08/03/2027	50,000	49,050

Restaurants-0.28%
McDonald’s Corp., 4.20%, 04/01/2050	50,000	58,158

Semiconductors-0.74%
Broadcom, Inc., 5.00%, 04/15/2030	50,000	57,891
Intel Corp.
2.70%, 12/15/2022	50,000	52,150
3.73%, 12/08/2047	15,000	16,639
QUALCOMM, Inc., 3.25%, 05/20/2050	25,000	25,861

		152,541

Soft Drinks-0.26%
PepsiCo, Inc., 2.63%, 07/29/2029	50,000	53,111

Sovereign Debt-2.75%
Canada Government International Bond (Canada), 1.63%, 01/22/2025	60,000	62,380
Hungary Government International Bond (Hungary), 5.38%, 02/21/2023	100,000	109,597
International Bank for Reconstruction & Development (Supranational), 0.63%, 04/22/2025	50,000	49,899
Mexico Government International Bond (Mexico) 5.55%, 01/21/2045	60,000	70,351
5.75%, 10/12/2110	70,000	79,926
Peruvian Government International Bond (Peru), 4.13%, 08/25/2027	50,000	56,903
Philippine Government International Bond (Philippines), 9.50%, 02/02/2030	25,000	39,801
Province of Ontario (Canada), 1.75%, 01/24/2023	50,000	51,401
Province of Quebec (Canada), 0.60%, 07/23/2025	50,000	49,390

		569,648

Specialized REITs-0.32%
American Tower Corp., 3.10%, 06/15/2050	50,000	46,791
Equinix, Inc., 1.55%, 03/15/2028	20,000	19,566

		66,357

	Principal Amount	Value
Specialty Chemicals-0.24%
DuPont de Nemours, Inc., 2.17%, 05/01/2023	$50,000	$50,241

Steel-0.12%
Steel Dynamics, Inc., 3.25%, 10/15/2050	25,000	24,007

Systems Software-0.40%
Microsoft Corp., 3.70%, 08/08/2046	25,000	29,206
Oracle Corp., 3.60%, 04/01/2040	50,000	53,694

		82,900

Technology Hardware, Storage & Peripherals-0.25%
Apple, Inc., 2.40%, 05/03/2023	50,000	52,247

Tobacco-0.17%
Philip Morris International, Inc., 4.38%, 11/15/2041	30,000	35,164

Water Utilities-0.13%
American Water Capital Corp., 3.45%, 05/01/2050	25,000	26,684

Wireless Telecommunication Services-0.40%
T-Mobile USA, Inc., 3.88%, 04/15/2030(c)	75,000	82,451

Total U.S. Dollar Denominated Bonds & Notes (Cost $6,199,312)		6,324,483

U.S. Government Sponsored Agency Mortgage-Backed
Securities-23.94%
Federal Home Loan Bank (FHLB)-0.51%
2.13%, 06/09/2023	100,000	104,512

Federal Home Loan Mortgage Corp. (FHLMC)-5.71%
0.38%, 09/23/2025	50,000	49,138
2.50%, 09/01/2028 to 06/01/2050	425,920	443,792
3.00%, 11/01/2028 to 09/01/2049	175,386	186,221
3.50%, 02/01/2043 to 10/01/2047	157,119	170,316
4.00%, 08/01/2047 to 09/01/2049	124,641	134,762
4.50%, 03/01/2049 to 06/01/2050	89,563	97,921
2.00%, 11/01/2050	99,131	100,259

		1,182,409

Federal National Mortgage Association (FNMA)-11.48%
2.63%, 09/06/2024	100,000	107,722
0.75%, 10/08/2027	60,000	58,426
3.50%, 12/01/2028 to 07/01/2048	426,023	458,170
2.50%, 02/01/2032 to 11/01/2050	541,229	564,410
3.00%, 08/01/2040 to 10/01/2050	573,953	605,408
4.00%, 09/01/2047 to 09/01/2050	221,342	238,332
5.00%, 05/01/2048 to 07/01/2049	128,169	144,056
4.50%, 04/01/2049	90,437	100,314
2.00%, 01/01/2051	99,297	100,444

		2,377,282

Government National Mortgage Association (GNMA)-6.24%
3.50%, 04/20/2033 to 03/20/2050	326,878	348,495
4.00%, 11/15/2046 to 05/20/2050	243,717	263,772
3.00%, 11/20/2046 to 10/20/2050	312,032	326,876
5.00%, 05/20/2048	28,601	31,341
2.50%, 06/20/2049 to 10/20/2050	214,642	223,052

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco PureBetaSM US Aggregate Bond ETF (PBND)–(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Government National Mortgage Association (GNMA)-(continued)
4.50%, 07/20/2049	$44,501	$48,636
2.00%, 01/20/2051	49,878	50,593

		1,292,765

Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $4,881,442)		4,956,968

Asset-Backed Securities-3.20%
CarMax Auto Owner Trust, Series 2017-2, Class A4, 2.25%, 09/15/2022	73,979	74,332
Commercial Mortgage Trust, Series 2015-CR22, Class A5, 3.31%, 03/10/2048	100,000	108,510
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 07/15/2030(c)	100,000	108,366
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class B, 3.72%, 04/15/2050	100,000	106,446
Series 2015-NXS2, Class A4, 3.50%, 07/15/2058	200,000	215,526
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class C, 4.54%, 11/15/2045(e)	50,000	49,942

Total Asset-Backed Securities (Cost $643,601)		663,122

Municipal Obligations-0.81%
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039 (Cost $148,204)	100,000	167,461

	Shares	Value
Money Market Funds-0.55%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $114,242)	114,242	$114,242

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $20,272,578)		20,694,339

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.44%
Invesco Private Government Fund, 0.01%(f)(g)(h)	36,684	36,684
Invesco Private Prime Fund, 0.11%(f)(g)(h)	55,005	55,027

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $91,711)		91,711

TOTAL INVESTMENTS IN SECURITIES-100.37% (Cost $20,364,289)		20,786,050
OTHER ASSETS LESS LIABILITIES-(0.37)%		(76,889)

NET ASSETS-100.00%		$20,709,161

Investment Abbreviations:

GO   -General Obligation

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $405,431, which represented 1.96% of the Fund’s Net Assets.

(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 28, 2021.

(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,767,132	$(1,652,890)	$-	$-	$114,242	$6
Invesco Premier U.S. Government Money Portfolio, Institutional Class	41,331	46,880	(88,211)	-	-	-	-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco PureBetaSM US Aggregate Bond ETF (PBND)–(continued)

February 28, 2021

(Unaudited)

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$123,130	$563,350	$(649,796)	$-	$-	$36,684	$5	*
Invesco Private Prime Fund	41,210	719,872	(706,056)	-	1	55,027	26	*

Total	$205,671	$3,097,234	$(3,096,953)	$-	$1	$205,953	$37

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Security Type Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

U.S. Treasury Securities	40.89

U.S. Dollar Denominated Bonds & Notes	30.54

U.S. Government Sponsored Agency Mortgage-Backed Securities	23.94

Asset-Backed Securities	3.20

Municipal Obligations	0.81

Money Market Funds Plus Other Assets Less Liabilities	0.62

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Statements of Assets and Liabilities

February 28, 2021

(Unaudited)

	Invesco PureBetaSM MSCI USA ETF (PBUS)	Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)	Invesco PureBetaSM US Aggregate Bond ETF (PBND)
Assets:
Unaffiliated investments in securities, at value(a)	$25,282,208	$22,180,913	$20,580,097
Affiliated investments in securities, at value	71,280	738,740	205,953
Cash	68	169	-
Receivable for:
Dividends and interest	30,594	12,266	102,107
Securities lending	8	744	23
Investments sold	128,786	170,874	515,473

Total assets	25,512,944	23,103,706	21,403,653

Liabilities:
Payable for:
Investments purchased	172,490	179,410	601,977
Collateral upon return of securities loaned	37,261	729,961	91,711
Accrued unitary management fees	733	982	804

Total liabilities	210,484	910,353	694,492

Net Assets	$25,302,460	$22,193,353	$20,709,161

Net assets consist of:
Shares of beneficial interest	$21,578,162	$19,401,399	$19,546,277
Distributable earnings	3,724,298	2,791,954	1,162,884

Net Assets	$25,302,460	$22,193,353	$20,709,161

Shares outstanding (unlimited amount authorized, $0.01 par value)	650,001	600,001	800,001
Net asset value	$38.93	$36.99	$25.89

Market price	$39.25	$37.23	$25.92

Unaffiliated investments in securities, at cost	$23,162,933	$19,595,694	$20,158,336

Affiliated investments in securities, at cost	$70,178	$738,149	$205,953

(a) Includes securities on loan with an aggregate value of:	$36,521	$712,919	$89,964

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Statements of Operations

For the six months ended February 28, 2021

(Unaudited)

	Invesco PureBetaSM MSCI USA ETF (PBUS)	Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)	Invesco PureBetaSM US Aggregate Bond ETF (PBND)
Investment income:
Unaffiliated interest income	$-	$-	$185,272
Unaffiliated dividend income	125,444	70,407	-
Affiliated dividend income	62	61	6
Non-cash dividend income	-	5,662	-
Securities lending income	64	2,738	95
Foreign withholding tax	(15)	(25)	-

Total investment income	125,555	78,843	185,373

Expenses:
Unitary management fees	3,213	2,658	5,045

Less: Waivers	(6)	(7)	(41)

Net expenses	3,207	2,651	5,004

Net investment income	122,348	76,192	180,369

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(18,773)	221,108	242,098
Affiliated investment securities	3	30	1
Unaffiliated in-kind redemptions	1,607,282	-	666,620
Affiliated in-kind redemptions	423	-	-

Net realized gain	1,588,935	221,138	908,719

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	16,136	2,101,389	(1,495,028)
Affiliated investment securities	1,872	561	-

Change in net unrealized appreciation (depreciation)	18,008	2,101,950	(1,495,028)

Net realized and unrealized gain (loss)	1,606,943	2,323,088	(586,309)

Net increase (decrease) in net assets resulting from operations	$1,729,291	$2,399,280	$(405,940)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

(This Page Intentionally Left Blank)

35

Statements of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco PureBetaSM MSCI USA ETF (PBUS)
	Six Months Ended February 28, 2021	Year Ended August 31, 2020
Operations:
Net investment income	$122,348	$82,692
Net realized gain (loss)	1,588,935	(32,390)
Change in net unrealized appreciation (depreciation)	18,008	1,688,867

Net increase (decrease) in net assets resulting from operations	1,729,291	1,739,169

Distributions to Shareholders from:
Distributable earnings	(93,517)	(66,477)

Shareholder Transactions:
Proceeds from shares sold	18,580,929	4,266,114
Value of shares repurchased	(3,768,906)	-

Net increase (decrease) in net assets resulting from share transactions	14,812,023	4,266,114

Net increase (decrease) in net assets	16,447,797	5,938,806

Net assets:
Beginning of period	8,854,663	2,915,857

End of period	$25,302,460	$8,854,663

Changes in Shares Outstanding:
Shares sold	500,000	150,000
Shares repurchased	(100,000)	-
Shares outstanding, beginning of period	250,001	100,001

Shares outstanding, end of period	650,001	250,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)		Invesco PureBetaSM US Aggregate Bond ETF (PBND)
Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020

$76,192	$44,039	$180,369	$621,916
221,138	(16,281)	908,719	212,642
2,101,950	354,968	(1,495,028)	788,325

2,399,280	382,726	(405,940)	1,622,883

(63,394)	(43,279)	(325,575)	(691,688)

15,811,068	1,090,306	2,671,070	2,705,966
-	-	(10,807,847)	-

15,811,068	1,090,306	(8,136,777)	2,705,966

18,146,954	1,429,753	(8,868,292)	3,637,161

4,046,399	2,616,646	29,577,453	25,940,292

$22,193,353	$4,046,399	$20,709,161	$29,577,453

450,000	50,000	100,000	100,000
-	-	(400,000)	-
150,001	100,001	1,100,001	1,000,001

600,001	150,001	800,001	1,100,001

37

Financial Highlights

Invesco PureBetaSM MSCI USA ETF (PBUS)

	Six Months Ended February 28, 2021		Years Ended August 31,			Ten Months Ended August 31,		For the Period September 19, 2017(a) Through October 31,
	(Unaudited)		2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$35.42		$29.16	$29.09		$25.70		$25.00

Net investment income(b)	0.28		0.56	0.48		0.43		0.04
Net realized and unrealized gain on investments	3.49		6.21	0.19		3.32		0.66

Total from investment operations	3.77		6.77	0.67		3.75		0.70

Distributions to shareholders from:
Net investment income	(0.26)		(0.51)	(0.53)		(0.36)		-
Net realized gains	-		-	(0.07)		-		-

Total distributions	(0.26)		(0.51)	(0.60)		(0.36)		-

Net asset value at end of period	$38.93		$35.42	$29.16		$29.09		$25.70

Market price at end of period(c)	$39.25		$35.61	$29.16		$29.09		$25.70

Net Asset Value Total Return(d)	10.72%		23.71%	2.48%		14.68%		2.80	%(e)
Market Price Total Return(d)	11.03%		24.36%	2.48%		14.68%		2.80	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$25,302		$8,855	$2,916		$2,909		$2,570
Ratio to average net assets of:
Expenses	0.04	%(f)	0.04%	0.29	%(g)	0.04	%(f)	0.04	%(f)
Net investment income	1.52	%(f)	1.82%	1.70	%(g)	1.91	%(f)	1.31	%(f)
Portfolio turnover rate(h)	2%		5%	5%		4%		0	%(i)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the Exchange) to October 31, 2017 was 2.96%. The market price total return from Fund Inception to October 31, 2017 was 3.09%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.25%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(i)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights–(continued)

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)

	Six Months Ended February 28, 2021		Years Ended August 31,			Ten Months Ended August 31,		For the Period September 19, 2017(a) Through October 31,
	(Unaudited)		2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$26.98		$26.17	$30.11		$26.06		$25.00

Net investment income(b)	0.28		0.38	0.31		0.32		0.04
Net realized and unrealized gain (loss) on investments	10.02		0.82	(3.05)		4.00		1.02

Total from investment operations	10.30		1.20	(2.74)		4.32		1.06

Distributions to shareholders from:
Net investment income	(0.16)		(0.38)	(0.38)		(0.27)		-
Net realized gains	(0.13)		(0.01)	(0.82)		-		-

Total distributions	(0.29)		(0.39)	(1.20)		(0.27)		-

Net asset value at end of period	$36.99		$26.98	$26.17		$30.11		$26.06

Market price at end of period(c)	$37.23		$27.00	$26.21		$30.11		$26.08

Net Asset Value Total Return(d)	38.41%		4.87%	(8.54)%		16.66%		4.24	%(e)
Market Price Total Return(d)	39.20%		4.79%	(8.40)%		16.57%		4.32	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$22,193		$4,046	$2,617		$3,011		$2,606
Ratio to average net assets of:
Expenses	0.06	%(f)	0.06%	0.32	%(g)	0.06	%(f)	0.06	%(f)
Net investment income	1.72	%(f)	1.49%	1.16	%(g)	1.39	%(f)	1.21	%(f)
Portfolio turnover rate(h)	7%		21%	17%		15%		1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the Exchange) to October 31, 2017 was 3.66%. The market price total return from Fund Inception to October 31, 2017 was 3.66%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.26%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco PureBetaSM US Aggregate Bond ETF (PBND)

	Six Months Ended February 28, 2021		Years Ended August 31,			Ten Months Ended August 31,		For the Period September 27, 2017(a) Through October 31,
	(Unaudited)		2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$26.89		$25.94	$24.23		$24.96		$25.00

Net investment income(b)	0.24		0.62	0.67		0.52		0.06
Net realized and unrealized gain (loss) on investments	(0.82)		1.02	1.74		(0.70)		(0.05)

Total from investment operations	(0.58)		1.64	2.41		(0.18)		0.01

Distributions to shareholders from:
Net investment income	(0.30)		(0.69)	(0.70)		(0.54)		(0.05)
Net realized gains	(0.12)		-	-		-		-
Return of capital	-		-	-		(0.01)		-

Total distributions	(0.42)		(0.69)	(0.70)		(0.55)		(0.05)

Net asset value at end of period	$25.89		$26.89	$25.94		$24.23		$24.96

Market price at end of period(c)	$25.92		$26.93	$25.96		$24.25		$24.96

Net Asset Value Total Return(d)	(2.19)%		6.42%	10.14%		(0.72)%		0.05	%(e)
Market Price Total Return(d)	(2.22)%		6.49%	10.14%		(0.64)%		0.05	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$20,709		$29,577	$25,940		$24,233		$24,964
Ratio to average net assets of:
Expenses, after Waivers	0.05	%(f)	0.05%	0.08	%(g)	0.05	%(f)	0.04	%(f)
Expenses, prior to Waivers	0.05	%(f)	0.05%	0.08	%(g)	0.05	%(f)	0.05	%(f)
Net investment income	1.79	%(f)	2.36%	2.71	%(g)	2.55	%(f)	2.44	%(f)
Portfolio turnover rate(h)	25%		30%	29%		20%		0	%(i)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 29, 2017, the first day of trading on the Exchange) to October 31, 2017 was 0.01%. The market price total return from Fund Inception to October 31, 2017 was 0.29%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.03%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(i)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2021

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco PureBetaSM MSCI USA ETF (PBUS)	“PureBetaSM MSCI USA ETF”
Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)	“PureBetaSM MSCI USA Small Cap ETF”
Invesco PureBetaSM US Aggregate Bond ETF (PBND)	“PureBetaSM US Aggregate Bond ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
PureBetaSM MSCI USA ETF	MSCI USA Index
PureBetaSM MSCI USA Small Cap ETF	MSCI USA Small Cap Index
PureBetaSM US Aggregate Bond ETF	ICE BofAML US Broad Market IndexSM

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same

41

securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Changing U.S. Fixed-Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) keeping the federal funds rates at, near or below zero. In recent years, the FRB began “tapering” its quantitative easing program, leading to fluctuations in the Federal Funds Rate. However, in response to the impact of the COVID-19 pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of

42

quantitative easing. Because there is little precedent for this situation, it is difficult to predict the impact of these rate changes or any future rate changes on various markets. Any additional changes to the monetary policy by the FRB or other regulatory actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in FRB policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover rate and a Fund’s transaction costs.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Mortgage-Backed and Asset-Backed Securities Risk. For certain Funds, investments in mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value. In addition, TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction and counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund’s returns.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the

43

performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small-and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

U.S. Government Obligation Risk. Certain Funds may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund (except for PureBetaSM US Aggregate Bond ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. PureBetaSM US Aggregate Bond ETF declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains,

44

if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could

45

experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
PureBetaSM MSCI USA ETF	0.04%
PureBetaSM MSCI USA Small Cap ETF	0.06%
PureBetaSM US Aggregate Bond ETF	0.05%

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2021, the Adviser waived fees for each Fund in the following amounts:

PureBetaSM MSCI USA ETF	$6
PureBetaSM MSCI USA Small Cap ETF	7
PureBetaSM US Aggregate Bond ETF	41

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

46

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
PureBetaSM MSCI USA ETF	MSCI Inc.
PureBetaSM MSCI USA Small Cap ETF	MSCI Inc.
PureBetaSM US Aggregate Bond ETF	ICE Data Indices, LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 28, 2021, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

PureBetaSM MSCI USA ETF	$27
PureBetaSM MSCI USA Small Cap ETF	146

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six months ended February 28, 2021, the following Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
PureBetaSM MSCI USA Small Cap ETF	$607	$-	$-

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

47

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
PureBetaSM MSCI USA ETF
Investments in Securities
Common Stocks & Other Equity Interests	$25,288,597	$-	$-	$25,288,597
Money Market Funds	27,629	37,261	-	64,890

Total Investments	$25,316,226	$37,261	$-	$25,353,487

PureBetaSM MSCI USA Small Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$22,184,670	$21	$143	$22,184,834
Money Market Funds	4,858	729,961	-	734,819

Total Investments	$22,189,528	$729,982	$143	$22,919,653

PureBetaSM US Aggregate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$8,468,063	$-	$8,468,063
U.S. Dollar Denominated Bonds & Notes	-	6,324,483	-	6,324,483
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	4,956,968	-	4,956,968
Asset-Backed Securities	-	663,122	-	663,122
Municipal Obligations	-	167,461	-	167,461
Money Market Funds	114,242	91,711	-	205,953

Total Investments	$114,242	$20,671,808	$-	$20,786,050

NOTE 6–Tax Information

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for each Fund as of August 31, 2020:

	No expiration
	Short-Term	Long-Term	Total*
PureBetaSM MSCI USA ETF	$-	$21,829	$21,829
PureBetaSM MSCI USA Small Cap ETF	-	4,552	4,552
PureBetaSM US Aggregate Bond ETF	22,244	-	22,244

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended February 28, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
PureBetaSM MSCI USA ETF	$593,526	$399,309
PureBetaSM MSCI USA Small Cap ETF	791,021	622,837
PureBetaSM US Aggregate Bond ETF	3,287,640	5,187,614

For the six months ended February 28, 2021, the cost of securities purchased and proceeds from sales of U.S. Treasury obligations (other than short-term securities, money market funds and in-kind transactions), for PureBetaSM US Aggregate Bond ETF amounted to $2,033,574 and $1,897,535, respectively.

48

For the six months ended February 28, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
PureBetaSM MSCI USA ETF	$18,387,442	$3,742,678
PureBetaSM MSCI USA Small Cap ETF	15,682,576	-
PureBetaSM US Aggregate Bond ETF	1,811,437	8,224,278

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At February 28, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
PureBetaSM MSCI USA ETF	$2,402,007	$(296,028)	$2,105,979	$23,247,509
PureBetaSM MSCI USA Small Cap ETF	2,843,496	(284,640)	2,558,856	20,360,797
PureBetaSM US Aggregate Bond ETF	663,973	(242,358)	421,615	20,364,435

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

49

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2021.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco PureBetaSM MSCI USA ETF (PBUS)
Actual	$1,000.00	$1,107.20	0.04%	$0.21
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.04	0.20
Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)
Actual	1,000.00	1,384.10	0.06	0.35
Hypothetical (5% return before expenses)	1,000.00	1,024.50	0.06	0.30
Invesco PureBetaSM US Aggregate Bond ETF (PBND)
Actual	1,000.00	978.10	0.05	0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

50

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PBETA-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
February 28, 2021
DWAS	Invesco DWA SmallCap Momentum ETF

PSCD	Invesco S&P SmallCap Consumer Discretionary ETF

PSCC	Invesco S&P SmallCap Consumer Staples ETF

PSCE	Invesco S&P SmallCap Energy ETF

PSCF	Invesco S&P SmallCap Financials ETF

PSCH	Invesco S&P SmallCap Health Care ETF

PSCI	Invesco S&P SmallCap Industrials ETF

PSCT	Invesco S&P SmallCap Information Technology ETF

PSCM	Invesco S&P SmallCap Materials ETF

PSCU	Invesco S&P SmallCap Utilities & Communication Services ETF

2

Invesco DWA SmallCap Momentum ETF (DWAS)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Communication Services-1.03%
Cardlytics, Inc.(b)	12,467	$1,651,005
Emerald Holding, Inc.	354,573	1,939,514
ORBCOMM, Inc.(b)	266,930	2,036,676

		5,627,195

Consumer Discretionary-16.79%
Adient PLC(b)	52,095	1,931,683
Bally’s Corp.	41,312	2,458,890
Boot Barn Holdings, Inc.(b)	43,684	2,639,387
Boyd Gaming Corp.(b)	42,773	2,510,775
Brinker International, Inc.	39,997	2,743,394
Children’s Place, Inc. (The)(b)(c)	37,500	2,596,875
Citi Trends, Inc.	44,260	3,447,411
Crocs, Inc.(b)	29,200	2,240,224
Dave & Buster’s Entertainment, Inc.	65,451	2,657,965
Everi Holdings, Inc.(b)	190,936	2,885,043
Golden Entertainment, Inc.(b)	93,406	2,207,184
GoPro, Inc., Class A(b)	210,425	1,582,396
Green Brick Partners, Inc.(b)	76,884	1,516,921
GrowGeneration Corp.(b)	159,430	7,274,791
Guess?, Inc.	97,005	2,445,496
Jack in the Box, Inc.	20,105	2,057,747
Lindblad Expeditions Holdings, Inc.(b)	123,803	2,578,817
Liquidity Services, Inc.(b)	114,763	1,791,450
Lumber Liquidators Holdings, Inc.(b)	86,543	2,143,670
Magnite, Inc.(b)	78,069	3,815,232
MasterCraft Boat Holdings, Inc.(b)	70,090	1,796,407
Michaels Cos., Inc. (The)(b)(c)	234,537	3,518,055
Modine Manufacturing Co.(b)	148,550	2,060,389
Party City Holdco, Inc.(b)	284,000	2,175,440
Red Rock Resorts, Inc., Class A	79,856	2,409,256
Revolve Group, Inc.(b)	57,743	2,661,952
SeaWorld Entertainment, Inc.(b)	59,118	2,935,800
Sleep Number Corp.(b)	21,580	2,959,265
Stitch Fix, Inc., Class A(b)	28,429	2,169,417
Turtle Beach Corp.(b)	74,912	2,239,869
Visteon Corp.(b)	14,591	1,855,537
Vuzix Corp.(b)(c)	202,585	3,812,650
XPEL, Inc.(b)(d)	111,864	5,408,624
Zumiez, Inc.(b)	49,351	2,224,743

		91,752,755

Consumer Staples-3.19%
Freshpet, Inc.(b)	49,382	7,697,666
Medifast, Inc.	9,311	2,355,590
Performance Food Group Co.(b)	38,837	2,106,519
Veru, Inc.(b)	208,916	2,887,219
WD-40 Co.	7,574	2,361,195

		17,408,189

Energy-2.61%
Antero Midstream Corp.	218,544	1,927,558
Clean Energy Fuels Corp.(b)	333,428	4,347,901
Renewable Energy Group, Inc.(b)	60,776	4,726,549
US Silica Holdings, Inc.	247,089	3,288,755

		14,290,763

	Shares	Value
Financials-4.98%
B. Riley Financial, Inc.	43,596	$2,869,489
Brightsphere Investment Group, Inc.	96,762	1,751,392
Cowen, Inc., Class A	67,855	2,296,892
Evercore, Inc., Class A	16,581	1,985,906
First Merchants Corp.	49,514	2,082,064
Granite Point Mortgage Trust, Inc.	187,391	2,091,283
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,708	1,670,481
Live Oak Bancshares, Inc.	37,653	2,075,057
Mr. Cooper Group, Inc.(b)	64,980	2,043,621
Palomar Holdings, Inc.(b)	26,492	2,255,264
Pinnacle Financial Partners, Inc.	28,610	2,322,274
PROG Holdings, Inc.	31,335	1,566,750
Trupanion, Inc.(b)	22,718	2,198,193

		27,208,666

Health Care-32.69%
Acadia Healthcare Co., Inc.(b)	36,963	2,041,836
AdaptHealth Corp.(b)	59,627	1,834,723
Alphatec Holdings, Inc.(b)	134,695	2,161,855
Altimmune, Inc.(b)(c)	362,595	5,779,764
Amicus Therapeutics, Inc.(b)	74,507	914,946
Anavex Life Sciences Corp.(b)	277,659	3,615,120
Apellis Pharmaceuticals, Inc.(b)	36,398	1,753,292
Aquestive Therapeutics, Inc.(b)(c)	275,782	1,263,082
Arvinas, Inc.(b)	33,678	2,636,987
AtriCure, Inc.(b)	32,929	2,149,276
Avid Bioservices, Inc.(b)	215,445	4,433,858
Beam Therapeutics, Inc.(b)(c)	31,279	2,787,897
BioLife Solutions, Inc.(b)	41,214	1,616,825
Bridgebio Pharma, Inc.(b)(c)	27,344	1,932,674
CareDx, Inc.(b)	25,904	2,048,488
Castle Biosciences, Inc.(b)	28,733	2,186,007
Chimerix, Inc.(b)	364,640	3,577,119
Covetrus, Inc.(b)	61,762	2,295,076
Denali Therapeutics, Inc.(b)	38,068	2,733,282
Editas Medicine, Inc.(b)	23,722	1,040,447
Evelo Biosciences, Inc.(b)(c)	162,965	1,983,284
Evolent Health, Inc., Class A(b)	117,049	2,358,537
Fate Therapeutics, Inc.(b)	41,938	3,762,677
Five Prime Therapeutics, Inc.(b)	115,403	2,565,409
Fulgent Genetics, Inc.(b)	134,067	13,575,625
Halozyme Therapeutics, Inc.(b)	43,049	1,947,967
Heska Corp.(b)	50,312	9,478,781
Immunovant, Inc.(b)	54,713	863,371
InfuSystem Holdings, Inc.(b)	330,837	5,644,079
Inspire Medical Systems, Inc.(b)	23,256	5,413,764
Intellia Therapeutics, Inc.(b)	45,291	2,738,294
iRhythm Technologies, Inc.(b)	8,279	1,332,091
Kodiak Sciences, Inc.(b)	12,081	1,558,570
Mersana Therapeutics, Inc.(b)	268,629	4,883,675
ModivCare, Inc.(b)	13,231	1,697,008
Morphic Holding, Inc.(b)(c)	52,634	1,903,246
NanoString Technologies, Inc.(b)	25,933	1,809,864
Natera, Inc.(b)	17,823	2,069,072
NGM Biopharmaceuticals, Inc.(b)	59,914	1,600,902
Ocular Therapeutix, Inc.(b)	214,537	3,934,609
Omnicell, Inc.(b)	18,438	2,339,782

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco DWA SmallCap Momentum ETF (DWAS)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Health Care-(continued)
OptimizeRx Corp.(b)	65,937	$3,506,530
Pacific Biosciences of California, Inc.(b)	165,967	5,073,611
Pennant Group, Inc. (The)(b)	30,699	1,620,293
Personalis, Inc.(b)	73,828	2,276,117
Precigen, Inc.(b)	180,536	1,523,724
Progyny, Inc.(b)	44,980	1,893,208
Pulse Biosciences, Inc.(b)(c)	80,624	2,358,252
R1 RCM, Inc.(b)	252,106	6,968,210
Rocket Pharmaceuticals, Inc.(b)	44,661	2,482,258
Shockwave Medical, Inc.(b)	18,242	2,129,936
SmileDirectClub, Inc.(b)(c)	130,589	1,514,832
Stoke Therapeutics, Inc.(b)(c)	29,452	1,763,880
Surgery Partners, Inc.(b)	80,740	3,186,808
Sutro Biopharma, Inc.(b)	80,702	1,791,584
Syndax Pharmaceuticals, Inc.(b)	125,128	3,054,375
TCR2 Therapeutics, Inc.(b)	62,803	1,661,767
TG Therapeutics, Inc.(b)	97,815	4,281,363
Turning Point Therapeutics, Inc.(b)	18,189	2,144,665
Twist Bioscience Corp.(b)	28,140	3,873,190
US Physical Therapy, Inc.	15,441	1,810,303
XOMA Corp.(b)	40,644	1,471,313

		178,649,380

Industrials-14.17%
Advanced Drainage Systems, Inc.	24,092	2,650,602
Air Transport Services Group, Inc.(b)	69,409	1,842,115
Alamo Group, Inc.	15,280	2,332,186
Altra Industrial Motion Corp.	33,552	1,943,332
Ameresco, Inc., Class A(b)	98,321	5,616,096
American Superconductor Corp.(b)	80,414	1,913,049
Arcosa, Inc.	33,552	1,903,405
Avis Budget Group, Inc.(b)	50,945	2,829,995
Builders FirstSource, Inc.(b)	72,897	3,153,889
Chart Industries, Inc.(b)	18,553	2,654,749
CIRCOR International, Inc.(b)	50,394	1,794,530
Construction Partners, Inc.(b)	65,642	1,899,679
CSW Industrials, Inc.	15,958	2,003,846
Herc Holdings, Inc.(b)	29,135	2,556,888
IES Holdings, Inc.(b)	37,965	1,740,316
Kadant, Inc.	15,229	2,649,846
Lydall, Inc.(b)	61,388	2,138,144
Meritor, Inc.(b)	64,528	1,959,715
Nesco Holdings, Inc.(b)(c)	290,056	2,349,454
Plug Power, Inc.(b)	240,430	11,632,003
Resideo Technologies, Inc.(b)	92,302	2,217,094
Saia, Inc.(b)	19,904	3,991,349
Shyft Group, Inc. (The)	67,233	2,211,293
Spirit Airlines, Inc.(b)(c)	70,923	2,544,717
TPI Composites, Inc.(b)	33,867	1,614,101
Triton International Ltd. (Bermuda)	36,922	2,133,353
Upwork, Inc.(b)	59,839	3,224,125
WESCO International, Inc.(b)	23,988	1,925,757

		77,425,628

Information Technology-16.44%
Agilysys, Inc.(b)	48,270	2,876,409
Alarm.com Holdings, Inc.(b)	32,934	2,894,240
Arlo Technologies, Inc.(b)	221,655	1,542,719
AXT, Inc.(b)	181,544	2,347,364
Badger Meter, Inc.	19,912	2,162,244
Brightcove, Inc.(b)	102,039	2,222,409

	Shares	Value
Information Technology-(continued)
Calix, Inc.(b)	102,420	$4,046,614
Cerence, Inc.(b)	39,528	4,396,304
Cohu, Inc.	47,213	2,051,405
Digimarc Corp.(b)(c)	36,127	1,321,887
Digital Turbine, Inc.(b)	95,123	7,854,306
Diodes, Inc.(b)	26,811	2,105,200
EVERTEC, Inc.	44,493	1,730,778
ExlService Holdings, Inc.(b)	21,040	1,780,405
FormFactor, Inc.(b)	43,012	1,951,455
Infinera Corp.(b)	170,636	1,676,499
Insight Enterprises, Inc.(b)	24,329	2,033,661
MACOM Technology Solutions Holdings, Inc.(b)	37,300	2,400,255
MicroVision, Inc.(b)(c)	354,766	5,275,370
Mitek Systems, Inc.(b)	97,790	1,494,231
Onto Innovation, Inc.(b)	37,924	2,368,733
PAR Technology Corp.(b)	29,377	2,552,274
Perficient, Inc.(b)	37,639	2,096,116
Rapid7, Inc.(b)	42,001	3,202,156
SailPoint Technologies Holding, Inc.(b)	31,976	1,802,807
SiTime Corp.(b)	32,198	3,137,051
Smith Micro Software, Inc.(b)	491,954	3,246,896
SPS Commerce, Inc.(b)	19,614	1,975,718
SunPower Corp.(b)	70,292	2,444,053
TTEC Holdings, Inc.	24,126	2,029,962
Ultra Clean Holdings, Inc.(b)	56,378	2,614,812
Varonis Systems, Inc.(b)	10,830	1,987,738
Veritone, Inc.(b)(c)	67,227	2,423,533
Workiva, Inc.(b)	37,445	3,787,562

		89,833,166

Materials-3.99%
Alcoa Corp.(b)	81,321	1,996,431
Arconic Corp.(b)	62,415	1,368,137
Cleveland-Cliffs, Inc.	130,156	1,736,281
Coeur Mining, Inc.(b)	182,711	1,646,226
Forterra, Inc.(b)	122,975	2,861,628
Hecla Mining Co.	372,341	2,431,387
Livent Corp.(b)	100,800	1,876,896
Olin Corp.	69,622	2,154,105
Quaker Chemical Corp.	12,069	3,408,044
US Concrete, Inc.(b)	45,205	2,326,249

		21,805,384

Real Estate-3.37%
eXp World Holdings, Inc.(b)(c)	130,030	7,852,512
Innovative Industrial Properties, Inc.	21,580	4,208,100
Realogy Holdings Corp.(b)	132,164	1,993,033
Ryman Hospitality Properties, Inc.	29,118	2,250,530
St. Joe Co. (The)	41,826	2,105,103

		18,409,278

Utilities-0.78%
Ormat Technologies, Inc.	21,761	1,864,265
Sunnova Energy International, Inc.(b)	53,337	2,391,631

		4,255,896

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $437,091,438)		546,666,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco DWA SmallCap Momentum ETF (DWAS)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.88%
Invesco Private Government Fund, 0.01%(e)(f)(g)	10,729,645	$10,729,645
Invesco Private Prime Fund, 0.11%(e)(f)(g)	15,913,277	15,919,642

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,649,287)		26,649,287
TOTAL INVESTMENTS IN SECURITIES-104.92% (Cost $463,740,725)		573,315,587

OTHER ASSETS LESS LIABILITIES-(4.92)%		(26,906,060)

NET ASSETS-100.00%		$546,409,527

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2021 represented less than 1% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$1,153,680	$(1,153,680)	$-	$-	$-	$5

Invesco Premier U.S. Government Money Portfolio, Institutional Class	95,743	81,883	(177,626)	-	-	-	1

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	19,112,455	91,882,319	(100,265,129)	-	-	10,729,645	2,071	*

Invesco Private Prime Fund	6,370,917	89,424,444	(79,877,601)	1	1,881	15,919,642	9,608	*

Total	$25,579,115	$182,542,326	$(181,474,036)	$1	$1,881	$26,649,287	$11,685

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco DWA SmallCap Momentum ETF (DWAS)—(continued)

February 28, 2021

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Health Care	32.69

Consumer Discretionary	16.79

Information Technology	16.44

Industrials	14.17

Financials	4.98

Materials	3.99

Real Estate	3.37

Consumer Staples	3.19

Sector Types Each Less Than 3%	4.42

Money Market Funds Plus Other Assets Less Liabilities	(0.04)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Auto Components-10.90%
American Axle & Manufacturing Holdings, Inc.(b)	41,677	$407,184
Cooper Tire & Rubber Co.	18,529	1,060,600
Cooper-Standard Holdings, Inc.(b)	6,214	222,586
Dorman Products, Inc.(b)	10,595	1,056,427
Gentherm, Inc.(b)	12,031	851,675
LCI Industries	9,278	1,307,641
Motorcar Parts of America, Inc.(b)	7,009	149,152
Patrick Industries, Inc.	8,086	638,228
Standard Motor Products, Inc.	7,435	312,344

		6,005,837

Automobiles-1.57%
Winnebago Industries, Inc.	12,419	864,362

Distributors-0.98%
Core-Mark Holding Co., Inc.	16,526	538,417

Diversified Consumer Services-1.08%
American Public Education, Inc.(b)	5,449	160,419
Perdoceo Education Corp.(b)	25,483	327,966
Regis Corp.(b)(c)	8,903	104,610

		592,995

Hotels, Restaurants & Leisure-13.07%
BJ’s Restaurants, Inc.(b)	8,210	455,901
Bloomin’ Brands, Inc.	29,320	728,309
Brinker International, Inc.	16,701	1,145,522
Cheesecake Factory, Inc. (The)(c)	15,433	848,043
Chuy’s Holdings, Inc.(b)	7,240	296,840
Dave & Buster’s Entertainment, Inc.	17,453	708,766
Dine Brands Global, Inc.	6,043	478,062
El Pollo Loco Holdings, Inc.(b)	6,969	127,742
Fiesta Restaurant Group, Inc.(b)	6,376	97,298
Monarch Casino & Resort, Inc.(b)	4,700	318,002
Red Robin Gourmet Burgers, Inc.(b)	5,717	175,455
Ruth’s Hospitality Group, Inc.	11,715	267,160
Shake Shack, Inc., Class A(b)	13,135	1,556,235

		7,203,335

Household Durables-16.13%
Cavco Industries, Inc.(b)	3,140	662,257
Century Communities, Inc.(b)	10,680	590,924
Ethan Allen Interiors, Inc.	8,008	205,165
Installed Building Products, Inc.(b)	8,360	914,250
iRobot Corp.(b)	10,375	1,287,641
La-Z-Boy, Inc.	16,970	723,092
LGI Homes, Inc.(b)	8,118	886,892
M.D.C. Holdings, Inc.	18,904	1,069,399
M/I Homes, Inc.(b)	10,578	527,842
Meritage Homes Corp.(b)	13,871	1,169,464
Tupperware Brands Corp.(b)	18,091	553,042
Universal Electronics, Inc.(b)	5,062	294,558

		8,884,526

Internet & Direct Marketing Retail-4.26%
Liquidity Services, Inc.(b)	9,630	150,324
PetMed Express, Inc.(c)	7,456	258,798

	Shares	Value
Internet & Direct Marketing Retail-(continued)
Shutterstock, Inc.	8,136	$717,839
Stamps.com, Inc.(b)	6,714	1,221,478

		2,348,439

Leisure Products-3.79%
Callaway Golf Co.	34,738	970,927
Sturm Ruger & Co., Inc.	6,434	438,799
Vista Outdoor, Inc.(b)	21,429	677,371

		2,087,097

Multiline Retail-4.67%
Big Lots, Inc.	13,137	834,725
Macy’s, Inc.	114,381	1,739,735

		2,574,460

Specialty Retail-32.07%
Aaron’s Co., Inc. (The)(b)	12,355	271,316
Abercrombie & Fitch Co., Class A	22,952	628,196
America’s Car-Mart, Inc.(b)	2,261	305,235
Asbury Automotive Group, Inc.(b)	7,117	1,205,976
Barnes & Noble Education, Inc.(b)	11,058	71,545
Bed Bath & Beyond, Inc.(c)	46,477	1,248,372
Boot Barn Holdings, Inc.(b)	10,625	641,963
Buckle, Inc. (The)	10,535	404,965
Caleres, Inc.	13,943	221,136
Cato Corp. (The), Class A	7,231	89,231
Chico’s FAS, Inc.	44,117	118,675
Children’s Place, Inc. (The)(b)(c)	5,360	371,180
Conn’s, Inc.(b)	7,074	100,380
Designer Brands, Inc., Class A	21,603	269,821
GameStop Corp., Class A(b)(c)	20,138	2,048,840
Genesco, Inc.(b)	5,238	235,396
Group 1 Automotive, Inc.	6,329	964,793
Guess?, Inc.	13,814	348,251
Haverty Furniture Cos., Inc., (Acquired 06/25/2020 - 02/26/2021; Cost $149,922)(d)	6,147	222,337
Hibbett Sports, Inc.(b)	6,105	392,307
Lumber Liquidators Holdings, Inc.(b)	10,627	263,231
MarineMax, Inc.(b)	8,114	362,290
Michaels Cos., Inc. (The)(b)	27,161	407,415
Monro, Inc.	12,255	759,687
ODP Corp. (The)	19,381	741,711
Rent-A-Center, Inc.	17,934	1,035,868
Sally Beauty Holdings, Inc.(b)	41,512	668,343
Shoe Carnival, Inc.	3,171	155,252
Signet Jewelers Ltd.	19,262	958,862
Sleep Number Corp.(b)	10,246	1,405,034
Sonic Automotive, Inc., Class A	8,732	402,633
Zumiez, Inc.(b)	7,679	346,169

		17,666,410

Textiles, Apparel & Luxury Goods-11.43%
Crocs, Inc.(b)	24,880	1,908,794
Fossil Group, Inc.(b)	17,228	260,832
G-III Apparel Group Ltd.(b)	16,020	461,216
Kontoor Brands, Inc.	17,264	729,404
Movado Group, Inc.	6,095	138,966
Oxford Industries, Inc.	6,209	473,374

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Textiles, Apparel & Luxury Goods-(continued)
Steven Madden Ltd.	28,549	$1,056,027
Unifi, Inc.(b)	5,498	137,065
Vera Bradley, Inc.(b)	8,099	76,860
Wolverine World Wide, Inc.	30,192	1,055,210

		6,297,748

Total Common Stocks & Other Equity Interests (Cost $47,163,981)		55,063,626

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $26,036)	26,036	26,036

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $47,190,017)		55,089,662

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.02%
Invesco Private Government Fund, 0.01%(e)(f)(g)	1,542,194	$1,542,194
Invesco Private Prime Fund, 0.11%(e)(f)(g)	2,327,716	2,328,647

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,870,841)		3,870,841

TOTAL INVESTMENTS IN SECURITIES-107.02% (Cost $51,060,858)		58,960,503
OTHER ASSETS LESS LIABILITIES-(7.02)%		(3,867,506)

NET ASSETS-100.00%		$55,092,997

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)	Restricted security. The value of this security at February 28, 2021 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$180,621	$(154,585)	$-	$-	$26,036	$1

Invesco Premier U.S. Government Money Portfolio, Institutional Class	19,479	60,851	(80,330)	-	-	-	-

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,965,473	8,059,166	(8,482,445)	-	-	1,542,194	198	*

Invesco Private Prime Fund	655,171	11,217,989	(9,544,752)	-	239	2,328,647	951	*

Total	$2,640,123	$19,518,627	$(18,262,112)	$-	$239	$3,896,877	$1,150

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)—(continued)

February 28, 2021

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Specialty Retail	32.07

Household Durables	16.13

Hotels, Restaurants & Leisure	13.07

Textiles, Apparel & Luxury Goods	11.43

Auto Components	10.90

Multiline Retail	4.67

Internet & Direct Marketing Retail	4.26

Leisure Products	3.79

Industry Types Each Less Than 3%	3.63

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P SmallCap Consumer Staples ETF (PSCC)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Beverages-13.22%
Celsius Holdings, Inc.(b)	28,651	$1,705,594
Coca-Cola Consolidated, Inc.	4,918	1,262,254
MGP Ingredients, Inc.	14,259	910,865
National Beverage Corp.(c)	25,198	1,200,937

		5,079,650

Food & Staples Retailing-16.95%
Andersons, Inc. (The)	33,144	866,384
Chefs’ Warehouse, Inc. (The)(b)(c)	35,103	1,093,107
PriceSmart, Inc.	23,253	2,242,752
SpartanNash Co.	38,757	706,540
United Natural Foods, Inc.(b)	60,571	1,602,103

		6,510,886

Food Products-30.26%
B&G Foods, Inc.(c)	64,094	1,943,971
Calavo Growers, Inc.	17,150	1,290,538
Cal-Maine Foods, Inc.(b)	34,126	1,300,201
Fresh Del Monte Produce, Inc.	32,761	843,268
J&J Snack Foods Corp.	14,937	2,371,398
John B. Sanfilippo & Son, Inc.	9,533	824,223
Seneca Foods Corp., Class A(b)	7,239	394,236
Simply Good Foods Co. (The)(b)	90,996	2,654,353

		11,622,188

Household Products-15.03%
Central Garden & Pet Co.(b)	7,198	328,229
Central Garden & Pet Co., Class A(b)	28,767	1,194,118
WD-40 Co.	13,632	4,249,776

		5,772,123

Personal Products-17.40%
elf Beauty, Inc.(b)	41,363	1,060,961
Inter Parfums, Inc.	19,086	1,396,523
Medifast, Inc.	11,741	2,970,356
USANA Health Sciences, Inc.(b)	12,959	1,257,800

		6,685,640

	Shares	Value
Tobacco-7.07%
Universal Corp.	25,856	$1,314,002
Vector Group Ltd.	102,760	1,402,674

		2,716,676

Total Common Stocks & Other Equity Interests (Cost $34,971,649)		38,387,163

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $8,991)	8,991	8,991

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $34,980,640)		38,396,154

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.00%
Invesco Private Government Fund, 0.01%(d)(e)(f)	1,228,802	1,228,802
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,842,466	1,843,203

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,072,005)		3,072,005

TOTAL INVESTMENTS IN SECURITIES-107.95% (Cost $38,052,645)		41,468,159
OTHER ASSETS LESS LIABILITIES-(7.95)%		(3,054,533)

NET ASSETS-100.00%		$38,413,626

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$617,779	$(608,788)	$-	$-	$8,991	$2

Invesco Premier U.S. Government Money Portfolio, Institutional Class	3,119	203,239	(206,358)	-	-	-	-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P SmallCap Consumer Staples ETF (PSCC)—(continued)

February 28, 2021

(Unaudited)

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$2,923,102	$9,986,429	$(11,680,729)	$-	$-	$1,228,802	$286	*

Invesco Private Prime Fund	1,177,233	10,294,421	(9,628,726)	-	275	1,843,203	1,079	*

Total	$4,103,454	$21,101,868	$(22,124,601)	$-	$275	$3,080,996	$1,367

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Food Products	30.26

Personal Products	17.40

Food & Staples Retailing	16.95

Household Products	15.03

Beverages	13.22

Tobacco	7.07

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P SmallCap Energy ETF (PSCE)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Energy Equipment & Services-40.36%
Archrock, Inc.	271,535	$2,799,525
Bristow Group, Inc.(b)	49,071	1,306,270
Core Laboratories N.V	91,961	3,268,294
DMC Global, Inc.	31,147	1,961,949
Dril-Quip, Inc.(b)	74,171	2,518,847
Exterran Corp.(b)	52,454	286,923
Helix Energy Solutions Group, Inc.(b)(c)	298,263	1,461,489
Helmerich & Payne, Inc.	226,998	6,521,652
Nabors Industries Ltd.(c)	13,565	1,505,851
Oceaneering International, Inc.(b)	209,881	2,476,596
Oil States International, Inc.(b)	128,396	941,143
Patterson-UTI Energy, Inc.	396,223	2,932,050
ProPetro Holding Corp.(b)	170,631	1,957,138
RPC, Inc.(b)	122,071	775,151
US Silica Holdings, Inc.	156,281	2,080,100

		32,792,978

Oil, Gas & Consumable Fuels-59.63%
Bonanza Creek Energy, Inc.(b)	39,189	1,251,305
Callon Petroleum Co.(b)(c)	84,022	2,148,443
CONSOL Energy, Inc.(b)	62,864	679,560
Dorian LPG Ltd.(b)	70,634	879,393
Green Plains, Inc.(b)	86,868	2,199,498
Laredo Petroleum, Inc.(b)	19,099	622,436
Matador Resources Co.(b)	231,676	4,839,712
Par Pacific Holdings, Inc.(b)	84,441	1,492,072
PBF Energy, Inc., Class A	203,081	2,883,750
PDC Energy, Inc.(b)	210,205	7,346,665
Penn Virginia Corp.(b)	32,038	469,036
QEP Resources, Inc.	511,902	1,760,943
Range Resources Corp.(b)	540,781	5,213,129
Renewable Energy Group, Inc.(b)	82,981	6,453,432

	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
REX American Resources Corp.(b)	11,140	$1,047,940
SM Energy Co.	225,205	3,121,341
Southwestern Energy Co.(b)	1,362,516	5,518,190
Talos Energy, Inc.(b)	48,979	518,688

		48,445,533

Total Common Stocks & Other Equity Interests (Cost $68,404,844)		81,238,511

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $49,964)	49,964	49,964

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $68,454,808)		81,288,475

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.27%
Invesco Private Government Fund, 0.01%(d)(e)(f)	88,357	88,357
Invesco Private Prime Fund, 0.11%(d)(e)(f)	132,065	132,118

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $220,475)		220,475

TOTAL INVESTMENTS IN SECURITIES-100.32% (Cost $68,675,283)		81,508,950
OTHER ASSETS LESS LIABILITIES-(0.32)%		(255,947)

NET ASSETS-100.00%		$81,253,003

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$196,595	$(146,631)	$-	$-	$49,964	$1

Invesco Premier U.S. Government Money Portfolio, Institutional Class	3,793	74,626	(78,419)	-	-	-	-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P SmallCap Energy ETF (PSCE)—(continued)

February 28, 2021

(Unaudited)

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$696,441	$7,174,632	$(7,782,716)	$-	$-	$88,357	$59	*

Invesco Private Prime Fund	232,167	9,608,095	(9,708,192)	-	48	132,118	279	*

Total	$932,401	$17,053,948	$(17,715,958)	$-	$48	$270,439	$339

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Oil, Gas & Consumable Fuels	59.63

Energy Equipment & Services	40.36

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap Financials ETF (PSCF)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Banks-39.11%
Allegiance Bancshares, Inc.	2,866	$107,905
Ameris Bancorp	10,586	504,317
Banc of California, Inc.	6,747	125,224
BancFirst Corp.	2,838	181,291
BankUnited, Inc.	14,074	565,634
Banner Corp.	5,356	277,334
Berkshire Hills Bancorp, Inc.	7,744	156,119
Boston Private Financial Holdings, Inc.	12,530	172,413
Brookline Bancorp, Inc.	12,044	171,386
Cadence BanCorp	19,191	393,799
Central Pacific Financial Corp.	4,293	97,151
City Holding Co.	2,405	180,880
Columbia Banking System, Inc.	10,908	483,115
Community Bank System, Inc.	8,156	580,626
Customers Bancorp, Inc.(b)	4,429	118,609
CVB Financial Corp.	19,404	415,440
Dime Community Bancshares, Inc.	5,332	156,814
Eagle Bancorp, Inc.	4,911	240,099
FB Financial Corp.	4,745	201,235
First Bancorp (Puerto Rico)	33,244	348,730
First Bancorp/Southern Pines NC	4,361	175,617
First Commonwealth Financial Corp.	14,645	196,389
First Financial Bancorp	14,932	334,925
First Hawaiian, Inc.	19,924	555,680
First Midwest Bancorp, Inc.	17,412	344,409
Great Western Bancorp, Inc.	8,381	224,862
Hanmi Financial Corp.	4,680	80,122
Heritage Financial Corp.	5,470	141,618
Hilltop Holdings, Inc.	9,888	326,700
Hope Bancorp, Inc.	18,777	247,105
Independent Bank Corp.	5,022	429,431
Independent Bank Group, Inc.	5,600	390,264
Investors Bancorp, Inc.	34,645	462,164
National Bank Holdings Corp., Class A	4,662	180,653
NBT Bancorp, Inc.	6,646	240,785
OFG Bancorp (Puerto Rico)	7,822	151,043
Old National Bancorp	25,186	456,622
Pacific Premier Bancorp, Inc.	14,378	579,433
Park National Corp.	2,162	268,088
Preferred Bank	2,066	119,725
Renasant Corp.	8,561	336,276
S&T Bancorp, Inc.	5,989	172,962
Seacoast Banking Corp. of Florida(b)	8,404	302,124
ServisFirst Bancshares, Inc.	7,146	354,156
Simmons First National Corp., Class A	16,581	485,492
Southside Bancshares, Inc.	4,786	165,500
Tompkins Financial Corp.	1,842	142,442
Triumph Bancorp, Inc.(b)	3,445	264,232
United Community Banks, Inc.	13,195	436,227
Veritex Holdings, Inc.	7,565	219,990
Westamerica Bancorporation	4,093	246,030

		14,509,187

Capital Markets-3.78%
Blucora, Inc.(b)	7,319	118,568
Brightsphere Investment Group, Inc.	9,127	165,198
Donnelley Financial Solutions, Inc.(b)	4,525	117,605

	Shares	Value
Capital Markets-(continued)
Greenhill & Co., Inc.	2,168	$32,715
Piper Sandler Cos	2,095	222,740
StoneX Group, Inc.(b)	2,478	142,956
Virtus Investment Partners, Inc.	1,090	273,481
Waddell & Reed Financial, Inc., Class A	9,523	238,932
WisdomTree Investments, Inc.	16,999	90,095

		1,402,290

Consumer Finance-2.92%
Encore Capital Group, Inc.(b)	4,775	159,581
Enova International, Inc.(b)	5,433	166,793
EZCORP, Inc., Class A(b)	7,936	38,093
Green Dot Corp., Class A(b)	8,147	385,027
PRA Group, Inc.(b)	6,943	255,919
World Acceptance Corp.(b)(c)	607	76,816

		1,082,229

Equity REITs-28.49%
Acadia Realty Trust	13,142	248,515
Agree Realty Corp.	8,892	574,067
Alexander & Baldwin, Inc.	11,022	192,554
American Assets Trust, Inc.	7,622	236,892
Armada Hoffler Properties, Inc.	8,825	113,931
Brandywine Realty Trust.	25,985	317,797
CareTrust REIT, Inc.	14,584	323,473
Centerspace	1,977	135,681
Chatham Lodging Trust	7,156	99,683
Community Healthcare Trust, Inc.	3,355	147,050
DiamondRock Hospitality Co.(b)	30,394	307,587
Diversified Healthcare Trust	36,297	163,336
Easterly Government Properties, Inc.	12,374	271,980
Essential Properties Realty Trust, Inc.	15,945	369,924
Four Corners Property Trust, Inc.	11,188	303,083
Franklin Street Properties Corp.	14,715	72,986
GEO Group, Inc. (The)(c)	18,481	133,063
Getty Realty Corp.	5,478	153,274
Global Net Lease, Inc.	13,632	253,283
Hersha Hospitality Trust	5,562	61,849
Independence Realty Trust, Inc.	14,448	202,850
Industrial Logistics Properties Trust	9,948	211,594
Innovative Industrial Properties, Inc.(c)	3,378	658,710
iStar, Inc.(c)	11,269	199,687
Kite Realty Group Trust	12,827	245,894
Lexington Realty Trust	42,190	452,277
LTC Properties, Inc.	5,978	244,560
Mack-Cali Realty Corp.	13,128	183,398
National Storage Affiliates Trust	9,487	365,724
NexPoint Residential Trust, Inc.	3,374	138,469
Office Properties Income Trust	7,361	186,160
Retail Opportunity Investments Corp.	17,976	284,201
Retail Properties of America, Inc., Class A	32,639	343,689
RPT Realty	12,333	135,293
Safehold, Inc.(c)	2,183	166,454
Saul Centers, Inc.	1,961	69,459
SITE Centers Corp.	22,959	306,273
Summit Hotel Properties, Inc.	16,102	166,656
Tanger Factory Outlet Centers, Inc.(c)	14,236	224,075
Uniti Group, Inc.	35,456	422,281
Universal Health Realty Income Trust	1,951	120,864

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Equity REITs-(continued)
Urstadt Biddle Properties, Inc., Class A	4,569	$73,652
Washington REIT	12,548	282,581
Whitestone REIT.	6,065	56,708
Xenia Hotels & Resorts, Inc.	17,325	345,980

		10,567,497

Insurance-10.13%
Ambac Financial Group, Inc.(b)	6,978	118,277
American Equity Investment Life Holding Co.	14,018	387,317
AMERISAFE, Inc.	2,945	172,342
Assured Guaranty Ltd.	12,299	543,862
eHealth, Inc.(b)(c)	3,945	234,412
Employers Holdings, Inc.	4,421	147,175
HCI Group, Inc.	936	54,166
Horace Mann Educators Corp.	6,309	243,149
James River Group Holdings Ltd.	4,663	214,078
Palomar Holdings, Inc.(b)	3,304	281,270
ProAssurance Corp.	8,209	203,173
Safety Insurance Group, Inc.	2,155	170,417
SiriusPoint Ltd. (Bermuda)(b)	12,973	132,454
Stewart Information Services Corp.	4,070	192,104
Trupanion, Inc.(b)	4,986	482,445
United Fire Group, Inc.	3,279	96,567
United Insurance Holdings Corp.	3,150	19,593
Universal Insurance Holdings, Inc.	4,344	64,682

		3,757,483

IT Services-0.02%
BM Technologies, Inc.(b)(d)	567	7,144

Mortgage REITs-4.09%
Apollo Commercial Real Estate Finance, Inc.	19,663	261,321
ARMOUR Residential REIT, Inc.	9,861	119,022
Capstead Mortgage Corp.	14,698	84,220
Granite Point Mortgage Trust, Inc.	8,410	93,856
Invesco Mortgage Capital, Inc., (Acquired 11/21/2017 - 02/26/2021; Cost $373,411)(c)(e)(f)	27,630	107,481
KKR Real Estate Finance Trust, Inc.	4,142	76,337
New York Mortgage Trust, Inc.	57,544	239,958
PennyMac Mortgage Investment Trust	15,049	285,479
Ready Capital Corp.	6,223	81,646
Redwood Trust, Inc.	17,051	167,782

		1,517,102

Real Estate Management & Development-2.05%
Marcus & Millichap, Inc.(b)	3,659	138,566
RE/MAX Holdings, Inc., Class A	2,827	117,943
Realogy Holdings Corp.(b)	17,588	265,227
St. Joe Co. (The)	4,754	239,269

		761,005

Investment Abbreviations:
REIT -Real Estate Investment Trust

	Shares	Value
Thrifts & Mortgage Finance-9.41%
Axos Financial, Inc.(b)	7,825	$362,063
Capitol Federal Financial, Inc.	19,663	261,715
Flagstar Bancorp, Inc.	7,207	312,712
HomeStreet, Inc.	3,319	142,584
Meta Financial Group, Inc.	5,095	225,658
Mr. Cooper Group, Inc.(b)	10,934	343,874
NMI Holdings, Inc., Class A(b)	12,920	295,351
Northfield Bancorp, Inc.	7,283	99,704
Northwest Bancshares, Inc.	19,469	274,902
Provident Financial Services, Inc.	11,106	224,674
TrustCo Bank Corp.	14,690	101,067
Walker & Dunlop, Inc.	4,424	440,896
WSFS Financial Corp.	7,678	408,009

		3,493,209

Total Common Stocks & Other Equity Interests (Cost $35,875,045)		37,097,146

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(g) (Cost $14,413)	14,413	14,413

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $35,889,458)		37,111,559

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.91%
Invesco Private Government Fund, 0.01%(e)(g)(h)	728,166	728,166
Invesco Private Prime Fund, 0.11%(e)(g)(h)	1,091,812	1,092,249

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,820,415)		1,820,415

TOTAL INVESTMENTS IN SECURITIES-104.95% (Cost $37,709,873)		38,931,974
OTHER ASSETS LESS LIABILITIES-(4.95)%		(1,836,416)

NET ASSETS-100.00%		$37,095,558

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)

February 28, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2021	Dividend Income

Invesco Mortgage Capital, Inc.	$86,109	$21,768	$(49,658)	$117,447	$(68,185)	$107,481	$3,353

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	417,516	(403,103)	-	-	14,413	1

Invesco Premier U.S. Government Money Portfolio, Institutional Class	12,423	272,028	(284,451)	-	-	-	-

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	812,376	3,342,724	(3,426,934)	-	-	728,166	84	*

Invesco Private Prime Fund	270,798	3,687,465	(2,866,091)	-	77	1,092,249	330	*

Total	$1,181,706	$7,741,501	$(7,030,237)	$117,447	$(68,108)	$1,942,309	$3,768

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Restricted security. The value of this security at February 28, 2021 represented less than 1% of the Fund’s Net Assets.
(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Banks	39.11

Equity REITs	28.49

Insurance	10.13

Thrifts & Mortgage Finance	9.41

Mortgage REITs	4.09

Capital Markets	3.78

Industry Types Each Less Than 3%	4.99

Money Market Funds Plus Other Assets Less Liabilities	(0.00)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap Health Care ETF (PSCH)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Biotechnology-10.65%
Anika Therapeutics, Inc.(b)	64,680	$2,373,756
Coherus Biosciences, Inc.(b)	288,478	4,684,883
Cytokinetics, Inc.(b)	322,048	6,031,959
Eagle Pharmaceuticals, Inc.(b)	52,764	2,347,998
Enanta Pharmaceuticals, Inc.(b)	81,311	4,010,258
Myriad Genetics, Inc.(b)	342,214	10,434,105
REGENXBIO, Inc.(b)	155,466	6,360,114
Spectrum Pharmaceuticals, Inc.(b)	663,962	2,277,390
Vanda Pharmaceuticals, Inc.(b)	248,854	4,641,127
Xencor, Inc.(b)	261,424	12,880,360

		56,041,950

Health Care Equipment & Supplies-26.08%
AngioDynamics, Inc.(b)	172,690	3,617,855
Cardiovascular Systems, Inc.(b)	182,572	7,540,224
CONMED Corp.	130,140	16,015,028
CryoLife, Inc.(b)	176,801	4,464,225
Cutera, Inc.(b)	80,232	2,833,794
Glaukos Corp.(b)	204,578	19,344,896
Heska Corp.(b)	40,440	7,618,896
Inogen, Inc.(b)	83,530	4,384,490
Integer Holdings Corp.(b)	149,579	13,191,372
Invacare Corp.	156,570	1,424,787
Lantheus Holdings, Inc.(b)	304,271	5,683,782
LeMaitre Vascular, Inc.(c)	76,823	3,947,934
Meridian Bioscience, Inc.(b)	196,001	4,131,701
Merit Medical Systems, Inc.(b)	222,416	12,393,019
Mesa Laboratories, Inc.(c)	22,127	6,016,553
Natus Medical, Inc.(b)	154,103	3,992,809
OraSure Technologies, Inc.(b)(c)	326,393	3,459,766
Orthofix Medical, Inc.(b)	87,972	4,091,578
SurModics, Inc.(b)	62,227	3,245,138
Tactile Systems Technology, Inc.(b)	88,377	4,491,319
Varex Imaging Corp.(b)	178,364	4,089,887
Zynex, Inc.(b)(c)	88,520	1,285,310

		137,264,363

Health Care Providers & Services-31.83%
Addus HomeCare Corp.(b)	68,332	7,350,473
AMN Healthcare Services, Inc.(b)	213,996	15,593,888
Community Health Systems, Inc.(b)	511,624	4,379,501
CorVel Corp.(b)	41,523	4,214,584
Covetrus, Inc.(b)	450,941	16,756,968
Cross Country Healthcare, Inc.(b)	158,952	1,765,957
Ensign Group, Inc. (The)	231,999	19,028,558
Fulgent Genetics, Inc.(b)(c)	59,634	6,038,539
Hanger, Inc.(b)	173,400	3,811,332
Magellan Health, Inc.(b)	103,696	9,676,911
MEDNAX, Inc.(b)	389,481	9,515,021
ModivCare, Inc.(b)	56,148	7,201,542
Owens & Minor, Inc.	334,488	11,375,937
Pennant Group, Inc. (The)(b)	115,441	6,092,976
R1 RCM, Inc.(b)	530,826	14,672,031
RadNet, Inc.(b)	195,008	3,595,947
Select Medical Holdings Corp.(b)	490,549	15,525,876

	Shares	Value
Health Care Providers & Services-(continued)
Tivity Health, Inc.(b)	170,332	$4,053,902
US Physical Therapy, Inc.	58,469	6,854,906

		167,504,849

Health Care Technology-13.01%
Allscripts Healthcare Solutions, Inc.(b)	718,836	11,091,639
Computer Programs & Systems, Inc.	57,448	1,806,740
HealthStream, Inc.(b)	115,305	2,686,607
HMS Holdings Corp.(b)	402,922	14,821,486
NextGen Healthcare, Inc.(b)	252,026	4,712,886
Omnicell, Inc.(b)	192,501	24,428,377
Simulations Plus, Inc.	68,927	4,943,444
Tabula Rasa HealthCare, Inc.(b)(c)	98,650	4,000,257

		68,491,436

Life Sciences Tools & Services-6.11%
Luminex Corp.	196,876	6,402,408
NeoGenomics, Inc.(b)	505,189	25,749,483

		32,151,891

Pharmaceuticals-12.32%
Amphastar Pharmaceuticals, Inc.(b)	166,434	2,917,588
ANI Pharmaceuticals, Inc.(b)	43,860	1,276,326
Collegium Pharmaceutical, Inc.(b)	156,700	3,696,553
Corcept Therapeutics, Inc.(b)	475,740	11,964,861
Endo International PLC(b)	1,047,855	8,309,490
Innoviva, Inc.(b)	286,029	3,269,311
Lannett Co., Inc.(b)	155,810	944,209
Pacira BioSciences, Inc.(b)	197,675	14,529,113
Phibro Animal Health Corp., Class A	92,306	1,991,040
Prestige Consumer Healthcare, Inc.(b)	227,979	9,509,004
Supernus Pharmaceuticals, Inc.(b)	239,719	6,441,250

		64,848,745

Total Common Stocks & Other Equity Interests (Cost $451,905,894)		526,303,234

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $90,491)	90,491	90,491

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $451,996,385)		526,393,725

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.11%
Invesco Private Government Fund, 0.01%(d)(e)(f)	4,434,131	4,434,131

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap Health Care ETF (PSCH)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	6,648,537	$6,651,196

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,085,327)		11,085,327

TOTAL INVESTMENTS IN SECURITIES-102.13% (Cost $463,081,712)		537,479,052
OTHER ASSETS LESS LIABILITIES-(2.13)%		(11,183,953)

NET ASSETS-100.00%		$526,295,099

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$2,578,827	$(2,488,336)	$-	$-	$90,491	$8

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	14,338,219	33,026,319	(42,930,407)	-	-	4,434,131	975	*

Invesco Private Prime Fund	4,779,495	34,322,309	(32,451,552)	-	944	6,651,196	3,498	*

Total	$19,117,714	$69,927,455	$(77,870,295)	$-	$944	$11,175,818	$4,481

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2021

Health Care Providers & Services	31.83

Health Care Equipment & Supplies	26.08

Health Care Technology	13.01

Pharmaceuticals	12.32

Biotechnology	10.65

Life Sciences Tools & Services	6.11

Money Market Funds Plus Other Assets Less Liabilities	(0.00)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap Industrials ETF (PSCI)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Aerospace & Defense-8.43%
AAR Corp.	13,513	$537,547
Aerojet Rocketdyne Holdings, Inc.(b)(c)	29,268	1,500,570
AeroVironment, Inc.(b)	8,933	983,345
Cubic Corp.	12,839	891,668
Kaman Corp.	11,271	548,447
Moog, Inc., Class A	11,954	928,348
National Presto Industries, Inc.	2,115	216,428
Park Aerospace Corp.	7,635	106,050
Triumph Group, Inc.	21,221	309,190

		6,021,593

Air Freight & Logistics-3.69%
Atlas Air Worldwide Holdings, Inc.(b)	10,645	586,859
Echo Global Logistics, Inc.(b)	10,835	301,863
Forward Air Corp.	11,202	960,795
Hub Group, Inc., Class A(b)	13,641	785,449

		2,634,966

Airlines-4.20%
Allegiant Travel Co.	5,340	1,346,694
Hawaiian Holdings, Inc.	18,734	502,446
SkyWest, Inc.	20,418	1,150,963

		3,000,103

Building Products-11.15%
AAON, Inc.	16,593	1,279,320
American Woodmark Corp.(b)	6,921	646,491
Apogee Enterprises, Inc.	10,745	401,863
Gibraltar Industries, Inc.(b)	13,245	1,156,951
Griffon Corp.	18,286	449,836
Insteel Industries, Inc.	7,862	242,779
PGT Innovations, Inc.(b)	24,011	566,419
Quanex Building Products Corp.	13,359	325,024
Resideo Technologies, Inc.(b)	57,214	1,374,280
UFP Industries, Inc.	24,919	1,520,059

		7,963,022

Commercial Services & Supplies-11.49%
ABM Industries, Inc.	27,158	1,172,682
Brady Corp., Class A	19,742	1,034,678
CoreCivic, Inc.	48,719	349,802
Deluxe Corp.	17,060	674,382
Harsco Corp.(b)	32,138	525,778
HNI Corp.	17,396	619,124
Interface, Inc.	23,893	296,751
Matthews International Corp., Class A	12,947	462,208
Pitney Bowes, Inc.	70,496	597,806
Team, Inc.(b)	12,473	138,325
UniFirst Corp.	6,203	1,502,925
US Ecology, Inc.(b)	12,832	490,311
Viad Corp.	8,319	348,067

		8,212,839

Construction & Engineering-4.98%
Aegion Corp.(b)	12,533	323,978
Arcosa, Inc.	19,657	1,115,142
Comfort Systems USA, Inc.	14,821	918,013
Granite Construction, Inc.	19,035	654,423

	Shares	Value
Construction & Engineering-(continued)
Matrix Service Co.(b)	10,780	$146,285
MYR Group, Inc.(b)	6,812	401,567

		3,559,408

Electrical Equipment-2.87%
AZZ, Inc.	10,620	542,576
Encore Wire Corp.	8,402	550,583
Powell Industries, Inc.	3,595	111,912
Vicor Corp.(b)	8,600	847,014

		2,052,085

Industrial Conglomerates-0.80%
Raven Industries, Inc.	14,602	572,398

Machinery-32.61%
Alamo Group, Inc.	4,015	612,809
Albany International Corp., Class A	12,502	988,283
Astec Industries, Inc.	9,207	625,339
Barnes Group, Inc.	18,964	992,765
Chart Industries, Inc.(b)	14,376	2,057,062
CIRCOR International, Inc.(b)	8,144	290,008
Enerpac Tool Group Corp.	24,364	601,791
EnPro Industries, Inc.	8,364	671,964
ESCO Technologies, Inc.	10,604	1,120,525
Federal Signal Corp.	24,647	897,397
Franklin Electric Co., Inc.	15,616	1,172,137
Greenbrier Cos., Inc. (The)	13,367	628,917
Hillenbrand, Inc.	30,453	1,414,846
John Bean Technologies Corp.	12,922	1,906,900
Lindsay Corp.	4,424	708,946
Lydall, Inc.(b)	6,861	238,969
Meritor, Inc.(b)	29,448	894,336
Mueller Industries, Inc.	23,246	944,717
Proto Labs, Inc.(b)	10,895	1,587,184
SPX Corp.(b)	18,237	1,013,795
SPX FLOW, Inc.(b)	17,191	1,058,278
Standex International Corp.	5,042	494,418
Tennant Co.	7,523	573,253
Titan International, Inc.	20,495	169,494
Wabash National Corp.	21,564	357,531
Watts Water Technologies, Inc., Class A	11,173	1,274,728

		23,296,392

Marine-2.16%
Matson, Inc.	17,543	1,215,204
SEACOR Holdings, Inc.(b)	7,799	331,535

		1,546,739

Professional Services-7.67%
Exponent, Inc.	21,026	2,028,378
Forrester Research, Inc.(b)	4,479	202,361
Heidrick & Struggles International, Inc.	7,885	282,993
Kelly Services, Inc., Class A	13,585	282,840
Korn Ferry	22,054	1,357,424
ManTech International Corp., Class A	11,068	865,075
Resources Connection, Inc.	12,415	158,415
TrueBlue, Inc.(b)	14,447	300,931

		5,478,417

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap Industrials ETF (PSCI)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Road & Rail-4.90%
ArcBest Corp.	10,346	$610,311
Heartland Express, Inc.	20,072	365,310
Marten Transport Ltd.	23,906	386,799
Saia, Inc.(b)	10,651	2,135,845

		3,498,265

Trading Companies & Distributors-5.00%
Applied Industrial Technologies, Inc.	15,784	1,347,480
Boise Cascade Co.	15,965	797,292
DXP Enterprises, Inc.(b)	6,665	200,217
GMS, Inc.(b)	17,381	636,145
NOW, Inc.(b)	44,544	473,503
Veritiv Corp.(b)	5,048	120,041

		3,574,678

Total Common Stocks & Other Equity Interests (Cost $57,472,998)		71,410,905

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $10,903)	10,903	10,903

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $57,483,901)		71,421,808

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.10%
Invesco Private Government Fund, 0.01%(d)(e)(f)	601,390	$601,390
Invesco Private Prime Fund, 0.11%(d)(e)(f)	901,724	902,084

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,503,474)		1,503,474

TOTAL INVESTMENTS IN SECURITIES-102.07% (Cost $58,987,375)		72,925,282
OTHER ASSETS LESS LIABILITIES-(2.07)%		(1,478,207)

NET ASSETS-100.00%		$71,447,075

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$277,661	$(266,758)	$-	$-	$10,903	$1

Invesco Premier U.S. Government Money Portfolio, Institutional Class	17,286	64,588	(81,874)	-	-	-	-

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	2,481,174	(1,879,784)	-	-	601,390	5	*

Invesco Private Prime Fund	-	3,188,245	(2,286,161)	-	-	902,084	32	*

Total	$17,286	$6,011,668	$(4,514,577)	$-	$-	$1,514,377	$38

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P SmallCap Industrials ETF (PSCI)—(continued)

February 28, 2021

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Machinery	32.61

Commercial Services & Supplies	11.49

Building Products	11.15

Aerospace & Defense	8.43

Professional Services	7.67

Trading Companies & Distributors	5.00

Construction & Engineering	4.98

Road & Rail	4.90

Airlines	4.20

Air Freight & Logistics	3.69

Industry Types Each Less Than 3%	5.83

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P SmallCap Information Technology ETF (PSCT)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.06%
Communications Equipment-8.05%
ADTRAN, Inc.	162,974	$2,744,482
Applied Optoelectronics, Inc.(b)(c)	71,836	669,871
CalAmp Corp.(b)	119,013	1,329,375
Comtech Telecommunications Corp.	84,998	2,284,746
Digi International, Inc.(b)	99,380	2,321,517
Extreme Networks, Inc.(b)	418,052	3,833,537
Harmonic, Inc.(b)	332,190	2,572,811
NETGEAR, Inc.(b)	102,912	4,116,480
Plantronics, Inc.	127,561	5,164,945
Viavi Solutions, Inc.(b)	779,441	12,615,253

		37,653,017

Electronic Equipment, Instruments & Components-26.81%
Arlo Technologies, Inc.(b)	268,601	1,869,463
Badger Meter, Inc.	99,139	10,765,504
Bel Fuse, Inc., Class B	34,709	616,085
Benchmark Electronics, Inc.	123,956	3,520,350
CTS Corp.	109,665	3,527,923
Daktronics, Inc.	125,306	677,905
ePlus, Inc.(b)	45,901	4,340,399
Fabrinet (Thailand)(b)	125,760	11,108,381
FARO Technologies, Inc.(b)	60,610	5,664,611
Insight Enterprises, Inc.(b)	119,520	9,990,677
Itron, Inc.(b)	137,460	16,115,810
Knowles Corp.(b)	311,551	6,477,145
Methode Electronics, Inc.	127,545	4,965,327
MTS Systems Corp.	65,514	3,823,397
OSI Systems, Inc.(b)	56,643	5,359,561
PC Connection, Inc.	37,360	1,718,934
Plexus Corp.(b)	98,192	8,246,164
Rogers Corp.(b)	63,582	11,538,861
Sanmina Corp.(b)	221,613	7,893,855
ScanSource, Inc.(b)	86,202	2,451,585
TTM Technologies, Inc.(b)	337,362	4,763,551

		125,435,488

IT Services-12.32%
Cardtronics PLC, Class A(b)	120,931	4,661,890
CSG Systems International, Inc.	111,963	5,167,093
EVERTEC, Inc. (Puerto Rico)	203,290	7,907,981
ExlService Holdings, Inc.(b)	115,139	9,743,062
NIC, Inc.	228,379	7,927,035
Perficient, Inc.(b)	112,176	6,247,081
Sykes Enterprises, Inc.(b)	134,462	5,494,117
TTEC Holdings, Inc.	61,942	5,211,800
Unisys Corp.(b)	214,230	5,259,347

		57,619,406

Professional Services-0.00%
ManTech International Corp., Class A	1	78

Semiconductors & Semiconductor Equipment-27.63%
Advanced Energy Industries, Inc.	130,262	13,605,866
Axcelis Technologies, Inc.(b)	113,836	4,197,133
CEVA, Inc.(b)	75,614	4,629,845
Cohu, Inc.	142,619	6,196,796
Diodes, Inc.(b)	143,516	11,268,876
DSP Group, Inc.(b)	74,579	1,161,195
FormFactor, Inc.(b)	263,447	11,952,590

	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Ichor Holdings Ltd.(b)	78,715	$3,365,853
Kulicke & Soffa Industries, Inc. (Singapore)	211,209	10,530,881
MaxLinear, Inc.(b)	229,886	9,142,566
Onto Innovation, Inc.(b)	166,273	10,385,412
PDF Solutions, Inc.(b)	99,588	1,828,436
Photronics, Inc.(b)	223,013	2,656,085
Power Integrations, Inc.	203,668	17,998,141
Rambus, Inc.(b)	388,124	8,142,842
SMART Global Holdings, Inc.(b)	47,302	2,208,530
Ultra Clean Holdings, Inc.(b)	137,636	6,383,558
Veeco Instruments, Inc.(b)	168,603	3,624,964

		129,279,569

Software-21.19%
8x8, Inc.(b)	361,921	12,381,318
Agilysys, Inc.(b)	68,952	4,108,850
Alarm.com Holdings, Inc.(b)	152,111	13,367,515
Bottomline Technologies (DE), Inc.(b)	133,270	5,981,158
Ebix, Inc.	79,972	1,949,717
LivePerson, Inc.(b)	211,707	13,892,213
MicroStrategy, Inc., Class A(b)	24,679	18,519,368
OneSpan, Inc.(b)	115,996	2,709,667
Progress Software Corp.	153,276	6,520,361
SPS Commerce, Inc.(b)	120,195	12,107,242
Xperi Holding Corp.	359,241	7,579,985

		99,117,394

Technology Hardware, Storage & Peripherals-4.06%
3D Systems Corp.(b)(c)	422,442	15,140,322
Diebold Nixdorf, Inc.(b)	263,987	3,833,091

		18,973,413

Total Common Stocks & Other Equity Interests (Cost $340,283,827)		468,078,365

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $5,388)	5,388	5,388

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $340,289,215)		468,083,753

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.55%
Invesco Private Government Fund, 0.01%(d)(e)(f)	4,779,040	4,779,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P SmallCap Information Technology ETF (PSCT)—(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	7,165,694	$7,168,560

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,947,600)		11,947,600

TOTAL INVESTMENTS IN SECURITIES-102.61% (Cost $352,236,815)		480,031,353
OTHER ASSETS LESS LIABILITIES-(2.61)%		(12,210,391)

NET ASSETS-100.00%.		$467,820,962

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$4,991,113	$(4,985,725)	$-	$-	$5,388	$21

Invesco Premier U.S. Government Money Portfolio, Institutional Class	13,058	82,479	(95,537)	-	-	-	-

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	2,815,934	34,109,379	(32,146,273)	-	-	4,779,040	288	*

Invesco Private Prime Fund	938,669	45,574,282	(39,344,574)	-	183	7,168,560	1,889	*

Total	$3,767,661	$84,757,253	$(76,572,109)	$-	$183	$11,952,988	$2,198

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P SmallCap Information Technology ETF (PSCT)—(continued)

February 28, 2021

(Unaudited

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Semiconductors & Semiconductor Equipment	27.63

Electronic Equipment, Instruments & Components	26.81

Software	21.19

IT Services	12.32

Communications Equipment	8.05

Technology Hardware, Storage & Peripherals	4.06

Professional Services	0.00

Money Market Funds Plus Other Assets Less Liabilities	(0.06)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P SmallCap Materials ETF (PSCM)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-101.00%
Chemicals-60.60%
AdvanSix, Inc.(b)	12,616	$350,725
American Vanguard Corp.	11,996	234,162
Balchem Corp.	14,443	1,723,916
Ferro Corp.(b)	37,038	587,793
FutureFuel Corp.	11,616	170,523
GCP Applied Technologies, Inc.(b)	21,702	537,993
H.B. Fuller Co.	23,098	1,295,105
Hawkins, Inc.	4,275	267,615
Innospec, Inc.	11,063	1,111,278
Koppers Holdings, Inc.(b)	9,481	316,760
Kraton Corp.(b)	14,345	533,491
Livent Corp.(b)(c)	59,625	1,110,217
Quaker Chemical Corp.	5,891	1,663,501
Rayonier Advanced Materials, Inc.(b)	28,511	263,727
Stepan Co.	9,527	1,149,814
Tredegar Corp.	11,609	176,921
Trinseo S.A.	17,243	1,115,794

		12,609,335

Construction Materials-1.76%
US Concrete, Inc.(b)	7,130	366,910

Containers & Packaging-1.72%
Myers Industries, Inc.	16,124	356,985

Metals & Mining-27.63%
Allegheny Technologies, Inc.(b)	57,078	1,122,154
Arconic Corp.(b)	43,369	950,648
Carpenter Technology Corp.	21,612	878,744
Century Aluminum Co.(b)	22,555	309,680
Cleveland-Cliffs, Inc.	453
Haynes International, Inc.	5,681	158,670
Kaiser Aluminum Corp.	7,117	812,050
Materion Corp.	9,149	626,524
Olympic Steel, Inc.	4,087	72,912
SunCoke Energy, Inc.	37,253	238,047
TimkenSteel Corp.(b)	17,071	137,934
Warrior Met Coal, Inc.	23,038	441,638

		5,749,054

	Shares	Value
Paper & Forest Products-9.29%
Clearwater Paper Corp.(b)	7,459	$261,140
Glatfelter Corp	19,969	320,502
Mercer International, Inc. (Germany)	17,788	273,401
Neenah, Inc.	7,562	418,330
Schweitzer-Mauduit International, Inc., Class A	14,098	658,377

		1,931,750

Total Common Stocks & Other Equity Interests (Cost $19,473,722)		21,014,034

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $134)	134	134

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.00% (Cost $19,473,856)		21,014,168

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.77%
Invesco Private Government Fund, 0.01%(d)(e)(f)	397,028	397,028
Invesco Private Prime Fund, 0.11%(d)(e)(f)	595,304	595,542

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $992,570)		992,570

TOTAL INVESTMENTS IN SECURITIES-105.77% (Cost $20,466,426)		22,006,738
OTHER ASSETS LESS LIABILITIES-(5.77)%		(1,200,681)

NET ASSETS-100.00%		$20,806,057

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ -	$237,925	$(237,791)	$-	$ -	$ 134	$ 1

Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	49,379	(49,379)	-	-	-	-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P SmallCap Materials ETF (PSCW)–(continued)

February 28, 2021

(Unaudited)

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$463,942	$3,936,956	$(4,003,870)	$-	$-	$397,028	$56	*

Invesco Private Prime Fund	154,653	4,288,635	(3,847,857)	-	111	595,542	238	*

Total	$618,595	$8,512,895	$(8,138,897)	$-	$111	$992,704	$295

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Chemicals	60.60

Metals & Mining	27.63

Paper & Forest Products	9.29

Industry Types Each Less Than 3%	3.48

Money Market Funds Plus Other Assets Less Liabilities	(1.00)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-98.30%
Diversified Telecommunication Services-19.49%
ATN International, Inc.	10,112	$492,253
Cincinnati Bell, Inc.(b)	46,509	710,658
Cogent Communications Holdings, Inc.	19,122	1,144,452
Consolidated Communications Holdings, Inc.(b)	67,327	354,140
Vonage Holdings Corp.(b)	165,120	2,182,886

		4,884,389

Entertainment-7.75%
Glu Mobile, Inc.(b)	122,114	1,523,983
Marcus Corp. (The)(c)	21,324	418,803

		1,942,786

Gas Utilities-13.46%
Chesapeake Utilities Corp.	10,614	1,122,218
Northwest Natural Holding Co.	22,880	1,098,011
South Jersey Industries, Inc.	45,889	1,152,273

		3,372,502

Interactive Media & Services-4.26%
QuinStreet, Inc.(b)	44,683	1,067,477

Media-25.10%
AMC Networks, Inc., Class A(b)(c)	27,316	1,791,656
E.W. Scripps Co. (The), Class A	52,440	986,921
Gannett Co., Inc.(b)	120,351	595,738
Meredith Corp.	37,143	920,404
Scholastic Corp.	27,488	791,654
TechTarget, Inc.(b)	14,403	1,204,523

		6,290,896

Multi-Utilities-7.80%
Avista Corp.	48,616	1,954,849

	Shares	Value
Water Utilities-15.33%
American States Water Co.	26,092	$1,906,020
California Water Service Group	35,247	1,936,823

		3,842,843

Wireless Telecommunication Services-5.11%
Shenandoah Telecommunications Co.	24,970	1,107,419
Spok Holdings, Inc.	16,236	174,050

		1,281,469

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.30% (Cost $23,605,368)		24,637,211

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.69%
Invesco Private Government Fund, 0.01%(d)(e)(f)	470,110	470,110
Invesco Private Prime Fund, 0.11%(d)(e)(f)	704,882	705,164

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,175,274)		1,175,274

TOTAL INVESTMENTS IN SECURITIES-102.99% (Cost $24,780,642)		25,812,485
OTHER ASSETS LESS LIABILITIES-(2.99)%		(750,014)

NET ASSETS-100.00%		$25,062,471

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ -	$326,336	$(326,336)	$-	$ -	$ -	$ 1

Invesco Premier U.S. Government Money Portfolio, Institutional Class	11,301	78,004	(89,305)	-	-	-	1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)— (continued)

February 28, 2021

(Unaudited)

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$557,235	$2,454,901	$(2,542,026)	$-	$-	$470,110	$18	*

Invesco Private Prime Fund	185,746	2,933,806	(2,414,443)	-	55	705,164	185	*

Total	$754,282	$5,793,047	$(5,372,110)	$-	$55	$1,175,274	$205

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Media	25.10

Diversified Telecommunication Services	19.49

Water Utilities	15.33

Gas Utilities	13.46

Multi-Utilities	7.80

Entertainment	7.75

Wireless Telecommunication Services	5.11

Interactive Media & Services	4.26

Money Market Funds Plus Other Assets Less Liabilities	1.70

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

(This Page Intentionally Left Blank)

29

Statements of Assets and Liabilities

February 28, 2021

(Unaudited)

	Invesco DWA SmallCap Momentum ETF (DWAS)	Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	Invesco S&P SmallCap Consumer Staples ETF (PSCC)	Invesco S&P SmallCap Energy ETF (PSCE)

Assets:
Unaffiliated investments in securities, at value(a)	$546,666,300	$55,063,626	$38,387,163	$81,238,511
Affiliated investments in securities, at value(a)	26,649,287	3,896,877	3,080,996	270,439
Receivable for:
Dividends	24,856	4,599	23,833	38,163
Securities lending	62,663	3,327	2,145	587
Investments sold	-	-	-	-
Investments sold - affiliated broker	-	-	-	371,224
Fund shares sold	2,574,810	9,182,168	-	5,479,579

Total assets	575,977,916	68,150,597	41,494,137	87,398,503

Liabilities:
Due to custodian	93,002	-	-	-
Payable for:
Investments purchased	2,576,058	9,177,856	-	5,361,050
Investments purchased - affiliated broker	-		-	551,776
Collateral upon return of securities loaned	26,649,287	3,870,841	3,072,005	220,475
Fund shares repurchased	-		-	-
Accrued unitary management fees	250,042	8,903	8,506	12,199

Total liabilities	29,568,389	13,057,600	3,080,511	6,145,500

Net Assets	$546,409,527	$55,092,997	$38,413,626	$81,253,003

Net assets consist of:
Shares of beneficial interest	$668,115,173	$54,588,532	$45,852,178	$137,449,855
Distributable earnings (loss)	(121,705,646)	504,465	(7,438,552)	(56,196,852)

Net Assets	$546,409,527	$55,092,997	$38,413,626	$81,253,003

Shares outstanding (unlimited amount authorized, $0.01 par value)	6,350,000	540,000	390,000	12,840,000
Net asset value	$86.05	$102.02	$98.50	$6.33

Market price	$86.01	$102.10	$98.90	$6.33

Unaffiliated investments in securities, at cost	$437,091,438	$47,163,981	$34,971,649	$68,404,844

Affiliated investments in securities, at cost	$26,649,287	$3,896,877	$3,080,996	$270,439

(a) Includes securities on loan with an aggregate value of:	$25,564,023	$3,697,652	$2,934,899	$222,066

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P SmallCap Financials ETF (PSCF)	Invesco S&P SmallCap Health Care ETF (PSCH)	Invesco S&P SmallCap Industrials ETF (PSCI)	Invesco S&P SmallCap Information Technology ETF (PSCT)	Invesco S&P SmallCap Materials ETF (PSCM)	Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

$36,989,665	$526,303,234	$71,410,905	$468,078,365	$21,014,034	$24,637,211
1,942,309	11,175,818	1,514,377	11,952,988	992,704	1,175,274

30,301	3,544	50,451	106,777	12,004	31,770
389	18,208	67	1,745	109	269
375,050	-	-	7,176,651	2,843,112	-
-	-	833,416	-	-	418,329
-	-	1,786,182	9,938,974	3,310,627	-

39,337,714	537,500,804	75,595,398	497,255,500	28,172,590	26,262,853

-	-	-	-	-	19,704
413,989	-	1,786,239	9,938,530	3,309,863	-
-	-	843,573	502,874	-	-
1,820,415	11,085,327	1,503,474	11,947,600	992,570	1,175,274
-	-	-	6,940,964	3,059,719	-
7,752	120,378	15,037	104,570	4,381	5,404

2,242,156	11,205,705	4,148,323	29,434,538	7,366,533	1,200,382

$37,095,558	$526,295,099	$71,447,075	$467,820,962	$20,806,057	$25,062,471

$41,805,064	$511,992,927	$64,379,402	$347,668,997	$23,174,971	$30,347,825
(4,709,506)	14,302,172	7,067,673	120,151,965	(2,368,914)	(5,285,354)

$37,095,558	$526,295,099	$71,447,075	$467,820,962	$20,806,057	$25,062,471

680,000	2,850,000	800,000	3,370,000	340,000	410,000
$54.55	$184.66	$89.31	$138.82	$61.19	$61.13

$54.57	$185.53	$89.41	$138.78	$61.25	$61.12

$35,501,634	$451,905,894	$57,472,998	$340,283,827	$19,473,722	$23,605,368

$2,208,239	$11,175,818	$1,514,377	$11,952,988	$992,704	$1,175,274

$1,793,198	$10,446,667	$1,464,066	$11,521,956	$962,132	$1,326,402

31

Statements of Operations

For the six months ended February 28, 2021

(Unaudited)

	Invesco DWA SmallCap Momentum ETF (DWAS)	Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	Invesco S&P SmallCap Consumer Staples ETF (PSCC)	Invesco S&P SmallCap Energy ETF (PSCE)

Investment income:
Unaffiliated dividend income	$531,156	$80,823	$466,455	$100,136
Affiliated dividend income	6	1	2	1
Securities lending income	458,934	24,401	19,373	7,001
Foreign withholding tax	(222)	-	-	(122)

Total investment income	989,874	105,225	485,830	107,016

Expenses:
Unitary management fees	1,028,869	37,329	52,490	38,027
Tax expenses	-	-	-	-

Total expenses	1,028,869	37,329	52,490	38,027

Less: Waivers	(39)	(7)	(13)	(6)

Net expenses	1,028,830	37,322	52,477	38,021

Net investment income (loss)	(38,956)	67,903	433,353	68,995

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(8,279,449)	486,747	(876,377)	(3,027,775)
Affiliated investment securities	1,881	239	275	48
Unaffiliated in-kind redemptions	64,817,122	1,268,321	1,555,464	700,824
Affiliated in-kind redemptions	-	-	-	-

Net realized gain (loss)	56,539,554	1,755,307	679,362	(2,326,903)

Change in net unrealized appreciation of:
Unaffiliated investment securities	64,949,663	10,150,366	7,218,283	20,555,090
Affiliated investment securities	1	-	-	-

Change in net unrealized appreciation	64,949,664	10,150,366	7,218,283	20,555,090

Net realized and unrealized gain	121,489,218	11,905,673	7,897,645	18,228,187

Net increase in net assets resulting from operations	$121,450,262	$11,973,576	$8,330,998	$18,297,182

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P SmallCap Financials ETF (PSCF)	Invesco S&P SmallCap Health Care ETF (PSCH)	Invesco S&P SmallCap Industrials ETF (PSCI)	Invesco S&P SmallCap Information Technology ETF (PSCT)	Invesco S&P SmallCap Materials ETF (PSCM)	Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

$446,701	$156,045	$240,665	$608,514	$98,924	$148,747
3,354	8	1	21	1	2
4,215	45,122	138	7,584	793	2,073
(475)	-	-	(237)	(634)	-

453,795	201,175	240,804	615,882	99,084	150,822

40,489	644,352	80,076	466,461	16,334	30,345
-	-	46	-	-	-

40,489	644,352	80,122	466,461	16,334	30,345

(12)	(48)	(11)	(37)	(5)	(13)

40,477	644,304	80,111	466,424	16,329	30,332

413,318	(443,129)	160,693	149,458	82,755	120,490

(1,261,124)	(14,095,379)	(1,326,821)	5,661,672	(244,835)	(1,865,078)
(11,417)	944	-	183	111	55
(351,132)	27,411,555	763,645	5,380,304	(145,252)	2,070,485
(56,691)	-	-	-	-	-

(1,680,364)	13,317,120	(563,176)	11,042,159	(389,976)	205,462

9,898,129	133,270,514	17,954,380	123,968,946	3,519,000	4,301,484
117,447	-	-	-	-	-

10,015,576	133,270,514	17,954,380	123,968,946	3,519,000	4,301,484

8,335,212	146,587,634	17,391,204	135,011,105	3,129,024	4,506,946

$8,748,530	$146,144,505	$17,551,897	$135,160,563	$3,211,779	$4,627,436

33

Statements of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco DWA SmallCap Momentum ETF (DWAS)		Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020

Operations:
Net investment income (loss)	$(38,956)	$818,935	$67,903	$211,126
Net realized gain (loss)	56,539,554	(896,359)	1,755,307	(2,388,954)
Change in net unrealized appreciation (depreciation)	64,949,664	5,778,306	10,150,366	5,091,787

Net increase (decrease) in net assets resulting from operations	121,450,262	5,700,882	11,973,576	2,913,959

Distributions to Shareholders from:
Distributable earnings	(213,857)	(729,666)	(47,728)	(234,072)

Shareholder Transactions:
Proceeds from shares sold	451,944,455	280,618,408	28,760,718	19,431,251
Value of shares repurchased	(261,144,445)	(315,226,495)	(5,063,566)	(25,590,390)

Net increase (decrease) in net assets resulting from share transactions	190,800,010	(34,608,087)	23,697,152	(6,159,139)

Net increase (decrease) in net assets	312,036,415	(29,636,871)	35,623,000	(3,479,252)

Net assets:
Beginning of period	234,373,112	264,009,983	19,469,997	22,949,249

End of period	$546,409,527	$234,373,112	$55,092,997	$19,469,997

Changes in Shares Outstanding:
Shares sold	6,210,000	5,250,000	310,000	350,000
Shares repurchased	(3,810,000)	(6,250,000)	(70,000)	(450,000)
Shares outstanding, beginning of period	3,950,000	4,950,000	300,000	400,000

Shares outstanding, end of period	6,350,000	3,950,000	540,000	300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P SmallCap Consumer Staples ETF (PSCC)		Invesco S&P SmallCap Energy ETF (PSCE)		Invesco S&P SmallCap Financials ETF (PSCF)
Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020

$433,353	$747,718	$68,995	$171,925	$413,318	$2,207,941
679,362	1,173,733	(2,326,903)	(19,247,097)	(1,680,364)	(2,879,437)
7,218,283	3,019,613	20,555,090	9,081,669	10,015,576	(4,796,372)

8,330,998	4,941,064	18,297,182	(9,993,503)	8,748,530	(5,467,868)

(424,497)	(860,763)	(86,919)	(116,495)	(290,063)	(4,431,775)

2,003,381	25,313,403	49,443,743	12,794,138	7,544,532	11,130,955
(10,678,399)	(36,933,651)	(1,113,658)	(7,494,212)	(5,204,314)	(98,588,944)

(8,675,018)	(11,620,248)	48,330,085	5,299,926	2,340,218	(87,457,989)

(768,517)	(7,539,947)	66,540,348	(4,810,072)	10,798,685	(97,357,632)

39,182,143	46,722,090	14,712,655	19,522,727	26,296,873	123,654,505

$38,413,626	$39,182,143	$81,253,003	$14,712,655	$37,095,558	$26,296,873

20,000	350,000	8,840,000	2,550,000	150,000	200,000
(130,000)	(500,000)	(200,000)	(1,150,000)	(120,000)	(1,900,000)
500,000	650,000	4,200,000	2,800,000	650,000	2,350,000

390,000	500,000	12,840,000	4,200,000	680,000	650,000

35

Statements of Changes in Net Assets—(continued)

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco S&P SmallCap Health Care ETF (PSCH)		Invesco S&P SmallCap Industrials ETF (PSCI)
	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020

Operations:
Net investment income (loss)	$(443,129)	$(791,332)	$160,693	$348,979
Net realized gain (loss)	13,317,120	5,423,048	(563,176)	(3,857,007)
Change in net unrealized appreciation (depreciation)	133,270,514	42,905,790	17,954,380	2,344,318

Net increase (decrease) in net assets resulting from operations	146,144,505	47,537,506	17,551,897	(1,163,710)

Distributions to Shareholders from:
Distributable earnings	-	-	(166,759)	(379,899)

Shareholder Transactions:
Proceeds from shares sold.	64,994,962	166,002,432	15,475,038	16,499,914
Value of shares repurchased	(69,801,796)	(293,724,183)	(7,580,891)	(23,335,122)

Net increase (decrease) in net assets resulting from share transactions	(4,806,834)	(127,721,751)	7,894,147	(6,835,208)

Net increase (decrease) in net assets	141,337,671	(80,184,245)	25,279,285	(8,378,817)

Net assets:
Beginning of period	384,957,428	465,141,673	46,167,790	54,546,607

End of period	$526,295,099	$384,957,428	$71,447,075	$46,167,790

Changes in Shares Outstanding:
Shares sold	450,000	1,350,000	220,000	250,000
Shares repurchased	(500,000)	(2,500,000)	(120,000)	(400,000)
Shares outstanding, beginning of period	2,900,000	4,050,000	700,000	850,000

Shares outstanding, end of period	2,850,000	2,900,000	800,000	700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P SmallCap Information Technology ETF (PSCT)		Invesco S&P SmallCap Materials ETF (PSCM)		Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020

$149,458	$363,354	$82,755	$179,814	$120,490	$613,765
11,042,159	27,252,217	(389,976)	(3,019,236)	205,462	(2,032,926)
123,968,946	(7,922,730)	3,519,000	3,599,599	4,301,484	(662,580)

135,160,563	19,692,841	3,211,779	760,177	4,627,436	(2,081,741)

(135,095)	(419,646)	(88,950)	(202,623)	(152,372)	(832,908)

111,688,982	57,560,906	14,241,739	-	6,795,378	7,655,636
(23,434,863)	(135,701,019)	(4,987,198)	(6,455,764)	(8,192,656)	(33,177,725)

88,254,119	(78,140,113)	9,254,541	(6,455,764)	(1,397,278)	(25,522,089)

223,279,587	(58,866,918)	12,377,370	(5,898,210)	3,077,786	(28,436,738)

244,541,375	303,408,293	8,428,687	14,326,897	21,984,685	50,421,423

$467,820,962	$244,541,375	$20,806,057	$8,428,687	$25,062,471	$21,984,685

900,000	650,000	230,000	-	110,000	150,000
(230,000)	(1,600,000)	(90,000)	(150,000)	(150,000)	(650,000)
2,700,000	3,650,000	200,000	350,000	450,000	950,000

3,370,000	2,700,000	340,000	200,000	410,000	450,000

37

Financial Highlights

Invesco DWA SmallCap Momentum ETF (DWAS)

	Six Months Ended
	February 28,				Ten Months Ended
	2021		Years Ended August 31,		August 31,		Years Ended October 31,
	(Unaudited)		2020	2019	2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$59.33		$53.34	$59.34	$48.11		$35.42	$38.19	$38.24

Net investment income (loss)(a)	(0.01)		0.20	(0.01)	(0.01)		0.14	0.15	0.02
Net realized and unrealized gain (loss) on investments	26.78		5.97	(5.99)	11.34		12.71	(2.81)	(0.04)

Total from investment operations	26.77		6.17	(6.00)	11.33		12.85	(2.66)	(0.02)

Distributions to shareholders from:
Net investment income	(0.05)		(0.18)	-	(0.10)		(0.16)	(0.11)	(0.03)

Net asset value at end of period	$86.05		$59.33	$53.34	$59.34		$48.11	$35.42	$38.19

Market price at end of period(b)	$86.01		$59.39	$53.34	$59.36		$48.16	$35.40	$38.18

Net Asset Value Total Return(c)	45.15%		11.65%	(10.11)%	23.60%		36.38%	(6.97)%	(0.05)%
Market Price Total Return(c)	44.94%		11.77%	(10.14)%	23.51%		36.60%	(7.00)%	(0.08)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$546,410		$234,373	$264,010	$453,972		$228,517	$155,857	$416,316
Ratio to average net assets of:
Expenses	0.60	%(d)	0.60%	0.60%	0.60	%(d)	0.60%	0.60%	0.60%
Net investment income (loss)	(0.02	)%(d)	0.39%	(0.03)%	(0.02	)%(d)	0.34%	0.41%	0.06%
Portfolio turnover rate(e)	82%		185%	159%	100%		131%	169%	141%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights—(continued)

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)

	Six Months Ended
	February 28,					Ten Months Ended
	2021		Years Ended August 31,			August 31,		Years Ended October 31,
	(Unaudited)		2020	2019		2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$64.90		$57.37	$71.32		$55.45		$46.40	$49.35	$47.26

Net investment income(a)	0.21		0.61	0.57		0.56		0.66	0.41	0.50
Net realized and unrealized gain (loss) on investments	37.07		7.57	(13.81)		15.78		9.12	(2.99)	2.10

Total from investment operations	37.28		8.18	(13.24)		16.34		9.78	(2.58)	2.60

Distributions to shareholders from:
Net investment income	(0.16)		(0.65)	(0.71)		(0.47)		(0.73)	(0.37)	(0.51)

Net asset value at end of period	$102.02		$64.90	$57.37		$71.32		$55.45	$46.40	$49.35

Market price at end of period(b)	$102.10		$64.92	$57.36		$71.31		$55.51	$46.41	$49.37

Net Asset Value Total Return(c)	57.54%		14.68%	(18.57)%		29.58%		21.15%	(5.23)%	5.43%
Market Price Total Return(c)	57.61%		14.74%	(18.58)%		29.43%		21.26%	(5.24)%	5.45%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$55,093		$19,470	$22,949		$92,718		$66,543	$74,235	$115,974
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.30	%(e)	0.29	%(d)	0.29%	0.29%	0.29%
Net investment income	0.53	%(d)	1.08%	0.93	%(e)	1.07	%(d)	1.25%	0.86%	0.96%
Portfolio turnover rate(f)	16%		27%	27%		9%		19%	33%	19%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights—(continued)

Invesco S&P SmallCap Consumer Staples ETF (PSCC)

	Six Months Ended
	February 28,					Ten Months Ended
	2021		Years Ended August 31,			August 31,		Years Ended October 31,
	(Unaudited)		2020	2019		2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$78.36		$71.88	$85.41		$72.47		$63.05	$57.26	$53.83

Net investment income(a)	1.01		1.21	1.09		0.56		0.94	0.90	0.61
Net realized and unrealized gain (loss) on investments	20.11		6.60	(13.48)		12.91		9.64	5.75	3.88

Total from investment operations	21.12		7.81	(12.39)		13.47		10.58	6.65	4.49

Distributions to shareholders from:
Net investment income	(0.98)		(1.33)	(1.14)		(0.53)		(1.16)	(0.86)	(0.36)
Net realized gains	-		-	-		-		-	-	(0.70)

Total distributions	(0.98)		(1.33)	(1.14)		(0.53)		(1.16)	(0.86)	(1.06)

Net asset value at end of period	$98.50		$78.36	$71.88		$85.41		$72.47	$63.05	$57.26

Market price at end of period(b)	$98.90		$78.57	$71.66		$85.34		$72.54	$62.99	$57.31

Net Asset Value Total Return(c)	27.23%		10.97%	(14.52)%		18.70%		16.88%	11.79%	8.43%
Market Price Total Return(c)	27.41%		11.60%	(14.71)%		18.49%		17.11%	11.59%	8.54%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$38,414		$39,182	$46,722		$89,681		$54,350	$69,360	$31,494
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.30	%(e)	0.29	%(d)	0.29%	0.29%	0.29%
Net investment income	2.39	%(d)	1.66%	1.41	%(e)	0.89	%(d)	1.38%	1.46%	1.11%
Portfolio turnover rate(f)	22%		40%	59%		42%		62%	68%	39%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights—(continued)

Invesco S&P SmallCap Energy ETF (PSCE)

	Six Months Ended
	February 28,					Ten Months Ended
	2021		Years Ended August 31,			August 31,		Years Ended October 31,
	(Unaudited)		2020	2019		2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$3.50		$6.97	$16.34		$14.26		$16.73	$18.12	$37.85

Net investment income (loss)(a)	0.01		0.05	(0.02)		(0.00	)(b)	(0.01)	0.06	0.14
Net realized and unrealized gain (loss) on investments	2.84		(3.49)	(9.33)		2.09		(2.44)	(1.36)	(19.74)

Total from investment operations	2.85		(3.44)	(9.35)		2.09		(2.45)	(1.30)	(19.60)

Distributions to shareholders from:
Net investment income	(0.02)		(0.03)	(0.02)		(0.01)		(0.01)	(0.09)	(0.13)
Return of capital	-		-	-		-		(0.01)	-	-

Total distributions	(0.02)		(0.03)	(0.02)		(0.01)		(0.02)	(0.09)	(0.13)

Net asset value at end of period	$6.33		$3.50	$6.97		$16.34		$14.26	$16.73	$18.12

Market price at end of period(c)	$6.33		$3.52	$6.98		$16.33		$14.30	$16.75	$18.13

Net Asset Value Total Return(d)	81.80%		(49.31)%	(57.29)%		14.64%		(14.69)%	(7.11)%	(51.89)%
Market Price Total Return(d)	80.76%		(49.09)%	(57.20)%		14.25%		(14.55)%	(7.05)%	(51.85)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$81,253		$14,713	$19,523		$60,475		$48,477	$52,686	$37,149
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.31	%(f)	0.29	%(e)	0.29%	0.29%	0.29%
Net investment income (loss)	0.53	%(e)	1.01%	(0.20	)%(f)	0.04	%(e)	(0.05)%	0.38%	0.57%
Portfolio turnover rate(g)	8%		74%	48%		40%		39%	21%	38%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights—(continued)

Invesco S&P SmallCap Financials ETF (PSCF)

	Six Months Ended
	February 28,					Ten Months Ended
	2021		Years Ended August 31,			August 31,		Years Ended October 31,
	(Unaudited)		2020	2019		2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$40.46		$52.62	$60.04		$54.25		$43.73	$42.41	$40.98

Net investment income(a)	0.67		1.45	1.48		1.05		1.25	1.14	0.98
Net realized and unrealized gain (loss) on investments	13.87		(10.89)	(6.48)		5.63		10.58	1.44	1.32

Total from investment operations	14.54		(9.44)	(5.00)		6.68		11.83	2.58	2.30

Distributions to shareholders from:
Net investment income	(0.45)		(2.23)	(1.85)		(0.89)		(1.09)	(1.18)	(0.87)
Net realized gains	-		(0.49)	(0.57)		-		(0.22)	(0.08)	-

Total distributions	(0.45)		(2.72)	(2.42)		(0.89)		(1.31)	(1.26)	(0.87)

Net asset value at end of period	$54.55		$40.46	$52.62		$60.04		$54.25	$43.73	$42.41

Market price at end of period(b)	$54.57		$40.54	$52.54		$60.09		$54.31	$43.73	$42.45

Net Asset Value Total Return(c)	36.46%		(18.02)%	(8.05)%		12.44%		27.23%	6.29%	5.68%
Market Price Total Return(c)	36.24%		(17.72)%	(8.27)%		12.41%		27.37%	6.19%	5.80%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$37,096		$26,297	$123,655		$267,169		$254,975	$196,797	$182,347
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.30	%(e)	0.29	%(d)	0.29%	0.29%	0.29	%(f)
Net investment income	2.96	%(d)	2.83%	2.73	%(e)	2.26	%(d)	2.44%	2.73%	2.38%
Portfolio turnover rate(g)	12%		31%	16%		17%		21%	16%	16%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights—(continued)

Invesco S&P SmallCap Health Care ETF (PSCH)

	Six Months Ended
	February 28,				Ten Months Ended
	2021		Years Ended August 31,		August 31,		Years Ended October 31,
	(Unaudited)		2020	2019	2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$132.74		$114.85	$144.76	$91.43		$67.03	$66.81	$60.07

Net investment income (loss)(a)	(0.16)		(0.22)	(0.16)	(0.04)		(0.03)	0.00 (b)	(0.01)
Net realized and unrealized gain (loss) on investments	52.08		18.11	(29.74)	53.37		24.45	0.22	8.22

Total from investment operations	51.92		17.89	(29.90)	53.33		24.42	0.22	8.21

Distributions to shareholders from:
Net investment income	-		-	(0.01)	-		(0.02)	-	(0.03)
Net realized gains	-		-	-	-		-	-	(1.44)

Total distributions	-		-	(0.01)	-		(0.02)	-	(1.47)

Net asset value at end of period	$184.66		$132.74	$114.85	$144.76		$91.43	$67.03	$66.81

Market price at end of period(c)	$185.53		$132.83	$114.81	$144.99		$91.58	$67.00	$66.86

Net Asset Value Total Return(d)	39.12%		15.58%	(20.66)%	58.32%		36.44%	0.33%	13.96%
Market Price Total Return(d)	39.67%		15.69%	(20.82)%	58.31%		36.72%	0.21%	14.12%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$526,295		$384,957	$465,142	$1,172,569		$237,717	$167,586	$230,504
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.29%	0.29	%(e)	0.29%	0.29%	0.29%
Net investment income (loss)	(0.20	)%(e)	(0.18)%	(0.13)%	(0.04	)%(e)	(0.04)%	0.01%	(0.02)%
Portfolio turnover rate(f)	15%		19%	36%	20%		19%	23%	22%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights—(continued)

Invesco S&P SmallCap Industrials ETF (PSCI)

	Six Months Ended
	February 28,					Ten Months Ended
	2021		Years Ended August 31,			August 31,		Years Ended October 31,
	(Unaudited)		2020	2019		2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$65.95		$64.17	$75.22		$62.13		$47.51	$45.55	$44.89

Net investment income(a)	0.22		0.47	0.37		0.36		0.53	0.34	0.45
Net realized and unrealized gain (loss) on investments	23.37		1.81	(11.03)		13.07		14.62	1.96	0.68

Total from investment operations	23.59		2.28	(10.66)		13.43		15.15	2.30	1.13

Distributions to shareholders from:
Net investment income	(0.23)		(0.50)	(0.39)		(0.34)		(0.53)	(0.34)	(0.47)

Net asset value at end of period	$89.31		$65.95	$64.17		$75.22		$62.13	$47.51	$45.55

Market price at end of period(b)	$89.41		$66.05	$64.21		$75.25		$62.21	$47.42	$45.57

Net Asset Value Total Return(c)	35.87%		3.68%	(14.16)%		21.69%		32.00%	5.10%	2.51%
Market Price Total Return(c)	35.81%		3.76%	(14.14)%		21.59%		32.42%	4.86%	2.69%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$71,447		$46,168	$54,547		$154,205		$99,414	$57,007	$70,608
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.30	%(e)	0.29	%(d)	0.29%	0.29%	0.29%
Net investment income	0.58	%(d)	0.74%	0.58	%(e)	0.66	%(d)	0.94%	0.75%	0.98%
Portfolio turnover rate(f)	8%		10%	9%		2%		7%	16%	11%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Financial Highlights—(continued)

Invesco S&P SmallCap Information Technology ETF (PSCT)

	Six Months Ended
	February 28,				Ten Months Ended
	2021		Years Ended August 31,		August 31,		Years Ended October 31,
	(Unaudited)		2020	2019	2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$90.57		$83.13	$89.80	$81.13		$61.26	$51.70	$48.02

Net investment income(a)	0.05		0.11	0.25	0.27		0.19	0.10	0.08
Net realized and unrealized gain (loss) on investments	48.25		7.46	(6.62)	8.69		19.83	9.58	3.64

Total from investment operations	48.30		7.57	(6.37)	8.96		20.02	9.68	3.72

Distributions to shareholders from:
Net investment income	(0.05)		(0.13)	(0.30)	(0.29)		(0.15)	(0.12)	(0.04)

Net asset value at end of period	$138.82		$90.57	$83.13	$89.80		$81.13	$61.26	$51.70

Market price at end of period(b)	$138.78		$90.67	$83.05	$89.71		$81.23	$61.28	$51.77

Net Asset Value Total Return(c)	53.35%		9.12%	(7.08)%	11.09%		32.71%	18.75%	7.75%
Market Price Total Return(c)	53.14%		9.35%	(7.08)%	10.85%		32.84%	18.63%	7.92%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$467,821		$244,541	$303,408	$475,958		$575,996	$508,447	$390,315
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.29	%(d)	0.29%	0.29%	0.29%
Net investment income	0.09	%(d)	0.13%	0.32%	0.40	%(d)	0.26%	0.18%	0.16%
Portfolio turnover rate(e)	7%		19%	11%	15%		16%	15%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Financial Highlights—(continued)

Invesco S&P SmallCap Materials ETF (PSCM)

	Six Months Ended
	February 28,					Ten Months Ended
	2021		Years Ended August 31,			August 31,		Years Ended October 31,
	(Unaudited)		2020	2019		2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$42.14		$40.93	$55.57		$50.96		$38.70	$34.36	$43.97

Net investment income(a)	0.38		0.66	0.44		0.40		0.41	0.35	0.35
Net realized and unrealized gain (loss) on investments	19.17		1.27	(14.56)		4.54		12.19	4.36	(9.50)

Total from investment operations	19.55		1.93	(14.12)		4.94		12.60	4.71	(9.15)

Distributions to shareholders from:
Net investment income	(0.50)		(0.72)	(0.52)		(0.33)		(0.34)	(0.37)	(0.46)

Net asset value at end of period	$61.19		$42.14	$40.93		$55.57		$50.96	$38.70	$34.36

Market price at end of period(b)	$61.25		$41.99	$40.91		$55.57		$51.00	$38.77	$34.37

Net Asset Value Total Return(c)	46.64%		4.91%	(25.50)%		9.73%		32.62%	13.89%	(20.94)%
Market Price Total Return(c)	47.32%		4.59%	(25.54)%		9.65%		32.48%	14.07%	(20.88)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$20,806		$8,429	$14,327		$30,566		$48,411	$17,414	$10,309
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.32	%(e)	0.29	%(d)	0.29%	0.29%	0.29%
Net investment income	1.47	%(d)	1.58%	0.93	%(e)	0.91	%(d)	0.87%	1.01%	0.87%
Portfolio turnover rate(f)	7%		25%	24%		9%		21%	16%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.03%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights—(continued)

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

	Six Months Ended
	February 28,					Ten Months Ended
	2021		Years Ended August 31,			August 31,		Years Ended October 31,
	(Unaudited)		2020	2019		2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$48.85		$53.08	$55.80		$55.67		$45.61	$41.99	$38.34

Net investment income(a)	0.29		0.91	1.22		1.14		0.87	1.06	1.02
Net realized and unrealized gain (loss) on investments	12.36		(4.03)	(2.70)		0.23		11.81	3.67	3.96

Total from investment operations	12.65		(3.12)	(1.48)		1.37		12.68	4.73	4.98

Distributions to shareholders from:
Net investment income	(0.37)		(1.11)	(1.24)		(1.24)		(0.86)	(1.11)	(1.33)
Net realized gains	-		-	-		-		(1.76)	-	-

Total distributions	(0.37)		(1.11)	(1.24)		(1.24)		(2.62)	(1.11)	(1.33)

Net asset value at end of period	$61.13		$48.85	$53.08		$55.80		$55.67	$45.61	$41.99

Market price at end of period(b)	$61.12		$48.91	$53.01		$55.82		$55.70	$45.57	$42.01

Net Asset Value Total Return(c)	26.10%		(5.94)%	(2.58)%		2.55%		28.66%	11.38%	13.43%
Market Price Total Return(c)	25.93%		(5.70)%	(2.74)%		2.54%		28.83%	11.23%	13.52%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$25,062		$21,985	$50,421		$61,381		$52,887	$47,895	$39,887
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.30	%(e)	0.29	%(d)	0.29%	0.29%	0.29%
Net investment income	1.15	%(d)	1.78%	2.27	%(e)	2.58	%(d)	1.73%	2.35%	2.63%
Portfolio turnover rate(f)	31%		64%	66%		48%		48%	69%	18%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2021

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco DWA SmallCap Momentum ETF (DWAS)	“DWA SmallCap Momentum ETF”

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	“S&P SmallCap Consumer Discretionary ETF”

Invesco S&P SmallCap Consumer Staples ETF (PSCC)	“S&P SmallCap Consumer Staples ETF”

Invesco S&P SmallCap Energy ETF (PSCE)	“S&P SmallCap Energy ETF”

Invesco S&P SmallCap Financials ETF (PSCF)	“S&P SmallCap Financials ETF”

Invesco S&P SmallCap Health Care ETF (PSCH)	“S&P SmallCap Health Care ETF”

Invesco S&P SmallCap Industrials ETF (PSCI)	“S&P SmallCap Industrials ETF”

Invesco S&P SmallCap Information Technology ETF (PSCT)	“S&P SmallCap Information Technology ETF”

Invesco S&P SmallCap Materials ETF (PSCM)	“S&P SmallCap Materials ETF”

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)	“S&P SmallCap Utilities & Communication Services ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

DWA SmallCap Momentum ETF	Dorsey Wright® SmallCap Technical Leaders Index

S&P SmallCap Consumer Discretionary ETF	S&P SmallCap 600® Capped Consumer Discretionary Index

S&P SmallCap Consumer Staples ETF	S&P SmallCap 600® Capped Consumer Staples Index

S&P SmallCap Energy ETF	S&P SmallCap 600® Capped Energy Index

S&P SmallCap Financials ETF	S&P SmallCap 600® Capped Financials & Real Estate Index

S&P SmallCap Health Care ETF	S&P SmallCap 600® Capped Health Care Index

S&P SmallCap Industrials ETF	S&P SmallCap 600® Capped Industrials Index

S&P SmallCap Information Technology ETF	S&P SmallCap 600® Capped Information Technology Index

S&P SmallCap Materials ETF	S&P SmallCap 600® Capped Materials Index

S&P SmallCap Utilities & Communication Services ETF	S&P SmallCap 600® Capped Utilities & Communication Services Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued.

48

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are

49

traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because S&P SmallCap Consumer Staples ETF, S&P SmallCap Energy ETF, S&P SmallCap Materials ETF and S&P SmallCap Utilities & Communication Services ETF are non-diversified, and to the extent DWA SmallCap Momentum ETF becomes non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more

50

volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

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G.

Expenses - Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the

52

election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

DWA SmallCap Momentum ETF	0.60%

S&P SmallCap Consumer Discretionary ETF	0.29%

S&P SmallCap Consumer Staples ETF	0.29%

S&P SmallCap Energy ETF	0.29%

S&P SmallCap Financials ETF	0.29%

S&P SmallCap Health Care ETF	0.29%

S&P SmallCap Industrials ETF	0.29%

S&P SmallCap Information Technology ETF	0.29%

S&P SmallCap Materials ETF	0.29%

S&P SmallCap Utilities & Communication Services ETF	0.29%

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2021, the Adviser waived fees for each Fund in the following amounts:

DWA SmallCap Momentum ETF	$39

S&P SmallCap Consumer Discretionary ETF	7

S&P SmallCap Consumer Staples ETF	13

S&P SmallCap Energy ETF	6

S&P SmallCap Financials ETF	12

S&P SmallCap Health Care ETF	48

S&P SmallCap Industrials ETF	11

S&P SmallCap Information Technology ETF	37

S&P SmallCap Materials ETF	5

S&P SmallCap Utilities & Communication Services ETF	13

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

DWA SmallCap Momentum ETF	Dorsey, Wright & Associates, LLC

S&P SmallCap Consumer Discretionary ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Consumer Staples ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Energy ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Financials ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Health Care ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Industrials ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Information Technology ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Materials ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Utilities & Communication Services ETF	S&P Dow Jones Indices, LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

53

For the six months ended February 28, 2021, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

DWA SmallCap Momentum ETF	$26,478

S&P SmallCap Consumer Discretionary ETF	680

S&P SmallCap Consumer Staples ETF	1,074

S&P SmallCap Energy ETF	1,384

S&P SmallCap Financials ETF	458

S&P SmallCap Health Care ETF	4,064

S&P SmallCap Industrials ETF	742

S&P SmallCap Information Technology ETF	4,238

S&P SmallCap Materials ETF	56

S&P SmallCap Utilities & Communication Services ETF	897

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six months ended February 28, 2021, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

DWA SmallCap Momentum ETF	$400,604	$3,237,436	$109,027

S&P SmallCap Consumer Discretionary ETF	-	1,461,903	458,712

S&P SmallCap Consumer Staples ETF	-	122,417	(38,253)

S&P SmallCap Energy ETF	9,206	-	-

S&P SmallCap Financials ETF	141,610	-	-

S&P SmallCap Health Care ETF	9,645,317	-	-

S&P SmallCap Information Technology ETF	-	5,204,925	3,393,285

*	Net realized gains (losses)from securities sold to affiliates are included in net realized gain (loss)from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

54

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

DWA SmallCap Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$546,666,300	$-	$-	$546,666,300

Money Market Funds	-	26,649,287	-	26,649,287

Total Investments	$546,666,300	$26,649,287	$-	$573,315,587

S&P SmallCap Consumer Discretionary ETF

Investments in Securities

Common Stocks & Other Equity Interests	$55,063,626	$-	$-	$55,063,626

Money Market Funds	26,036	3,870,841	-	3,896,877

Total Investments	$55,089,662	$3,870,841	$-	$58,960,503

S&P SmallCap Consumer Staples ETF

Investments in Securities

Common Stocks & Other Equity Interests	$38,387,163	$-	$-	$38,387,163

Money Market Funds	8,991	3,072,005	-	3,080,996

Total Investments	$38,396,154	$3,072,005	$-	$41,468,159

S&P SmallCap Energy ETF

Investments in Securities

Common Stocks & Other Equity Interests	$81,238,511	$-	$-	$81,238,511

Money Market Funds	49,964	220,475	-	270,439

Total Investments	$81,288,475	$220,475	$-	$81,508,950

S&P SmallCap Financials ETF

Investments in Securities

Common Stocks & Other Equity Interests	$37,090,002	$-	$7,144	$37,097,146

Money Market Funds	14,413	1,820,415	-	1,834,828

Total Investments	$37,104,415	$1,820,415	$7,144	$38,931,974

S&P SmallCap Health Care ETF

Investments in Securities

Common Stocks & Other Equity Interests	$526,303,234	$-	$-	$526,303,234

Money Market Funds	90,491	11,085,327	-	11,175,818

Total Investments	$526,393,725	$11,085,327	$-	$537,479,052

S&P SmallCap Industrials ETF

Investments in Securities

Common Stocks & Other Equity Interests	$71,410,905	$-	$-	$71,410,905

Money Market Funds	10,903	1,503,474	-	1,514,377

Total Investments	$71,421,808	$1,503,474	$-	$72,925,282

S&P SmallCap Information Technology ETF

Investments in Securities

Common Stocks & Other Equity Interests	$468,078,365	$-	$-	$468,078,365

Money Market Funds	5,388	11,947,600	-	11,952,988

Total Investments	$468,083,753	$11,947,600	$-	$480,031,353

S&P SmallCap Materials ETF

Investments in Securities

Common Stocks & Other Equity Interests	$21,014,034	$-	$-	$21,014,034

Money Market Funds	134	992,570	-	992,704

Total Investments	$21,014,168	$992,570	$-	$22,006,738

S&P SmallCap Utilities & Communication Services ETF

Investments in Securities

Common Stocks & Other Equity Interests	$24,637,211	$-	$-	$24,637,211

Money Market Funds	-	1,175,274	-	1,175,274

Total Investments	$24,637,211	$1,175,274	$-	$25,812,485

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NOTE 6–Tax Information

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for each Fund as of August 31, 2020:

	No expiration
	Short-Term	Long-Term	Total*
DWA SmallCap Momentum ETF	$283,384,237	$3,624,875	$287,009,112

S&P SmallCap Consumer Discretionary ETF	375,082	7,840,908	8,215,990

S&P SmallCap Consumer Staples ETF	3,830,733	6,064,426	9,895,159

S&P SmallCap Energy ETF	14,646,211	46,625,632	61,271,843

S&P SmallCap Financials ETF	248,221	3,336,044	3,584,265

S&P SmallCap Health Care ETF	23,960,646	43,122,249	67,082,895

S&P SmallCap Industrials ETF	984,350	3,798,802	4,783,152

S&P SmallCap Information Technology ETF	222,401	14,020,420	14,242,821

S&P SmallCap Materials ETF	147,518	3,308,674	3,456,192

S&P SmallCap Utilities & Communication Services ETF	1,407,630	3,866,932	5,274,562

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7– Investment Transactions

For the six months ended February 28, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

DWA SmallCap Momentum ETF	$302,703,805	$306,595,321

S&P SmallCap Consumer Discretionary ETF	4,746,249	4,580,197

S&P SmallCap Consumer Staples ETF	7,965,402	7,987,545

S&P SmallCap Energy ETF	2,708,537	2,500,627

S&P SmallCap Financials ETF	3,535,457	3,258,396

S&P SmallCap Health Care ETF	68,408,712	66,405,872

S&P SmallCap Industrials ETF	4,160,510	5,805,599

S&P SmallCap Information Technology ETF	23,557,008	22,952,220

S&P SmallCap Materials ETF	898,064	842,922

S&P SmallCap Utilities & Communication Services ETF	6,556,524	7,175,373

For the six months ended February 28, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Cost of	Value of
	Securities	Securities
	Received	Delivered

DWA SmallCap Momentum ETF	$451,652,222	$256,853,403

S&P SmallCap Consumer Discretionary ETF	28,641,752	5,041,686

S&P SmallCap Consumer Staples ETF	2,003,321	10,672,564

S&P SmallCap Energy ETF	49,206,373	1,113,562

S&P SmallCap Financials ETF	7,495,257	5,269,871

S&P SmallCap Health Care ETF	64,995,812	72,332,807

S&P SmallCap Industrials ETF	15,470,342	5,932,930

S&P SmallCap Information Technology ETF	111,625,143	23,669,104

S&P SmallCap Materials ETF	14,183,407	4,747,812

S&P SmallCap Utilities & Communication Services ETF	6,802,851	7,972,428

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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At February 28, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

DWA SmallCap Momentum ETF	$119,660,499	$(10,733,260)	$108,927,239	$464,388,348

S&P SmallCap Consumer Discretionary ETF	9,267,746	(2,332,682)	6,935,064	52,025,439

S&P SmallCap Consumer Staples ETF	5,356,066	(3,691,036)	1,665,030	39,803,129

S&P SmallCap Energy ETF	13,769,172	(6,404,784)	7,364,388	74,144,562

S&P SmallCap Financials ETF	4,423,043	(3,985,117)	437,926	38,494,048

S&P SmallCap Health Care ETF	125,868,228	(56,817,813)	69,050,415	468,428,637

S&P SmallCap Industrials ETF	15,703,992	(3,343,908)	12,360,084	60,565,198

S&P SmallCap Information Technology ETF	137,872,940	(14,534,676)	123,338,264	356,693,089

S&P SmallCap Materials ETF	2,359,795	(896,760)	1,463,035	20,543,703

S&P SmallCap Utilities & Communication Services ETF	3,391,527	(3,648,887)	(257,360)	26,069,845

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2021.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco DWA SmallCap Momentum ETF (DWAS)

Actual	$1,000.00	$1,451.50	0.60%	$3.65

Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)

Actual	1,000.00	1,575.40	0.29	1.85

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P SmallCap Consumer Staples ETF (PSCC)

Actual	1,000.00	1,272.30	0.29	1.63

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P SmallCap Energy ETF (PSCE)

Actual	1,000.00	1,818.00	0.29	2.03

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P SmallCap Financials ETF (PSCF)

Actual	1,000.00	1,364.60	0.29	1.70

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

58

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P SmallCap Health Care ETF (PSCH)

Actual	$1,000.00	$1,391.20	0.29%	$1.72

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P SmallCap Industrials ETF (PSCI)

Actual	1,000.00	1,358.70	0.29	1.70

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P SmallCap Information Technology ETF (PSCT)

Actual	1,000.00	1,533.50	0.29	1.82

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P SmallCap Materials ETF (PSCM)

Actual	1,000.00	1,466.40	0.29	1.77

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

Actual	1,000.00	1,261.00	0.29	1.63

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

59

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(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-SCS-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders February 28, 2021 TAN Invesco Solar ETF

2

Invesco Solar ETF (TAN)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.13%
Construction & Engineering-0.60%
ReneSola Ltd., ADR (China)(b)	1,635,932	$24,440,824

Electrical Equipment-6.97%
Beam Global(b)	363,466	15,316,457
Sunrun, Inc.(c)	4,315,026	270,034,327

		285,350,784

Independent Power and Renewable Electricity Producers-26.47%
Atlantica Sustainable Infrastructure PLC (Spain)	3,527,536	127,520,426
Azure Power Global Ltd. (India)(b)(c)	1,010,443	30,636,632
Clearway Energy, Inc., Class C(d)	4,179,703	114,774,644
Encavis AG (Germany)(b)	5,665,547	120,619,857
Grenergy Renovables S.A. (Spain)(b)	482,397	20,435,130
Neoen S.A. (France)(b)(c)(e)	2,003,999	117,730,838
RENOVA, Inc. (Japan)(c)	2,283,492	70,300,861
Scatec ASA (Norway)(e)	4,741,803	138,201,644
Solaria Energia y Medio Ambiente S.A. (Spain)(b)(c)	4,258,580	96,144,651
Solarpack Corp. Tecnologica S.A. (Spain)(b)(c)	723,678	16,733,536
Sunnova Energy International, Inc.(c)	2,856,291	128,076,089
West Holdings Corp. (Japan)(b)	1,399,047	39,211,124
Xinyi Energy Holdings Ltd. (China)	109,816,682	63,137,850

		1,083,523,282

Mortgage REITs-3.63%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,641,676	148,541,442

Semiconductors & Semiconductor Equipment-61.46%
Canadian Solar, Inc. (Canada)(b)(c)	2,797,056	131,265,838
Daqo New Energy Corp., ADR (China)(c)	3,016,380	314,457,615
Enphase Energy, Inc.(c)	2,585,814	455,258,413
First Solar, Inc.(c)	2,251,240	182,395,465
Flat Glass Group Co. Ltd., H Shares (China)(b)	20,037,683	74,908,675
GCL-Poly Energy Holdings Ltd. (China)(b)(c)	921,088,293	338,401,856
JinkoSolar Holding Co. Ltd., ADR (China)(b)(c)(d)	2,274,935	116,795,163

Investment Abbreviations:

ADR-American Depositary Receipt

	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Maxeon Solar Technologies Ltd.(c)	689,940	$23,230,280
Meyer Burger Technology AG (Switzerland)(c)	107,058,305	52,458,924
SMA Solar Technology AG (Germany)(c)	1,033,931	66,828,012
SolarEdge Technologies, Inc.(c)	1,135,785	338,816,023
SunPower Corp.(b)(c)	4,561,168	158,591,811
Xinyi Solar Holdings Ltd. (China)	124,774,583	262,180,474

		2,515,588,549

Total Common Stocks & Other Equity Interests (Cost $2,953,146,543)		4,057,444,881

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(f) (Cost $363,770)	363,770	363,770

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.14% (Cost $2,953,510,313)		4,057,808,651

Investments Purchased with Cash Collateral from Securities on Loan Money Market Funds-9.65%
Invesco Private Government Fund, 0.01%(d)(f)(g)	156,867,292	156,867,292
Invesco Private Prime Fund, 0.11%(d)(f)(g)	238,058,714	238,153,939

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $395,021,229)		395,021,231

TOTAL INVESTMENTS IN SECURITIES-108.79% (Cost $3,348,531,542)		4,452,829,882
OTHER ASSETS LESS LIABILITIES-(8.79)%		(359,881,428)

NET ASSETS-100.00%		$4,092,948,454

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Solar ETF (TAN)–(continued)

February 28, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$39,316,797	$(38,953,027)	$-	$-	$363,770	$176

Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	18,259,919	(18,259,919)	-	-	-	5

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	140,619,171	580,482,542	(564,234,421)	-	-	156,867,292	20,061	*

Invesco Private Prime Fund	46,873,617	826,410,593	(635,157,640)	3	27,366	238,153,939	113,866	*

Investments in Other Affiliates:

Clearway Energy, Inc., Class C	-	140,007,121	(15,439,508)	(12,220,323)	2,427,354	114,774,644	-

Flat Glass Group Co. Ltd., H Shares**	37,546,385	53,082,160	(55,090,019)	19,269,120	20,101,029	74,908,675	168,885

GCL-Poly Energy Holdings Ltd.**,***	33,099,907	87,754,261	(107,233,266)	262,558,525	62,222,429	338,401,856	-

JinkoSolar Holding Co. Ltd., ADR***	38,237,381	103,582,150	(59,425,923)	16,918,025	17,483,530	116,795,163	-

Meyer Burger Technology AG**	-	61,958,333	(35,037,608)	20,687,443	4,850,756	52,458,924	-

Total	$296,376,461	$1,910,853,876	$(1,528,831,331)	$307,212,793	$107,112,464	$1,092,724,263	$302,993

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	As of February 28, 2021, this security was not considered as an affiliate of the Fund.
***	As of August 31, 2020, this security was not considered as an affiliate of the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Solar ETF (TAN)–(continued)

February 28, 2021

(Unaudited)

(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $255,932,482, which represented 6.25% of the Fund’s Net Assets.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:

China	29.18%

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of February 28, 2021

Semiconductors & Semiconductor Equipment	61.46

Independent Power and Renewable Electricity Producers	26.47

Electrical Equipment	6.97

Mortgage REITs	3.63

Construction & Engineering	0.60

Money Market Funds Plus Other Assets Less Liabilities	0.87

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Statement of Assets and Liabilities

February 28, 2021

(Unaudited)

Invesco Solar ETF (TAN)
Assets:
Unaffiliated investments in securities, at value(a)	$3,825,875,074
Affiliated investments in securities, at value	626,954,808
Cash	53,542
Deposits with brokers:
Cash segregated as collateral	13,522,947
Receivable for:
Dividends	1,362,263
Securities lending	357,132
Investments sold	64,151,901
Fund shares sold	20,965,919
Foreign tax reclaims	23,770

Total assets	4,553,267,356

Liabilities:
Due to foreign custodian	13,834
Payable for:
Investments purchased	23,702,870
Collateral upon return of securities loaned	395,021,229
Collateral upon receipt of securities in-kind	13,522,947
Fund shares repurchased	24,166,199
Accrued advisory fees	1,803,834
Accrued trustees’ and officer’s fees	21,442
Accrued expenses	2,058,658
Accrued tax expenses	7,889

Total liabilities	460,318,902

Net Assets	$4,092,948,454

Net assets consist of:
Shares of beneficial interest	$2,793,136,617
Distributable earnings	1,299,811,837

Net Assets	$4,092,948,454

Shares outstanding (unlimited amount authorized, $0.01 par value)	40,648,000
Net asset value	$100.69

Market price	$101.22

Unaffiliated investments in securities, at cost	$2,731,612,746

Affiliated investments in securities, at cost	$616,918,796

Foreign currencies (due to foreign custodian), at cost	$(13,942)

(a) Includes securities on loan with an aggregate value of:	$375,442,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Statement of Operations

For the six months ended February 28, 2021

(Unaudited)

Invesco Solar ETF (TAN)
Investment income:
Unaffiliated dividend income	$4,088,800
Affiliated dividend income	169,066
Securities lending income	1,835,404
Foreign withholding tax	(16,889)

Total investment income	6,076,381

Expenses:
Advisory fees	7,249,279
Sub-licensing fees	2,029,845
Accounting & administration fees	22,736
Custodian & transfer agent fees	39,104
Trustees’ and officer’s fees	13,657
Other expenses	48,194

Total expenses	9,402,815

Less: Waivers	(777)

Net expenses	9,402,038

Net investment income (loss)	(3,325,657)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(17,988,622)
Affiliated investment securities	107,112,464
In-kind redemptions	568,089,501
Foreign currencies	(46,873)

Net realized gain	657,166,470

Change in net unrealized appreciation of:
Unaffiliated investment securities	205,348,960
Affiliated investment securities	307,212,793
Foreign currencies	3,723

Change in net unrealized appreciation	512,565,476

Net realized and unrealized gain	1,169,731,946

Net increase in net assets resulting from operations	$1,166,406,289

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statement of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Solar ETF (TAN)
	Six Months Ended February 28, 2021	Year Ended August 31, 2020
Operations:
Net investment income (loss)	$(3,325,657)	$2,741,527
Net realized gain (loss)	657,166,470	(16,874,994)
Change in net unrealized appreciation	512,565,476	489,543,363

Net increase in net assets resulting from operations	1,166,406,289	475,409,896

Distributions to Shareholders from:
Distributable earnings	(3,100,002)	(1,308,390)

Shareholder Transactions:
Proceeds from shares sold	2,389,317,294	510,224,198
Value of shares repurchased	(794,949,049)	(105,138,215)

Net increase in net assets resulting from share transactions	1,594,368,245	405,085,983

Net increase in net assets	2,757,674,532	879,187,489

Net assets:
Beginning of period	1,335,273,922	456,086,433

End of period	$4,092,948,454	$1,335,273,922

Changes in Shares Outstanding:
Shares sold	26,720,000	12,240,000
Shares repurchased	(9,600,000)	(3,600,000)
Shares outstanding, beginning of period	23,528,000	14,888,000

Shares outstanding, end of period	40,648,000	23,528,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Financial Highlights

Invesco Solar ETF (TAN)

	Six Months Ended February 28, 2021		Years Ended August 31,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$56.75		$30.63	$21.92	$21.62	$20.89	$29.72

Net investment income (loss)(a)	(0.10)		0.17	0.05	0.54	0.49	0.80
Net realized and unrealized gain (loss) on investments	44.13		26.04	8.79	0.20	1.07	(9.14)

Total from investment operations	44.03		26.21	8.84	0.74	1.56	(8.34)

Distributions to shareholders from:
Net investment income	(0.09)		(0.09)	(0.13)	(0.44)	(0.83)	(0.49)

Net asset value at end of period	$100.69		$56.75	$30.63	$21.92	$21.62	$20.89

Market price at end of period	$101.22	(b)	$56.84 (b)	$30.54 (b)	$21.82 (b)	$21.70	$20.91

Net Asset Value Total Return(c)	77.59%		85.82%	40.73%	3.19%	8.72%	(28.59)%
Market Price Total Return(c)	78.24%		86.67%	40.96%	2.33%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,092,948		$1,335,274	$456,086	$319,383	$360,008	$230,754
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)	0.69%	0.70%	0.65%	0.70%	0.71%
Expenses, prior to Waivers	0.65	%(d)	0.69%	0.71%	0.69%	0.76%	0.88%
Net investment income (loss)	(0.23	)%(d)	0.49%	0.22%	2.23%	2.57%	3.26%
Portfolio turnover rate(e)	19%		28%	29%	54%	57%	53%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2021

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolio:

Full Name	Short Name
Invesco Solar ETF (TAN)	“Solar ETF”

The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek to track the investment results (before the Fund’s fees and expenses) of the MAC Global Solar Energy Index (the “Underlying Index”).

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco

10

Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

ADR and GDR Risk. The Fund may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

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Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, the Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Micro-Capitalization Securities Risk. Micro-capitalization stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Small-and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary,

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sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Expenses of the Trust that are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

The Fund is responsible for all of its expenses, including the investment advisory fees, cost of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, licensing fees related to its Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent

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Trustees and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - The Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown on the Statement of Assets and Liabilities.

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

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NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual fee equal to 0.50% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding 0.65% of the Fund’s average daily net assets per year through August 31, 2023 (the “Expense Cap”). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended February 28, 2021, the Adviser waived fees and/or paid Fund expenses of $777.

The fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap for the Fund are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser. There are no amounts available for potential recapture by the Adviser as of February 28, 2021.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement on behalf of the Fund with MAC Indexing LLC (the “Licensor”).

The Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

15

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,057,444,881	$-	$-	$4,057,444,881
Money Market Funds	363,770	395,021,231	-	395,385,001

Total Investments	$4,057,808,651	$395,021,231	$-	$4,452,829,882

NOTE 5–Tax Information

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The following table presents available capital loss carryforwards for the Fund as of August 31, 2020:

No expiration
Short-Term	Long-Term	Total*
$97,821,939	$329,716,119	$427,538,058

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended February 28, 2021, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were $550,812,007 and $581,394,159, respectively.

    For the six months ended February 28, 2021, in-kind transactions associated with creations and redemptions were $2,372,432,144 and $789,225,200, respectively.

    Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At February 28, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Federal Tax Cost	$3,379,272,491
Aggregate unrealized appreciation of investments	1,136,726,740
Aggregate unrealized (depreciation) of investments	(63,169,349)

Net unrealized appreciation of investments	$1,073,557,391

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Fund to pay remuneration to the Independent Trustees and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

    The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

NOTE 8–Capital

Shares are issued and redeemed by the Fund only in Creation Units consisting of a specified number of Shares as set forth in the Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of the Fund on the transaction date. However, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

    To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement,

16

Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.

Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Fund’s investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

    The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

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Calculating your ongoing Fund expenses

Example

As a shareholder of Invesco Solar ETF (the “Fund”), a series of the Invesco Exchange-Traded Fund Trust II, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2021.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2020	February 28, 2021	Six-Month Period	Six-Month Period(1)
Invesco Solar ETF (TAN) Actual	$1,000.00	$1,775.90	0.65%	$4.47
Hypothetical (5% return before expenses)	1,000.00	1,021.57	0.65	3.26

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TRST2-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 28, 2021

PLW	Invesco 1-30 Laddered Treasury ETF

PWZ	Invesco California AMT-Free Municipal Bond ETF

PCEF	Invesco CEF Income Composite ETF

PHB	Invesco Fundamental High Yield® Corporate Bond ETF

PFIG	Invesco Fundamental Investment Grade Corporate Bond ETF

PZA	Invesco National AMT-Free Municipal Bond ETF

PZT	Invesco New York AMT-Free Municipal Bond ETF

PGX	Invesco Preferred ETF

BAB	Invesco Taxable Municipal Bond ETF

CLTL	Invesco Treasury Collateral ETF

VRP	Invesco Variable Rate Preferred ETF

PVI	Invesco VRDO Tax-Free Weekly ETF

2

Invesco 1-30 Laddered Treasury ETF (PLW)

February 28, 2021

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.88%
U.S. Treasury Bonds-86.31%
7.13%, 02/15/2023	$3,082,300	$3,504,310
7.63%, 02/15/2025	2,704,300	3,458,546
6.00%, 02/15/2026	2,769,700	3,479,003
6.63%, 02/15/2027	2,598,800	3,458,942
5.25%, 02/15/2029	2,646,700	3,452,082
5.38%, 02/15/2031	7,550,900	10,353,582
4.50%, 02/15/2036	7,550,500	10,294,045
4.75%, 02/15/2037	2,424,100	3,417,223
4.38%, 02/15/2038	2,502,700	3,421,269
3.50%, 02/15/2039	2,752,400	3,413,299
4.63%, 02/15/2040	2,399,800	3,416,903
4.75%, 02/15/2041	2,343,600	3,410,304
3.13%, 02/15/2042	2,882,400	3,405,398
3.13%, 02/15/2043	2,880,800	3,402,045
3.63%, 02/15/2044	2,671,000	3,404,377
2.50%, 02/15/2045	3,196,500	3,396,656
2.50%, 02/15/2046	3,199,900	3,400,394
3.00%, 02/15/2047	2,916,700	3,399,437

	Principal Amount	Value
U.S. Treasury Bonds-(continued)
3.00%, 02/15/2048	$2,911,000	$3,404,619
3.00%, 02/15/2049	2,904,000	3,410,385
2.00%, 02/15/2050	3,554,000	3,410,729
1.88%, 02/15/2051	3,704,000	3,452,244
		89,165,792
U.S. Treasury Notes-13.57%
2.00%, 02/15/2022	3,480,200	3,544,297
2.75%, 02/15/2024	3,285,000	3,521,879
2.75%, 02/15/2028	3,137,000	3,472,635
1.50%, 02/15/2030	3,444,000	3,479,920

		14,018,731

TOTAL INVESTMENTS IN SECURITIES-99.88% (Cost $112,535,791)		103,184,523
OTHER ASSETS LESS LIABILITIES-0.12%		123,385

NET ASSETS-100.00%.		$103,307,908

Notes to Schedule of Investments:

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency
Portfolio, Institutional Class	$-	$857,476	$(857,476)	$-	$-	$-	$5
Invesco Premier U.S. Government
Money Portfolio, Institutional Class	115,706	74,511	(190,217)	-	-	-	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	27,001,216	(27,001,216)	-	-	-	60	*
Invesco Private Prime Fund	-	8,169,471	(8,169,003)	-	(468)	-	110	*

Total	$115,706	$36,102,674	$(36,217,912)	$-	$(468)	$-	$176

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco 1-30 Laddered Treasury ETF (PLW)–(continued)

February 28, 2021

(Unaudited)

Portfolio Composition
Duration Breakdown (% of the Fund’s Net Assets)
as of February 28, 2021
Maturing in 0-5 Years	16.95
Maturing in 6-10 Years	23.44
Maturing in 11-15 Years	9.96
Maturing in 16-20 Years	16.53
Maturing in 21-25 Years	16.47
Maturing in 26-30 Years	16.53
Money Market Funds Plus Other Assets Less Liabilities	0.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco California AMT-Free Municipal Bond ETF (PWZ)

February 28, 2021

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-95.92%
California-95.68%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2034	$2,000	$2,118,380
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(a)	5.00%	10/01/2035	1,500	1,785,210
Anaheim (City of), CA Public Financing Authority, Series 2014 A, Ref. RB	5.00%	05/01/2039	540	591,548
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	3,000	3,422,310
California (State of), Series 2012, Ref. GO Bonds	5.00%	02/01/2038	775	807,341
California (State of), Series 2013, GO Bonds	5.00%	04/01/2037	1,160	1,266,813
California (State of), Series 2013, GO Bonds	5.00%	04/01/2043	2,000	2,178,040
California (State of), Series 2013, GO Bonds	5.00%	11/01/2043	1,965	2,186,613
California (State of), Series 2014, GO Bonds	5.00%	10/01/2044	1,000	1,144,480
California (State of), Series 2015, GO Bonds	5.00%	03/01/2045	1,000	1,157,430
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2035	1,500	1,769,340
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	2,000	2,394,200
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2036	1,000	1,209,510
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	660	762,161
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	2,860	2,990,387
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2037	1,500	1,723,020
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2033	1,000	1,224,970
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2046	1,500	1,753,830
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	2,000	2,377,740
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB.	5.00%	08/15/2035	500	599,550
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	1,500	1,750,830
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Series 2017 A-2, RB	5.00%	11/01/2047	1,000	1,439,360
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	1,000	1,155,240
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2036	500	564,050
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB.	4.00%	08/15/2050	22,000	25,091,000
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2011 D, Ref. RB(b)(c)	5.00%	08/15/2021	3,000	3,065,820
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2015 A, Ref. RB(b)(c)	5.00%	08/15/2025	1,000	1,195,960
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	685	762,891
California (State of) Infrastructure & Economic Development Bank, Series 2016 A, RB(b)(c)	4.00%	10/01/2026	1,000	1,186,320
California (State of) Infrastructure & Economic Development Bank, Series 2020, Ref. RB	3.00%	07/01/2050	2,000	2,063,460
California (State of) Infrastructure & Economic Development Bank, Series 2020, Ref. RB	4.00%	07/01/2050	1,250	1,416,900
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB.	5.00%	08/01/2049	1,250	1,525,613
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	3,085	3,192,852
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,000	1,076,410
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	1,000	1,161,290
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	1,000	1,108,230
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	500	564,780
California (State of) Municipal Finance Authority (Orange County of Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	1,000	1,200,090
California (State of) Municipal Finance Authority (Pomona College), Series 2017, Ref. RB(b)(c)	5.00%	01/01/2028	1,000	1,264,200
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	2,000	2,359,680
California (State of) Public Works Board, Series 2016 C, Ref. RB	5.00%	11/01/2034	670	814,070
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group), Series 2015, Ref. RB(b)(c)	5.00%	11/01/2024	1,000	1,165,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	$1,650	$1,790,250
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	1,000	1,144,670
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	5.00%	12/01/2057	850	994,534
California (State of) Statewide Communities Development Authority (Kaiser Permanente), Series 2012 A, RB	5.00%	04/01/2042	1,000	1,047,680
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018, RB	4.00%	08/01/2045	1,000	1,037,920
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group), Series 2011, Ref. RB(b)(c)	5.00%	12/01/2021	1,045	1,083,237
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC), Series 2016, Ref. RB	5.00%	05/15/2040	1,000	1,137,430
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	1,500	1,724,400
California Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences
Obligated Group), Series 2015 A, Ref. RB	5.00%	11/01/2041	1,000	1,108,010
California State University, Series 2012 A, RB(b)(c)	5.00%	11/01/2022	2,940	3,178,934
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	1,500	1,764,345
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2037	500	606,605
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	3,000	3,714,990
Centinela Valley Union High School District (Election of 2010), Series 2012 B, GO Bonds(d)	5.00%	08/01/2050	800	852,304
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	4,750	5,339,950
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	2,000	2,274,540
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	5,000	6,290,200
Coachella Valley Unified School District (2005 Election), Series 2016 E, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2045	1,500	1,644,810
East Bay Municipal Utility District Water System Revenue, Series 2015 A, Ref. RB	5.00%	06/01/2037	1,500	1,756,380
East Bay Municipal Utility District Water System Revenue (Green Bonds), Series 2017 A, RB	5.00%	06/01/2042	1,500	1,826,025
East Bay Municipal Utility District Water System Revenue (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	2,000	2,421,060
East Whittier City School District, Series 2020 C, GO Bonds	4.00%	08/01/2047	2,775	3,086,078
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	2,000	2,209,900
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	3,000	3,429,330
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	1,000	1,102,640
Irvine Unified School District (Community Facilities District No. 01-1), Series 2015, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2038	2,600	2,950,376
Jurupa Unified School District, Series 2017 B, GO Bonds.	4.00%	08/01/2041	2,000	2,263,760
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	5,000	5,172,650
Long Beach (City of), CA, Series 2015, RB.	5.00%	05/15/2045	500	549,125
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	1,500	1,735,575
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2040	500	553,340
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	1,500	1,709,700
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB.	5.25%	06/01/2047	1,000	1,214,100
Los Angeles (City of), CA Department of Airports, Series 2015 C, Ref. RB	5.00%	05/15/2038	2,000	2,302,960
Los Angeles (City of), CA Department of Airports, Series 2017 B, RB	5.00%	05/15/2042	3,500	4,205,040
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2045	1,500	1,918,095
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2048	1,000	1,274,880
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	3,000	3,792,030
Los Angeles (City of), CA Department of Water, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,164,090
Los Angeles (City of), CA Department of Water, Series 2018 A, RB	5.00%	07/01/2048	2,000	2,405,500
Los Angeles (City of), CA Department of Water, Series 2018 B, Ref. RB	5.00%	07/01/2048	5,000	6,083,100
Los Angeles (City of), CA Department of Water, Series 2021 C, Ref. RB	5.00%	07/01/2037	1,000	1,284,970
Los Angeles (City of), CA Department of Water, Series 2021 C, Ref. RB	5.00%	07/01/2040	1,000	1,273,180
Los Angeles (City of), CA Department of Water, Series 2021 C, Ref. RB	5.00%	07/01/2041	1,000	1,268,950
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB	5.00%	07/01/2043	2,000	2,122,640
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB	5.00%	07/01/2043	4,445	4,714,500
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2039	1,000	1,138,870

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	$1,000	$1,133,920
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,500	2,903,875
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2042	1,500	1,751,475
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	1,500	1,789,110
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	5,235	6,460,252
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	2,250	2,863,080
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	6,500	7,903,285
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	1,000	1,218,820
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	2,000	2,473,420
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	2,000	2,279,780
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	1,050	1,222,011
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	10,645	13,264,202
Los Angeles (County of), CA Public Works Financing Authority (Multiple Capital Project II), Series 2012, RB	5.00%	08/01/2037	1,130	1,203,857
Los Angeles (County of), CA Public Works Financing Authority (Multiple Capital Project II), Series 2012, RB	5.00%	08/01/2042	2,330	2,480,914
Los Angeles Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2036	1,000	1,214,050
Los Angeles Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2037	1,215	1,390,082
Los Angeles Community College District (Election of 2008), Series 2017 J, GO Bonds	4.00%	08/01/2041	250	288,205
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	3,800	4,001,058
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	5,000	6,178,050
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	1,175,470
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	1,000	1,047,950
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2038	1,000	1,221,590
Madera Unified School District, Series 2017, GO Bonds	4.00%	08/01/2046	3,000	3,365,220
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	5.00%	08/01/2041	5,000	6,072,250
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	7,000	8,922,690
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	1,000	1,302,050
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	1,000	1,297,710
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	3,000	3,374,550
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(a)	5.00%	08/01/2048	5,000	5,967,950
Orange (County of), CA Local Transportation Authority, Series 2019, RB.	5.00%	02/15/2041	3,000	3,735,990
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	2,000	2,277,040
Regents of the University of California, Series 2013 AI, RB	5.00%	05/15/2038	1,500	1,645,005
Regents of the University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	1,000	1,186,780
Rio Elementary School District, Series 2020 C, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2047	1,340	1,624,790
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	4,500	5,313,195
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	6,000	7,037,280
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2014 A, Ref. RB	5.00%	12/01/2044	1,525	1,710,150
San Bernardino Community College District, Series 2019 A, GO Bonds	4.00%	08/01/2049	3,500	3,990,770
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	1,000	1,170,940
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	300	354,813
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2015 A, RB	5.00%	10/15/2044	1,000	1,150,450
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,500	1,829,700
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	3,000	3,637,890
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	4,000	4,719,800
San Diego (County of), CA Water Authority, Series 2016 B, Ref. RB	5.00%	05/01/2037	1,000	1,198,270
San Diego Unified School District, Series 2020 D-2, GO Bonds	5.00%	07/01/2022	10,000	10,651,400
San Diego Unified School District (Election of 2012), Series 2013 C, GO Bonds	5.00%	07/01/2035	1,000	1,105,590
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	5.00%	07/01/2040	1,000	1,176,620
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2041	13,535	16,505,797
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	3,000	3,637,620
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,243,400
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016, RB	5.00%	05/01/2046	4,465	5,237,266

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	$2,000	$2,367,840
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	7,000	8,376,200
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	3,000	3,661,950
San Francisco (City of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	2,000	2,105,420
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019 F1, GO Bonds	3.00%	08/01/2038	3,500	3,769,885
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	3.00%	08/01/2050	2,000	2,085,520
San Francisco Community College District, Series 2020 A, GO Bonds	4.00%	06/15/2045	3,000	3,489,030
San Jose (City of), CA Financing Authority (Civic Center), Series 2013 A, Ref. RB(b)(c)	5.00%	06/01/2023	3,000	3,316,260
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB.	5.00%	08/01/2049	11,000	13,791,140
San Mateo Foster (City of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	5,000	5,811,850
San Mateo Union High School District, Series 2021 B, GO Bonds	2.00%	09/01/2045	1,000	921,190
San Mateo Union High School District, Series 2021 B, GO Bonds	2.13%	09/01/2048	1,000	944,710
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	5,000	5,707,450
Santa Ana Unified School District, Series 2021 B, GO Bonds, (INS - AGM)(a)	2.13%	08/01/2050	1,000	888,070
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.00%	05/01/2041	2,000	2,118,940
Santa Clara Valley Water District, Series 2016 A, Ref. RB	5.00%	06/01/2046	4,090	4,755,688
Santa Cruz (County of), CA Redevelopment Agency, Series 2015 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2035	2,500	2,865,400
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	1,137,890
Sonoma Valley Unified School District, Series 2020, GO Bonds.	4.00%	08/01/2047	1,300	1,484,899
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	2,200	2,672,846
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	2,000	2,318,420
University of California, Series 2012 G, RB(b)(c)	5.00%	05/15/2022	745	788,493
University of California, Series 2012 G, RB.	5.00%	05/15/2037	755	796,948
University of California, Series 2017 AV, RB	5.25%	05/15/2042	2,000	2,442,900
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	1,500	1,827,750
University of California, Series 2018 O, Ref. RB	5.00%	05/15/2058	1,500	1,815,270
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	1,000	1,181,400

				454,601,913

Puerto Rico-0.24%
Puerto Rico (Commonwealth of), Series 2007 A-4, Ref. GO Bonds, (INS - AGM)(a)	5.00%	07/01/2031	1,100	1,137,081

TOTAL INVESTMENTS IN SECURITIES(e)-95.92% (Cost $429,562,978)				455,738,994
OTHER ASSETS LESS LIABILITIES-4.08%				19,405,416

NET ASSETS-100.00%				$475,144,410

Investment Abbreviations:

AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security subject to crossover refunding.
(e)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 28, 2021

(Unaudited)

Portfolio Composition

Revenue Type Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Ad Valorem Property Tax	26.74
Health, Hospital, Nursing Home Revenue	10.73
Port, Airport & Marina Revenue	9.19
Water Revenue	8.77
Lease Revenue	7.86
College & University Revenue	5.41
Electric Power Revenue	5.06
Sewer Revenue	4.74
Sales Tax Revenue	4.22
Revenue Types Each Less Than 3%	13.20
Other Assets Less Liabilities	4.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco CEF Income Composite ETF (PCEF)

February 28, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Closed-End Funds-100.00%
Bonds-35.93%
Aberdeen Asia-Pacific Income Fund, Inc.(a)	3,650,788	$15,734,896
BlackRock Core Bond Trust(a)	438,816	6,788,484
BlackRock Credit Allocation Income Trust	885,794	12,737,718
BlackRock Income Trust, Inc.(a)	519,469	3,153,177
BlackRock Limited Duration Income Trust(a)	415,451	6,568,280
BlackRock Multi-Sector Income Trust	447,079	7,855,178
BlackRock Taxable Municipal Bond Trust	375,385	9,350,840
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(a)	230,591	5,725,575
Cohen & Steers Select Preferred and Income Fund, Inc.(a)	81,944	2,216,585
DoubleLine Income Solutions Fund	892,396	15,590,158
DoubleLine Opportunistic Credit Fund(a)	122,012	2,398,756
Eaton Vance Limited Duration Income Fund(a)	1,550,102	19,422,778
Eaton Vance Short Duration Diversified Income Fund(a)	239,214	3,128,919
First Trust Intermediate Duration Preferred & Income Fund(a)	562,174	12,958,111
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.(a)	122,861	3,525,497
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.(a)	274,864	6,079,992
Flaherty & Crumrine Total Return Fund, Inc.	64,315	1,469,598
Franklin Ltd. Duration Income Trust(a)	351,543	3,286,927
Franklin Universal Trust(a)	379,665	2,779,148
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust(a)	128,325	3,111,881
Invesco Bond Fund(b)	104,644	2,069,858
Invesco Senior Income Trust (Acquired 09/30/2020 - 02/04/2021; Cost $8,381,725)(a)(b)(c)	2,278,925	9,503,117
John Hancock Preferred Income Fund(a)	184,281	3,495,811
John Hancock Preferred Income Fund II(a)	178,182	3,305,276
John Hancock Preferred Income Fund III(a)	258,789	4,319,189
John Hancock Premium Dividend Fund(a)	323,163	4,582,451
MFS Charter Income Trust	421,515	3,578,662
MFS Government Markets Income Trust(a)	269,796	1,195,196
MFS Intermediate Income Trust(a)	1,096,004	4,131,935
MFS Multimarket Income Trust(a)	574,814	3,586,839
Nuveen Credit Strategies Income Fund	1,854,000	11,921,220
Nuveen Global High Income Fund	309,891	4,716,541
Nuveen Preferred & Income Opportunities Fund(a)	963,946	8,742,990
Nuveen Preferred & Income Securities Fund(a)	1,659,805	15,419,589
Nuveen Preferred & Income Term Fund(a)	186,244	4,432,607
Nuveen Taxable Municipal Income Fund(a)	186,212	4,171,149
PIMCO Income Opportunity Fund(a)	130,975	3,388,323
PIMCO Income Strategy Fund(a)	212,049	2,470,371
PIMCO Income Strategy Fund II(a)	485,781	4,950,108
Pioneer Floating Rate Trust	234,066	2,616,858
Putnam Master Intermediate Income Trust	501,959	2,103,208
Putnam Premier Income Trust	1,008,090	4,788,428
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.(a)	132,551	1,953,802
TCW Strategic Income Fund, Inc.	397,516	2,238,015

	Shares	Value
Bonds-(continued)
Templeton Global Income Fund(a)	1,939,000	$10,645,110
Virtus Global Multi-Sector Income Fund	134,241	1,604,180
Western Asset Global Corporate Defined Opportunity Fund, Inc.(a)	142,314	2,501,880
Western Asset Inflation-Linked Opportunities & Income Fund	925,731	11,358,719
Western Asset Inflation-Linked Securities & Income Fund(a)	336,368	4,332,420
Western Asset Investment Grade Defined Opportunity Trust, Inc.(a)	85,634	1,823,148

		289,829,498

Bonds/High Yield-22.85%
AllianceBernstein Global High Income Fund, Inc.(a)	1,148,619	13,415,870
Barings Global Short Duration High Yield Fund(a)	267,668	4,167,591
BlackRock Corporate High Yield Fund, Inc.	1,152,335	13,171,189
BlackRock Debt Strategies Fund, Inc.	635,289	6,829,357
BlackRock Floating Rate Income Strategies Fund, Inc.(a)	526,741	6,763,354
BlackRock Floating Rate Income Trust(a)	305,091	3,783,128
BNY Mellon High Yield Strategies Fund	963,982	2,940,145
Credit Suisse Asset Management Income Fund, Inc.(a)	615,156	2,042,318
Credit Suisse High Yield Bond Fund(a)	1,237,332	2,932,477
Eaton Vance Floating-Rate Income Trust(a)	477,194	6,656,856
Eaton Vance Senior Floating-Rate Trust(a)	482,935	6,490,646
First Eagle Senior Loan Fund	108,296	1,537,803
First Trust High Income Long/Short Fund(a)	453,808	6,752,663
First Trust Senior Floating Rate Income Fund II(a)	342,710	4,187,916
Guggenheim Credit Allocation Fund(a)	63,205	1,272,317
Highland Income Fund(a)	1,198,279	12,438,136
Insight Select Income Fund(a)	100,034	2,098,713
Ivy High Income Opportunities Fund	225,667	3,032,965
Morgan Stanley Emerging Markets Debt Fund, Inc.	306,233	2,746,910
Neuberger Berman High Yield Strategies Fund, Inc.(a)	191,655	2,340,108
New America High Income Fund, Inc. (The)	320,149	2,814,110
Nuveen Mortgage and Income Fund(a)	74,329	1,507,392
Nuveen NASDAQ 100 Dynamic Overwrite Fund(a)	341,381	9,046,597
PGIM Global High Yield Fund, Inc.(a)	599,476	8,848,266
PGIM High Yield Bond Fund, Inc.(a)	442,762	6,831,818
PIMCO High Income Fund(a)	884,739	5,538,466
Pioneer High Income Trust	272,753	2,506,600
Templeton Emerging Markets Income Fund	705,011	5,266,432
Wells Fargo Income Opportunities Fund	801,815	6,606,956
Wells Fargo Multi-Sector Income Fund(a)	331,382	4,115,764
Western Asset Emerging Markets Debt Fund, Inc.(a)	820,558	10,732,899
Western Asset Global High Income Fund, Inc.	213,565	2,139,921
Western Asset High Income Fund II, Inc.(a)	552,320	3,755,776

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco CEF Income Composite ETF (PCEF)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Bonds/High Yield-(continued)
Western Asset High Income Opportunity Fund, Inc.(a)	1,146,070	$5,638,664
Western Asset High Yield Defined Opportunity Fund, Inc.(a)	214,701	3,306,395

		184,256,518

Domestic Equity-3.21%
Guggenheim Strategic Opportunities Fund(a)	283,591	5,901,529
John Hancock Tax-Advantaged Dividend Income Fund(a)	408,927	8,689,699
NexPoint Strategic Opportunities Fund	984,809	11,335,151

		25,926,379

Equities-2.37%
Virtus Dividend, Interest & Premium Strategy Fund	1,420,217	19,144,525

Fixed Income-5.82%
Angel Oak Financial Strategies Income Term Trust	186,855	3,245,671
Ares Dynamic Credit Allocation Fund, Inc.(a)	337,774	4,985,544
Blackstone Long-Short Credit Income Fund(a)	169,500	2,371,305
PIMCO Dynamic Credit and Mortgage Income Fund(a)	985,365	21,234,616
PIMCO Dynamic Income Fund	438,147	12,027,135
PIMCO Strategic Income Fund, Inc.(a)	293,741	2,132,560
Stone Harbor Emerging Markets Income Fund(a)	104,562	906,553

		46,903,384

Option Income-29.82%
BlackRock Energy and Resources Trust(a)	400,458	3,355,838
BlackRock Enhanced Capital and Income Fund, Inc.(a)	532,692	9,774,898
BlackRock Enhanced Equity Dividend Trust(a)	2,454,865	21,430,971
BlackRock Enhanced Global Dividend Trust	955,535	10,338,889
BlackRock Enhanced International Dividend Trust	1,390,038	8,117,822
BlackRock Health Sciences Trust	77,770	3,557,200
BlackRock Resources & Commodities Strategy Trust(a)	1,335,200	11,803,168
BlackRock Science & Technology Trust(a)	171,142	9,479,555
Brookfield Real Assets Income Fund, Inc.(a)	589,574	11,932,978
Columbia Seligman Premium Technology Growth Fund, Inc.	126,529	3,755,381
Eaton Vance Enhanced Equity Income Fund(a)	366,295	6,014,564
Eaton Vance Enhanced Equity Income Fund II(a)	391,473	8,631,980
Eaton Vance Risk-Managed Diversified Equity Income Fund(a)	433,656	4,570,734

	Shares	Value
Option Income-(continued)
Eaton Vance Tax-Managed Buy-Write Income Fund	178,688	$2,646,369
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(a)	600,769	9,023,550
Eaton Vance Tax-Managed Diversified Equity Income Fund(a)	1,414,272	17,452,116
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund	1,237,458	12,028,092
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	3,504,008	31,045,511
First Trust Enhanced Equity Income Fund(a)	232,370	4,136,186
GAMCO Natural Resources Gold & Income Trust	300,377	1,474,851
Guggenheim Enhanced Equity Income Fund	657,265	4,489,120
John Hancock Hedged Equity & Income Fund(a)	163,098	1,911,509
Madison Covered Call & Equity Strategy Fund(a)	266,881	1,910,868
Nuveen Dow 30sm Dynamic Overwrite Fund	487,409	7,418,365
Nuveen S&P 500 Buy-Write Income Fund(a)	1,367,144	17,540,458
Nuveen S&P 500 Dynamic Overwrite Fund(a)	202,825	3,160,013
Voya Global Advantage and Premium Opportunity Fund	267,281	2,384,147
Voya Global Equity Dividend and Premium Opportunity Fund	1,449,867	7,930,772
Voya Infrastructure Industrials and Materials Fund(a)	273,096	3,211,609

		240,527,514

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $761,470,982)		806,587,818

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.24%
Invesco Private Government Fund, 0.01%(b)(d)(e)	7,179,164	7,179,164
Invesco Private Prime Fund, 0.11%(b)(d)(e)	10,858,370	10,862,714

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,041,878)		18,041,878

TOTAL INVESTMENTS IN SECURITIES-102.24% (Cost $779,512,860)		824,629,696
OTHER ASSETS LESS LIABILITIES-(2.24)%		(18,091,984)

NET ASSETS-100.00%		$806,537,712

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco CEF Income Composite ETF (PCEF)–(continued)

February 28, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2021.
(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Value February 28, 2021	Dividend Income
Invesco Bond Fund	$2,212,405	$86,536	$(182,374)	$(53,628)	$84,614		$2,069,858	$36,331
Invesco High Income 2023 Target Term Fund	1,301,886	269,550	(1,682,492)	384,900	(273,844)		-	37,357
Invesco High Income Trust II	1,540,802	2,157	(1,488,884)	(226,031)	171,956		-	11,647
Invesco Senior Income Trust	-	8,670,094	(289,412)	1,121,392	1,043		9,503,117	236,692
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	13,572,537	(13,572,537)	-	-		-	60
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	199,232	(199,232)	-	-		-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,472,276	66,271,461	(68,564,573)	-	-		7,179,164	1,652	*
Invesco Private Prime Fund	3,158,494	80,821,008	(73,119,772)	-	2,984		10,862,714	8,028	*

Total	$17,685,863	$169,892,575	$(159,099,276)	$1,226,633	$(13,247	)**	$29,614,853	$331,767

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Bond Fund	$77,695

(c)	Restricted security. The value of this security at February 28, 2021 represented 1.18% of the Fund’s Net Assets. (d) The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco CEF Income Composite ETF (PCEF)–(continued)

February 28, 2021

(Unaudited)

Portfolio Composition

Asset Class Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Bonds	35.93
Option Income	29.82
Bonds/High Yield	22.85
Fixed Income	5.82
Domestic Equity	3.21
Equities	2.37
Money Market Funds Plus Other Assets Less Liabilities	(0.00)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.88%
Aerospace & Defense-1.87%
Howmet Aerospace, Inc.
5.13%, 10/01/2024	$2,905,000	$3,162,528
5.90%, 02/01/2027	2,846,000	3,276,457
TransDigm, Inc., 5.50%, 11/15/2027	6,820,000	7,016,280

		13,455,265

Airlines-3.53%
Delta Air Lines, Inc.
7.38%, 01/15/2026	5,160,000	6,020,994
4.38%, 04/19/2028	6,738,000	6,976,756
United Airlines Holdings, Inc., 4.25%, 10/01/2022(b)	12,283,100	12,451,992

		25,449,742

Auto Components-2.19%
American Axle & Manufacturing, Inc.
6.25%, 04/01/2025(b)	2,423,000	2,498,961
6.88%, 07/01/2028(b)	2,430,000	2,575,800
Dana, Inc.
5.50%, 12/15/2024(b)	1,948,000	1,985,742
5.63%, 06/15/2028	1,976,000	2,100,261
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023(b)	3,151,000	3,174,632
5.00%, 05/31/2026	3,363,000	3,441,392

		15,776,788

Automobiles-3.23%
Ford Motor Co.
8.50%, 04/21/2023	9,470,000	10,606,400
4.35%, 12/08/2026	11,910,000	12,710,114

		23,316,514

Banks-0.75%
CIT Group, Inc.
5.00%, 08/15/2022	2,406,000	2,541,794
6.13%, 03/09/2028	2,280,000	2,829,617

		5,371,411

Building Products-0.29%
Griffon Corp., 5.75%, 03/01/2028	2,015,000	2,118,269

Chemicals-3.75%
Ashland LLC, 4.75%, 08/15/2022	2,727,000	2,834,376
Avient Corp., 5.25%, 03/15/2023	2,651,000	2,858,083
CF Industries, Inc., 3.45%, 06/01/2023	4,885,000	5,098,719
Chemours Co. (The), 5.38%, 05/15/2027(b)	3,392,000	3,576,440
Huntsman International LLC
5.13%, 11/15/2022	2,289,000	2,422,993
4.50%, 05/01/2029	2,399,000	2,706,479
Olin Corp., 5.63%, 08/01/2029	3,729,000	4,027,339
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029	3,270,000	3,477,661

		27,002,090

Commercial Services & Supplies-1.02%
ADT Security Corp. (The), 3.50%, 07/15/2022	4,227,000	4,266,628
Covanta Holding Corp., 6.00%, 01/01/2027	2,971,000	3,100,417

		7,367,045

	Principal Amount	Value
Communications Equipment-0.43%
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	$1,457,150	$1,482,650
6.63%, 08/01/2026	1,433,000	1,603,384

		3,086,034

Construction & Engineering-1.81%
AECOM
5.88%, 10/15/2024	2,780,000	3,092,750
5.13%, 03/15/2027	2,815,000	3,081,862
Fluor Corp.
3.50%, 12/15/2024(b)	3,454,000	3,503,358
4.25%, 09/15/2028(b)	3,315,000	3,389,587

		13,067,557

Consumer Finance-3.67%
Ally Financial, Inc., 5.75%, 11/20/2025	8,533,000	9,749,573
Navient Corp.
6.50%, 06/15/2022	3,325,000	3,458,432
5.00%, 03/15/2027	3,650,000	3,582,037
OneMain Finance Corp.
6.13%, 03/15/2024	2,410,000	2,593,763
6.63%, 01/15/2028	2,405,000	2,739,031
SLM Corp., 4.20%, 10/29/2025	4,141,000	4,348,050

		26,470,886

Containers & Packaging-2.55%
Ball Corp.
5.25%, 07/01/2025	2,185,000	2,462,222
2.88%, 08/15/2030	2,475,000	2,406,937
Berry Global, Inc., 0.95%, 02/15/2024(c)	5,000,000	5,005,225
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/2023	5,013,000	5,282,449
Silgan Holdings, Inc., 4.13%, 02/01/2028	3,132,000	3,260,569

		18,417,402

Diversified Consumer Services-0.52%
Service Corp. International, 5.13%, 06/01/2029	3,449,000	3,732,922

Diversified Telecommunication Services-1.62%
Lumen Technologies, Inc.
Series G, 6.88%, 01/15/2028	5,259,000	5,950,243
Series S, 6.45%, 06/15/2021	5,623,000	5,701,722

		11,651,965

Electric Utilities-2.35%
DPL, Inc., 4.13%, 07/01/2025(c)	3,216,000	3,445,140
FirstEnergy Corp.
Series B, 4.25%, 03/15/2023	4,185,000	4,432,703
Series B, 4.40%, 07/15/2027	4,077,000	4,489,919
NRG Energy, Inc., 6.63%, 01/15/2027	4,369,000	4,549,614

		16,917,376

Electronic Equipment, Instruments & Components-0.70%
CDW LLC/CDW Finance Corp.
5.50%, 12/01/2024	2,281,000	2,521,931
3.25%, 02/15/2029	2,530,000	2,492,682

		5,014,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)–(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Energy Equipment & Services-1.42%
Oceaneering International, Inc., 4.65%, 11/15/2024	$5,012,000	$5,002,603
Patterson-UTI Energy, Inc.
3.95%, 02/01/2028	1,915,000	1,813,162
5.15%, 11/15/2029	3,455,000	3,405,818

		10,221,583

Entertainment-0.75%
Netflix, Inc.
5.50%, 02/15/2022	2,494,000	2,595,319
4.88%, 04/15/2028	2,472,000	2,814,792

		5,410,111

Equity REITs-5.77%
CyrusOne L.P./CyrusOne Finance Corp.
2.90%, 11/15/2024	1,315,000	1,396,024
3.45%, 11/15/2029	1,345,000	1,417,005
Diversified Healthcare Trust, 4.75%, 02/15/2028	4,712,000	4,653,100
EPR Properties, 3.75%, 08/15/2029	3,730,000	3,547,136
FelCor Lodging L.P., 6.00%, 06/01/2025	3,298,000	3,402,200
GEO Group, Inc. (The), 6.00%, 04/15/2026(b)	4,643,000	3,400,997
GLP Capital L.P./GLP Financing II, Inc.
5.25%, 06/01/2025	1,745,000	1,973,106
5.38%, 04/15/2026	1,750,000	2,012,736
iStar, Inc., 4.75%, 10/01/2024	2,270,000	2,333,617
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	2,977,000	3,176,385
RHP Hotel Properties L.P./RHP Finance Corp.
5.00%, 04/15/2023	1,518,000	1,525,135
4.75%, 10/15/2027	1,599,000	1,623,784
Sabra Health Care L.P., 5.13%, 08/15/2026	2,523,000	2,852,887
SBA Communications Corp.
4.88%, 09/01/2024	1,628,000	1,671,875
3.88%, 02/15/2027	1,610,000	1,670,826
Service Properties Trust
4.35%, 10/01/2024	2,459,000	2,443,631
4.75%, 10/01/2026	2,530,000	2,498,375

		41,598,819

Food Products-2.48%
B&G Foods, Inc., 5.25%, 04/01/2025	2,581,000	2,649,138
Kraft Heinz Foods Co. (The)
3.50%, 06/06/2022	5,605,000	5,803,336
3.00%, 06/01/2026	5,792,000	6,178,452
TreeHouse Foods, Inc., 4.00%, 09/01/2028	3,170,000	3,263,753

		17,894,679

Gas Utilities-0.71%
AmeriGas Partners L.P./AmeriGas Finance Corp.
5.63%, 05/20/2024	2,287,000	2,536,420
5.88%, 08/20/2026	2,310,000	2,609,873

		5,146,293

Health Care Equipment & Supplies-0.39%
Teleflex, Inc., 4.63%, 11/15/2027	2,664,000	2,813,357

Health Care Providers & Services-6.02%
Centene Corp., 4.63%, 12/15/2029	7,871,000	8,486,119

	Principal Amount	Value
Health Care Providers & Services-(continued)
Encompass Health Corp., 4.75%, 02/01/2030	$3,300,000	$3,496,548
HCA, Inc.
5.38%, 02/01/2025	4,641,000	5,216,414
3.50%, 09/01/2030	5,120,000	5,299,026
Magellan Health, Inc., 4.90%, 09/22/2024	3,166,000	3,476,664
Molina Healthcare, Inc., 5.38%, 11/15/2022	4,932,000	5,218,673
Tenet Healthcare Corp.
4.88%, 01/01/2026(c)	3,340,000	3,456,666
4.63%, 06/15/2028(c)	3,400,000	3,530,084
Universal Health Services, Inc., 2.65%, 10/15/2030(c)	5,290,000	5,240,459

		43,420,653

Hotels, Restaurants & Leisure-5.55%
Aramark Services, Inc., 4.75%, 06/01/2026	5,491,000	5,581,602
Churchill Downs, Inc., 5.50%, 04/01/2027(c)	1,883,000	1,966,257
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/2030	4,642,000	5,001,685
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/2026	2,712,000	2,818,799
MGM Resorts International
6.00%, 03/15/2023	2,886,000	3,080,805
5.50%, 04/15/2027	2,875,000	3,122,552
Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022	4,254,000	4,342,398
3.70%, 03/15/2028(b)	4,880,000	4,632,950
Travel + Leisure Co.
4.25%, 03/01/2022	1,758,000	1,783,491
Series J, 6.00%, 04/01/2027	1,629,000	1,817,353
Yum! Brands, Inc.
3.75%, 11/01/2021	2,925,000	2,950,228
3.63%, 03/15/2031	3,040,000	2,926,000

		40,024,120

Household Durables-5.18%
Century Communities, Inc., 6.75%, 06/01/2027	2,005,000	2,141,150
KB Home, 7.00%, 12/15/2021	2,395,000	2,465,952
Lennar Corp.
4.50%, 04/30/2024	2,578,000	2,829,935
4.75%, 11/29/2027	2,562,000	2,968,717
M/I Homes, Inc., 4.95%, 02/01/2028	2,215,000	2,327,954
MDC Holdings, Inc., 2.50%, 01/15/2031	2,730,000	2,668,575
Meritage Homes Corp., 6.00%, 06/01/2025	2,490,000	2,802,806
Newell Brands, Inc.
4.35%, 04/01/2023	2,330,000	2,452,325
4.70%, 04/01/2026	2,294,000	2,546,340
PulteGroup, Inc., 5.50%, 03/01/2026	3,933,000	4,636,535
Tempur Sealy International, Inc., 5.50%, 06/15/2026	2,876,000	2,965,875
Toll Brothers Finance Corp.
4.38%, 04/15/2023	1,700,340	1,803,211
4.88%, 03/15/2027	1,678,000	1,923,089
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024	1,284,000	1,406,782
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	1,235,000	1,377,025

		37,316,271

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)–(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Household Products-0.50%
Spectrum Brands, Inc., 5.75%, 07/15/2025	$3,501,000	$3,610,406

Independent Power and Renewable Electricity Producers-0.47%
AES Corp. (The), 2.45%, 01/15/2031(c)	3,490,000	3,410,779

Internet & Direct Marketing Retail-0.89%
QVC, Inc.
4.38%, 03/15/2023	3,060,000	3,212,388
4.75%, 02/15/2027	3,055,000	3,226,859

		6,439,247

IT Services-0.35%
VeriSign, Inc.
4.63%, 05/01/2023	1,240,000	1,250,075
4.75%, 07/15/2027	1,204,000	1,273,983

		2,524,058

Machinery-1.41%
Hillenbrand, Inc., 5.00%, 09/15/2026	2,306,000	2,568,308
Trinity Industries, Inc., 4.55%, 10/01/2024	3,766,000	3,954,300
Wabtec Corp.
4.40%, 03/15/2024	1,581,000	1,726,602
4.95%, 09/15/2028	1,650,000	1,933,306

		10,182,516

Media-3.76%
AMC Networks, Inc.
5.00%, 04/01/2024	1,454,000	1,473,993
4.25%, 02/15/2029	1,820,000	1,788,969
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/2030(c)	5,905,000	6,170,430
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	5,506,000	6,268,587
DISH DBS Corp.
6.75%, 06/01/2021	3,455,000	3,497,324
7.75%, 07/01/2026	3,581,000	3,945,420
Lamar Media Corp., 3.75%, 02/15/2028	3,940,000	3,996,637

		27,141,360

Metals & Mining-1.83%
AK Steel Corp., 7.00%, 03/15/2027	760	790
Allegheny Technologies, Inc.
7.88%, 08/15/2023	1,369,000	1,496,146
5.88%, 12/01/2027(b)	1,429,000	1,512,061
Carpenter Technology Corp., 6.38%, 07/15/2028	2,425,000	2,668,262
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	3,450,000	3,604,215
4.63%, 08/01/2030	3,540,000	3,917,983

		13,199,457

Mortgage REITs-0.80%
Starwood Property Trust, Inc., 5.00%, 12/15/2021	5,662,000	5,757,546

Multiline Retail-2.62%
Macy’s Retail Holdings LLC, 2.88%, 02/15/2023	11,042,000	10,989,219
Nordstrom, Inc., 4.38%, 04/01/2030(b)	8,145,000	7,930,187

		18,919,406

	Principal Amount	Value
Oil, Gas & Consumable Fuels-11.34%
Apache Corp.
4.63%, 11/15/2025	$3,440,000	$3,569,000
4.38%, 10/15/2028	3,540,000	3,589,560
Continental Resources, Inc.
3.80%, 06/01/2024	3,220,000	3,303,672
4.38%, 01/15/2028(b)	3,813,000	4,016,881
Devon Energy Corp., 5.85%, 12/15/2025	2,574,000	3,009,659
Diamondback Energy, Inc.
2.88%, 12/01/2024	1,699,000	1,798,222
3.50%, 12/01/2029	1,850,000	1,940,898
EQM Midstream Partners L.P.
4.75%, 07/15/2023	1,630,000	1,683,480
5.50%, 07/15/2028	1,695,000	1,749,460
EQT Corp.
7.63%, 02/01/2025	1,400,000	1,628,158
3.90%, 10/01/2027	1,843,000	1,919,024
Hess Corp., 4.30%, 04/01/2027	5,999,000	6,645,314
Murphy Oil Corp.
5.75%, 08/15/2025	3,204,000	3,180,306
5.88%, 12/01/2027	3,205,000	3,159,938
Occidental Petroleum Corp.
2.90%, 08/15/2024	7,845,000	7,635,146
3.50%, 08/15/2029	8,855,000	8,458,296
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 02/15/2028	7,533,000	4,797,579
PDC Energy, Inc., 6.13%, 09/15/2024	2,892,000	2,960,208
Range Resources Corp.
4.88%, 05/15/2025(b)	1,893,000	1,874,543
8.25%, 01/15/2029(c)	1,770,000	1,905,538
Southwestern Energy Co.
6.45%, 01/23/2025	1,466,000	1,542,049
7.75%, 10/01/2027	1,500,000	1,605,863
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	6,335,000	6,780,414
WPX Energy, Inc., 4.50%, 01/15/2030	2,800,000	2,980,040

		81,733,248

Personal Products-0.33%
Edgewell Personal Care Co., 4.70%, 05/24/2022	2,254,000	2,360,806

Pharmaceuticals-0.41%
Elanco Animal Health, Inc.
5.27%, 08/28/2023	1,335,000	1,437,628
5.90%, 08/28/2028	1,275,000	1,482,985

		2,920,613

Professional Services-0.53%
IHS Markit Ltd.
4.13%, 08/01/2023	1,728,000	1,862,032
4.25%, 05/01/2029	1,695,000	1,949,869

		3,811,901

Real Estate Management & Development-0.69%
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	1,268,000	1,283,216
4.75%, 03/01/2029	1,250,000	1,289,937
Newmark Group, Inc., 6.13%, 11/15/2023	2,235,000	2,425,540

		4,998,693

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)–(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Semiconductors & Semiconductor Equipment-0.99%
Amkor Technology, Inc., 6.63%, 09/15/2027(c)	$3,466,000	$3,764,942
Qorvo, Inc., 4.38%, 10/15/2029	3,140,000	3,392,676

		7,157,618

Software-0.80%
CDK Global, Inc.
5.00%, 10/15/2024	1,318,000	1,459,685
4.88%, 06/01/2027	1,326,000	1,389,814
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	635,000	635,603
Nuance Communications, Inc., 5.63%, 12/15/2026	2,141,640	2,247,384

		5,732,486

Specialty Retail-4.04%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030	3,760,000	3,943,300
L Brands, Inc., 5.25%, 02/01/2028	9,894,000	10,605,131
Murphy Oil USA, Inc., 4.75%, 09/15/2029	4,320,000	4,643,201
Penske Automotive Group, Inc., 5.50%, 05/15/2026	5,750,000	5,933,281
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025	3,872,000	3,964,928

		29,089,841

Technology Hardware, Storage & Peripherals-4.71%
EMC Corp., 3.38%, 06/01/2023	12,641,000	13,131,471
Seagate HDD Cayman
4.75%, 01/01/2025	3,380,000	3,665,188
4.09%, 06/01/2029(c)	3,550,000	3,689,781
Western Digital Corp., 4.75%, 02/15/2026	7,483,000	8,287,422
Xerox Corp., 4.38%, 03/15/2023	4,940,000	5,161,781

		33,935,643

Textiles, Apparel & Luxury Goods-0.49%
Under Armour, Inc., 3.25%, 06/15/2026(b)	3,475,000	3,551,745

Thrifts & Mortgage Finance-0.80%
MGIC Investment Corp., 5.25%, 08/15/2028	2,845,000	2,995,856
Radian Group, Inc.
4.50%, 10/01/2024	1,300,420	1,368,692
4.88%, 03/15/2027	1,342,000	1,425,875

		5,790,423

Investment Abbreviations:

REIT-Real Estate Investment Trust

	Principal Amount	Value
Trading Companies & Distributors-0.88%
United Rentals North America, Inc., 4.88%, 01/15/2028	$5,988,000	$6,357,579

Wireless Telecommunication Services-1.69%
Sprint Capital Corp., 6.88%, 11/15/2028	4,818,000	6,103,804
Sprint Corp., 7.88%, 09/15/2023	5,295,000	6,069,394

		12,173,198

Total U.S. Dollar Denominated Bonds & Notes (Cost $686,727,819)		712,860,334

	Shares
Money Market Funds-0.85%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $6,150,808)	6,150,808	6,150,808

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $692,878,627)		719,011,142

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.21%
Invesco Private Government Fund, 0.01%(d)(e)(f)	17,197,700	17,197,700
Invesco Private Prime Fund, 0.11%(d)(e)(f)	27,535,360	27,546,375

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,742,363)		44,744,075

TOTAL INVESTMENTS IN SECURITIES-105.94% (Cost $737,620,990)		763,755,217
OTHER ASSETS LESS LIABILITIES-(5.94)%		(42,810,808)

NET ASSETS-100.00%		$720,944,409

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)–(continued)

February 28, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $41,585,301, which represented 5.77% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$66,478,443	$(60,327,635)	$-	$-	$6,150,808	$345
Invesco Premier U.S. Government Money Portfolio, Institutional Class	4,085,897	14,211,271	(18,297,168)	-	-	-	29
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,700,947	70,188,626	(69,691,873)	-	-	17,197,700	2,581	*
Invesco Private Prime Fund	5,576,100	64,263,804	(42,297,386)	1,712	2,145	27,546,375	13,546	*

Total	$26,362,944	$215,142,144	$(190,614,062)	$1,712	$2,145	$50,894,883	$16,501

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Consumer Discretionary	24.71
Energy	12.76
Industrials	11.34
Materials	8.13
Information Technology	7.98
Communication Services	7.82
Health Care	6.82
Real Estate	6.46
Financials	6.02
Utilities	3.53
Consumer Staples	3.31
Money Market Funds Plus Other Assets Less Liabilities	1.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.54%
Aerospace & Defense-2.51%
Boeing Co. (The)
4.88%, 05/01/2025	$125,000	$139,495
5.15%, 05/01/2030	125,000	145,037
General Dynamics Corp.
3.00%, 05/11/2021	71,000	71,380
3.75%, 05/15/2028	71,000	80,508
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025	30,000	33,029
3.48%, 12/01/2027	30,000	33,034
L3Harris Technologies, Inc.
3.85%, 06/15/2023	33,000	35,440
4.40%, 06/15/2028	33,000	38,350
Lockheed Martin Corp., 3.55%, 01/15/2026	174,000	193,462
Northrop Grumman Corp.
2.55%, 10/15/2022	68,000	70,246
2.93%, 01/15/2025	70,000	74,680
3.25%, 01/15/2028	66,000	71,694
Raytheon Technologies Corp.
2.50%, 12/15/2022	120,000	123,803
4.13%, 11/16/2028	104,000	119,453
Textron, Inc., 3.00%, 06/01/2030	85,000	88,314

		1,317,925

Air Freight & Logistics-0.93%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028(b)	80,000	91,387
FedEx Corp.
3.80%, 05/15/2025	75,000	82,797
3.10%, 08/05/2029	83,000	89,022
United Parcel Service, Inc.
3.90%, 04/01/2025	100,000	111,272
3.05%, 11/15/2027	104,000	114,834

		489,312

Airlines-0.28%
Southwest Airlines Co.
5.25%, 05/04/2025	65,000	74,354
2.63%, 02/10/2030	75,000	75,038

		149,392

Auto Components-0.38%
BorgWarner, Inc.
3.38%, 03/15/2025(b)	42,000	45,571
2.65%, 07/01/2027	40,000	42,215
Lear Corp., 3.80%, 09/15/2027	100,000	110,257

		198,043

Automobiles-0.89%
General Motors Financial Co., Inc.
3.20%, 07/06/2021	152,000	153,106
4.35%, 01/17/2027	164,000	184,404
PACCAR Financial Corp., 2.65%, 05/10/2022	124,000	127,549

		465,059

Banks-6.94%
Bank of America Corp.
3.30%, 01/11/2023	221,000	233,326
3.25%, 10/21/2027	220,000	240,927

	Principal Amount	Value
Banks-(continued)
Citigroup, Inc.
4.50%, 01/14/2022	$204,000	$211,495
4.45%, 09/29/2027	205,000	235,793
Citizens Bank N.A., 3.25%, 02/14/2022	50,000	51,286
Comerica, Inc.
3.70%, 07/31/2023	40,000	43,034
4.00%, 02/01/2029	43,000	49,170
Fifth Third Bancorp, 2.55%, 05/05/2027	65,000	69,052
Fifth Third Bank, 2.25%, 06/14/2021	76,000	76,310
First Republic Bank, 2.50%, 06/06/2022	101,000	103,498
Huntington Bancshares, Inc.
2.63%, 08/06/2024	50,000	53,132
2.55%, 02/04/2030	57,000	58,743
JPMorgan Chase & Co.
3.88%, 09/10/2024	245,000	269,985
2.95%, 10/01/2026	261,000	283,266
KeyCorp
5.10%, 03/24/2021	59,000	59,177
2.25%, 04/06/2027	70,000	73,133
Manufacturers and Traders Trust Co., 2.90%, 02/06/2025	88,000	94,914
People’s United Financial, Inc., 3.65%, 12/06/2022	71,000	74,336
PNC Bank N.A., 2.15%, 04/29/2021	102,000	102,157
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030	105,000	109,825
Regions Financial Corp., 3.80%, 08/14/2023	114,000	122,853
SVB Financial Group, 3.13%, 06/05/2030	75,000	80,518
Truist Bank, 3.63%, 09/16/2025	86,000	95,478
Truist Financial Corp., 1.13%, 08/03/2027	90,000	88,289
U.S. Bancorp
3.38%, 02/05/2024	119,000	128,818
Series V, 2.38%, 07/22/2026	121,000	127,931
Wells Fargo & Co.
2.63%, 07/22/2022	247,000	254,858
3.00%, 04/22/2026	236,000	254,934

		3,646,238

Beverages-1.58%
Coca-Cola Co. (The)
2.88%, 10/27/2025	122,000	132,665
1.45%, 06/01/2027	130,000	130,359
Constellation Brands, Inc.
4.25%, 05/01/2023	44,000	47,417
3.60%, 02/15/2028	38,000	42,315
Keurig Dr Pepper, Inc.
4.06%, 05/25/2023	55,000	59,206
4.60%, 05/25/2028	46,000	54,177
Molson Coors Beverage Co.
2.10%, 07/15/2021	49,000	49,227
3.00%, 07/15/2026	48,000	51,600
PepsiCo, Inc.
2.75%, 03/01/2023	125,000	131,183
3.00%, 10/15/2027	119,000	130,492

		828,641

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Biotechnology-1.65%
AbbVie, Inc.
2.60%, 11/21/2024	$105,000	$111,551
3.20%, 11/21/2029	114,000	122,732
Amgen, Inc.
3.63%, 05/22/2024	100,000	108,795
2.20%, 02/21/2027	100,000	104,108
Biogen, Inc.
4.05%, 09/15/2025	56,000	62,907
2.25%, 05/01/2030	70,000	69,720
Gilead Sciences, Inc.
3.65%, 03/01/2026	98,000	108,611
2.95%, 03/01/2027	100,000	108,001
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	75,000	70,791

		867,216

Building Products-0.53%
Fortune Brands Home & Security, Inc.
4.00%, 09/21/2023	29,000	31,470
3.25%, 09/15/2029	33,000	35,266
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030	140,000	136,039
Masco Corp.
4.45%, 04/01/2025	35,000	39,519
4.38%, 04/01/2026	31,000	35,595

		277,889

Capital Markets-3.80%
Ameriprise Financial, Inc.
4.00%, 10/15/2023	69,000	75,482
2.88%, 09/15/2026	73,000	78,962
Bank of New York Mellon Corp. (The)
2.20%, 08/16/2023	97,000	101,197
3.85%, 04/28/2028	84,000	96,434
BlackRock, Inc.
3.50%, 03/18/2024	74,000	81,014
2.40%, 04/30/2030	85,000	88,266
Charles Schwab Corp. (The), 2.65%, 01/25/2023	80,000	83,421
CME Group, Inc.
3.00%, 03/15/2025	51,000	54,977
3.75%, 06/15/2028	55,000	62,740
Franklin Resources, Inc., 1.60%, 10/30/2030	120,000	114,001
Goldman Sachs Group, Inc. (The)
5.75%, 01/24/2022	142,000	148,942
3.50%, 11/16/2026	137,000	150,380
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	35,000	39,520
Morgan Stanley
3.63%, 01/20/2027	132,000	147,741
Series F, 3.88%, 04/29/2024	128,000	140,782
Nasdaq, Inc.
4.25%, 06/01/2024	36,000	39,584
1.65%, 01/15/2031	40,000	37,485
Northern Trust Corp.
3.95%, 10/30/2025	50,000	56,497
1.95%, 05/01/2030	55,000	55,041
Raymond James Financial, Inc., 3.63%, 09/15/2026	81,000	91,354

	Principal Amount	Value
Capital Markets-(continued)
State Street Corp.
3.55%, 08/18/2025	$71,000	$78,850
2.40%, 01/24/2030	75,000	78,446
TD Ameritrade Holding Corp., 3.30%, 04/01/2027	85,000	93,801

		1,994,917

Chemicals-2.82%
Air Products and Chemicals, Inc.
1.50%, 10/15/2025	50,000	51,026
2.05%, 05/15/2030	59,000	59,697
Celanese US Holdings LLC, 4.63%, 11/15/2022	76,000	81,060
DuPont de Nemours, Inc.
4.21%, 11/15/2023	80,000	87,666
4.73%, 11/15/2028	80,000	94,792
Eastman Chemical Co.
3.80%, 03/15/2025	43,000	47,060
4.50%, 12/01/2028	40,000	47,119
Ecolab, Inc., 2.70%, 11/01/2026	100,000	107,853
EI du Pont de Nemours and Co.
1.70%, 07/15/2025	40,000	40,939
2.30%, 07/15/2030	35,000	35,718
FMC Corp., 3.20%, 10/01/2026	48,000	52,370
Linde, Inc.
3.20%, 01/30/2026	76,000	83,631
1.10%, 08/10/2030	90,000	83,519
LYB International Finance II B.V., 3.50%, 03/02/2027	91,000	99,882
LyondellBasell Industries N.V., 5.75%, 04/15/2024	96,000	108,680
Mosaic Co. (The)
4.25%, 11/15/2023	43,000	46,781
4.05%, 11/15/2027	49,000	55,410
PPG Industries, Inc., 3.75%, 03/15/2028	91,000	104,184
Sherwin-Williams Co. (The)
3.13%, 06/01/2024	50,000	53,791
3.45%, 06/01/2027	48,000	52,738
Westlake Chemical Corp., 3.60%, 08/15/2026	79,000	86,587

		1,480,503

Commercial Services & Supplies-0.57%
Cintas Corp. No. 2
2.90%, 04/01/2022	38,000	38,988
3.70%, 04/01/2027	28,000	31,605
Republic Services, Inc.
2.50%, 08/15/2024	50,000	52,957
3.95%, 05/15/2028	49,000	55,878
Waste Management, Inc.
3.13%, 03/01/2025	60,000	64,727
3.15%, 11/15/2027	50,000	55,103

		299,258

Communications Equipment-0.80%
Cisco Systems, Inc.
3.63%, 03/04/2024	124,000	135,887
2.50%, 09/20/2026	125,000	133,678
Juniper Networks, Inc., 3.75%, 08/15/2029	63,000	69,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Communications Equipment-(continued)
Motorola Solutions, Inc.
4.00%, 09/01/2024	$38,000	$42,090
4.60%, 05/23/2029	33,000	38,301

		419,178

Construction & Engineering-0.12%
Quanta Services, Inc., 2.90%, 10/01/2030	60,000	62,053

Construction Materials-0.23%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	56,000	62,714
Vulcan Materials Co., 3.50%, 06/01/2030	55,000	60,589

		123,303

Consumer Finance-2.12%
American Express Co., 2.50%, 08/01/2022	100,000	102,935
American Express Credit Corp., 3.30%, 05/03/2027	96,000	106,548
Capital One Financial Corp.
4.20%, 10/29/2025	111,000	124,435
3.80%, 01/31/2028	115,000	128,797
Discover Bank
4.20%, 08/08/2023	100,000	108,656
3.45%, 07/27/2026	86,000	94,460
GE Capital Funding LLC
3.45%, 05/15/2025(c)	200,000	216,970
4.40%, 05/15/2030(c)	200,000	228,526

		1,111,327

Containers & Packaging-1.00%
Avery Dennison Corp., 4.88%, 12/06/2028	61,000	72,528
Bemis Co., Inc., 2.63%, 06/19/2030	90,000	92,986
International Paper Co., 3.80%, 01/15/2026	120,000	133,977
Packaging Corp. of America
4.50%, 11/01/2023	30,000	32,895
3.40%, 12/15/2027	35,000	39,139
Sonoco Products Co., 3.13%, 05/01/2030	55,000	58,396
WRKCo, Inc.
3.75%, 03/15/2025	50,000	54,890
4.90%, 03/15/2029	35,000	41,936

		526,747

Distributors-0.19%
Genuine Parts Co., 1.88%, 11/01/2030	105,000	99,260

Diversified Consumer Services-0.12%

Block Financial LLC, 3.88%, 08/15/2030	60,000	62,839

Diversified Financial Services-1.41%
Berkshire Hathaway, Inc.
2.75%, 03/15/2023	216,000	225,744
3.13%, 03/15/2026	203,000	222,477
Equitable Holdings, Inc.
3.90%, 04/20/2023	42,000	44,931
4.35%, 04/20/2028	71,000	80,804
Jefferies Financial Group, Inc., 5.50%, 10/18/2023	40,000	43,578
Voya Financial, Inc., 3.65%, 06/15/2026	110,000	123,506

		741,040

	Principal Amount	Value
Diversified Telecommunication Services-1.67%
AT&T, Inc.
3.40%, 05/15/2025	$215,000	$234,633
4.30%, 02/15/2030	200,000	228,078
Verizon Communications, Inc.
5.15%, 09/15/2023	183,000	204,213
4.33%, 09/21/2028	180,000	208,658

		875,582

Electric Utilities-3.82%
American Electric Power Co., Inc., 3.20%, 11/13/2027	66,000	72,174
Avangrid, Inc.
3.20%, 04/15/2025	45,000	48,561
3.80%, 06/01/2029	38,000	42,745
Consolidated Edison Co. of New York, Inc., Series D, 4.00%, 12/01/2028	61,000	69,372
Duke Energy Corp.
3.75%, 04/15/2024	94,000	102,104
2.65%, 09/01/2026	96,000	101,781
Edison International, 4.13%, 03/15/2028	56,000	60,901
Entergy Corp.
0.90%, 09/15/2025	60,000	58,945
2.95%, 09/01/2026	55,000	58,870
Evergy, Inc.
2.45%, 09/15/2024	40,000	42,142
2.90%, 09/15/2029	40,000	42,281
Eversource Energy, Series K, 2.75%, 03/15/2022	52,000	53,191
Exelon Corp.
3.50%, 06/01/2022	89,000	92,217
4.05%, 04/15/2030	80,000	91,241
Interstate Power and Light Co.
3.25%, 12/01/2024	34,000	36,931
4.10%, 09/26/2028	33,000	38,119
NextEra Energy Capital Holdings, Inc.
2.75%, 05/01/2025	90,000	95,891
2.25%, 06/01/2030	91,000	91,498
NSTAR Electric Co., 3.20%, 05/15/2027	53,000	58,611
Ohio Power Co., Series M, 5.38%, 10/01/2021	76,000	78,245
Pinnacle West Capital Corp., 1.30%, 06/15/2025(b)	75,000	75,258
PPL Capital Funding, Inc.
3.40%, 06/01/2023	64,000	67,721
4.13%, 04/15/2030	55,000	63,355
Southern California Edison Co., Series E, 3.70%, 08/01/2025	60,000	65,932
Southern Co. (The)
2.35%, 07/01/2021	96,000	96,470
3.25%, 07/01/2026	88,000	95,604
Virginia Electric & Power Co., Series C, 2.75%, 03/15/2023	74,000	77,156
Xcel Energy, Inc.
3.30%, 06/01/2025	60,000	64,938
4.00%, 06/15/2028	55,000	62,367

		2,004,621

Electrical Equipment-0.62%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	45,000	43,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Electrical Equipment-(continued)
Eaton Corp.
2.75%, 11/02/2022	$71,000	$73,817
3.10%, 09/15/2027	64,000	70,353
Emerson Electric Co.
3.15%, 06/01/2025	63,000	68,427
1.80%, 10/15/2027	65,000	66,636

		323,073

Electronic Equipment, Instruments & Components-1.17%
Amphenol Corp., 2.80%, 02/15/2030	70,000	73,293
Arrow Electronics, Inc.
3.25%, 09/08/2024	43,000	46,154
3.88%, 01/12/2028	48,000	53,177
Avnet, Inc., 4.63%, 04/15/2026	88,000	98,277
Flex Ltd.
4.75%, 06/15/2025	43,000	48,435
4.88%, 06/15/2029	50,000	57,607
FLIR Systems, Inc., 2.50%, 08/01/2030	40,000	41,064
Jabil, Inc.
4.70%, 09/15/2022	38,000	40,328
3.95%, 01/12/2028	53,000	59,585
Keysight Technologies, Inc.
4.55%, 10/30/2024	20,000	22,508
4.60%, 04/06/2027	18,000	21,056
Trimble, Inc., 4.90%, 06/15/2028	43,000	50,530

		612,014

Energy Equipment & Services-0.90%
Halliburton Co.
3.80%, 11/15/2025	63,000	70,053
2.92%, 03/01/2030	70,000	71,571
NOV, Inc., 3.60%, 12/01/2029	113,000	117,621
Schlumberger Investment S.A.
3.65%, 12/01/2023	99,000	106,635
2.65%, 06/26/2030	105,000	108,718

		474,598

Entertainment-0.79%
Activision Blizzard, Inc., 3.40%, 09/15/2026	78,000	86,650
Electronic Arts, Inc., 1.85%, 02/15/2031	75,000	72,798
Walt Disney Co. (The)
1.75%, 08/30/2024(b)	124,000	128,669
2.65%, 01/13/2031	120,000	125,127

		413,244

Equity REITs-5.73%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	28,000	30,620
4.90%, 12/15/2030	30,000	36,467
American Homes 4 Rent L.P., 4.25%, 02/15/2028	38,000	42,551
American Tower Corp.
3.50%, 01/31/2023	59,000	62,340
3.80%, 08/15/2029	53,000	58,935
AvalonBay Communities, Inc.
3.45%, 06/01/2025	40,000	43,730
2.30%, 03/01/2030	45,000	45,921
Boston Properties L.P., 3.25%, 01/30/2031	35,000	36,851

	Principal Amount	Value
Equity REITs-(continued)
Brixmor Operating Partnership L.P.
3.85%, 02/01/2025	$34,000	$36,945
4.13%, 05/15/2029	30,000	33,324
Camden Property Trust, 2.80%, 05/15/2030	50,000	52,643
CBRE Services, Inc., 4.88%, 03/01/2026	90,000	104,773
Crown Castle International Corp.
5.25%, 01/15/2023	56,000	60,741
3.65%, 09/01/2027	56,000	62,089
Digital Realty Trust L.P., 3.70%, 08/15/2027	98,000	109,876
Equinix, Inc.
2.63%, 11/18/2024	50,000	52,992
3.20%, 11/18/2029	50,000	52,929
ERP Operating L.P.
4.63%, 12/15/2021	48,000	49,101
2.85%, 11/01/2026	38,000	40,868
Essex Portfolio L.P.
3.50%, 04/01/2025	40,000	43,524
3.00%, 01/15/2030	40,000	42,278
Federal Realty Investment Trust, 3.95%, 01/15/2024	50,000	54,469
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031	60,000	57,633
Healthpeak Properties, Inc., 3.50%, 07/15/2029	43,000	47,301
Host Hotels & Resorts L.P.
Series E, 4.00%, 06/15/2025	60,000	64,395
Series H, 3.38%, 12/15/2029	64,000	64,105
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	43,000	48,966
Kilroy Realty L.P., 3.05%, 02/15/2030	58,000	59,839
Kimco Realty Corp.
3.30%, 02/01/2025	33,000	35,647
2.80%, 10/01/2026	40,000	42,877
LifeStorage L.P., 3.50%, 07/01/2026	40,000	44,146
Mid-America Apartments L.P., 3.60%, 06/01/2027	74,000	82,040
Office Properties Income Trust, 4.50%, 02/01/2025	40,000	42,651
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	28,000	31,774
Prologis L.P.
3.75%, 11/01/2025	50,000	56,177
2.25%, 04/15/2030	52,000	52,997
Public Storage
2.37%, 09/15/2022	48,000	49,435
3.09%, 09/15/2027	46,000	50,836
Realty Income Corp.
4.65%, 08/01/2023	35,000	38,162
3.25%, 01/15/2031	40,000	43,336
Regency Centers L.P., 3.60%, 02/01/2027	47,000	51,336
Simon Property Group L.P.
2.00%, 09/13/2024	76,000	79,028
2.45%, 09/13/2029	76,000	76,877
SL Green Operating Partnership L.P., 3.25%, 10/15/2022	68,000	70,563
Spirit Realty L.P., 3.40%, 01/15/2030	63,000	66,394
UDR, Inc., 3.20%, 01/15/2030	60,000	64,407
Ventas Realty L.P.
3.50%, 02/01/2025	60,000	65,091
4.40%, 01/15/2029	54,000	61,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Equity REITs-(continued)
VEREIT Operating Partnership L.P.
4.60%, 02/06/2024	$36,000	$39,644
4.88%, 06/01/2026	43,000	49,904
Welltower, Inc.
4.00%, 06/01/2025	61,000	67,792
3.10%, 01/15/2030(b)	70,000	73,705
Weyerhaeuser Co., 4.00%, 11/15/2029	93,000	105,563
WP Carey, Inc.
4.60%, 04/01/2024	29,000	32,108
2.40%, 02/01/2031	40,000	39,928

		3,009,993

Food & Staples Retailing-2.48%
Costco Wholesale Corp.
2.75%, 05/18/2024	109,000	116,640
1.60%, 04/20/2030	120,000	116,789
Kroger Co. (The)
3.85%, 08/01/2023	93,000	99,809
2.65%, 10/15/2026	97,000	103,631
Sysco Corp.
5.65%, 04/01/2025	65,000	76,022
5.95%, 04/01/2030	60,000	76,737
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	107,000	117,660
3.45%, 06/01/2026	109,000	119,737
Walmart, Inc.
3.40%, 06/26/2023	223,000	238,227
3.70%, 06/26/2028	208,000	237,529

		1,302,781

Food Products-2.74%
Archer-Daniels-Midland Co.
2.75%, 03/27/2025	76,000	81,384
2.50%, 08/11/2026	80,000	85,207
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	60,000	60,697
3.25%, 08/15/2026	69,000	74,613
Campbell Soup Co.
3.95%, 03/15/2025	40,000	44,338
4.15%, 03/15/2028	43,000	49,286
Conagra Brands, Inc.
4.30%, 05/01/2024	40,000	44,319
4.85%, 11/01/2028	40,000	47,602
General Mills, Inc.
3.15%, 12/15/2021	58,000	58,895
4.20%, 04/17/2028	61,000	70,466
Hershey Co. (The)
3.38%, 05/15/2023	50,000	53,221
2.30%, 08/15/2026	48,000	50,795
Hormel Foods Corp., 1.80%, 06/11/2030	85,000	83,603
Ingredion, Inc., 3.20%, 10/01/2026	63,000	68,634
JM Smucker Co. (The)
3.50%, 03/15/2025	43,000	47,014
2.38%, 03/15/2030	40,000	40,555
Kellogg Co.
2.65%, 12/01/2023	50,000	52,930
3.25%, 04/01/2026	51,000	56,312
McCormick & Co., Inc.
2.70%, 08/15/2022	33,000	34,028
3.40%, 08/15/2027	33,000	36,591

	Principal Amount	Value
Food Products-(continued)
Mondelez International, Inc.
1.50%, 05/04/2025	$80,000	$81,476
2.75%, 04/13/2030	80,000	83,412
Tyson Foods, Inc.
3.95%, 08/15/2024	66,000	72,784
3.55%, 06/02/2027	56,000	62,000

		1,440,162

Gas Utilities-0.23%
Atmos Energy Corp., 3.00%, 06/15/2027	61,000	65,922
National Fuel Gas Co., 3.75%, 03/01/2023	50,000	52,538

		118,460

Health Care Equipment & Supplies-1.67%
Abbott Laboratories
3.40%, 11/30/2023	81,000	87,285
3.75%, 11/30/2026	67,000	76,166
Baxter International, Inc., 2.60%, 08/15/2026	89,000	95,506
Becton, Dickinson and Co.
3.36%, 06/06/2024	60,000	64,758
3.70%, 06/06/2027	50,000	55,916
Boston Scientific Corp.
3.45%, 03/01/2024	40,000	43,038
2.65%, 06/01/2030	40,000	41,233
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	40,000	42,490
DH Europe Finance II S.a.r.l.
2.20%, 11/15/2024	48,000	50,541
2.60%, 11/15/2029	56,000	58,255
Edwards Lifesciences Corp., 4.30%, 06/15/2028	47,000	53,746
Stryker Corp.
2.63%, 03/15/2021	56,000	56,049
3.50%, 03/15/2026	54,000	59,741
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	43,000	46,820
3.55%, 03/20/2030	40,000	43,784

		875,328

Health Care Providers & Services-3.89%
AmerisourceBergen Corp.
3.25%, 03/01/2025	90,000	97,404
3.45%, 12/15/2027	91,000	100,672
Anthem, Inc.
2.38%, 01/15/2025	90,000	94,651
3.65%, 12/01/2027	85,000	95,665
Cardinal Health, Inc.
2.62%, 06/15/2022	95,000	97,427
3.41%, 06/15/2027	89,000	97,692
Cigna Corp.
3.75%, 07/15/2023	66,000	71,000
4.38%, 10/15/2028	64,000	74,376
CVS Health Corp.
3.88%, 07/20/2025	130,000	144,405
4.30%, 03/25/2028	130,000	149,336
HCA, Inc.
5.00%, 03/15/2024	75,000	83,942
4.13%, 06/15/2029	80,000	90,127
Humana, Inc.
3.15%, 12/01/2022	70,000	72,807
3.95%, 03/15/2027	64,000	72,402

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Health Care Providers & Services-(continued)
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	$33,000	$35,996
2.95%, 12/01/2029	30,000	32,009
McKesson Corp.
3.80%, 03/15/2024	120,000	130,527
3.95%, 02/16/2028	109,000	123,609
Quest Diagnostics, Inc.
3.50%, 03/30/2025	40,000	43,677
2.95%, 06/30/2030	35,000	37,170
UnitedHealth Group, Inc.
3.75%, 07/15/2025	134,000	149,374
2.00%, 05/15/2030	150,000	149,520

		2,043,788

Hotels, Restaurants & Leisure-1.38%
Darden Restaurants, Inc., 3.85%, 05/01/2027	74,000	80,345
Las Vegas Sands Corp.
3.20%, 08/08/2024	81,000	84,992
3.50%, 08/18/2026	81,000	85,944
Marriott International, Inc.
Series EE, 5.75%, 05/01/2025	45,000	51,876
Series FF, 4.63%, 06/15/2030	50,000	56,716
McDonald’s Corp.
3.70%, 01/30/2026	96,000	107,060
3.80%, 04/01/2028	100,000	112,907
Starbucks Corp.
3.80%, 08/15/2025	66,000	73,489
2.55%, 11/15/2030	70,000	72,117

		725,446

Household Durables-0.79%
D.R. Horton, Inc.
2.50%, 10/15/2024	45,000	47,588
1.40%, 10/15/2027	40,000	39,499
Leggett & Platt, Inc., 3.50%, 11/15/2027	70,000	75,839
Mohawk Industries, Inc.
3.85%, 02/01/2023	36,000	38,002
3.63%, 05/15/2030	35,000	38,338
NVR, Inc.
3.95%, 09/15/2022	30,000	31,308
3.00%, 05/15/2030	30,000	31,762
Whirlpool Corp., 4.75%, 02/26/2029	94,000	110,943

		413,279

Household Products-1.30%
Clorox Co. (The)
3.05%, 09/15/2022	37,000	38,296
3.90%, 05/15/2028	35,000	40,063
Colgate-Palmolive Co., 3.25%, 03/15/2024	140,000	151,974
Kimberly-Clark Corp., 3.20%, 04/25/2029	127,000	141,064
Procter & Gamble Co. (The)
2.15%, 08/11/2022	150,000	154,275
3.00%, 03/25/2030	145,000	158,457

		684,129

Industrial Conglomerates-1.01%
3M Co.
3.25%, 02/14/2024	94,000	101,485
2.88%, 10/15/2027	93,000	101,810
Carlisle Cos., Inc., 2.75%, 03/01/2030	60,000	61,822

	Principal Amount	Value
Industrial Conglomerates-(continued)
Honeywell International, Inc.
1.85%, 11/01/2021	$93,000	$93,929
2.50%, 11/01/2026	98,000	105,395
Roper Technologies, Inc.
1.00%, 09/15/2025	30,000	29,749
1.75%, 02/15/2031	40,000	38,119

		532,309

Insurance-6.16%
Aflac, Inc.
3.63%, 11/15/2024	76,000	84,078
3.60%, 04/01/2030(b)	65,000	72,955
Alleghany Corp., 3.63%, 05/15/2030	65,000	72,263
Allstate Corp. (The)
3.15%, 06/15/2023	76,000	80,881
3.28%, 12/15/2026	66,000	73,675
American International Group, Inc.
4.88%, 06/01/2022	118,000	124,543
3.90%, 04/01/2026	114,000	127,636
Aon Corp., 2.80%, 05/15/2030	50,000	52,619
Aon PLC, 3.88%, 12/15/2025	50,000	55,801
Brighthouse Financial, Inc., 3.70%, 06/22/2027	142,000	154,414
Brown & Brown, Inc.
4.20%, 09/15/2024	21,000	23,392
2.38%, 03/15/2031	30,000	29,882
Chubb INA Holdings, Inc.
3.15%, 03/15/2025	80,000	86,776
1.38%, 09/15/2030	90,000	85,478
CNA Financial Corp.
3.95%, 05/15/2024	47,000	51,352
3.90%, 05/01/2029	57,000	64,828
CNO Financial Group, Inc.
5.25%, 05/30/2025	30,000	34,475
5.25%, 05/30/2029	38,000	44,693
Fidelity National Financial, Inc., 3.40%, 06/15/2030	70,000	74,984
Globe Life, Inc., 4.55%, 09/15/2028	66,000	77,472
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	124,000	131,131
Lincoln National Corp.
4.00%, 09/01/2023	71,000	77,109
3.80%, 03/01/2028	76,000	85,960
Loews Corp.
2.63%, 05/15/2023	51,000	53,188
3.75%, 04/01/2026	48,000	53,591
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	54,000	59,211
4.38%, 03/15/2029	48,000	56,278
MetLife, Inc.
3.60%, 04/10/2024	129,000	141,045
4.55%, 03/23/2030	115,000	137,713
Old Republic International Corp., 3.88%, 08/26/2026	74,000	83,412
Principal Financial Group, Inc., 3.70%, 05/15/2029	142,000	159,581
Progressive Corp. (The)
3.75%, 08/23/2021	66,000	67,128
2.45%, 01/15/2027	63,000	67,389

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Insurance-(continued)
Prudential Financial, Inc.
3.50%, 05/15/2024	$129,000	$141,284
3.88%, 03/27/2028	132,000	152,513
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	94,000	104,238
Unum Group, 4.50%, 03/15/2025	95,000	106,348
Willis North America, Inc.
3.60%, 05/15/2024	42,000	45,609
2.95%, 09/15/2029	40,000	42,356

		3,237,281

Interactive Media & Services-0.61%
Alphabet, Inc.
0.45%, 08/15/2025	165,000	162,342
2.00%, 08/15/2026	152,000	159,532

		321,874

Internet & Direct Marketing Retail-1.10%
Amazon.com, Inc.
2.80%, 08/22/2024	140,000	150,491
3.15%, 08/22/2027	135,000	149,220
Booking Holdings, Inc.
4.10%, 04/13/2025	51,000	56,742
4.63%, 04/13/2030	55,000	65,412
eBay, Inc.
2.60%, 07/15/2022	48,000	49,188
3.60%, 06/05/2027	50,000	55,766
Expedia Group, Inc., 3.80%, 02/15/2028	48,000	51,310

		578,129

IT Services-2.95%
Amdocs Ltd., 2.54%, 06/15/2030	60,000	60,358
Automatic Data Processing, Inc.
3.38%, 09/15/2025	56,000	62,025
1.25%, 09/01/2030	60,000	56,924
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	57,000	59,830
DXC Technology Co., 4.25%, 04/15/2024	103,000	112,002
Fidelity National Information Services, Inc.
3.50%, 04/15/2023	48,000	50,749
3.00%, 08/15/2026	52,000	56,891
Fiserv, Inc.
2.75%, 07/01/2024	34,000	36,137
3.50%, 07/01/2029	38,000	41,734
Global Payments, Inc.
2.65%, 02/15/2025	30,000	31,664
3.20%, 08/15/2029	23,000	24,467
International Business Machines Corp.
3.00%, 05/15/2024	167,000	179,486
3.50%, 05/15/2029	175,000	192,447
Leidos, Inc.
2.95%, 05/15/2023(b)(c)	35,000	36,748
4.38%, 05/15/2030(c)	40,000	45,490
Mastercard, Inc.
3.38%, 04/01/2024	63,000	68,558
3.35%, 03/26/2030	55,000	61,423
PayPal Holdings, Inc.
2.40%, 10/01/2024	55,000	58,213
2.85%, 10/01/2029	55,000	58,666

	Principal Amount	Value
IT Services-(continued)
Visa, Inc.
3.15%, 12/14/2025	$81,000	$88,827
1.90%, 04/15/2027	85,000	87,823
Western Union Co. (The), 3.60%, 03/15/2022	76,000	78,262

		1,548,724

Leisure Products-0.15%
Hasbro, Inc.
3.00%, 11/19/2024	33,000	35,351
3.90%, 11/19/2029(b)	38,000	41,702

		77,053

Life Sciences Tools & Services-0.45%
Agilent Technologies, Inc.
3.88%, 07/15/2023	28,000	30,009
2.75%, 09/15/2029	28,000	29,401
PerkinElmer, Inc., 3.30%, 09/15/2029	43,000	46,226
Thermo Fisher Scientific, Inc.
4.13%, 03/25/2025	60,000	67,018
2.95%, 09/19/2026	61,000	66,166

		238,820

Machinery-1.95%
Caterpillar, Inc.
3.90%, 05/27/2021	89,000	89,775
2.60%, 04/09/2030(b)	100,000	105,281
Cummins, Inc.
3.65%, 10/01/2023	56,000	60,339
1.50%, 09/01/2030	60,000	57,380
Flowserve Corp.
3.50%, 09/15/2022	28,000	28,969
3.50%, 10/01/2030	30,000	31,629
Fortive Corp., 3.15%, 06/15/2026	68,000	74,186
IDEX Corp., 3.00%, 05/01/2030	50,000	52,876
Illinois Tool Works, Inc.
3.50%, 03/01/2024	56,000	60,647
2.65%, 11/15/2026	58,000	62,584
John Deere Capital Corp.
3.45%, 03/13/2025	71,000	78,077
2.80%, 07/18/2029	70,000	75,162
Parker-Hannifin Corp.
2.70%, 06/14/2024	48,000	51,166
3.25%, 06/14/2029	37,000	40,296
Stanley Black & Decker, Inc., 2.30%, 03/15/2030	95,000	97,687
Xylem, Inc.
4.88%, 10/01/2021	28,000	28,715
3.25%, 11/01/2026	25,000	27,533

		1,022,302

Marine-0.10%
Kirby Corp., 4.20%, 03/01/2028	48,000	52,114

Media-1.53%
Comcast Corp.
3.70%, 04/15/2024	144,000	157,718
4.15%, 10/15/2028	127,000	147,160
Discovery Communications LLC
2.95%, 03/20/2023	48,000	50,321
3.95%, 03/20/2028	48,000	53,405

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Media-(continued)
Fox Corp.
4.03%, 01/25/2024	$45,000	$49,176
4.71%, 01/25/2029	40,000	46,775
Interpublic Group of Cos., Inc. (The)
4.20%, 04/15/2024	32,000	35,407
4.75%, 03/30/2030	40,000	47,472
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/2022	55,000	57,018
3.60%, 04/15/2026	48,000	53,236
ViacomCBS, Inc.
4.75%, 05/15/2025	50,000	56,959
4.95%, 01/15/2031	40,000	47,940

		802,587

Metals & Mining-0.65%
Newmont Corp., 2.25%, 10/01/2030	80,000	79,419
Nucor Corp.
4.13%, 09/15/2022	57,000	59,656
3.95%, 05/01/2028	49,000	56,092
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	31,000	33,283
2.15%, 08/15/2030	35,000	34,261
Steel Dynamics, Inc., 3.45%, 04/15/2030	71,000	76,869

		339,580

Multiline Retail-1.02%
Dollar General Corp.
3.25%, 04/15/2023	44,000	46,346
3.50%, 04/03/2030	50,000	54,864
Dollar Tree, Inc.
3.70%, 05/15/2023	43,000	45,780
4.20%, 05/15/2028	42,000	47,977
Kohl’s Corp., 4.25%, 07/17/2025	129,000	140,287
Target Corp.
2.25%, 04/15/2025	95,000	99,966
2.50%, 04/15/2026	96,000	102,898

		538,118

Multi-Utilities-1.58%
Ameren Corp., 3.50%, 01/15/2031	85,000	94,077
Black Hills Corp., 4.25%, 11/30/2023	43,000	46,940
Consolidated Edison, Inc., 2.00%, 05/15/2021	60,000	60,125
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	80,000	87,151
DTE Energy Co.
2.85%, 10/01/2026	47,000	50,690
Series F, 1.05%, 06/01/2025	60,000	59,682
NiSource, Inc.
0.95%, 08/15/2025	40,000	39,457
3.49%, 05/15/2027	33,000	36,424
PSEG Power LLC, 3.00%, 06/15/2021	55,000	55,303
Public Service Enterprise Group, Inc., 1.60%, 08/15/2030	65,000	60,975
Sempra Energy
2.90%, 02/01/2023	55,000	57,462
3.40%, 02/01/2028	66,000	72,482
WEC Energy Group, Inc.
0.55%, 09/15/2023	58,000	58,156
1.38%, 10/15/2027	50,000	49,167

		828,091

	Principal Amount	Value
Oil, Gas & Consumable Fuels-5.85%
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	$30,000	$34,528
5.13%, 06/30/2027	30,000	34,952
Chevron Corp.
1.55%, 05/11/2025	187,000	191,343
2.95%, 05/16/2026	177,000	191,476
Cimarex Energy Co.
4.38%, 06/01/2024	21,000	22,844
3.90%, 05/15/2027	23,000	25,312
ConocoPhillips, 6.95%, 04/15/2029	160,000	218,127
Enable Midstream Partners L.P.
3.90%, 05/15/2024	50,000	53,451
4.40%, 03/15/2027	65,000	70,952
EOG Resources, Inc.
2.63%, 03/15/2023	61,000	63,551
4.38%, 04/15/2030(b)	50,000	58,515
Exxon Mobil Corp.
2.22%, 03/01/2021	237,000	237,000
3.04%, 03/01/2026	231,000	250,128
2.61%, 10/15/2030	240,000	250,065
HollyFrontier Corp., 5.88%, 04/01/2026	91,000	102,356
Kinder Morgan, Inc.
4.30%, 06/01/2025	84,000	93,963
4.30%, 03/01/2028	85,000	96,759
Marathon Oil Corp.
3.85%, 06/01/2025	50,000	54,009
4.40%, 07/15/2027	58,000	65,426
Marathon Petroleum Corp.
4.70%, 05/01/2025	100,000	113,574
5.13%, 12/15/2026	96,000	113,529
ONEOK Partners L.P., 3.38%, 10/01/2022	59,000	61,088
ONEOK, Inc., 4.55%, 07/15/2028	51,000	57,143
Phillips 66
4.30%, 04/01/2022	103,000	107,316
3.90%, 03/15/2028	99,000	111,920
Pioneer Natural Resources Co., 1.90%, 08/15/2030	40,000	38,220
Valero Energy Corp.
3.65%, 03/15/2025	103,000	111,424
3.40%, 09/15/2026	103,000	110,357
Williams Cos., Inc. (The)
3.60%, 03/15/2022	59,000	60,586
3.75%, 06/15/2027	65,000	71,934

		3,071,848

Personal Products-0.19%
Estee Lauder Cos., Inc. (The)
2.00%, 12/01/2024	40,000	42,014
2.38%, 12/01/2029	53,000	55,235

		97,249

Pharmaceuticals-2.76%
Bristol-Myers Squibb Co.
2.90%, 07/26/2024	75,000	80,813
3.40%, 07/26/2029	79,000	88,110
Eli Lilly and Co.
2.35%, 05/15/2022	81,000	83,017
3.38%, 03/15/2029	76,000	84,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Pharmaceuticals-(continued)
Johnson & Johnson
2.45%, 03/01/2026	$168,000	$179,813
1.30%, 09/01/2030	190,000	181,299
Merck & Co., Inc.
2.75%, 02/10/2025	119,000	127,234
3.40%, 03/07/2029	115,000	129,186
Pfizer, Inc.
3.20%, 09/15/2023	150,000	160,305
3.00%, 12/15/2026	143,000	157,941
Utah Acquisition Sub, Inc.
3.15%, 06/15/2021	54,000	54,322
3.95%, 06/15/2026	43,000	47,930
Zoetis, Inc.
3.25%, 02/01/2023	33,000	34,547
3.00%, 09/12/2027	35,000	38,278

		1,447,578

Professional Services-0.20%
Equifax, Inc.
2.60%, 12/01/2024	28,000	29,786
3.10%, 05/15/2030	30,000	31,906
Verisk Analytics, Inc.
4.00%, 06/15/2025	20,000	22,254
4.13%, 03/15/2029	20,000	22,760

		106,706

Road & Rail-1.15%
CSX Corp.
3.40%, 08/01/2024	66,000	71,956
3.25%, 06/01/2027	62,000	68,320
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	60,000	67,391
Norfolk Southern Corp.
3.00%, 04/01/2022	61,000	62,388
2.90%, 06/15/2026	63,000	68,362
Ryder System, Inc., 3.65%, 03/18/2024	66,000	71,670
Union Pacific Corp.
4.16%, 07/15/2022	94,000	98,050
3.95%, 09/10/2028	84,000	96,090

		604,227

Semiconductors & Semiconductor Equipment-2.99%
Analog Devices, Inc., 3.90%, 12/15/2025	88,000	98,482
Applied Materials, Inc.
3.90%, 10/01/2025	50,000	56,120
3.30%, 04/01/2027	45,000	49,851
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/2024	70,000	75,326
3.88%, 01/15/2027	68,000	74,369
Intel Corp.
3.70%, 07/29/2025	140,000	155,265
2.45%, 11/15/2029	142,000	148,360
KLA Corp.
4.65%, 11/01/2024	43,000	48,433
4.10%, 03/15/2029	42,000	48,436
Lam Research Corp.
2.80%, 06/15/2021	43,000	43,223
4.00%, 03/15/2029	33,000	38,084

	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Marvell Technology Group Ltd.
4.20%, 06/22/2023	$18,000	$19,372
4.88%, 06/22/2028	18,000	21,148
Maxim Integrated Products, Inc.
3.38%, 03/15/2023	33,000	34,596
3.45%, 06/15/2027	35,000	38,983
Micron Technology, Inc.
2.50%, 04/24/2023	85,000	88,578
4.19%, 02/15/2027	81,000	92,001
NVIDIA Corp.
2.20%, 09/16/2021	40,000	40,345
2.85%, 04/01/2030	40,000	42,827
QUALCOMM, Inc.
3.00%, 05/20/2022	100,000	103,396
3.25%, 05/20/2027	85,000	93,966
Texas Instruments, Inc.
1.38%, 03/12/2025	75,000	76,715
2.25%, 09/04/2029	81,000	83,190

		1,571,066

Software-2.11%
Adobe, Inc.
3.25%, 02/01/2025	43,000	46,759
2.30%, 02/01/2030	40,000	41,184
Autodesk, Inc., 3.50%, 06/15/2027(b)	33,000	36,592
Citrix Systems, Inc., 3.30%, 03/01/2030	40,000	42,100
Intuit, Inc.
0.95%, 07/15/2025	40,000	40,029
1.65%, 07/15/2030	50,000	49,039
Microsoft Corp.
1.55%, 08/08/2021	210,000	211,102
3.30%, 02/06/2027	180,000	200,348
Oracle Corp.
1.90%, 09/15/2021	123,000	123,932
2.65%, 07/15/2026	114,000	121,933
salesforce.com, inc.
3.25%, 04/11/2023	43,000	45,526
3.70%, 04/11/2028	32,000	36,324
ServiceNow, Inc., 1.40%, 09/01/2030	35,000	32,392
VMware, Inc.
2.95%, 08/21/2022	34,000	35,192
3.90%, 08/21/2027	43,000	47,426

		1,109,878

Specialty Retail-2.30%
AutoNation, Inc., 4.75%, 06/01/2030	90,000	105,691
AutoZone, Inc.
3.13%, 07/15/2023	46,000	48,603
4.00%, 04/15/2030(b)	45,000	51,099
Best Buy Co., Inc., 1.95%, 10/01/2030	145,000	139,717
Home Depot, Inc. (The)
2.63%, 06/01/2022	131,000	134,616
2.95%, 06/15/2029	123,000	133,158
Lowe’s Cos., Inc.
3.12%, 04/15/2022	95,000	97,319
2.50%, 04/15/2026	89,000	94,359
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	79,000	88,223
Ross Stores, Inc.
4.60%, 04/15/2025	47,000	53,292
1.88%, 04/15/2031	50,000	47,995

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Specialty Retail-(continued)
TJX Cos., Inc. (The)
3.50%, 04/15/2025	$60,000	$65,725
3.75%, 04/15/2027	75,000	84,699
Tractor Supply Co., 1.75%, 11/01/2030	65,000	62,019

		1,206,515

Technology Hardware, Storage & Peripherals-2.09%
Apple, Inc.
2.40%, 05/03/2023	246,000	257,057
1.65%, 02/08/2031	270,000	262,290
Dell International LLC/EMC Corp.
5.45%, 06/15/2023(c)	90,000	98,714
6.02%, 06/15/2026(c)	96,000	114,848
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	128,000	147,291
HP, Inc.
2.20%, 06/17/2025	70,000	72,995
3.00%, 06/17/2027	75,000	80,954
NetApp, Inc.
1.88%, 06/22/2025	35,000	35,978
2.70%, 06/22/2030(b)	25,000	25,764

		1,095,891

Textiles, Apparel & Luxury Goods-0.80%
NIKE, Inc.
2.40%, 03/27/2025	75,000	79,423
2.85%, 03/27/2030	70,000	75,420
Ralph Lauren Corp., 2.95%, 06/15/2030	70,000	74,058
Tapestry, Inc.
4.25%, 04/01/2025	40,000	43,348
4.13%, 07/15/2027	40,000	43,801
VF Corp.
2.40%, 04/23/2025	45,000	47,242
2.95%, 04/23/2030	55,000	58,496

		421,788

Tobacco-1.01%
Altria Group, Inc.
2.85%, 08/09/2022	116,000	119,864
4.80%, 02/14/2029	115,000	134,339
Philip Morris International, Inc.
3.25%, 11/10/2024	126,000	137,219
3.38%, 08/15/2029	127,000	139,628

		531,050

	Principal Amount	Value
Trading Companies & Distributors-0.16%
WW Grainger, Inc., 1.85%, 02/15/2025	$82,000	$85,038

Water Utilities-0.25%
American Water Capital Corp.
3.40%, 03/01/2025	32,000	34,831
3.75%, 09/01/2028	40,000	45,132
Essential Utilities, Inc., 2.70%, 04/15/2030	50,000	51,913

		131,876

Wireless Telecommunication Services-0.37%
T-Mobile USA, Inc.
3.50%, 04/15/2025(c)	90,000	97,401
3.88%, 04/15/2030(c)	90,000	98,941

		196,342

Total U.S. Dollar Denominated Bonds & Notes (Cost $49,950,094)		52,270,672

	Shares

Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $82,675)	82,675	82,675

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.70% (Cost $50,032,769)		52,353,347

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.64%
Invesco Private Government Fund, 0.01%(d)(e)(f)	343,956	343,956
Invesco Private Prime Fund, 0.11%(d)(e)(f)	515,727	515,934

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $859,890)		859,890

TOTAL INVESTMENTS IN SECURITIES-101.34% (Cost $50,892,659)		53,213,237
OTHER ASSETS LESS LIABILITIES-(1.34)%		(702,559)

NET ASSETS-100.00%		$52,510,678

Investment Abbreviations:

REIT-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 28, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $937,638, which represented 1.79% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,881,092	$(2,798,417)	$-	$-	$82,675	$15
Invesco Premier U.S. Government Money Portfolio, Institutional Class	232,848	873,541	(1,106,389)	-	-	-	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	443,526	2,383,410	(2,482,980)	-	-	343,956	53	*
Invesco Private Prime Fund	147,846	2,316,802	(1,948,749)	-	35	515,934	202	*

Total	$824,220	$8,454,845	$(8,336,535)	$-	$35	$942,565	$271

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Financials	20.54
Information Technology	12.11
Health Care	10.42
Industrials	10.13
Consumer Staples	9.30
Consumer Discretionary	9.12
Energy	6.75
Utilities	5.88
Real Estate	5.62
Communication Services	4.97
Materials	4.70
Money Market Funds Plus Other Assets Less Liabilities	0.46

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco National AMT-Free Municipal Bond ETF (PZA)

February 28, 2021

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.03%
Alabama-0.72%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	$3,000	$3,458,460
Birmingham (City of), AL Water Works Board, Series 2015 A, Ref. RB(a)(b)	5.00%	01/01/2025	1,000	1,169,270
Jasper (City of), AL, Series 2014, GO Wts.(a)(b)	5.00%	03/01/2024	4,000	4,554,080
Jefferson (County of), AL, Series 2013 A, Revenue Wts., (INS - AGM)(c)	5.50%	10/01/2053	5,000	5,594,650
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	1,000	1,233,430

				16,009,890

Arizona-1.81%
Arizona (State of) Industrial Development Authority, Series 2020 A, RB	4.00%	11/01/2050	2,000	2,258,680
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020, RB	3.00%	02/01/2045	2,000	2,064,200
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020, RB	4.00%	02/01/2050	1,000	1,116,490
City of Phoenix Civic Improvement Corp., Series 2015 A, RB	5.00%	07/01/2045	2,000	2,285,340
City of Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	5,000	6,071,650
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	3.00%	09/01/2051	4,250	4,367,640
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	4.00%	09/01/2051	2,625	3,038,674
Phoenix (City of), AZ Industrial Development Authority (Downtown Phoenix Student Housing, LLC-Arizona State University), Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,118,800
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	5,000	5,770,950
Phoenix Civic Improvement Corp., Series 2020, RB	5.00%	07/01/2044	5,000	6,354,350
Queen Creek (Town of), AZ, Series 2020, RB	4.00%	08/01/2045	1,250	1,457,262
University of Arizona (The), Series 2020, Ref. RB	4.00%	08/01/2044	4,000	4,524,680

				40,428,716

Arkansas-0.11%
University of Arkansas (Fayetteville Campus), Series 2017, RB	5.00%	11/01/2047	2,000	2,372,200

California-19.31%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2036	1,000	1,187,170
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2037	940	1,113,477
Bay Area Toll Authority, Series 2019 H, Ref. RB	5.00%	04/01/2049	4,000	4,891,440
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 S-6, RB(a)(b)	5.00%	10/01/2024	2,500	2,909,375
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	5,000	5,561,500
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	2,500	2,851,925
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(c)	5.00%	09/01/2049	1,000	1,172,730
California (State of), Series 2014, GO Bonds	5.00%	10/01/2039	5,000	5,737,650
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	3,000	3,591,300
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2038	1,000	1,140,160
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	4,000	4,931,920
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,000	1,228,720
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	4,500	5,693,355
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2037	3,500	4,020,380
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2046	2,000	2,338,440
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2049	3,000	3,501,270
California (State of) Educational Facilities Authority (Stanford University), Series 2007 T-1, RB	5.00%	03/15/2039	10,000	14,161,300
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,000	6,001,880
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016
B, Ref. RB	5.00%	08/15/2035	1,000	1,199,100
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	3,000	3,293,070
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	2,250	2,640,127
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Series 2017 A-2, RB .	5.00%	11/01/2047	3,500	5,037,760
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	2,225	2,537,613
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2011 D, Ref. RB(a)(b)	5.00%	08/15/2021	305	311,692

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco National AMT-Free Municipal Bond ETF (PZA) –(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	$1,930	$2,369,191
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	4,000	4,305,640
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	1,715	1,965,819
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	2,500	2,844,700
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	1,000	1,138,410
California (State of) Municipal Finance Authority (Orange County of Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	6,000	7,200,540
California (State of) Municipal Finance Authority (Pomona College), Series 2017, Ref. RB(a)(b)	5.00%	01/01/2028	1,000	1,264,200
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	1,750	2,061,308
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	1,500	1,719,000
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	500	516,305
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	2,500	3,026,450
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	6,080	7,315,638
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	11,310	13,519,861
Centinela Valley Union High School District (Election of 2010), Series 2012 B, GO Bonds(d)	5.00%	08/01/2050	600	639,228
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	2,500	2,891,350
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	7,500	8,175,750
El Dorado Irrigation District, Series 2014 A, Ref. RB(a)(b)	5.00%	03/01/2024	3,000	3,419,430
El Dorado Irrigation District, Series 2014 A, Ref. RB(a)(b)	5.25%	03/01/2024	3,500	4,015,410
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	3,000	3,314,850
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2044	6,000	6,615,840
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	10,000	11,318,800
Livermore Valley Joint Unified School District, Series 2019, GO Bonds	4.00%	08/01/2046	7,000	7,756,630
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	1,270	1,329,233
Los Angeles (City of), CA (Green Bonds), Series 2015 A, RB	5.00%	06/01/2044	1,000	1,151,950
Los Angeles (City of), CA (Green Bonds), Series 2015 C, Ref. RB	5.00%	06/01/2045	1,500	1,725,900
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,500	1,821,150
Los Angeles (City of), CA Department of Water, Series 2021 C, Ref. RB	5.00%	07/01/2037	1,000	1,284,970
Los Angeles (City of), CA Department of Water, Series 2021 C, Ref. RB	5.00%	07/01/2038	1,000	1,280,990
Los Angeles (City of), CA Department of Water, Series 2021 C, Ref. RB	5.00%	07/01/2039	1,000	1,276,420
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB	5.00%	07/01/2043	8,000	8,490,560
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	2,360	2,929,633
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	9,000	11,106,450
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2036	5,000	6,030,000
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2036	10,000	13,066,800
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2037	3,750	4,498,275
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2037	9,000	11,716,740
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	2,250	2,581,717
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	1,000	1,139,890
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	11,400	13,267,548
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	4,400	5,390,616
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2038	1,000	1,182,860
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2039	1,000	1,179,470
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	1,175,470
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,000	1,161,240
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2040	1,610	1,877,163
Madera Unified School District, Series 2017, GO Bonds	4.00%	08/01/2046	5,000	5,608,700
Manhattan Beach Unified School District, Series 2020 B, GO Bonds	4.00%	09/01/2045	5,635	6,618,702

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco National AMT-Free Municipal Bond ETF (PZA) –(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	$3,000	$3,391,950
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	1,000	1,272,790
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	2,000	2,249,700
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGM)(c)	4.00%	08/01/2049	3,885	4,352,909
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2042	1,300	1,538,628
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2047	5,000	5,887,100
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2045	5,000	5,940,450
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGM)(c)	4.00%	09/01/2048	7,500	8,647,200
Sacramento (County of), CA, Series 2016 A, Ref. RB	5.00%	07/01/2041	2,400	2,824,920
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	2,250	2,623,275
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	5,600	7,140,000
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	6,620	7,811,269
San Diego Unified School District, Series 2020 D-2, GO Bonds	2.00%	07/01/2045	20,000	18,142,400
San Diego Unified School District, Series 2020 M-2, GO Bonds	5.00%	07/01/2022	2,490	2,652,199
San Diego Unified School District, Series 2020 M-2, GO Bonds	4.00%	07/01/2050	20,000	23,141,200
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	5,000	5,709,550
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	4,165	5,050,229
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,243,400
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	2,000	2,419,500
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	4,000	4,551,560
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	2,000	2,439,060
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	9,500	11,257,120
University of California, Series 2018 O, Ref. RB	5.00%	05/15/2043	1,500	1,834,350
Val Verde Unified School District, Series 2020 A, GO Bonds, (INS - BAM)(c)	2.75%	08/01/2049	2,750	2,821,720
Val Verde Unified School District, Series 2020 E, GO Bonds, (INS - BAM)(c)	2.75%	08/01/2046	2,200	2,262,568

				431,545,198

Colorado-1.96%
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	2,000	2,321,560
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)), Series 2017, Ref. RB(a)(b)	5.00%	06/01/2027	1,750	2,182,477
Colorado (State of) Health Facilities Authority (Parkview Medical Center), Series 2020 A, RB	4.00%	09/01/2050	2,800	3,094,476
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2042	1,000	1,181,570
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	750	882,758
Denver (City & County of), CO Board of Water Commissioners (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	5,000	6,005,600
Denver City & County School District No. 1, Series 2021, GO Bonds	3.00%	12/01/2043	3,970	4,339,766
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2045	2,000	2,370,320
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2040	2,725	3,046,604
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	5,000	6,056,700
Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	4.00%	11/01/2040	1,000	1,189,930
Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.00%	11/01/2041	1,000	902,510
Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.25%	11/01/2045	1,000	935,280
Weld County School District No. Re-5J, Series 2021, GO Bonds	4.00%	12/01/2045	4,000	4,740,640
Weld County School District Re-2, Series 2019, GO Bonds	5.00%	12/01/2044	3,550	4,469,805

				43,719,996

Connecticut-0.81%
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2035	3,745	4,496,771
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2038	4,000	4,917,120
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	3,000	3,739,590
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2037	1,000	1,080,160
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2038	1,000	1,076,320
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2039	1,000	1,070,820
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	1,450	1,759,677

				18,140,458

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-0.73%
District of Columbia, Series 2011 G, RB(a)(b)	5.00%	12/01/2021	$395	$409,240
District of Columbia, Series 2011 G, RB	5.00%	12/01/2036	805	832,531
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2036	2,500	3,050,750
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2037	2,000	2,436,860
District of Columbia, Series 2020 A, RB	2.63%	03/01/2045	1,000	1,030,610
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 A, Ref. RB	5.00%	10/01/2044	1,500	1,776,840
Washington (State of) Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	5,500	6,848,380

				16,385,211

Florida-3.10%
Cape Coral (City of), FL, Series 2011, Ref. RB(a)(b)	5.00%	10/01/2021	200	205,602
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	2,000	2,296,680
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	08/15/2050	5,000	5,100,600
Florida (State of) Municipal Loan Council, Series 2011 D, RB, (INS - AGM)(c)	5.50%	10/01/2041	1,500	1,541,715
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	6,745	8,081,859
JEA Electric System Revenue, Series 2013 C, RB	5.00%	10/01/2037	950	1,014,201
Lakeland (City of), FL (Lakeland Regional Health), Series 2015, RB	5.00%	11/15/2040	1,050	1,183,476
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	2,000	2,314,180
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2049	8,250	9,347,085
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	02/01/2040	4,000	4,461,320
Miami-Dade (County of), FL, Series 2012 B, Ref. RB(a)(b)	5.00%	10/01/2022	2,215	2,384,890
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	5,000	5,347,850
Miami-Dade (County of), FL Transit System, Series 2012, RB(a)(b)	5.00%	07/01/2022	2,000	2,129,440
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	5,685	6,829,334
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	2,000	2,352,180
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	5,000	5,919,900
Tampa (City of), FL, Series 2016 A, RB	5.00%	11/15/2046	1,750	2,024,540
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	4.00%	07/01/2045	2,500	2,807,525
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	5.00%	07/01/2050	3,250	3,993,925

				69,336,302

Georgia-0.79%
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	5,000	6,058,950
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	850	1,043,876
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2020, RB	4.00%	04/01/2050	1,000	1,128,690
Gainesville & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 B, Ref. RB	5.50%	02/15/2042	2,000	2,399,740
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2047	3,000	3,439,650
Municipal Electric Authority of Georgia, Series 2019 A, Ref. RB	5.00%	01/01/2044	1,000	1,197,290
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	2,000	2,445,640

				17,713,836

Hawaii-0.29%
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2039	4,000	4,692,360
Honolulu (City & County of), HI Wastewater System Revenue, Series 2019 A, RB	5.00%	07/01/2049	1,500	1,856,280

				6,548,640

Illinois-6.40%
Chicago (City of), IL, Series 2012, RB, (INS - AGM)(c)	5.00%	01/01/2037	24,375	25,249,575
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(c)	5.25%	01/01/2042	2,500	3,024,075
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(c)	4.00%	01/01/2052	7,000	7,485,380
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,000	1,185,570
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	2,000	2,270,280
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	1,500	1,743,495
Chicago (City of), IL (O’Hare International Airport), Series 2015 D, RB	5.00%	01/01/2046	1,250	1,421,575

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2037	$2,900	$3,373,483
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2039	7,500	8,792,625
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB, (INS - AGM)(c)	4.00%	01/01/2053	6,375	7,105,894
Chicago (City of), IL Board of Education, Series 2016, RB	6.00%	04/01/2046	2,000	2,388,840
Chicago (City of), IL Board of Education, Series 2017 B, Ref. GO Bonds(e)	7.00%	12/01/2042	5,000	6,395,900
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	6,000	6,777,420
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS - AGM)(c)	5.00%	12/01/2051	10,000	11,517,400
Du Page (County of), IL (Morton Abroretum), Series 2020, Ref. RB	3.00%	05/15/2047	5,000	5,007,600
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	1,500	1,822,590
Illinois (State of) Finance Authority (Chicago LLC - University of Chicago), Series 2017 A, RB	5.00%	02/15/2047	1,000	1,093,810
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	3.00%	05/15/2050	4,000	4,028,880
Illinois (State of) Finance Authority (The Carle Foundation), Series 2011 A, RB, (INS - AGM)(c)	6.00%	08/15/2041	1,000	1,020,060
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2050	1,500	1,657,545
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2055	1,450	1,594,884
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	5,000	6,033,450
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2041	4,000	5,027,440
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	2,500	3,103,100
Regional Transportation Authority, Series 2000, RB, (INS - NATL)(c)	6.50%	07/01/2030	1,815	2,405,910
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	10,000	11,789,400
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2038	1,000	1,137,160
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2039	500	566,875
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(c)	5.00%	01/01/2037	1,750	2,175,477
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(c)	4.00%	01/01/2040	2,000	2,279,340
Springfield (City of), IL Electric Revenue, Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	03/01/2040	3,000	3,439,230

				142,914,263

Indiana-0.86%
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	3,000	3,594,450
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	5,000	6,174,600
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	6,500	7,975,630
Northern Indiana Commuter Transportation District, Series 2016, RB	5.00%	07/01/2041	1,250	1,467,112

				19,211,792

Kansas-0.23%
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2035	2,000	2,353,140
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	1,000	1,147,820
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2045	1,500	1,710,300

				5,211,260

Kentucky-0.10%
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2045	1,000	1,207,450
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2047	1,000	1,055,610

				2,263,060

Louisiana-1.43%
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(c)	5.00%	11/01/2042	2,000	2,300,320
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(c)	5.00%	11/01/2047	2,000	2,286,720
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(c)	5.00%	12/01/2042	2,750	3,294,252
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (LCTCS Act 360), Series 2014, RB	5.00%	10/01/2039	2,000	2,203,400
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(c)	5.00%	10/01/2048	3,500	4,087,440
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	3,285	3,874,066
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(c)	3.00%	06/01/2050	6,500	6,731,855

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System), Series 2018 A, RB, (INS - AGM)(c)	5.00%	10/01/2048	$5,000	$5,782,700
Shreveport (City of), LA, Series 2019 B, RB, (INS - AGM)(c)	4.00%	12/01/2049	1,250	1,390,663

				31,951,416

Maine-0.12%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System), Series 2020 A, RB	4.00%	07/01/2050	2,000	2,263,480
Maine (State of) Turnpike Authority, Series 2020, RB	4.00%	07/01/2045	300	346,620

				2,610,100

Maryland-0.71%
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2039	1,000	1,021,270
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2042	500	509,250
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	9,510	11,147,622
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	600	756,906
Maryland Stadium Authority (Baltimore City Public Schools), Series 2016, RB(a)(b)	5.00%	05/01/2026	1,900	2,317,943

				15,752,991

Massachusetts-7.24%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2036	4,000	4,689,560
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	5.00%	03/01/2041	7,150	8,001,064
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	5.00%	03/01/2046	5,000	5,582,350
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2044	2,900	3,257,454
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	4,210	5,147,062
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	5,000	6,108,100
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	10,000	12,444,700
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	10,675	13,354,532
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	5,000	6,083,850
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2025	1,750	2,106,143
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	2,500	3,171,700
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	3,500	4,416,370
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2015 A, RB	5.00%	06/01/2045	3,000	3,466,410
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	5,000	6,213,000
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(c)	4.00%	10/01/2045	1,500	1,693,845
Massachusetts (State of) Bay Transportation Authority, Series 2015 A, RB	5.00%	07/01/2040	7,145	8,292,130
Massachusetts (State of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	5,580	6,794,878
Massachusetts (State of) Development Finance Agency, Series 2021 G, Ref. RB	5.00%	07/01/2050	1,000	1,242,370
Massachusetts (State of) Development Finance Agency (Boston University), Series 2013 X, RB	5.00%	10/01/2048	875	957,075
Massachusetts (State of) Development Finance Agency (Boston University), Series 2016 BB1, RB	5.00%	10/01/2046	4,500	5,268,330
Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2041	2,665	3,139,876
Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	2,000	2,338,880
Massachusetts (State of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(c)	3.00%	10/01/2045	3,500	3,568,355
Massachusetts (State of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	8,770	10,268,442
Massachusetts (State of) School Building Authority, Series 2016 A, RB	5.00%	11/15/2045	3,410	3,973,843
Massachusetts (State of) School Building Authority, Series 2019 A, RB	5.00%	02/15/2049	5,000	5,866,850
Massachusetts (State of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	5,000	6,189,700
Massachusetts (State of) Water Resources Authority (Green Bonds), Series 2016 B, Ref. RB	5.00%	08/01/2040	10,000	11,946,300
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	5,000	6,180,550

				161,763,719

Michigan-0.97%
Detroit (City of), MI Water and Sewerage Department, Series 2012 A, Ref. RB(a)(b)	5.00%	07/01/2022	5,000	5,323,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Lansing (City of), MI Board of Water & Light, Series 2021 A, RB	5.00%	07/01/2051	$1,000	$1,290,510
Michigan (State of) Hospital Finance Authority (Ascension Health), Series 2010, Ref. RB	5.00%	11/15/2047	3,000	3,709,590
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2044	1,250	1,536,525
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2042	2,000	2,407,420
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2047	3,100	3,704,345
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	2,500	3,189,100
Wayne (County of), MI Airport Authority (Detroit Michigan Wayne County Airport), Series 2015 D, RB	5.00%	12/01/2040	500	585,895

				21,746,985

Minnesota-0.05%
Minnesota (State of) Higher Education Facilities Authority (Bethel University), Series 2017, Ref. RB	5.00%	05/01/2047	1,000	1,067,010

Missouri-0.50%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health), Series 2017 A, Ref. RB	5.00%	03/01/2036	1,000	1,073,120
Kansas City (City of), MO (Downtown Arena), Series 2016 E, Ref. RB	5.00%	04/01/2040	2,190	2,509,543
Metropolitan St. Louis Sewer District, Series 2016 C, RB	5.00%	05/01/2046	1,000	1,182,790
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	750	897,120
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019A, Ref. RB	4.00%	02/15/2049	5,000	5,554,050

				11,216,623

Montana-0.12%
Missoula (City of), MT, Series 2019 A, RB	4.00%	07/01/2044	2,400	2,766,600

Nebraska-0.05%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	1,000	1,213,950

Nevada-0.83%
Clark (County of), NV Department of Aviation, Series 2015 A, Ref. RB	5.00%	07/01/2040	5,000	5,806,700
Clark (County of), NV Department of Aviation, Series 2017 A-2, Ref. RB	5.00%	07/01/2040	9,335	11,092,874
Las Vegas Valley Water District, Series 2012 B, GO Bonds	5.00%	06/01/2042	1,650	1,738,374

				18,637,948

New Jersey-1.61%
New Jersey (State of) Economic Development Authority, Series 2021, RB	4.00%	06/15/2046	1,000	1,088,000
New Jersey (State of) Economic Development Authority, Series 2021, RB	4.00%	06/15/2050	1,000	1,083,890
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	1,000	1,168,610
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	3.00%	07/01/2050	1,000	1,006,310
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	4.00%	07/01/2050	2,800	3,056,844
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health), Series 2011 A, Ref. RB(a)(b)	5.63%	07/01/2021	500	508,925
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	1,000	1,176,260
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital), Series 2015 A, RB, (INS - AGM)(c)	5.00%	07/01/2046	3,000	3,363,330
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2038	1,000	1,113,610
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2038	1,000	1,219,770
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2039	1,000	1,110,270
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2039	1,000	1,215,340
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2040	1,000	1,106,410
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2040	1,000	1,212,170
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2045	1,000	1,089,440
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	1,000	1,193,470
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	3.00%	06/15/2050	1,000	976,240
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2050	1,000	1,083,890
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2050	1,000	1,186,740
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	1,000	1,203,570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	$3,000	$3,482,670
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2051	2,950	3,381,467
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2038	2,500	2,982,125

				36,009,351

New Mexico-0.08%
Albuquerque (City of), NM, Series 2020, RB	5.00%	07/01/2046	1,335	1,678,389

New York-20.98%
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	04/01/2045	8,000	8,160,480
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	04/01/2050	3,750	3,790,725
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(c)	4.00%	04/01/2050	3,000	3,324,090
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	5,000	5,435,050
Erie (County of), NY, Series 2020, GO Notes	3.00%	06/24/2021	5,000	5,041,350
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	5,000	5,853,300
Long Island (City of), NY Power Authority, Series 2012 A, RB(a)(b)	5.00%	09/01/2022	2,305	2,472,850
Long Island (City of), NY Power Authority, Series 2012 A, RB	5.00%	09/01/2037	4,630	4,936,275
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2039	2,500	2,828,975
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	1,300	1,566,682
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	1,000	1,196,620
Metropolitan Transportation Authority, Series 2012 A-1, RB	5.00%	11/15/2040	13,190	14,052,890
Metropolitan Transportation Authority, Series 2012 E, RB, (INS - AGM)(c)	5.00%	11/15/2042	1,510	1,605,447
Metropolitan Transportation Authority, Series 2015 C-1, Ref. RB	5.00%	11/15/2035	5,000	5,706,100
Metropolitan Transportation Authority (Green Bonds), Series 2016 B-1, RB	5.00%	11/15/2046	2,350	2,765,527
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	11/15/2052	7,025	8,128,627
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGM)(c)	4.00%	11/15/2049	9,000	10,080,360
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	2,900	3,153,489
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(c)	4.00%	11/15/2050	5,000	5,665,750
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	6,000	7,206,600
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	2,000	2,259,900
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	2,000	2,053,140
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGM)(c)	5.00%	04/01/2049	5,000	6,170,050
New York & New Jersey (States of) Port Authority, Series 2014, RB	5.00%	09/01/2039	6,000	6,811,680
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	10/15/2041	4,460	5,211,153
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2045	3,500	4,016,810
New York & New Jersey (States of) Port Authority, Series 2017 200, Ref. RB	5.25%	10/15/2057	2,400	2,847,504
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2048	6,590	7,949,385
New York & New Jersey (States of) Port Authority, Series 2020, Ref. RB	4.00%	07/15/2040	2,000	2,313,020
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	12/01/2041	4,955	5,871,526
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2038	6,500	8,055,710
New York (City of), NY, Series 2020 BB1, RB	3.00%	06/15/2050	1,000	1,033,100
New York (City of), NY, Series 2020 BB1, RB	4.00%	06/15/2050	2,000	2,306,940
New York (City of), NY, Series 2020 BB1, RB	5.00%	06/15/2050	1,000	1,250,860
New York (City of), NY, Series 2020 BB2, Ref. RB	4.00%	06/15/2042	1,000	1,164,350
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2038	6,250	7,814,312
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2009, RB(a)(b)	6.50%	03/15/2021	500	501,110
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	3.00%	01/01/2037	1,395	1,474,850
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	2.00%	01/01/2038	1,500	1,400,160
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	3.00%	01/01/2039	1,250	1,311,263
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	3.00%	01/01/2040	1,750	1,830,938

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	3.00%	01/01/2046	$5,000	$5,167,950
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	03/01/2049	5,000	5,163,950
New York (City of), NY Municipal Water Finance Authority, Series 2012 BB, RB	5.00%	06/15/2044	3,295	3,415,696
New York (City of), NY Municipal Water Finance Authority, Series 2012 CC, Ref. RB	5.00%	06/15/2045	8,670	8,986,888
New York (City of), NY Municipal Water Finance Authority, Series 2012 FF, RB	5.00%	06/15/2045	1,000	1,058,520
New York (City of), NY Municipal Water Finance Authority, Series 2013 BB, RB	5.00%	06/15/2047	9,640	10,408,886
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB	5.00%	06/15/2047	500	547,395
New York (City of), NY Municipal Water Finance Authority, Series 2015 EE, Ref. RB	5.00%	06/15/2036	600	684,018
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2037	5,750	6,939,617
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	5,000	6,147,600
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	5,000	6,168,100
New York (City of), NY Municipal Water Finance Authority (Water & Sewer System), Series 2012 CC, Ref. RB(a)(b)	5.00%	12/15/2021	1,535	1,593,959
New York (City of), NY Municipal Water Finance Authority (Water & Sewer System), Series 2019 FF, RB	4.00%	06/15/2049	2,500	2,832,550
New York (City of), NY Municipal Water Finance Authority (Water & Sewer System), Series 2019 FF, RB	5.00%	06/15/2049	6,165	7,506,319
New York (City of), NY Transitional Finance Authority, Series 2011 S-1, RB	5.25%	07/15/2037	4,200	4,273,668
New York (City of), NY Transitional Finance Authority, Series 2015 B-1, RB	5.00%	08/01/2042	4,330	4,899,005
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	3,000	3,442,140
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2041	1,850	2,052,723
New York (City of), NY Transitional Finance Authority, Series 2019 S-3A, Ref. RB	5.00%	07/15/2037	1,000	1,221,620
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	5,000	5,641,800
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	3.00%	11/01/2037	9,000	9,551,340
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	4.00%	11/01/2038	3,000	3,456,600
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	3.00%	11/01/2039	4,000	4,212,120
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2038	1,000	1,158,600
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2039	1,000	1,154,770
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2040	1,000	1,150,920
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2041	1,000	1,147,220
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2042	1,500	1,712,400
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	1,000	1,139,500
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	1,000	1,131,780
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	2,000	2,256,920
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	2.25%	02/01/2051	2,000	1,817,220
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	1,125	1,155,454
New York (State of) Dormitory Authority, Series 2011 C, RB	5.00%	03/15/2041	4,000	4,013,120
New York (State of) Dormitory Authority, Series 2012 A, RB(a)(b)	5.00%	07/01/2022	5,000	5,324,300
New York (State of) Dormitory Authority, Series 2012 B, RB	5.00%	03/15/2042	4,500	4,699,710
New York (State of) Dormitory Authority, Series 2013 A, RB(a)(b)	5.00%	07/01/2023	5,000	5,555,250
New York (State of) Dormitory Authority, Series 2014 E, Ref. RB	5.00%	02/15/2044	1,905	2,202,009
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	03/15/2025	5	5,889
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	4,000	4,125,480
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	4,000	4,521,080
New York (State of) Dormitory Authority, Series 2020 B, RN	5.00%	03/31/2021	20,800	20,885,072
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	500	590,245
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	5,000	6,206,950
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	6,500	8,174,530
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	750	883,635
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	2,000	2,236,360
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	5,000	6,116,650
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	3,235	3,691,135
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB	3.00%	02/01/2050	2,000	2,062,280
New York (State of) Dormitory Authority (New School (The)), Series 2015 A, Ref. RB	5.00%	07/01/2045	3,500	3,964,100
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,140,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (New York University), Series 2012 A, RB(a)(b)	5.00%	07/01/2022	$1,200	$1,277,832
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2035	2,350	2,771,661
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	7,000	8,681,750
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group), Series 2015 A, Ref. RB	5.00%	05/01/2036	2,440	2,761,177
New York (State of) Dormitory Authority (State University of New York), Series 2015 B, Ref. RB	5.00%	07/01/2045	6,325	7,142,380
New York (State of) Dormitory Authority (State University of New York), Series 2019 A, RB	4.00%	07/01/2049	1,000	1,123,110
New York (State of) Power Authority, Series 2020 A, Ref. RB	3.25%	11/15/2060	3,620	3,842,702
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	4,000	4,697,200
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(c)	4.00%	01/01/2040	5,000	5,780,700
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	3,400	3,529,608
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	2,000	2,255,500
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	3,000	3,357,810
New York Liberty Development Corp., Series 2019, Ref. RB	2.80%	09/15/2069	1,500	1,451,400
New York State Environmental Facilities Corp., Series 2020, Ref. RB	4.00%	06/15/2045	2,000	2,295,460
New York State Environmental Facilities Corp., Series 2020, Ref. RB	4.00%	06/15/2049	5,500	6,289,745
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2043	1,000	1,085,330
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,245,150
New York State Urban Development Corp., Series 2020 A, RB	3.00%	03/15/2050	2,000	2,053,020
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2040	1,000	1,050,540
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,232,270
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2038	1,000	1,231,300
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	2,500	2,789,400
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2040	4,550	5,073,751
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	1,000	1,114,440
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2040	525	606,155
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	4,000	4,663,080
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	3,000	3,471,360
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	1,500	1,801,830
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	1,500	1,870,380

				468,760,182

North Carolina-0.36%
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	2,000	2,370,580
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	1,750	2,141,493
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(a)(b)	5.00%	10/01/2025	3,000	3,606,060

				8,118,133

Ohio-2.19%
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	2,000	2,355,780
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2046	2,000	2,352,640
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center), Series 2019, RB	5.00%	12/01/2051	1,000	1,031,010
Hamilton (County of), OH (Christ Hospital), Series 2012, RB(a)(b)	5.00%	06/01/2022	4,400	4,664,088
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	3,500	3,990,595
Montgomery (County of), OH (Kettering Health Network), Series 2021, Ref. RB	3.00%	08/01/2051	1,100	1,111,143
Montgomery (County of), OH (Kettering Health Network), Series 2021, Ref. RB	4.00%	08/01/2051	625	705,594
North Royalton City School District, Series 2017, GO Bonds	5.00%	12/01/2047	5,000	5,737,400
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	500	635,685
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	1,000	1,264,640

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	$10,000	$12,600,200
Ohio State University (The), Series 2014 A, RB	5.00%	12/01/2039	11,100	12,569,862

				49,018,637

Oklahoma-0.63%
Grand River Dam Authority, Series 2014 A, RB	5.00%	06/01/2039	3,500	3,898,545
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	5,000	5,793,900
Oklahoma (State of) Turnpike Authority, Series 2017 C, RB	5.00%	01/01/2047	1,660	1,956,028
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	2,000	2,370,100

				14,018,573

Oregon-1.54%
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(c)	4.00%	08/15/2045	7,000	8,099,490
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(c)	3.00%	08/15/2050	5,000	5,190,050
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	5,000	6,047,850
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	2,500	3,005,700
Oregon (State of) Facilities Authority (Reed College), Series 2017, Ref. RB	5.00%	07/01/2047	1,000	1,180,050
University of Oregon, Series 2015 A, RB	5.00%	04/01/2045	7,515	8,435,287
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	2,000	2,480,340

				34,438,767

Pennsylvania-2.76%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	3,875	4,535,184
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2049	5,000	5,827,850
Berks (County of), PA Industrial Development Authority (Tower Health), Series 2017, Ref. RB	3.75%	11/01/2042	1,000	940,180
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health), Series 2021, RB	3.00%	08/15/2053	1,000	1,006,390
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2042	1,000	1,204,460
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	2,500	3,072,550
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2046	1,500	1,774,680
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	250	296,712
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	2,000	2,354,700
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	1,410	1,683,921
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2012 B, RB(a)(b)	5.00%	12/01/2022	1,985	2,150,728
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2012 B, RB(a)(b)	5.00%	12/01/2022	6,815	7,390,254
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 B, RB	5.25%	12/01/2039	5,000	5,756,700
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	5,000	6,122,750
Pennsylvania (State of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2043	100	115,085
Pennsylvania (State of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2044	100	114,607
Pennsylvania (State of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	100	114,307
Pennsylvania (State of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2046	100	112,572
Pennsylvania (State of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2050	100	112,200
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	1,500	1,892,460
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	2,400	2,994,912
Philadelphia (City of), PA (Philadelphia Gas Works Co.), Series 2017 15, Ref. RB	5.00%	08/01/2047	7,000	8,202,180
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,950	2,296,359
Westmoreland (County of), PA Industrial Development Authority (Excela Health), Series 2020 A, Ref. RB	4.00%	07/01/2037	1,400	1,581,188

				61,652,929

Puerto Rico-0.02%
Puerto Rico (Commonwealth of), Series 2007 A-4, Ref. GO Bonds, (INS - AGM)(c)	5.00%	07/01/2031	500	516,855

Rhode Island-0.11%
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	2,000	2,344,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-0.96%
South Carolina (State of) Public Service Authority, Series 2013 E, RB	5.00%	12/01/2048	$4,660	$5,129,775
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2039	2,000	2,270,180
South Carolina (State of) Public Service Authority, Series 2015 E, RB	5.25%	12/01/2055	2,500	2,927,350
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2037	7,000	8,308,300
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2040	500	580,380
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	3.00%	12/01/2041	1,085	1,134,606
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2042	500	576,455
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	500	625,885

				21,552,931

Tennessee-0.76%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University), Series 2016, RB	5.00%	07/01/2040	3,000	3,504,870
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University), Series 2017 A, RB	4.00%	07/01/2047	1,250	1,355,975
Metropolitan Nashville Airport Authority (The), Series 2015 A, RB	5.00%	07/01/2045	1,500	1,716,030
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	1,000	1,279,180
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	2,750	3,172,840
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	2,000	2,337,080
Tennessee (State of) School Bond Authority, Series 2017, RB	5.00%	11/01/2047	3,000	3,597,630

				16,963,605

Texas-12.10%
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2041	1,000	1,218,000
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	1,000	1,209,990
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	5,000	6,279,450
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2045	500	642,965
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	730	934,400
Central Texas Regional Mobility Authority, Series 2016, Ref. RB	5.00%	01/01/2040	1,250	1,428,813
Central Texas Regional Mobility Authority, Series 2016, Ref. RB	5.00%	01/01/2046	700	793,107
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	1,000	1,220,840
Central Texas Regional Mobility Authority, Series 2020 E, RB	4.00%	01/01/2050	1,000	1,133,380
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	8,500	9,748,480
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	6,000	7,247,280
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2045	11,000	14,268,430
Dallas (City of), TX (Civic Center Convention Complex), Series 2009, Ref. RB, (INS - AGC)(c)	5.25%	08/15/2034	2,500	2,508,800
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB	5.00%	12/01/2046	5,540	6,472,216
Friendswood Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.00%	02/15/2051	1,000	894,610
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2043	10,000	12,244,300
Harris County Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	1,000	1,171,060
Harris County Toll Road Authority (The), Series 2021, Ref. RB	3.00%	08/15/2050	1,000	1,062,230
Harris County Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2050	1,000	1,167,260
Harris County-Houston Sports Authority, Series 2014 A, Ref. RB	5.00%	11/15/2053	3,950	4,261,497
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2043	3,500	4,123,035
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	3,500	4,468,485
Houston (City of), TX, Series 2020 C, Ref. RB	3.00%	11/15/2047	7,000	7,403,410
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2049	3,000	3,509,820
Hutto (City of), TX, Series 2017, GO Bonds, (INS - AGM)(c)	5.00%	08/01/2057	10,000	11,577,200
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	5,000	5,908,350
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	5,000	5,829,600
Leander Independent School District, Series 2020 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,000	1,192,890
Lower Colorado River Authority, Series 2012 A, Ref. RB	5.00%	05/15/2039	1,900	1,994,924

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lower Colorado River Authority, Series 2013, Ref. RB	5.00%	05/15/2039	$1,000	$1,087,220
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2040	500	573,305
Lower Colorado River Authority, Series 2021, Ref. RB	5.00%	05/15/2046	1,250	1,546,325
Lower Colorado River Authority, Series 2021, Ref. RB	5.00%	05/15/2051	1,250	1,540,075
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	2,000	2,367,120
Mesquite Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	5,000	6,089,500
Mesquite Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	4,000	4,661,760
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2046	1,000	1,005,970
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2051	1,000	1,003,640
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University), Series 2014 A, RB, (INS - AGM)(c)	5.00%	04/01/2046	1,250	1,351,188
North Fort Bend Water Authority, Series 2011, RB, (INS - AGM)(c)	5.00%	12/15/2036	2,500	2,588,750
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2040	2,500	2,683,225
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2039	1,800	2,081,898
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	6,270	7,463,808
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	5,000	5,837,300
Prosper Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,000	1,192,360
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	6,500	8,014,435
Richardson Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	2,285	2,701,121
Rockwall Independent School District, Series 2016, GO Bonds(a)(b)	5.00%	02/15/2025	2,045	2,405,615
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	10,000	12,065,500
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	4,000	4,976,400
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2043	2,500	3,059,150
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	10,000	12,458,800
San Antonio (City of), TX Water System, Series 2020 C, RB	5.00%	05/15/2046	5,000	6,271,050
San Jacinto College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	2,000	2,447,760
San Jacinto River Authority (Groundwater Reduction Plan Division), Series 2011, RB, (INS - AGM)(c)	5.00%	10/01/2037	1,000	1,003,420
Sherman Independent School District, Series 2018 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	6,785	8,229,594
Socorro Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	4,000	4,670,640
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	2,000	2,401,060
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2045	750	878,910
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	3,280	3,818,379
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2015 C, Ref. RB	5.00%	08/15/2042	2,500	2,774,125
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	3,910	4,601,249
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	1,000	1,209,460
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	4,975	6,077,957
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	10,000	12,381,200
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	2,500	2,953,475

				270,387,566

Utah-0.48%
Salt Lake (City of), UT (Salt Lake City International Airport), Series 2017 B, RB	5.00%	07/01/2047	4,000	4,709,800
Salt Lake City Corp., Series 2017 B, RB	5.00%	07/01/2042	2,000	2,371,840
Salt Lake City Corp., Series 2018 B, RB	5.00%	07/01/2048	3,000	3,586,230

				10,667,870

Virginia-0.33%
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2051	3,395	3,830,307
Lynchburg Economic Development Authority, Series 2017 A, Ref. RB	5.00%	01/01/2047	1,000	1,154,940
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2036	2,000	2,307,640

				7,292,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2021

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-2.31%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2041	$6,500	$7,830,225
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2046	3,000	4,382,070
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	2,000	2,482,020
King (County of), WA, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2023	14,695	16,323,206
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2040	1,000	1,182,430
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2038	5,000	6,056,200
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2041	4,855	5,847,216
Washington (State of) (Senior 520 Corridor Program), Series 2011 C, GO Bonds(a)(b)	5.00%	06/01/2021	1,340	1,355,812
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	3,000	3,692,550
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	1,081,710
Washington (State of) Higher Education Facilities Authority (Seattle University), Series 2020, RB	4.00%	05/01/2050	1,200	1,335,804

				51,569,243

Wisconsin-0.57%
Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	5,000	5,831,200
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group), Series 2015, Ref. RB	5.00%	08/15/2039	1,500	1,660,725
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	06/01/2045	5,000	5,204,650

				12,696,575

TOTAL INVESTMENTS IN SECURITIES(f) -97.03% (Cost $2,072,402,053)				2,168,214,657
OTHER ASSETS LESS LIABILITIES-2.97%				66,336,328

NET ASSETS-100.00%				$2,234,550,985

Investment Abbreviations:

AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security subject to crossover refunding.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2021 represented less than 1% of the Fund’s Net Assets.

(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp	10.83%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 28, 2021

(Unaudited)

Portfolio Composition

Revenue Type Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Ad Valorem Property Tax	16.98
Water Revenue	11.31
College & University Revenue	10.86
Health, Hospital, Nursing Home Revenue	8.72
Sales Tax Revenue	7.60
Highway Tolls Revenue	6.86
Income Tax Revenue	5.53
Port, Airport & Marina Revenue	5.21
Lease Revenue	4.17
Electric Power Revenue	4.03
Miscellaneous Revenue	3.97
Sewer Revenue	3.21
Revenue Types Each Less Than 3%	8.58
Other Assets Less Liabilities	2.97

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco New York AMT-Free Municipal Bond ETF (PZT)

February 28, 2021

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.83%
Guam-0.97%
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB, (INS - AGM)(a)	5.00%	10/01/2030	$1,000	$1,062,060
New York-95.86%
Battery Park (City of), NY Authority, Series 2019, RB	4.00%	11/01/2044	1,000	1,172,820
Battery Park (City of), NY Authority, Series 2019, RB	5.00%	11/01/2049	2,500	3,160,125
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB	5.00%	07/15/2042	2,000	2,301,960
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2045	1,000	1,020,060
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	1,087,010
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	500	560,185
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	526,797
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2044	2,000	2,246,340
Metropolitan Transportation Authority (Green Bonds), Series 2016 A1, RB	5.25%	11/15/2056	1,000	1,147,430
Metropolitan Transportation Authority (Green Bonds), Series 2016 B-1, RB	5.00%	11/15/2046	1,500	1,765,230
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGM)(a)	5.00%	11/15/2044	800	963,552
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGM)(a)	4.00%	11/15/2049	1,000	1,120,040
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	1,000	1,201,100
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	1,000	1,129,950
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,240	1,272,947
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,163,470
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2048	1,500	1,809,420
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2040	800	935,528
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2041	750	873,765
New York (City of), NY, Series 2017 A-1, GO Bonds	5.00%	08/01/2038	500	592,785
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	12/01/2043	2,000	2,213,120
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2038	1,000	1,200,550
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2039	2,000	2,470,940
New York (City of), NY, Series 2020 BB1, RB	3.00%	06/15/2050	1,000	1,033,100
New York (City of), NY, Series 2020 BB1, RB	4.00%	06/15/2050	1,000	1,153,470
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	1,000	1,240,210
New York (City of), NY, Series 2020 GG-1, RB.	5.00%	06/15/2050	1,000	1,239,280
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2009, RB(b)(c)	6.50%	03/15/2021	2,500	2,505,550
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2049	2,000	2,065,580
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.25%	06/15/2037	1,000	1,229,220
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	3.63%	06/15/2048	2,000	2,173,700
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	1,000	1,140,290
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	5.00%	07/15/2035	1,000	1,168,610
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	1,000	1,168,230
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	1,500	1,785,780
New York (City of), NY Transitional Finance Authority, Series 2018 B-1, RB	5.00%	08/01/2045	1,000	1,200,130
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	1,000	1,120,430
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	1,000	1,221,620
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2042	2,000	2,251,420
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	1,000	1,029,970
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2037	1,000	1,291,590
New York (City of), NY Water & Sewer System, Series 2021 CC-1, RB	4.00%	06/15/2051	1,000	1,151,310
New York (State of) Dormitory Authority, Series 2012 B, RB	5.00%	03/15/2042	1,200	1,253,256
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2038	1,000	1,197,870
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2044	5,000	5,591,950
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2043	1,000	1,200,100
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2049	1,000	1,037,130

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco New York AMT-Free Municipal Bond ETF (PZT)–(continued)

February 28, 2021

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Catholic Health System Obligated Group), Series 2019 A, Ref. RB	4.00%	07/01/2045	$500	$548,090
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	1,000	1,257,620
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	1,000	1,118,180
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB	3.00%	02/01/2050	1,110	1,144,565
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,140,150
New York (State of) Dormitory Authority (New York University), Series 2001-1, RB, (INS - AMBAC)(a)	5.50%	07/01/2040	1,500	2,187,270
New York (State of) Dormitory Authority (NYU Hospitals Center), Series 2014, Ref. RB	5.00%	07/01/2034	1,500	1,667,895
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	2,000	2,462,680
New York (State of) Dormitory Authority (State University of New York), Series 2019 A, RB	4.00%	07/01/2049	1,785	2,004,751
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,000	1,162,980
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	1,000	1,038,120
New York (State of) Utility Debt Securitization Authority, Series 2013, RB	5.00%	12/15/2041	1,500	1,677,120
New York City (City of), NY Transitional Finance Authority, Series 2020 D, RB	3.00%	11/01/2050	1,000	1,026,560
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	1,885	2,125,809
New York Liberty Development Corp. (4 World Trade Center), Series 2011, Ref. RB	5.00%	11/15/2044	2,000	2,057,300
New York State Environmental Facilities Corp., Series 2016, Ref. RB	5.00%	06/15/2041	1,000	1,182,750
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2044	2,000	2,259,500
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,245,150
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2028	50	62,078
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	500	557,880
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2042	1,000	1,112,140
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	500	621,800
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	1,470	1,700,966
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2037	1,000	1,203,830
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	1,000	1,201,220
Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2038	2,000	2,462,420

				105,613,744

TOTAL INVESTMENTS IN SECURITIES(d) -96.83% (Cost $102,247,615)				106,675,804
OTHER ASSETS LESS LIABILITIES-3.17%				3,497,383

NET ASSETS-100.00%				$110,173,187

Investment Abbreviations:

AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp	5.84%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco New York AMT-Free Municipal Bond ETF (PZT)–(continued)

February 28, 2021

(Unaudited)

Portfolio Composition

Revenue Type Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Income Tax Revenue	20.35
College & University Revenue	11.81
Water Revenue	10.15
Miscellaneous Revenue	8.78
Ad Valorem Property Tax	7.01
Electric Power Revenue	6.76
Lease Revenue	6.15
Highway Tolls Revenue	5.73
Health, Hospital, Nursing Home Revenue	4.48
Port, Airport & Marina Revenue	4.34
Transit Revenue	4.02
Revenue Types Each Less Than 3%	7.25
Other Assets Less Liabilities	3.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco Preferred ETF (PGX)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Preferred Stocks-100.39%
Automobiles-1.16%
Ford Motor Co.
Pfd., 6.00%(b)	1,541,361	$40,029,145
Pfd., 6.20%(b)	1,443,791	37,654,069

		77,683,214

Banks-34.70%
Associated Banc-Corp.
Series F, Pfd., 5.63%	7,785	198,829
Series E, Pfd., 5.88%(b)	192,278	4,969,425
BancorpSouth Bank, Series A, Pfd., 5.50%(b)	284,351	7,350,473
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	1,392,178	34,303,266
Series NN, Pfd., 4.38%(b)	1,726,462	42,643,611
Series LL, Pfd., 5.00%(b)	2,779,294	71,261,098
Series KK, Pfd., 5.38%(b)	3,133,515	81,158,039
Series HH, Pfd., 5.88%(b)	1,941,989	51,307,349
Series EE, Pfd., 6.00%(b)	1,780,114	45,054,685
Series GG, Pfd., 6.00%(b)	2,870,715	76,016,533
BOK Financial Corp., Pfd., 5.38%(b)	285,837	7,268,835
CIT Group, Inc., Series B, Pfd., 5.63%(b)	368,708	9,398,367
Citigroup, Inc.
Series K, Pfd., 6.88%(c)	3,968,800	108,586,368
Series J, Pfd., 7.13%(b)(c)	492,538	13,608,825
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	858,156	22,011,701
Series D, Pfd., 6.35%(b)(c)	583,056	16,028,209
Cullen/Frost Bankers, Inc., Series B, Pfd., 4.45%(b)	256,760	6,380,486
Dime Community Bancshares, Inc., Pfd., 5.50%(b)	197,196	4,811,582
Fifth Third Bancorp
Series K, Pfd., 4.95%(b)	487,013	12,389,611
Series A, Pfd., 6.00%(b)	219,818	5,807,592
Series I, Pfd., 6.63%(b)(c)	994,130	27,766,051
First Citizens BancShares, Inc., Series A, Pfd., 5.38%(b)	623,812	16,219,112
First Horizon Corp.
Series D, Pfd., 6.10%(b)(c)	189,885	4,993,976
Series A, Pfd., 6.20%(b)	193,914	4,935,441
Pfd., 6.50%(b)	275,821	7,471,991
First Midwest Bancorp, Inc.
Series A, Pfd., 7.00%(b)	197,288	5,458,959
Series C, Pfd., 7.00%(b)	86,698	2,416,273
First Republic Bank
Series K, Pfd., 4.13%(b)	889,436	21,720,027
Series L, Pfd., 4.25%(b)	927,602	23,551,815
Series J, Pfd., 4.70%(b)	675,489	17,150,666
Series H, Pfd., 5.13%(b)	377,786	9,588,209
Series G, Pfd., 5.50%(b)	326,048	8,258,796
Series I, Pfd., 5.50%(b)	607,934	16,098,092
Fulton Financial Corp., Series A, Pfd., 5.13%(b)	354,967	8,980,665
Hancock Whitney Corp.
Pfd., 5.95%(b)	315,503	7,975,916
Pfd., 6.25%(b)	349,646	9,318,066

	Shares	Value
Banks-(continued)
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%	919,800	$22,268,358
Series C, Pfd., 5.88%(b)	213,213	5,443,328
Series D, Pfd., 6.25%(b)	1,136,740	28,827,726
JPMorgan Chase & Co.
Series GG, Pfd., 4.75%(b)	1,678,974	43,183,211
Series DD, Pfd., 5.75%(b)	3,287,215	87,078,325
Series EE, Pfd., 6.00%	2,869,603	77,680,153
Series AA, Pfd., 6.10%	2,593,472	66,159,471
Series BB, Pfd., 6.15%(b)	2,267,868	57,785,277
KeyCorp
Series G, Pfd., 5.63%(b)	808,579	21,217,113
Series F, Pfd., 5.65%	790,112	20,384,890
Series E, Pfd., 6.13%(b)(c)	991,511	28,109,337
People’s United Financial, Inc., Series A, Pfd., 5.63%(b)(c)	531,605	14,411,812
PNC Financial Services Group, Inc. (The), Series P, Pfd., 6.13%(c)	3,080,717	80,683,978
Regions Financial Corp.
Series C, Pfd., 5.70%(c)	917,013	24,759,351
Series A, Pfd., 6.38%(b)	912,105	23,477,583
Series B, Pfd., 6.38%(b)(c)	981,985	26,759,091
Signature Bank, Series A, Pfd., 5.00%	1,230,662	30,581,951
SVB Financial Group, Series A, Pfd., 5.25%(b)	660,700	16,960,169
Synovus Financial Corp.
Series E, Pfd., 5.88%(b)(c)	711,741	18,768,610
Series D, Pfd., 6.30%(b)(c)	416,258	10,926,773
TCF Financial Corp., Series C, Pfd., 5.70%(b)	382,662	9,796,147
Texas Capital Bancshares, Inc.
Series B, Pfd., 5.75%	330,000	8,111,400
Series A, Pfd., 6.50%(b)	519,380	13,077,988
Truist Financial Corp.
Series R, Pfd., 4.75%	1,666,414	42,176,938
Series G, Pfd., 5.20%	57,248	1,431,772
Series O, Pfd., 5.25%(b)	847,408	22,176,667
Series H, Pfd., 5.63%	922,474	23,190,996
U.S. Bancorp
Series L, Pfd., 3.75%(b)	745,543	17,535,171
Series M, Pfd., 4.00%(b)	1,275,776	31,562,698
Series K, Pfd., 5.50%(b)	1,255,073	33,861,870
Series F, Pfd., 6.50%(b)(c)	1,384,860	36,366,424
Valley National Bancorp
Series B, Pfd., 5.50%(b)(c)	201,072	5,071,036
Series A, Pfd., 6.25%(c)	199,376	5,327,327
Webster Financial Corp., Series F, Pfd., 5.25%(b)	314,839	7,965,427

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco Preferred ETF (PGX)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Banks-(continued)
Wells Fargo & Co.
Series CC, Pfd., 4.38%(b)	1,614,688	$39,705,178
Series AA, Pfd., 4.70%(b)	2,181,059	53,348,703
Series Z, Pfd., 4.75%(b)	3,712,881	91,708,161
Series O, Pfd., 5.13%(b)	1,099,031	27,541,717
Pfd., 5.20%(b)	1,177,390	29,340,559
Series X, Pfd., 5.50%(b)	2,311,219	57,988,485
Series Y, Pfd., 5.63%(b)	1,653,629	42,051,785
Series W, Pfd., 5.70%(b)	2,050,326	51,217,143
Series Q, Pfd., 5.85%(b)(c)	3,491,116	90,454,816
Series R, Pfd., 6.63%(b)(c)	1,710,195	47,440,809
Wintrust Financial Corp.
Series D, Pfd., 6.50%(b)(c)	239,014	6,384,064
Series E, Pfd., 6.88%(c)	560,948	15,426,070
Zions Bancorporation N.A.
Series H, Pfd., 5.75%(b)	247,802	6,331,341
Series G, Pfd., 6.30%(b)(c)	24,388	637,015

		2,335,153,153

Capital Markets-10.54%
Affiliated Managers Group, Inc.
Pfd., 4.75%(b)	429,438	10,723,067
Pfd., 5.88%	580,015	15,469,000
Apollo Global Management, Inc.
Series A, Pfd., 6.38%(b)	537,740	13,814,541
Series B, Pfd., 6.38%(b)	592,508	15,446,684
Ares Management Corp., Series A, Pfd., 7.00%	662,963	17,104,445
Brightsphere Investment Group, Inc., Pfd., 5.13%	246,161	6,208,180
Brookfield Finance I (UK) PLC, Pfd., 4.50% (Canada)(b)	375,738	8,717,122
Brookfield Finance, Inc., Series 50, Pfd., 4.63% (Canada)(b)	755,428	17,314,410
Charles Schwab Corp. (The)
Series D, Pfd., 5.95%(b)	1,421,060	36,038,082
Series C, Pfd., 6.00%	1,104,925	28,120,341
Goldman Sachs Group, Inc. (The)
Series J, Pfd., 5.50%(b)(c)	1,941,584	51,432,560
Series N, Pfd., 6.30%(b)	1,254,932	31,837,625
Series K, Pfd., 6.38%(b)(c)	1,332,723	36,583,246
KKR & Co., Inc.
Series B, Pfd., 6.50%(b)	328,627	8,366,843
Series A, Pfd., 6.75%(b)	714,681	18,245,806
Legg Mason, Inc.
Pfd., 5.45%	876,890	22,479,075
Pfd., 6.38%	437,844	11,112,481
Morgan Stanley
Series L, Pfd., 4.88%(b)	928,453	23,889,096
Series K, Pfd., 5.85%(c)	1,907,068	52,940,208
Series I, Pfd., 6.38%(b)(c)	2,101,301	58,416,168
Series F, Pfd., 6.88%(b)(c)	1,290,845	36,130,751
Series E, Pfd., 7.13%(b)(c)	1,607,787	45,532,528
Northern Trust Corp., Series E, Pfd., 4.70%	748,227	19,506,278
Oaktree Capital Group LLC
Series B, Pfd., 6.55%	482,551	12,459,467
Series A, Pfd., 6.63%	387,507	10,144,933

	Shares	Value
Capital Markets-(continued)
State Street Corp.
Series G, Pfd., 5.35%(b)(c)	929,789	$25,987,602
Series D, Pfd., 5.90%(b)(c)	1,386,026	38,323,619
Stifel Financial Corp.
Pfd., 5.20%	471,218	11,902,967
Series C, Pfd., 6.13%(b)	388,364	10,481,944
Series A, Pfd., 6.25%(b)	326,884	8,315,929
Series B, Pfd., 6.25%(b)	228,218	6,102,549

		709,147,547

Chemicals-0.14%
EI du Pont de Nemours and Co., Series B, Pfd., 4.50%	91,724	9,516,365

Commercial Services & Supplies-0.31%
Pitney Bowes, Inc., Pfd., 6.70%(b)	926,290	20,934,154

Consumer Finance-3.52%
Capital One Financial Corp.
Series K, Pfd., 4.63%(b)	21,194	530,910
Series J, Pfd., 4.80%(b)	2,324,685	56,280,624
Series I, Pfd., 5.00%(b)	2,976,288	73,960,757
Series G, Pfd., 5.20%(b)	1,136,437	28,717,763
Series H, Pfd., 6.00%(b)	976,517	24,969,540
Navient Corp., Pfd., 6.00%(b)	664,508	15,582,712
Synchrony Financial, Series A, Pfd., 5.63%(b)	1,405,493	36,500,653

		236,542,959

Diversified Financial Services-1.69%
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	553,085	13,655,669
Series A, Pfd., 5.25%(b)	1,490,643	38,026,303
National Rural Utilities Cooperative Finance Corp., Pfd., 5.50%(b)	481,691	12,644,389
PartnerRe Ltd.
Series I, Pfd., 5.88% (Bermuda)(b)	747,799	18,979,139
Series H, Pfd., 7.25% (Bermuda)(b)	632,768	15,990,047
Voya Financial, Inc., Series B, Pfd., 5.35%(c)	549,587	14,448,642

		113,744,189

Diversified Telecommunication Services-4.70%
AT&T, Inc.
Series C, Pfd., 4.75%(b)	3,150,238	76,456,276
Series A, Pfd., 5.00%(b)	2,250,163	56,951,626
Pfd., 5.35%	2,471,496	63,492,732
Pfd., 5.63%	1,574,643	41,381,618
Qwest Corp.
Pfd., 6.50%	1,909,785	48,202,974
Pfd., 6.75%(b)	1,137,590	29,577,340

		316,062,566

Electric Utilities-7.24%
Alabama Power Co., Series A, Pfd., 5.00%	487,588	12,867,447
Duke Energy Corp.
Pfd., 5.13%(b)	1,041,846	26,431,633
Pfd., 5.63%	1,004,254	26,753,327
Series A, Pfd., 5.75%(b)	1,739,749	46,312,118
Entergy Arkansas LLC, Pfd., 4.88%	604,363	15,296,428
Entergy Louisiana LLC, Pfd., 4.88%(b)	551,054	14,024,324
Entergy Mississippi LLC, Pfd., 4.90%(b)	545,607	13,972,995
Entergy New Orleans LLC, Pfd., 5.50%(b)	552,881	13,982,361

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco Preferred ETF (PGX)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Electric Utilities-(continued)
Georgia Power Co., Series 2017A, Pfd., 5.00%(b)	548,566	$14,377,915
Interstate Power and Light Co., Series D, Pfd., 5.10%(b)	405,840	10,267,752
NextEra Energy Capital Holdings, Inc.
Series K, Investment Units, 5.25%(b)	959,764	24,521,970
Series N, Pfd., 5.65%(b)	1,341,359	36,659,341
PPL Capital Funding, Inc., Series B, Pfd., 5.90%	853,267	21,621,786
SCE Trust II, Pfd., 5.10%(b)	205,910	4,962,431
SCE Trust III, Series H, Pfd., 5.75%(b)(c)	514,922	12,656,783
SCE Trust IV, Series J, Pfd., 5.38%(b)(c)	661,864	15,818,550
SCE Trust V, Series K, Pfd., 5.45%(c)	557,105	13,899,770
SCE Trust VI, Pfd., 5.00%	962,954	22,436,828
Southern Co. (The)
Series C, Pfd., 4.20%(b)	1,366,983	32,329,148
Series 2020, Pfd., 4.95%(b)	1,848,320	47,335,475
Pfd., 5.25%(b)	1,494,655	38,502,313
Pfd., 5.25%(b)	841,563	21,947,963

		486,978,658

Equity REITs-7.92%
American Homes 4 Rent
Series F, Pfd., 5.88%(b)	535,000	13,738,800
Series G, Pfd., 5.88%	180,720	4,648,118
Series H, Pfd., 6.25%(b)	179,525	4,761,003
Series E, Pfd., 6.35%(b)	285,875	7,306,965
Series D, Pfd., 6.50%(b)	350,898	8,972,462
Boston Properties, Inc., Series B, Pfd., 5.25%(b)	241,682	6,068,635
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%(b)	656,918	17,086,437
Series J, Pfd., 5.25%(b)	501,263	12,937,598
Series K, Pfd., 5.85%(b)	385,240	10,432,299
Series C, Pfd., 6.63%(b)	335,603	8,571,301
Diversified Healthcare Trust
Pfd., 5.63%(b)	694,299	14,094,270
Pfd., 6.25%(b)	475,818	10,548,885
EPR Properties, Series G, Pfd., 5.75%(b)	326,853	7,716,999
Federal Realty Investment Trust, Series C, Pfd., 5.00%(b)	301,691	7,804,746
Global Net Lease, Inc., Series A, Pfd., 7.25%(b)	166,594	4,309,787
Kimco Realty Corp.
Series L, Pfd., 5.13%(b)	434,359	11,119,590
Class M, Pfd., 5.25%(b)	492,848	12,661,265
National Retail Properties, Inc., Series F, Pfd., 5.20%	687,327	17,444,359
Office Properties Income Trust
Pfd., 5.88%(b)	607,231	15,247,570
Pfd., 6.38%(b)	73,614	1,878,629
PS Business Parks, Inc.
Series Z, Pfd., 4.88%(b)	593,709	15,062,397
Series W, Pfd., 5.20%(b)	368,591	9,480,161
Series Y, Pfd., 5.20%	376,610	9,675,111
Series X, Pfd., 5.25%(b)	446,936	11,504,133

	Shares	Value
Equity REITs-(continued)
Public Storage
Series N, Pfd., 3.88%(b)	451,379	$11,117,465
Series O, Pfd., 3.90%(b)	225,376	5,636,654
Series M, Pfd., 4.13%(b)	312,686	7,857,799
Series L, Pfd., 4.63%(b)	448,923	11,402,644
Series J, Pfd., 4.70%(b)	28,240	723,509
Series K, Pfd., 4.75%(b)	311,638	8,189,847
Series I, Pfd., 4.88%(b)	331,582	8,733,870
Series E, Pfd., 4.90%	1,240,580	31,547,949
Series D, Pfd., 4.95%	997,740	25,492,257
Series G, Pfd., 5.05%(b)	947,726	24,366,035
Series C, Pfd., 5.13%(b)	571,911	14,555,135
Series F, Pfd., 5.15%(b)	577,811	14,895,968
Series H, Pfd., 5.60%(b)	508,082	13,870,639
QTS Realty Trust, Inc., Series A, Pfd., 7.13%	57,884	1,547,818
SITE Centers Corp.
Series K, Pfd., 6.25%(b)	351,984	8,894,636
Series A, Pfd., 6.38%(b)	264,250	6,754,230
SL Green Realty Corp., Series I, Pfd., 6.50%	434,917	11,038,193
Spirit Realty Capital, Inc., Series A, Pfd., 6.00%	365,702	9,471,682
VEREIT, Inc., Series F, Pfd., 6.70%(b)	692,671	17,510,723
Vornado Realty Trust
Series M, Pfd., 5.25%(b)	652,626	16,315,650
Series N, Pfd., 5.25%	512,243	12,647,280
Series L, Pfd., 5.40%(b)	437,319	10,889,243
Series K, Pfd., 5.70%	661,120	16,594,112

		533,124,858

Gas Utilities-0.33%
South Jersey Industries, Inc., Pfd., 5.63%(b)	380,459	9,557,130
Spire, Inc., Series A, Pfd., 5.90%(b)	480,939	12,841,071

		22,398,201

Independent Power and Renewable Electricity Producers-0.14%
Brookfield Renewable Partners L.P., Series 17, Pfd., 5.25% (Canada)	380,137	9,579,452

Insurance-15.18%
AEGON Funding Co. LLC, Pfd., 5.10% (Netherlands)(b)	1,733,630	43,566,122
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	562,906	14,483,571
Pfd., 5.10%(c)	939,023	24,621,183
Series H, Pfd., 5.10%	2,130,097	55,276,017
Series G, Pfd., 5.63%	1,157,136	30,883,960
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(c)	741,017	18,977,445
Series B, Pfd., 6.63%(b)(c)	345,177	9,295,617
American Financial Group, Inc.
Pfd., 4.50%(b)	222,161	5,589,571
Pfd., 5.13%(b)	409,014	10,425,767
Pfd., 5.63%(b)	183,393	4,850,745
Pfd., 5.88%(b)	81,915	2,192,045
American International Group, Inc.,
Series A, Pfd., 5.85%(b)	949,626	25,345,518

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco Preferred ETF (PGX)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Insurance-(continued)
Arch Capital Group Ltd.
Series E, Pfd., 5.25%	897,866	$22,716,010
Series F, Pfd., 5.45%	626,882	16,117,136
Argo Group International Holdings Ltd., Pfd., 7.00%(b)(c)	213,886	5,601,674
Argo Group U.S., Inc., Pfd., 6.50%	246,281	6,235,835
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	497,644	12,839,215
Pfd., 5.63% (Bermuda)(b)	485,073	12,466,376
Pfd., 5.95% (Bermuda)(b)(c)	495,548	13,132,022
Assurant, Inc., Pfd., 5.25%(b)	390,183	9,793,593
Assured Guaranty Municipal Holdings, Inc., Pfd., 6.25%(b)	695,041	17,869,504
Athene Holding Ltd.
Series D, Pfd., 4.88%(b)	1,013,000	24,393,040
Series B, Pfd., 5.63%(b)	617,394	15,867,026
Series A, Pfd., 6.35%(c)	1,668,098	45,272,180
Series C, Pfd., 6.38%(c)	1,101,759	30,100,056
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%(b)	1,102,356	28,032,913
Brighthouse Financial, Inc.
Series C, Pfd., 5.38%	717,421	18,007,267
Pfd., 6.25%	793,018	20,729,491
Series A, Pfd., 6.60%	803,952	21,176,096
Series B, Pfd., 6.75%	659,198	17,778,570
CNO Financial Group, Inc., Pfd., 5.13%(b)	323,826	8,079,459
Enstar Group Ltd.
Series D, Pfd., 7.00%(c)	816,459	22,583,256
Series E, Pfd., 7.00%	193,558	5,144,772
Globe Life, Inc., Pfd., 6.13%(b)	667,408	16,985,534
Hartford Financial Services Group, Inc. (The)
Series G, Pfd., 6.00%(b)	632,749	17,584,095
Pfd., 7.88%(b)(c)	1,194,008	32,274,036
MetLife, Inc.
Series F, Pfd., 4.75%(b)	1,827,478	46,326,567
Series E, Pfd., 5.63%(b)	1,639,260	43,243,679
Prudential Financial, Inc.
Pfd., 4.13%(b)	925,414	22,894,742
Pfd., 5.63%(b)	1,141,616	30,195,743
Prudential PLC, Pfd., 6.50% (United Kingdom)	1,061,318	28,220,446
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)(c)	770,275	21,159,454
Pfd., 6.20%(c)	766,900	20,062,104
RenaissanceRe Holdings Ltd.
Series E, Pfd., 5.38% (Bermuda)(b)	780,463	19,667,668
Series F, Pfd., 5.75% (Bermuda)(b)	471,095	12,521,705
Selective Insurance Group, Inc., Series B, Pfd., 4.60%(b)	346,671	8,257,703
Unum Group, Pfd., 6.25%(b)	616,347	16,240,743
W R Berkley Corp., Pfd., 4.13%(b)	550,500	13,878,105
W.R. Berkley Corp.
Pfd., 4.25%(b)	332,156	8,353,723
Pfd., 5.10%(b)	576,150	14,962,615
Pfd., 5.70%(b)	344,936	9,195,994
Pfd., 5.75%	663,899	16,790,006
Pfd., 5.90%(b)	137,382	3,434,550

		1,021,692,264

	Shares	Value
Internet & Direct Marketing Retail-1.91%
eBay, Inc., Pfd., 6.00%(b)	1,481,879	$37,254,438
Qurate Retail, Inc., Pfd., 8.00%	579,027	57,103,643
QVC, Inc.
Pfd., 6.25%(b)	959,585	23,797,708
Pfd., 6.38%	422,419	10,594,268

		128,750,057

Leisure Products-0.40%
Brunswick Corp.
Pfd., 6.38%(b)	426,967	11,519,570
Pfd., 6.50%(b)	339,162	9,113,283
Pfd., 6.63%(b)	237,898	6,420,867

		27,053,720

Multi-Utilities-4.46%
Algonquin Power & Utilities Corp.
Series 19-A, Pfd., 6.20% (Canada)(b)(c)	672,444	18,572,903
Pfd., 6.88% (Canada)(c)	570,210	15,589,541
Brookfield Infrastructure Partners L.P.
Series 14, Pfd., 5.00% (Canada)(b)	454,816	11,118,068
Series 13, Pfd., 5.13% (Canada)(b)	329,273	8,001,334
CMS Energy Corp.
Pfd., 5.63%(b)	406,699	10,533,504
Pfd., 5.88%(b)	529,935	14,112,169
Pfd., 5.88%	1,258,861	33,271,696
Dominion Energy, Inc., Series A, Investment Units, 5.25%	1,613,894	40,976,769
DTE Energy Co.
Series G, Pfd., 4.38%(b)	370,656	9,151,497
Series E, Investment Units, 5.25%	769,452	19,828,778
Series B, Investment Units, 5.38%(b)	570,269	14,444,914
Series F, Investment Units, 6.00%	800,870	20,582,359
Integrys Holding, Inc., Pfd., 6.00%(b)(c)	699,761	18,718,607
NiSource, Inc., Series B, Pfd., 6.50%(c)	973,523	26,547,972
Sempra Energy, Pfd., 5.75%(b)	1,448,995	38,615,717

		300,065,828

Oil, Gas & Consumable Fuels-2.02%
DCP Midstream L.P.
Series B, Pfd., 7.88%(c)	316,330	7,126,915
Series C, Pfd., 7.95%(c)	219,305	4,956,293
Enbridge, Inc., Series B, Pfd., 6.38% (Canada)(c)	1,124,111	30,114,934
Energy Transfer Operating L.P.
Series C, Pfd., 7.38%(c)	922,488	20,110,238
Series E, Pfd., 7.60%(c)	1,526,009	34,442,023
Series D, Pfd., 7.63%(c)	833,489	18,845,186
NuStar Energy L.P.
Series B, Pfd., 7.63%(c)	715,972	13,138,086
Series C, Pfd., 9.00%(c)	324,055	7,391,695

		136,125,370

Real Estate Management & Development-0.48%
Brookfield Property Partners L.P.
Series A, Pfd., 5.75%	472,924	10,366,494
Series A2, Pfd., 6.38%	603,551	14,292,088
Series A-1, Pfd., 6.50%	298,107	7,267,848

		31,926,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco Preferred ETF (PGX)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Thrifts & Mortgage Finance-0.59%
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(c)	941,738	$26,293,325
Washington Federal, Inc., Series A, Pfd., 4.88%(b)	538,816	13,276,426

		39,569,751

Trading Companies & Distributors-1.05%
Air Lease Corp., Series A, Pfd., 6.15%(b)(c) .	506,848	13,051,336
Fortress Transportation and Infrastructure Investors LLC, Series B, Pfd., 8.00%(c)	39,104	974,863
GATX Corp., Pfd., 5.63%(b)	323,667	8,227,615
Triton International Ltd.
Pfd., 6.88% (Bermuda)(b)	238,394	6,129,110
Pfd., 7.38% (Bermuda)(b)	350,337	9,290,937
Pfd., 8.00% (Bermuda)(b)	271,170	7,362,265
WESCO International, Inc., Series A, Pfd., 10.63%(c)	845,740	25,668,209

		70,704,335

Wireless Telecommunication Services-1.91%
Telephone & Data Systems, Inc.
Pfd., 5.88%(b)	531,472	13,122,044
Pfd., 6.63%(b)	1,010,093	25,353,334
Series UU, Pfd., 6.63%	144,000	3,578,400
United States Cellular Corp.
Pfd., 5.50%(b)	912,953	22,367,348
Pfd., 6.25%(b)	914,776	23,052,355
Pfd., 6.95%(b)	608,858	15,513,702
Pfd., 7.25%	568,492	14,297,574
Pfd., 7.25%(b)	445,581	11,242,009

		128,526,766

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.39% (Cost $6,784,393,302)		6,755,279,837

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.99%
Invesco Private Government Fund, 0.01%(d)(e)(f)	54,030,738	$54,030,738
Invesco Private Prime Fund, 0.11%(d)(e)(f)	80,092,298	80,124,336

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $134,155,073)		134,155,074

TOTAL INVESTMENTS IN SECURITIES-102.38% (Cost $6,918,548,375)		6,889,434,911
OTHER ASSETS LESS LIABILITIES-(2.38)%		(160,428,563)

NET ASSETS-100.00%		$6,729,006,348

Investment Abbreviations:

Pfd. -Preferred

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$610,780,326	$(610,780,326)	$-	$-	$-	$5,113
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	67,211,371	(67,211,371)	-	-	-	471

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco Preferred ETF (PGX)–(continued)

February 28, 2021

(Unaudited)

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$46,761,620	$168,185,032	$(160,915,914)	$-	$-	$54,030,738	$3,845	*
Invesco Private Prime Fund	15,589,691	205,517,905	(140,989,831)	2	6,569	80,124,336	17,947	*

Total	$62,351,311	$1,051,694,634	$(979,897,442)	$2	$6,569	$134,155,074	$27,376

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Financials	66.22
Utilities	12.17
Real Estate	8.40
Communication Services	6.61
Consumer Discretionary	3.47
Sector Types Each Less Than 3%	3.52
Money Market Funds Plus Other Assets Less Liabilities	(0.39)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco Taxable Municipal Bond ETF (BAB)

February 28, 2021

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-95.33%
Alabama-0.72%
Auburn University, Series 2020 C, RB	2.53%	06/01/2040	$7,500	$7,330,050
Auburn University, Series 2020 C, RB	2.68%	06/01/2050	10,000	9,664,000

				16,994,050

Arizona-1.42%
Arizona (State of) Department of Transportation State Highway Fund Revenue, Series 2020, Ref. RB	2.46%	07/01/2030	2,560	2,716,493
Flagstaff (City of), AZ, Series 2020 A, COP	3.01%	05/01/2040	5,000	5,058,050
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 B, RB	3.17%	09/01/2051	3,000	2,959,680
Scottsdale Municipal Property Corp., Series 2021 B, Ref. RB	1.23%	07/01/2028	5,000	4,931,300
Tucson (City of), AZ, Series 2010, RB	5.79%	07/01/2026	1,275	1,519,188
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.24%	07/01/2022	2,000	1,999,480
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.31%	07/01/2023	2,000	1,998,360
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.46%	07/01/2024	2,000	1,994,860
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.83%	07/01/2025	750	746,227
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.31%	07/01/2027	1,000	993,710
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.70%	07/01/2029	500	498,765
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.93%	07/01/2031	2,000	2,003,380
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	2.86%	07/01/2047	2,000	1,986,920
Yuma (City of), AZ, Series 2021, RB	2.63%	07/15/2038	4,000	4,084,920

				33,491,333

California-24.05%
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	7.04%	04/01/2050	3,605	6,208,315
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB	6.91%	10/01/2050	3,025	5,282,769
California (State of), Series 2009 B, GO Bonds	6.51%	04/01/2039	14,890	15,362,757
California (State of), Series 2009, GO Bonds	7.50%	04/01/2034	11,460	18,329,239
California (State of), Series 2009, GO Bonds	7.55%	04/01/2039	18,860	31,583,145
California (State of), Series 2009, GO Bonds	7.30%	10/01/2039	14,160	22,377,473
California (State of), Series 2009, GO Bonds	7.35%	11/01/2039	8,505	13,491,652
California (State of), Series 2010, GO Bonds	5.70%	11/01/2021	7,500	7,776,375
California (State of), Series 2010, GO Bonds	7.63%	03/01/2040	4,500	7,490,970
California (State of), Series 2010, GO Bonds	7.60%	11/01/2040	7,500	12,989,850
California (State of), Series 2018, Ref. GO Bonds	4.50%	04/01/2033	9,850	11,746,125
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.77%	12/01/2034	7,510	7,217,035
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.79%	12/01/2035	12,325	11,697,657
California (State of) Earthquake Authority, Series 2020 B, RB	1.23%	07/01/2021	3,500	3,511,935
California (State of) Earthquake Authority, Series 2020 B, RB	1.33%	07/01/2022	10,000	10,141,800
California (State of) Earthquake Authority, Series 2020 B, RB	1.48%	07/01/2023	7,500	7,693,425
California (State of) Health Facilities Financing Authority, Series 2020 B, Ref. RB	3.74%	06/01/2047	8,000	7,511,280
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.24%	10/01/2027	1,000	995,540
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.47%	10/01/2028	1,000	999,800
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.60%	10/01/2029	1,000	997,690
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.69%	10/01/2030	1,000	994,780
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.84%	10/01/2031	1,000	997,660
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	2.72%	10/01/2040	1,000	995,270
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	2.79%	10/01/2043	1,500	1,495,755
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building 19A), Series 2010 A, RB	6.49%	05/15/2049	1,000	1,458,670
California (State of) Municipal Finance Authority, Series 2020, RB	2.52%	10/01/2035	4,980	4,865,211
California (State of) Public Works Board (California State University), Series 2010 B-2, RB	7.80%	03/01/2035	800	1,159,960
California (State of) Statewide Communities Development Authority (Green Bonds), Series 2021, Ref. RB	2.68%	02/01/2039	1,850	1,835,662

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018 B, RB	4.82%	08/01/2045	$2,000	$2,122,500
California State University, Series 2010 B, RB	6.48%	11/01/2041	900	1,339,326
California State University, Series 2020 B, Ref. RB	2.98%	11/01/2051	5,000	5,122,700
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.70%	01/15/2044	3,000	3,118,860
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.71%	06/01/2041	10,000	10,033,900
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.81%	06/01/2045	10,000	9,890,600
Downey (City of), CA, Series 2021, RB	2.85%	06/01/2040	750	744,840
Downey (City of), CA, Series 2021, RB	3.00%	06/01/2044	550	551,260
East Bay Municipal Utility District Wastewater System Revenue, Series 2010, RB	5.03%	06/01/2032	3,000	3,770,940
East Bay Municipal Utility District Water System Revenue, Series 2010, RB	5.87%	06/01/2040	3,000	4,275,480
El Monte (City of), CA, Series 2020, RB, (INS - AGM)(a)	3.92%	08/01/2050	10,000	10,274,100
Fresno (City of), CA, Series 2010 A2, Ref. RB	6.50%	06/01/2030	2,000	2,568,500
Hayward Unified School District, Series 2020, Ref. GO Bonds, (INS - AGM)(a)	2.87%	08/01/2040	4,000	4,067,840
Hesperia Unified School District, Series 2020, Ref. COP, (INS - AGM)(a)	3.05%	02/01/2041	3,000	2,881,800
Inglewood (City of), CA, Series 2020, RB, (INS - AGM)(a)	3.92%	09/01/2050	6,000	6,407,520
Jurupa Community Services District, Series 2010 B, COP	6.35%	09/01/2025	1,030	1,263,285
Jurupa Community Services District, Series 2010 B, COP	6.50%	09/01/2026	1,070	1,352,180
Jurupa Community Services District, Series 2010 B, COP	6.60%	09/01/2027	1,125	1,460,790
Jurupa Community Services District, Series 2010 B, COP	6.70%	09/01/2028	1,170	1,562,476
Jurupa Community Services District, Series 2010 B, COP	7.19%	09/01/2040	2,000	3,124,980
Long Beach (City of), CA, Series 2009 C, RB	7.77%	06/01/2039	250	250,960
Los Angeles (City of), CA Department of Water, Series 2009 C, RB	5.38%	07/01/2024	500	572,335
Los Angeles (City of), CA Department of Water, Series 2009 C, RB	6.01%	07/01/2039	2,270	3,030,995
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	7.00%	07/01/2041	1,500	1,526,130
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.57%	07/01/2045	10,000	16,081,500
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.60%	07/01/2050	1,715	2,934,039
Los Angeles Community College District, Series 2010, GO Bonds	6.60%	08/01/2042	3,000	4,901,310
Los Angeles Community College District, Series 2020, Ref. GO Bonds	1.81%	08/01/2030	5,000	5,050,400
Los Angeles Community College District, Series 2020, Ref. GO Bonds	2.83%	08/01/2039	3,500	3,647,035
Los Angeles Unified School District, Series 2010 J-05, GO Bonds	5.98%	05/01/2027	500	630,095
Montebello (City of), CA, Series 2020, RB, (INS - AGM)(a)	4.06%	06/01/2039	6,000	6,335,760
Montebello (City of), CA, Series 2020, RB, (INS - AGM)(a)	4.26%	06/01/2045	3,000	3,141,300
Monterey Park (City of), CA, Series 2021 A, RB	3.02%	06/01/2043	2,500	2,490,750
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.42%	11/01/2023	1,000	1,000,680
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.68%	11/01/2024	1,000	1,000,490
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.95%	11/01/2025	1,000	1,000,180
Napa Valley Unified School District, Series 2010 B, GO Bonds	6.51%	08/01/2043	3,000	4,507,830
Northern California Power Agency, Series 2010, RB	7.31%	06/01/2040	1,000	1,467,690
Oakland (Port of), CA, Series 2020 R, Ref. RB	0.82%	05/01/2023	715	719,555
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.08%	05/01/2024	625	632,375
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.18%	05/01/2025	600	605,556
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.52%	05/01/2026	600	608,028
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.67%	05/01/2027	875	883,584
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.95%	05/01/2028	700	711,424
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.05%	05/01/2029	1,000	1,015,850
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.10%	05/01/2030	500	506,740
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.20%	05/01/2031	375	381,038
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.30%	05/01/2032	850	864,246
Oxnard School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	2.63%	08/01/2041	5,000	4,960,350
Paramount Unified School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	3.27%	08/01/2051	5,000	5,090,100
Pasadena (City of), CA, Series 2020 A, Ref. RB	3.24%	05/01/2045	5,000	5,054,300
Pomona (City of), CA, Series 2020 BJ, RB	3.72%	08/01/2040	3,250	3,333,915
Pomona (City of), CA, Series 2020 BJ, RB	3.82%	08/01/2046	1,500	1,520,655
Rancho Santiago Community College District, Series 2020 A-1, Ref. GO Bonds	0.96%	09/01/2026	5,500	5,448,080
Rancho Water District Financing Authority, Series 2021 A, Ref. RB	2.60%	08/01/2040	850	854,021
Rancho Water District Financing Authority, Series 2021 A, Ref. RB	2.70%	08/01/2046	1,475	1,452,167
Regents of the University of California Medical Center, Series 2009 F, RB	6.46%	05/15/2029	500	618,885

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Regents of the University of California Medical Center, Series 2009 F, RB	6.58%	05/15/2049	$5,335	$8,367,947
Riverside (City of), CA, Series 2009 B, RB	6.35%	10/01/2039	500	736,945
Riverside (City of), CA (Riverside Pension Obligation), Series 2020 A, RB	3.86%	06/01/2045	2,000	2,104,280
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB	4.23%	10/15/2038	2,000	2,191,900
San Diego (County of), CA Water Authority (Green Bonds), Series 2020 A, Ref. RB	0.59%	05/01/2024	2,000	2,006,260
San Diego (County of), CA Water Authority (Green Bonds), Series 2020 A, Ref. RB	0.74%	05/01/2025	2,000	2,002,420
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	2.83%	06/15/2050	1,325	1,318,786
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	3.08%	06/15/2060	1,000	1,014,030
San Francisco (City & County of), CA (525 Golden Gate Avenue - San Francisco Public Utilities Commission Office), Series 2009 D, COP	6.49%	11/01/2041	3,000	4,345,860
San Francisco (City & County of), CA (Clean & Safe Neighborhood Parks), Series 2010 D, GO Bonds	6.26%	06/15/2030	3,850	5,138,595
San Francisco (City & County of), CA (San Francisco General Hospital), Series 2010 C, GO Bonds	6.26%	06/15/2030	1,500	2,047,230
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 A, Ref. RB	2.80%	03/01/2044	500	501,400
San Francisco (City of), CA Public Utilities Commission, Series 2010 B, RB	6.00%	11/01/2040	2,245	3,032,321
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	5.70%	11/01/2027	3,000	3,826,710
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	6.00%	11/01/2040	2,480	3,379,050
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	6.95%	11/01/2050	4,600	7,662,036
San Francisco Community College District, Series 2020 A1, GO Bonds	3.17%	06/15/2041	4,000	4,179,120
San Francisco Community College District, Series 2020, Ref. GO Bonds	2.80%	08/01/2044	1,700	1,706,290
San Jose (City of), CA Financing Authority (Ice Centre), Series 2020 B, RB	3.42%	06/01/2041	3,850	3,914,179
San Jose (City of), CA Successor Agency to the Redevelopment Agency, Series 2017 A, Ref. RB	3.08%	08/01/2025	2,000	2,187,620
San Jose Unified School District, Series 2021, Ref. GO Bonds	2.31%	08/01/2039	7,000	7,019,670
San Luis Unit/Westlands Water District Financing Authority, Series 2020 A, RB, (INS - AGM)(a)	3.74%	09/01/2050	2,500	2,606,175
Santa Clara Valley Transportation Authority, Series 2010, RB	5.88%	04/01/2032	1,025	1,296,481
Santa Clara Valley Water District, Series 2016 B, Ref. RB	4.35%	06/01/2046	3,000	3,311,010
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.70%	08/01/2040	1,230	1,235,178
Southern California Public Power Authority, Series 2010, RB	5.92%	07/01/2035	2,000	2,729,440
Tulare (County of), CA, Series 2018, RB	4.45%	06/01/2037	2,000	2,189,360
University of California, Series 2010 F, RB	5.95%	05/15/2045	8,745	12,180,823
University of California, Series 2015 AQ, RB	4.77%	05/15/2115	1,577	2,059,499
University of California, Series 2015 J, Ref. RB	4.13%	05/15/2045	24,670	28,556,758
University of California, Series 2016 AS, Ref. RB	3.55%	05/15/2039	1,500	1,689,600
University of California, Series 2019 BD, RB	3.35%	07/01/2029	15,000	16,760,400
University of California, Series 2020 BG, RB	0.88%	05/15/2025	10,000	10,146,500
University of California, Series 2020 BG, RB	1.32%	05/15/2027	6,000	5,960,400
University of California, Series 2020 BG, RB	1.61%	05/15/2030	7,500	7,325,550
University of California, Series 2021 BI, Ref. RB	0.87%	05/15/2026	1,000	995,570
University of California, Series 2021 BI, Ref. RB	1.27%	05/15/2027	1,000	994,940
University of California, Series 2021 BI, Ref. RB	1.37%	05/15/2028	1,000	994,600
University of California, Series 2021 BI, Ref. RB	1.70%	05/15/2029	1,000	996,520
University of California, Series 2021 BI, Ref. RB	1.90%	05/15/2030	1,000	998,870
University of California, Series 2021 BI, Ref. RB	2.00%	05/15/2031	1,000	1,001,040
University of California, Series 2021 BI, Ref. RB	2.05%	05/15/2032	1,000	1,004,090
University of California, Series 2021 BI, Ref. RB	2.15%	05/15/2033	1,000	1,005,140
University of California, Series 2021 BI, Ref. RB	2.25%	05/15/2034	1,000	1,005,200
University of California, Series 2021 BI, Ref. RB	2.35%	05/15/2035	1,000	1,007,130
University of California, Series 2021 BI, Ref. RB	2.45%	05/15/2036	1,000	1,007,350

				565,712,298

Colorado-0.94%
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.70%	11/01/2039	1,200	1,296,372
Colorado (State of) State University System Board of Governors, Series 2010 B, RB	5.96%	03/01/2033	1,000	1,289,970
Colorado Mesa University, Series 2009 B, RB	5.80%	05/15/2040	1,215	1,667,879
Denver (City & County of), CO, Series 2016 B, Ref. RB	3.82%	08/01/2032	1,000	1,109,280
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.52%	11/15/2032	2,000	2,068,120
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.62%	11/15/2033	1,500	1,551,000
Denver City & County School District No. 1, Series 2009 C, GO Bonds	5.66%	12/01/2033	500	666,265

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Regional Transportation District, Series 2010 B, RB	5.84%	11/01/2050	$5,025	$7,898,396
Regional Transportation District, Series 2010, COP	7.67%	06/01/2040	3,000	4,623,210

				22,170,492

Connecticut-0.95%
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2021 L-2, RB	3.54%	07/01/2051	2,660	2,654,441
Metropolitan District (The) (Clean Water), Series 2020, Ref. RB.	2.56%	04/01/2039	6,000	5,868,240
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS - BAM)(a)	4.35%	03/01/2039	4,835	5,313,520
New Britain (City of), CT, Series 2020 B, Ref. GO Bonds, (INS - AGM)(a)	3.25%	09/01/2042	4,000	3,746,280
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.24%	08/01/2030	2,000	2,462,900
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.39%	08/01/2040	1,645	2,333,383

				22,378,764

Delaware-0.30%
University of Delaware, Series 2018, RB	4.07%	11/01/2050	5,770	7,045,632

District of Columbia-0.39%
District of Columbia, Series 2010 F, RB	4.91%	12/01/2023	4,500	5,052,870
Metropolitan Washington Airports Authority, Series 2009, RB	7.46%	10/01/2046	2,480	4,145,196

				9,198,066

Florida-3.95%
Deltona (City of), FL, Series 2021, Ref. RB, (INS - BAM)(a)	2.84%	10/01/2050	3,000	2,993,820
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(a)	3.61%	08/15/2040	5,750	5,914,278
Fort Lauderdale (City of), FL, Series 2020, Ref. RB	0.75%	01/01/2024	22,600	22,738,538
Gainesville (City of), FL, Series 2020, RB	3.05%	10/01/2040	17,000	16,207,970
JEA Electric System Revenue, Series 2009 F, RB	6.41%	10/01/2034	500	639,470
JEA Water & Sewer System Revenue, Series 2010 A, RB	6.21%	10/01/2033	1,250	1,661,975
Lee Memorial Health System, Series 2010 A, RB	7.28%	04/01/2027	2,500	3,205,175
Miami-Dade (County of), FL, Series 2010 B, RB	5.53%	07/01/2032	2,500	3,072,225
Miami-Dade (County of), FL, Series 2016 B, Ref. RB	2.22%	10/01/2022	465	478,378
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.14%	10/01/2027	5,000	5,429,950
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.18%	10/01/2028	3,600	3,899,088
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.28%	10/01/2029	2,700	2,933,523
Miami-Dade (County of), FL, Series 2020 B, RB	0.38%	04/01/2023	2,000	2,000,800
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	1.23%	10/01/2025	1,500	1,495,080
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	3.27%	10/01/2041	2,250	2,257,560
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.29%	10/01/2031	500	503,675
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.44%	10/01/2032	500	506,765
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.54%	10/01/2033	500	507,645
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.74%	10/01/2036	1,000	1,016,580
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.79%	10/01/2037	500	503,495
Reedy Creek Improvement District, Series 2020 A, Ref. GO Bonds	2.73%	06/01/2038	2,500	2,589,650
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 A, Ref. RB, (INS - AGM)(a)	3.80%	10/01/2050	8,975	9,340,731
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 B, Ref. RB, (INS - AGM)(a)	2.54%	10/01/2030	2,000	2,032,960
State Board of Administration Finance Corp., Series 2020 A, RB	2.15%	07/01/2030	1,000	1,021,710

				92,951,041

Georgia-1.54%
Atlanta (City of), GA, Series 2020, Ref. RB	2.26%	11/01/2035	4,000	4,072,440
Fulton (County of), GA Development Authority (Georgia Tech Foundation), Series 2019, Ref. RB	3.13%	11/01/2049	8,500	8,679,690
Georgia (State of) Municipal Electric Authority, Series 2010, RB	7.06%	04/01/2057	9,761	13,872,333
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB	6.66%	04/01/2057	6,566	9,691,744

				36,316,207

Hawaii-2.68%
Hawaii (State of), Series 2010, GO Bonds	5.53%	02/01/2030	1,000	1,327,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Hawaii (State of), Series 2017 A, RB	3.89%	07/01/2037	$1,250	$1,340,263
Hawaii (State of), Series 2020 E, Ref. RB	2.23%	07/01/2029	2,200	2,232,868
Hawaii (State of), Series 2020 FZ, GO Bonds	0.89%	08/01/2026	6,910	6,883,811
Hawaii (State of), Series 2020 FZ, GO Bonds	2.00%	08/01/2027	5,000	5,259,950
Hawaii (State of), Series 2020 FZ, GO Bonds	1.60%	08/01/2031	3,000	2,990,160
Hawaii (State of), Series 2020 FZ, GO Bonds	1.70%	08/01/2032	5,000	4,994,050
Hawaii (State of), Series 2020 FZ, GO Bonds	1.87%	08/01/2033	8,000	8,048,240
Hawaii (State of), Series 2020 FZ, GO Bonds	1.98%	08/01/2034	6,000	6,057,180
Hawaii (State of), Series 2020 FZ, GO Bonds	2.07%	08/01/2035	15,000	15,170,400
Hawaii (State of), Series 2020 GB, GO Bonds	0.85%	10/01/2025	2,000	2,009,800
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	0.30%	07/01/2023	200	199,756
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	0.55%	07/01/2024	100	99,961
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.47%	07/01/2030	500	490,290
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.62%	07/01/2031	1,000	987,690
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	2.62%	07/01/2045	2,250	2,231,730
Kauai (County of), HI, Series 2010 A, GO Bonds	5.76%	08/01/2033	2,000	2,740,280

				63,063,599

Idaho-0.03%
Idaho (State of) Housing & Finance Association, Series 2010 A-2, RB	6.35%	07/15/2028	595	731,648

Illinois-4.46%
Chicago (City of), IL, Series 2009 C, GO Bonds	6.21%	01/01/2036	6,205	7,457,107
Chicago (City of), IL, Series 2009 D, GO Bonds	6.26%	01/01/2040	2,000	2,409,740
Chicago (City of), IL, Series 2010 B, GO Bonds	7.52%	01/01/2040	2,000	2,713,480
Chicago (City of), IL (O’Hare International Airport), Series 2010 B, RB	6.40%	01/01/2040	5,750	8,766,105
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.47%	01/01/2049	10,000	12,919,300
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.57%	01/01/2054	9,580	12,662,269
Chicago (City of), IL Board of Education, Series 2009 E, GO Bonds	6.14%	12/01/2039	8,700	10,426,602
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.60%	12/01/2035	10,000	10,919,100
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.91%	12/01/2040	3,000	3,306,750
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	2.35%	01/01/2030	3,000	3,102,270
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	2.45%	01/01/2031	2,000	2,080,740
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	2.55%	01/01/2032	2,000	2,092,480
Illinois (State of), Series 2010 2, GO Bonds	6.90%	03/01/2035	9,300	11,514,330
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020, Ref. RB	3.51%	05/15/2041	5,000	5,023,900
Itasca (Village of), IL, Series 2009 A, GO Bonds	6.10%	02/01/2034	200	200,614
Itasca (Village of), IL, Series 2009 A, GO Bonds	6.20%	02/01/2039	320	320,941
Northern Illinois Municipal Power Agency, Series 2010, RB	7.62%	01/01/2030	210	260,129
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	2.96%	01/01/2032	2,500	2,560,600
Sales Tax Securitization Corp., Series 2020 B, Ref. RB, (INS - BAM)(a)	3.41%	01/01/2043	6,000	6,181,920

				104,918,377

Indiana-0.23%
Indianapolis (State of) Local Public Improvement Bond Bank (The), Series 2010 A-2, RB	5.85%	01/15/2030	1,000	1,220,050
Indianapolis (State of) Local Public Improvement Bond Bank (The), Series 2010 B-2, RB	5.97%	01/15/2030	3,500	4,277,140

				5,497,190

Kansas-0.08%
Kansas (State of) Department of Transportation, Series 2010, RB	4.60%	09/01/2035	1,560	1,947,176

Kentucky-0.06%
Kenton (County of), KY Airport Board, Series 2019, RB	4.69%	01/01/2049	1,000	1,088,610
Louisville/Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds	5.45%	11/15/2027	200	249,082

				1,337,692

Louisiana-1.80%
Louisiana (State of), Series 2020 A-2, Ref. RB	2.23%	05/01/2036	2,000	1,976,460
Louisiana (State of), Series 2020 A-2, Ref. RB	2.53%	05/01/2041	3,000	2,954,940
Louisiana (State of), Series 2020 C-1, Ref. GO Bonds	1.86%	06/01/2032	3,000	3,008,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2020, Ref. RB, (INS - AGM)(a)	2.59%	02/01/2043	$9,225	$8,832,568
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2020, Ref. RB, (INS - AGM)(a)	2.64%	02/01/2048	9,000	8,525,070
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(a)	2.28%	06/01/2030	10,000	9,982,100
Louisiana (State of) Transportation Authority, Series 2021 A, Ref. RB	3.08%	08/15/2043	1,000	1,004,820
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.84%	06/01/2041	1,400	1,378,734
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.89%	12/01/2041	1,500	1,477,350
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.94%	06/01/2045	870	845,736
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.99%	12/01/2045	850	836,349
Tangipahoa (Parish of), LA Hospital Service District No. 1, Series 2009, RB, (INS - AGC)(a)	7.20%	02/01/2042	1,500	1,505,745

				42,328,602

Maryland-0.77%
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	0.70%	07/01/2024	1,125	1,131,233
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	0.85%	07/01/2025	1,000	1,004,340
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	0.70%	07/01/2024	1,000	1,006,870
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	0.85%	07/01/2025	1,500	1,507,140
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.14%	07/01/2026	760	765,578
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.34%	07/01/2027	1,000	1,005,880
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.58%	07/01/2028	605	611,165
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.81%	07/01/2040	1,000	1,042,990
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.86%	07/01/2043	1,345	1,372,196
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.36%	08/01/2023	500	497,190
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.53%	08/01/2024	500	495,650
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.81%	08/01/2025	500	494,255
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.91%	08/01/2026	715	701,608
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.25%	08/01/2027	1,000	978,530
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.30%	08/01/2028	1,000	968,450
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.64%	08/01/2029	1,000	974,890
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.69%	08/01/2030	500	487,240
Maryland (State of) Transportation Authority, Series 2010 B, RB	5.60%	07/01/2030	1,200	1,499,508
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB	4.75%	06/01/2042	1,500	1,557,960

				18,102,673

Massachusetts-4.23%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.48%	05/01/2024	4,300	4,840,424
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.91%	05/01/2029	7,765	9,734,049
Massachusetts (Commonwealth of), Series 2010 D, GO Bonds	4.50%	08/01/2031	2,000	2,500,820
Massachusetts (Commonwealth of), Series 2020 C, Ref. GO Bonds	0.39%	07/01/2022	4,000	4,007,840
Massachusetts (Commonwealth of), Series 2020 C, Ref. GO Bonds	0.51%	07/01/2023	2,000	2,009,440
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.28%	11/01/2022	21,135	21,150,006
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.70%	11/01/2025	2,000	1,992,860
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.99%	11/01/2026	1,000	998,710
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.14%	11/01/2027	3,000	2,995,350
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.37%	11/01/2028	2,500	2,514,825
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.67%	11/01/2031	2,000	2,007,820
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.87%	11/01/2033	2,000	2,024,360
Massachusetts (Commonwealth of) (Green Bonds), Series 2016 F, GO Bonds	3.28%	06/01/2046	1,500	1,666,845
Massachusetts (State of) Bay Transportation Authority, Series 2010, RB	5.87%	07/01/2040	2,000	2,739,460
Massachusetts (State of) Clean Water Trust (The), Series 2010, RB	5.19%	08/01/2040	1,125	1,317,757
Massachusetts (State of) College Building Authority, Series 2009 C, RB	5.83%	05/01/2030	5,000	6,264,000
Massachusetts (State of) Development Finance Agency (Wellforce, Inc.), Series 2020 D, RB, (INS - AGM)(a)	3.52%	10/01/2046	5,000	5,082,250
Massachusetts (State of) Port Authority, Series 2021 C, Ref. RB	2.72%	07/01/2042	1,200	1,194,084
Massachusetts (State of) Port Authority, Series 2021 C, Ref. RB	2.87%	07/01/2051	525	515,298
Massachusetts (State of) School Building Authority, Series 2009, RB	5.72%	08/15/2039	450	613,206
Massachusetts (State of) School Building Authority, Series 2020 B, Ref. RB	0.35%	08/15/2021	8,335	8,338,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (State of) School Building Authority, Series 2020 B, Ref. RB	0.40%	08/15/2022	$13,285	$13,297,488
University of Massachusetts Building Authority, Series 2010 2, RB	4.55%	11/01/2025	1,500	1,753,755

				99,558,897

Michigan-0.83%
Great Lakes Water Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	2.62%	07/01/2036	8,800	8,739,016
Macomb (County of), MI, Series 2020, Ref. GO Bonds	1.67%	11/01/2029	3,000	2,913,960
Michigan (State of) Building Authority, Series 2020, Ref. RB	2.71%	10/15/2040	4,000	4,051,840
University of Michigan, Series 2010 A, RB.	5.51%	04/01/2030	250	310,370
Western Michigan University, Series 2021 B, Ref. RB, (INS - AGM)(a)	2.88%	11/15/2043	3,500	3,519,005

				19,534,191

Minnesota-0.13%
Western Minnesota Municipal Power Agency, Series 2019 A, Ref. RB	3.23%	01/01/2046	3,000	3,139,650

Mississippi-1.29%
Medical Center Educational Building Corp. (Captial Improvement), Series 2020, Ref. RB	2.92%	06/01/2041	4,000	3,901,880
Mississippi (State of), Series 2009 D, GO Bonds	5.54%	10/01/2029	3,000	3,656,340
Mississippi (State of), Series 2010, GO Bonds	5.25%	11/01/2034	1,000	1,311,130
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.04%	11/01/2027	5,000	4,945,000
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.63%	11/01/2031	7,500	7,497,000
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.73%	11/01/2032	7,000	6,998,670
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.78%	11/01/2033	2,000	1,993,120

				30,303,140

Missouri-1.90%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	0.89%	03/01/2022	3,000	3,006,120
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.08%	03/01/2023	3,390	3,410,611
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.30%	03/01/2024	2,815	2,844,952
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.40%	03/01/2025	3,000	3,024,240
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B, RB	4.20%	10/01/2049	5,000	5,779,850
Missouri (State of) Highway & Transportation Commission, Series 2009 C, RB	4.96%	05/01/2023	2,250	2,472,795
Missouri (State of) Highway & Transportation Commission, Series 2009 C, RB	5.06%	05/01/2024	6,000	6,847,500
Missouri (State of) Highway & Transportation Commission, Series 2010 B, RB	5.02%	05/01/2025	1,000	1,172,320
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009 A, RB	6.89%	01/01/2042	10,000	14,688,700
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2010 A, RB	7.60%	01/01/2032	1,000	1,321,250

				44,568,338

Nebraska-0.27%
University of Nebraska Facilities Corp., Series 2019 A, Ref. RB	3.04%	10/01/2049	6,000	6,317,400

Nevada-0.37%
Clark (County of), NV, Series 2010 A, GO Bonds	6.55%	07/01/2030	1,500	1,885,905
Clark (County of), NV, Series 2010 A, GO Bonds	6.75%	07/01/2038	1,620	2,353,941
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB	7.45%	02/01/2040	3,000	4,410,690

				8,650,536

New Hampshire-0.23%
New Hampshire (State of) Business Finance Authority, Series 2020, Ref. RB	3.18%	01/01/2036	2,000	1,989,660
New Hampshire (State of) Business Finance Authority (Butler Health Care Center), Series 2020, RB	3.28%	10/01/2037	3,000	2,960,760
New Hampshire (State of) Turnpike System, Series 2009, RB	6.01%	11/01/2039	250	337,507

				5,287,927

New Jersey-2.70%
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A, RB	6.18%	01/15/2027	500	578,215

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2010 G, RB	6.19%	07/01/2040	$3,000	$3,007,260
New Jersey (State of) Educational Facilities Authority (Seton Hall University), Series 2020 D, RB, (INS - AGM)(a)	3.96%	07/01/2048	1,400	1,445,010
New Jersey (State of) Educational Facilities Authority (The College of New Jersey), Series 2020, Ref. RB, (INS - AGM)(a)	3.61%	07/01/2050	10,000	10,216,700
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB	6.56%	12/15/2040	7,455	10,707,691
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 C, RB	5.75%	12/15/2028	1,990	2,379,901
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	0.90%	01/01/2025	500	498,685
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.05%	01/01/2026	250	248,413
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.28%	01/01/2027	500	494,945
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.48%	01/01/2028	230	227,863
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.71%	01/01/2029	250	246,493
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.81%	01/01/2030	500	491,495
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.86%	01/01/2031	500	491,200
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	2.78%	01/01/2040	1,000	985,270
New Jersey Institute of Technology, Series 2020 B, Ref. RB	3.42%	07/01/2042	6,955	7,041,937
Passaic (County of), NJ Improvement Authority, Series 2010, RB	6.54%	08/01/2031	1,000	1,003,380
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.57%	12/15/2029	500	672,035
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.82%	12/15/2039	500	791,385
Rutgers The State University of New Jersey, Series 2010, RB	5.55%	05/01/2029	905	1,062,705
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	3.27%	05/01/2043	3,500	3,705,520
Rutgers The State University of New Jersey, Series 2020 S, Ref. RB	2.56%	05/01/2040	6,000	5,904,540
Rutgers The State University of New Jersey, Series 2020 S, Ref. RB	2.68%	05/01/2046	5,000	4,843,050
South Jersey Port Corp., Series 2009, RB	7.37%	01/01/2040	5,000	6,475,550

				63,519,243

New York-14.80%
Long Island (City of), NY Power Authority, Series 2020 C, Ref. RB	0.66%	03/01/2022	1,600	1,601,648
Long Island (City of), NY Power Authority, Series 2020 C, Ref. RB	0.76%	03/01/2023	5,250	5,277,143
Metropolitan Transportation Authority, Series 2009, RB	5.87%	11/15/2039	335	427,406
Metropolitan Transportation Authority, Series 2009, RB	7.34%	11/15/2039	2,015	3,211,789
Metropolitan Transportation Authority, Series 2010 A2, RB	6.09%	11/15/2040	2,500	3,512,450
Metropolitan Transportation Authority, Series 2010 E, RB	6.81%	11/15/2040	6,525	9,135,392
Metropolitan Transportation Authority, Series 2010, RB	6.65%	11/15/2039	1,800	2,464,434
Metropolitan Transportation Authority, Series 2010, RB	6.67%	11/15/2039	7,250	10,060,897
Metropolitan Transportation Authority, Series 2010, RB	6.69%	11/15/2040	3,745	5,187,312
Monroe County Industrial Development Corp. (University of Rochester), Series 2020, RB	2.85%	07/01/2050	3,000	2,750,340
New York & New Jersey (States of) Port Authority, Series 2011, RB	4.93%	10/01/2051	11,485	15,520,944
New York & New Jersey (States of) Port Authority, Series 2012, RB	4.46%	10/01/2062	8,200	10,535,934
New York & New Jersey (States of) Port Authority, Series 2020 AAA, RB	1.09%	07/01/2023	22,500	22,860,450
New York & New Jersey (States of) Port Authority, Series 2021, RB	3.18%	07/15/2060	7,500	7,516,200
New York (City of), NY, Series 2010 D-1, GO Bonds	5.99%	12/01/2036	1,500	2,045,580
New York (City of), NY, Series 2010 G-1, GO Bonds	5.97%	03/01/2036	8,495	11,754,362
New York (City of), NY, Series 2010 H-1, GO Bonds	5.65%	06/01/2027	1,000	1,188,640
New York (City of), NY, Series 2010 H-1, GO Bonds	5.85%	06/01/2040	5,000	7,131,350
New York (City of), NY, Series 2011 F-1, GO Bonds	6.27%	12/01/2037	7,920	11,442,974
New York (City of), NY, Series 2019 A-2, GO Bonds	2.13%	08/01/2024	15,000	15,766,650
New York (City of), NY, Series 2019 A-2, GO Bonds	2.63%	08/01/2028	10,000	10,718,200
New York (City of), NY, Series 2020 D-3, GO Bonds	2.22%	03/01/2035	6,930	6,844,415
New York (City of), NY, Series 2021 D, Ref. GO Bonds	1.92%	08/01/2031	2,000	1,969,000
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.02%	08/01/2032	2,000	1,983,120
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.12%	08/01/2033	6,875	6,791,813
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.17%	08/01/2034	4,000	3,953,440
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.22%	08/01/2035	3,000	2,963,640
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.42%	08/01/2036	3,140	3,109,605
New York (City of), NY Educational Construction Fund, Series 2010 A, RB	6.00%	04/01/2035	2,000	2,722,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.68%	03/01/2033	$2,000	$2,031,860
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.73%	03/01/2034	3,000	3,038,070
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.78%	03/01/2035	3,000	3,023,310
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB	5.72%	06/15/2042	4,460	6,475,608
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.51%	08/01/2037	1,575	2,096,309
New York (City of), NY Transitional Finance Authority, Series 2011 B-1, RB	5.93%	11/01/2036	6,475	6,498,763
New York (City of), NY Transitional Finance Authority, Series 2011 S-1B, RB	6.83%	07/15/2040	3,785	5,493,473
New York (City of), NY Transitional Finance Authority, Series 2019 B-2, RB	2.11%	11/01/2024	5,000	5,269,550
New York (State of) Dormitory Authority, Series 2009 F, RB	5.29%	03/15/2025	200	235,576
New York (State of) Dormitory Authority, Series 2010 C, RB	4.90%	02/15/2023	1,400	1,523,256
New York (State of) Dormitory Authority, Series 2010 D, RB	5.00%	03/15/2024	2,100	2,378,334
New York (State of) Dormitory Authority, Series 2010 D, RB	5.50%	03/15/2030	2,760	3,357,788
New York (State of) Dormitory Authority, Series 2010 H, RB	5.29%	03/15/2033	1,345	1,665,366
New York (State of) Dormitory Authority, Series 2010 H, RB	5.39%	03/15/2040	1,800	2,403,918
New York (State of) Dormitory Authority, Series 2019 B, Ref. RB	3.14%	07/01/2043	2,000	1,993,320
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB	3.19%	02/15/2043	5,000	5,223,300
New York (State of) Dormitory Authority (General Purpose), Series 2020 F, Ref. RB	2.03%	02/15/2023	1,245	1,283,508
New York (State of) Dormitory Authority (General Purpose), Series 2020 F, Ref. RB	3.03%	02/15/2033	6,970	7,616,049
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB	4.85%	07/01/2048	5,000	5,671,400
New York (State of) Dormitory Authority (New York University), Series 2020 B, Ref. RB	2.77%	07/01/2043	5,000	4,805,100
New York (State of) Dormitory Authority (New York University) (Green Bonds), Series 2019, RB	4.01%	07/01/2049	3,000	3,335,700
New York (State of) Housing Finance Agency, Series 2019 A, Ref. VRD RB(b)	0.12%	11/01/2045	9,900	9,900,000
New York (State of) Housing Finance Agency, Series 2019 B, Ref. VRD RB(b)	0.09%	11/01/2045	14,000	14,000,000
New York (State of) Thruway Authority, Series 2019 M, Ref. RB	2.90%	01/01/2035	5,000	5,378,700
New York State Environmental Facilities Corp., Series 2010, RB	5.71%	06/15/2030	1,000	1,277,490
New York State Urban Development Corp., Series 2010 B, RB	5.84%	03/15/2040	2,000	2,626,560
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.80%	03/15/2031	5,000	4,853,950
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.90%	03/15/2032	5,000	4,940,450
New York Transportation Development Corp., Series 2020 B, Ref. RB	1.61%	12/01/2022	1,100	1,112,177
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.02%	07/01/2024	2,000	2,012,960
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.12%	01/01/2025	2,750	2,775,300
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.22%	07/01/2025	2,500	2,526,175
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.27%	01/01/2026	2,000	2,010,660
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.32%	07/01/2026	1,000	1,005,170
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.42%	07/01/2027	2,000	2,013,300
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.47%	07/01/2028	3,000	2,995,260
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.57%	07/01/2029	2,000	2,002,620
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.67%	07/01/2030	1,000	1,001,070
Triborough Bridge & Tunnel Authority, Series 2009 B, RB	5.50%	11/15/2039	2,715	3,620,941
Triborough Bridge & Tunnel Authority, Series 2010, RB	5.45%	11/15/2032	2,280	2,846,648
Westchester County Local Development Corp. (Sarah Lawrence College), Series 2020 A, Ref. RB	6.25%	06/01/2050	4,000	4,562,840
Westchester Local Development Corp. (Westchester Medical Center Obligated Group), Series 2020, Ref. RB, (INS - AGM)(a)	3.85%	11/01/2050	7,750	8,143,235
Western Nassau County Water Authority, Series 2010 B, RB	6.70%	04/01/2040	500	717,800

				348,190,592

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-0.02%
University of North Carolina at Chapel Hill, Series 2009, RB	5.76%	12/01/2039	$500	$501,555

Ohio-2.61%
American Municipal Power, Inc., Series 2009 B, RB	6.45%	02/15/2044	2,000	2,854,220
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB	8.08%	02/15/2050	9,930	17,698,239
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB	7.50%	02/15/2050	3,395	5,431,015
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB	6.27%	02/15/2050	2,075	2,898,256
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2009 C, RB	6.05%	02/15/2043	8,005	11,123,028
Columbus (City of), OH Regional Airport Authority, Series 2019, RB.	4.20%	12/15/2048	1,000	964,520
Cuyahoga (County of), OH, Series 2010, RB	8.22%	02/15/2040	1,000	1,294,730
Franklin (County of), OH (Nationwide Childrens Hospital), Series 2019 B, RB	3.38%	11/01/2050	8,000	8,504,800
Franklin (County of), OH Convention Facilities Authority, Series 2010, RB	6.39%	12/01/2030	1,000	1,274,060
Franklin (County of), OH Convention Facilities Authority, Series 2010, RB	6.54%	12/01/2036	1,070	1,478,473
JobsOhio Beverage System, Series 2020 A, Ref. RB	2.83%	01/01/2038	2,000	2,106,780
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	3.70%	01/01/2043	1,000	1,113,180
Ohio State University (The), Series 2020, Ref. RB	3.02%	12/01/2050	5,000	4,700,250

				61,441,551

Oklahoma-0.30%
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.49%	01/01/2022	2,000	2,002,920
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.63%	01/01/2023	1,500	1,505,520
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.80%	01/01/2024	2,000	2,013,040
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.90%	01/01/2025	1,500	1,506,030

				7,027,510

Oregon-1.32%
Metro, Series 2019, GO Bonds	3.25%	06/01/2028	10,000	11,294,700
Morrow (Port of), OR (Bonneville Cooperation Project No. 4), Series 2016, RB	2.99%	09/01/2036	4,000	4,339,240
Oregon (State of), Series 2003, GO Bonds	5.89%	06/01/2027	2,000	2,480,160
Oregon (State of) Department of Transportation, Series 2010, RB	5.83%	11/15/2034	1,000	1,400,890
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.66%	11/15/2031	4,000	3,980,960
Oregon State University, Series 2019, RB	4.05%	04/01/2052	6,000	6,472,140
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.24%	07/01/2049	1,000	1,022,970

				30,991,060

Pennsylvania-5.17%
Allegheny (County of), PA, Series 2020 C-79, Ref. GO Bonds	2.09%	11/01/2033	18,000	18,005,400
Allegheny (County of), PA, Series 2020 C-79, Ref. GO Bonds	2.34%	11/01/2037	38,000	36,546,500
Commonwealth Financing Authority, Series 2010 C2, RB	5.59%	06/01/2030	2,000	2,408,560
Commonwealth Financing Authority, Series 2019 A, RB	3.81%	06/01/2041	5,000	5,543,150
Commonwealth Financing Authority, Series 2019 A, RB, (INS - AGM)(a)	3.66%	06/01/2038	20,000	22,843,600
Erie (City of), PA Water Authority, Series 2020, RB, (INS - AGM)(a)	3.46%	06/01/2060	3,140	3,087,374
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.23%	12/01/2050	2,700	2,757,078
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.48%	12/01/2055	4,000	4,134,320
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.63%	12/01/2059	4,500	4,631,040
Pennsylvania (Commonwealth of), Series 2010 B, GO Bonds	4.65%	02/15/2026	4,955	5,495,541
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2010, RB	6.14%	04/01/2030	1,000	1,269,480
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.11%	12/01/2039	1,443	2,055,077
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.42%	12/01/2041	5,000	5,188,350
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.44%	12/01/2043	3,000	3,084,510
School District of Philadelphia (The), Series 2010, GO Bonds	6.62%	06/01/2030	1,000	1,235,340
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB	3.01%	09/15/2041	2,750	2,830,355
West Mifflin (Borough of), PA Sanitary Sewer Municipal Authority (Green Bonds), Series 2020 A, Ref. RB, (INS - BAM)(a)	0.80%	08/01/2021	500	500,590

				121,616,265

South Carolina-1.74%
Charleston Educational Excellence Finance Corp., Series 2020, Ref. RB	1.42%	12/01/2027	10,000	9,955,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Jobs-Economic Development Authority, Series 2020, RB, (INS - AGM)(a)	2.73%	07/01/2030	$10,000	$10,447,800
South Carolina (State of) Public Service Authority, Series 2010 C, RB	6.45%	01/01/2050	9,050	14,022,794
South Carolina (State of) Public Service Authority, Series 2016 D, RB, (INS - AGM)(a)	2.39%	12/01/2023	1,355	1,426,734
South Carolina Student Loan Corp., Series 2020, RB	3.59%	12/01/2039	5,000	4,989,300

				40,842,028

Tennessee-0.09%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
(Vanderbilt University), Seris 2016 B, RB	4.05%	07/01/2026	1,000	1,119,430
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.39%	07/01/2030	250	245,187
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.49%	07/01/2031	100	97,944
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.59%	07/01/2032	125	122,385
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.69%	07/01/2033	200	196,196
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.79%	07/01/2034	200	196,668

				1,977,810

Texas-7.96%
Austin (City of), TX, Series 2021, Ref. RB, (INS - AGM)(a)	2.86%	11/15/2042	2,585	2,575,435
Board of Regents of The University of Texas System, Series 2010 C, RB	4.64%	08/15/2030	10,000	12,159,500
Channelview Independent School District, Series 2010 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.93%	08/15/2035	2,000	2,005,820
Dallas Convention Center Hotel Development Corp., Series 2009, RB	7.09%	01/01/2042	2,780	3,701,570
Dallas Independent School District, Series 2010 C, GO Bonds, (CEP - Texas Permanent School Fund)	6.45%	02/15/2035	5,170	5,216,685
Dallas-Fort Worth (Cities of), TX International Airport, Series 2019 A, Ref. RB	1.89%	11/01/2021	11,820	11,937,609
Dallas-Fort Worth (Cities of), TX International Airport, Series 2019 A, Ref. RB	1.88%	11/01/2022	5,690	5,824,398
Dallas-Fort Worth (Cities of), TX International Airport, Series 2019 A, Ref. RB	1.94%	11/01/2023	5,800	6,001,260
Dallas-Fort Worth (Cities of), TX International Airport, Series 2020 C, Ref. RB	1.33%	11/01/2025	3,250	3,275,870
Dallas-Fort Worth (Cities of), TX International Airport, Series 2020 C, Ref. RB	1.65%	11/01/2026	2,400	2,437,752
Dallas-Fort Worth (Cities of), TX International Airport, Series 2020 C, Ref. RB	2.92%	11/01/2050	20,000	20,099,600
Denison Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.74%	08/01/2041	10,000	10,077,200
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	3.71%	11/15/2056	4,000	4,118,240
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 C, Ref. RB, (INS - AGM)(a)	3.86%	11/15/2040	2,255	2,331,445
North Texas Tollway Authority, Series 2009, RB	6.72%	01/01/2049	1,700	2,798,030
North Texas Tollway Authority, Series 2020, Ref. RB	3.08%	01/01/2042	500	501,780
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	0.36%	02/01/2022	5,000	5,008,400
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	0.48%	02/01/2023	13,000	13,056,160
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	0.84%	02/01/2025	10,000	10,075,800
San Antonio Education Facilities Corp. (Trinity University), Series 2020, Ref. RB	3.24%	06/01/2050	10,000	10,088,700
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.29%	09/01/2040	500	515,050
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.42%	09/01/2050	1,000	1,014,750
Texas (State of), Series 2009, GO Bonds	5.52%	04/01/2039	9,680	13,990,891
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB	3.03%	08/15/2041	2,000	1,980,700
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.03%	04/01/2026	2,000	2,286,440
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.18%	04/01/2030	11,715	14,696,702
Texas A&M University, Series 2019 A, RB	4.20%	05/15/2048	2,500	2,840,700
Texas A&M University System Board of Regents, Series 2019 B, Ref. RB	2.62%	05/15/2029	3,000	3,250,740
University of Texas System (The), Series 2020 B, RB	2.44%	08/15/2049	7,500	7,231,200
Uptown Development Authority, Series 2021 B, RB, (INS - AGM)(a)	3.46%	09/01/2040	1,160	1,194,777
Waco Educational Finance Corp. (Baylor University), Series 2020, Ref. RB	2.84%	03/01/2040	5,000	5,023,750

				187,316,954

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-0.28%
Salt Lake (County of), UT Municipal Building Authority, Series 2009, RB	5.82%	12/01/2029	$500	$628,195
Utah (State of), Series 2009 D, GO Bonds	4.55%	07/01/2024	575	618,085
Utah (State of), Series 2010 B, GO Bonds	3.54%	07/01/2025	2,355	2,547,780
Utah (State of) Transit Authority, Series 2009 B, RB	5.94%	06/15/2039	1,815	2,649,664

				6,443,724

Virgin Islands-0.30%
Virgin Islands (Government of) Water & Power Authority, Series 2010, RB, (INS - AGM)(a)	6.85%	07/01/2035	5,795	7,120,954

Washington-2.39%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB	6.55%	11/01/2030	750	1,008,420
Central Puget Sound Regional Transit Authority, Series 2009 S-2T, RB	5.49%	11/01/2039	1,855	2,579,378
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB	6.88%	09/01/2032	6,500	8,847,540
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB	5.25%	09/01/2030	2,000	2,345,000
Grant (County of), WA Public Utility District No. 2, Series 2010, Ref. RB	5.73%	01/01/2030	2,500	3,256,225
Grant (County of), WA Public Utility District No. 2, Series 2010, Ref. RB	5.83%	01/01/2040	2,750	3,710,877
King (County of), WA, Series 2020 B, Ref. RB	1.30%	01/01/2028	15,990	15,972,091
King (County of), WA, Series 2020 B, Ref. RB	1.46%	01/01/2029	5,915	5,912,102
Seattle (Port of), WA, Series 2017, Ref. RB	3.76%	05/01/2036	500	521,590
Snohomish (County of), WA Public Hospital District No. 3, Series 2010, GO Bonds	6.33%	12/01/2035	1,000	1,001,710
Tacoma (City of), WA, Series 2010 B, RB	5.37%	12/01/2030	1,000	1,241,150
Tacoma (City of), WA, Series 2010 B, RB, (INS - AGM)(a)	5.79%	01/01/2032	2,570	3,413,448
University of Washington, Series 2021 B, Ref. RB	2.62%	04/01/2042	2,000	1,975,960
Washington (State of), Series 2010, GO Bonds	5.09%	08/01/2033	2,000	2,588,860
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB	6.42%	07/01/2030	1,435	1,834,131

				56,208,482

Wisconsin-2.03%
Wisconsin (State of), Series 2017 A, Ref. RB	3.95%	05/01/2036	3,000	3,431,370
Wisconsin (State of), Series 2019 1, Ref. GO Bonds	2.38%	05/01/2030	7,500	8,032,050
Wisconsin (State of), Series 2020 2, Ref. GO Bonds	1.88%	05/01/2025	2,500	2,628,400
Wisconsin (State of), Series 2020 2, Ref. GO Bonds	2.35%	05/01/2031	1,000	1,063,720
Wisconsin (State of), Series 2020 A, Ref. RB	2.50%	05/01/2032	2,000	2,118,020
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.21%	05/01/2023	1,000	999,710
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.36%	05/01/2024	1,000	999,000
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.65%	05/01/2025	1,500	1,501,620
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.80%	05/01/2026	1,000	996,080
Wisconsin (State of) Center District, Series 2020 B, Ref. RB, (INS - AGM)(a)	4.17%	12/15/2050	2,000	2,045,580
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, RB, (INS - AGM)(a)	3.09%	06/01/2050	25,000	23,799,000

				47,614,550

Total Municipal Obligations (Cost $2,111,401,918)				2,242,357,197

U.S. Dollar Denominated Bonds & Notes-2.09%
California-0.63%
Claremont Mckenna College, Series 2019	3.38%	01/01/2050	7,500	7,699,383
Pepperdine University	3.30%	12/01/2059	5,000	5,146,276
University of Southern California, Series A	3.23%	10/01/2120	2,000	1,877,466

				14,723,125

Connecticut-0.18%
Wesleyan University	3.37%	07/01/2050	4,000	4,210,243

District of Columbia-0.13%
Association of American Medical Colleges	3.32%	10/01/2041	3,000	2,960,874

Maine-0.07%
President & Trustees of Colby College (The)	3.20%	07/01/2054	2,000	1,773,576

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-0.17%
Whitehead Institute for Biomedical Research	3.28%	12/01/2050	$4,000	$3,995,450

Minnesota-0.11%
Mayo Clinic, Series 2016	4.13%	11/15/2052	2,000	2,515,293

New Hampshire-0.09%
Trustees of Dartmouth College	3.47%	06/01/2046	2,000	2,235,869

New York-0.56%
Ford Foundation (The)	2.82%	06/01/2070	5,000	4,652,772
Montefiore Medical Center	2.90%	04/20/2032	1,130	1,239,344
Montefiore Obligated Group, (INS - AGM)(a)	3.79%	09/01/2050	7,000	7,239,219

				13,131,335

Texas-0.15%
Baylor Scott & White Holdings	3.97%	11/15/2046	3,000	3,446,159

Total U.S. Dollar Denominated Bonds & Notes (Cost $47,629,900)				48,991,924

			Shares
Money Market Funds-3.46%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $81,455,124)			81,455,124	81,455,124

TOTAL INVESTMENTS IN SECURITIES(e) -100.88% (Cost $2,240,486,942)				2,372,804,245
OTHER ASSETS LESS LIABILITIES-(0.88%)				(20,608,742)

NET ASSETS-100.00%				$2,352,195,503

Investment Abbreviations:

AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 28, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$441,644,222	$(360,189,098)	$-	$-	$81,455,124	$8,089
Invesco Premier U.S. Government Money Portfolio, Institutional Class	90,139,484	43,580,996	(133,720,480)	-	-	-	536

Total	$90,139,484	$485,225,218	$(493,909,578)	$-	$-	$81,455,124	$8,625

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(e)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp	10.08%

Portfolio Composition

Revenue Type Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Ad Valorem Property Tax	18.41
College & University Revenue	14.57
Port, Airport & Marina Revenue	9.01
Miscellaneous Revenue	8.62
General Fund	7.69
Electric Power Revenue	6.91
Water Revenue	5.01
Sales Tax Revenue	4.92
Health, Hospital, Nursing Home Revenue	4.73
Lease Revenue	4.06
Revenue Types Each Less Than 3%	13.49
Money Market Funds Plus Other Assets Less Liabilities	2.58

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco Treasury Collateral ETF (CLTL)

February 28, 2021

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.63%
U.S. Treasury Bills-38.27%(a)
0.06%–0.09%, 04/01/2021	$558,000	$557,984
0.07%–0.17%, 04/22/2021	15,603,000	15,602,493
0.06%, 05/06/2021	11,505,300	11,504,667
0.06%, 05/13/2021	5,105,200	5,104,812
0.06%–0.10%, 05/20/2021	15,400,200	15,398,917
0.07%, 05/27/2021	11,505,100	11,504,266
0.07%, 06/03/2021	11,860,200	11,858,816
0.08%–0.16%, 06/17/2021	14,800,000	14,798,113
0.03%, 06/24/2021	13,000,000	12,998,339
0.07%, 07/01/2021	10,600,000	10,598,473
0.07%, 07/08/2021	11,505,100	11,503,451
0.08%–0.10%, 07/15/2021	18,158,000	18,155,256
0.05%, 07/29/2021	15,000,000	14,997,187
0.04%, 08/05/2021	14,000,000	13,997,100
0.04%–0.10%, 08/12/2021	29,658,000	29,651,582
0.05%, 08/19/2021	15,000,000	14,996,438
0.05%, 08/26/2021	15,000,000	14,996,662
0.08%–0.11%, 09/09/2021	18,158,000	18,152,916
0.06%–0.11%, 12/30/2021	16,539,000	16,530,201
0.07%, 01/27/2022	7,000,000	6,996,030
0.08%, 02/24/2022	10,000,000	9,993,067

		279,896,770

U.S. Treasury Notes-61.36%
2.38%, 04/15/2021	24,460,000	24,529,676

	Principal Amount	Value
U.S. Treasury Notes-(continued)
2.25%, 04/30/2021	$21,747,000	$21,825,550
2.63%, 05/15/2021	18,023,000	18,117,993
1.38% - 2.00%, 05/31/2021	46,776,000	46,963,572
2.63%, 06/15/2021	9,350,000	9,420,401
1.63% - 2.13%, 06/30/2021	43,902,000	44,166,639
2.63%, 07/15/2021	18,260,000	18,437,589
1.13% - 2.25%, 07/31/2021	25,079,000	25,220,899
2.13% - 2.75%, 08/15/2021	27,067,000	27,359,056
1.13% - 2.00%, 08/31/2021	46,522,000	46,875,385
2.75%, 09/15/2021	14,207,000	14,413,667
1.13% - 2.13%, 09/30/2021	36,198,000	36,516,422
2.88%, 10/15/2021	7,472,000	7,602,650
1.25% - 2.00%, 10/31/2021	37,170,000	37,580,609
2.00% - 2.88%, 11/15/2021	19,478,000	19,806,090
1.50% - 1.88%, 11/30/2021	27,058,000	27,394,657
1.63% - 2.13%, 12/31/2021	20,078,000	20,379,297
1.38%, 01/31/2022	2,087,000	2,111,977

		448,722,129

TOTAL INVESTMENTS IN SECURITIES-99.63% (Cost $728,461,361)		728,618,899
OTHER ASSETS LESS LIABILITIES-0.37%		2,716,241

NET ASSETS-100.00%.		$731,335,140

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,585,988	$(4,585,988)	$-	$-	$-	$4
Invesco Premier U.S. Government Money Portfolio, Institutional Class	221,238	164,048	(385,286)	-	-	-	-

Total	$221,238	$4,750,036	$(4,971,274)	$-	$-	$-	$4

Portfolio Composition
Security Type Breakdown (% of the Fund’s Net Assets)
as of February 28, 2021

U.S. Treasury Notes	61.36
U.S. Treasury Bills	38.27
Other Assets Less Liabilities	0.37

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco Variable Rate Preferred ETF (VRP)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-66.65%
Automobiles-0.98%
General Motors Financial Co., Inc.
Series A, 5.75%(b)(c)(d)	$6,940,000	$7,300,186
Series B, 6.50%(b)(c)(d)	3,415,000	3,737,291
Series C, 5.70%(c)(d)	3,498,000	3,891,525

		14,929,002

Banks-32.37%
Bank of America Corp.
Series AA, 6.10%(c)(d)	12,980,000	14,431,099
Series DD, 6.30%(b)(c)(d)	6,895,000	7,920,655
Series FF, 5.88%(c)(d)	16,155,000	17,684,847
Series JJ, 5.13%(c)(d)	6,925,000	7,356,794
Series MM, 4.30%(c)(d)	7,475,000	7,559,841
Series U, 5.20%(b)(c)(d)	6,866,000	7,163,193
Series X, 6.25%(c)(d)	13,665,000	14,979,603
Citigroup, Inc.
3.88%(c)(d)	15,930,000	15,890,175
5.90%(b)(c)(d)	5,175,000	5,370,615
Series A, 5.95%(c)(d)	10,216,000	10,654,025
Series D, 5.35%(b)(c)(d)	8,585,000	8,799,625
Series M, 6.30%(c)(d)	12,010,000	12,716,188
Series P, 5.95%(c)(d)	13,662,000	14,857,425
Series Q, 4.29% (3 mo. USD LIBOR + 4.10%)(d)(e)	8,683,000	8,661,292
Series R, 4.68% (3 mo. USD LIBOR + 4.48%)(d)(e)	7,047,000	7,056,169
Series V, 4.70%(c)(d)	10,150,000	10,272,561
Citizens Financial Group, Inc., Series F, 5.65%(c)(d)	2,730,000	3,009,825
Comerica, Inc., 5.63%(c)(d)	2,700,000	2,966,490
Fifth Third Bancorp
Series H, 5.10%(c)(d)	4,075,000	4,085,188
Series L, 4.50%(c)(d)	2,390,000	2,537,702
Huntington Bancshares, Inc.
Series E, 5.70%(c)(d)	3,429,000	3,463,290
Series F, 5.63%(c)(d)	3,430,000	3,880,188
Series G, 4.45%(c)(d)	3,485,000	3,646,112
JPMorgan Chase & Co.
Series CC, 4.63%(b)(c)(d)	8,600,000	8,610,750
Series FF, 5.00%(c)(d)	15,521,000	16,133,964
Series HH, 4.60%(c)(d)	20,450,000	20,884,562
Series II, 4.00%(c)(d)	10,350,000	10,299,544
Series Q, 5.15%(c)(d)	10,245,000	10,491,303
Series R, 6.00%(c)(d)	10,290,000	10,898,530
Series S, 6.75%(c)(d)	13,630,000	15,065,169
Series U, 1.15% (3 mo. USD LIBOR + 0.95%), 02/02/2037(e)	2,240,000	2,005,158
Series U, 6.13%(c)(d)	6,940,000	7,496,715
Series V, 3.56% (3 mo. USD LIBOR + 3.32%)(b)(d)(e)	17,369,000	17,251,759
Series W, 1.19% (3 mo. USD LIBOR +
1.00%), 05/15/2047(e)	4,059,000	3,470,445
Series X, 6.10%(c)(d)	10,978,000	11,953,414
Series Z, 4.01% (3 mo. USD LIBOR + 3.80%)(b)(d)(e)	13,790,000	13,787,035
KeyCorp, Series D, 5.00%(b)(c)(d)	3,665,000	3,912,168

	Principal Amount	Value
Banks-(continued)
M&T Bank Corp.
Series E, 6.45%(c)(d)	$2,365,000	$2,589,675
Series F, 5.13%(b)(c)(d)	3,470,000	3,751,070
Series G, 5.00%(c)(d)	2,725,000	2,901,444
PNC Financial Services Group, Inc. (The)
Series O, 6.75%(b)(c)(d)	6,755,000	6,873,212
Series R, 4.85%(c)(d)	3,495,000	3,636,734
Series S, 5.00%(c)(d)	3,600,000	3,948,768
Regions Financial Corp., Series D, 5.75%(b)(c)(d)	2,405,000	2,663,538
SVB Financial Group, 4.10%(c)(d)	5,275,000	5,331,047
Truist Financial Corp.
Series L, 5.05%(c)(d)	5,150,000	5,220,813
Series M, 5.13%(b)(c)(d)	3,480,000	3,662,700
Series N, 4.80%(c)(d)	11,600,000	12,049,500
Series P, 4.95%(c)(d)	6,875,000	7,409,875
Series Q, 5.10%(c)(d)	6,775,000	7,414,424
U.S. Bancorp
Series I, 3.73% (3 mo. USD LIBOR +3.49%)(b)(d)(e)	5,190,000	5,170,538
Series J, 5.30%(c)(d)	6,890,000	7,649,967
USB Capital IX, 3.50% (3 mo. USD LIBOR + 1.02%)(d)(e)	4,780,000	4,642,575
Wachovia Capital Trust III, 5.57% (3 mo. USD LIBOR + 0.93%)(d)(e)	8,449,000	8,456,773
Wells Fargo & Co.
3.90%(c)(d)	24,425,000	24,346,229
Series S, 5.90%(c)(d)	13,864,000	14,780,468
Series U, 5.88%(c)(d)	13,946,000	15,295,275

		495,018,043

Capital Markets-7.42%
Bank of New York Mellon Corp. (The)
Series D, 4.50%(c)(d)	3,445,000	3,496,675
Series E, 3.66% (3 mo. USD LIBOR + 3.42%)(d)(e)	7,015,000	7,059,561
Series F, 4.63%(c)(d)	6,861,000	7,264,084
Series H, 3.70%(c)(d)	3,995,000	4,089,881
Charles Schwab Corp. (The)
7.00%(b)(c)(d)	2,810,000	2,961,038
Series E, 4.63%(c)(d)	4,135,000	4,181,725
Series F, 5.00%(c)(d)	3,465,000	3,681,563
Series G, 5.38%(c)(d)	17,225,000	18,818,312
Goldman Sachs Capital II, 4.00% (3 mo. USD LIBOR + 0.77%)(b)(d)(e)	5,282,000	5,097,130
Goldman Sachs Group, Inc. (The)
Series O, 5.30%(c)(d)	4,455,000	4,931,128
Series Q, 5.50%(b)(c)(d)	3,450,000	3,734,625
Series R, 4.95%(c)(d)	4,150,000	4,424,937
Mellon Capital IV, Series 1, 4.00% (3 mo. USD LIBOR + 0.57%)(b)(d)(e)	3,480,000	3,465,210

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco Variable Rate Preferred ETF (VRP)–(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Capital Markets-(continued)
Morgan Stanley
Series H, 3.85% (3 mo. USD LIBOR + 3.61%)(b)(d)(e)	$9,049,000	$9,028,750
Series J, 4.05% (3 mo. USD LIBOR + 3.81%)(b)(d)(e)	10,390,000	10,396,552
Series M, 5.88%(b)(c)(d)	2,785,000	3,137,860
Series N, 5.30%(b)(c)(d)	2,050,000	2,126,875
Northern Trust Corp., Series D, 4.60%(c)(d) .	3,470,000	3,756,275
State Street Corp.
1.22% (3 mo. USD LIBOR + 1.00%), 06/15/2047(e)	3,536,000	3,008,623
Series F, 3.81% (3 mo. USD LIBOR + 3.60%)(b)(d)(e)	5,250,000	5,259,975
Series H, 5.63%(c)(d)	3,440,000	3,599,100

		113,519,879

Consumer Finance-1.68%
American Express Co.
Series B, 3.62% (3 mo. USD LIBOR + 3.43%)(b)(d)(e)	5,155,000	5,134,896
Series C, 3.50% (3 mo. USD LIBOR + 3.29%)(d)(e)	5,808,000	5,764,440
Capital One Financial Corp., Series E, 3.99% (3 mo. USD LIBOR + 3.80%)(b)(d)(e)	6,938,000	6,940,742
Discover Financial Services
Class C, 5.50%(c)(d)	3,880,000	4,078,850
Series D, 6.13%(c)(d)	3,395,000	3,730,256

		25,649,184

Diversified Financial Services-0.36%
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/2043(c)	2,714,000	2,829,073
5.25%, 04/20/2046(c)	2,470,000	2,688,554

		5,517,627

Electric Utilities-2.00%
Duke Energy Corp., 4.88%(c)(d)	6,875,000	7,369,725
NextEra Energy Capital Holdings, Inc.
2.31% (3 mo. USD LIBOR + 2.07%), 10/01/2066(e)	2,147,000	1,978,987
4.80%, 12/01/2077(c)	3,770,000	4,087,324
5.65%, 05/01/2079(c)	3,450,000	4,035,301
Southern Co. (The)
Series B, 4.00%, 01/15/2051(c)	8,835,000	9,230,399
Series B, 5.50%, 03/15/2057(c)	3,821,000	3,948,127

		30,649,863

Industrial Conglomerates-2.47%
General Electric Co., Series D, 3.55% (3 mo. USD LIBOR +3.33%)(d)(e)	39,564,000	37,761,860

Insurance-6.64%
Aegon N.V. (Netherlands), 5.50%, 04/11/2048(c)	5,475,000	6,325,681
Allstate Corp. (The), Series B, 5.75%, 08/15/2053(c)	5,469,000	5,861,312
American International Group, Inc., Series A-9, 5.75%, 04/01/2048(c)	5,179,000	5,889,818

	Principal Amount	Value
Insurance-(continued)
AXIS Specialty Finance LLC, 4.90%, 01/15/2040(c)	$2,909,000	$2,994,271
Enstar Finance LLC, 5.75%, 09/01/2040(c)	2,390,000	2,488,811
Everest Reinsurance Holdings, Inc., 2.58% (3 mo. USD LIBOR + 2.39%), 05/15/2037(e)	1,599,000	1,479,252
Lincoln National Corp. 2.55% (3 mo. USD LIBOR + 2.36%), 05/17/2066(e)	5,055,000	4,400,125
2.26% (3 mo. USD LIBOR + 2.04%), 04/20/2067(e)	3,360,000	2,778,300
Markel Corp., 6.00%(c)(d)	4,120,000	4,527,550
MetLife, Inc., Series D, 5.88%(b)(c)(d)	3,415,000	3,901,637
PartnerRe Finance B LLC, 4.50%, 10/01/2050(c)	3,495,000	3,649,976
Principal Financial Group, Inc., 3.24% (3 mo. USD LIBOR + 3.04%), 05/15/2055(b)(e)	2,843,000	2,818,124
Progressive Corp. (The), Series B, 5.38%(c)(d)	3,390,000	3,542,550
Prudential Financial, Inc.
5.88%, 09/15/2042(c)	6,772,000	7,166,765
5.63%, 06/15/2043(c)	10,303,000	11,093,301
5.20%, 03/15/2044(c)	3,460,000	3,698,196
5.38%, 05/15/2045(c)	6,847,000	7,605,594
4.50%, 09/15/2047(c)	5,150,000	5,743,286
5.70%, 09/15/2048(c)	6,815,000	7,853,984
3.70%, 10/01/2050(c)	5,500,000	5,637,500
Reinsurance Group of America, Inc., 2.88% (3 mo. USD LIBOR + 2.67%), 12/15/2065(e)	2,230,000	2,079,475

		101,535,508

Machinery-0.36%
Stanley Black & Decker, Inc., 4.00%, 03/15/2060(c)	5,225,000	5,518,870

Media-0.55%
ViacomCBS, Inc.
5.88%, 02/28/2057(c)	3,455,000	3,530,578
6.25%, 02/28/2057(c)	4,371,000	4,883,806

		8,414,384

Multi-Utilities-1.79%
CMS Energy Corp.
4.75%, 06/01/2050(c)	3,500,000	3,836,518
3.75%, 12/01/2050(c)	2,750,000	2,761,138
Dominion Energy, Inc.
Series A, 5.75%, 10/01/2054(c)	4,750,000	5,218,194
Series B, 4.65%(c)(d)	5,465,000	5,749,890
Sempra Energy, 4.88%(c)(d)	6,200,000	6,624,390
WEC Energy Group, Inc., 2.31% (3 mo. USD LIBOR + 2.11%), 05/15/2067(e)	3,416,000	3,157,973

		27,348,103

Oil, Gas & Consumable Fuels-8.51%
BP Capital Markets PLC (United Kingdom)
4.38%(c)(d)	17,275,000	18,255,702
4.88%(c)(d)	17,300,000	18,614,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco Variable Rate Preferred ETF (VRP)–(continued)

February 28, 2021

(Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Enbridge, Inc. (Canada)
5.50%, 07/15/2077(c)	$6,940,000	$7,071,695
6.25%, 03/01/2078(c)	5,870,000	6,231,315
Series 20-A, Conv., 5.75%, 07/15/2080(c)	6,750,000	7,315,748
Energy Transfer Operating L.P.
Series A, 6.25%(c)(d)	6,645,000	5,498,605
Series G, 7.13%(c)(d)	7,650,000	7,398,468
Enterprise Products Operating LLC
5.38%, 02/15/2078(c)	4,851,000	4,846,681
Series D, 4.88%, 08/16/2077(c)	4,735,000	4,503,199
Series E, 5.25%, 08/16/2077(c)	6,789,000	6,803,581
Plains All American Pipeline L.P., Series B, 6.13%(c)(d)	5,328,000	4,382,280
TransCanada PipeLines Ltd. (Canada), 2.40% (3 mo. USD LIBOR + 2.21%), 05/15/2067(e)	6,908,000	5,582,358
Transcanada Trust (Canada)
5.63%, 05/20/2075(c)	5,152,000	5,561,584
5.30%, 03/15/2077(c)	10,205,000	10,587,687
5.50%, 09/15/2079(c)	7,525,000	8,258,688
Series 16-A, 5.88%, 08/15/2076(c)	8,272,000	9,142,305

		130,054,696

Trading Companies & Distributors-0.46%
AerCap Holdings N.V. (Ireland), 5.88%, 10/10/2079(b)(c)	5,018,000	5,138,909
Air Lease Corp., Series B, 4.65%(c)(d)	1,990,000	1,945,225

		7,084,134

Wireless Telecommunication Services-1.06%
Vodafone Group PLC (United Kingdom), 7.00%, 04/04/2079(c)	13,490,000	16,178,321

Total U.S. Dollar Denominated Bonds & Notes (Cost $993,753,467)		1,019,179,474

	Shares
Preferred Stocks-32.62%
Banks-11.59%
Bank of America Corp.
Series 2, Pfd., (3 mo. USD LIBOR + 0.65%), 3.00%(b)(e)	85,201	1,784,109
Series 4, Pfd., (3 mo. USD LIBOR + 0.75%), 4.00%(b)(e)	60,590	1,448,707
Series 5, Pfd., (3 mo. USD LIBOR + 0.50%), 4.00%(b)(e)	119,858	2,905,358
Series E, Pfd., (3 mo. USD LIBOR + 0.35%), 4.00%(b)(e)	90,486	2,220,526
Series K, Pfd., 6.45%(b)(c)	292,239	7,735,566
Series Z, Pfd., 6.50%(b)(c)	9,638,000	10,749,261
Citigroup, Inc.
Series W, Pfd., 4.00%(c)	10,400,000	10,529,792
Series U, Pfd., 5.00%(c)	10,250,000	10,570,312
Series T, Pfd., 6.25%(c)	10,352,000	11,830,266
Series K, Pfd., 6.88%(c)	412,910	11,297,218
Series J, Pfd., 7.13%(c)	266,070	7,351,514
Citizens Financial Group, Inc., Series D, Pfd., 6.35%(c)	86,010	2,364,415
F.N.B. Corp., Pfd., 7.25%(b)(c)	31,839	875,139

	Shares	Value
Banks-(continued)
Fifth Third Bancorp, Series I, Pfd., 6.63%(c)	123,097	$3,438,099
First Horizon Corp., Series D, Pfd., 6.10%(b)(c)	29,006	762,858
Heartland Financial USA, Inc., Series E, Pfd., 7.00%(b)(c)	32,887	905,708
JPMorgan Chase & Co., Series I, Pfd., (3 mo. USD LIBOR + 3.47%), 3.68%(e)	20,391,000	20,344,347
KeyCorp, Series E, Pfd., 6.13%(b)(c)	137,312	3,892,795
People’s United Financial, Inc., Series A, Pfd., 5.63%(c)	70,315	1,906,240
PNC Financial Services Group, Inc. (The), Series P, Pfd., 6.13%(c)	418,108	10,950,249
Regions Financial Corp.
Series C, Pfd., 5.70%(b)(c)	142,177	3,838,779
Series B, Pfd., 6.38%(c)	137,974	3,759,791
Synovus Financial Corp.
Series E, Pfd., 5.88%(b)(c)	99,802	2,631,779
Series D, Pfd., 6.30%(c)	57,262	1,503,128
Truist Financial Corp., Series I, Pfd., (3 mo. USD LIBOR + 0.53%), 4.00%(b)(e)	47,578	1,189,926
U.S. Bancorp Series B, Pfd., (3 mo. USD LIBOR + 0.60%), 3.50%(b)(e)	278,059	6,506,581
Series F, Pfd., 6.50%(c)	306,723	8,054,546
Valley National Bancorp
Series B, Pfd., 5.50%(b)(c)	29,099	733,877
Series A, Pfd., 6.25%(c)	32,346	864,285
Wells Fargo & Co.
Series Q, Pfd., 5.85%(c)	482,876	12,511,317
Series R, Pfd., 6.63%(c)	234,408	6,502,478
WesBanco, Inc., Series A, Pfd., 6.75%(b)(c) .	40,227	1,092,163
Wintrust Financial Corp.
Series D, Pfd., 6.50%(c)	35,563	949,888
Series E, Pfd., 6.88%(c)	81,656	2,245,540
Zions Bancorporation N.A., Series G, Pfd., 6.30%(c)	39,453	1,030,512

		177,277,069

Capital Markets-7.13%
Bank of New York Mellon Corp. (The), Series G, Pfd., 4.70%(c)	6,840,000	7,397,460
Charles Schwab Corp. (The), Series H, Pfd., 4.00%(c)	17,370,000	17,456,850
Goldman Sachs Group, Inc. (The)
Series A, Pfd., (3 mo. USD LIBOR + 0.75%), 3.75%(b)(e)	208,914	4,873,964
Series C, Pfd., (3 mo. USD LIBOR + 0.75%), 4.00%(b)(e)	56,917	1,371,700
Series D, Pfd., (3 mo. USD LIBOR + 0.67%), 4.00%(b)(e)	373,966	8,840,556
Series P, Pfd., 5.00%(b)(c)	10,410,000	10,423,012
Series J, Pfd., 5.50%(c)	278,846	7,386,631
Series K, Pfd., 6.38%(c)	195,690	5,371,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco Variable Rate Preferred ETF (VRP)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Capital Markets-(continued)
Morgan Stanley
Series A, Pfd., (3 mo. USD LIBOR + 0.70%), 4.00%(b)(e)	305,185	$7,223,729
Series K, Pfd., 5.85%(c)	278,953	7,743,735
Series I, Pfd., 6.38%(c)	278,046	7,729,679
Series F, Pfd., 6.88%(c)	238,574	6,677,686
Series E, Pfd., 7.13%(c)	241,119	6,828,490
State Street Corp.
Series G, Pfd., 5.35%(c)	138,167	3,861,768
Series D, Pfd., 5.90%(c)	213,085	5,891,800

		109,078,750

Consumer Finance-1.26%
GMAC Capital Trust I, Series 2, Pfd., (3 mo. USD LIBOR + 5.79%), 5.98%(e)	741,919	19,252,798

Diversified Financial Services-1.29%
Citigroup Capital XIII, Pfd., (3 mo. USD LIBOR + 6.37%), 6.58%(e)	625,468	16,793,816
Compass Diversified Holdings, Series B, Pfd., 7.88%(c)	28,472	717,494
Voya Financial, Inc., Series B, Pfd., 5.35%(c)	86,293	2,268,643

		19,779,953

Electric Utilities-0.42%
SCE Trust III, Series H, Pfd., 5.75%(c)	79,171	1,946,023
SCE Trust IV, Series J, Pfd., 5.38%(c)	93,834	2,242,633
SCE Trust V, Series K, Pfd., 5.45%(c)	86,129	2,148,918

		6,337,574

Food Products-0.44%
CHS, Inc.
Series 3, Pfd., 6.75%(b)(c)	135,286	3,652,722
Series 2, Pfd., 7.10%(c)	114,291	3,136,145

		6,788,867

Insurance-3.47%
Aegon N.V., Series 1, Pfd., (3 mo. USD LIBOR + 0.88%), 4.00% (Netherlands)(b)(e)	71,654	1,773,437
Allstate Corp. (The), Pfd., 5.10%(c)	137,711	3,610,782
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(c)	113,939	2,917,978
Series B, Pfd., 6.63%(c)	82,353	2,217,766
Argo Group International Holdings Ltd., Pfd., 7.00%(c)	42,853	1,122,320
Aspen Insurance Holdings Ltd., Pfd., 5.95% (Bermuda)(c)	78,338	2,075,957
Athene Holding Ltd.
Series A, Pfd., 6.35%(c)	238,968	6,485,592
Series C, Pfd., 6.38%(c)	164,804	4,502,445
Enstar Group Ltd., Series D, Pfd., 7.00%(c) .	108,025	2,987,972
Hartford Financial Services Group, Inc. (The), Pfd., 7.88%(c)	166,475	4,499,819
MetLife, Inc.
Series C, Pfd., (3 mo. USD LIBOR + 3.58%), 3.79%(e)	3,491,000	3,482,398
Series G, Pfd., 3.85%(c)	6,845,000	7,016,125
Series A, Pfd., (3 mo. USD LIBOR + 1.00%), 4.00%(b)(e)	165,793	4,149,799

	Shares	Value
Insurance-(continued)
Reinsurance Group of America, Inc.
Pfd., 5.75%(c)	114,480	$3,144,766
Pfd., 6.20%(c)	114,528	2,996,052

		52,983,208

Marine-0.07%
Atlas Corp., Series I, Pfd., 8.00% (Canada)(b)(c)	42,409	1,087,791

Mortgage REITs-2.99%
ACRES Commercial Realty Corp., Pfd., 8.63%(b)(c)	33,009	803,769
AGNC Investment Corp.
Series F, Pfd., 6.13%(b)(c)	163,632	3,830,625
Series E, Pfd., 6.50%(b)(c)	114,655	2,806,754
Series D, Pfd., 6.88%(b)(c)	66,605	1,664,459
Series C, Pfd., 7.00%(b)(c)	92,489	2,357,545
Annaly Capital Management, Inc.
Series G, Pfd., 6.50%(b)(c)	121,166	2,952,815
Series I, Pfd., 6.75%(b)(c)	125,702	3,099,811
Series F, Pfd., 6.95%(c)	198,945	4,882,110
Chimera Investment Corp.
Series C, Pfd., 7.75%(c)	74,006	1,709,539
Series B, Pfd., 8.00%(c)	92,684	2,203,099
Series D, Pfd., 8.00%(b)(c)	57,434	1,335,340
Dynex Capital, Inc., Series C, Pfd., 6.90%(b)(c)	31,795	803,142
Ellington Financial, Inc., Pfd., 6.75%(b)(c)	32,081	744,921
MFA Financial, Inc., Series C, Pfd., 6.50%(c)	77,090	1,692,125
New Residential Investment Corp.
Series C, Pfd., 6.38%(c)	115,239	2,513,363
Series B, Pfd., 7.13%(b)(c)	79,550	1,863,061
Series A, Pfd., 7.50%(b)(c)	44,147	1,072,331
New York Mortgage Trust, Inc.
Series E, Pfd., 7.88%(c)	49,266	1,189,774
Series D, Pfd., 8.00%(b)(c)	38,226	930,039
PennyMac Mortgage Investment Trust
Series B, Pfd., 8.00%(b)(c)	55,441	1,386,025
Series A, Pfd., 8.13%(b)(c)	32,549	815,027
Two Harbors Investment Corp.
Series C, Pfd., 7.25%(c)	84,137	1,994,047
Series B, Pfd., 7.63%(c)	81,515	2,023,202
Series A, Pfd., 8.13%(b)(c)	41,036	1,045,187

		45,718,110

Multi-Utilities-1.16%
Algonquin Power & Utilities Corp.
Series 19-A, Pfd., 6.20% (Canada)(b)(c)	99,714	2,754,101
Pfd., 6.88% (Canada)(c)	82,247	2,248,633
CenterPoint Energy, Inc., Series A, Pfd., 6.13%(c)	5,462,000	5,792,403
Integrys Holding, Inc., Pfd., 6.00%(c)	112,450	3,008,038
NiSource, Inc., Series B, Pfd., 6.50%(c)	142,483	3,885,511

		17,688,686

Oil, Gas & Consumable Fuels-2.01%
Altera Infrastructure L.P., Series E, Pfd., 8.88%(b)(c)	33,693	749,669
DCP Midstream L.P.
Series B, Pfd., 7.88%(c)	45,627	1,027,976
Series C, Pfd., 7.95%(c)	31,070	702,182

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco Variable Rate Preferred ETF (VRP)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Enbridge, Inc., Series B, Pfd., 6.38% (Canada)(c)	166,687	$4,465,544
Energy Transfer Operating L.P.
Series C, Pfd., 7.38%(c)	128,364	2,798,335
Series E, Pfd., 7.60%(c)	226,489	5,111,857
Series D, Pfd., 7.63%(c)	126,420	2,858,356
GasLog Partners L.P.
Series B, Pfd., 8.20% (Greece)(c)	32,513	654,812
Series C, Pfd., 8.50% (Greece)(c)	28,271	576,446
Series A, Pfd., 8.63% (Greece)(c)	40,534	849,998
NGL Energy Partners L.P., Series B, Pfd., 9.00%(c)	86,604	961,304
NuStar Energy L.P.
Series B, Pfd., 7.63%(c)	108,333	1,987,911
Series A, Pfd., 8.50%(c)	63,134	1,325,814
Series C, Pfd., 9.00%(c)	49,067	1,119,218
NuStar Logistics L.P., Pfd., (3 mo. USD LIBOR + 6.73%), 6.98%(b)(e)	113,788	2,609,159
Teekay LNG Partners L.P., Series B, Pfd., 8.50% (Bermuda)(b)(c)	49,499	1,278,064
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece)(c)	33,121	740,254
Series F, Pfd., 9.50% (Greece)(c)	43,147	971,671

		30,788,570

Thrifts & Mortgage Finance-0.32%
Merchants Bancorp, Series B, Pfd., 6.00%(b)(c)	35,496	911,892
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(c)	140,969	3,935,855

		4,847,747

	Shares	Value
Trading Companies & Distributors-0.47%
Air Lease Corp., Series A, Pfd., 6.15%(c)	71,429	$1,839,297
Fortress Transportation and Infrastructure Investors LLC, Series B, Pfd., 8.00%(c)	32,699	815,186
WESCO International, Inc., Series A, Pfd., 10.63%(c)	150,227	4,559,389

		7,213,872

Total Preferred Stocks (Cost $508,351,047)		498,842,995

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.27% (Cost $1,502,104,514)		1,518,022,469

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.19%
Invesco Private Government Fund, 0.01%(f)(g)(h)	37,818,793	37,818,793
Invesco Private Prime Fund, 0.11%(f)(g)(h)	56,865,944	56,888,691

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $94,706,051)		94,707,484

TOTAL INVESTMENTS IN SECURITIES-105.46% (Cost $1,596,810,565)		1,612,729,953
OTHER ASSETS LESS LIABILITIES-(5.46)%		(83,458,315)

NET ASSETS-100.00%		$1,529,271,638

Investment Abbreviations:

Conv.	-Convertible
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
USD	-U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco Variable Rate Preferred ETF (VRP)–(continued)

February 28, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$79,343,821	$(79,343,821)	$-	$-	$-	$368
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	6,056,704	(6,056,704)	-	-	-	5
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,063,360	99,295,135	(87,539,702)	-	-	37,818,793	3,944	*
Invesco Private Prime Fund	8,688,001	118,782,402	(70,587,719)	1,434	4,573	56,888,691	21,155	*

Total	$34,751,361	$303,478,062	$(243,527,946)	$1,434	$4,573	$94,707,484	$25,472

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Financials	76.52
Energy	10.52
Utilities	5.37
Industrials	3.83
Sector Types Each Less Than 3%	3.03
Money Market Funds Plus Other Assets Less Liabilities	0.73

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco VRDO Tax-Free Weekly ETF (PVI)

February 28, 2021

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.49%
California-10.14%
Bay Area Toll Authority, Series 2007 G1, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	0.01%	04/01/2047	$1,000	$1,000,000
Modesto (City of), CA Public Financing Authority, Series 2008, Ref. VRD RB, (LOC –Bank of the West)(a)(b)	0.03%	09/01/2033	1,000	1,000,000
Riverside (City of), CA, Series 2008 A, Ref. VRD RB, (LOC - Barclays Bank PLC)(a)(b)	0.01%	10/01/2029	1,300	1,300,000
San Diego (County of), CA Regional Transportation Commission, Series 2008 C, VRD RB(a)	0.01%	04/01/2038	1,500	1,500,000

				4,800,000

Colorado-4.65%
Colorado Springs (City of), CO, Series 2006 B, VRD RB(a)	0.05%	11/01/2036	2,200	2,200,000

District of Columbia-5.28%
District of Columbia, Series 1998 A, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	0.04%	08/15/2038	1,200	1,200,000
District of Columbia (Georgetown University), Series 2007 B-2, Ref. VRD RB, (LOC –Bank of America, N.A.)(a)(b)	0.02%	04/01/2041	1,300	1,300,000

				2,500,000

Florida-6.34%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	0.04%	09/01/2035	1,500	1,500,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGC)(a)(c)	0.05%	10/01/2038	1,500	1,500,000

				3,000,000

Indiana-5.07%
Indianapolis (City of), IN, Series 2008, VRD RB, (LOC - Fannie Mae)(a)(b)	0.02%	05/15/2038	2,400	2,400,000

Louisiana-4.86%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC), Series 2013 B, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	09/01/2033	2,000	2,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health), Series 2009 B2, Ref. VRD RB, (LOC - Bank of New York Mellon)(a)(b)	0.04%	07/01/2047	300	300,000

				2,300,000

Maryland-4.65%
Washington (State of) Suburban Sanitary Commission, Series 2015 A-2, VRD RB(a)	0.02%	06/01/2023	2,200	2,200,000

Massachusetts-10.57%
Massachusetts (State of) Bay Transportation Authority, Series 2018 A-2, Ref. VRD(a)	0.03%	07/01/2026	300	300,000
Massachusetts (State of) Health & Educational Facilities Authority (Partners Healthcare), Series 1997 P1, VRD RB(a)	0.02%	07/01/2027	2,400	2,400,000
University of Massachusetts Building Authority, Series 2008 1, VRD RB(a)	0.03%	05/01/2038	2,300	2,300,000

				5,000,000

Missouri-5.71%
Kansas City (City of), MO (H Roe Bartle), Series 2008 F, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking)(a)(b)	0.04%	04/15/2025	300	300,000
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2008 C, VRD RB(a)	0.02%	05/15/2038	2,400	2,400,000

				2,700,000

Nevada-2.64%
Clark (County of), NV Department of Aviation, Series 2008 D-3, VRD RB, (LOC –Bank of America, N.A.)(a)(b)	0.03%	07/01/2029	1,250	1,250,000

New York-16.69%
Battery Park (City of), NY Authority, Series 2019 D-1, Ref. VRD RB(a)	0.03%	11/01/2038	1,800	1,800,000
Build NYC Resource Corp., Series 2015, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	0.03%	04/01/2045	2,500	2,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco VRDO Tax-Free Weekly ETF (PVI)–(continued)

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2008 A-1, Ref. VRD RB, (LOC - Wells Fargo Bank, N.A.)(a)(b)	0.02%	01/01/2030	$1,200	$1,200,000
Triborough Bridge & Tunnel Authority, Series 2005 A, VRD RB, (LOC - Barclays Bank PLC)(a)(b)	0.02%	11/01/2041	2,400	2,400,000

				7,900,000

North Carolina-0.21%
Charlotte (City of), NC, Series 2006 B, VRD RB(a)	0.02%	07/01/2036	100	100,000

Ohio-2.64%
Franklin (County of), OH (OhioHealth Corp.), Series 2009 A, Ref. VRD RB(a)	0.03%	11/15/2041	1,250	1,250,000

Pennsylvania-4.23%
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group), Series 2019 D, Ref. VRD RB(a)	0.06%	06/01/2037	2,000	2,000,000

Tennessee-2.46%
Sevier (County of), TN Public Building Authority, Series 2010 D-1, VRD RB, (LOC –Bank of America, N.A.)(a)(b)	0.05%	06/01/2026	1,165	1,165,000

Texas-8.34%
Austin (City of), TX, Series 2008, Ref. VRD RB, (LOC - Barclays Bank PLC)(a)(b)	0.04%	05/15/2031	1,635	1,635,000
Texas (State of), Series 2015 B, VRD GO Bonds(a)	0.03%	06/01/2046	1,610	1,610,000
University of Texas System Board of Regents, Series 2008 B, VRD RB(a)	0.01%	08/01/2025	700	700,000

				3,945,000

Washington-4.01%
Washington (State of) Higher Education Facilities Authority (Whitman College), Series 2004, VRD Ref. RB(a)	0.04%	10/01/2029	1,900	1,900,000

TOTAL INVESTMENTS IN SECURITIES(d) -98.49% (Cost $46,610,000)				46,610,000
OTHER ASSETS LESS LIABILITIES-1.51%				713,417

NET ASSETS-100.00%				$47,323,417

Investment Abbreviations:

AGC	-Assured Guaranty Corp.
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Barclays Bank PLC	11.45%
Bank of America N.A	10.12%
TD Bank, N.A	8.58%
Fannie Mae	5.15%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco VRDO Tax-Free Weekly ETF (PVI)–(continued)

February 28, 2021

(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets)
as of February 28, 2021

Miscellaneous Revenue	19.67

Health, Hospital, Nursing Home Revenue	17.65

Water Revenue	12.75

College & University Revenue	10.35

Ad Valorem Property Tax	7.40

Highway Tolls Revenue	7.19

Port, Airport & Marina Revenue	6.87

Sales Tax Revenue	5.28

Local or GTD Housing	5.07

Revenue Types Each Less Than 3%	6.26

Other Assets Less Liabilities	1.51

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Statements of Assets and Liabilities

February 28, 2021

(Unaudited)

	Invesco 1-30 Laddered Treasury ETF (PLW)	Invesco California AMT-Free Municipal Bond ETF (PWZ)	Invesco CEF Income Composite ETF (PCEF)	Invesco Fundamental High Yield® Corporate Bond ETF (PHB)	Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
Assets:
Unaffiliated investments in securities, at value(a)	$103,184,523	$455,738,994	$795,014,843	$712,860,334	$52,270,672
Affiliated investments in securities, at value	-	-	29,614,853	50,894,883	942,565
Cash	-	20,121,501	-	13	500
Deposits with brokers:
Cash segregated as collateral	-	-	-	-	-
Receivable for:
Dividends and interest	119,554	3,744,279	1,128,973	9,373,154	457,521
Securities lending	289	-	129,749	8,866	117
Investments sold	50,813	-	1,092,191	32,829,343	801,355
Fund shares sold	-	-	-	-	-
Other assets	-	-	-	-	-

Total assets	103,355,179	479,604,774	826,980,609	805,966,593	54,472,730

Liabilities:
Due to custodian	27,324	-	960,724	-	-
Payable for:
Investments purchased	-	4,358,850	-	1,295,651	1,093,037
Collateral upon return of securities loaned	-	-	18,041,878	44,742,363	859,890
Collateral upon receipt of securities in-kind	-	-	-	-	-
Fund shares repurchased	-	-	1,127,711	38,690,863	-
Accrued unitary management fees	19,947	101,514	312,584	292,020	9,125
Accrued expenses	-	-	-	643	-
Accrued tax expenses	-	-	-	644	-

Total liabilities	47,271	4,460,364	20,442,897	85,022,184	1,962,052

Net Assets	$103,307,908	$475,144,410	$806,537,712	$720,944,409	$52,510,678

Net assets consist of:
Shares of beneficial interest	$114,833,379	$449,659,429	$821,663,667	$724,748,619	$49,298,351
Distributable earnings (loss)	(11,525,471)	25,484,981	(15,125,955)	(3,804,210)	3,212,327

Net Assets	$103,307,908	$475,144,410	$806,537,712	$720,944,409	$52,510,678

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,870,000	17,300,000	35,760,000	37,300,000	1,950,000
Net asset value	$36.00	$27.46	$22.55	$19.33	$26.93

Market price	$36.17	$27.48	$22.61	$19.29	$26.90

Unaffiliated investments in securities, at cost	$112,535,791	$429,562,978	$751,133,755	$686,727,819	$49,950,094

Affiliated investments in securities, at cost	$-	$-	$28,379,105	$50,893,171	$942,565

(a) Includes securities on loan with an aggregate value of:	$-	$-	$17,631,466	$42,967,500	$834,811

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco National AMT-Free Municipal Bond ETF (PZA)	Invesco New York AMT-Free Municipal Bond ETF (PZT)	Invesco Preferred ETF (PGX)	Invesco Taxable Municipal Bond ETF (BAB)	Invesco Treasury Collateral ETF (CLTL)	Invesco Variable Rate Preferred ETF (VRP)	Invesco VRDO Tax- Free Weekly ETF (PVI)

$2,168,214,657	$106,675,804	$6,755,279,837	$2,291,349,121	$728,618,899	$1,518,022,469	$46,610,000
-	-	134,155,074	81,455,124	-	94,707,484	-
50,006,256	3,653,950	-	-	-	-	720,979
-	-	6,639	-	-	-	-
22,023,698	1,024,885	41,928,447	19,103,269	2,630,027	15,292,806	1,514
-	-	201,129	-	-	92,314	-
1,196,683	-	40,950,486	6,404,370	107,146,004	16,091,568	-
-	-	2,920,883	-	-	-	-
-	-	375	-	-	-	-

2,241,441,294	111,354,639	6,975,442,870	2,398,311,884	838,394,930	1,644,206,641	47,332,493

-	-	37,031,765	-	43,914	2,651,678	-
6,401,013	1,157,270	31,122,793	45,615,000	106,968,684	9,306,593	-
-	-	134,155,073	-	-	94,706,051	-
-	-	6,639	-	-	-	-
-	-	41,483,093	-	-	7,671,224	-
489,296	24,182	2,637,159	501,381	47,192	594,676	9,076
-	-	-	-	-	4,139	-
-	-	-	-	-	642	-

6,890,309	1,181,452	246,436,522	46,116,381	107,059,790	114,935,003	9,076

$2,234,550,985	$110,173,187	$6,729,006,348	$2,352,195,503	$731,335,140	$1,529,271,638	$47,323,417

$2,136,342,624	$105,539,672	$6,926,227,658	$2,221,938,912	$731,053,461	$1,543,136,191	$47,363,668
98,208,361	4,633,515	(197,221,310)	130,256,591	281,679	(13,864,553)	(40,251)

$2,234,550,985	$110,173,187	$6,729,006,348	$2,352,195,503	$731,335,140	$1,529,271,638	$47,323,417

84,050,000	4,300,000	460,750,000	71,700,000	12,420,001	59,700,000	1,900,000
$26.59	$25.62	$14.60	$32.81	$58.88	$25.62	$24.91

$26.59	$25.63	$14.58	$32.61	$105.69	$25.48	$24.90

$2,072,402,053	$102,247,615	$6,784,393,302	$2,159,031,818	$728,461,361	$1,502,104,514	$46,610,000

$-	$-	$134,155,073	$81,455,124	$-	$94,706,051	$-

$-	$-	$131,505,666	$-	$-	$91,765,673	$-

79

Statements of Operations

For the six months ended February 28, 2021

(Unaudited)

	Invesco 1-30 Laddered Treasury ETF (PLW)	Invesco California AMT-Free Municipal Bond ETF (PWZ)	Invesco CEF Income Composite ETF (PCEF)	Invesco Fundamental High Yield® Corporate Bond ETF (PHB)	Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
Investment income:
Unaffiliated interest income	$749,730	$6,046,420	$-	$16,886,798	$709,737
Unaffiliated dividend income	-	-	30,157,936	-	-
Affiliated dividend income	6	-	322,087	374	16
Securities lending income	1,417	-	1,496,217	51,375	854
Foreign withholding tax	-	-	-	-	-

Total investment income	751,153	6,046,420	31,976,240	16,938,547	710,607

Expenses:
Unitary management fees	178,117	637,043	1,910,508	1,952,286	62,401
Tax expenses	-	-	-	644	-

Total expenses	178,117	637,043	1,910,508	1,952,930	62,401

Less: Waivers	(37)	-	(277)	(2,132)	(100)

Net expenses	178,080	637,043	1,910,231	1,950,798	62,301

Net investment income (loss)	573,073	5,409,377	30,066,009	14,987,749	648,306

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(32,857)	248	(13,829,322)	1,832,938	270,822
Affiliated investment securities	(468)	-	(101,845)	2,145	35
Unaffiliated in-kind redemptions	(1,873,384)	-	4,106,573	12,513,386	712,376
Affiliated in-kind redemptions	-	-	10,903	-	-
Distributions of underlying fund shares	-	-	217,785	-	-

Net realized gain (loss)	(1,906,709)	248	(9,595,906)	14,348,469	983,233

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(8,581,676)	(3,132,313)	65,313,284	5,840,670	(1,710,760)
Affiliated investment securities	-	-	1,226,633	1,712	-

Change in net unrealized appreciation (depreciation)	(8,581,676)	(3,132,313)	66,539,917	5,842,382	(1,710,760)

Net realized and unrealized gain (loss)	(10,488,385)	(3,132,065)	56,944,011	20,190,851	(727,527)

Net increase (decrease) in net assets resulting from operations	$(9,915,312)	$2,277,312	$87,010,020	$35,178,600	$(79,221)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco National AMT-Free Municipal Bond ETF (PZA)	Invesco New York AMT-Free Municipal Bond ETF (PZT)	Invesco Preferred ETF (PGX)	Invesco Taxable Municipal Bond ETF (BAB)	Invesco Treasury Collateral ETF (CLTL)	Invesco Variable Rate Preferred ETF (VRP)	Invesco VRDO Tax- Free Weekly ETF (PVI)

$30,811,433	$1,475,643	$-	$31,694,295	$1,022,588	$23,876,321	$20,292
-	-	182,809,461	-	-	12,038,581	-
-	-	5,584	8,625	4	373	-
-	-	1,419,586	-	-	452,339	-
-	-	(3)	-	-	-	-

30,811,433	1,475,643	184,234,628	31,702,920	1,022,592	36,367,614	20,292

3,247,419	146,876	16,514,375	3,076,727	348,798	3,711,800	60,444
-	-	-	-	-	642	-

3,247,419	146,876	16,514,375	3,076,727	348,798	3,712,442	60,444

-	-	(27,851)	(46,252)	(33)	(1,691)	-

3,247,419	146,876	16,486,524	3,030,475	348,765	3,710,751	60,444

27,564,014	1,328,767	167,748,104	28,672,445	673,827	32,656,863	(40,152)

(220,693)	660,970	(22,936,059)	(42,585)	128,926	(881,886)	-
-	-	6,569	-	-	4,573	-
12,485,764	-	13,640,078	1,002,240	45,228	231,412	-
-	-	-	-	-	-	-
-	-	-	-	-	-	-

12,265,071	660,970	(9,289,412)	959,655	174,154	(645,901)	-

(32,740,880)	(927,127)	(121,483,180)	(43,404,047)	(492,881)	38,311,376	-
-	-	2	-	-	1,434	-

(32,740,880)	(927,127)	(121,483,178)	(43,404,047)	(492,881)	38,312,810	-

(20,475,809)	(266,157)	(130,772,590)	(42,444,392)	(318,727)	37,666,909	-

$7,088,205	$1,062,610	$36,975,514	$(13,771,947)	$355,100	$70,323,772	$(40,152)

81

Statements of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco 1-30 Laddered Treasury ETF (PLW)		Invesco California AMT-Free Municipal Bond ETF (PWZ)
	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020
Operations:
Net investment income	$573,073	$2,305,480	$5,409,377	$9,737,280
Net realized gain (loss)	(1,906,709)	13,797,774	248	1,464,819
Change in net unrealized appreciation (depreciation)	(8,581,676)	(10,100,653)	(3,132,313)	5,525,914

Net increase (decrease) in net assets resulting from operations	(9,915,312)	6,002,601	2,277,312	16,728,013

Distributions to Shareholders from:
Distributable earnings	(563,471)	(2,310,988)	(5,456,397)	(9,796,658)

Shareholder Transactions:
Proceeds from shares sold	14,073,173	304,604,241	26,405,940	179,954,052
Value of shares repurchased	(104,189,577)	(283,516,270)	-	(81,617,562)
Transaction fees	-	-	-	47,470

Net increase (decrease) in net assets resulting from share transactions	(90,116,404)	21,087,971	26,405,940	98,383,960

Net increase (decrease) in net assets	(100,595,187)	24,779,584	23,226,855	105,315,315

Net assets:
Beginning of period	203,903,095	179,123,511	451,917,555	346,602,240

End of period	$103,307,908	$203,903,095	$475,144,410	$451,917,555

Changes in Shares Outstanding:
Shares sold	380,000	7,900,000	950,000	6,900,000
Shares repurchased	(2,710,000)	(7,650,000)	-	(3,100,000)
Shares outstanding, beginning of period	5,200,000	4,950,000	16,350,000	12,550,000

Shares outstanding, end of period	2,870,000	5,200,000	17,300,000	16,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco CEF Income Composite		Invesco Fundamental High Yield®		Invesco Fundamental Investment Grade		Invesco National AMT-Free
ETF (PCEF)		Corporate Bond (PHB)		Corporate Bond ETF (PFIG)		Municipal Bond ETF (PZA)
Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020

$30,066,009	$47,944,988	$14,987,749	$27,916,831	$648,306	$1,984,136	$27,564,014	$56,083,599
(9,595,906)	(19,338,594)	14,348,469	(22,358,689)	983,233	2,132,281	12,265,071	(4,242,080)
66,539,917	(24,669,496)	5,842,382	13,193,509	(1,710,760)	334,648	(32,740,880)	(10,782,082)

87,010,020	3,936,898	35,178,600	18,751,651	(79,221)	4,451,065	7,088,205	41,059,437

(29,049,672)	(61,569,372)	(15,223,886)	(28,061,635)	(858,260)	(1,990,881)	(27,384,739)	(56,650,368)

22,911,152	142,234,540	171,146,246	453,998,450	1,371,421	5,409,386	163,476,772	1,113,812,258
(30,440,234)	(89,454,197)	(227,967,292)	(447,423,697)	(10,952,935)	(37,011,091)	(585,789,150)	(427,602,641)
-	-	-	-	-	-	6,623	536,331

(7,529,082)	52,780,343	(56,821,046)	6,574,753	(9,581,514)	(31,601,705)	(422,305,755)	686,745,948

50,431,266	(4,852,131)	(36,866,332)	(2,735,231)	(10,518,995)	(29,141,521)	(442,602,289)	671,155,017

756,106,446	760,958,577	757,810,741	760,545,972	63,029,673	92,171,194	2,677,153,274	2,005,998,257

$806,537,712	$756,106,446	$720,944,409	$757,810,741	$52,510,678	$63,029,673	$2,234,550,985	$2,677,153,274

1,050,000	6,650,000	9,100,000	24,600,000	50,000	200,000	6,050,000	41,900,000
(1,440,000)	(4,550,000)	(11,900,000)	(24,400,000)	(400,000)	(1,400,000)	(22,100,000)	(16,750,000)
36,150,000	34,050,000	40,100,000	39,900,000	2,300,000	3,500,000	100,100,000	74,950,000

35,760,000	36,150,000	37,300,000	40,100,000	1,950,000	2,300,000	84,050,000	100,100,000

83

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco New York AMT-Free Municipal Bond ETF (PZT)		Invesco Preferred ETF (PGX)
	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020
Operations:
Net investment income (loss)	$1,328,767	$2,386,497	$167,748,104	$293,903,498
Net realized gain (loss)	660,970	(300,744)	(9,289,412)	(87,644,001)
Change in net unrealized appreciation (depreciation)	(927,127)	459,153	(121,483,178)	(16,793,393)

Net increase (decrease) in net assets resulting from operations	1,062,610	2,544,906	36,975,514	189,466,104

Distributions to Shareholders from:
Distributable earnings	(1,350,491)	(2,399,843)	(165,274,723)	(296,096,193)

Shareholder Transactions:
Proceeds from shares sold	11,632,307	22,896,565	841,434,203	1,590,156,558
Value of shares repurchased	-	(3,813,813)	(245,084,976)	(575,184,908)
Transaction fees	-	-	-	-

Net increase (decrease) in net assets resulting from share transactions	11,632,307	19,082,752	596,349,227	1,014,971,650

Net increase (decrease) in net assets	11,344,426	19,227,815	468,050,018	908,341,561

Net assets:
Beginning of period	98,828,761	79,600,946	6,260,956,330	5,352,614,769

End of period	$110,173,187	$98,828,761	$6,729,006,348	$6,260,956,330

Changes in Shares Outstanding:
Shares sold	450,000	900,000	56,050,000	107,200,000
Shares repurchased	-	(150,000)	(16,600,000)	(44,350,000)
Shares outstanding, beginning of period	3,850,000	3,100,000	421,300,000	358,450,000

Shares outstanding, end of period	4,300,000	3,850,000	460,750,000	421,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco Taxable Municipal Bond		Invesco Treasury Collateral		Invesco Variable Rate Preferred		Invesco VRDO Tax-Free Weekly
ETF (BAB)		ETF (CLTL)		ETF (VRP)		ETF (PVI)
Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020

$28,672,445	$47,750,609	$673,827	$8,457,091	$32,656,863	$71,154,137	$(40,152)	$369,757
959,655	7,620,761	174,154	958,606	(645,901)	(33,407,859)	-	(1)
(43,404,047)	26,074,006	(492,881)	(22,171)	38,312,810	(8,784,028)	-	-

(13,771,947)	81,445,376	355,100	9,393,526	70,323,772	28,962,250	(40,152)	369,756

(28,285,446)	(48,233,360)	(1,066,384)	(8,689,595)	(32,747,291)	(71,331,749)	(98)	(372,291)

401,399,419	820,344,063	84,593,787	623,230,093	43,908,408	224,131,741	1,245,703	2,492,708
(13,007,282)	(156,954,488)	(290,716,870)	(232,782,080)	(25,020,695)	(238,556,105)	(3,737,464)	(9,972,306)
-	1,035,983	-	-	-	-	-	-

388,392,137	664,425,558	(206,123,083)	390,448,013	18,887,713	(14,424,364)	(2,491,761)	(7,479,598)

346,334,744	697,637,574	(206,834,367)	391,151,944	56,464,194	(56,793,863)	(2,532,011)	(7,482,133)

2,005,860,759	1,308,223,185	938,169,507	547,017,563	1,472,807,444	1,529,601,307	49,855,428	57,337,561

$2,352,195,503	$2,005,860,759	$731,335,140	$938,169,507	$1,529,271,638	$1,472,807,444	$47,323,417	$49,855,428

12,050,000	24,950,000	800,000	5,890,000	1,700,000	8,800,000	50,000	100,000
(400,000)	(4,750,000)	(2,750,000)	(2,200,000)	(1,000,000)	(10,300,000)	(150,000)	(400,000)
60,050,000	39,850,000	8,870,001	5,180,001	59,000,000	60,500,000	2,000,000	2,300,000

71,700,000	60,050,000	6,920,001	8,870,001	59,700,000	59,000,000	1,900,000	2,000,000

85

Financial Highlights

Invesco 1-30 Laddered Treasury ETF (PLW)

	Six Months Ended
	February 28,					Ten Months Ended
	2021		Years Ended August 31,			August 31,		Years Ended October 31,
	(Unaudited)		2020	2019		2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$39.21		$36.19	$31.68		$32.59		$33.81	$32.59	$31.96

Net investment income(a)	0.15		0.47	0.69		0.57		0.66	0.65	0.70
Net realized and unrealized gain (loss) on investments	(3.20)		3.04	4.51		(0.91)		(1.22)	1.22	0.63

Total from investment operations	(3.05)		3.51	5.20		(0.34)		(0.56)	1.87	1.33

Distributions to shareholders from:
Net investment income	(0.16)		(0.49)	(0.69)		(0.57)		(0.66)	(0.65)	(0.70)

Net asset value at end of period	$36.00		$39.21	$36.19		$31.68		$32.59	$33.81	$32.59

Market price at end of period(b)	$36.17		$39.14	$36.23		$31.64		$32.59	$33.84	$32.60

Net Asset Value Total Return(c)	(7.80)%		9.82%	16.71%		(1.04)%		(1.63)%	5.76%	4.18%
Market Price Total Return(c)	(7.20)%		9.50%	16.98%		(1.17)%		(1.72)%	5.82%	4.18%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$103,308		$203,903	$179,124		$153,634		$187,393	$221,472	$267,278
Ratio to average net assets of:
Expenses	0.25	%(d)	0.25%	0.26	%(e)	0.25	%(d)	0.25%	0.25%	0.25%
Net investment income	0.80	%(d)	1.25%	2.13	%(e)	2.13	%(d)	2.02%	1.94%	2.14%
Portfolio turnover rate(f)	3%		9%	5%		5%		5%	6%	7%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Financial Highlights–(continued)

Invesco California AMT-Free Municipal Bond ETF (PWZ)

	Six Months Ended
	February 28,				Ten Months Ended
	2021		Years Ended August 31,		August 31,		Years Ended October 31,
	(Unaudited)		2020	2019	2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$27.64		$27.62	$25.86	$26.09		$26.15	$25.43	$25.45

Net investment income(a)	0.33		0.67	0.67	0.54		0.65	0.74	0.82
Net realized and unrealized gain (loss) on investments	(0.18)		0.02	1.76	(0.23)		(0.07)	0.70	(0.06)

Total from investment operations	0.15		0.69	2.43	0.31		0.58	1.44	0.76

Distributions to shareholders from:
Net investment income	(0.33)		(0.67)	(0.67)	(0.53)		(0.65)	(0.75)	(0.83)
Return of capital.	-		-	-	(0.01)		(0.01)	(0.01)	(0.00	)(b)

Total distributions	(0.33)		(0.67)	(0.67)	(0.54)		(0.66)	(0.76)	(0.83)

Transaction fees(a)	-		0.00 (b)	0.00 (b)	0.00	(b)	0.02	0.04	0.05

Net asset value at end of period	$27.46		$27.64	$27.62	$25.86		$26.09	$26.15	$25.43

Market price at end of period(c)	$27.48		$27.58	$27.62	$25.83		$26.08	$26.21	$25.50

Net Asset Value Total Return(d)	0.53%		2.56%	9.58%	1.22%		2.36%	5.84%	3.25%
Market Price Total Return(d)	0.83%		2.34%	9.70%	1.15%		2.08%	5.79%	2.87%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$475,144		$451,918	$346,602	$250,796		$237,413	$189,620	$109,369
Ratio to average net assets of:
Expenses	0.28	%(e)	0.28%	0.28%	0.28	%(e)	0.28%	0.28%	0.28%
Net investment income	2.38	%(e)	2.46%	2.55%	2.49	%(e)	2.52%	2.81%	3.23%
Portfolio turnover rate(f)	2%		12%	13%	6%		24%	6%	3%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Financial Highlights–(continued)

Invesco CEF Income Composite ETF (PCEF)

	Six Months Ended
	February 28,				Ten Months Ended
	2021		Years Ended August 31,		August 31,		Years Ended October 31,
	(Unaudited)		2020	2019	2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$20.92		$22.35	$22.99	$23.96		$22.23	$21.91	$24.41

Net investment income(a)(b)	0.84		1.35	1.18	1.26		1.13	1.30	1.53
Net realized and unrealized gain (loss) on investments	1.60		(1.05)	(0.19)	(0.84)		2.28	0.77	(2.07)

Total from investment operations	2.44		0.30	0.99	0.42		3.41	2.07	(0.54)

Distributions to shareholders from:
Net investment income	(0.81)		(1.73)	(1.63)	(1.39)		(1.13)	(1.34)	(1.49)
Return of capital.	-		-	-	-		(0.55)	(0.41)	(0.47)

Total distributions	(0.81)		(1.73)	(1.63)	(1.39)		(1.68)	(1.75)	(1.96)

Net asset value at end of period	$22.55		$20.92	$22.35	$22.99		$23.96	$22.23	$21.91

Market price at end of period(c)	$22.61		$20.91	$22.35	$23.01		$23.96	$22.23	$21.85

Net Asset Value Total Return(d)	11.92%		1.84%	4.72%	1.85%		15.86%	10.11%	(2.31)%
Market Price Total Return(d)	12.27%		1.80%	4.62%	1.94%		15.86%	10.41%	(2.62)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$806,538		$756,106	$760,959	$723,177		$703,177	$642,473	$628,684
Ratio to average net assets of:
Expenses(e)	0.50	%(f)	0.50%	0.50%	0.50	%(f)	0.50%	0.50%	0.50%
Net investment income(b)	7.87	%(f)	6.36%	5.35%	6.53	%(f)	4.85%	5.99%	6.61%
Portfolio turnover rate(g)	15%		21%	20%	12%		15%	20%	20%

(a)	Based on average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Financial Highlights–(continued)

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

	Six Months Ended
	February 28,				Ten Months Ended
	2021		Years Ended August 31,		August 31,		Years Ended October 31,
	(Unaudited)		2020	2019	2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$18.90		$19.06	$18.56	$19.08		$18.79	$18.25	$19.24

Net investment income(a)	0.36		0.76	0.77	0.64		0.80	0.85	0.81
Net realized and unrealized gain (loss) on investments	0.44		(0.15)	0.51	(0.52)		0.29	0.54	(0.98)

Total from investment operations	0.80		0.61	1.28	0.12		1.09	1.39	(0.17)

Distributions to shareholders from:
Net investment income	(0.37)		(0.77)	(0.78)	(0.64)		(0.80)	(0.85)	(0.82)

Net asset value at end of period	$19.33		$18.90	$19.06	$18.56		$19.08	$18.79	$18.25

Market price at end of period(b)	$19.29		$18.89	$19.07	$18.55		$19.07	$18.70	$18.23

Net Asset Value Total Return(c)	4.29%		3.38%	7.12%	0.70%		5.96%	7.97%	(0.90)%
Market Price Total Return(c)	4.13%		3.28%	7.25%	0.70%		6.42%	7.56%	(0.75)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$720,944		$757,811	$760,546	$948,530		$1,197,922	$1,088,137	$666,301
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50	%(d)	0.50%	0.50%	0.50%
Net investment income	3.84	%(d)	4.09%	4.18%	4.12	%(d)	4.23%	4.69%	4.34%
Portfolio turnover rate(e)	18%		35%	17%	12%		9%	14%	16%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Financial Highlights–(continued)

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

	Six Months Ended
	February 28,					Ten Months Ended
	2021		Years Ended August 31,			August 31,		Years Ended October 31,
	(Unaudited)		2020	2019		2018		2017		2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$27.40		$26.33	$24.80		$25.63		$25.85		$25.24	$25.45

Net investment income(a)	0.31		0.71	0.76		0.57		0.65		0.65	0.62
Net realized and unrealized gain (loss) on investments	(0.37)		1.07	1.53		(0.83)		(0.22)		0.62	(0.19)

Total from investment operations	(0.06)		1.78	2.29		(0.26)		0.43		1.27	0.43

Distributions to shareholders from:
Net investment income.	(0.31)		(0.71)	(0.76)		(0.57)		(0.65)		(0.66)	(0.64)
Net realized gains	(0.10)		-	-		-		-		-	-
Return of capital	-		-	-		(0.00	)(b)	-	(0.00)(b)		-

Total distributions	(0.41)		(0.71)	(0.76)		(0.57)		(0.65)		(0.66)	(0.64)

Net asset value at end of period	$26.93		$27.40	$26.33		$24.80		$25.63		$25.85	$25.24

Market price at end of period(c)	$26.90		$27.39	$26.31		$24.80		$25.62		$25.87	$25.27

Net Asset Value Total Return(d)	(0.22)%		6.91%	9.45%		(1.01)%		1.73%		5.08%	1.69%
Market Price Total Return(d)	(0.30)%		6.95%	9.36%		(0.98)%		1.61%		5.03%	1.72%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$52,511		$63,030	$92,171		$106,620		$49,970		$58,154	$34,067
Ratio to average net assets of:
Expenses	0.22	%(e)	0.22%	0.23	%(f)	0.22	%(e)	0.22%		0.22%	0.22%
Net investment income.	2.29	%(e)	2.68%	3.03	%(f)	2.77	%(e)	2.53%		2.55%	2.45%
Portfolio turnover rate(g)	14%		36%	28%		24%		42%		20%	16%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Financial Highlights–(continued)

Invesco National AMT-Free Municipal Bond ETF (PZA)

	Six Months Ended
	February 28,				Ten Months Ended
	2021		Years Ended August 31,		August 31,		Years Ended October 31,
	(Unaudited)		2020	2019	2018		2017	2016		2015
Per Share Operating Performance:
Net asset value at beginning of period	$26.74		$26.76	$25.11	$25.58		$25.69	$25.10		$25.17

Net investment income(a)	0.32		0.68	0.76	0.65		0.77	0.82		0.92
Net realized and unrealized gain (loss) on investments	(0.15)		(0.02)	1.65	(0.46)		(0.11)	0.57		(0.09)

Total from investment operations	0.17		0.66	2.41	0.19		0.66	1.39		0.83

Distributions to shareholders from:
Net investment income	(0.32)		(0.69)	(0.76)	(0.66)		(0.78)	(0.83)		(0.92)
Return of capital	-		-	-	-		-	(0.00	)(b)	(0.00	)(b)

Total distributions	(0.32)		(0.69)	(0.76)	(0.66)		(0.78)	(0.83)		(0.92)

Transaction fees(a)	0.00	(b)	0.01	0.00 (b)	0.00	(b)	0.01	0.03		0.02

Net asset value at end of period	$26.59		$26.74	$26.76	$25.11		$25.58	$25.69		$25.10

Market price at end of period(c)	$26.59		$26.73	$26.80	$25.12		$25.55	$25.77		$25.15

Net Asset Value Total Return(d)	0.62%		2.60%	9.83%	0.77%		2.70%	5.71%		3.45%
Market Price Total Return(d)	0.66%		2.42%	9.96%	0.93%		2.25%	5.82%		3.32%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,234,551		$2,677,153	$2,005,998	$1,659,981		$1,611,258	$1,379,633		$897,395
Ratio to average net assets of:
Expenses	0.28	%(e)	0.28%	0.28%	0.28	%(e)	0.28%	0.28%		0.28%
Net investment income	2.38	%(e)	2.59%	2.99%	3.10	%(e)	3.06%	3.17%		3.64%
Portfolio turnover rate(f)	5%		15%	11%	8%		23%	6%		4%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Financial Highlights–(continued)

Invesco New York AMT-Free Municipal Bond ETF (PZT)

	Six Months Ended
	February 28,					Ten Months Ended
	2021		Years Ended August 31,			August 31,		Years Ended October 31,
	(Unaudited)		2020	2019		2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$25.67		$25.68	$23.99		$24.47		$24.64	$24.14	$24.33

Net investment income(a)	0.32		0.67	0.69		0.58		0.73	0.81	0.83
Net realized and unrealized gain (loss) on investments	(0.04)		(0.01)	1.70		(0.47)		(0.17)	0.51	(0.19)

Total from investment operations	0.28		0.66	2.39		0.11		0.56	1.32	0.64

Distributions to shareholders from:
Net investment income	(0.33)		(0.67)	(0.70)		(0.59)		(0.73)	(0.81)	(0.83)
Return of capital	-		-	-		-		-	(0.01)	(0.00	)(b)

Total distributions	(0.33)		(0.67)	(0.70)		(0.59)		(0.73)	(0.82)	(0.83)

Net asset value at end of period	$25.62		$25.67	$25.68		$23.99		$24.47	$24.64	$24.14

Market price at end of period(c)	$25.63		$25.73	$25.70		$23.92		$24.53	$24.67	$24.05

Net Asset Value Total Return(d)	1.09%		2.66%	10.17%		0.46%		2.37%	5.50%	2.68%
Market Price Total Return(d)	0.89%		2.83%	10.58%		(0.08)%		2.49%	6.02%	2.77%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$110,173		$98,829	$79,601		$63,577		$66,061	$64,063	$50,692
Ratio to average net assets of:
Expenses	0.28	%(e)	0.28%	0.29	%(f)	0.28	%(e)	0.28%	0.28%	0.28%
Net investment income	2.53	%(e)	2.64%	2.84	%(f)	2.89	%(e)	3.01%	3.26%	3.42%
Portfolio turnover rate(g)	8%		12%	11%		7%		22%	21%	18%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Financial Highlights–(continued)

Invesco Preferred ETF (PGX)

	Six Months Ended
	February 28,						Ten Months Ended
	2021		Years Ended August 31,				August 31,		Years Ended October 31,
	(Unaudited)		2020		2019		2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$14.86		$14.93		$14.60		$14.97		$14.96	$14.78	$14.57

Net investment income(a)	0.38		0.75		0.78		0.71		0.84	0.84	0.87
Net realized and unrealized gain (loss) on investments	(0.27)		(0.06)		0.36		(0.40)		0.02	0.20	0.21

Total from investment operations	0.11		0.69		1.14		0.31		0.86	1.04	1.08

Distributions to shareholders from:
Net investment income	(0.37)		(0.76)		(0.81)		(0.68)		(0.85)	(0.86)	(0.87)

Net asset value at end of period	$14.60		$14.86		$14.93		$14.60		$14.97	$14.96	$14.78

Market price at end of period(b)	$14.58		$14.91		$14.97		$14.62		$14.96	$15.00	$14.80

Net Asset Value Total Return(c)	0.70%		4.98%		8.23%		2.18%		5.97%	7.22%	7.66%
Market Price Total Return(c)	0.23%		5.04%		8.37%		2.39%		5.60%	7.36%	7.43%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,729,006		$6,260,956		$5,352,615		$5,378,011		$5,333,535	$4,730,845	$3,117,091
Ratio to average net assets of:
Expenses	0.50	%(d)(e)	0.50	%(e)	0.50	%(e)	0.50	%(d)(e)	0.50%	0.50%	0.50%
Net investment income	5.08	%(d)(e)	5.20	%(e)	5.45	%(e)	5.83	%(d)(e)	5.66%	5.63%	5.95%
Portfolio turnover rate(f)	10%		18%		15%		16%		10%	14%	12%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco Taxable Municipal Bond ETF (BAB)

	Six Months Ended
	February 28,				Ten Months Ended
	2021		Years Ended August 31,		August 31,		Years Ended October 31,
	(Unaudited)		2020	2019	2018		2017		2016		2015
Per Share Operating Performance:
Net asset value at beginning of period	$33.40		$32.83	$29.66	$30.38		$30.68		$29.11		$29.77

Net investment income(a)	0.43		1.07	1.23	1.01		1.21		1.26		1.37
Net realized and unrealized gain (loss) on investments	(0.60)		0.58	3.14	(0.72)		(0.32)		1.54		(0.71)

Total from investment operations	(0.17)		1.65	4.37	0.29		0.89		2.80		0.66

Distributions to shareholders from:
Net investment income	(0.42)		(1.10)	(1.23)	(1.02)		(1.21)		(1.27)		(1.37)

Transaction fees(a)	-		0.02	0.03	0.01		0.02		0.04		0.05

Net asset value at end of period	$32.81		$33.40	$32.83	$29.66		$30.38		$30.68		$29.11

Market price at end of period(b)	$32.61		$33.41	$32.97	$29.51		$30.45		$30.74		$29.17

Net Asset Value Total Return(c)	(0.51)%		5.28%	15.31%	1.02%		3.14%		9.93%		2.40%
Market Price Total Return(c)	(1.14)%		4.88%	16.39%	0.29%		3.19%		9.90%		2.65%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,352,196		$2,005,861	$1,308,223	$938,871		$972,235		$1,070,679		$676,840
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(d)(e)	0.27%	0.28%	0.28	%(d)	0.28	%(e)	0.27%		0.28%
Expenses, prior to Waivers	0.28	%(d)(e)	0.28%	0.28%	0.28	%(d)	0.28	%(e)	0.27%		0.28%
Net investment income	2.61	%(d)(e)	3.32%	4.06%	4.06	%(d)	4.05	%(e)	4.14%		4.59%
Portfolio turnover rate(f)	3%		18%	7%	4%		6%		0	%(g)	9%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2017, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

(g)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Financial Highlights–(continued)

Invesco Treasury Collateral ETF (CLTL)

	Six Months Ended February 28, 2021		Years Ended August 31,		Ten Months Ended August 31,		For the Period January 10, 2017(a) Through October 31,
	(Unaudited)		2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$105.77		$105.60	$105.48	$105.93		$105.35

Net investment income(b)	0.08		1.27	2.39	1.28		0.66
Net realized and unrealized gain (loss) on investments	(46.85)		0.37	0.16	0.00	(c)	(0.08)

Total from investment operations	(46.77)		1.64	2.55	1.28		0.58

Distributions to shareholders from:
Net investment income	(0.08)		(1.45)	(2.43)	(1.73)		-
Net realized gains	(0.04)		(0.02)	-	-		-

Total distributions	(0.12)		(1.47)	(2.43)	(1.73)		-

Net asset value at end of period	$58.88		$105.77	$105.60	$105.48		$105.93

Market price at end of period(d)	$105.69		$105.78	$105.62	$105.54		$105.94

Net Asset Value Total Return(e)	0.04%		1.56%	2.44%	1.22%		0.55	%(f)
Market Price Total Return(e)	0.05%		1.55%	2.41%	1.27%		0.56	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$731,335		$938,170	$547,018	$468,323		$454,429
Ratio to average net assets of:
Expenses	0.08	%(g)	0.08%	0.08%	0.08	%(g)	0.08	%(g)
Net investment income.	0.15	%(g)	1.20%	2.27%	1.45	%(g)	0.77	%(g)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (January 12, 2017, the first day of trading on the Exchange) to October 31, 2017 was 0.55%. The market price total return from Fund Inception to October 31, 2017 was 0.54%.

(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Financial Highlights–(continued)

Invesco Variable Rate Preferred ETF (VRP)

	Six Months Ended
	February 28,				Ten Months Ended
	2021		Years Ended August 31,		August 31,		Years Ended October 31,
	(Unaudited)		2020	2019	2018		2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$24.96		$25.28	$25.14	$25.87		$25.33	$24.36	$24.85

Net investment income(a)	0.55		1.13	1.14	0.91		1.21	1.23	1.20
Net realized and unrealized gain (loss) on investments	0.67		(0.31)	0.33	(0.66)		0.56	0.98	(0.47)

Total from investment operations	1.22		0.82	1.47	0.25		1.77	2.21	0.73

Distributions to shareholders from:
Net investment income	(0.56)		(1.14)	(1.33)	(0.98)		(1.23)	(1.24)	(1.20)
Return of capital	-		-	-	-		-	-	(0.02)

Total distributions	(0.56)		(1.14)	(1.33)	(0.98)		(1.23)	(1.24)	(1.22)

Net asset value at end of period	$25.62		$24.96	$25.28	$25.14		$25.87	$25.33	$24.36

Market price at end of period(b)	$25.48		$25.01	$25.33	$25.11		$25.94	$25.42	$24.40

Net Asset Value Total Return(c)	4.91%		3.48%	6.17%	1.01%		7.18%	9.43%	2.99%
Market Price Total Return(c)	4.13%		3.51%	6.52%	0.62%		7.08%	9.63%	2.85%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,529,272		$1,472,807	$1,529,601	$2,192,114		$1,890,954	$899,060	$397,065
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50	%(d)	0.50%	0.50%	0.50%
Net investment income	4.40	%(d)	4.61%	4.63%	4.31	%(d)	4.72%	5.03%	4.88%
Portfolio turnover rate(e)	5%		22%	13%	7%		4%	17%	5%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Financial Highlights–(continued)

Invesco VRDO Tax-Free Weekly ETF (PVI)

	Six Months Ended
	February 28,						Ten Months Ended
	2021		Years Ended August 31,				August 31,		Years Ended October 31,
	(Unaudited)		2020		2019		2018		2017		2016		2015
Per Share Operating Performance:
Net asset value at beginning of period	$24.93		$24.93		$24.93		$24.93		$24.93		$24.93		$24.96

Net investment income (loss)(a)	(0.02)		0.17		0.31		0.20		0.13		0.02		(0.03)
Net realized and unrealized gain on investments	-		(0.00	)(b)	-		-		(0.00	)(b)	-		-

Total from investment operations	(0.02)		0.17		0.31		0.20		0.13		0.02		(0.03)

Distributions to shareholders from:
Net investment income	-		(0.17)		(0.31)		(0.20)		(0.13)		(0.02)		-
Return of capital	-		-		-		-		(0.00	)(b)	(0.00	)(b)	(0.00	)(b)

Total distributions	-		(0.17)		(0.31)		(0.20)		(0.13)		(0.02)		(0.00	)(b)

Net asset value at end of period	$24.91		$24.93		$24.93		$24.93		$24.93		$24.93		$24.93

Market price at end of period(c)	$24.90		$24.93		$24.96		$24.93		$24.93		$24.91		$24.93

Net Asset Value Total Return(d)	(0.08)%		0.69%		1.26%		0.82%		0.51%		0.07%		(0.12)%
Market Price Total Return(d)	(0.12)%		0.58%		1.38%		0.82%		0.59%		(0.01)%		(0.16)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$47,323		$49,855		$57,338		$62,327		$83,512		$59,831		$81,010
Ratio to average net assets of:
Expenses	0.25	%(e)	0.25%		0.26	%(f)	0.25	%(e)	0.25%		0.25%		0.25%
Net investment income (loss)	(0.17	)%(e)	0.70%		1.25	%(f)	0.98	%(e)	0.51%		0.06%		(0.15)%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2021

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco 1-30 Laddered Treasury ETF (PLW)	“1-30 Laddered Treasury ETF”

Invesco California AMT-Free Municipal Bond ETF (PWZ)	“California AMT-Free Municipal Bond ETF”
Invesco CEF Income Composite ETF (PCEF)	“CEF Income Composite ETF”

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)	“Fundamental High Yield® Corporate Bond ETF”
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	“Fundamental Investment Grade Corporate Bond ETF”

Invesco National AMT-Free Municipal Bond ETF (PZA)	“National AMT-Free Municipal Bond ETF”
Invesco New York AMT-Free Municipal Bond ETF (PZT)	“New York AMT-Free Municipal Bond ETF”

Invesco Preferred ETF (PGX)	“Preferred ETF”
Invesco Taxable Municipal Bond ETF (BAB)	“Taxable Municipal Bond ETF”

Invesco Treasury Collateral ETF (CLTL)	“Treasury Collateral ETF”
Invesco Variable Rate Preferred ETF (VRP)	“Variable Rate Preferred ETF”

Invesco VRDO Tax-Free Weekly ETF (PVI)	“VRDO Tax-Free Weekly ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of 1-30 Laddered Treasury ETF, which are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units of 1-30 Laddered Treasury ETF, CEF Income Composite ETF, Fundamental High Yield® Corporate Bond ETF, Fundamental Investment Grade Corporate Bond ETF, Preferred ETF, Treasury Collateral ETF and Variable Rate Preferred ETF are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units of California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, Taxable Municipal Bond ETF and VRDO Tax-Free Weekly ETF are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

To provide enhanced daily liquidity, Treasury Collateral ETF determines its NAV twice each day, at 12:00 p.m. ET and 4:00 p.m. ET. The Fund provides same-day settlement for creation/redemption trades in the primary market for any trades placed before the initial daily NAV strike.

CEF Income Composite ETF is a “fund of funds,” in that it invests in other funds (“Underlying Funds”). Each Underlying Fund’s accounting policies are outlined in that Underlying Fund’s financial statements and are publicly available.

98

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
1-30 Laddered Treasury ETF	Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index

California AMT-Free Municipal Bond ETF	ICE BofAML California Long-Term Core Plus Municipal Securities Index
CEF Income Composite ETF	S-Network Composite Closed-End Fund IndexSM

Fundamental High Yield® Corporate Bond ETF	RAFI® Bonds U.S. High Yield 1-10 Index
Fundamental Investment Grade Corporate Bond ETF	RAFI® Bonds U.S. Investment Grade 1-10 Index

National AMT-Free Municipal Bond ETF	ICE BofAML National Long-Term Core Plus Municipal Securities Index
New York AMT-Free Municipal Bond ETF	ICE BofAML New York Long-Term Core Plus Municipal Securities Index

Preferred ETF	ICE BofAML Core Plus Fixed Rate Preferred Securities Index
Taxable Municipal Bond ETF	ICE BofAML US Taxable Municipal Securities Plus Index

Treasury Collateral ETF	ICE U.S. Treasury Short Bond Index
Variable Rate Preferred ETF	Wells Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index

VRDO Tax-Free Weekly ETF	Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A. Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value

99

will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

ADR and GDR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs.

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Changing Global Fixed-Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds rates at, near or below zero. In recent years, the FRB and other foreign central banks began “tapering” their quantitative easing programs, leading to fluctuations in the Federal Funds Rate and equivalent foreign rates. However, in response to the impact of the COVID-19 pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of quantitative easing. Because there is little precedent for this situation, it is difficult to predict the impact of these rate changes or any future rate changes on various markets. Any additional changes to the monetary policy by the FRB or other regulatory actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover rate and a Fund’s transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Fund of Funds Risk. Because CEF Income Composite ETF invests primarily in other funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise its Underlying Index. In addition, at times, certain of the segments of the market represented by Underlying Funds in which the Fund invests may be out of favor and underperform other segments. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, while continuing to pay its own unitary management fee. As a result, shareholders will absorb duplicate levels of fees with respect to investments in the Underlying Funds. In addition, at times certain segments of the market represented by constituent Underlying Funds in its Underlying Index may be out of favor and underperform other segments.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

LIBOR Risk. Certain Funds may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority

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announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Mortgage-Backed and Asset-Backed Securities Risk. For certain Funds, investments in mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value. In addition, TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction and counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund’s returns.

Municipal Insurance Risk. A portion of the municipal securities that certain Funds hold may be covered by insurance that guarantees the bond’s scheduled payment of interest and repayment of principal. Municipal security insurance does not insure against market fluctuations or fluctuations in a Fund’s Share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Municipal Securities Risk. Certain Funds invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Non-Diversified Fund Risk. Because California AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, Preferred ETF and Variable Rate Preferred ETF are non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Not a Money Market Fund. Treasury Collateral ETF is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund’s investments may be more susceptible than a money market fund’s investments to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund’s investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, and it is possible for the Fund to lose money. The Fund does not seek to maintain a stable NAV of $1.00 per share.

Preferred Stock Risk. With respect to certain Funds, preferred stock is subject to issuer-specific and overall market risks that are generally applicable to equity securities as a whole; however, there are special risks associated with investing in preferred stock. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally provides no voting rights with respect to the issuer. Preferred stock also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, meaning that an issuer’s preferred stock generally pays dividends only after the issuer makes required payments to holders of its bonds and other debt. This subjects preferred stock to a greater risk of non-payment than more senior securities. Because of the subordinated position of preferred stock in an issuer’s capital structure, the ability to defer dividend or interest payments for extended periods of time without triggering an event of default for the issuer, and certain other features, its quality and value are heavily dependent on the profitability and cash flows of the issuer rather than

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on any legal claims to specific assets. Also, in certain circumstances, an issuer of a preferred stock may call or redeem it prior to a specified date or may convert it to common stock, all of which may negatively impact its return.

Risks of Investing in Closed-End Funds. For CEF Income Composite ETF, the shares of closed-end funds may trade at a discount or premium to, or at, their NAV. To the extent that the Fund invests a portion of its assets in closed-end funds, those assets will be subject to the risks of the closed-end fund’s portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the closed-end fund. The securities of closed-end funds in which the Fund may invest may be leveraged. As a result, the Fund may be exposed indirectly to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tax Risk. There is no guarantee that the income from certain Funds will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after a Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by a Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

U.S. Government Obligation Risk. Certain Funds may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the

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Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to Invesco Advisers, Inc. (the “Sub-Adviser”) for Treasury Collateral ETF and, for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general

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indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services, and for Treasury Collateral ETF, the oversight of the Sub-Adviser.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the

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election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
1-30 Laddered Treasury ETF	0.25%

California AMT-Free Municipal Bond ETF	0.28%
CEF Income Composite ETF	0.50%

Fundamental High Yield® Corporate Bond ETF	0.50%
Fundamental Investment Grade Corporate Bond ETF	0.22%

National AMT-Free Municipal Bond ETF	0.28%
New York AMT-Free Municipal Bond ETF	0.28%

Preferred ETF	0.50%
Taxable Municipal Bond ETF	0.28%

Treasury Collateral ETF	0.08%
Variable Rate Preferred ETF	0.50%

VRDO Tax-Free Weekly ETF	0.25%

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2021, the Adviser waived fees for each Fund in the following amounts:

1-30 Laddered Treasury ETF	$37

California AMT-Free Municipal Bond ETF	-

CEF Income Composite ETF	277

Fundamental High Yield® Corporate Bond ETF	2,132

Fundamental Investment Grade Corporate Bond ETF	100

National AMT-Free Municipal Bond ETF	-

New York AMT-Free Municipal Bond ETF	-

Preferred ETF	27,851

Taxable Municipal Bond ETF	46,252

Treasury Collateral ETF	33

Variable Rate Preferred ETF	1,691

VRDO Tax-Free Weekly ETF	-

For Treasury Collateral ETF, the Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

1-30 Laddered Treasury ETF	Nasdaq, Inc.

California AMT-Free Municipal Bond ETF	Merrill Lynch, Pierce, Fenner & Smith Inc.

CEF Income Composite ETF	S-Network Global Indexes, LLC

Fundamental High Yield® Corporate Bond ETF	Research Affiliates®

Fundamental Investment Grade Corporate Bond ETF	Research Affiliates®

National AMT-Free Municipal Bond ETF	Merrill Lynch, Pierce, Fenner & Smith Inc.

New York AMT-Free Municipal Bond ETF	Merrill Lynch, Pierce, Fenner & Smith Inc.

Preferred ETF	Merrill Lynch, Pierce, Fenner & Smith Inc.

Taxable Municipal Bond ETF	Merrill Lynch, Pierce, Fenner & Smith Inc.

Treasury Collateral ETF	Interactive Data Pricing and Reference Data LLC

Variable Rate Preferred ETF	Wells Fargo & Company

VRDO Tax-Free Weekly ETF	Bloomberg Finance L.P.

106

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 28, 2021, the following Fund incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Fund, as listed below:

CEF Income Composite ETF	$1,021

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021, for each Fund, (except for 1-30 Laddered Treasury ETF, California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, Treasury Collateral ETF, and VRDO Tax-Free Weekly ETF). As of February 28, 2021, all of the securities in 1-30 Laddered Treasury ETF, California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, Treasury Collateral ETF, and VRDO Tax-Free Weekly ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

CEF Income Composite ETF

Investments in Securities

Closed-End Funds	$806,587,818	$-	$-	$806,587,818

Money Market Funds	-	18,041,878	-	18,041,878

Total Investments	$806,587,818	$18,041,878	$-	$824,629,696

Fundamental High Yield® Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$712,860,334	$-	$712,860,334

Money Market Funds	6,150,808	44,744,075	-	50,894,883

Total Investments	$6,150,808	$757,604,409	$-	$763,755,217

Fundamental Investment Grade Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$52,270,672	$-	$52,270,672

Money Market Funds	82,675	859,890	-	942,565

Total Investments	$82,675	$53,130,562	$-	$53,213,237

107

	Level 1	Level 2	Level 3	Total

Preferred ETF

Investments in Securities

Preferred Stocks	$6,755,279,837	$-	$-	$6,755,279,837

Money Market Funds	-	134,155,074	-	134,155,074

Total Investments	$6,755,279,837	$134,155,074	$-	$6,889,434,911

Taxable Municipal Bond ETF

Investments in Securities

Municipal Obligations	$-	$2,221,575,892	$-	$2,242,357,197

U.S. Dollar Denominated Bonds & Notes	-	48,991,924	-	48,991,924

Money Market Funds	81,455,124	-	-	81,455,124

Total Investments	$81,455,124	$2,270,567,816	$-	$2,372,804,245

Variable Rate Preferred ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$1,019,179,474	$-	$1,019,179,474

Preferred Stocks	383,250,769	115,592,226	-	498,842,995

Money Market Funds	-	94,707,484	-	94,707,484

Total Investments	$383,250,769	$1,229,479,184	$-	$1,612,729,953

NOTE 5–Tax Information

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for each Fund as of August 31, 2020:

	No expiration
	Short-Term	Long-Term	Total*

1-30 Laddered Treasury ETF	$255,727	$-	$255,727

California AMT-Free Municipal Bond ETF	249,270	311,226	560,496

CEF Income Composite ETF	5,755,745	27,360,988	33,116,733

Fundamental High Yield® Corporate Bond ETF	18,137,887	25,870,822	44,008,709

Fundamental Investment Grade Corporate Bond ETF	-	-	-

National AMT-Free Municipal Bond ETF	7,456,076	2,592,513	10,048,589

New York AMT-Free Municipal Bond ETF	292,856	141,064	433,920

Preferred ETF	24,366,783	121,527,914	145,894,697

Taxable Municipal Bond ETF	1,759,440	1,647,926	3,407,366

Treasury Collateral ETF	---

Variable Rate Preferred ETF	6,828,588	21,773,992	28,602,580

VRDO Tax-Free Weekly ETF	1-		1

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended February 28, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

1-30 Laddered Treasury ETF	$-	$-

California AMT-Free Municipal Bond ETF	29,222,225	10,318,250

CEF Income Composite ETF	115,326,638	114,588,677

Fundamental High Yield® Corporate Bond ETF	139,498,964	145,965,068

Fundamental Investment Grade Corporate Bond ETF	7,835,487	8,516,686

National AMT-Free Municipal Bond ETF	170,800,248	117,385,433

108

	Purchases	Sales

New York AMT-Free Municipal Bond ETF	$20,470,585	$8,486,880

Preferred ETF	747,533,156	682,437,275

Taxable Municipal Bond ETF	476,987,611	68,310,279

Treasury Collateral ETF	-	-

Variable Rate Preferred ETF	108,359,147	75,782,925

VRDO Tax-Free Weekly ETF	-	-

For the six months ended February 28, 2021, the cost of securities purchased and proceeds from sales of U.S. Treasury obligations (other than short-term securities, money market funds and in-kind transactions), for the 1-30 Laddered Treasury ETF amounted to $5,054,959 and $4,300,559, respectively and for the Treasury Collateral ETF amounted to $0 and $0, respectively.

For the six months ended February 28, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Cost of	Value of
	Securities	Securities
	Received	Delivered

1-30 Laddered Treasury ETF	$13,489,295	$99,874,529

California AMT-Free Municipal Bond ETF	-	-

CEF Income Composite ETF	22,200,830	29,622,338

Fundamental High Yield® Corporate Bond ETF	158,268,594	199,035,488

Fundamental Investment Grade Corporate Bond ETF	1,363,775	10,402,892

National AMT-Free Municipal Bond ETF	-	487,642,143

New York AMT-Free Municipal Bond ETF	-	-

Preferred ETF	800,308,296	212,236,935

Taxable Municipal Bond ETF	-	12,942,590

Treasury Collateral ETF	-	-

Variable Rate Preferred ETF	15,907,582	23,313,304

VRDO Tax-Free Weekly ETF	-	-

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At February 28, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

1-30 Laddered Treasury ETF	$591,402	$(9,964,039)	$(9,372,637)	$112,557,160

California AMT-Free Municipal Bond ETF	27,531,066	(1,438,817)	26,092,249	429,646,745

CEF Income Composite ETF	63,747,397	(37,177,050)	26,570,347	798,059,349

Fundamental High Yield® Corporate Bond ETF	30,279,566	(4,187,399)	26,092,167	737,663,050

Fundamental Investment Grade Corporate Bond ETF	2,495,678	(184,965)	2,310,713	50,902,524

National AMT-Free Municipal Bond ETF	107,403,366	(11,590,762)	95,812,604	2,072,402,053

New York AMT-Free Municipal Bond ETF	4,914,287	(486,098)	4,428,189	102,247,615

Preferred ETF	70,017,471	(113,378,537)	(43,361,066)	6,932,795,977

Taxable Municipal Bond ETF	144,649,661	(12,332,358)	132,317,303	2,240,486,942

Treasury Collateral ETF	158,427	(4,118)	154,309	728,464,590

Variable Rate Preferred ETF	40,340,704	(31,548,378)	8,792,326	1,603,937,627

VRDO Tax-Free Weekly ETF	-	-	-	46,610,000

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee

109

are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For 1-30 Laddered Treasury ETF, CEF Income Composite ETF, Fundamental High Yield® Corporate Bond ETF, Fundamental Investment Grade Corporate Bond ETF, Preferred ETF, Treasury Collateral ETF and Variable Rate Preferred ETF, such transactions are generally in exchange for Deposit Securities. However, for such Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. For California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, Taxable Municipal Bond ETF and VRDO Tax-Free Weekly ETF, such transactions are principally in exchange for the deposit or delivery of cash.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 10–Subsequent Event

Effective at the close of markets on March 24, 2021, for Invesco VRDO Tax-Free Weekly ETF, the Fund’s name, underlying index, index provider, investment objective and principal investment strategy changed. The Fund’s name changed to Invesco VRDO Tax-Free ETF, the underlying index changed to ICE US Municipal AMT-Free VRDO Constrained Index (the “New Underlying Index”), the index provider changed to ICE Data Indices, LLC, the investment objective changed to track the investment results (before fees and expenses) of the New Underlying Index, and the principal investment strategy changed to generally invest at least 80% of its total assets in components of the New Underlying Index.

Effective at the close of markets on June 30, 2021, for Invesco Variable Rate Preferred ETF, the Fund’s underlying index, index provider, investment objective and principal investment strategy will change. The Fund’s underlying index will change to ICE Variable Rate Preferred & Hybrid Securities Index (the “New Underlying Index”), the index provider will change to ICE Data Indices, LLC, the investment objective will change to track the investment results (before fees and expenses) of the New Underlying Index, and the principal investment strategy will change to generally invest at least 90% of its total assets in the components of the New Underlying Index.

110

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2021.

In addition to the fees and expenses which the Invesco CEF Income Composite ETF, Invesco Preferred ETF and Taxable Municipal Bond ETF (collectively the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2020	February 28, 2021	Six-Month Period	Six-Month Period(1)
Invesco 1-30 Laddered Treasury ETF (PLW)

Actual	$1,000.00	$922.00	0.25%	$1.19
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Invesco California AMT-Free Municipal Bond ETF (PWZ)

Actual	1,000.00	1,005.30	0.28	1.39
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40

111

Calculating your ongoing Fund expenses–(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	September 1, 2020	February 28, 2021	Six-Month Period	Six-Month Period(1)
Invesco CEF Income Composite ETF (PCEF)

Actual	$1,000.00	$1,119.20	0.50%	$2.63
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

Actual	1,000.00	1,042.90	0.50	2.53
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

Actual	1,000.00	997.80	0.22	1.09
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.22	1.10
Invesco National AMT-Free Municipal Bond ETF (PZA)

Actual	1,000.00	1,006.20	0.28	1.39
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40
Invesco New York AMT-Free Municipal Bond ETF (PZT)

Actual	1,000.00	1,010.90	0.28	1.40
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40
Invesco Preferred ETF (PGX)

Actual	1,000.00	1,007.00	0.50	2.49
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Invesco Taxable Municipal Bond ETF (BAB)

Actual	1,000.00	994.90	0.28	1.38
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40
Invesco Treasury Collateral ETF (CLTL)

Actual	1,000.00	1,000.40	0.08	0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.08	0.40
Invesco Variable Rate Preferred ETF (VRP)

Actual	1,000.00	1,049.10	0.50	2.54
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Invesco VRDO Tax-Free Weekly ETF (PVI)

Actual	1,000.00	999.20	0.25	1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

112

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TRST2-FINC-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 28, 2021

USEQ	Invesco Russell 1000 Enhanced Equal Weight ETF

EQAL	Invesco Russell 1000 Equal Weight ETF

USLB	Invesco Russell 1000 Low Beta Equal Weight ETF

SPVU	Invesco S&P 500 Enhanced Value ETF

XRLV	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF

SPHB	Invesco S&P 500® High Beta ETF

SPHD	Invesco S&P 500® High Dividend Low Volatility ETF

SPLV	Invesco S&P 500® Low Volatility ETF

SPMV	Invesco S&P 500 Minimum Variance ETF

SPMO	Invesco S&P 500 Momentum ETF

XMLV	Invesco S&P MidCap Low Volatility ETF

XSHD	Invesco S&P SmallCap High Dividend Low Volatility ETF

XSLV	Invesco S&P SmallCap Low Volatility ETF

XSHQ	Invesco S&P SmallCap Quality ETF

2

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-3.68%
Activision Blizzard, Inc.	31	$2,964
Alphabet, Inc., Class A(b)	1	2,022
Alphabet, Inc., Class C(b)	1	2,037
Altice USA, Inc., Class A(b)	72	2,420
AT&T, Inc.	85	2,371
Cable One, Inc.	1	1,915
Charter Communications, Inc., Class A(b)	3	1,840
Comcast Corp., Class A	49	2,583
DISH Network Corp., Class A(b)	67	2,111
Electronic Arts, Inc.	19	2,545
Facebook, Inc., Class A(b)	9	2,319
Interpublic Group of Cos., Inc. (The)	106	2,769
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	19	844
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	41	1,809
Lumen Technologies, Inc.	233	2,864
New York Times Co. (The), Class A	55	2,814
Nexstar Media Group, Inc., Class A	23	3,164
Sirius XM Holdings, Inc.(c)	381	2,229
Take-Two Interactive Software, Inc.(b)	14	2,582
T-Mobile US, Inc.(b)	19	2,279
United States Cellular Corp.(b)	80	2,354
Verizon Communications, Inc.	40	2,212
ViacomCBS, Inc., Class A	66	4,241
ViacomCBS, Inc., Class B.	69	4,450

		59,738

Consumer Discretionary-10.89%
Advance Auto Parts, Inc.	17	2,726
Aptiv PLC	20	2,997
AutoNation, Inc.(b)	38	2,851
AutoZone, Inc.(b)	2	2,320
Best Buy Co., Inc.	23	2,308
Booking Holdings, Inc.(b)	1	2,328
BorgWarner, Inc.	63	2,835
Bright Horizons Family Solutions, Inc.(b)	15	2,395
Brunswick Corp.	34	3,005
CarMax, Inc.(b)	26	3,107
Carter’s, Inc.	27	2,254
Choice Hotels International, Inc.	24	2,517
Columbia Sportswear Co.	29	2,989
D.R. Horton, Inc.	35	2,690
Dick’s Sporting Goods, Inc.	44	3,140
Dollar General Corp.	11	2,079
Dollar Tree, Inc.(b)	22	2,160
Domino’s Pizza, Inc.	7	2,426
eBay, Inc.	48	2,708
Five Below, Inc.(b)	16	2,978
Floor & Decor Holdings, Inc., Class A(b)	31	2,948
Foot Locker, Inc.	63	3,030
frontdoor, inc.(b)	53	2,776
Garmin Ltd.	21	2,604
General Motors Co.	56	2,874
Gentex Corp.	75	2,653
Grand Canyon Education, Inc.(b)	30	3,141
H&R Block, Inc.	134	2,577
Hanesbrands, Inc.	175	3,096
Harley-Davidson, Inc.	62	2,212

	Shares	Value
Consumer Discretionary-(continued)
Hasbro, Inc.	26	$2,436
Home Depot, Inc. (The)	9	2,325
Lear Corp.	17	2,824
Leggett & Platt, Inc.	57	2,466
Lennar Corp., Class A	33	2,738
Lennar Corp., Class B	2	132
LKQ Corp.(b)	69	2,718
Lowe’s Cos., Inc.	16	2,556
Marriott International, Inc., Class A	19	2,813
McDonald’s Corp.	12	2,474
Mohawk Industries, Inc.(b)	20	3,500
NVR, Inc.(b)	1	4,501
Ollie’s Bargain Outlet Holdings, Inc.(b)	29	2,398
O’Reilly Automotive, Inc.(b)	5	2,237
Penske Automotive Group, Inc.	43	2,923
Planet Fitness, Inc., Class A(b)	33	2,841
Polaris, Inc.	25	2,944
Pool Corp.	8	2,678
PulteGroup, Inc.	60	2,707
Qurate Retail, Inc., Class A	240	2,981
Ross Stores, Inc.	22	2,566
Service Corp. International	50	2,388
Target Corp.	14	2,568
Tempur Sealy International, Inc.	101	3,374
Terminix Global Holdings, Inc.(b)	50	2,250
Thor Industries, Inc.	26	3,044
TJX Cos., Inc. (The)	38	2,508
Toll Brothers, Inc.	55	2,938
Tractor Supply Co.	18	2,861
Ulta Beauty, Inc.(b)	9	2,901
Vail Resorts, Inc.	9	2,783
Wendy’s Co. (The)	114	2,329
Whirlpool Corp.	13	2,471
Williams-Sonoma, Inc.	22	2,888
Yum China Holdings, Inc. (China)	43	2,573
Yum! Brands, Inc.	23	2,381

		176,739

Consumer Staples-5.89%
Altria Group, Inc.	61	2,660
Archer-Daniels-Midland Co.	50	2,829
Brown-Forman Corp., Class A	7	466
Brown-Forman Corp., Class B	25	1,789
Campbell Soup Co.	50	2,274
Casey’s General Stores, Inc.	13	2,625
Church & Dwight Co., Inc.	29	2,284
Clorox Co. (The)	12	2,173
Coca-Cola Co. (The)	48	2,351
Colgate-Palmolive Co.	29	2,181
Conagra Brands, Inc.	70	2,375
Constellation Brands, Inc., Class A	12	2,570
Costco Wholesale Corp.	7	2,317
Estee Lauder Cos., Inc. (The), Class A	10	2,859
Flowers Foods, Inc.	112	2,436
General Mills, Inc.	42	2,310
Grocery Outlet Holding Corp.(b)	67	2,411
Hain Celestial Group, Inc. (The)(b)	68	2,868
Herbalife Nutrition Ltd.(b)	51	2,294

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Hershey Co. (The)	17	$2,476
Hormel Foods Corp.	53	2,458
Ingredion, Inc.	32	2,886
JM Smucker Co. (The)	21	2,352
Kellogg Co.	40	2,308
Keurig Dr Pepper, Inc.	81	2,472
Kimberly-Clark Corp.	18	2,310
Kroger Co. (The)	76	2,448
Lamb Weston Holdings, Inc.	34	2,712
McCormick & Co., Inc.	27	2,276
Molson Coors Beverage Co., Class B	54	2,400
Mondelez International, Inc., Class A	42	2,233
Monster Beverage Corp.(b)	29	2,544
Nu Skin Enterprises, Inc., Class A	49	2,508
PepsiCo, Inc.	17	2,196
Philip Morris International, Inc.	31	2,605
Post Holdings, Inc.(b)	27	2,594
Procter & Gamble Co. (The)	18	2,224
Spectrum Brands Holdings, Inc.	38	2,947
Sprouts Farmers Market, Inc.(b)	119	2,512
Walmart, Inc.	16	2,079

		95,612

Energy-1.02%
Cabot Oil & Gas Corp.	144	2,665
Cheniere Energy, Inc.(b)	44	2,965
Equitrans Midstream Corp.	303	2,191
Kinder Morgan, Inc.	172	2,528
Pioneer Natural Resources Co.	24	3,566
Williams Cos., Inc. (The)	113	2,581

		16,496

Financials-19.16%
Affiliated Managers Group, Inc.	27	3,779
Aflac, Inc.	55	2,634
Allstate Corp. (The)	24	2,558
Ally Financial, Inc.	79	3,278
American Express Co.	20	2,705
American Financial Group, Inc.	27	2,881
Ameriprise Financial, Inc.	13	2,876
Aon PLC, Class A	12	2,733
Arch Capital Group Ltd.(b)	76	2,722
Arthur J. Gallagher & Co.	21	2,516
Assurant, Inc.	19	2,341
Athene Holding Ltd., Class A(b)	53	2,416
Bank of America Corp.	85	2,950
Bank of Hawaii Corp.	31	2,713
Bank of New York Mellon Corp. (The)	61	2,572
Bank OZK.	86	3,545
Berkshire Hathaway, Inc., Class B(b)	11	2,646
BlackRock, Inc.	3	2,084
BOK Financial Corp.	36	3,098
Brown & Brown, Inc.	55	2,525
Cboe Global Markets, Inc.	27	2,672
Charles Schwab Corp. (The)	49	3,024
Chubb Ltd.	16	2,601
Cincinnati Financial Corp.	31	3,034
Citizens Financial Group, Inc.	71	3,084
CME Group, Inc., Class A	14	2,796
CNA Financial Corp.	70	2,978
Commerce Bancshares, Inc.	39	2,887

	Shares	Value
Financials-(continued)
Cullen/Frost Bankers, Inc.	29	$3,028
Discover Financial Services	30	2,822
East West Bancorp, Inc.	55	3,969
Erie Indemnity Co., Class A	11	2,663
Evercore, Inc., Class A	27	3,234
Everest Re Group Ltd.	11	2,660
FactSet Research Systems, Inc.	7	2,127
Fidelity National Financial, Inc.	67	2,565
Fifth Third Bancorp	93	3,226
First American Financial Corp.	52	2,732
First Citizens BancShares, Inc., Class A	5	3,689
First Hawaiian, Inc.	110	3,068
First Republic Bank.	19	3,130
Franklin Resources, Inc.	112	2,931
Globe Life, Inc.	26	2,428
Goldman Sachs Group, Inc. (The)	11	3,514
Hanover Insurance Group, Inc. (The)	22	2,538
Hartford Financial Services Group, Inc. (The)	54	2,737
Huntington Bancshares, Inc.(c)	191	2,930
Interactive Brokers Group, Inc., Class A	46	3,330
Intercontinental Exchange, Inc.	23	2,537
Invesco Ltd., (Acquired 12/18/2020; Cost $2,566)(d)(e)	147	3,296
Jefferies Financial Group, Inc.	107	3,107
JPMorgan Chase & Co.	20	2,943
Kemper Corp.	33	2,495
KeyCorp.	154	3,102
Lazard Ltd., Class A.	64	2,476
Lincoln National Corp.	48	2,730
LPL Financial Holdings, Inc.	26	3,420
Markel Corp.(b)	3	3,266
Marsh & McLennan Cos., Inc.	21	2,420
Mercury General Corp.	55	3,212
MetLife, Inc.	51	2,938
MGIC Investment Corp.	206	2,509
Moody’s Corp.	9	2,474
Morgan Stanley	61	4,689
Morningstar, Inc.	12	2,691
Nasdaq, Inc.	19	2,628
New York Community Bancorp, Inc.	246	3,004
Northern Trust Corp.	26	2,473
Old Republic International Corp.	134	2,590
OneMain Holdings, Inc.	62	2,908
People’s United Financial, Inc.	190	3,409
Pinnacle Financial Partners, Inc.	43	3,490
PNC Financial Services Group, Inc. (The)	17	2,862
Popular, Inc.	50	3,341
Primerica, Inc.	18	2,542
Principal Financial Group, Inc.	48	2,716
Progressive Corp. (The)	27	2,321
Prosperity Bancshares, Inc.	38	2,792
Raymond James Financial, Inc.	26	3,035
Regions Financial Corp.	155	3,198
RenaissanceRe Holdings Ltd. (Bermuda)	15	2,505
S&P Global, Inc.	8	2,635
Santander Consumer USA Holdings, Inc.	104	2,600
SEI Investments Co.	46	2,576
Signature Bank	20	4,367
SLM Corp.	215	3,395
Starwood Property Trust, Inc.	131	2,991

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Financials-(continued)
State Street Corp.	34	$2,474
Sterling Bancorp	150	3,275
SVB Financial Group(b)	7	3,538
Synovus Financial Corp.	76	3,216
T. Rowe Price Group, Inc.	17	2,756
TCF Financial Corp.	72	3,227
TFS Financial Corp.	140	2,734
Tradeweb Markets, Inc., Class A	41	2,984
Travelers Cos., Inc. (The)	18	2,619
Truist Financial Corp.	52	2,962
Unum Group	107	2,833
Virtu Financial, Inc., Class A	106	2,891
W.R. Berkley Corp.	37	2,565
Webster Financial Corp.	63	3,485
Western Alliance Bancorporation	46	4,209
White Mountains Insurance Group Ltd.	3	3,585
Willis Towers Watson PLC	12	2,648
Wintrust Financial Corp.	43	3,167
Zions Bancorporation N.A	60	3,190

		311,010

Health Care-10.28%
Abbott Laboratories.	23	2,755
AbbVie, Inc.	23	2,478
Acadia Healthcare Co., Inc.(b)	58	3,204
Agilent Technologies, Inc.	22	2,686
Alexion Pharmaceuticals, Inc.(b)	20	3,055
Amedisys, Inc.(b)	10	2,536
Amgen, Inc.	11	2,474
Anthem, Inc.	8	2,426
Baxter International, Inc.	33	2,564
Bio-Rad Laboratories, Inc., Class A(b)	5	2,922
Bruker Corp.	47	2,866
Cardinal Health, Inc.	44	2,267
Catalent, Inc.(b)	27	3,070
Centene Corp.(b)	39	2,283
Cerner Corp.	33	2,282
Charles River Laboratories International, Inc.(b)	11	3,148
Chemed Corp.	5	2,226
Cigna Corp.	12	2,519
Cooper Cos., Inc. (The)	7	2,703
CVS Health Corp.	35	2,385
Danaher Corp.	11	2,416
DaVita, Inc.(b)	23	2,349
Edwards Lifesciences Corp.(b)	29	2,410
Eli Lilly and Co.	17	3,483
Encompass Health Corp.	31	2,494
Exelixis, Inc.(b)	128	2,772
Gilead Sciences, Inc.	40	2,456
Globus Medical, Inc., Class A(b)	41	2,562
Haemonetics Corp.(b)	22	2,783
HCA Healthcare, Inc.	16	2,752
Henry Schein, Inc.(b)	38	2,350
Hologic, Inc.(b)	35	2,523
Horizon Therapeutics PLC(b)	35	3,182
Humana, Inc.	6	2,278
ICU Medical, Inc.(b)	13	2,697
Illumina, Inc.(b)	7	3,076
Integra LifeSciences Holdings Corp.(b)	45	3,075
IQVIA Holdings, Inc.(b)	15	2,892

	Shares	Value
Health Care-(continued)
Jazz Pharmaceuticals PLC(b)	17	$2,857
Johnson & Johnson	17	2,694
Laboratory Corp. of America Holdings(b)	13	3,119
McKesson Corp.	14	2,373
Medtronic PLC	22	2,573
Merck & Co., Inc.	30	2,179
Mettler-Toledo International, Inc.(b)	2	2,232
Molina Healthcare, Inc.(b)	12	2,601
PerkinElmer, Inc.	18	2,270
Pfizer, Inc.	60	2,009
PRA Health Sciences, Inc.(b)	22	3,243
Premier, Inc., Class A	71	2,401
Quest Diagnostics, Inc.	20	2,312
Regeneron Pharmaceuticals, Inc.(b)	5	2,253
ResMed, Inc.	12	2,313
STERIS PLC	13	2,272
Stryker Corp.	11	2,670
Syneos Health, Inc.(b)	39	3,017
Teleflex, Inc.	7	2,787
Thermo Fisher Scientific, Inc.	5	2,250
UnitedHealth Group, Inc.	7	2,326
Universal Health Services, Inc., Class B	19	2,381
Varian Medical Systems, Inc.(b)	14	2,454
Vertex Pharmaceuticals, Inc.(b)	11	2,338
Waters Corp.(b)	11	3,013
Zoetis, Inc.	16	2,484

		166,820

Industrials-16.23%
3M Co.	14	2,451
A.O. Smith Corp.	45	2,672
AGCO Corp.	27	3,496
Allegion PLC	22	2,393
AMERCO	6	3,448
AMETEK, Inc.	21	2,477
Booz Allen Hamilton Holding Corp.	28	2,160
BWX Technologies, Inc.	43	2,494
C.H. Robinson Worldwide, Inc.	27	2,453
CACI International, Inc., Class A(b)	10	2,213
Carlisle Cos., Inc.	17	2,469
Caterpillar, Inc.	14	3,022
Cintas Corp.	7	2,270
Clean Harbors, Inc.(b)	34	2,895
Copart, Inc.(b)	22	2,402
CoreLogic, Inc.	32	2,709
CSX Corp.	27	2,472
Cummins, Inc.	11	2,785
Deere & Co.	9	3,142
Donaldson Co., Inc.	46	2,710
Dover Corp.	20	2,465
Eaton Corp. PLC	21	2,734
Emerson Electric Co.	33	2,835
Expeditors International of Washington, Inc.	28	2,572
Fastenal Co.	53	2,458
FedEx Corp.	9	2,290
Fortive Corp.	35	2,304
Fortune Brands Home & Security, Inc.	31	2,577
FTI Consulting, Inc.(b)	24	2,749
Gates Industrial Corp. PLC(b)	187	2,805
Generac Holdings, Inc.(b)	12	3,955

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
General Dynamics Corp.	16	$2,616
General Electric Co.	235	2,947
Graco, Inc.	37	2,566
HEICO Corp.	7	880
HEICO Corp., Class A	13	1,505
Honeywell International, Inc.	12	2,428
Howmet Aerospace, Inc.(b)	103	2,895
Hubbell, Inc.	16	2,840
IAA, Inc.(b)	42	2,462
IDEX Corp.	13	2,537
IHS Markit Ltd.	27	2,434
Illinois Tool Works, Inc.	12	2,426
ITT, Inc.	33	2,738
J.B. Hunt Transport Services, Inc.	18	2,644
Jacobs Engineering Group, Inc.	23	2,647
Johnson Controls International PLC	53	2,957
Kansas City Southern	13	2,760
Knight-Swift Transportation Holdings, Inc.	61	2,635
L3Harris Technologies, Inc.	13	2,365
Landstar System, Inc.	19	3,043
Leidos Holdings, Inc.	24	2,123
Lennox International, Inc.	9	2,518
Lincoln Electric Holdings, Inc.	21	2,480
Lockheed Martin Corp.	7	2,312
ManpowerGroup, Inc.	28	2,644
Masco Corp.	47	2,501
Mercury Systems, Inc.(b)	35	2,288
Middleby Corp. (The)(b)	18	2,635
MSA Safety, Inc.	17	2,737
MSC Industrial Direct Co., Inc., Class A	30	2,584
Nordson Corp.	13	2,501
Norfolk Southern Corp.	10	2,521
Northrop Grumman Corp.	8	2,333
Old Dominion Freight Line, Inc.	12	2,577
Oshkosh Corp.	31	3,286
PACCAR, Inc.	29	2,639
Parker-Hannifin Corp.	9	2,583
Pentair PLC.	48	2,685
Quanta Services, Inc.	36	3,019
Regal Beloit Corp.	21	2,870
Republic Services, Inc.	26	2,316
Robert Half International, Inc.	38	2,956
Rockwell Automation, Inc.	10	2,433
Roper Technologies, Inc.	6	2,266
Schneider National, Inc., Class B	117	2,706
Science Applications International Corp.	26	2,239
Sensata Technologies Holding PLC(b)	50	2,864
Snap-on, Inc.	14	2,844
Stanley Black & Decker, Inc.	14	2,448
Teledyne Technologies, Inc.(b)	7	2,597
Textron, Inc.	53	2,668
Timken Co. (The)	34	2,664
Toro Co. (The)	28	2,822
Trane Technologies PLC	17	2,605
TransDigm Group, Inc.(b)	4	2,307
TransUnion	27	2,274
Trinity Industries, Inc.	111	3,563
Union Pacific Corp.	12	2,472
United Parcel Service, Inc., Class B	15	2,367
United Rentals, Inc.(b)	11	3,271

	Shares	Value
Industrials-(continued)
Univar Solutions, Inc.(b)	135	$2,688
Valmont Industries, Inc.	15	3,548
Verisk Analytics, Inc.	13	2,130
W.W. Grainger, Inc.	6	2,236
Wabtec Corp.	34	2,463
Waste Management, Inc.	21	2,329
Watsco, Inc.	11	2,674
Woodward, Inc.	21	2,399
XPO Logistics, Inc.(b)	22	2,565
Xylem, Inc.	26	2,589

		263,341

Information Technology-12.58%
Accenture PLC, Class A	10	2,509
Akamai Technologies, Inc.(b)	24	2,268
Amdocs Ltd.	38	2,881
Amphenol Corp., Class A	19	2,388
Analog Devices, Inc.	18	2,805
Apple, Inc.	20	2,425
Applied Materials, Inc.	29	3,428
Arista Networks, Inc.(b)	9	2,519
Arrow Electronics, Inc.(b)	27	2,707
Aspen Technology, Inc.(b)	19	2,860
Automatic Data Processing, Inc.	14	2,436
Broadcom, Inc.	6	2,819
Broadridge Financial Solutions, Inc.	17	2,422
Cadence Design Systems, Inc.(b)	21	2,963
CDW Corp.	19	2,981
Ciena Corp.(b)	54	2,817
Cirrus Logic, Inc.(b)	31	2,535
Cisco Systems, Inc.	56	2,513
Citrix Systems, Inc.	19	2,538
Cognizant Technology Solutions Corp., Class A	31	2,278
Corning, Inc.	66	2,524
Dell Technologies, Inc., Class C(b)	35	2,837
Dolby Laboratories, Inc., Class A	27	2,636
Dropbox, Inc., Class A(b)	122	2,750
Entegris, Inc.	27	2,841
F5 Networks, Inc.(b)	15	2,850
Fair Isaac Corp.(b)	5	2,288
Fiserv, Inc.(b)	21	2,423
FleetCor Technologies, Inc.(b)	9	2,496
Fortinet, Inc.(b)	20	3,377
Gartner, Inc.(b)	16	2,865
Genpact Ltd.	60	2,426
HP, Inc.	107	3,100
International Business Machines Corp.	20	2,379
Intuit, Inc.	7	2,731
IPG Photonics Corp.(b)	12	2,728
Jabil, Inc.	64	2,763
Jack Henry & Associates, Inc.	15	2,227
Juniper Networks, Inc.	113	2,631
Keysight Technologies, Inc.(b)	20	2,830
KLA Corp.	9	2,801
Lam Research Corp.	5	2,836
Littelfuse, Inc.	10	2,602
Lumentum Holdings, Inc.(b)	29	2,610
Marvell Technology Group Ltd.	54	2,607
Mastercard, Inc., Class A	7	2,477
Maxim Integrated Products, Inc.	29	2,702

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
Microchip Technology, Inc.	18	$2,747
Micron Technology, Inc.(b)	36	3,295
Microsoft Corp.	11	2,556
MKS Instruments, Inc.	17	2,803
Motorola Solutions, Inc.	15	2,632
National Instruments Corp.	63	2,797
NortonLifeLock, Inc.	132	2,575
ON Semiconductor Corp.(b)	86	3,463
Oracle Corp.	42	2,709
Paychex, Inc.	27	2,459
Qorvo, Inc.(b)	15	2,621
QUALCOMM, Inc.	16	2,179
RealPage, Inc.(b)	36	3,124
Skyworks Solutions, Inc.	17	3,023
SolarWinds Corp.(b)	108	1,749
SS&C Technologies Holdings, Inc.	36	2,386
Switch, Inc., Class A	153	2,653
SYNNEX Corp.	32	2,853
Synopsys, Inc.(b)	11	2,697
Teradyne, Inc.	22	2,829
Texas Instruments, Inc.	15	2,584
Trimble, Inc.(b)	41	3,040
Ubiquiti, Inc.	10	3,189
VeriSign, Inc.(b)	12	2,328
Visa, Inc., Class A	12	2,549
VMware, Inc., Class A(b)(c)	17	2,350
WEX, Inc.(b)	14	2,917
Xilinx, Inc.	17	2,215
Zebra Technologies Corp., Class A(b)	7	3,496

		204,247

Materials-6.85%
Air Products and Chemicals, Inc.	9	2,301
Albemarle Corp.	18	2,830
Amcor PLC	214	2,341
AptarGroup, Inc.	19	2,471
Ardagh Group S.A	138	3,497
Avery Dennison Corp.	16	2,803
Axalta Coating Systems Ltd.(b)	86	2,351
Ball Corp.	26	2,220
Berry Global Group, Inc.(b)	45	2,493
Celanese Corp.	19	2,639
CF Industries Holdings, Inc.	66	2,988
Crown Holdings, Inc.(b)	25	2,389
Eagle Materials, Inc.	26	3,260
Eastman Chemical Co.	25	2,731
Element Solutions, Inc.	175	3,159
FMC Corp.	21	2,135
Graphic Packaging Holding Co.	158	2,507
Huntsman Corp.	100	2,730
International Flavors & Fragrances, Inc.	22	2,981
International Paper Co.	50	2,483
Linde PLC (United Kingdom)	10	2,443
LyondellBasell Industries N.V., Class A	29	2,990
Martin Marietta Materials, Inc.	9	3,032
NewMarket Corp.	7	2,653
Newmont Corp.	42	2,284
Nucor Corp.	45	2,692
Packaging Corp. of America	19	2,508
PPG Industries, Inc.	17	2,292

	Shares	Value
Materials-(continued)
Reliance Steel & Aluminum Co.	21	$2,776
Royal Gold, Inc.	22	2,282
RPM International, Inc.	29	2,310
Scotts Miracle-Gro Co. (The)	15	3,197
Sealed Air Corp.	54	2,263
Sherwin-Williams Co. (The)	3	2,041
Silgan Holdings, Inc.	73	2,742
Sonoco Products Co.	42	2,502
Southern Copper Corp. (Peru)	41	2,925
Steel Dynamics, Inc.	66	2,744
Valvoline, Inc.	111	2,771
Vulcan Materials Co.	18	3,006
W.R. Grace & Co.	44	2,607
Westlake Chemical Corp.(c)	32	2,739

		111,108

Real Estate-9.31%
Alexandria Real Estate Equities, Inc.	15	2,395
American Campus Communities, Inc.	61	2,499
American Homes 4 Rent, Class A	86	2,678
American Tower Corp.	11	2,377
Americold Realty Trust	73	2,558
Apartment Income REIT Corp.	61	2,494
Apartment Investment & Management Co.	61	290
AvalonBay Communities, Inc.	15	2,636
Boston Properties, Inc.	25	2,478
Brandywine Realty Trust	216	2,642
Brixmor Property Group, Inc.	154	3,031
Brookfield Property REIT, Inc., Class A(c)	157	2,747
Camden Property Trust	25	2,604
CBRE Group, Inc., Class A(b)	40	3,031
CoreSite Realty Corp.	20	2,434
Corporate Office Properties Trust	93	2,418
Cousins Properties, Inc.	74	2,482
Crown Castle International Corp.	15	2,336
CubeSmart	77	2,846
Digital Realty Trust, Inc.	19	2,560
Douglas Emmett, Inc.	79	2,587
Duke Realty Corp.	66	2,590
Equity Commonwealth.	93	2,624
Equity LifeStyle Properties, Inc.	42	2,589
Equity Residential.	41	2,682
Essex Property Trust, Inc.	10	2,548
Extra Space Storage, Inc.	22	2,765
First Industrial Realty Trust, Inc.	60	2,563
Gaming and Leisure Properties, Inc.	59	2,620
Healthcare Trust of America, Inc., Class A	96	2,607
Healthpeak Properties, Inc.	84	2,444
Highwoods Properties, Inc.	64	2,557
Hudson Pacific Properties, Inc.	94	2,405
Invitation Homes, Inc.	86	2,506
Iron Mountain, Inc.	89	3,096
JBG SMITH Properties	78	2,476
Jones Lang LaSalle, Inc.(b)	18	3,132
Kilroy Realty Corp.	40	2,538
Kimco Realty Corp.	163	2,988
Lamar Advertising Co., Class A	31	2,684
Life Storage, Inc.	34	2,853
Medical Properties Trust, Inc.	128	2,763
Mid-America Apartment Communities, Inc.	20	2,695

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Real Estate-(continued)
National Retail Properties, Inc.	65	$2,850
Omega Healthcare Investors, Inc.	68	2,526
Prologis, Inc.	25	2,477
Public Storage.	11	2,573
Rayonier, Inc.	88	2,872
Realty Income Corp.	41	2,471
Regency Centers Corp.	51	2,794
Spirit Realty Capital, Inc.	68	2,925
STORE Capital Corp.	79	2,642
UDR, Inc.	63	2,594
Ventas, Inc.	51	2,698
VICI Properties, Inc.	98	2,793
Welltower, Inc.	39	2,648
Weyerhaeuser Co.	86	2,913
WP Carey, Inc.	35	2,399

		151,023

Utilities-4.03%
Alliant Energy Corp.	45	2,077
Ameren Corp.	31	2,178
American Electric Power Co., Inc.	28	2,096
American Water Works Co., Inc.	16	2,270
Atmos Energy Corp.	25	2,115
Avangrid, Inc.	53	2,425
CMS Energy Corp.	41	2,218
Consolidated Edison, Inc.	32	2,101
Dominion Energy, Inc.	31	2,118
DTE Energy Co.	19	2,237
Duke Energy Corp.	27	2,311
Edison International	39	2,106
Entergy Corp.	23	1,997
Essential Utilities, Inc.	52	2,187
Evergy, Inc.	44	2,360
Eversource Energy	28	2,225
Exelon Corp.	60	2,316

	Shares	Value
Utilities-(continued)
Hawaiian Electric Industries, Inc.	69	$2,412
IDACORP, Inc.	27	2,328
MDU Resources Group, Inc.	99	2,782
NextEra Energy, Inc.	34	2,498
Pinnacle West Capital Corp.	30	2,098
PPL Corp.	86	2,252
Public Service Enterprise Group, Inc.	43	2,315
Sempra Energy.	19	2,204
Southern Co. (The)	41	2,326
UGI Corp.	68	2,605
WEC Energy Group, Inc.	26	2,097
Xcel Energy, Inc.	36	2,109

		65,363

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $1,392,805)		1,621,497

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.81%
Invesco Private Government Fund, 0.01%(d)(f)(g)	5,253	5,253
Invesco Private Prime Fund, 0.11%(d)(f)(g)	7,876	7,879

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,132)		13,132

TOTAL INVESTMENTS IN SECURITIES-100.73% (Cost $1,405,937)		1,634,629
OTHER ASSETS LESS LIABILITIES-(0.73)%		(11,840)

NET ASSETS-100.00%		$1,622,789

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Invesco Ltd.	$-	$5,115	$(2,920)	$730	$371	$3,296	$23
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio,
Institutional Class	-	69,578	(69,578)	-	-	-	-
Invesco Premier U.S. Government
Money Portfolio, Institutional Class	210	18,598	(18,808)	-	-	-	-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)–(continued)

February 28, 2021

(Unaudited)

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$42,741	$122,954	$(160,442)	$-	$-	$5,253	$3	*
Invesco Private Prime Fund	13,093	124,462	(129,679)	-	3	7,879	9	*

Total	$56,044	$340,707	$(381,427)	$730	$374	$16,428	$35

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The value of this security at February 28, 2021 represented less than 1% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Financials	19.16

Industrials	16.23

Information Technology	12.58

Consumer Discretionary	10.89

Health Care	10.28

Real Estate	9.31

Materials	6.85

Consumer Staples	5.89

Utilities	4.03

Communication Services	3.68

Energy	1.02

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Russell 1000 Equal Weight ETF (EQAL)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-7.10%
Activision Blizzard, Inc.	3,963	$378,902
Alphabet, Inc., Class A(b)	211	426,623
Altice USA, Inc., Class A(b)	62,752	2,109,095
AT&T, Inc.	71,401	1,991,374
Cable One, Inc.	1,040	1,991,444
Charter Communications, Inc., Class A(b)	3,334	2,045,142
Comcast Corp., Class A	43,408	2,288,470
Discovery, Inc., Class A(b)(c)	11,407	604,913
DISH Network Corp., Class A(b)	60,504	1,906,481
Electronic Arts, Inc.	2,437	326,485
Facebook, Inc., Class A(b)	1,304	335,937
Fox Corp., Class A	11,287	375,970
IAC/InterActiveCorp.(b)	2,439	597,140
Interpublic Group of Cos., Inc. (The)	13,888	362,755
John Wiley & Sons, Inc., Class A	7,568	398,682
Liberty Broadband Corp., Class C(b)	26,972	4,032,584
Liberty Media Corp.-Liberty Formula One, Class C(b)	7,643	335,528
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	7,796	343,960
Lions Gate Entertainment Corp., Class A(b)(c)	33,608	487,988
Live Nation Entertainment, Inc.(b)	4,552	404,491
Lumen Technologies, Inc.	218,394	2,684,062
Madison Square Garden Entertainment Corp.(b)	4,213	454,035
Madison Square Garden Sports Corp., Class A(b)	1,831	352,193
Match Group, Inc.(b)	2,460	376,011
Netflix, Inc.(b)	653	351,869
New York Times Co. (The), Class A	6,442	329,637
News Corp., Class A	17,902	419,802
Nexstar Media Group, Inc., Class A	3,038	417,877
Omnicom Group, Inc.	5,147	353,753
Pinterest, Inc., Class A(b)	5,080	409,346
Roku, Inc.(b)	6,782	2,682,145
Sirius XM Holdings, Inc.(c)	51,432	300,877
Spotify Technology S.A.(b)	968	297,544
Take-Two Interactive Software, Inc.(b)	1,751	322,989
Telephone & Data Systems, Inc.	115,290	2,062,538
T-Mobile US, Inc.(b)	16,746	2,009,018
TripAdvisor, Inc.(b)	11,188	555,149
Twitter, Inc.(b)	7,091	546,433
United States Cellular Corp.(b)	71,408	2,101,537
Verizon Communications, Inc.	36,211	2,002,468
ViacomCBS, Inc., Class B	9,149	590,019
Walt Disney Co. (The)(b)	2,136	403,789
World Wrestling Entertainment, Inc., Class A	7,382	364,671
Zillow Group, Inc., Class C(b)	5,358	864,406
Zynga, Inc., Class A(b)	37,945	423,087

		43,419,219

Consumer Discretionary-6.66%
Advance Auto Parts, Inc.	2,063	330,802
Amazon.com, Inc.(b)	110	340,222
Aptiv PLC	2,634	394,679
Aramark	8,646	320,940
AutoNation, Inc.(b)	4,930	369,849

	Shares	Value
Consumer Discretionary-(continued)
AutoZone, Inc.(b)	297	$344,496
Best Buy Co., Inc.	3,179	319,013
Booking Holdings, Inc.(b)	161	374,890
BorgWarner, Inc.	8,571	385,695
Bright Horizons Family Solutions, Inc.(b)	1,967	314,051
Brunswick Corp.	4,101	362,405
Burlington Stores, Inc.(b)	1,400	362,348
Capri Holdings Ltd.(b)	8,286	386,708
CarMax, Inc.(b)	3,487	416,731
Carnival Corp.	14,727	393,947
Carter’s, Inc.	3,584	299,157
Carvana Co.(b)	1,258	356,643
Chegg, Inc.(b)	4,082	394,036
Chipotle Mexican Grill, Inc.(b)	258	372,036
Choice Hotels International, Inc.	3,131	328,348
Columbia Sportswear Co.	3,913	403,313
D.R. Horton, Inc.	4,699	361,212
Darden Restaurants, Inc.	2,852	391,665
Dick’s Sporting Goods, Inc.	6,015	429,291
Dollar General Corp.	1,604	303,140
Dollar Tree, Inc.(b)	3,031	297,644
Domino’s Pizza, Inc.	839	290,722
eBay, Inc.	6,620	373,500
Etsy, Inc.(b)	1,978	435,694
Expedia Group, Inc.	2,512	404,432
Extended Stay America, Inc.	23,001	370,086
Five Below, Inc.(b)	1,982	368,890
Floor & Decor Holdings, Inc., Class A(b)	3,632	345,367
Foot Locker, Inc.	7,771	373,707
Ford Motor Co.	36,037	421,633
frontdoor, inc.(b)	6,499	340,353
Gap, Inc. (The)(b)	15,202	379,290
Garmin Ltd.	2,780	344,776
General Motors Co.	7,667	393,547
Gentex Corp.	9,892	349,979
Genuine Parts Co.	3,394	357,558
Graham Holdings Co., Class B	717	430,795
Grand Canyon Education, Inc.(b)	3,597	376,570
Grubhub, Inc.(b)	5,247	336,175
H&R Block, Inc.	20,597	396,080
Hanesbrands, Inc.	23,440	414,654
Harley-Davidson, Inc.	8,395	299,450
Hasbro, Inc.	3,699	346,633
Hilton Worldwide Holdings, Inc.	3,056	377,966
Home Depot, Inc. (The)	1,238	319,825
Hyatt Hotels Corp., Class A	4,391	386,188
Kohl’s Corp.	8,355	461,614
L Brands, Inc.	7,997	437,116
Las Vegas Sands Corp.	5,744	359,574
Lear Corp.	2,115	351,280
Leggett & Platt, Inc.	7,722	334,131
Lennar Corp., Class A	4,555	377,928
Leslie’s, Inc.(b)	16,156	392,268
LKQ Corp.(b)	8,981	353,762
Lowe’s Cos., Inc.	2,039	325,730
lululemon athletica, inc.(b)	877	273,343
Marriott International, Inc., Class A	2,488	368,398
Mattel, Inc.(b)	20,821	420,584

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
McDonald’s Corp.	1,589	$327,556
MGM Resorts International	10,626	401,557
Mohawk Industries, Inc.(b)	2,467	431,700
Newell Brands, Inc.	15,804	366,179
NIKE, Inc., Class B	2,388	321,855
Nordstrom, Inc.(c)	10,328	376,456
Norwegian Cruise Line Holdings Ltd.(b)(c)	11,970	353,833
NVR, Inc.(b)	85	382,571
Ollie’s Bargain Outlet Holdings, Inc.(b)	4,222	349,075
O’Reilly Automotive, Inc.(b)	730	326,551
Peloton Interactive, Inc., Class A(b)	2,793	336,473
Penske Automotive Group, Inc.	5,781	392,992
Planet Fitness, Inc., Class A(b)	4,234	364,505
Polaris, Inc.	3,468	408,392
Pool Corp.	1,000	334,770
PulteGroup, Inc.	7,790	351,407
PVH Corp.	3,476	347,461
Qurate Retail, Inc., Class A	31,764	394,509
Ralph Lauren Corp.	3,155	369,387
Ross Stores, Inc.	2,903	338,606
Royal Caribbean Cruises Ltd.	4,078	380,355
Service Corp. International	6,682	319,132
Six Flags Entertainment Corp.	10,139	452,199
Skechers U.S.A., Inc., Class A(b)	8,979	328,631
Starbucks Corp.	3,111	336,081
Tapestry, Inc.	11,102	467,838
Target Corp.	1,900	348,536
Tempur Sealy International, Inc.	12,850	429,319
Terminix Global Holdings, Inc.(b)	6,581	296,211
Tesla, Inc.(b)	508	343,154
Thor Industries, Inc.	3,528	412,988
TJX Cos., Inc. (The)	4,931	325,397
Toll Brothers, Inc.	7,345	392,370
Tractor Supply Co.	2,415	383,888
Travel + Leisure Co.	7,388	446,457
Ulta Beauty, Inc.(b)	1,207	389,052
Under Armour, Inc., Class A(b)	18,657	408,402
Vail Resorts, Inc.	1,130	349,373
VF Corp.	3,771	298,399
Vroom, Inc.(b)	10,678	472,502
Wayfair, Inc., Class A(b)	1,338	386,655
Wendy’s Co. (The)	14,816	302,691
Whirlpool Corp.	1,800	342,144
Williams-Sonoma, Inc.	3,126	410,413
Wyndham Hotels & Resorts, Inc.	5,574	363,871
Wynn Resorts Ltd.	2,914	383,861
Yum China Holdings, Inc. (China)	5,738	343,362
Yum! Brands, Inc.	3,081	318,976

		40,750,951

Consumer Staples-8.11%
Albertsons Cos., Inc., Class A(c)	63,703	1,030,077
Altria Group, Inc.	22,392	976,291
Archer-Daniels-Midland Co.	19,543	1,105,743
Beyond Meat, Inc.(b)(c)	7,000	1,018,360
Boston Beer Co., Inc. (The), Class A(b)	1,021	1,050,313
Brown-Forman Corp., Class B	12,618	903,196
Bunge Ltd.	14,903	1,141,272
Campbell Soup Co.	20,315	923,926
Casey’s General Stores, Inc.	5,378	1,086,141

	Shares	Value
Consumer Staples-(continued)
Church & Dwight Co., Inc.	11,268	$887,355
Clorox Co. (The)	4,791	867,411
Coca-Cola Co. (The)	18,135	888,434
Colgate-Palmolive Co.	11,362	854,422
Conagra Brands, Inc.	27,187	922,455
Constellation Brands, Inc., Class A	4,643	994,252
Costco Wholesale Corp.	868	287,308
Coty, Inc., Class A	46,095	353,549
Energizer Holdings, Inc.	22,149	925,828
Estee Lauder Cos., Inc. (The), Class A	1,326	379,050
Flowers Foods, Inc.	42,839	931,748
General Mills, Inc.	16,317	897,598
Grocery Outlet Holding Corp.(b)	25,522	918,537
Hain Celestial Group, Inc. (The)(b)	25,555	1,077,910
Herbalife Nutrition Ltd.(b)	19,393	872,297
Hershey Co. (The)	6,427	936,093
Hormel Foods Corp.	20,638	956,984
Ingredion, Inc.	11,857	1,069,501
JM Smucker Co. (The)	8,298	929,376
Kellogg Co.	15,508	894,967
Keurig Dr Pepper, Inc.	31,865	972,520
Kimberly-Clark Corp.	7,169	919,998
Kraft Heinz Co. (The)	28,181	1,025,225
Kroger Co. (The)	30,808	992,326
Lamb Weston Holdings, Inc.	12,580	1,003,507
McCormick & Co., Inc.	10,321	869,854
Molson Coors Beverage Co., Class B	19,953	886,911
Mondelez International, Inc., Class A	16,805	893,354
Monster Beverage Corp.(b)	10,911	957,331
Nu Skin Enterprises, Inc., Class A	18,257	934,393
PepsiCo, Inc.	6,640	857,822
Philip Morris International, Inc.	11,313	950,518
Pilgrim’s Pride Corp.(b)	46,332	1,037,373
Post Holdings, Inc.(b)	10,183	978,179
Procter & Gamble Co. (The)	7,096	876,569
Reynolds Consumer Products, Inc.	32,048	884,845
Seaboard Corp.	284	940,932
Spectrum Brands Holdings, Inc.	13,877	1,076,161
Sprouts Farmers Market, Inc.(b)	47,832	1,009,734
Sysco Corp.	12,448	991,234
TreeHouse Foods, Inc.(b)	21,742	1,087,535
Tyson Foods, Inc., Class A	13,842	936,688
US Foods Holding Corp.(b)	28,125	1,025,437
Walgreens Boots Alliance, Inc.	23,086	1,106,512
Walmart, Inc.	2,241	291,151

		49,586,503

Energy-9.18%
Antero Midstream Corp.	161,468	1,424,148
Apache Corp.	82,389	1,625,535
Baker Hughes Co., Class A	59,021	1,444,834
Cabot Oil & Gas Corp.	77,169	1,428,398
Cheniere Energy, Inc.(b)	22,108	1,489,858
Chevron Corp.	14,623	1,462,300
Cimarex Energy Co.	34,483	1,999,669
ConocoPhillips	61,281	3,187,225
Continental Resources, Inc.(b)(c)	70,811	1,712,210
Devon Energy Corp.	163,030	3,511,666
Diamondback Energy, Inc.	27,183	1,883,238
EOG Resources, Inc.	24,841	1,603,735

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Energy-(continued)
EQT Corp.	92,678	$1,648,742
Equitrans Midstream Corp.	150,083	1,085,100
Exxon Mobil Corp.	30,903	1,680,196
Halliburton Co.	68,254	1,489,985
Helmerich & Payne, Inc.	52,947	1,521,167
Hess Corp.	23,709	1,553,651
HollyFrontier Corp.	47,902	1,814,528
Kinder Morgan, Inc.	92,261	1,356,237
Marathon Oil Corp.	186,115	2,065,876
Marathon Petroleum Corp.	30,992	1,692,783
Murphy Oil Corp.	99,811	1,629,914
NOV, Inc.	92,725	1,400,148
Occidental Petroleum Corp.	63,907	1,700,565
ONEOK, Inc.	32,667	1,446,821
Phillips 66.	19,242	1,598,048
Pioneer Natural Resources Co.	22,942	3,408,493
Schlumberger Ltd.	58,099	1,621,543
Targa Resources Corp.	48,390	1,496,703
Valero Energy Corp.	22,691	1,746,753
Williams Cos., Inc. (The)	62,102	1,418,410

		56,148,479

Financials-9.75%
Affiliated Managers Group, Inc.	3,687	516,069
Aflac, Inc.	7,992	382,737
AGNC Investment Corp.	23,410	375,262
Alleghany Corp.	607	392,383
Allstate Corp. (The)	3,449	367,663
Ally Financial, Inc.	10,533	437,119
American Express Co.	2,500	338,150
American Financial Group, Inc.	4,134	441,098
American International Group, Inc.	9,132	401,351
American National Group, Inc.	4,110	369,982
Ameriprise Financial, Inc.	1,878	415,489
Annaly Capital Management, Inc.	44,156	366,936
Aon PLC, Class A.	1,761	400,997
Apollo Global Management, Inc.	7,642	377,973
Arch Capital Group Ltd.(b)	10,598	379,620
Ares Management Corp., Class A	7,502	389,954
Arthur J. Gallagher & Co.	3,035	363,593
Associated Banc-Corp.	22,027	443,844
Assurant, Inc.	2,750	338,855
Assured Guaranty Ltd.	11,232	496,679
Athene Holding Ltd., Class A(b)	8,374	381,771
AXIS Capital Holdings Ltd.	6,947	351,032
Bank of America Corp.	12,471	432,868
Bank of Hawaii Corp.	4,589	401,538
Bank of New York Mellon Corp. (The)	8,784	370,333
Bank OZK	11,532	475,349
Berkshire Hathaway, Inc., Class B(b)	1,605	386,019
BlackRock, Inc.	504	350,028
BOK Financial Corp.	5,170	444,930
Brighthouse Financial, Inc.(b)	10,519	419,603
Brown & Brown, Inc.	8,099	371,744
Capital One Financial Corp.	3,214	386,291
Carlyle Group, Inc. (The)	12,227	418,775
Cboe Global Markets, Inc.	4,175	413,158
Charles Schwab Corp. (The)	7,241	446,915
Chubb Ltd.	2,363	384,177
Cincinnati Financial Corp.	4,496	440,024

	Shares	Value
Financials-(continued)
Citigroup, Inc.	5,998	$395,148
Citizens Financial Group, Inc.	10,085	438,092
CME Group, Inc., Class A	1,980	395,406
CNA Financial Corp.	9,748	414,680
Comerica, Inc.	6,855	466,825
Commerce Bancshares, Inc.	5,758	426,265
Credit Acceptance Corp.(b)(c)	1,086	394,240
Cullen/Frost Bankers, Inc.	4,143	432,529
Discover Financial Services	4,307	405,159
East West Bancorp, Inc.	7,560	545,530
Eaton Vance Corp.	5,526	403,785
Equitable Holdings, Inc.	13,733	406,085
Erie Indemnity Co., Class A	1,598	386,876
Evercore, Inc., Class A	3,629	434,645
Everest Re Group Ltd.	1,550	374,806
F.N.B. Corp.	37,977	449,268
FactSet Research Systems, Inc.	1,048	318,498
Fidelity National Financial, Inc.	9,778	374,302
Fifth Third Bancorp	13,068	453,329
First American Financial Corp.	7,138	375,031
First Citizens BancShares, Inc., Class A	600	442,734
First Hawaiian, Inc.	15,581	434,554
First Horizon Corp.	28,008	453,730
First Republic Bank	2,794	460,311
Franklin Resources, Inc.	14,959	391,477
Globe Life, Inc.	3,814	356,228
GoHealth, Inc., Class A(b)(c)	26,473	359,239
Goldman Sachs Group, Inc. (The)	1,520	485,610
Hanover Insurance Group, Inc. (The)	3,113	359,085
Hartford Financial Services Group, Inc. (The)	7,662	388,387
Huntington Bancshares, Inc.	27,864	427,434
Interactive Brokers Group, Inc., Class A	6,492	469,956
Intercontinental Exchange, Inc.	3,334	367,774
Invesco Ltd., (Acquired 01/16/2019 - 02/26/2021; Cost $279,428)(d)(e)	20,736	464,901
Jefferies Financial Group, Inc.	15,330	445,183
JPMorgan Chase & Co.	3,016	443,865
Kemper Corp.	4,624	349,667
KeyCorp	22,577	454,701
KKR & Co., Inc., Class A	9,315	424,391
Lazard Ltd., Class A	8,947	346,159
Lemonade, Inc.(b)(c)	4,139	520,645
LendingTree, Inc.(b)(c)	1,319	354,640
Lincoln National Corp.	6,906	392,744
Loews Corp.	8,315	397,540
LPL Financial Holdings, Inc.	3,699	486,566
M&T Bank Corp.	2,843	429,122
Markel Corp.(b)	345	375,636
MarketAxess Holdings, Inc.	655	364,141
Marsh & McLennan Cos., Inc.	3,139	361,676
Mercury General Corp.	7,799	455,462
MetLife, Inc.	7,639	440,006
MGIC Investment Corp.	29,135	354,864
Moody’s Corp.	1,319	362,580
Morgan Stanley	5,621	432,086
Morningstar, Inc.	1,777	398,492
MSCI, Inc.	847	351,098
Nasdaq, Inc.	2,908	402,147
New Residential Investment Corp.	38,543	396,222
New York Community Bancorp, Inc.	35,863	437,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Financials-(continued)
Northern Trust Corp.	3,967	$377,381
Old Republic International Corp.	19,084	368,894
OneMain Holdings, Inc.	8,308	389,728
PacWest Bancorp.	14,432	523,016
People’s United Financial, Inc.	27,495	493,260
Pinnacle Financial Partners, Inc.	6,019	488,562
PNC Financial Services Group, Inc. (The)	2,515	423,425
Popular, Inc.	6,812	455,178
Primerica, Inc.	2,590	365,786
Principal Financial Group, Inc.	7,280	411,902
Progressive Corp. (The)	3,841	330,134
Prosperity Bancshares, Inc.	5,454	400,705
Prudential Financial, Inc.	4,550	394,576
Raymond James Financial, Inc.	3,929	458,671
Regions Financial Corp.	22,917	472,778
Reinsurance Group of America, Inc.	2,972	363,268
RenaissanceRe Holdings Ltd. (Bermuda)	2,218	370,362
Rocket Cos., Inc., Class A(b)(c)	17,443	381,130
S&P Global, Inc.	1,118	368,224
Santander Consumer USA Holdings, Inc.	15,691	392,275
SEI Investments Co.	6,397	358,232
Signature Bank	2,801	611,570
SLM Corp.	30,872	487,469
Starwood Property Trust, Inc.	19,190	438,108
State Street Corp.	5,074	369,235
Sterling Bancorp	20,918	456,640
SVB Financial Group(b)	1,034	522,542
Synchrony Financial	9,271	358,602
Synovus Financial Corp.	11,159	472,137
T. Rowe Price Group, Inc.	2,429	393,838
TCF Financial Corp.	10,174	455,999
TFS Financial Corp.	20,579	401,908
Tradeweb Markets, Inc., Class A	5,598	407,478
Travelers Cos., Inc. (The)	2,643	384,557
Truist Financial Corp.	7,578	431,643
U.S. Bancorp	7,865	393,250
Umpqua Holdings Corp.	24,474	417,771
Unum Group.	15,256	403,979
Virtu Financial, Inc., Class A	16,234	442,701
Voya Financial, Inc.(c)	6,160	371,325
W.R. Berkley Corp.	5,588	387,416
Webster Financial Corp.	8,985	496,960
Wells Fargo & Co.	12,318	445,542
Western Alliance Bancorporation	6,208	568,094
White Mountains Insurance Group Ltd.	357	426,636
Willis Towers Watson PLC	1,778	392,298
Wintrust Financial Corp.	5,968	439,603
Zions Bancorporation N.A	8,505	452,211

		59,616,747

Health Care-9.42%
10X Genomics, Inc., Class A(b)	2,969	528,452
Abbott Laboratories	4,165	498,884
AbbVie, Inc.	4,129	444,858
ABIOMED, Inc.(b)	1,662	539,402
Acadia Healthcare Co., Inc.(b)	9,353	516,660
ACADIA Pharmaceuticals, Inc.(b)	8,435	413,062
Acceleron Pharma, Inc.(b)	3,575	486,772
Adaptive Biotechnologies Corp.(b)	8,047	455,219
Agilent Technologies, Inc.	3,727	454,955

	Shares	Value
Health Care-(continued)
Agios Pharmaceuticals, Inc.(b)	13,110	$621,938
Alexion Pharmaceuticals, Inc.(b)	3,725	568,994
Align Technology, Inc.(b)	928	526,278
Alkermes PLC(b)	21,453	408,465
Alnylam Pharmaceuticals, Inc.(b)	3,522	521,608
Amedisys, Inc.(b)	1,651	418,760
American Well Corp., Class A(b)(c)	14,480	354,326
AmerisourceBergen Corp.	9,667	978,494
Amgen, Inc.	1,937	435,670
Anthem, Inc.	1,404	425,679
Avantor, Inc.(b)	16,744	466,655
Baxter International, Inc.	5,594	434,598
Becton, Dickinson and Co.	1,829	441,063
Berkeley Lights, Inc.(b)	4,922	305,016
Biogen, Inc.(b)	1,824	497,733
BioMarin Pharmaceutical, Inc.(b)	5,717	442,667
Bio-Rad Laboratories, Inc., Class A(b)	790	461,755
Bio-Techne Corp.	1,442	521,557
Bluebird Bio, Inc.(b)	10,426	324,249
Boston Scientific Corp.(b)	13,051	506,118
Bristol-Myers Squibb Co.	7,360	451,389
Bruker Corp.	8,161	497,658
Cardinal Health, Inc.	7,989	411,593
Catalent, Inc.(b)	4,666	530,571
Centene Corp.(b)	7,232	423,361
Cerner Corp.	5,996	414,563
Change Healthcare, Inc.(b)	19,689	450,287
Charles River Laboratories International, Inc.(b)	1,847	528,501
Chemed Corp.	932	414,936
Cigna Corp.	2,100	440,790
Cooper Cos., Inc. (The)	1,272	491,157
CVS Health Corp.	13,303	906,333
Danaher Corp.	1,979	434,727
DaVita, Inc.(b)	3,974	405,865
DENTSPLY SIRONA, Inc.	8,208	435,598
DexCom, Inc.(b)	1,274	506,772
Edwards Lifesciences Corp.(b)	5,126	425,971
Elanco Animal Health, Inc.(b)	15,409	506,340
Eli Lilly and Co.	2,766	566,726
Encompass Health Corp.	5,224	420,219
Envista Holdings Corp.(b)	13,730	529,154
Exact Sciences Corp.(b)	3,349	455,866
Exelixis, Inc.(b)	22,942	496,924
Gilead Sciences, Inc.	7,331	450,123
Global Blood Therapeutics, Inc.(b)	10,872	463,147
Globus Medical, Inc., Class A(b)	7,402	462,625
Guardant Health, Inc.(b)	3,522	518,368
Haemonetics Corp.(b)	3,772	477,158
HCA Healthcare, Inc.	2,753	473,599
Henry Schein, Inc.(b)	6,209	384,027
Hill-Rom Holdings, Inc.	4,546	484,922
Hologic, Inc.(b)	5,825	419,924
Horizon Therapeutics PLC(b)	6,029	548,096
Humana, Inc.	1,120	425,208
ICU Medical, Inc.(b)	2,260	468,950
IDEXX Laboratories, Inc.(b)	986	512,888
Illumina, Inc.(b)	1,286	565,081
Incyte Corp.(b)	5,405	425,157
Insulet Corp.(b)	1,796	465,344

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Health Care-(continued)
Integra LifeSciences Holdings Corp.(b)	7,535	$514,942
Intuitive Surgical, Inc.(b)	567	417,766
Ionis Pharmaceuticals, Inc.(b)	9,564	501,154
Iovance Biotherapeutics, Inc.(b)	8,965	334,394
IQVIA Holdings, Inc.(b)	2,622	505,495
Jazz Pharmaceuticals PLC(b)	3,022	507,817
Johnson & Johnson.	2,917	462,228
Laboratory Corp. of America Holdings(b)	2,148	515,327
Masimo Corp.(b)	1,647	412,952
McKesson Corp.	5,408	916,764
Medtronic PLC	3,948	461,797
Merck & Co., Inc.	5,347	388,299
Mettler-Toledo International, Inc.(b)	276	308,030
Moderna, Inc.(b)	2,855	441,982
Molina Healthcare, Inc.(b)	2,177	471,886
Nektar Therapeutics(b)	26,773	607,479
Neurocrine Biosciences, Inc.(b)	4,858	532,000
Novocure Ltd.(b)	2,626	391,537
Oak Street Health, Inc.(b)	7,928	420,422
Penumbra, Inc.(b)	2,267	644,803
PerkinElmer, Inc.	3,038	383,061
Perrigo Co. PLC	9,091	366,913
Pfizer, Inc.	10,636	356,200
PPD, Inc.(b)	12,624	442,597
PRA Health Sciences, Inc.(b)	3,824	563,696
Premier, Inc., Class A	12,003	405,941
QIAGEN N.V.(b)(c)	8,374	418,700
Quest Diagnostics, Inc.	3,538	408,957
Quidel Corp.(b)	2,257	370,735
Reata Pharmaceuticals, Inc., Class A(b)	3,581	437,813
Regeneron Pharmaceuticals, Inc.(b)	938	422,635
Repligen Corp.(b)	2,467	523,966
ResMed, Inc.	2,137	411,971
Royalty Pharma PLC, Class A	9,829	457,736
Sage Therapeutics, Inc.(b)	6,376	541,960
Sarepta Therapeutics, Inc.(b)	2,782	242,201
Seagen, Inc.(b)	2,378	359,340
STERIS PLC	2,340	409,032
Stryker Corp.	1,882	456,743
Syneos Health, Inc.(b)	6,807	526,521
Tandem Diabetes Care, Inc.(b)	4,777	458,544
Teladoc Health, Inc.(b)	2,236	494,357
Teleflex, Inc.	1,159	461,421
Thermo Fisher Scientific, Inc.	958	431,177
United Therapeutics Corp.(b)	3,222	538,654
UnitedHealth Group, Inc.	1,301	432,218
Universal Health Services, Inc., Class B	3,291	412,461
Varian Medical Systems, Inc.(b)	2,530	443,433
Veeva Systems, Inc., Class A(b)	1,679	470,305
Vertex Pharmaceuticals, Inc.(b)	1,972	419,149
Viatris, Inc.(b)	25,554	379,477
Waters Corp.(b)	1,261	345,363
West Pharmaceutical Services, Inc.	1,669	468,405
Zimmer Biomet Holdings, Inc.	3,036	495,050
Zoetis, Inc.	2,814	436,845

		57,640,456

Industrials-9.89%
3M Co.	1,761	308,281
A.O. Smith Corp.	5,420	321,785

	Shares	Value
Industrials-(continued)
Acuity Brands, Inc.	2,642	$325,759
ADT, Inc.	35,137	267,393
AECOM(b)	6,294	364,360
AGCO Corp.	3,430	444,116
Air Lease Corp.	7,168	328,724
Alaska Air Group, Inc.	6,412	416,908
Allegion PLC.	2,769	301,212
Allison Transmission Holdings, Inc.	7,135	270,559
AMERCO	754	433,339
American Airlines Group, Inc.(b)(c)	18,271	382,595
AMETEK, Inc.	2,571	303,301
Armstrong World Industries, Inc.	3,807	325,803
Array Technologies, Inc.(b)	37,399	1,386,755
Axon Enterprise, Inc.(b)	2,431	402,306
AZEK Co., Inc. (The)(b)	8,559	377,538
Boeing Co. (The)	1,297	274,977
Booz Allen Hamilton Holding Corp.	3,488	269,064
BWX Technologies, Inc.	4,910	284,829
C.H. Robinson Worldwide, Inc.	3,306	300,350
CACI International, Inc., Class A(b)	1,509	334,002
Carlisle Cos., Inc.	1,961	284,835
Carrier Global Corp.	8,143	297,464
Caterpillar, Inc.	1,711	369,371
Cintas Corp.	866	280,878
Clean Harbors, Inc.(b)	17,320	1,474,798
Colfax Corp.(b)	8,065	357,683
Copa Holdings S.A., Class A (Panama)	3,899	357,421
Copart, Inc.(b)	2,868	313,071
CoreLogic, Inc.	3,948	334,238
CoStar Group, Inc.(b)	784	645,828
Crane Co.	4,017	336,866
CSX Corp.	3,401	311,362
Cummins, Inc.	1,382	349,922
Curtiss-Wright Corp.	2,581	285,175
Deere & Co.	1,204	420,341
Delta Air Lines, Inc.	7,710	369,617
Donaldson Co., Inc.	5,578	328,600
Dover Corp.	2,510	309,383
Dun & Bradstreet Holdings, Inc.(b)	14,121	308,685
Eaton Corp. PLC	2,639	343,571
Emerson Electric Co.	3,745	321,696
Equifax, Inc.	1,671	270,501
Expeditors International of Washington, Inc.	3,412	313,358
Fastenal Co.	29,577	1,371,486
FedEx Corp.	1,056	268,752
Flowserve Corp.	8,312	307,544
Fortive Corp.	4,418	290,793
Fortune Brands Home & Security, Inc.	3,925	326,325
FTI Consulting, Inc.(b)	2,836	324,864
Gates Industrial Corp. PLC(b)	22,905	343,575
Generac Holdings, Inc.(b)	1,434	472,589
General Dynamics Corp.	2,020	330,209
General Electric Co.	26,966	338,154
Graco, Inc.	4,479	310,619
GrafTech International Ltd.	144,071	1,704,360
HEICO Corp.	2,332	293,319
Hexcel Corp.	26,646	1,432,489
Honeywell International, Inc.	1,429	289,158
Howmet Aerospace, Inc.(b)	11,696	328,775
Hubbell, Inc.	1,903	337,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
Huntington Ingalls Industries, Inc.	1,752	$308,194
IAA, Inc.(b)	5,489	321,820
IDEX Corp.	1,600	312,272
IHS Markit Ltd.	4,052	365,328
Illinois Tool Works, Inc.	1,520	307,314
Ingersoll Rand, Inc.(b)	6,805	315,344
ITT, Inc.	3,959	328,518
J.B. Hunt Transport Services, Inc.	2,235	328,254
Jacobs Engineering Group, Inc.	2,816	324,065
JetBlue Airways Corp.(b)	21,207	390,845
Johnson Controls International PLC	6,677	372,510
Kansas City Southern	1,576	334,648
Kirby Corp.(b)	5,472	342,328
Knight-Swift Transportation Holdings, Inc.	7,369	318,341
L3Harris Technologies, Inc.	11,680	2,124,709
Landstar System, Inc.	2,199	352,148
Leidos Holdings, Inc.	3,468	306,745
Lennox International, Inc.	1,103	308,586
Lincoln Electric Holdings, Inc.	2,547	300,826
Lockheed Martin Corp.	847	279,722
Lyft,Inc.,Class A(b)	6,816	379,651
Macquarie Infrastructure Corp.	9,228	289,206
ManpowerGroup, Inc.	3,416	322,607
Masco Corp.	5,596	297,819
Mercury Systems, Inc.(b)	3,811	249,087
Middleby Corp. (The)(b)	2,248	329,130
MSA Safety, Inc.	2,008	323,268
MSC Industrial Direct Co., Inc., Class A	3,602	310,240
Nielsen Holdings PLC	17,325	388,253
Nordson Corp.	1,553	298,813
Norfolk Southern Corp.	1,287	324,401
Northrop Grumman Corp.	1,031	300,701
nVent Electric PLC	12,713	333,843
Old Dominion Freight Line, Inc.	1,548	332,464
Oshkosh Corp.	3,575	378,950
Otis Worldwide Corp.	4,771	303,960
Owens Corning	4,063	329,184
PACCAR, Inc.	3,561	324,015
Parker-Hannifin Corp.	1,116	320,247
Pentair PLC	5,972	334,014
Quanta Services, Inc.	4,182	350,661
Raytheon Technologies Corp.	4,183	301,134
Regal Beloit Corp.	2,591	354,112
Republic Services, Inc.	13,549	1,207,080
Robert Half International, Inc.	4,761	370,358
Rockwell Automation, Inc.	1,235	300,451
Rollins, Inc.	9,095	301,681
Roper Technologies, Inc.	862	325,508
Ryder System, Inc.	4,891	331,463
Schneider National, Inc., Class B	14,470	334,691
Science Applications International Corp.	3,640	313,513
Sensata Technologies Holding PLC(b)	6,142	351,875
Snap-on, Inc.	1,693	343,865
Southwest Airlines Co.	7,026	408,421
Spirit AeroSystems Holdings, Inc., Class A	7,879	337,458
Stanley Black & Decker, Inc.	1,722	301,074
Stericycle, Inc.(b)	18,909	1,226,627
Teledyne Technologies, Inc.(b)	771	286,041
Textron, Inc.	6,366	320,464
Timken Co. (The)	18,865	1,478,073

	Shares	Value
Industrials-(continued)
Toro Co. (The)	3,377	$340,300
Trane Technologies PLC.	2,202	337,434
TransDigm Group, Inc.(b)	493	284,298
TransUnion.	3,192	268,798
Trex Co., Inc.(b)	3,948	361,795
Trinity Industries, Inc.	12,130	389,373
Uber Technologies, Inc.(b)	6,041	312,622
Union Pacific Corp.	1,520	313,059
United Airlines Holdings, Inc.(b)	6,615	348,478
United Parcel Service, Inc., Class B	1,856	292,932
United Rentals, Inc.(b)	1,259	374,401
Univar Solutions, Inc.(b)	77,116	1,535,380
Valmont Industries, Inc.	1,793	424,098
Verisk Analytics, Inc.	1,598	261,832
Vertiv Holdings Co.	19,074	399,219
Virgin Galactic Holdings, Inc.(b)(c)	9,490	353,313
W.W. Grainger, Inc.	752	280,278
Wabtec Corp.	4,055	293,704
Waste Management, Inc.	11,029	1,223,006
Watsco, Inc.	1,391	338,152
Woodward, Inc.	2,575	294,117
XPO Logistics, Inc.(b)	2,533	295,348
Xylem, Inc.	3,103	308,935

		60,467,225

Information Technology-14.61%
2U, Inc.(b)	9,587	379,933
Accenture PLC, Class A	1,238	310,614
Adobe, Inc.(b)	754	346,591
Advanced Micro Devices, Inc.(b)	3,970	335,505
Akamai Technologies, Inc.(b)	3,513	331,979
Allegro MicroSystems, Inc. (Japan)(b)	13,688	357,804
Alliance Data Systems Corp.	4,083	394,010
Alteryx, Inc., Class A(b)	3,082	294,639
Amdocs Ltd.	5,455	413,544
Amphenol Corp., Class A	2,772	348,385
Analog Devices, Inc.	2,561	399,055
Anaplan, Inc.(b)	5,118	332,619
ANSYS, Inc.(b)	1,091	372,020
Apple, Inc.	2,947	357,353
Applied Materials, Inc.	4,132	488,361
Arista Networks, Inc.(b)	1,308	366,031
Arrow Electronics, Inc.(b)	3,782	379,183
Aspen Technology, Inc.(b)	2,715	408,635
Atlassian Corp. PLC, Class A(b)	1,606	381,746
Autodesk, Inc.(b)	1,286	354,936
Automatic Data Processing, Inc.	1,776	309,060
Avalara, Inc.(b)	2,204	345,896
Avnet, Inc.	11,380	433,237
BigCommerce Holdings, Inc., Series 1(b)(c)	4,891	289,107
Bill.com Holdings, Inc.(b)	2,234	368,632
Black Knight, Inc.(b)	4,169	319,721
Broadcom, Inc.	872	409,727
Broadridge Financial Solutions, Inc.	2,478	353,090
Cadence Design Systems, Inc.(b)	3,086	435,404
CDK Global, Inc.	7,175	359,755
CDW Corp.	2,766	433,958
Ceridian HCM Holding, Inc.(b)	3,735	334,880
Ciena Corp.(b)	47,455	2,475,727
Cirrus Logic, Inc.(b)	4,472	365,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
Cisco Systems, Inc.	49,318	$2,212,899
Citrix Systems, Inc.	2,747	366,944
Cloudflare, Inc., Class A(b)	4,312	318,959
Cognex Corp.	4,114	339,775
Cognizant Technology Solutions Corp., Class A	4,637	340,727
Coherent, Inc.(b)	2,246	543,397
CommScope Holding Co., Inc.(b)	166,262	2,425,763
Concentrix Corp.(b)	3,698	456,740
Corning, Inc.	9,755	373,031
Coupa Software, Inc.(b)	1,155	399,930
Cree, Inc.(b)	3,890	441,359
Crowdstrike Holdings, Inc., Class A(b)	2,006	433,296
Datadog, Inc., Class A(b)	3,575	341,091
Datto Holding Corp.(b)	14,270	332,206
Dell Technologies, Inc., Class C(b)	5,018	406,809
DocuSign, Inc.(b)	1,638	371,269
Dolby Laboratories, Inc., Class A	3,606	352,054
Dropbox, Inc., Class A(b)	17,098	385,474
Duck Creek Technologies, Inc.(b)(c)	9,274	438,660
DXC Technology Co.	14,620	368,716
Dynatrace, Inc.(b)	9,384	466,948
EchoStar Corp., Class A(b)	99,429	2,257,038
Elastic N.V.(b)	2,547	342,291
Enphase Energy, Inc.(b)	10,273	1,808,664
Entegris, Inc.	3,911	411,476
EPAM Systems, Inc.(b)	1,128	421,432
Euronet Worldwide, Inc.(b)	2,289	344,060
Everbridge, Inc.(b)	2,745	420,616
F5 Networks, Inc.(b)	2,130	404,657
Fair Isaac Corp.(b)	602	275,445
Fastly, Inc., Class A(b)(c)	3,740	275,189
Fidelity National Information Services, Inc.	2,058	284,004
FireEye, Inc.(b)	26,528	512,521
First Solar, Inc.(b)	15,639	1,267,072
Fiserv, Inc.(b)	2,647	305,384
Five9, Inc.(b)	2,284	423,088
FleetCor Technologies, Inc.(b)	1,120	310,587
FLIR Systems, Inc.	7,269	388,165
Fortinet, Inc.(b)	2,852	481,560
Gartner, Inc.(b)	2,329	416,984
Genpact Ltd.	7,485	302,693
Global Payments, Inc.	1,582	313,220
Globant S.A. (Argentina)(b)	2,025	434,808
GoDaddy, Inc., Class A(b)	4,291	348,086
Guidewire Software, Inc.(b)	2,979	330,639
Hewlett Packard Enterprise Co.	29,942	435,956
HP, Inc.	15,658	453,612
HubSpot, Inc.(b)	931	479,465
Inphi Corp.(b)	2,431	400,118
Intel Corp.	7,219	438,771
International Business Machines Corp.	2,908	345,848
Intuit, Inc.	1,010	394,041
IPG Photonics Corp.(b)	1,756	399,227
Jabil, Inc.	9,086	392,243
Jack Henry & Associates, Inc.	1,976	293,317
Jamf Holding Corp.(b)	11,472	429,053
JFrog Ltd. (Israel)(b)(c)	5,326	284,888
Juniper Networks, Inc.	99,672	2,320,364
Keysight Technologies, Inc.(b)	2,445	346,016

	Shares	Value
Information Technology-(continued)
KLA Corp.	1,408	$438,212
Lam Research Corp.	734	416,317
Littelfuse, Inc.	1,245	323,974
Lumentum Holdings, Inc.(b)	24,737	2,226,330
Manhattan Associates, Inc.(b)	3,587	441,022
Marvell Technology Group Ltd.	8,454	408,159
Mastercard, Inc., Class A	933	330,142
Maxim Integrated Products, Inc.	4,289	399,606
McAfee Corp., Class A(c)	22,753	470,987
Medallia, Inc.(b)	10,834	437,369
Microchip Technology, Inc.	2,585	394,549
Micron Technology, Inc.(b)	5,105	467,261
Microsoft Corp.	1,727	401,320
MKS Instruments, Inc.	2,037	335,901
MongoDB, Inc.(b)	1,140	439,960
Monolithic Power Systems, Inc.	1,182	442,683
Motorola Solutions, Inc.	12,735	2,234,738
National Instruments Corp.	9,154	406,438
nCino, Inc.(b)	4,479	306,274
NCR Corp.(b)	10,748	373,600
NetApp, Inc.	5,940	371,844
New Relic, Inc.(b)	5,581	341,222
NortonLifeLock, Inc.	18,590	362,691
Nuance Communications, Inc.(b)	8,494	378,832
Nutanix, Inc., Class A(b)	11,719	354,910
NVIDIA Corp.	695	381,263
Okta, Inc.(b)	1,453	379,887
ON Semiconductor Corp.(b)	11,887	478,690
Oracle Corp.	6,096	393,253
PagerDuty, Inc.(b)	8,450	378,053
Palo Alto Networks, Inc.(b)	1,180	422,806
Paychex, Inc.	3,353	305,358
Paycom Software, Inc.(b)	839	313,987
Paylocity Holding Corp.(b)	1,620	309,728
PayPal Holdings, Inc.(b)	1,408	365,869
Pegasystems, Inc.	2,928	387,521
Pluralsight, Inc., Class A(b)	16,144	332,405
Proofpoint, Inc.(b)	3,126	377,996
PTC, Inc.(b)	3,211	439,714
Pure Storage, Inc., Class A(b)	16,623	388,646
Qorvo, Inc.(b)	2,297	401,355
QUALCOMM, Inc.	2,333	317,731
RealPage, Inc.(b)	9,496	824,063
RingCentral, Inc., Class A(b)	1,054	398,581
Sabre Corp.	27,826	408,764
salesforce.com, inc.(b)	1,636	354,194
ServiceNow, Inc.(b)	671	357,952
Skyworks Solutions, Inc.	2,489	442,594
Slack Technologies, Inc., Class A(b)	8,567	350,647
Smartsheet, Inc., Class A(b)	5,260	364,255
SolarEdge Technologies, Inc.(b)	4,930	1,470,668
SolarWinds Corp.(b)	15,461	250,314
Splunk, Inc.(b)	2,366	338,362
Square, Inc., Class A(b)	1,396	321,122
SS&C Technologies Holdings, Inc.	5,020	332,726
StoneCo Ltd., Class A (Brazil)(b)	4,098	351,649
Switch, Inc., Class A	23,069	400,016
SYNNEX Corp.	4,528	403,716
Synopsys, Inc.(b)	1,561	382,773
Teradata Corp.(b)	15,467	620,227

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
Teradyne, Inc.	3,131	$402,678
Texas Instruments, Inc.	2,247	387,091
Trade Desk, Inc. (The), Class A(b)	350	281,887
Trimble, Inc.(b)	4,889	362,470
Twilio, Inc., Class A(b)	1,090	428,239
Tyler Technologies, Inc.(b)	798	369,809
Ubiquiti, Inc.	8,394	2,677,014
Unity Software, Inc.(b)(c)	2,299	247,441
Universal Display Corp.	1,569	332,142
VeriSign, Inc.(b)	1,749	339,358
ViaSat, Inc.(b)(c)	63,641	3,254,601
Visa, Inc., Class A	1,458	309,665
VMware, Inc., Class A(b)(c)	2,551	352,574
Vontier Corp.(b)	10,271	322,509
Western Digital Corp.	7,039	482,383
Western Union Co. (The)	13,938	323,640
WEX, Inc.(b)	1,616	336,694
Workday, Inc., Class A(b)	1,669	409,205
Xerox Holdings Corp.	15,888	404,826
Xilinx, Inc.	2,517	327,965
Zebra Technologies Corp., Class A(b)	804	401,542
Zendesk, Inc.(b)	2,628	384,056
Zoom Video Communications, Inc., Class A(b)	925	345,589
Zscaler, Inc.(b)	2,009	411,905

		89,342,011

Materials-9.30%
Air Products and Chemicals, Inc.	5,323	1,360,665
Albemarle Corp.	10,100	1,587,821
Amcor PLC	26,497	289,877
AptarGroup, Inc.	2,342	304,624
Ardagh Group S.A	17,114	433,669
Ashland Global Holdings, Inc.	18,665	1,570,100
Avery Dennison Corp.	9,484	1,661,692
Axalta Coating Systems Ltd.(b)	10,678	291,937
Ball Corp.	3,288	280,762
Berry Global Group, Inc.(b)	5,751	318,605
Cabot Corp.	34,121	1,679,777
Celanese Corp.	10,911	1,515,647
CF Industries Holdings, Inc.	36,585	1,656,569
Chemours Co. (The)	53,736	1,264,408
Corteva, Inc.	24,822	1,120,713
Crown Holdings, Inc.(b)	3,130	299,103
Dow, Inc.	26,256	1,557,243
DuPont de Nemours, Inc.	4,595	323,120
Eagle Materials, Inc.	3,134	392,941
Eastman Chemical Co.	13,886	1,517,184
Ecolab, Inc.	6,301	1,319,177
Element Solutions, Inc.	90,918	1,641,070
FMC Corp.	12,151	1,235,635
Freeport-McMoRan, Inc.(b)	57,491	1,949,520
Graphic Packaging Holding Co.	18,644	295,880
Huntsman Corp.	55,640	1,518,972
International Flavors & Fragrances, Inc.	12,694	1,720,164
International Paper Co.	29,416	1,460,504
Linde PLC (United Kingdom)	5,698	1,391,851
LyondellBasell Industries N.V., Class A	16,245	1,674,697
Martin Marietta Materials, Inc.	1,147	386,390
Mosaic Co. (The)	64,167	1,886,510
NewMarket Corp.	3,643	1,380,624

	Shares	Value
Materials-(continued)
Newmont Corp.	24,173	$1,314,528
Nucor Corp.	25,081	1,500,346
Olin Corp.	60,124	1,860,237
Packaging Corp. of America	2,258	298,101
PPG Industries, Inc.	2,142	288,785
Reliance Steel & Aluminum Co.	11,700	1,546,740
Royal Gold, Inc.	12,953	1,343,356
RPM International, Inc.	3,510	279,536
Scotts Miracle-Gro Co. (The)	7,625	1,625,269
Sealed Air Corp.	6,718	281,484
Sherwin-Williams Co. (The)	413	280,981
Silgan Holdings, Inc.	8,670	325,645
Sonoco Products Co.	4,942	294,395
Southern Copper Corp. (Peru)	24,083	1,717,840
Steel Dynamics, Inc.	36,161	1,503,574
Valvoline, Inc.	60,771	1,516,844
Vulcan Materials Co.	2,224	371,386
W.R. Grace & Co.	25,595	1,516,760
Westlake Chemical Corp.	17,043	1,458,710
Westrock Co.	6,963	303,517

		56,915,485

Real Estate-8.52%
Alexandria Real Estate Equities, Inc.	3,784	604,267
American Campus Communities, Inc.	15,260	625,050
American Homes 4 Rent, Class A	22,335	695,512
American Tower Corp.	2,958	639,313
Americold Realty Trust	19,283	675,676
Apartment Investment & Management Co.	15,919	75,774
Apple Hospitality REIT, Inc.	49,662	707,684
AvalonBay Communities, Inc.	4,000	703,000
Boston Properties, Inc.	6,376	632,053
Brandywine Realty Trust	55,800	682,434
Brixmor Property Group, Inc.	40,168	790,506
Brookfield Property REIT, Inc., Class A(c)	40,895	715,663
Camden Property Trust	6,757	703,742
CBRE Group, Inc., Class A(b)	9,771	740,349
CoreSite Realty Corp.	5,471	665,875
Corporate Office Properties Trust	25,282	657,332
Cousins Properties, Inc.	19,110	640,949
Crown Castle International Corp.	4,129	643,092
CubeSmart	19,948	737,278
CyrusOne, Inc.	9,699	636,545
Digital Realty Trust, Inc.	4,993	672,707
Douglas Emmett, Inc.	20,603	674,748
Duke Realty Corp.	16,982	666,544
Empire State Realty Trust, Inc., Class A	65,757	723,985
EPR Properties	19,169	866,055
Equinix, Inc.	956	619,813
Equity Commonwealth	24,588	693,627
Equity LifeStyle Properties, Inc.	10,904	672,232
Equity Residential	10,846	709,437
Essex Property Trust, Inc.	2,632	670,607
Extra Space Storage, Inc.	5,900	741,630
Federal Realty Investment Trust	7,099	718,206
First Industrial Realty Trust, Inc.	15,801	674,861
Gaming and Leisure Properties, Inc.	15,327	680,519
Healthcare Trust of America, Inc., Class A	25,041	680,114
Healthpeak Properties, Inc.	21,968	639,049
Highwoods Properties, Inc.	16,438	656,862

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Real Estate-(continued)
Host Hotels & Resorts, Inc.	43,767	$726,095
Howard Hughes Corp. (The)(b)	8,292	786,662
Hudson Pacific Properties, Inc.	24,867	636,347
Invitation Homes, Inc.	22,452	654,251
Iron Mountain, Inc.	21,422	745,271
JBG SMITH Properties.	20,535	651,986
Jones Lang LaSalle, Inc.(b)	4,246	738,719
Kilroy Realty Corp.	10,637	675,024
Kimco Realty Corp.	43,795	802,762
Lamar Advertising Co., Class A	8,187	708,912
Life Storage, Inc.	8,671	727,497
Medical Properties Trust, Inc.	31,662	683,583
Mid-America Apartment Communities, Inc.	5,397	727,138
National Retail Properties, Inc.	16,478	722,396
Omega Healthcare Investors, Inc.	17,381	645,530
Outfront Media, Inc.	32,353	656,119
Paramount Group, Inc.	69,170	641,206
Park Hotels & Resorts, Inc.	35,730	777,127
Prologis, Inc.	6,671	660,896
Public Storage	2,995	700,650
Rayonier, Inc.	21,321	695,917
Realty Income Corp.	10,822	652,134
Regency Centers Corp.	13,632	746,761
Rexford Industrial Realty, Inc.	13,908	663,690
SBA Communications Corp., Class A	2,356	601,086
Simon Property Group, Inc.	7,173	809,975
SL Green Realty Corp.	11,346	783,668
Spirit Realty Capital, Inc.	16,077	691,633
STORE Capital Corp.	19,943	666,894
Sun Communities, Inc.	4,631	703,680
UDR, Inc.	16,944	697,584
Ventas, Inc.	13,280	702,512
VEREIT, Inc.	17,191	670,449
VICI Properties, Inc.	25,520	727,320
Vornado Realty Trust	16,355	702,284
Weingarten Realty Investors	29,247	742,581
Welltower, Inc.	10,133	688,031
Weyerhaeuser Co.	20,428	691,896
WP Carey, Inc.	9,463	648,594

		52,087,950

Utilities-7.37%
AES Corp. (The)	61,863	1,643,081
Alliant Energy Corp.	24,413	1,126,904
Ameren Corp.	16,384	1,151,304
American Electric Power Co., Inc.	15,356	1,149,397
American Water Works Co., Inc.	8,732	1,238,896
Atmos Energy Corp.	12,906	1,091,977
Avangrid, Inc.	28,717	1,314,090
CenterPoint Energy, Inc.	58,089	1,129,250
CMS Energy Corp.	21,306	1,152,868
Consolidated Edison, Inc.	17,261	1,133,185

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Shares	Value
Utilities-(continued)
Dominion Energy, Inc.	17,046	$1,164,583
DTE Energy Co.	10,482	1,233,941
Duke Energy Corp.	14,182	1,213,837
Edison International	20,140	1,087,359
Entergy Corp.	12,272	1,065,332
Essential Utilities, Inc.	26,358	1,108,617
Evergy, Inc.	22,989	1,232,900
Eversource Energy	14,780	1,174,714
Exelon Corp.	31,544	1,217,598
FirstEnergy Corp.	42,968	1,423,960
Hawaiian Electric Industries, Inc.	33,813	1,182,102
IDACORP, Inc.	13,641	1,176,400
MDU Resources Group, Inc.	12,350	347,035
National Fuel Gas Co.	30,078	1,366,744
NextEra Energy, Inc.	17,642	1,296,334
NiSource, Inc.	57,605	1,244,268
NRG Energy, Inc.	38,094	1,390,812
OGE Energy Corp.	39,156	1,146,096
PG&E Corp.(b)	105,333	1,107,050
Pinnacle West Capital Corp.	16,119	1,127,202
PPL Corp.	46,250	1,211,288
Public Service Enterprise Group, Inc.	22,969	1,236,421
Sempra Energy	9,848	1,142,171
Southern Co. (The)	21,500	1,219,480
UGI Corp.	36,558	1,400,537
Vistra Corp.	68,677	1,184,678
WEC Energy Group, Inc.	13,761	1,109,687
Xcel Energy, Inc.	19,434	1,138,638

		45,080,736

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $489,839,007)		611,055,762

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.17%
Invesco Private Government Fund, 0.01%(d)(f)(g)	5,161,368	5,161,368
Invesco Private Prime Fund, 0.11%(d)(f)(g)	8,107,363	8,110,606

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,271,974)		13,271,974

TOTAL INVESTMENTS IN SECURITIES-102.08% (Cost $503,110,981)		624,327,736
OTHER ASSETS LESS LIABILITIES-(2.08)%		(12,746,726)

NET ASSETS-100.00%.		$611,581,010

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 28, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2021	Dividend Income
Invesco Ltd.	$185,854	$146,618	$(157,803)	$359,912	$(69,680)	$464,901	$7,362
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	7,171,171	(7,171,171)	-	-	-	34
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	1,654,460	(1,654,460)	-	-	-	2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,244,822	25,611,883	(27,695,337)	-	-	5,161,368	757	*
Invesco Private Prime Fund	2,301,736	27,564,395	(21,756,559)	-	1,034	8,110,606	3,737	*

Total	$9,732,412	$62,148,527	$(58,435,330)	$359,912	$(68,646)	$13,736,875	$11,892

* Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations.    Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e) Restricted security. The value of this security at February 28, 2021 represented less than 1% of the Fund’s Net Assets.

(f) The rate shown is the 7-day SEC standardized yield as of February 28, 2021.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the    borrower’s return of the securities loaned. See Note 2J.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Information Technology	14.61

Industrials	9.89

Financials	9.75

Health Care	9.42

Materials	9.30

Energy	9.18

Real Estate	8.52

Consumer Staples	8.11

Utilities	7.37

Communication Services	7.10

Consumer Discretionary	6.66

Money Market Funds Plus Other Assets Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-3.97%
Activision Blizzard, Inc.	279	$26,675
Alphabet, Inc., Class A(b)	6	12,132
Alphabet, Inc., Class C(b)	6	12,221
Altice USA, Inc., Class A(b)	627	21,074
AT&T, Inc.	745	20,778
Cable One, Inc.	11	21,063
Charter Communications, Inc., Class A(b)	33	20,243
Comcast Corp., Class A	425	22,406
Electronic Arts, Inc.	170	22,775
Liberty Broadband Corp., Class A(b)	26	3,779
Liberty Broadband Corp., Class C(b)	245	36,630
Netflix, Inc.(b)	44	23,709
New York Times Co. (The), Class A	489	25,022
Take-Two Interactive Software, Inc.(b)	121	22,320
T-Mobile US, Inc.(b)	164	19,675
United States Cellular Corp.(b)	696	20,483
Verizon Communications, Inc.	353	19,521

		350,506

Consumer Discretionary-4.79%
Amazon.com, Inc.(b)	7	21,651
AutoZone, Inc.(b)	19	22,038
Columbia Sportswear Co.	264	27,210
Dollar General Corp.	101	19,088
Dollar Tree, Inc.(b)	195	19,149
Domino’s Pizza, Inc.	56	19,405
frontdoor, inc.(b)	466	24,404
Garmin Ltd.	184	22,820
Grand Canyon Education, Inc.(b)	266	27,848
Hasbro, Inc.	231	21,647
Home Depot, Inc. (The)	81	20,926
McDonald’s Corp.	103	21,232
NIKE,Inc.,Class B	160	21,565
Pool Corp.	65	21,760
Service Corp. International	444	21,205
Terminix Global Holdings, Inc.(b)	448	20,164
TJX Cos., Inc. (The)	334	22,041
Tractor Supply Co.	159	25,275
Yum China Holdings, Inc. (China)	383	22,919

		422,347

Consumer Staples-9.68%
Altria Group, Inc.	542	23,631
Archer-Daniels-Midland Co.	439	24,839
Boston Beer Co., Inc. (The), Class A(b)	24	24,689
Brown-Forman Corp., Class A	55	3,662
Brown-Forman Corp., Class B	221	15,819
Bunge Ltd.	370	28,335
Campbell Soup Co.	442	20,102
Casey’s General Stores, Inc.	119	24,033
Church & Dwight Co., Inc.	252	19,845
Clorox Co. (The)	109	19,734
Coca-Cola Co. (The)	416	20,380
Colgate-Palmolive Co.	253	19,026
Conagra Brands, Inc.	616	20,901
Costco Wholesale Corp.	57	18,867
Estee Lauder Cos., Inc. (The), Class A	89	25,442
Flowers Foods, Inc.	980	21,315

	Shares	Value
Consumer Staples-(continued)
General Mills, Inc.	360	$19,804
Grocery Outlet Holding Corp.(b)	576	20,730
Hain Celestial Group, Inc. (The)(b)	584	24,633
Hershey Co. (The)	146	21,265
Hormel Foods Corp.	471	21,840
Ingredion, Inc.	285	25,707
JM Smucker Co. (The)	189	21,168
Kellogg Co.	346	19,968
Keurig Dr Pepper, Inc.	721	22,005
Kimberly-Clark Corp.	157	20,148
Kroger Co. (The)	672	21,645
McCormick & Co., Inc.	237	19,974
Mondelez International, Inc., Class A	374	19,882
Monster Beverage Corp.(b)	252	22,110
PepsiCo, Inc.	150	19,379
Philip Morris International, Inc.	278	23,358
Pilgrim’s Pride Corp.(b)	1,113	24,920
Post Holdings, Inc.(b)	238	22,862
Procter & Gamble Co. (The)	157	19,394
Seaboard Corp.	7	23,192
Sprouts Farmers Market, Inc.(b)	1,046	22,081
Tyson Foods, Inc., Class A	328	22,196
Walgreens Boots Alliance, Inc.	555	26,601
Walmart, Inc.	145	18,838

		854,320

Energy-0.27%

Cabot Oil & Gas Corp.	1,296	23,989

Financials-12.90%
Allstate Corp. (The)	209	22,279
American Financial Group, Inc.	244	26,035
American National Group, Inc.	255	22,955
Aon PLC, Class A	104	23,682
Arch Capital Group Ltd.(b)	655	23,462
Ares Management Corp., Class A	473	24,587
Arthur J. Gallagher & Co.	190	22,762
Assurant, Inc.	165	20,331
Bank of New York Mellon Corp. (The)	553	23,314
Berkshire Hathaway, Inc., Class B(b)	96	23,089
BlackRock, Inc.	31	21,529
Brown & Brown, Inc.	482	22,124
Cboe Global Markets, Inc.	234	23,157
Charles Schwab Corp. (The)	432	26,663
Chubb Ltd.	144	23,412
Cincinnati Financial Corp.	276	27,012
CME Group, Inc., Class A	120	23,964
CNA Financial Corp.	620	26,375
Commerce Bancshares, Inc.	343	25,392
Erie Indemnity Co., Class A	100	24,210
Everest Re Group Ltd.	95	22,972
FactSet Research Systems, Inc.	65	19,754
First Republic Bank.	165	27,184
Interactive Brokers Group, Inc., Class A	401	29,028
Intercontinental Exchange, Inc.	207	22,834
Kemper Corp.	288	21,779
Markel Corp.(b)	22	23,954
MarketAxess Holdings, Inc.	41	22,794
Marsh & McLennan Cos., Inc.	188	21,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Financials-(continued)
Mercury General Corp.	492	$28,733
Moody’s Corp.	78	21,441
MSCI, Inc.	53	21,970
Nasdaq, Inc.	168	23,233
New York Community Bancorp, Inc.	2,208	26,960
Northern Trust Corp.	231	21,975
Old Republic International Corp.	1,173	22,674
Progressive Corp. (The)	244	20,972
RenaissanceRe Holdings Ltd. (Bermuda)	130	21,707
S&P Global, Inc.	65	21,408
SEI Investments Co.	395	22,120
TFS Financial Corp.	1,262	24,647
Tradeweb Markets, Inc., Class A	375	27,296
Travelers Cos., Inc. (The)	162	23,571
U.S. Bancorp	495	24,750
Virtu Financial, Inc., Class A	953	25,988
W.R. Berkley Corp.	323	22,394
White Mountains Insurance Group Ltd.	22	26,291
Willis Towers Watson PLC	102	22,505

		1,138,929

Health Care-17.74%
Abbott Laboratories.	201	24,076
AbbVie, Inc.	207	22,302
Agilent Technologies, Inc.	192	23,437
Alexion Pharmaceuticals, Inc.(b)	177	27,037
Amedisys, Inc.(b)	88	22,320
Amgen, Inc.	96	21,592
Baxter International, Inc.	284	22,064
Becton, Dickinson and Co.	90	21,704
Biogen, Inc.(b)	88	24,013
BioMarin Pharmaceutical, Inc.(b)	275	21,293
Bio-Rad Laboratories, Inc., Class A(b)	40	23,380
Bio-Techne Corp.	73	26,403
Boston Scientific Corp.(b)	647	25,091
Cardinal Health, Inc.	395	20,350
Centene Corp.(b)	340	19,904
Cerner Corp.	287	19,843
Charles River Laboratories International, Inc.(b)	93	26,611
Chemed Corp.	46	20,480
Cigna Corp.	103	21,620
Cooper Cos., Inc. (The)	66	25,485
CVS Health Corp.	315	21,461
Danaher Corp.	98	21,528
DaVita, Inc.(b)	200	20,426
DexCom, Inc.(b)	66	26,254
Eli Lilly and Co.	151	30,938
Encompass Health Corp.	277	22,282
Exelixis, Inc.(b)	1,145	24,801
Gilead Sciences, Inc.	355	21,797
Globus Medical, Inc., Class A(b)	370	23,125
Haemonetics Corp.(b)	192	24,288
Henry Schein, Inc.(b)	326	20,163
Hill-Rom Holdings, Inc.	230	24,534
Horizon Therapeutics PLC(b)	317	28,818
Humana, Inc.	54	20,501
ICU Medical, Inc.(b)	114	23,655
IDEXX Laboratories, Inc.(b)	48	24,968
Illumina, Inc.(b)	64	28,122
Insulet Corp.(b)	85	22,024

	Shares	Value
Health Care-(continued)
Intuitive Surgical, Inc.(b)	29	$21,367
Ionis Pharmaceuticals, Inc.(b)	428	22,427
Jazz Pharmaceuticals PLC(b)	153	25,710
Johnson & Johnson	148	23,452
Masimo Corp.(b)	86	21,563
McKesson Corp.	120	20,342
Medtronic PLC	191	22,341
Merck & Co., Inc.	265	19,244
Mettler-Toledo International, Inc.(b)	19	21,205
Molina Healthcare, Inc.(b)	105	22,760
Neurocrine Biosciences, Inc.(b)	227	24,859
Novocure Ltd.(b)	169	25,198
PerkinElmer, Inc.	159	20,048
Pfizer, Inc.	531	17,783
Premier, Inc., Class A	619	20,935
QIAGEN N.V.(b)(c)	454	22,700
Quidel Corp.(b)	109	17,904
Regeneron Pharmaceuticals, Inc.(b)	43	19,375
Repligen Corp.(b)	116	24,637
ResMed, Inc.	105	20,242
Seagen, Inc.(b)	124	18,738
STERIS PLC	114	19,927
Stryker Corp.	94	22,813
Thermo Fisher Scientific, Inc.	46	20,704
United Therapeutics Corp.(b)	166	27,752
UnitedHealth Group, Inc.	63	20,930
Veeva Systems, Inc., Class A(b)	81	22,689
Vertex Pharmaceuticals, Inc.(b)	96	20,405
Waters Corp.(b)	93	25,471
West Pharmaceutical Services, Inc.	79	22,171
Zoetis, Inc.	137	21,268

		1,565,650

Industrials-14.84%
3M Co.	127	22,233
A.O. Smith Corp.	403	23,926
Allison Transmission Holdings, Inc.	535	20,287
AMERCO	52	29,885
Booz Allen Hamilton Holding Corp.	246	18,976
BWX Technologies, Inc.	390	22,624
C.H. Robinson Worldwide, Inc.	235	21,350
CACI International, Inc., Class A(b)	90	19,921
Carlisle Cos., Inc.	148	21,497
Caterpillar, Inc.	126	27,201
CoStar Group, Inc.(b)	25	20,594
Cummins, Inc.	97	24,560
Deere & Co.	84	29,326
Eaton Corp. PLC	185	24,085
Expeditors International of Washington, Inc.	246	22,593
Fastenal Co.	456	21,145
FedEx Corp.	76	19,342
FTI Consulting, Inc.(b)	211	24,170
Generac Holdings, Inc.(b)	105	34,604
General Dynamics Corp.	143	23,376
Graco, Inc.	326	22,608
GrafTech International Ltd.	2,545	30,107
Hubbell, Inc.	138	24,496
Huntington Ingalls Industries, Inc.	133	23,396
IDEX Corp.	116	22,640
Illinois Tool Works, Inc.	106	21,431

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
J.B. Hunt Transport Services, Inc.	161	$23,646
Jacobs Engineering Group, Inc.	204	23,476
Kansas City Southern	115	24,419
Knight-Swift Transportation Holdings, Inc.	523	22,594
L3Harris Technologies, Inc.	115	20,920
Landstar System, Inc.	167	26,743
Leidos Holdings, Inc.	210	18,575
Lennox International, Inc.	78	21,822
Lockheed Martin Corp.	60	19,815
Mercury Systems, Inc.(b)	306	20,000
MSA Safety, Inc.	146	23,505
MSC Industrial Direct Co., Inc., Class A	264	22,738
Nordson Corp.	110	21,165
Northrop Grumman Corp.	73	21,291
Old Dominion Freight Line, Inc.	106	22,766
PACCAR, Inc.	250	22,747
Quanta Services, Inc.	322	27,000
Republic Services, Inc.	230	20,491
Rollins, Inc.	589	19,537
Roper Technologies, Inc.	53	20,014
Schneider National, Inc., Class B	1,029	23,801
Science Applications International Corp.	230	19,810
Teledyne Technologies, Inc.(b)	57	21,147
Toro Co. (The)	244	24,588
Trane Technologies PLC	151	23,139
United Parcel Service, Inc., Class B	130	20,518
Valmont Industries, Inc.	133	31,458
Verisk Analytics, Inc.	111	18,187
Waste Management, Inc.	185	20,515
Watsco, Inc.	98	23,824
Xylem, Inc.	229	22,799

		1,309,423

Information Technology-14.35%
Accenture PLC, Class A	88	22,079
Adobe, Inc.(b)	46	21,145
Akamai Technologies, Inc.(b)	210	19,845
Amdocs Ltd.	333	25,245
ANSYS, Inc.(b)	65	22,164
Arista Networks, Inc.(b)	81	22,667
Automatic Data Processing, Inc.	128	22,275
Black Knight, Inc.(b)	243	18,636
Broadridge Financial Solutions, Inc.	149	21,231
Cadence Design Systems, Inc.(b)	187	26,384
CDW Corp.	168	26,357
Ciena Corp.(b)	475	24,781
Cirrus Logic, Inc.(b)	272	22,244
Cisco Systems, Inc.	494	22,166
Citrix Systems, Inc.	173	23,109
Dell Technologies, Inc., Class C(b)	312	25,294
Dolby Laboratories, Inc., Class A	241	23,529
Dropbox, Inc., Class A(b)	1,098	24,754
Entegris, Inc.	233	24,514
EPAM Systems, Inc.(b)	68	25,405
Fiserv, Inc.(b)	188	21,690
Fortinet, Inc.(b)	179	30,224
HP, Inc.	967	28,014
Intel Corp.	443	26,926
International Business Machines Corp.	174	20,694
Intuit, Inc.	61	23,799

	Shares	Value
Information Technology-(continued)
IPG Photonics Corp.(b)	106	$24,099
Jack Henry & Associates, Inc.	138	20,485
Keysight Technologies, Inc.(b)	178	25,191
KLA Corp.	85	26,455
Lam Research Corp.	46	26,091
Lumentum Holdings, Inc.(b)	249	22,410
Marvell Technology Group Ltd.	475	22,933
Micron Technology, Inc.(b)	319	29,198
Microsoft Corp.	101	23,470
Monolithic Power Systems, Inc.	68	25,467
Motorola Solutions, Inc.	128	22,461
NortonLifeLock, Inc.	1,189	23,197
NVIDIA Corp.	40	21,943
Oracle Corp.	367	23,675
Paychex, Inc.	235	21,401
RealPage, Inc.(b)	321	27,856
ServiceNow, Inc.(b)	42	22,405
Skyworks Solutions, Inc.	153	27,206
SolarWinds Corp.(b)	956	15,478
Switch, Inc., Class A	1,355	23,496
Synopsys, Inc.(b)	98	24,031
Texas Instruments, Inc.	135	23,256
Tyler Technologies, Inc.(b)	52	24,098
VeriSign, Inc.(b)	110	21,343
Visa, Inc., Class A	104	22,089
VMware, Inc., Class A(b)(c)	156	21,561
Xilinx, Inc.	150	19,545
Zoom Video Communications, Inc., Class A(b)	54	20,175

		1,266,186

Materials-5.31%
Air Products and Chemicals, Inc.	80	20,450
Amcor PLC	1,890	20,677
AptarGroup, Inc.	173	22,502
Avery Dennison Corp.	144	25,230
Ball Corp.	232	19,810
Corteva, Inc.	578	26,097
Crown Holdings, Inc.(b)	224	21,405
FMC Corp.	186	18,914
Graphic Packaging Holding Co.	1,375	21,821
International Paper Co.	435	21,598
Linde PLC (United Kingdom)	87	21,252
Martin Marietta Materials, Inc.	80	26,950
NewMarket Corp.	58	21,981
Newmont Corp.	367	19,957
Packaging Corp. of America	165	21,783
Reliance Steel & Aluminum Co.	185	24,457
RPM International, Inc.	249	19,830
Sherwin-Williams Co. (The)	31	21,091
Silgan Holdings, Inc.	651	24,452
Sonoco Products Co.	376	22,398
Vulcan Materials Co.	157	26,217

		468,872

Real Estate-9.32%
Alexandria Real Estate Equities, Inc.	131	20,919
American Homes 4 Rent, Class A	753	23,448
American Tower Corp.	95	20,532
Americold Realty Trust	654	22,916
Camden Property Trust	222	23,121
CoreSite Realty Corp.	181	22,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Real Estate-(continued)
Corporate Office Properties Trust	825	$21,450
Crown Castle International Corp.	130	20,248
CubeSmart	686	25,355
Digital Realty Trust, Inc.	164	22,096
Douglas Emmett, Inc.	692	22,663
Duke Realty Corp.	585	22,961
Equinix, Inc.	32	20,747
Equity Commonwealth.	826	23,302
Equity LifeStyle Properties, Inc.	369	22,749
Equity Residential.	366	23,940
Essex Property Trust, Inc.	89	22,676
Extra Space Storage, Inc.	196	24,637
First Industrial Realty Trust, Inc.	523	22,337
Healthcare Trust of America, Inc., Class A	840	22,814
Healthpeak Properties, Inc.	735	21,381
Invitation Homes, Inc.	751	21,884
Iron Mountain, Inc.	805	28,006
JBG SMITH Properties	687	21,812
Kilroy Realty Corp.	351	22,275
Life Storage, Inc.	303	25,422
Medical Properties Trust, Inc.	1,127	24,332
Mid-America Apartment Communities, Inc.	179	24,117
Prologis, Inc.	223	22,093
Public Storage.	97	22,692
Rayonier, Inc.	783	25,557
Realty Income Corp.	357	21,513
Rexford Industrial Realty, Inc.	466	22,238
Sun Communities, Inc.	155	23,552
UDR, Inc.	561	23,096
WP Carey, Inc.	313	21,453

		822,364

Utilities-6.77%
Alliant Energy Corp.	404	18,649
Ameren Corp.	276	19,395
American Electric Power Co., Inc.	252	18,862
American Water Works Co., Inc.	140	19,863
Atmos Energy Corp.	225	19,037
Avangrid, Inc.	463	21,187
CMS Energy Corp.	351	18,993
Consolidated Edison, Inc.	281	18,448
Dominion Energy, Inc.	270	18,446
DTE Energy Co.	171	20,130
Duke Energy Corp.	231	19,771
Edison International	349	18,843
Entergy Corp.	200	17,362

	Shares	Value
Utilities-(continued)
Essential Utilities, Inc.	458	$19,263
Evergy, Inc.	386	20,701
Eversource Energy	246	19,552
Exelon Corp.	521	20,111
FirstEnergy Corp.	809	26,810
Hawaiian Electric Industries, Inc.	597	20,871
IDACORP, Inc.	239	20,611
MDU Resources Group, Inc.	886	24,897
NextEra Energy, Inc.	292	21,456
Pinnacle West Capital Corp.	266	18,601
PPL Corp.	760	19,904
Public Service Enterprise Group, Inc.	376	20,240
Sempra Energy.	165	19,137
Southern Co. (The)	350	19,852
Vistra Corp.	1,174	20,252
WEC Energy Group, Inc.	226	18,225
Xcel Energy, Inc.	316	18,514

		597,983

Total Common Stocks & Other Equity Interests (Cost $7,905,563)		8,820,569

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $3,835)	3,835	3,835

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $7,909,398)		8,824,404

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.52%
Invesco Private Government Fund, 0.01%(d)(e)(f)	18,248	18,248
Invesco Private Prime Fund, 0.11%(d)(e)(f)	27,361	27,372

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $45,620)		45,620

TOTAL INVESTMENTS IN SECURITIES-100.50% (Cost $7,955,018)		8,870,024
OTHER ASSETS LESS LIABILITIES-(0.50)%		(43,989)

NET ASSETS-100.00%		$8,826,035

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)–(continued)

February 28, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$182,613	$(178,778)	$-	$-	$3,835	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	87,386	(87,386)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	41,433	318,888	(342,073)	-	-	18,248	4	*
Invesco Private Prime Fund	13,298	373,679	(359,609)	-	4	27,372	19	*

Total	$54,731	$962,566	$(967,846)	$-	$4	$49,455	$24

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Health Care	17.74

Industrials	14.84

Information Technology	14.35

Financials	12.90

Consumer Staples	9.68

Real Estate	9.32

Utilities	6.77

Materials	5.31

Consumer Discretionary	4.79

Communication Services	3.97

Energy	0.27

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500 Enhanced Value ETF (SPVU)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-6.91%
AT&T, Inc.	141,456	$3,945,208
Discovery, Inc., Class C(b)	8,462	380,790
DISH Network Corp., Class A(b)(c)	7,256	228,636
Fox Corp., Class A	10,113	336,864
Lumen Technologies, Inc.	53,937	662,886
ViacomCBS, Inc., Class B	18,438	1,189,067

		6,743,451

Consumer Discretionary-9.63%
Best Buy Co., Inc.	6,948	697,232
BorgWarner, Inc.	6,783	305,235
D.R. Horton, Inc.	9,460	727,190
Ford Motor Co.	193,141	2,259,750
General Motors Co.	50,164	2,574,918
Hanesbrands, Inc.	10,040	177,608
Lennar Corp., Class A	9,987	828,621
LKQ Corp.(b)	7,700	303,303
MGM Resorts International	10,031	379,072
Mohawk Industries, Inc.(b)	2,020	353,480
PulteGroup, Inc.	8,831	398,366
Whirlpool Corp.	2,040	387,763

		9,392,538

Consumer Staples-6.58%
Archer-Daniels-Midland Co.	24,814	1,403,976
JM Smucker Co. (The)	3,080	344,960
Kraft Heinz Co. (The)	20,342	740,042
Kroger Co. (The)	40,516	1,305,020
Molson Coors Beverage Co., Class B	7,770	345,377
Tyson Foods, Inc., Class A	11,666	789,438
Walgreens Boots Alliance, Inc.	31,099	1,490,575

		6,419,388

Energy-9.82%
Exxon Mobil Corp.	103,945	5,651,490
HollyFrontier Corp.	6,716	254,402
Marathon Petroleum Corp.	16,382	894,785
Phillips 66	15,771	1,309,781
Valero Energy Corp.	18,992	1,462,004

		9,572,462

Financials-41.79%
Aflac, Inc.	16,468	788,653
Allstate Corp. (The)	8,294	884,140
American International Group, Inc.	18,325	805,384
Assurant, Inc.	1,370	168,811
Bank of America Corp.	152,011	5,276,302
Bank of New York Mellon Corp. (The)	19,788	834,262
Berkshire Hathaway, Inc., Class B(b)	19,559	4,704,135
Capital One Financial Corp.	9,486	1,140,122
Chubb Ltd.	7,960	1,294,137
Cincinnati Financial Corp.	2,695	263,760
Citigroup, Inc.	53,362	3,515,489
Citizens Financial Group, Inc.	9,816	426,407
Comerica, Inc.	2,828	192,587
Everest Re Group Ltd.	983	237,699
Fifth Third Bancorp	14,770	512,371
Franklin Resources, Inc.	5,097	133,389

	Shares	Value
Financials-(continued)
Globe Life, Inc.	1,874	$175,032
Goldman Sachs Group, Inc. (The)	7,002	2,236,999
Hartford Financial Services Group, Inc. (The)	9,883	500,969
Huntington Bancshares, Inc.	17,244	264,523
Invesco Ltd., (Acquired 12/12/2018 - 02/26/2021; Cost $166,747)(d)(e)	9,422	211,241
KeyCorp	19,948	401,753
Lincoln National Corp.	5,926	337,012
Loews Corp.	5,200	248,612
M&T Bank Corp.	2,448	369,501
MetLife, Inc.	26,525	1,527,840
Morgan Stanley	28,110	2,160,816
People’s United Financial, Inc.	10,477	187,957
PNC Financial Services Group, Inc. (The)	8,215	1,383,077
Principal Financial Group, Inc.	7,090	401,152
Progressive Corp. (The)	9,599	825,034
Prudential Financial, Inc.	12,364	1,072,206
Regions Financial Corp.	19,018	392,341
State Street Corp.	7,257	528,092
Synchrony Financial.	8,305	321,237
Travelers Cos., Inc. (The)	5,563	809,417
Truist Financial Corp.	25,920	1,476,403
Unum Group	8,128	215,229
Wells Fargo & Co.	92,832	3,357,734
Zions Bancorporation N.A	3,184	169,293

		40,751,118

Health Care-16.42%
Anthem, Inc.	8,071	2,447,046
Cardinal Health, Inc.	11,720	603,814
Centene Corp.(b)	29,640	1,735,126
Cigna Corp.	14,972	3,142,623
CVS Health Corp.	60,507	4,122,342
Humana, Inc.	3,956	1,501,895
McKesson Corp.	7,228	1,225,291
Perrigo Co. PLC	3,880	156,597
Universal Health Services, Inc., Class B	2,316	290,264
Viatris, Inc.(b)	53,306	791,594

		16,016,592

Industrials-1.12%
Howmet Aerospace, Inc.(b)	9,846	276,771
Huntington Ingalls Industries, Inc.	1,149	202,121
Quanta Services, Inc.	3,573	299,596
Textron, Inc.	6,148	309,490

		1,087,978

Information Technology-3.03%
DXC Technology Co.	5,754	145,116
Hewlett Packard Enterprise Co.	52,580	765,565
HP, Inc.	37,183	1,077,192
Juniper Networks, Inc.	8,715	202,885
Western Digital Corp.	7,963	545,704
Xerox Holdings Corp.	8,726	222,338

		2,958,800

Materials-1.40%
International Paper Co.	9,577	475,498

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P 500 Enhanced Value ETF (SPVU)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Materials-(continued)
Nucor Corp.	8,850	$529,407
Westrock Co.	8,344	363,715

		1,368,620

Real Estate-1.03%
CBRE Group, Inc., Class A(b)	8,271	626,694
Kimco Realty Corp.	12,685	232,516
SL Green Realty Corp.	2,100	145,047

		1,004,257

Utilities-2.13%
Consolidated Edison, Inc.	9,228	605,818
Exelon Corp.	31,568	1,218,525
NRG Energy, Inc.	6,902	251,992

		2,076,335

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $88,265,691)		97,391,539

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.01%
Invesco Private Government Fund, 0.01%(d)(f)(g)	3,625	$3,625
Invesco Private Prime Fund, 0.11%(d)(f)(g)	5,435	5,437

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,062)		9,062

TOTAL INVESTMENTS IN SECURITIES-99.87% (Cost $88,274,753)		97,400,601
OTHER ASSETS LESS LIABILITIES-0.13%		124,289

NET ASSETS-100.00%		$97,524,890

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

				Change in	Realized
	Value	Purchases	Proceeds	Unrealized	Gain	Value	Dividend
	August 31, 2020	at Cost	from Sales	Appreciation	(Loss)	February 28, 2021	Income
Invesco Ltd.	$132,722	$34,839	$(99,724)	$152,498	$(9,094)	$211,241	$3,519
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	1,559,124	(1,559,124)	-	-	-	9
Invesco Premier U.S. Government Money Portfolio, Institutional Class	38,540	570,488	(609,028)	-	-	-	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	470,186	(466,561)	-	-	3,625	2	*
Invesco Private Prime Fund	-	688,001	(682,567)	-	3	5,437	7	*

Total	$171,262	$3,322,638	$(3,417,004)	$152,498	$(9,091)	$220,303	$3,538

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The value of this security at February 28, 2021 represented less than 1% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500 Enhanced Value ETF (SPVU)–(continued)

February 28, 2021

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets)
as of February 28, 2021
Financials	41.79
Health Care	16.42
Energy	9.82
Consumer Discretionary	9.63
Communication Services	6.91
Consumer Staples	6.58
Information Technology	3.03
Sector Types Each Less Than 3%	5.68
Money Market Funds Plus Other Assets Less Liabilities	0.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-6.15%
Alphabet, Inc., Class C(b)	227	$462,367
AT&T, Inc.	18,109	505,060
Charter Communications, Inc., Class A(b)	823	504,845
Comcast Corp., Class A	8,974	473,109
Electronic Arts, Inc.	3,473	465,278
T-Mobile US, Inc.(b)	3,561	427,213

		2,837,872

Consumer Discretionary-8.70%
Amazon.com, Inc.(b)	146	451,568
AutoZone, Inc.(b)	366	424,531
eBay, Inc.	7,719	435,506
Garmin Ltd.	3,879	481,073
McDonald’s Corp.	2,142	441,552
NIKE,Inc.,Class B	3,112	419,435
O’Reilly Automotive, Inc.(b)	949	424,516
Target Corp.	2,547	467,222
Tractor Supply Co.	2,958	470,204

		4,015,607

Consumer Staples-9.69%
Altria Group, Inc.	11,810	514,916
Archer-Daniels-Midland Co.	8,398	475,159
Campbell Soup Co.	11,451	520,791
Coca-Cola Co. (The)	10,674	522,919
Conagra Brands, Inc.	15,411	522,895
Estee Lauder Cos., Inc. (The), Class A	1,580	451,659
Kroger Co. (The)	15,956	513,943
Monster Beverage Corp.(b)	5,614	492,572
Philip Morris International, Inc.	5,432	456,397

		4,471,251

Financials-10.23%
Allstate Corp. (The)	4,078	434,715
Aon PLC, Class A	2,052	467,261
Arthur J. Gallagher & Co.	3,873	463,985
Berkshire Hathaway, Inc., Class B(b)	2,212	532,008
Cboe Global Markets, Inc.	4,687	463,826
Intercontinental Exchange, Inc.	4,316	476,098
Marsh & McLennan Cos., Inc.	4,495	517,914
Nasdaq, Inc.	3,049	421,646
Progressive Corp. (The)	5,821	500,315
Willis Towers Watson PLC	2,014	444,369

		4,722,137

Health Care-24.33%
Abbott Laboratories	3,735	447,378
AbbVie, Inc.	5,059	545,057
ABIOMED, Inc.(b)	1,303	422,889
Agilent Technologies, Inc.	4,034	492,430
AmerisourceBergen Corp.	4,089	413,889
Amgen, Inc.	2,020	454,338
Becton, Dickinson and Co.	1,990	479,888
Bio-Rad Laboratories, Inc., Class A(b)	705	412,072
Bristol-Myers Squibb Co.	10,335	633,845
Cooper Cos., Inc. (The)	1,213	468,376
CVS Health Corp.	6,328	431,127
Danaher Corp.	2,261	496,674

	Shares	Value
Health Care-(continued)
DaVita, Inc.(b)	3,933	$401,677
IDEXX Laboratories, Inc.(b)	857	445,786
Johnson & Johnson	3,601	570,614
Merck & Co., Inc.	7,703	559,392
Mettler-Toledo International, Inc.(b)	374	417,403
PerkinElmer, Inc.	3,278	413,323
Pfizer, Inc.	14,981	501,714
Quest Diagnostics, Inc.	3,607	416,933
Thermo Fisher Scientific, Inc.	1,010	454,581
Waters Corp.(b)	1,637	448,342
West Pharmaceutical Services, Inc.	1,598	448,479
Zoetis, Inc.	2,930	454,853

		11,231,060

Industrials-24.68%
3M Co.	2,692	471,261
A.O. Smith Corp.	7,796	462,849
C.H. Robinson Worldwide, Inc.	6,063	550,824
Expeditors International of Washington, Inc.	5,949	546,356
Fastenal Co.	9,899	459,017
General Dynamics Corp.	2,805	458,533
IDEX Corp.	2,392	466,847
Illinois Tool Works, Inc.	2,117	428,015
J.B. Hunt Transport Services, Inc.	3,029	444,869
Jacobs Engineering Group, Inc.	3,847	442,713
Johnson Controls International PLC	8,310	463,615
L3Harris Technologies, Inc.	2,367	430,581
Lockheed Martin Corp.	1,306	431,306
Masco Corp.	7,874	419,054
Northrop Grumman Corp.	1,537	448,281
Old Dominion Freight Line, Inc.	2,068	444,144
PACCAR, Inc.	4,904	446,215
Republic Services, Inc.	5,825	518,949
Rollins, Inc.	12,475	413,796
Roper Technologies, Inc.	1,107	418,025
Union Pacific Corp.	2,146	441,990
United Parcel Service, Inc., Class B	2,712	428,035
Verisk Analytics, Inc.	2,495	408,806
W.W. Grainger, Inc.	1,160	432,344
Waste Management, Inc.	4,646	515,195

		11,391,620

Information Technology-12.48%
Accenture PLC, Class A	1,722	432,050
Akamai Technologies, Inc.(b)	4,488	424,116
Amphenol Corp., Class A.	3,427	430,705
Broadridge Financial Solutions, Inc.	3,485	496,578
Cisco Systems, Inc.	9,419	422,631
F5 Networks, Inc.(b)	2,166	411,497
International Business Machines Corp.	3,594	427,434
Juniper Networks, Inc.	19,097	444,578
Motorola Solutions, Inc.	2,302	403,955
Oracle Corp.	7,220	465,762
Texas Instruments, Inc.	2,443	420,856
Tyler Technologies, Inc.(b)	1,162	538,494
Visa, Inc., Class A	2,085	442,833

		5,761,489

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Materials-2.84%
International Flavors & Fragrances, Inc.	3,265	$442,440
Linde PLC (United Kingdom)	1,851	452,144
Sherwin-Williams Co. (The)	610	415,007

		1,309,591

Utilities-0.89%
Public Service Enterprise Group, Inc.	7,655	412,069

TOTAL INVESTMENTS IN SECURITIES-99.99% (Cost $41,212,501)		46,152,696
OTHER ASSETS LESS LIABILITIES-0.01%		6,349

NET ASSETS-100.00%		$46,159,045

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	August 31, 2020	at Cost	from Sales	Appreciation	Gain	February 28, 2021	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$406,045	$(406,045)	$-	$-	$-	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	33,630	(33,630)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,621	797,485	(823,106)	-	-	-	11	*
Invesco Private Prime Fund	8,637	598,646	(607,310)	-	27	-	63	*

Total	$34,258	$1,835,806	$(1,870,091)	$-	$27	$-	$76

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets)
as of February 28, 2021
Industrials	24.68
Health Care	24.33
Information Technology	12.48
Financials	10.23
Consumer Staples	9.69
Consumer Discretionary	8.70
Communication Services	6.15
Sector Types Each Less Than 3%	3.73
Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P 500® High Beta ETF (SPHB)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-0.88%
DISH Network Corp., Class A(b)	265,838	$8,376,555
Consumer Discretionary-17.38%
Aptiv PLC	55,887	8,374,108
Carnival Corp.	552,310	14,774,292
Darden Restaurants, Inc.	73,850	10,141,821
Expedia Group, Inc.	52,360	8,429,960
Gap, Inc. (The)(b)	413,233	10,310,163
L Brands, Inc.	182,858	9,995,018
Leggett & Platt, Inc.	202,347	8,755,555
LKQ Corp.(b)	213,030	8,391,252
MGM Resorts International	295,697	11,174,390
Norwegian Cruise Line Holdings Ltd.(b)(c)	499,206	14,756,529
PulteGroup, Inc.	156,811	7,073,744
PVH Corp.	106,098	10,605,556
Royal Caribbean Cruises Ltd.	156,706	14,615,969
Tapestry, Inc.	251,606	10,602,677
Whirlpool Corp.	39,843	7,573,357
Wynn Resorts Ltd.	77,677	10,232,391

		165,806,782

Consumer Staples-0.88%
Sysco Corp.	105,437	8,395,948

Energy-19.92%
Apache Corp.	634,460	12,517,896
Baker Hughes Co., Class A	376,649	9,220,368
Chevron Corp.	87,110	8,711,000
ConocoPhillips	184,450	9,593,244
Devon Energy Corp.	507,098	10,922,891
Diamondback Energy, Inc.	131,705	9,124,522
EOG Resources, Inc.	128,985	8,327,272
Halliburton Co.	541,308	11,816,754
Hess Corp.	144,716	9,483,239
HollyFrontier Corp.	244,084	9,245,902
Marathon Oil Corp.	953,610	10,585,071
Marathon Petroleum Corp.	195,306	10,667,614
NOV, Inc.	702,694	10,610,679
Occidental Petroleum Corp.	425,031	11,310,075
ONEOK, Inc.	213,286	9,446,437
Phillips 66	104,267	8,659,374
Pioneer Natural Resources Co.	67,380	10,010,647
Schlumberger Ltd.	333,316	9,302,850
Valero Energy Corp.	136,636	10,518,239

		190,074,074

Financials-27.18%
American Express Co.	68,115	9,213,235
American International Group, Inc.	211,784	9,307,907
Ameriprise Financial, Inc.	49,042	10,850,052
Bank of America Corp.	251,758	8,738,520
Capital One Financial Corp.	80,200	9,639,238
Citigroup, Inc.	146,220	9,632,974
Citizens Financial Group, Inc.	236,835	10,288,112
Comerica, Inc.	138,252	9,414,961
Discover Financial Services	116,911	10,997,818
Fifth Third Bancorp	296,752	10,294,327
Invesco Ltd., (Acquired 11/02/2020 - 02/26/2021; Cost $7,274,216)(d)(e)	420,136	9,419,449

	Shares	Value
Financials-(continued)
KeyCorp	510,135	$10,274,119
Lincoln National Corp.	251,454	14,300,189
Loews Corp.	168,502	8,056,081
MetLife, Inc.	156,495	9,014,112
Morgan Stanley	113,893	8,754,955
PNC Financial Services Group, Inc. (The)	50,144	8,442,244
Principal Financial Group, Inc.	162,588	9,199,229
Prudential Financial, Inc.	114,317	9,913,570
Raymond James Financial, Inc.	68,997	8,054,710
Regions Financial Corp.	459,397	9,477,360
State Street Corp.	106,814	7,772,855
SVB Financial Group(b)	17,211	8,697,751
Synchrony Financial	258,239	9,988,684
Truist Financial Corp.	161,714	9,211,229
Unum Group	431,156	11,417,011
Wells Fargo & Co.	246,519	8,916,592

		259,287,284

Health Care-1.63%
Align Technology, Inc.(b)	13,905	7,885,664
Universal Health Services, Inc., Class B	60,820	7,622,571

		15,508,235

Industrials-10.63%
Alaska Air Group, Inc.	151,423	9,845,524
American Airlines Group, Inc.(b)(c)	446,428	9,348,202
Boeing Co. (The)	48,349	10,250,472
Delta Air Lines, Inc.	183,685	8,805,859
Howmet Aerospace, Inc.(b)	303,876	8,541,954
Parker-Hannifin Corp.	31,376	9,003,657
Stanley Black & Decker, Inc.	49,027	8,571,881
Textron, Inc.	172,660	8,691,704
TransDigm Group, Inc.(b)	13,398	7,726,225
United Airlines Holdings, Inc.(b)	213,219	11,232,377
United Rentals, Inc.(b)	31,459	9,355,277

		101,373,132

Information Technology-10.91%
Applied Materials, Inc.	81,201	9,597,146
DXC Technology Co.	439,596	11,086,611
Enphase Energy, Inc.(b)	45,216	7,960,729
Global Payments, Inc.	40,522	8,022,951
KLA Corp.	28,705	8,933,857
Lam Research Corp.	16,781	9,518,015
Microchip Technology, Inc.	57,045	8,706,778
NVIDIA Corp.	13,245	7,265,942
Paycom Software, Inc.(b)	20,070	7,510,997
Skyworks Solutions, Inc.	42,769	7,605,184
Western Digital Corp.	137,108	9,396,011
Xerox Holdings Corp.	333,722	8,503,237

		104,107,458

Materials-3.77%
Dow, Inc.	137,452	8,152,278
Freeport-McMoRan, Inc.(b)	299,627	10,160,352
LyondellBasell Industries N.V., Class A	92,311	9,516,341
Westrock Co.	187,409	8,169,158

		35,998,129

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P 500® High Beta ETF (SPHB)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Real Estate-6.74%
CBRE Group, Inc., Class A(b)	114,406	$8,668,542
Kimco Realty Corp	443,787	8,134,616
Simon Property Group, Inc	85,691	9,676,228
SL Green Realty Corp.(c)	135,413	9,352,976
Ventas, Inc	186,673	9,875,002
Welltower, Inc	128,000	8,691,200
Weyerhaeuser Co	293,185	9,930,176

		64,328,740

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $834,906,194)		953,256,337

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.65%
Invesco Private Government Fund, 0.01%(d)(f)(g)	9,776,538	9,776,538

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(f)(g)	15,523,995	$15,530,204

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,306,742)		25,306,742

TOTAL INVESTMENTS IN SECURITIES-102.57% (Cost $860,212,936)		978,563,079
OTHER ASSETS LESS LIABILITIES-(2.57)%		(24,550,468)

NET ASSETS-100.00%.		$954,012,611

Notes	to Schedule of Investments:
(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Invesco Ltd.	$1,367,983	$15,474,041	$(11,307,951)	$2,322,980	$1,562,396	$9,419,449	$147,830
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	4,529,618	(4,529,618)	-	-	-	29
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	587,747	(587,747)	-	-	-	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,842,878	36,274,585	(29,340,925)	-	-	9,776,538	595	*
Invesco Private Prime Fund	947,650	41,198,386	(26,616,681)	-	849	15,530,204	3,599	*

Total	$5,158,511	$98,064,377	$(72,382,922)	$2,322,980	$1,563,245	$34,726,191	$152,054

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The value of this security at February 28, 2021 represented less than 1% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P 500® High Beta ETF (SPHB)–(continued)

February 28, 2021

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Financials	27.18

Energy	19.92

Consumer Discretionary	17.38

Information Technology	10.91

Industrials	10.63

Real Estate	6.74

Materials	3.77

Sector Types Each Less Than 3%	3.39

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-11.79%
AT&T, Inc.	2,671,757	$74,515,303
Interpublic Group of Cos., Inc. (The)	2,011,293	52,534,973
Lumen Technologies, Inc.	6,920,979	85,058,832
Omnicom Group, Inc.	759,430	52,195,624
Verizon Communications, Inc.	834,740	46,161,122

		310,465,854

Consumer Discretionary-5.19%
Genuine Parts Co.	352,884	37,176,329
Hanesbrands, Inc.	3,011,636	53,275,841
Newell Brands, Inc.	1,991,988	46,154,362

		136,606,532

Consumer Staples-15.52%
Altria Group, Inc.	1,847,818	80,564,865
General Mills, Inc.	685,786	37,725,088
JM Smucker Co. (The)	307,278	34,415,136
Kellogg Co.	716,359	41,341,078
Kimberly-Clark Corp.	273,685	35,121,996
Kraft Heinz Co. (The)	1,598,922	58,168,782
Philip Morris International, Inc.	808,907	67,964,366
Walgreens Boots Alliance, Inc.	1,114,401	53,413,240

		408,714,551

Energy-9.07%
Chevron Corp.	759,268	75,926,800
Exxon Mobil Corp.	1,629,638	88,603,418
Kinder Morgan, Inc.	5,045,297	74,165,866

		238,696,084

Financials-4.94%
Franklin Resources, Inc.	1,878,304	49,155,216
People’s United Financial, Inc.	4,505,226	80,823,754

		129,978,970

Health Care-6.80%
AbbVie, Inc.	452,944	48,800,186
Cardinal Health, Inc.	744,934	38,379,000
Gilead Sciences, Inc.	795,018	48,814,105
Pfizer, Inc.	1,287,808	43,128,690

		179,121,981

Industrials-1.51%
3M Co.	226,845	39,711,486

Information Technology-12.61%
Broadcom, Inc.	75,229	35,347,850
Cisco Systems, Inc.	813,602	36,506,322
Hewlett Packard Enterprise Co.	3,804,046	55,386,910
International Business Machines Corp.	497,004	59,108,685
Juniper Networks, Inc.	1,617,857	37,663,711

	Shares	Value
Information Technology-(continued)
Seagate Technology PLC	801,078	$58,662,942
Western Union Co. (The)	2,119,628	49,217,762

		331,894,182

Materials-7.05%
Amcor PLC	4,038,927	44,185,861
CF Industries Holdings, Inc.	814,673	36,888,394
Dow, Inc.	1,001,110	59,375,834
International Paper Co.	910,952	45,228,767

		185,678,856

Real Estate-7.40%
Healthpeak Properties, Inc.	1,849,128	53,791,133
Iron Mountain, Inc.(b)	2,563,647	89,189,279
Realty Income Corp.	858,230	51,716,940

		194,697,352

Utilities-18.03%
Consolidated Edison, Inc.	701,214	46,034,699
Dominion Energy, Inc.	723,415	49,423,713
Duke Energy Corp.	526,727	45,082,564
Edison International.	787,932	42,540,449
Entergy Corp.	454,409	39,447,245
Evergy, Inc.	782,464	41,963,544
FirstEnergy Corp.	1,857,775	61,566,664
Pinnacle West Capital Corp.	587,673	41,095,973
PPL Corp.	2,411,922	63,168,237
Southern Co. (The)	783,707	44,451,861

		474,774,949

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $2,600,832,325)		2,630,340,797

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.37%
Invesco Private Government Fund, 0.01%(c)(d)(e)	3,875,876	3,875,876
Invesco Private Prime Fund, 0.11%(c)(d)(e)	5,811,490	5,813,814

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,689,690)		9,689,690

TOTAL INVESTMENTS IN SECURITIES-100.28% (Cost $2,610,522,015)		2,640,030,487
OTHER ASSETS LESS LIABILITIES-(0.28)%		(7,286,524)

NET ASSETS-100.00%		$2,632,743,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)–(continued)

February 28, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$49,634,392	$(49,634,392)	$-	$-	$-	$288
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	5,659,871	(5,659,871)	-	-	-	7
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	50,133,719	47,508,285	(93,766,128)	-	-	3,875,876	3,255	*
Invesco Private Prime Fund	16,711,276	69,873,129	(80,773,684)	1	3,092	5,813,814	8,868	*

Total	$66,844,995	$172,675,677	$(229,834,075)	$1	$3,092	$9,689,690	$12,418

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

  Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of February 28, 2021

Utilities	18.03

Consumer Staples	15.52

Information Technology	12.61

Communication Services	11.79

Energy	9.07

Real Estate	7.40

Materials	7.05

Health Care	6.80

Consumer Discretionary	5.19

Financials	4.94

Industrials	1.51

Money Market Funds Plus Other Assets Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P 500® Low Volatility ETF (SPLV)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-7.42%
Activision Blizzard, Inc.	697,534	$66,691,226
Alphabet, Inc., Class C(b)	34,605	70,485,540
AT&T, Inc.	2,748,918	76,667,323
Charter Communications, Inc., Class A(b)	124,949	76,646,216
Comcast Corp., Class A	1,361,692	71,788,402
Electronic Arts, Inc.	527,295	70,641,711
Verizon Communications, Inc.	2,048,249	113,268,170

		546,188,588

Consumer Discretionary-6.78%
Amazon.com, Inc.(b)	21,755	67,286,692
Dollar General Corp.	442,004	83,534,336
eBay, Inc.	1,171,832	66,114,761
Garmin Ltd.	588,141	72,941,247
McDonald’s Corp.	325,048	67,005,395
Target Corp.	386,408	70,882,683
Tractor Supply Co.	448,403	71,278,141

		499,043,255

Consumer Staples-25.65%
Altria Group, Inc.	1,791,845	78,124,442
Archer-Daniels-Midland Co.	1,274,011	72,083,542
Brown-Forman Corp., Class B	913,045	65,355,761
Campbell Soup Co.	1,737,693	79,030,278
Church & Dwight Co., Inc.	1,022,782	80,544,082
Clorox Co. (The)	450,413	81,547,274
Coca-Cola Co. (The)	1,619,848	79,356,354
Colgate-Palmolive Co.	1,115,478	83,883,946
Conagra Brands, Inc.	2,339,263	79,371,194
Costco Wholesale Corp.	269,005	89,040,655
General Mills, Inc.	1,540,065	84,718,976
Hershey Co. (The)	506,118	73,716,087
Hormel Foods Corp.	1,809,851	83,922,791
JM Smucker Co. (The)	704,061	78,854,832
Kellogg Co.(c)	1,515,240	87,444,500
Kimberly-Clark Corp.	668,865	85,835,445
Kroger Co. (The)	2,421,826	78,007,015
McCormick & Co., Inc.	807,789	68,080,457
Mondelez International, Inc., Class A	1,528,311	81,245,013
Monster Beverage Corp.(b)	850,883	74,656,474
PepsiCo, Inc.	553,885	71,556,403
Philip Morris International, Inc.	823,875	69,221,977
Procter & Gamble Co. (The)	668,258	82,549,911
Walmart, Inc.	614,189	79,795,435

		1,887,942,844

Financials-7.01%
Aon PLC, Class A	310,396	70,680,273
Arthur J. Gallagher & Co.	588,213	70,467,917
Berkshire Hathaway, Inc., Class B(b)	335,652	80,727,663
Intercontinental Exchange, Inc.	655,338	72,290,335
Marsh & McLennan Cos., Inc.	682,554	78,643,872
Progressive Corp. (The)	883,813	75,963,727
Willis Towers Watson PLC	304,399	67,162,595

		515,936,382

Health Care-21.88%
Abbott Laboratories	566,291	67,830,336

	Shares	Value
Health Care-(continued)
AbbVie, Inc.	767,143	$82,651,987
Agilent Technologies, Inc.	611,905	74,695,243
Amgen, Inc.	306,390	68,913,239
Baxter International, Inc.	973,924	75,664,156
Becton, Dickinson and Co.	302,275	72,893,616
Bristol-Myers Squibb Co.	1,568,525	96,197,638
Cerner Corp.	1,114,115	77,029,911
Cooper Cos., Inc. (The)	183,304	70,779,174
CVS Health Corp.	960,406	65,432,461
Danaher Corp.	343,324	75,417,983
Gilead Sciences, Inc.	1,082,116	66,441,922
Johnson & Johnson	546,438	86,588,566
Merck & Co., Inc.	1,169,410	84,922,554
Mettler-Toledo International, Inc.(b)	56,699	63,278,919
PerkinElmer, Inc.	497,257	62,699,135
Pfizer, Inc.	2,274,083	76,159,040
STERIS PLC	392,713	68,646,232
Thermo Fisher Scientific, Inc.	153,523	69,097,632
Waters Corp.(b)	248,327	68,011,799
West Pharmaceutical Services, Inc.	243,293	68,280,180
Zoetis, Inc.	444,680	69,032,123

		1,610,663,846

Industrials-14.49%
3M Co.	408,670	71,541,770
A.O. Smith Corp.	1,183,152	70,243,734
C.H. Robinson Worldwide, Inc.	920,306	83,609,800
Expeditors International of Washington, Inc.	901,632	82,805,883
Fastenal Co.	1,502,463	69,669,209
General Dynamics Corp.	425,839	69,611,901
IDEX Corp.	362,899	70,826,998
Lockheed Martin Corp.	198,059	65,408,985
Northrop Grumman Corp.	233,583	68,126,818
PACCAR, Inc.	744,493	67,741,418
Republic Services, Inc.	884,386	78,789,949
Rollins, Inc.	1,893,449	62,805,703
United Parcel Service, Inc., Class B	411,906	65,011,124
Verisk Analytics, Inc.	378,601	62,033,774
Waste Management, Inc.	705,050	78,182,995

		1,066,410,061

Information Technology-8.48%
Akamai Technologies, Inc.(b)	681,442	64,396,269
Amphenol Corp., Class A	520,574	65,425,741
Broadridge Financial Solutions, Inc.	528,976	75,373,790
F5 Networks, Inc.(b)	328,603	62,427,998
Jack Henry & Associates, Inc.	470,860	69,894,459
Juniper Networks, Inc.	2,898,343	67,473,425
Oracle Corp.	1,095,230	70,653,287
Tyler Technologies, Inc.(b)	176,741	81,905,314
VeriSign, Inc.(b)	344,673	66,876,902

		624,427,185

Materials-1.85%
Ball Corp.	788,983	67,371,258
Linde PLC (United Kingdom)	281,031	68,647,443

		136,018,701

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco S&P 500® Low Volatility ETF (SPLV)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Real Estate-1.84%
Equinix, Inc.	91,137	$59,087,763
Public Storage	326,811	76,454,165

		135,541,928

Utilities-4.53%
Alliant Energy Corp.	1,468,305	67,776,959
American Electric Power Co., Inc.	910,255	68,132,587
CMS Energy Corp.	1,260,640	68,213,230
Public Service Enterprise Group, Inc.	1,161,763	62,537,702
Xcel Energy, Inc.	1,137,859	66,667,159

		333,327,637

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $7,174,927,533)		7,355,500,427

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.00%
Invesco Private Government Fund, 0.01%(d)(e)(f)	27,576	$27,576
Invesco Private Prime Fund, 0.11%(d)(e)(f)	41,347	41,364

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $68,940)		68,940

TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $7,174,996,473)		7,355,569,367
OTHER ASSETS LESS LIABILITIES-0.07%		5,263,627

NET ASSETS-100.00%		$7,360,832,994

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$72,240,859	$(72,240,859)	$-	$-	$-	$460
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	11,814,145	(11,814,145)	-	-	-	41
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	36,058	(8,482)	-	-	27,576	-
Invesco Private Prime Fund	-	44,910	(3,546)	-	-	41,364	-

Total	$-	$84,135,972	$(84,067,032)	$-	$-	$68,940	$501

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P 500® Low Volatility ETF (SPLV)–(continued)

February 28, 2021

(Unaudited)

  Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of February 28, 2021

Consumer Staples	25.65

Health Care	21.88

Industrials	14.49

Information Technology	8.48

Communication Services	7.42

Financials	7.01

Consumer Discretionary	6.78

Utilities	4.53

Sector Types Each Less Than 3%	3.69

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco S&P 500 Minimum Variance ETF (SPMV)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Communication Services-4.55%
Alphabet, Inc., Class C(b)	4	$8,147
AT&T, Inc.	2,240	62,474
Lumen Technologies, Inc.	446	5,481
Verizon Communications, Inc.	1,343	74,268

		150,370

Consumer Discretionary-11.08%
Amazon.com, Inc.(b)	26	80,416
Home Depot, Inc. (The)	171	44,176
McDonald’s Corp.	358	73,798
NIKE,Inc.,Class B	599	80,733
Starbucks Corp.	220	23,767
TJX Cos., Inc. (The)	962	63,483

		366,373

Consumer Staples-10.56%
Campbell Soup Co.	176	8,004
Clorox Co. (The)	132	23,899
Coca-Cola Co. (The)	637	31,207
Colgate-Palmolive Co.	661	49,707
Conagra Brands, Inc.	888	30,130
General Mills, Inc.	936	51,489
Hershey Co. (The)	46	6,700
Hormel Foods Corp.	596	27,636
JM Smucker Co. (The)	263	29,456
Kellogg Co.	228	13,158
Kimberly-Clark Corp.	93	11,935
McCormick & Co., Inc.	332	27,981
Monster Beverage Corp.(b)	90	7,897
Procter & Gamble Co. (The)	244	30,141

		349,340

Energy-1.00%
Exxon Mobil Corp.	612	33,274

Financials-12.32%
Aon PLC, Class A	259	58,977
Bank of America Corp.	726	25,199
Berkshire Hathaway, Inc., Class B(b)	368	88,508
Chubb Ltd.	514	83,566
JPMorgan Chase & Co.	37	5,445
Marsh & McLennan Cos., Inc.	557	64,178
Progressive Corp. (The)	842	72,370
Travelers Cos., Inc. (The)	65	9,457

		407,700

Health Care-15.49%
Becton, Dickinson and Co.	18	4,341
Bristol-Myers Squibb Co.	46	2,821
Cerner Corp.	413	28,555
Cigna Corp.	204	42,820
CVS Health Corp.	1,165	79,371
Gilead Sciences, Inc.	26	1,596
Humana, Inc.	17	6,454
Intuitive Surgical, Inc.(b)	13	9,578
Johnson & Johnson	383	60,690
Laboratory Corp. of America Holdings(b)	113	27,110
Medtronic PLC	499	58,368
Merck & Co., Inc.	884	64,196

	Shares	Value
Health Care-(continued)
Quest Diagnostics, Inc.	162	$18,726
Stryker Corp.	111	26,939
UnitedHealth Group, Inc.	243	80,729

		512,294

Industrials-3.49%
Republic Services, Inc.	439	39,111
Rollins, Inc.	466	15,457
Waste Management, Inc.	548	60,768

		115,336

Information Technology-25.70%
Accenture PLC, Class A	342	85,808
Adobe, Inc.(b)	170	78,144
Advanced Micro Devices, Inc.(b)	85	7,183
Analog Devices, Inc.	87	13,556
Apple, Inc.	478	57,962
Applied Materials, Inc.	49	5,791
Automatic Data Processing, Inc.	131	22,797
Cisco Systems, Inc.	356	15,974
Citrix Systems, Inc.	194	25,915
Cognizant Technology Solutions Corp., Class A	474	34,830
Global Payments, Inc.	174	34,450
Intel Corp.	955	58,045
Intuit, Inc.	148	57,741
Micron Technology, Inc.(b)	36	3,295
Microsoft Corp.	393	91,325
NVIDIA Corp.	28	15,360
Oracle Corp.	170	10,967
QUALCOMM, Inc.	594	80,897
salesforce.com, inc.(b)	28	6,062
Texas Instruments, Inc.	468	80,622
Tyler Technologies, Inc.(b)	39	18,073
VeriSign, Inc.(b)	84	16,299
Visa, Inc., Class A	136	28,885

		849,981

Materials-2.62%
Corteva, Inc.	511	23,072
Newmont Corp.	1,171	63,679

		86,751

Real Estate-5.54%
American Tower Corp.	321	69,378
Crown Castle International Corp.	316	49,217
Digital Realty Trust, Inc.	188	25,329
Prologis, Inc.	218	21,597
Public Storage.	76	17,780

		183,301

Utilities-7.46%
Ameren Corp.	126	8,854
American Electric Power Co., Inc.	69	5,165
Consolidated Edison, Inc.	41	2,692
Dominion Energy, Inc.	350	23,912
DTE Energy Co.	24	2,825
Duke Energy Corp.	108	9,244
Eversource Energy	172	13,670
NextEra Energy, Inc.	852	62,605
Public Service Enterprise Group, Inc.	817	43,979

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P 500 Minimum Variance ETF (SPMV)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Utilities-(continued)
Sempra Energy	35	$4,059
Southern Co. (The)	922	52,296
WEC Energy Group, Inc.	56	4,516
Xcel Energy, Inc.	221	12,948

		246,765

Total Common Stocks & Other Equity Interests (Cost $3,074,048)		3,301,485

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $2,133)	2,133	2,133

TOTAL INVESTMENTS IN SECURITIES-99.87% (Cost $3,076,181)		3,303,618
OTHER ASSETS LESS LIABILITIES-0.13%		4,177

NET ASSETS-100.00%		$3,307,795

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$45,904	$(43,771)	$-	$-	$2,133	$-
Invesco Premier U.S. Government Money Portfolio, Institutional Class	3,000	7,702	(10,702)	-	-	-	-

Total	$3,000	$53,606	$(54,473)	$-	$-	$2,133	$-

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco S&P 500 Minimum Variance ETF (SPMV)–(continued)

February 28, 2021

(Unaudited)

  Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of February 28, 2021

Information Technology	25.70

Health Care	15.49

Financials	12.32

Consumer Discretionary	11.08

Consumer Staples	10.56

Utilities	7.46

Real Estate	5.54

Communication Services	4.55

Industrials	3.49

Sector Types Each Less Than 3%	3.62

Money Market Funds Plus Other Assets Less Liabilities	0.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco S&P 500 Momentum ETF (SPMO)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-12.00%
Activision Blizzard, Inc.	8,514	$814,024
Charter Communications, Inc., Class A(b)	1,450	889,459
Electronic Arts, Inc.	2,784	372,973
Facebook, Inc., Class A(b)	14,310	3,686,542
Netflix, Inc.(b)	3,597	1,938,243
Take-Two Interactive Software, Inc.(b)	722	133,180
T-Mobile US, Inc.(b)	3,887	466,323

		8,300,744

Consumer Discretionary-15.05%
Amazon.com, Inc.(b)	1,806	5,585,832
Chipotle Mexican Grill, Inc.(b)	196	282,632
D.R. Horton, Inc.	2,116	162,657
Dollar General Corp.	2,210	417,668
Domino’s Pizza, Inc.	352	121,971
eBay, Inc.	4,912	277,135
Garmin Ltd.	908	112,610
Home Depot, Inc. (The)	5,881	1,519,297
Lennar Corp., Class A	1,742	144,534
Lowe’s Cos., Inc.	5,465	873,034
PulteGroup, Inc.	1,466	66,131
Target Corp.	3,946	723,854
Tractor Supply Co.	760	120,810

		10,408,165

Consumer Staples-3.04%
Brown-Forman Corp., Class B	1,066	76,304
Campbell Soup Co.	1,089	49,528
Church & Dwight Co., Inc.	1,672	131,670
Clorox Co. (The)	1,304	236,089
Conagra Brands, Inc.	3,101	105,217
Costco Wholesale Corp.	2,515	832,465
General Mills, Inc.	3,734	205,407
Hormel Foods Corp.	1,857	86,109
Kellogg Co.	1,459	84,199
Kroger Co. (The)	9,137	294,303

		2,101,291

Financials-1.97%
MarketAxess Holdings, Inc.	295	164,002
Moody’s Corp.	893	245,477
MSCI, Inc.	707	293,066
Nasdaq, Inc.	785	108,558
S&P Global, Inc.	1,685	554,971

		1,366,074

Health Care-17.69%
AbbVie, Inc.	16,870	1,817,574
Agilent Technologies, Inc.	2,318	282,958
Amgen, Inc.	4,070	915,424
Bio-Rad Laboratories, Inc., Class A(b)	224	130,928
Bristol-Myers Squibb Co.	19,328	1,185,386
Danaher Corp.	5,671	1,245,748
DaVita, Inc.(b)	615	62,810
DexCom, Inc.(b)	1,210	481,314
Eli Lilly and Co.	6,262	1,283,021
Hologic, Inc.(b)	1,652	119,093
IDEXX Laboratories, Inc.(b)	620	322,505

	Shares	Value
Health Care-(continued)
Intuitive Surgical, Inc.(b)	678	$499,550
PerkinElmer, Inc.	848	106,924
Quest Diagnostics, Inc.	773	89,351
Regeneron Pharmaceuticals, Inc.(b)	1,317	593,401
ResMed, Inc.	1,196	230,565
Thermo Fisher Scientific, Inc.	3,546	1,595,984
Vertex Pharmaceuticals, Inc.(b)	2,552	542,428
West Pharmaceutical Services, Inc.	924	259,321
Zoetis, Inc.	3,037	471,464

		12,235,749

Industrials-2.26%
Fastenal Co.	5,013	232,453
Fortune Brands Home & Security, Inc.	816	67,842
IHS Markit Ltd.	1,962	176,894
J.B. Hunt Transport Services, Inc.	478	70,204
Kansas City Southern	587	124,644
Masco Corp.	1,909	101,597
Old Dominion Freight Line, Inc.	943	202,528
PACCAR, Inc.	2,072	188,531
Rockwell Automation, Inc.	704	171,269
Rollins, Inc.	2,267	75,197
Verisk Analytics, Inc.	911	149,267

		1,560,426

Information Technology-40.45%
Adobe, Inc.(b)	3,671	1,687,449
Advanced Micro Devices, Inc.(b)	14,773	1,248,466
Akamai Technologies, Inc.(b)	973	91,949
ANSYS, Inc.(b)	686	233,919
Apple, Inc.	48,326	5,860,011
Autodesk, Inc.(b)	1,606	443,256
Cadence Design Systems, Inc.(b)	2,087	294,455
Citrix Systems, Inc.	1,115	148,942
Fortinet, Inc.(b)	1,173	198,061
Jack Henry & Associates, Inc.	485	71,993
KLA Corp.	1,010	314,342
Lam Research Corp.	1,261	715,227
Microsoft Corp.	27,655	6,426,469
NortonLifeLock, Inc.	7,266	141,760
NVIDIA Corp.	7,738	4,244,912
PayPal Holdings, Inc.(b)	11,677	3,034,268
Qorvo, Inc.(b)	981	171,410
QUALCOMM, Inc.	7,979	1,086,660
ServiceNow, Inc.(b)	1,536	819,395
Skyworks Solutions, Inc.	1,475	262,284
Synopsys, Inc.(b)	1,242	304,551
Tyler Technologies, Inc.(b)	396	183,514

		27,983,293

Materials-2.44%
Air Products and Chemicals, Inc.	1,251	319,781
Linde PLC (United Kingdom)	3,338	815,373
Newmont Corp.	10,119	550,271

		1,685,425

Real Estate-3.32%
American Tower Corp.	2,338	505,312
Crown Castle International Corp.	2,387	371,775

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco S&P 500 Momentum ETF (SPMO)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Real Estate-(continued)
Digital Realty Trust, Inc.	2,033	$273,906
Equinix, Inc.	838	543,309
Prologis, Inc.	4,468	442,645
SBA Communications Corp., Class A	627	159,967

		2,296,914

Utilities-1.68%
American Water Works Co., Inc.	1,063	150,818
NextEra Energy, Inc.	13,747	1,010,130

		1,160,948

Total Common Stocks & Other Equity Interests (Cost $69,568,000)		69,099,029

	Shares	Value
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $3,403)	3,403	$3,403

TOTAL INVESTMENTS IN SECURITIES-99.90% (Cost $69,571,403)		69,102,432
OTHER ASSETS LESS LIABILITIES-0.10%		69,141

NET ASSETS-100.00%		$69,171,573

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio,
Institutional Class	$-	$504,761	$(501,358)	$-	$-	$3,403	$3
Invesco Premier U.S. Government
Money Portfolio, Institutional Class	-	453,897	(453,897)	-	-	-	-

Total	$-	$958,658	$(955,255)	$-	$-	$3,403	$3

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Information Technology	40.45
Health Care	17.69
Consumer Discretionary	15.05
Communication Services	12.00
Real Estate	3.32
Consumer Staples	3.04
Sector Types Each Less Than 3%	8.35
Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P MidCap Low Volatility ETF (XMLV)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-3.58%
Cable One, Inc.	9,370	$17,942,145
John Wiley & Sons, Inc., Class A	366,473	19,305,798
New York Times Co. (The), Class A	426,425	21,820,167

		59,068,110

Consumer Discretionary-6.15%
Adtalem Global Education, Inc.(b)	449,830	17,678,319
Gentex Corp.	643,280	22,759,246
Grand Canyon Education, Inc.(b)	211,748	22,167,898
Murphy USA, Inc.	159,873	19,928,170
Service Corp. International	394,079	18,821,213

		101,354,846

Consumer Staples-12.89%
Casey’s General Stores, Inc.	97,834	19,758,555
Flowers Foods, Inc.	1,169,471	25,435,994
Grocery Outlet Holding Corp.(b)	487,519	17,545,809
Hain Celestial Group, Inc. (The)(b)	483,339	20,387,239
Ingredion, Inc.	226,100	20,394,220
Lancaster Colony Corp.	113,890	19,893,166
Post Holdings, Inc.(b)	250,263	24,040,264
Sanderson Farms, Inc.	130,789	19,945,322
Tootsie Roll Industries, Inc.(c)	760,694	23,436,982
TreeHouse Foods, Inc.(b)	431,291	21,573,176

		212,410,727

Financials-10.04%
Brown & Brown, Inc.	531,499	24,395,804
FactSet Research Systems, Inc.	64,701	19,663,281
Hanover Insurance Group, Inc. (The)	176,291	20,335,167
Interactive Brokers Group, Inc., Class A	266,191	19,269,566
Kemper Corp.	247,579	18,721,924
Mercury General Corp.	371,137	21,674,401
RenaissanceRe Holdings Ltd. (Bermuda)	130,049	21,715,582
SEI Investments Co.	351,654	19,692,624

		165,468,349

Health Care-13.52%
Bio-Techne Corp.	58,347	21,103,526
Chemed Corp.	42,054	18,722,861
Encompass Health Corp.	255,678	20,566,738
Globus Medical, Inc., Class A(b)	283,519	17,719,938
Hill-Rom Holdings, Inc.	189,874	20,253,860
ICU Medical, Inc.(b)	103,537	21,483,927
Integra LifeSciences Holdings Corp.(b)	297,812	20,352,472
Jazz Pharmaceuticals PLC(b)	120,240	20,205,130
Masimo Corp.(b)	88,879	22,284,632
Neogen Corp.(b)	218,232	17,877,565
United Therapeutics Corp.(b)	133,416	22,304,487

		222,875,136

Industrials-19.75%
CACI International, Inc., Class A(b)	86,226	19,085,263
Carlisle Cos., Inc.	130,153	18,904,723
Donaldson Co., Inc.	336,916	19,847,722
FTI Consulting, Inc.(b)	188,687	21,614,096
Graco, Inc.	307,609	21,332,684
Hubbell, Inc.	120,433	21,378,062
Knight-Swift Transportation Holdings, Inc.	530,134	22,901,789

	Shares	Value
Industrials-(continued)
Landstar System, Inc.	146,525	$23,464,514
Lennox International, Inc.	79,916	22,358,099
Lincoln Electric Holdings, Inc.	181,174	21,398,461
MSC Industrial Direct Co., Inc., Class A	260,586	22,444,272
Toro Co. (The)	246,503	24,840,107
Valmont Industries, Inc.	86,089	20,362,631
Watsco, Inc.	92,734	22,543,635
Werner Enterprises, Inc.	535,278	22,974,132

		325,450,190

Information Technology-9.04%
Arrow Electronics, Inc.(b)	182,870	18,334,546
CDK Global, Inc.	413,396	20,727,675
CommVault Systems, Inc.(b)	274,058	17,465,716
j2 Global, Inc.(b)	182,037	20,275,281
MAXIMUS, Inc.	267,964	21,780,114
NetScout Systems, Inc.(b)	607,089	17,132,052
PTC, Inc.(b)	130,940	17,930,924
Qualys, Inc.(b)	158,501	15,399,957

		149,046,265

Materials-10.66%
AptarGroup, Inc.	186,359	24,239,715
Ashland Global Holdings, Inc.	224,667	18,898,988
NewMarket Corp.	63,066	23,900,753
Reliance Steel & Aluminum Co.	156,900	20,742,180
RPM International, Inc.	238,829	19,020,342
Sensient Technologies Corp.	272,632	21,224,401
Silgan Holdings, Inc.	766,177	28,777,608
Sonoco Products Co.	318,398	18,966,969

		175,770,956

Real Estate-8.41%
Camden Property Trust	186,178	19,390,439
CoreSite Realty Corp.	198,458	24,154,323
CyrusOne, Inc.	258,776	16,983,469
First Industrial Realty Trust, Inc.	455,615	19,459,317
Healthcare Realty Trust, Inc.	680,940	19,651,928
Life Storage, Inc.	245,847	20,626,563
Rexford Industrial Realty, Inc.	385,389	18,390,763

		138,656,802

Utilities-5.92%
Essential Utilities, Inc.	382,223	16,076,299
Hawaiian Electric Industries, Inc.	547,555	19,142,523
IDACORP, Inc.	242,560	20,918,375
National Fuel Gas Co.	499,108	22,679,468
OGE Energy Corp.	641,816	18,785,954

		97,602,619

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $1,460,255,381)		1,647,704,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco S&P MidCap Low Volatility ETF (XMLV)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.38%
Invesco Private Government Fund, 0.01%(d)(e)(f)	9,116,887	$9,116,887
Invesco Private Prime Fund, 0.11%(d)(e)(f)	13,669,863	13,675,331

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,792,196)		22,792,218

TOTAL INVESTMENTS IN SECURITIES-101.34% (Cost $1,483,047,577)		1,670,496,218
OTHER ASSETS LESS LIABILITIES-(1.34)%		(22,151,803)

NET ASSETS-100.00%		$1,648,344,415

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$17,479,042	$(17,479,042)	$-	$-	$-	$102
Invesco Premier U.S. Government Money Portfolio, Institutional Class	485,395	7,346,063	(7,831,458)	-	-	-	9
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,769,050	41,636,911	(61,289,074)	-	-	9,116,887	2,435	*
Invesco Private Prime Fund	9,589,952	56,380,640	(52,299,122)	23	3,838	13,675,331	10,476	*

Total	$38,844,397	$122,842,656	$(138,898,696)	$23	$3,838	$22,792,218	$13,022

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P MidCap Low Volatility ETF (XMLV)–(continued)

February 28, 2021

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Industrials	19.75
Health Care	13.52
Consumer Staples	12.89
Materials	10.66
Financials	10.04
Information Technology	9.04
Real Estate	8.41
Consumer Discretionary	6.15
Utilities	5.92
Communication Services	3.58
Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-4.82%
Cogent Communications Holdings, Inc.	6,833	$408,955
Scholastic Corp.	8,108	233,510
Spok Holdings, Inc.	32,817	351,798

		994,263

Consumer Discretionary-9.46%
Buckle, Inc. (The)	8,238	316,669
Ethan Allen Interiors, Inc.	16,167	414,199
Haverty Furniture Cos., Inc., (Acquired
07/31/2020; Cost $106,533)(b)	7,487	270,805
M.D.C. Holdings, Inc.	4,636	262,258
PetMed Express, Inc.	10,134	351,751
Rent-A-Center, Inc.	5,812	335,701

		1,951,383

Consumer Staples-15.32%
Andersons, Inc. (The)	10,219	267,125
B&G Foods, Inc.(c)	19,495	591,283
Calavo Growers, Inc.	2,023	152,231
Fresh Del Monte Produce, Inc.	4,686	120,618
J&J Snack Foods Corp.	875	138,915
Medifast, Inc.	942	238,316
SpartanNash Co.	22,004	401,133
Universal Corp.	11,641	591,595
Vector Group Ltd.	48,175	657,589

		3,158,805

Financials-5.58%
KKR Real Estate Finance Trust, Inc.	32,744	603,472
Northwest Bancshares, Inc.	38,775	547,503

		1,150,975

Health Care-1.90%
Luminex Corp.	5,061	164,584
Phibro Animal Health Corp., Class A	10,509	226,679

		391,263

Industrials-11.44%
Deluxe Corp.	10,888	430,403
Greenbrier Cos., Inc. (The)	7,280	342,524
Hillenbrand, Inc.	4,372	203,123
ManTech International Corp., Class A	1,283	100,279
Matthews International Corp., Class A	8,215	293,276
Park Aerospace Corp.	18,860	261,965
Powell Industries, Inc.	10,386	323,316
Resources Connection, Inc.	31,785	405,577

		2,360,463

Information Technology-7.28%
ADTRAN, Inc.	12,577	211,797
Benchmark Electronics, Inc.	7,901	224,388
Comtech Telecommunications Corp.	7,321	196,789
CSG Systems International, Inc.	4,116	189,953
Kulicke & Soffa Industries, Inc. (Singapore)	3,743	186,626
NIC, Inc.	4,232	146,893

	Shares	Value
Information Technology-(continued)
Progress Software Corp.	3,192	$135,788
Xperi Holding Corp.	9,904	208,974

		1,501,208

Materials-12.83%
Glatfelter Corp.	16,103	258,453
Haynes International, Inc.	13,972	390,238
Kaiser Aluminum Corp.	2,459	280,572
Mercer International, Inc. (Germany)	24,426	375,428
Neenah, Inc.	5,673	313,830
Schweitzer-Mauduit International, Inc., Class A	9,536	445,331
Tredegar Corp.	16,576	252,618
Trinseo S.A	5,095	329,698

		2,646,168

Real Estate-22.66%
Brandywine Realty Trust.	50,571	618,483
Franklin Street Properties Corp.	125,648	623,214
GEO Group, Inc. (The)(c)	70,046	504,331
Global Net Lease, Inc.	34,515	641,289
Industrial Logistics Properties Trust	22,962	488,402
LTC Properties, Inc.	13,168	538,703
Office Properties Income Trust	23,827	602,585
Saul Centers, Inc.	18,572	657,820

		4,674,827

Utilities-8.70%
American States Water Co.	1,808	132,075
Avista Corp.	9,435	379,381
California Water Service Group	2,615	143,694
Chesapeake Utilities Corp.	1,396	147,599
Northwest Natural Holding Co.	8,662	415,689
South Jersey Industries, Inc.	22,941	576,049

		1,794,487

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $18,547,859)		20,623,842

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.66%
Invesco Private Government Fund, 0.01%(d)(e)(f)	467,037	467,037
Invesco Private Prime Fund, 0.11%(d)(e)(f)	700,275	700,555

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,167,592)		1,167,592

TOTAL INVESTMENTS IN SECURITIES-105.65% (Cost $19,715,451)		21,791,434
OTHER ASSETS LESS LIABILITIES-(5.65)%		(1,165,071)

NET ASSETS-100.00%		$20,626,363

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)–(continued)

February 28, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Restricted security. The value of this security at February 28, 2021 represented 1.31% of the Fund’s Net Assets. (c) All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$443,998	$(443,998)	$-	$-	$-	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	64,526	(64,526)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	553,367	3,022,118	(3,108,448)	-	-	467,037	60	*
Invesco Private Prime Fund	184,465	3,731,108	(3,215,090)	-	72	700,555	263	*

Total	$737,832	$7,261,750	$(6,832,062)	$-	$72	$1,167,592	$324

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Real Estate	22.66

Consumer Staples	15.32

Materials	12.83

Industrials	11.44

Consumer Discretionary	9.46

Utilities	8.70

Information Technology	7.28

Financials	5.58

Communication Services	4.82

Health Care	1.90

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco S&P SmallCap Low Volatility ETF (XSLV)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-3.01%
Cogent Communications Holdings, Inc.	206,171	$12,339,334
Scholastic Corp.	404,900	11,661,120
Shenandoah Telecommunications Co.	251,607	11,158,770
TechTarget, Inc.(b)	118,055	9,872,940

		45,032,164

Consumer Discretionary-5.17%
Core-Mark Holding Co., Inc.	360,619	11,748,967
Dorman Products, Inc.(b)	127,764	12,739,348
Gentherm, Inc.(b)	180,707	12,792,249
Shutterstock, Inc.	163,551	14,430,105
Standard Motor Products, Inc.	289,686	12,169,709
Sturm Ruger & Co., Inc.	198,325	13,525,765

		77,406,143

Consumer Staples-9.73%
Calavo Growers, Inc.	154,412	11,619,503
Cal-Maine Foods, Inc.(b)	406,856	15,501,214
Central Garden & Pet Co., Class A(b)	346,418	14,379,811
Coca-Cola Consolidated, Inc.	44,560	11,436,770
J&J Snack Foods Corp.	71,378	11,331,971
John B. Sanfilippo & Son, Inc.	180,257	15,585,020
MGP Ingredients, Inc.	170,059	10,863,369
PriceSmart, Inc.	138,523	13,360,543
Universal Corp.	313,363	15,925,108
Vector Group Ltd.	937,640	12,798,786
WD-40 Co.	41,423	12,913,620

		145,715,715

Financials-14.20%
AMERISAFE, Inc.	228,748	13,386,333
Capitol Federal Financial, Inc.	1,054,410	14,034,197
City Holding Co.	170,970	12,858,654
Community Bank System, Inc.	168,105	11,967,395
CVB Financial Corp.	540,905	11,580,776
Employers Holdings, Inc.	426,169	14,187,166
HCI Group, Inc.	209,411	12,118,615
Horace Mann Educators Corp.	309,758	11,938,073
James River Group Holdings Ltd.	228,042	10,469,408
National Bank Holdings Corp., Class A	318,757	12,351,834
NBT Bancorp, Inc.	328,300	11,894,309
Northwest Bancshares, Inc.	896,323	12,656,081
Old National Bancorp.	641,810	11,636,015
Safety Insurance Group, Inc.	182,322	14,418,024
SiriusPoint Ltd. (Bermuda)(b)	1,148,969	11,730,973
Southside Bancshares, Inc.	341,978	11,825,599
Westamerica Bancorporation	225,814	13,573,680

		212,627,132

Health Care-11.50%
Amphastar Pharmaceuticals, Inc.(b)	755,279	13,240,041
Cardiovascular Systems, Inc.(b)	265,665	10,971,964
Eagle Pharmaceuticals, Inc.(b)	259,661	11,554,914
Enanta Pharmaceuticals, Inc.(b)	219,671	10,834,174
HealthStream, Inc.(b)	543,194	12,656,420
HMS Holdings Corp.(b)	395,907	14,563,439
Innoviva, Inc.(b)	883,902	10,103,000
Luminex Corp.	402,551	13,090,959

	Shares	Value
Health Care-(continued)
Mesa Laboratories, Inc.	52,430	$14,256,241
Natus Medical, Inc.(b)	418,433	10,841,599
Omnicell, Inc.(b)	95,958	12,177,070
Orthofix Medical, Inc.(b)	278,084	12,933,687
Pacira BioSciences, Inc.(b)	147,334	10,829,049
Prestige Consumer Healthcare, Inc.(b)	335,997	14,014,435

		172,066,992

Industrials-20.34%
AAON, Inc.	147,372	11,362,381
Alamo Group, Inc.	81,170	12,388,977
Astec Industries, Inc.	176,874	12,013,282
Brady Corp., Class A	249,296	13,065,603
Encore Wire Corp.	204,077	13,373,166
ESCO Technologies, Inc.	120,509	12,734,186
Exponent, Inc.	157,929	15,235,411
Federal Signal Corp.	382,296	13,919,397
Forward Air Corp.	153,043	13,126,498
Franklin Electric Co., Inc.	153,967	11,556,763
Heartland Express, Inc.	897,468	16,333,918
Heidrick & Struggles International, Inc.	334,135	11,992,105
Hub Group, Inc., Class A(b)	246,688	14,204,295
Lindsay Corp.	80,056	12,828,974
ManTech International Corp., Class A	134,054	10,477,661
Marten Transport Ltd.	653,512	10,573,824
National Presto Industries, Inc.	147,706	15,114,755
Park Aerospace Corp.(c)	934,338	12,977,955
Resources Connection, Inc.	943,121	12,034,224
Saia, Inc.(b)	55,303	11,089,911
Tennant Co.	148,721	11,332,540
UniFirst Corp.	55,861	13,534,562
US Ecology, Inc.(b)	292,731	11,185,251
Watts Water Technologies, Inc., Class A	104,939	11,972,490

		304,428,129

Information Technology-22.37%
Alarm.com Holdings, Inc.(b)	109,702	9,640,612
Badger Meter, Inc.(d)	111,617	12,120,490
Bottomline Technologies (DE), Inc.(b)	246,473	11,061,708
CSG Systems International, Inc.	369,751	17,064,009
CTS Corp.	344,980	11,098,007
Diodes, Inc.(b)	146,284	11,486,220
DSP Group, Inc.(b)	817,841	12,733,784
ePlus, Inc.(b)	119,417	11,292,072
EVERTEC, Inc.	324,881	12,637,871
Fabrinet (Thailand)(b)	156,417	13,816,314
FARO Technologies, Inc.(b)	150,473	14,063,207
Insight Enterprises, Inc.(b)	132,128	11,044,580
Knowles Corp.(b)	628,245	13,061,214
Methode Electronics, Inc.	289,110	11,255,052
NIC, Inc.	477,776	16,583,605
OSI Systems, Inc.(b)	157,215	14,875,683
PC Connection, Inc.	213,120	9,805,651
Plexus Corp.(b)	139,727	11,734,273
Power Integrations, Inc.	125,170	11,061,273
Progress Software Corp.	361,747	15,388,717
Rambus, Inc.(b)	575,683	12,077,829
Sanmina Corp.(b)	318,750	11,353,875
SPS Commerce, Inc.(b)	121,910	12,279,994

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco S&P SmallCap Low Volatility ETF (XSLV)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
Sykes Enterprises, Inc.(b)	285,884	$11,681,220
TTEC Holdings, Inc.	133,002	11,190,788
TTM Technologies, Inc.(b)	863,061	12,186,421
Viavi Solutions, Inc.(b)	762,949	12,348,330

		334,942,799

Materials-3.21%
Balchem Corp.	122,348	14,603,457
H.B. Fuller Co.	196,528	11,019,325
Neenah, Inc.	196,064	10,846,261
Stepan Co.	95,883	11,572,119

		48,041,162

Real Estate-6.50%
Agree Realty Corp.	191,453	12,360,206
Centerspace	165,253	11,341,313
Easterly Government Properties, Inc.	652,821	14,349,005
Industrial Logistics Properties Trust	551,506	11,730,533
Lexington Realty Trust	1,250,022	13,400,236
National Storage Affiliates Trust	318,754	12,287,967
St. Joe Co. (The)	214,417	10,791,608
Washington REIT	491,172	11,061,193

		97,322,061

Utilities-3.84%
American States Water Co.	146,329	10,689,334
Avista Corp.	299,410	12,039,276

	Shares	Value
Utilities-(continued)
California Water Service Group	198,982	$10,934,061
Chesapeake Utilities Corp.	113,859	12,038,312
South Jersey Industries, Inc.	471,174	11,831,179

		57,532,162

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $1,317,986,672)		1,495,114,459

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.51%
Invesco Private Government Fund, 0.01%(c)(e)(f)	3,001,213	3,001,213
Invesco Private Prime Fund, 0.11%(c)(e)(f)	4,548,893	4,550,712

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,551,925)		7,551,925

TOTAL INVESTMENTS IN SECURITIES-100.38% (Cost $1,325,538,597)		1,502,666,384
OTHER ASSETS LESS LIABILITIES-(0.38)%		(5,629,572)

NET ASSETS-100.00%		$1,497,036,812

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$23,751,313	$(23,751,313)	$-	$-	$-	$92
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	8,100,665	(8,100,665)	-	-	-	7
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,435,290	88,409,733	(95,843,810)	-	-	3,001,213	1,209	*
Invesco Private Prime Fund	3,478,558	80,953,274	(79,882,728)	-	1,608	4,550,712	5,983	*

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco S&P SmallCap Low Volatility ETF (XSLV)–(continued)

February 28, 2021

(Unaudited)

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Other Affiliates:
Park Aerospace Corp.**	$13,904,631	$3,244,664	$(7,259,131)	$2,560,083	$527,708	$12,977,955	$219,029

Total	$27,818,479	$204,459,649	$(214,837,647)	$2,560,083	$529,316	$20,529,880	$226,320

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	As of February 28, 2021, this security was not considered as an affiliate of the Fund.
(d)	All or a portion of this security was out on loan at February 28, 2021.
(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Information Technology	22.37
Industrials	20.34
Financials	14.20
Health Care	11.50
Consumer Staples	9.73
Real Estate	6.50
Consumer Discretionary	5.17
Utilities	3.84
Materials	3.21
Communication Services	3.01
Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco S&P SmallCap Quality ETF (XSHQ)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-0.48%
QuinStreet, Inc.(b)	7,951	$189,949
Consumer Discretionary-11.48%
American Public Education, Inc.(b)	2,655	78,163
Cavco Industries, Inc.(b)	1,534	323,536
Dorman Products, Inc.(b)	4,912	489,775
Gentherm, Inc.(b)	5,807	411,078
iRobot Corp.(b)	5,135	637,305
MarineMax, Inc.(b)	5,061	225,974
Meritage Homes Corp.(b)	7,461	629,037
Perdoceo Education Corp.(b)	11,356	146,152
PetMed Express, Inc.(c)	4,944	171,606
Stamps.com, Inc.(b)	3,263	593,638
Sturm Ruger & Co., Inc.	3,372	229,970
Unifi, Inc.(b)	2,609	65,042
Universal Electronics, Inc.(b)	2,632	153,156
Vista Outdoor, Inc.(b)	11,880	375,527

		4,529,959

Consumer Staples-6.02%
Cal-Maine Foods, Inc.(b)	6,966	265,404
Inter Parfums, Inc.	2,970	217,315
J&J Snack Foods Corp.	2,501	397,059
John B. Sanfilippo & Son, Inc.	1,672	144,561
National Beverage Corp.(c)	5,076	241,922
Seneca Foods Corp., Class A(b)	1,293	70,417
USANA Health Sciences, Inc.(b)	2,823	274,000
WD-40 Co.	2,445	762,229

		2,372,907

Energy-1.62%
Helmerich & Payne, Inc.	18,558	533,172
QEP Resources, Inc.	30,364	104,452

		637,624

Financials-24.49%
Allegiance Bancshares, Inc.	3,747	141,075
American Equity Investment Life Holding Co.	16,821	464,764
AMERISAFE, Inc.	3,620	211,842
Assured Guaranty Ltd.	14,057	621,601
Axos Financial, Inc.(b)	11,138	515,355
Banner Corp.	5,599	289,916
Boston Private Financial Holdings, Inc.	14,751	202,974
City Holding Co.	2,774	208,633
Community Bank System, Inc.	9,101	647,900
CVB Financial Corp.	23,452	502,107
Employers Holdings, Inc.	4,812	160,191
First Commonwealth Financial Corp.	18,467	247,642
Green Dot Corp., Class A(b)	11,691	552,517
HCI Group, Inc.	1,405	81,307
Heritage Financial Corp.	6,292	162,900
HomeStreet, Inc.	4,493	193,019
Hope Bancorp, Inc.	20,999	276,347
Meta Financial Group, Inc.	8,056	356,800
National Bank Holdings Corp., Class A	5,488	212,660
NBT Bancorp, Inc.	7,395	267,921
OFG Bancorp.	11,197	216,214
Pacific Premier Bancorp, Inc.	16,378	660,033
Park National Corp.	2,501	310,124

	Shares	Value
Financials-(continued)
Preferred Bank	2,712	$157,160
Seacoast Banking Corp. of Florida(b)	9,140	328,583
SiriusPoint Ltd. (Bermuda)(b)	18,113	184,934
Stewart Information Services Corp.	4,179	197,249
Tompkins Financial Corp.	2,427	187,680
United Community Banks, Inc.	15,843	523,770
United Insurance Holdings Corp.	3,740	23,263
Universal Insurance Holdings, Inc.	5,046	75,135
Virtus Investment Partners, Inc.	1,133	284,270
Waddell & Reed Financial, Inc., Class A	7,787	195,376

		9,661,262

Health Care-3.55%
Anika Therapeutics, Inc.(b)	2,679	98,319
Computer Programs & Systems, Inc.	2,232	70,196
Eagle Pharmaceuticals, Inc.(b)	2,289	101,860
Enanta Pharmaceuticals, Inc.(b)	3,158	155,753
Innoviva, Inc.(b)	13,198	150,853
Magellan Health, Inc.(b)	3,967	370,200
ModivCare, Inc.(b)	2,329	298,718
Natus Medical, Inc.(b)	5,916	153,284

		1,399,183

Industrials-26.90%
AAON, Inc.	8,325	641,858
AeroVironment, Inc.(b)	4,202	462,556
Albany International Corp., Class A	5,140	406,317
Arcosa, Inc.	8,696	493,324
Astec Industries, Inc.	4,055	275,416
AZZ, Inc.	4,380	223,774
Barnes Group, Inc.	7,554	395,452
Boise Cascade Co.	6,931	346,134
Brady Corp., Class A	8,254	432,592
Encore Wire Corp.	3,533	231,518
ESCO Technologies, Inc.	5,190	548,427
Exponent, Inc.	9,707	936,434
Franklin Electric Co., Inc.	6,919	519,340
Gibraltar Industries, Inc.(b)	5,966	521,130
Hub Group, Inc., Class A(b)	5,846	336,613
Insteel Industries, Inc.	3,524	108,821
Kaman Corp.	5,611	273,031
Marten Transport Ltd.	10,246	165,780
Mueller Industries, Inc.	10,455	424,891
National Presto Industries, Inc.	980	100,284
Powell Industries, Inc.	1,848	57,528
Proto Labs, Inc.(b)	4,528	659,639
Quanex Building Products Corp.	5,924	144,131
UFP Industries, Inc.	11,412	696,132
UniFirst Corp.	2,710	656,606
Watts Water Technologies, Inc., Class A	4,869	555,504

		10,613,232

Information Technology-19.78%
ADTRAN, Inc.	7,703	129,719
Agilysys, Inc.(b)	3,600	214,524
Badger Meter, Inc.	5,583	606,258
Daktronics, Inc.	6,710	36,301
Diodes, Inc.(b)	7,138	560,476
Fabrinet (Thailand)(b)	6,561	579,533

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco S&P SmallCap Quality ETF (XSHQ)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
FARO Technologies, Inc.(b)	3,052	$285,240
FormFactor, Inc.(b)	13,297	603,285
Methode Electronics, Inc.	6,242	243,001
MicroStrategy, Inc., Class A(b)(c)	1,964	1,473,805
Plexus Corp.(b)	5,080	426,618
Rogers Corp.(b)	3,223	584,910
Sanmina Corp.(b)	12,027	428,402
SPS Commerce, Inc.(b)	6,739	678,820
TTM Technologies, Inc.(b)	17,462	246,563
Ultra Clean Holdings, Inc.(b)	6,623	307,175
Xperi Holding Corp.	18,932	399,465

		7,804,095

Materials-3.59%
FutureFuel Corp.	4,617	67,778
Hawkins, Inc.	1,640	102,664
Haynes International, Inc.	1,957	54,659
Innospec, Inc.	4,170	418,876
Myers Industries, Inc.	6,371	141,054
Olympic Steel, Inc.	1,534	27,367
Stepan Co.	3,724	449,449
Warrior Met Coal, Inc.	8,147	156,178

		1,418,025

Real Estate-1.94%
Kite Realty Group Trust	14,436	276,738
LTC Properties, Inc.	6,565	268,574
Office Properties Income Trust	8,670	219,265

		764,577

Total Common Stocks & Other Equity Interests
(Cost $34,098,183)		39,390,813

	Shares	Value
Money Market Funds-0.09%
Invesco Government & Agency Portfolio,
Institutional Class, 0.03%(d)(e)
(Cost $35,281)	35,281	$35,281

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $34,133,464)		39,426,094

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.51%
Invesco Private Government Fund, 0.01%(d)(e)(f)	238,240	238,240
Invesco Private Prime Fund, 0.11%(d)(e)(f)	357,218	357,361

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $595,601)		595,601

TOTAL INVESTMENTS IN SECURITIES-101.45% (Cost $34,729,065)		40,021,695
OTHER ASSETS LESS LIABILITIES-(1.45)%		(573,790)

NET ASSETS-100.00%		$39,447,905

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$211,577	$(176,296)	$-	$-	$35,281	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	445	15,345	(15,790)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	49,421	4,508,206	(4,319,387)	-	-	238,240	19	*
Invesco Private Prime Fund	15,836	6,071,129	(5,729,640)	-	36	357,361	166	*

Total	$65,702	$10,806,257	$(10,241,113)	$-	$36	$630,882	$187

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco S&P SmallCap Quality ETF (XSHQ)–(continued)

February 28, 2021

(Unaudited)

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Industrials	26.90

Financials	24.49

Information Technology	19.78

Consumer Discretionary	11.48

Consumer Staples	6.02

Materials	3.59

Health Care	3.55

Sector Types Each Less Than 3%	4.04

Money Market Funds Plus Other Assets Less Liabilities	0.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Statements of Assets and Liabilities

February 28, 2021

(Unaudited)

	Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)	Invesco Russell 1000 Equal Weight ETF (EQAL)	Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)	Invesco S&P 500 Enhanced Value ETF (SPVU)	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)	Invesco S&P 500® High Beta ETF (SPHB)
Assets:
Unaffiliated investments in securities, at value(a)	$1,618,201	$610,590,861	$8,820,569	$97,180,298	$46,152,696	$943,836,888
Affiliated investments in securities, at value	16,428	13,736,875	49,455	220,303	-	34,726,191
Cash	-	-	51	-	-	-
Receivable for:
Dividends	1,962	816,039	10,731	267,414	71,416	1,313,572
Securities lending	3	17,426	3	-	228	2,262
Investments sold	2,777	-	24,405	-	818,689	1,334,830
Fund shares sold	-	16,497,163	-	1,875,852	-	14,716,213
Foreign tax reclaims	-	118	-	-	-	-

Total assets	1,639,371	641,658,482	8,905,214	99,543,867	47,043,029	995,929,956

Liabilities:
Due to custodian	289	457,630	-	125,463	50,054	433,754
Payable for:
Investments purchased	2,800	16,256,554	31,147	1,874,815	-	14,696,039
Collateral upon return of securities loaned	13,132	13,271,974	45,620	9,062	-	25,306,742
Fund shares repurchased	-	-	-	-	824,268	1,336,152
Accrued unitary management fees	361	91,314	2,412	9,637	9,662	144,658

Total liabilities	16,582	30,077,472	79,179	2,018,977	883,984	41,917,345

Net Assets	$1,622,789	$611,581,010	$8,826,035	$97,524,890	$46,159,045	$954,012,611

Net assets consist of:
Shares of beneficial interest	$6,734,939	$557,267,167	$36,480,864	$96,696,113	$61,393,893	$789,274,633
Distributable earnings (loss)	(5,112,150)	54,313,843	(27,654,829)	828,777	(15,234,848)	164,737,978

Net Assets	$1,622,789	$611,581,010	$8,826,035	$97,524,890	$46,159,045	$954,012,611

Shares outstanding (unlimited amount authorized, $0.01 par value)	50,001	14,850,001	250,001	2,620,001	1,120,001	14,280,000
Net asset value	$32.46	$41.18	$35.30	$37.22	$41.21	$66.81

Market price	$32.62	$41.19	$35.29	$37.25	$41.20	$66.80

Unaffiliated investments in securities, at cost	$1,390,239	$489,559,579	$7,905,563	$88,098,944	$41,212,501	$827,631,978

Affiliated investments in securities, at cost	$15,698	$13,551,402	$49,455	$175,809	$-	$32,580,958

(a) Includes securities on loan with an aggregate value of:	$12,681	$12,829,659	$43,734	$8,854	$-	$25,143,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	Invesco S&P 500® Low Volatility ETF (SPLV)	Invesco S&P 500 Minimum Variance ETF (SPMV)	Invesco S&P 500 Momentum ETF (SPMO)	Invesco S&P MidCap Low Volatility ETF (XMLV)	Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	Invesco S&P SmallCap Low Volatility ETF (XSLV)	Invesco S&P SmallCap Quality ETF (XSHQ)

$2,630,340,797	$7,355,500,427	$3,301,485	$69,099,029	$1,647,704,000	$20,623,842	$1,495,114,459	$39,390,813
9,689,690	68,940	2,133	3,403	22,792,218	1,167,592	7,551,925	630,882
-	-	-	-	-	-	-	-

12,170,515	11,631,344	4,399	58,772	1,209,277	24,540	2,597,182	30,240
88	-	-	-	3,856	552	3,834	330
339,390	186,276,779	-	12,432,879	2,486,741	-	29,924,963	-
-	11,433,246	-	-	-	-	-	-

-	-	-	-	-	-	-	-

2,652,540,480	7,564,910,736	3,308,017	81,594,083	1,674,196,092	21,816,526	1,535,192,363	40,052,265

9,155,683	5,123,652	-	-	244,751	17,661	366,695	-

-	11,454,946	-	-	-	-	-	-
9,689,690	68,940	-	-	22,792,196	1,167,592	7,551,925	595,601
339,465	185,901,800	-	12,414,695	2,485,441	-	29,937,657	-

611,679	1,528,404	222	7,815	329,289	4,910	299,274	8,759

19,796,517	204,077,742	222	12,422,510	25,851,677	1,190,163	38,155,551	604,360

$2,632,743,963	$7,360,832,994	$3,307,795	$69,171,573	$1,648,344,415	$20,626,363	$1,497,036,812	$39,447,905

$3,227,898,066	$8,462,796,615	$2,863,602	$59,010,496	$1,974,967,148	$22,613,492	$1,783,013,554	$35,747,486

(595,154,103)	(1,101,963,621)	444,193	10,161,077	(326,622,733)	(1,987,129)	(285,976,742)	3,700,419

$2,632,743,963	$7,360,832,994	$3,307,795	$69,171,573	$1,648,344,415	$20,626,363	$1,497,036,812	$39,447,905

67,010,000	135,200,000	100,001	1,330,001	33,160,000	940,001	33,640,000	1,100,001

$39.29	$54.44	$33.08	$52.01	$49.71	$21.94	$44.50	$35.86

$39.29	$54.44	$33.32	$52.02	$49.69	$22.07	$44.47	$36.06

$2,600,832,325	$7,174,927,533	$3,074,048	$69,568,000	$1,460,255,381	$18,547,859	$1,317,986,672	$34,098,183

$9,689,690	$68,940	$2,133	$3,403	$22,792,196	$1,167,592	$7,551,925	$630,882

$9,494,191	$66,309	$-	$-	$21,489,545	$1,084,653	$7,546,462	$788,134

55

Statements of Operations

For the six months ended February 28, 2021

(Unaudited)

	Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)	Invesco Russell 1000 Equal Weight ETF (EQAL)	Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)	Invesco S&P 500 Enhanced Value ETF (SPVU)	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)	Invesco S&P 500® High Beta ETF (SPHB)
Investment income:
Unaffiliated dividend income	$29,667	$5,451,410	$112,624	$1,182,559	$469,954	$4,708,409
Affiliated dividend income	23	7,398	1	3,529	2	147,860
Securities lending income	157	180,201	62	20	3,543	13,083
Foreign withholding tax	(22)	(2,152)	-	-	-	-

Total investment income	29,825	5,636,857	112,687	1,186,108	473,499	4,869,352

Expenses:
Unitary management fees	3,755	516,486	15,962	51,952	68,182	565,997

Less: Waivers	(2)	(190)	(5)	(56)	(10)	(150)

Net expenses	3,753	516,296	15,957	51,896	68,172	565,847

Net investment income	26,072	5,120,561	96,730	1,134,212	405,327	4,303,505

Realized and unrealized gain (loss)from:
Net realized gain (loss) from:
Unaffiliated investment securities	25,901	(3,399,747)	(157,896)	(2,788,021)	(434,566)	(5,987,512)
Affiliated investment securities	3	(76,079)	4	(16,533)	27	131,707
Unaffiliated in-kind redemptions	309,387	7,813,068	720,690	1,366,211	5,048,902	128,409,904
Affiliated in-kind redemptions	371	7,433	-	7,442	-	1,431,538

Net realized gain (loss)	335,662	4,344,675	562,798	(1,430,901)	4,614,363	123,985,637

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	163,507	102,796,929	85,414	22,515,719	(2,557,873)	123,441,499
Affiliated investment securities	730	359,912	-	152,498	-	2,322,980

Change in net unrealized appreciation (depreciation)	164,237	103,156,841	85,414	22,668,217	(2,557,873)	125,764,479

Net realized and unrealized gain (loss)	499,899	107,501,516	648,212	21,237,316	2,056,490	249,750,116

Net increase (decrease) in net assets resulting from operations	$525,971	$112,622,077	$744,942	$22,371,528	$2,461,817	$254,053,621

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	Invesco S&P 500® Low Volatility ETF (SPLV)	Invesco S&P 500 Minimum Variance ETF (SPMV)	Invesco S&P 500 Momentum ETF (SPMO)	Invesco S&P MidCap Low Volatility ETF (XMLV)	Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	Invesco S&P SmallCap Low Volatility ETF (XSLV)	Invesco S&P SmallCap Quality ETF (XSHQ)

$60,058,583	$85,809,019	$48,559	$353,617	$15,136,638	$603,313	$14,757,269	$127,112
295	501	-	3	111	1	99	2
30,031	-	-	-	30,534	4,332	47,486	846
-	-	-	-	-	(1,830)	-	(68)

60,088,909	85,809,520	48,559	353,620	15,167,283	605,816	14,804,854	127,892

3,735,708	10,475,247	2,228	45,367	2,221,703	32,891	1,874,440	26,802

(1,685)	(3,271)	(2)	(19)	(700)	(9)	(516)	(5)

3,734,023	10,471,976	2,226	45,348	2,221,003	32,882	1,873,924	26,797

56,354,886	75,337,544	46,333	308,272	12,946,280	572,934	12,930,930	101,095

(49,862,382)	(9,325,388)	(20,203)	(529,124)	(3,634,553)	52,579	(344,614)	(24,472)
3,092	-	-	-	3,838	72	1,608	36
96,306,998	628,652,375	270,237	15,852,878	130,735,164	3,419,897	195,260,665	587,333

-	-	-	-	-	-	-	-

46,447,708	619,326,987	250,034	15,323,754	127,104,449	3,472,548	194,917,659	562,897

296,552,854	(661,164,419)	(126,480)	(15,954,680)	93,169,779	2,689,708	154,443,748	5,201,612

1	-	-	-	23	-	646,475	-

296,552,855	(661,164,419)	(126,480)	(15,954,680)	93,169,802	2,689,708	155,090,223	5,201,612

343,000,563	(41,837,432)	123,554	(630,926)	220,274,251	6,162,256	350,007,882	5,764,509

$399,355,449	$33,500,112	$169,887	$(322,654)	$233,220,531	$6,735,190	$362,938,812	$5,865,604

57

Statements of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)		Invesco Russell 1000 Equal Weight ETF (EQAL)
	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020
Operations:
Net investment income	$26,072	$176,625	$5,120,561	$9,620,881
Net realized gain (loss)	335,662	(1,712,555)	4,344,675	(30,545,682)
Change in net unrealized appreciation (depreciation)	164,237	384,728	103,156,841	29,158,185

Net increase (decrease) in net assets resulting from operations	525,971	(1,151,202)	112,622,077	8,233,384

Distributions to Shareholders from:
Distributable earnings	(45,734)	(210,847)	(4,498,040)	(10,587,171)

Shareholder Transactions:
Proceeds from shares sold	-	1,512,476	55,037,887	91,719,158
Value of shares repurchased	(1,595,374)	(15,435,876)	(26,920,124)	(174,958,378)

Net increase (decrease) in net assets resulting from share transactions	(1,595,374)	(13,923,400)	28,117,763	(83,239,220)

Net increase (decrease) in net assets	(1,115,137)	(15,285,449)	136,241,800	(85,593,007)

Net assets:
Beginning of period	2,737,926	18,023,375	475,339,210	560,932,217

End of period	$1,622,789	$2,737,926	$611,581,010	$475,339,210

Changes in Shares Outstanding:
Shares sold.	-	50,000	1,400,000	2,800,000
Shares repurchased	(50,000)	(600,000)	(750,000)	(6,400,000)
Shares outstanding, beginning of period	100,001	650,001	14,200,001	17,800,001

Shares outstanding, end of period.	50,001	100,001	14,850,001	14,200,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)		Invesco S&P 500 Enhanced Value ETF (SPVU)		Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)		Invesco S&P 500® High Beta ETF (SPHB)
Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020

$96,730	$926,404	$1,134,212	$2,265,169	$405,327	$2,227,356	$4,303,505	$2,978,620

562,798	1,766,357	(1,430,901)	(1,503,071)	4,614,363	(865,052)	123,985,637	(1,813,413)

85,414	(7,091,515)	22,668,217	(11,062,511)	(2,557,873)	(5,089,290)	125,764,479	8,531,706

744,942	(4,398,754)	22,371,528	(10,300,413)	2,461,817	(3,726,986)	254,053,621	9,696,913

(135,756)	(1,429,929)	(1,112,000)	(2,147,572)	(355,999)	(2,309,005)	(2,934,968)	(2,778,271)

1,738,363	10,405,627	15,526,765	61,215,380	10,633,740	73,762,467	1,249,408,074	449,772,568

(3,417,317)	(105,866,613)	(8,302,953)	(39,885,462)	(35,582,895)	(165,381,578)	(677,689,188)	(416,509,169)

(1,678,954)	(95,460,986)	7,223,812	21,329,918	(24,949,155)	(91,619,111)	571,718,886	33,263,399

(1,069,768)	(101,289,669)	28,483,340	8,881,933	(22,843,337)	(97,655,102)	822,837,539	40,182,041

9,895,803	111,185,472	69,041,550	60,159,617	69,002,382	166,657,484	131,175,072	90,993,031

$8,826,035	$9,895,803	$97,524,890	$69,041,550	$46,159,045	$69,002,382	$954,012,611	$131,175,072

50,000	300,000	470,000	1,900,000	260,000	1,900,000	23,900,000	11,250,000
(100,000)	(3,350,000)	(250,000)	(1,300,000)	(890,000)	(4,450,000)	(12,620,000)	(10,500,000)

300,001	3,350,001	2,400,001	1,800,001	1,750,001	4,300,001	3,000,000	2,250,000

250,001	300,001	2,620,001	2,400,001	1,120,001	1,750,001	14,280,000	3,000,000

59

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)		Invesco S&P 500® Low Volatility ETF (SPLV)
	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020
Operations:
Net investment income	$56,354,886	$123,734,093	$75,337,544	$252,439,401
Net realized gain (loss)	46,447,708	(442,118,384)	619,326,987	(388,555,187)
Change in net unrealized appreciation (depreciation)	296,552,855	(130,835,552)	(661,164,419)	(409,441,163)

Net increase (decrease) in net assets resulting from operations	399,355,449	(449,219,843)	33,500,112	(545,556,949)

Distributions to Shareholders from:
Distributable earnings	(61,623,925)	(148,884,394)	(69,061,425)	(261,808,889)

Shareholder Transactions:
Proceeds from shares sold	605,032,051	1,047,961,731	2,870,625,261	6,809,880,526
Value of shares repurchased	(756,758,499)	(1,307,303,319)	(4,708,197,887)	(9,117,426,455)

Net increase (decrease) in net assets resulting from share transactions	(151,726,448)	(259,341,588)	(1,837,572,626)	(2,307,545,929)

Net increase (decrease) in net assets	186,005,076	(857,445,825)	(1,873,133,939)	(3,114,911,767)

Net assets:
Beginning of period	2,446,738,887	3,304,184,712	9,233,966,933	12,348,878,700

End of period	$2,632,743,963	$2,446,738,887	$7,360,832,994	$9,233,966,933

Changes in Shares Outstanding:
Shares sold	15,580,000	25,500,000	51,840,000	119,950,000
Shares repurchased	(20,320,000)	(35,300,000)	(85,490,000)	(168,700,000)
Shares outstanding, beginning of period	71,750,000	81,550,000	168,850,000	217,600,000

Shares outstanding, end of period	67,010,000	71,750,000	135,200,000	168,850,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco S&P 500 Minimum Variance ETF (SPMV)		Invesco S&P 500 Momentum ETF (SPMO)		Invesco S&P MidCap Low Volatility ETF (XMLV)		Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020

$46,333	$50,806	$308,272	$888,245	$12,946,280	$63,811,834	$572,934	$889,821
250,034	499,142	15,323,754	(658,212)	127,104,449	(481,819,958)	3,472,548	(4,854,937)
(126,480)	129,404	(15,954,680)	12,697,783	93,169,802	(138,578,400)	2,689,708	986,090

169,887	679,352	(322,654)	12,927,816	233,220,531	(556,586,524)	6,735,190	(2,979,026)

(28,130)	(76,277)	(419,355)	(931,171)	(11,870,227)	(83,397,290)	(446,316)	(1,357,406)

334,980	5,819,406	100,321,024	52,017,847	272,960,963	1,173,463,453	6,102,822	15,374,655
(2,016,076)	(3,086,540)	(104,279,496)	(65,195,002)	(888,669,059)	(1,722,512,968)	(12,592,308)	(13,747,174)

(1,681,096)	2,732,866	(3,958,472)	(13,177,155)	(615,708,096)	(549,049,515)	(6,489,486)	1,627,481

(1,539,339)	3,335,941	(4,700,481)	(1,180,510)	(394,357,792)	(1,189,033,329)	(200,612)	(2,708,951)

4,847,134	1,511,193	73,872,054	75,052,564	2,042,702,207	3,231,735,536	20,826,975	23,535,926

$3,307,795	$4,847,134	$69,171,573	$73,872,054	$1,648,344,415	$2,042,702,207	$20,626,363	$20,826,975

10,000	200,000	1,970,000	1,250,000	5,710,000	22,200,000	300,000	800,000
(60,000)	(100,000)	(2,090,000)	(1,650,000)	(19,350,000)	(37,700,000)	(610,000)	(600,000)
150,001	50,001	1,450,001	1,850,001	46,800,000	62,300,000	1,250,001	1,050,001

100,001	150,001	1,330,001	1,450,001	33,160,000	46,800,000	940,001	1,250,001

61

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco S&P SmallCap Low Volatility ETF (XSLV)		Invesco S&P SmallCap Quality ETF (XSHQ)
	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020
Operations:
Net investment income.	$12,930,930	$48,223,058	$101,095	$68,951
Net realized gain (loss)	194,917,659	(595,799,521)	562,897	636,264
Change in net unrealized appreciation (depreciation)	155,090,223	(44,542,679)	5,201,612	380,456

Net increase (decrease) in net assets resulting from operations	362,938,812	(592,119,142)	5,865,604	1,085,671

Distributions to Shareholders from:
Distributable earnings	(15,862,297)	(61,636,699)	(90,025)	(57,762)

Shareholder Transactions:
Proceeds from shares sold	316,257,954	1,151,033,302	35,009,187	7,300,521
Value of shares repurchased	(780,402,790)	(928,774,382)	(5,379,910)	(8,245,185)

Net increase (decrease) in net assets resulting from share transactions ..	(464,144,836)	222,258,920	29,629,277	(944,664)

Net increase (decrease) in net assets	(117,068,321)	(431,496,921)	35,404,856	83,245

Net assets:
Beginning of period	1,614,105,133	2,045,602,054	4,043,049	3,959,804

End of period	$1,497,036,812	$1,614,105,133	$39,447,905	$4,043,049

Changes in Shares Outstanding:
Shares sold.	7,720,000	27,800,000	1,120,000	300,000
Shares repurchased	(19,880,000)	(25,000,000)	(170,000)	(300,000)
Shares outstanding, beginning of period	45,800,000	43,000,000	150,001	150,001

Shares outstanding, end of period.	33,640,000	45,800,000	1,100,001	150,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Financial Highlights

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)

	Six Months Ended February 28, 2021 (Unaudited)			Ten Months Ended August 31, 2018	For the Period July 11, 2017(a) Through October 31, 2017
		Years Ended August 31,
		2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$27.38	$27.73	$28.81	$26.39	$24.98

Net investment income(b)	0.29	0.53	0.45	0.39	0.11
Net realized and unrealized gain (loss) on investments	5.25	(0.15)	(0.91)	2.34	1.35

Total from investment operations	5.54	0.38	(0.46)	2.73	1.46

Distributions to shareholders from:
Net investment income	(0.46)	(0.73)	(0.62)	(0.31)	(0.05)

Net asset value at end of period	$32.46	$27.38	$27.73	$28.81	$26.39

Market price at end of period(c)	$32.62	$27.40	$27.71	$28.83	$26.43

Net Asset Value Total Return(d)	20.47%	1.72%	(1.34)%	10.38%	5.84%(e)
Market Price Total Return(d)	20.97%	1.88%	(1.49)%	10.29%	6.00%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,623	$2,738	$18,023	$145,500	$67,301
Ratio to average net assets of:
Expenses	0.29%(f)	0.29%	0.30%(g)	0.29%(f)	0.29%(f)
Net investment income	2.01%(f)	1.85%	1.63%(g)	1.69%(f)	1.35%(f)
Portfolio turnover rate(h)	25%	28%	23%	34%	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 13, 2017, the first day of trading on the Exchange) to October 31, 2017 was 4.96%. The market price total return from Fund Inception to October 31, 2017 was 5.08%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Financial Highlights–(continued)

Invesco Russell 1000 Equal Weight ETF (EQAL)

	Six Months Ended February 28, 2021 (Unaudited)				Ten Months Ended August 31, 2018				For the Period December 22, 2014(a) Through October 31, 2015
			Years Ended August 31,				Years Ended October 31,
			2020	2019			2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$33.47		$31.51	$33.30	$29.90		$25.38	$24.44	$25.05

Net investment income(b)	0.36		0.61	0.53	0.41		0.42	0.41	0.32
Net realized and unrealized gain (loss) on investments	7.67		2.01	(1.84)	3.31		4.50	0.95	(0.71)

Total from investment operations	8.03		2.62	(1.31)	3.72		4.92	1.36	(0.39)

Distributions to shareholders from:
Net investment income	(0.32)		(0.66)	(0.48)	(0.32)		(0.40)	(0.42)	(0.22)

Net asset value at end of period	$41.18		$33.47	$31.51	$33.30		$29.90	$25.38	$24.44

Market price at end of period(c) .	$41.19		$33.52	$31.51	$33.31		$29.91	$25.41	$24.48

Net Asset Value Total Return(d) .	24.15%		8.71%	(3.88)%	12.50%		19.48%	5.67%	(1.58	)%(e)
Market Price Total Return(d)	23.99%		8.87%	(3.91)%	12.49%		19.38%	5.62%	(1.42	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$611,581		$475,339	$560,932	$474,554		$315,495	$115,484	$149,084
Ratio to average net assets of: Expenses	0.20	%(f)	0.20%	0.20%	0.20	%(f)	0.20%	0.20%	0.20	%(f)
Net investment income	1.98	%(f)	1.95%	1.67%	1.57	%(f)	1.48%	1.70%	1.49	%(f)
Portfolio turnover rate(g)	27%		29%	27%	19%		29%	31%	24%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 23, 2014, the first day of trading on the Exchange) to October 31, 2015 was (2.01)%. The market price total return from Fund Inception to October 31, 2015 was (1.93)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Financial Highlights–(continued)

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)

	Six Months Ended February 28, 2021 (Unaudited)					Ten Months Ended August 31, 2018		Year Ended October 31, 2017	For the Period November 2, 2015(a) Through October 31, 2016
			Years Ended August 31,
			2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$32.99		$33.19	$33.29		$29.81		$25.93	$25.31

Net investment income(b)	0.36		0.59	0.58		0.42		0.45	0.42
Net realized and unrealized gain (loss) on investments	2.43		0.01	(0.07)		3.44		3.83	0.53

Total from investment operations	2.79		0.60	0.51		3.86		4.28	0.95

Distributions to shareholders from:
Net investment income	(0.48)		(0.80)	(0.61)		(0.38)		(0.40)	(0.33)

Net asset value at end of period	$35.30		$32.99	$33.19		$33.29		$29.81	$25.93

Market price at end of period(c)	$35.29		$33.06	$33.19		$33.29		$29.81	$25.95

Net Asset Value Total Return(d)	8.60%		2.08%	1.69%		13.04%		16.60%	3.78	%(e)
Market Price Total Return(d)	8.34%		2.30%	1.69%		13.04%		16.51%	3.86	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$8,826		$9,896	$111,185		$164,778		$153,515	$138,704
Ratio to average net assets of:
Expenses	0.35	%(f)	0.35%	0.36	%(g)	0.35	%(f)	0.35%	0.35	%(f)
Net investment income	2.12	%(f)	1.76%	1.82	%(g)	1.63	%(f)	1.60%	1.66	%(f)
Portfolio turnover rate(h)	22%		33%	53%		91%		40%	118%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (November 5, 2015, the first day of trading on the Exchange) to October 31, 2016 was 4.19%. The market price total return from Fund Inception to October 31, 2016 was 4.15%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Financial Highlights–(continued)

Invesco S&P 500 Enhanced Value ETF (SPVU)

	Six Months Ended February 28, 2021 (Unaudited)					Ten Months Ended August 31, 2018				For the Period October 6, 2015(a) Through October 31, 2015
			Years Ended August 31,					Years Ended October 31,
			2020	2019				2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$28.77		$33.42	$35.99		$33.08		$26.44	$25.78	$25.04

Net investment income(b)	0.45		0.99	0.93		0.68		0.57	0.63	0.01
Net realized and unrealized gain (loss) on investments	8.44		(4.69)	(2.67)		3.12		6.44	0.38	0.73

Total from investment operations	8.89		(3.70)	(1.74)		3.80		7.01	1.01	0.74

Distributions to shareholders from:
Net investment income	(0.44)		(0.95)	(0.83)		(0.89)		(0.37)	(0.35)	-

Net asset value at end of period	$37.22		$28.77	$33.42		$35.99		$33.08	$26.44	$25.78

Market price at end of period(c)	$37.25		$28.82	$33.45		$36.01		$33.10	$26.45	$25.83

Net Asset Value Total Return(d)	31.31%		(11.04)%	(4.79)%		11.61%		26.58%	4.03%	2.96	%(e)
Market Price Total Return(d)	31.19%		(10.97)%	(4.76)%		11.60%		26.61%	3.86%	3.15	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$97,525		$69,042	$60,160		$26,996		$51,275	$1,322	$2,578
Ratio to average net assets of:
Expenses	0.13	%(f)	0.13%	0.15	%(g)	0.16	%(f)	0.25%	0.25%	0.25	%(f)
Net investment income	2.84	%(f)	3.14%	2.72	%(g)	2.35	%(f)	1.81%	2.53%	0.63	%(f)
Portfolio turnover rate(h)	26%		39%	54%		34%		36%	42%	0	%(i)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 9, 2015, the first day of trading on the Exchange) to October 31, 2015 was 1.38%. The market price total return from Fund Inception to October 31, 2015 was 1.45%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(i)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Financial Highlights–(continued)

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

	Six Months Ended February 28, 2021 (Unaudited)					Ten Months Ended August 31, 2018				For the Period April 6, 2015(a) Through October 31, 2015
			Years Ended August 31,					Years Ended October 31,
			2020	2019				2017	2016
Per Share Operating Performance:
Net asset value at beginning of period.	$39.43		$38.76	$36.10		$32.38		$26.74	$25.36	$25.14

Net investment income(b)	0.30		0.72	0.63		0.43		0.51	0.44	0.23
Net realized and unrealized gain on investments	1.75		0.71	2.68		3.73		5.62	1.39	0.18

Total from investment operations	2.05		1.43	3.31		4.16		6.13	1.83	0.41

Distributions to shareholders from:
Net investment income	(0.27)		(0.76)	(0.65)		(0.44)		(0.49)	(0.45)	(0.19)
Return of capital	-		-	-		-		-	-	(0.00	)(c)

Total distributions	(0.27)		(0.76)	(0.65)		(0.44)		(0.49)	(0.45)	(0.19)

Net asset value at end of period	$41.21		$39.43	$38.76		$36.10		$32.38	$26.74	$25.36

Market price at end of period(d)	$41.20		$39.49	$38.77		$36.11		$32.38	$26.75	$25.42

Net Asset Value Total Return(e)	5.22%		3.86%	9.35%		12.92%		23.11%	7.29%	1.62	%(f)
Market Price Total Return(e)
Ratios/Supplemental Data:	5.04%		3.99%	9.35%		12.96%		23.06%	7.08%	1.86	%(f)
Net assets at end of period (000’s omitted)	$46,159		$69,002	$166,657		$146,189		$131,153	$164,423	$107,785
Ratio to average net assets of:
Expenses	0.25	%(g)	0.25%	0.26	%(h)	0.25	%(g)	0.25%	0.25%	0.25	%(g)
Net investment income	1.49	%(g)	1.87%	1.74	%(h)	1.52	%(g)	1.75%	1.65%	1.65	%(g)
Portfolio turnover rate(i)	18%		84%	62%		68%		61%	52%	32%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (April 9, 2015, the first day of trading on the Exchange) to October 31, 2015 was 1.62%. The market price total return from Fund Inception to October 31, 2015 was 1.78%.

(g)	Annualized.
(h)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Financial Highlights–(continued)

Invesco S&P 500® High Beta ETF (SPHB)

	Six Months Ended February 28, 2021 (Unaudited)					Ten Months Ended August 31, 2018
			Years Ended August 31,					Years Ended October 31,
			2020		2019			2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$43.73		$40.44		$45.25	$40.12		$32.29	$31.38	$34.04

Net investment income(a)	0.51		0.99	(b)	0.44	0.51		0.44	0.39	0.37
Net realized and unrealized gain (loss) on investments.	23.02		3.25		(4.67)	5.15		8.01	0.84	(2.58)

Total from investment operations	23.53		4.24		(4.23)	5.66		8.45	1.23	(2.21)

Distributions to shareholders from:
Net investment income	(0.45)		(0.95)		(0.58)	(0.53)		(0.62)	(0.32)	(0.45)

Net asset value at end of period	$66.81		$43.73		$40.44	$45.25		$40.12	$32.29	$31.38

Market price at end of period(c)	$66.80		$43.83		$40.46	$45.28		$40.12	$32.32	$31.42

Net Asset Value Total Return(d)	54.20%		11.38%		(9.32)%	14.14%		26.32%	4.02%	(6.56)%
Market Price Total Return(d)	53.82%		11.59%		(9.33)%	14.22%		26.20%	3.98%	(6.47)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$954,013		$131,175		$90,993	$171,934		$359,072	$489,204	$80,025
Ratio to average net assets of:
Expenses	0.25	%(e)	0.25%		0.25%	0.25	%(e)	0.25%	0.25%	0.25%
Net investment income	1.90	%(e)	2.39	%(b)	1.07%	1.42	%(e)	1.18%	1.28%	1.09%
Portfolio turnover rate(f)	26%		113%		69%	76%		80%	55%	90%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.79 and 1.91%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Financial Highlights–(continued)

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

	Six Months Ended February 28, 2021 (Unaudited)				Ten Months Ended August 31, 2018
			Years Ended August 31,				Years Ended October 31,
			2020	2019			2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$34.10		$40.52	$41.68	$41.24		$37.69	$33.22	$32.14

Net investment income(a)	0.82		1.53	1.64	1.35		1.33	1.29	1.10
Net realized and unrealized gain (loss)on investments	5.27		(6.10)	(1.06)	0.45		3.68	4.51	1.13

Total from investment operations	6.09		(4.57)	0.58	1.80		5.01	5.80	2.23

Distributions to shareholders from:
Net investment income	(0.90)		(1.85)	(1.74)	(1.36)		(1.46)	(1.33)	(1.15)

Net asset value at end of period	$39.29		$34.10	$40.52	$41.68		$41.24	$37.69	$33.22

Market price at end of period(b)	$39.29		$34.16	$40.55	$41.68		$41.25	$37.72	$33.27

Net Asset Value Total Return(c)	18.10%		(11.46)%	1.42%	4.48%		13.48%	17.75%	7.07%
Market Price Total Return(c)	17.89%		(11.37)%	1.49%	4.45%		13.42%	17.66%	7.20%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,632,744		$2,446,739	$3,304,185	$2,656,868		$2,973,601	$2,623,431	$538,180
Ratio to average net assets of:
Expenses	0.30	%(d)	0.30%	0.30%	0.30	%(d)	0.30%	0.30%	0.30%
Net investment income	4.53	%(d)	4.02%	3.97%	3.95	%(d)	3.31%	3.48%	3.38%
Portfolio turnover rate(e)	22%		76%	43%	46%		56%	50%	48%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Financial Highlights–(continued)

Invesco S&P 500® Low Volatility ETF (SPLV)

	Six Months Ended February 28, 2021 (Unaudited)				Ten Months Ended August 31, 2018
			Years Ended August 31,				Years Ended October 31,
			2020	2019			2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$54.69		$56.75	$49.77	$46.56		$40.47	$38.34	$36.60

Net investment income(a)	0.49		1.27	1.16	0.81		0.95	0.81	0.85
Net realized and unrealized gain (loss) on investments	(0.29)		(2.01)	6.96	3.23		6.09	2.16	1.78

Total from investment operations.	0.20		(0.74)	8.12	4.04		7.04	2.97	2.63

Distributions to shareholders from:
Net investment income	(0.45)		(1.32)	(1.14)	(0.83)		(0.95)	(0.84)	(0.89)

Net asset value at end of period	$54.44		$54.69	$56.75	$49.77		$46.56	$40.47	$38.34

Market price at end of period(b)	$54.44		$54.77	$56.77	$49.78		$46.57	$40.50	$38.40

Net Asset Value Total Return(c)	0.37%		(1.19)%	16.57%	8.77%		17.57%	7.80%	7.28%
Market Price Total Return(c)	0.21%		(1.08)%	16.59%	8.76%		17.51%	7.72%	7.39%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$7,360,833		$9,233,967	$12,348,879	$7,381,362		$7,140,364	$6,451,015	$5,051,233
Ratio to average net assets of:
Expenses	0.25	%(d)	0.25%	0.25%	0.25	%(d)	0.25%	0.25%	0.25%
Net investment income	1.80	%(d)	2.33%	2.24%	2.06	%(d)	2.18%	2.02%	2.26%
Portfolio turnover rate(e)	16%		86%	51%	68%		49%	53%	65%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Financial Highlights–(continued)

Invesco S&P 500 Minimum Variance ETF (SPMV)

	Six Months Ended February 28, 2021 (Unaudited)					Ten Months Ended August 31, 2018		For the Period July 11, 2017(a) Through October 31, 2017
			Years Ended August 31,
			2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$32.31		$30.22	$29.19		$26.29		$24.92

Net investment income(b)	0.34		0.63	0.46		0.47		0.15
Net realized and unrealized gain on investments	0.64		2.57	1.65		3.04		1.30

Total from investment operations	0.98		3.20	2.11		3.51		1.45

Distributions to shareholders from:
Net investment income	(0.21)		(0.58)	(0.55)		(0.61)		(0.08)
Net realized gains	-		(0.53)	(0.53)		-		-

Total distributions	(0.21)		(1.11)	(1.08)		(0.61)		(0.08)

Net asset value at end of period	$33.08		$32.31	$30.22		$29.19		$26.29

Market price at end of period(c)	$33.32		$32.39	$30.24		$29.19		$26.30

Net Asset Value Total Return(d)	3.03%		11.02%	7.86%		13.50%		5.81	%(e)
Market Price Total Return(d)	3.53%		11.22%	7.94%		13.45%		5.85	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,308		$4,847	$1,511		$1,460		$2,629
Ratio to average net assets of:
Expenses	0.10	%(f)	0.10%	0.58	%(g)	0.13	%(f)	0.13	%(f)
Net investment income	2.08	%(f)	2.11%	1.62	%(g)	2.08	%(f)	1.97	%(f)
Portfolio turnover rate(h)	12%		20%	34%		30%		14%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 13, 2017, the first day of trading on the Exchange) to October 31, 2017 was 4.97%. The market price total return from Fund Inception to October 31, 2017 was 4.93%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.48%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Financial Highlights–(continued)

Invesco S&P 500 Momentum ETF (SPMO)

	Six Months Ended February 28, 2021 (Unaudited)					Ten Months Ended August 31, 2018				For the Period October 6, 2015(a) Through October 31, 2015
			Years Ended August 31,					Years Ended October 31,
			2020	2019				2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$50.95		$40.57	$40.07		$33.26		$26.56	$26.06	$24.65

Net investment income(b)	0.23		0.62	0.51		0.34		0.46	0.41	0.01
Net realized and unrealized gain on investments	1.16		10.42	0.46		6.67		6.72	0.44	1.40

Total from investment operations	1.39		11.04	0.97		7.01		7.18	0.85	1.41

Distributions to shareholders from:
Net investment income	(0.33)		(0.66)	(0.47)		(0.20)		(0.48)	(0.35)	-

Net asset value at end of period	$52.01		$50.95	$40.57		$40.07		$33.26	$26.56	$26.06

Market price at end of period(c)	$52.02		$51.10	$40.59		$40.08		$33.23	$26.58	$26.12

Net Asset Value Total Return(d)	2.76%		27.77%	2.52%		21.12%		27.35%	3.28%	5.72	%(e)
Market Price Total Return(d)	2.48%		28.08%	2.55%		21.26%		27.14%	3.12%	5.96	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$69,172		$73,872	$75,053		$50,082		$1,663	$1,328	$2,606
Ratio to average net assets of:
Expenses	0.13	%(f)	0.13%	0.14	%(g)	0.13	%(f)	0.25%	0.25%	0.25	%(f)
Net investment income	0.88	%(f)	1.48%	1.32	%(g)	1.10	%(f)	1.61%	1.60%	0.69	%(f)
Portfolio turnover rate(h)	37%		90%	83%		41%		140%	105%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 9, 2015, the first day of trading on the Exchange) to October 31, 2015 was 3.62%. The market price total return from Fund Inception to October 31, 2015 was 3.77%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Financial Highlights–(continued)

Invesco S&P MidCap Low Volatility ETF (XMLV)

	Six Months Ended February 28, 2021 (Unaudited)				Ten Months Ended August 31, 2018
			Years Ended August 31,				Years Ended October 31,
			2020	2019			2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$43.65		$51.87	$49.02	$45.02		$38.21	$34.38	$31.82

Net investment income(a)	0.33		1.02	1.09	0.96		0.69	0.69	0.66
Net realized and unrealized gain (loss) on investments	6.01		(7.93)	2.72	3.92		6.80	3.72	2.55

Total from investment operations	6.34		(6.91)	3.81	4.88		7.49	4.41	3.21

Distributions to shareholders from:
Net investment income	(0.28)		(1.31)	(0.96)	(0.88)		(0.68)	(0.58)	(0.65)

Net asset value at end of period	$49.71		$43.65	$51.87	$49.02		$45.02	$38.21	$34.38

Market price at end of period(b)	$49.69		$43.70	$51.88	$49.04		$45.02	$38.23	$34.42

Net Asset Value Total Return(c)	14.63%		(13.26)%	7.99%	11.00%		19.76%	12.96%	10.18%
Market Price Total Return(c)	14.45%		(13.17)%	7.97%	11.04%		19.69%	12.89%	10.30%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,648,344		$2,042,702	$3,231,736	$1,443,641		$1,195,218	$682,094	$106,565
Ratio to average net assets of:
Expenses	0.25	%(d)	0.25%	0.25%	0.25	%(d)	0.25%	0.25%	0.25%
Net investment income	1.46	%(d)	2.13%	2.21%	2.52	%(d)	1.64%	1.86%	1.97%
Portfolio turnover rate(e)	20%		84%	61%	50%		57%	51%	57%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Financial Highlights–(continued)

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

	Six Months Ended February 28, 2021 (Unaudited)					Ten Months Ended August 31, 2018		For the Period November 29, 2016(a) Through October 31, 2017
			Years Ended August 31,
			2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$16.66		$22.42	$26.86		$25.13		$25.02

Net investment income(b)	0.48		0.82	1.02		0.78		0.81
Net realized and unrealized gain (loss) on investments.	5.18		(5.31)	(4.28)		1.98		0.24

Total from investment operations	5.66		(4.49)	(3.26)		2.76		1.05

Distributions to shareholders from:
Net investment income	(0.38)		(1.27)	(1.18)		(1.03)		(0.94)

Net asset value at end of period	$21.94		$16.66	$22.42		$26.86		$25.13

Market price at end of period(c)	$22.07		$16.69	$22.35		$26.85		$25.15

Net Asset Value Total Return(d)	34.42%		(20.41)%	(12.29)%		11.39%		4.31	%(e)
Market Price Total Return(d)	34.97%		(20.01)%	(12.52)%		11.26%		4.39	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$20,626		$20,827	$23,536		$12,086		$7,538
Ratio to average net assets of:
Expenses	0.30	%(f)	0.30%	0.34	%(g)	0.30	%(f)	0.30	%(f)
Net investment income	5.23	%(f)	4.15%	4.29	%(g)	3.74	%(f)	3.58	%(f)
Portfolio turnover rate(h)	26%		83%	67%		61%		86%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 1, 2016, the first day of trading on the Exchange) to October 31, 2017 was 6.26%. The market price total return from Fund Inception to October 31, 2017 was 6.34%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.04%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco S&P SmallCap Low Volatility ETF (XSLV)

	Six Months Ended February 28, 2021 (Unaudited)				Ten Months Ended August 31, 2018
			Years Ended August 31,				Years Ended October 31,
			2020	2019			2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$35.24		$47.57	$51.10	$46.43		$37.90	$34.30	$32.93

Net investment income(a)	0.33		1.08	1.24	0.87		0.97	0.78	0.77
Net realized and unrealized gain (loss) on investments	9.32		(12.05)	(3.46)	4.55		8.46	3.58	1.38

Total from investment operations	9.65		(10.97)	(2.22)	5.42		9.43	4.36	2.15

Distributions to shareholders from:
Net investment income	(0.39)		(1.36)	(1.31)	(0.75)		(0.90)	(0.76)	(0.78)

Net asset value at end of period	$44.50		$35.24	$47.57	$51.10		$46.43	$37.90	$34.30

Market price at end of period(b)	$44.47		$35.30	$47.59	$51.10		$46.47	$37.93	$34.30

Net Asset Value Total Return(c)	27.63%		(23.22)%	(4.17)%	11.81%		25.05%	12.90%	6.63%
Market Price Total Return(c)	27.33%		(23.12)%	(4.14)%	11.71%		25.06%	12.99%	6.70%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,497,037		$1,614,105	$2,045,602	$1,433,356		$1,079,472	$651,821	$126,926
Ratio to average net assets of:
Expenses	0.25	%(d)	0.25%	0.25%	0.25	%(d)	0.25%	0.25%	0.25	%(e)
Net investment income	1.72	%(d)	2.55%	2.62%	2.24	%(d)	2.25%	2.15%	2.33%
Portfolio turnover rate(f)	24%		103%	56%	66%		59%	48%	57%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco S&P SmallCap Quality ETF (XSHQ)

	Six Months Ended February 28, 2021 (Unaudited)					Ten Months Ended August 31, 2018		For the Period April 3, 2017(a) Through October 31, 2017
			Years Ended August 31,
			2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$26.95		$26.40	$31.80		$26.11		$24.54

Net investment income(b)	0.18		0.36	0.35		0.26		0.16
Net realized and unrealized gain (loss) on investments	8.94		0.54	(5.41)		5.65		1.51

Total from investment operations	9.12		0.90	(5.06)		5.91		1.67

Distributions to shareholders from:
Net investment income	(0.21)		(0.35)	(0.34)		(0.22)		(0.10)
Net realized gains	-		-	(0.00	)(c)	-		-

Total distributions	(0.21)		(0.35)	(0.34)		(0.22)		(0.10)

Net asset value at end of period	$35.86		$26.95	$26.40		$31.80		$26.11

Market price at end of period(d)	$36.06		$26.99	$26.39		$31.81		$26.14

Net Asset Value Total Return(e)	34.10%		3.61%	(15.88)%		22.75%		6.81	%(f)
Market Price Total Return(e)	34.65%		3.80%	(15.94)%		22.65%		6.93	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$39,448		$4,043	$3,960		$42,924		$1,305
Ratio to average net assets of:
Expenses	0.29	%(g)	0.29%	0.34	%(h)	0.29	%(g)	0.29	%(g)
Net investment income	1.09	%(g)	1.37%	1.23	%(h)	1.06	%(g)	1.11	%(g)
Portfolio turnover rate(i)	30%		107%	52%		23%		65%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (April 6, 2017, the first day of trading on the Exchange) to October 31, 2017 was 7.33%. The market price total return from Fund Inception to October 31, 2017 was 7.54%.

(g)	Annualized.
(h)	Ratios include non-recurring costs associated with a proxy statement of 0.05%.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2021

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)	“Russell 1000 Enhanced Equal Weight ETF”
Invesco Russell 1000 Equal Weight ETF (EQAL)	“Russell 1000 Equal Weight ETF”
Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)	“Russell 1000 Low Beta Equal Weight ETF”
Invesco S&P 500 Enhanced Value ETF (SPVU)	“S&P 500 Enhanced Value ETF”
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)	“S&P 500® ex-Rate Sensitive Low Volatility ETF”
Invesco S&P 500® High Beta ETF (SPHB)	“S&P 500® High Beta ETF”
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	“S&P 500® High Dividend Low Volatility ETF”
Invesco S&P 500® Low Volatility ETF (SPLV)	“S&P 500® Low Volatility ETF”
Invesco S&P 500 Minimum Variance ETF (SPMV)	“S&P 500 Minimum Variance ETF”
Invesco S&P 500 Momentum ETF (SPMO)	“S&P 500 Momentum ETF”
Invesco S&P MidCap Low Volatility ETF (XMLV)	“S&P MidCap Low Volatility ETF”
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	“S&P SmallCap High Dividend Low Volatility ETF”
Invesco S&P SmallCap Low Volatility ETF (XSLV)	“S&P SmallCap Low Volatility ETF”
Invesco S&P SmallCap Quality ETF (XSHQ)	“S&P SmallCap Quality ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of Russell 1000 Low Beta Equal Weight ETF, which is listed and traded on The Nasdaq Stock Market and Shares of Russell 1000 Enhanced Equal Weight ETF, S&P 500 Minimum Variance ETF, S&P SmallCap High Dividend Low Volatility ETF and S&P SmallCap Quality ETF, which are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Russell 1000 Enhanced Equal Weight ETF	Russell 1000® Enhanced Value Equal Weight Index
Russell 1000 Equal Weight ETF	Russell 1000® Equal Weight Index
Russell 1000 Low Beta Equal Weight ETF	Russell 1000® Low Beta Equal Weight Index
S&P 500 Enhanced Value ETF	S&P 500 Enhanced Value Index
S&P 500® ex-Rate Sensitive Low Volatility ETF	S&P 500® Low Volatility Rate Response Index
S&P 500® High Beta ETF	S&P 500® High Beta Index
S&P 500® High Dividend Low Volatility ETF	S&P 500® Low Volatility High Dividend Index
S&P 500® Low Volatility ETF	S&P 500® Low Volatility Index
S&P 500 Minimum Variance ETF	S&P 500® Minimum Volatility Index
S&P 500 Momentum ETF	S&P 500® Momentum Index
S&P MidCap Low Volatility ETF	S&P MidCap 400® Low Volatility Index
S&P SmallCap High Dividend Low Volatility ETF	S&P SmallCap 600® Low Volatility High Dividend Index
S&P SmallCap Low Volatility ETF	S&P SmallCap 600® Low Volatility Index
S&P SmallCap Quality ETF	S&P SmallCap 600® Quality Index

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NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity

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to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

High Dividend Paying Securities Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in which a Fund invests and the capital resources available for such companies’ dividend payments may adversely affect a Fund.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum

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are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because S&P 500 Momentum ETF is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

Small-and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund (except for S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on

80

the ex-dividend date. S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are

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subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
Russell 1000 Enhanced Equal Weight ETF	0.29%
Russell 1000 Equal Weight ETF	0.20%
Russell 1000 Low Beta Equal Weight ETF	0.35%
S&P 500 Enhanced Value ETF	0.13%
S&P 500® ex-Rate Sensitive Low Volatility ETF	0.25%
S&P 500® High Beta ETF	0.25%
S&P 500® High Dividend Low Volatility ETF	0.30%
S&P 500® Low Volatility ETF	0.25%
S&P 500 Minimum Variance ETF	0.10%
S&P 500 Momentum ETF	0.13%
S&P MidCap Low Volatility ETF	0.25%
S&P SmallCap High Dividend Low Volatility ETF	0.30%
S&P SmallCap Low Volatility ETF	0.25%
S&P SmallCap Quality ETF	0.29%

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Further, through at least August 31, 2023, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2021, the Adviser waived fees for each Fund in the following amounts:

Russell 1000 Enhanced Equal Weight ETF	$2
Russell 1000 Equal Weight ETF	190
Russell 1000 Low Beta Equal Weight ETF	5
S&P 500 Enhanced Value ETF	56
S&P 500® ex-Rate Sensitive Low Volatility ETF	10
S&P 500® High Beta ETF	150
S&P 500® High Dividend Low Volatility ETF	1,685
S&P 500® Low Volatility ETF	3,271
S&P 500 Minimum Variance ETF	2
S&P 500 Momentum ETF	19
S&P MidCap Low Volatility ETF	700
S&P SmallCap High Dividend Low Volatility ETF	9
S&P SmallCap Low Volatility ETF	516
S&P SmallCap Quality ETF	5

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Russell 1000 Enhanced Equal Weight ETF	Frank Russell Company
Russell 1000 Equal Weight ETF	Frank Russell Company
Russell 1000 Low Beta Equal Weight ETF	Frank Russell Company
S&P 500 Enhanced Value ETF	S&P Dow Jones Indices LLC
S&P 500® ex-Rate Sensitive Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500® High Beta ETF	S&P Dow Jones Indices LLC
S&P 500® High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500® Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500 Minimum Variance ETF	S&P Dow Jones Indices LLC
S&P 500 Momentum ETF	S&P Dow Jones Indices LLC
S&P MidCap Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap Quality ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

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For the six months ended February 28, 2021, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Russell 1000 Enhanced Equal Weight ETF	$3
Russell 1000 Equal Weight ETF	17,974
Russell 1000 Low Beta Equal Weight ETF	376
S&P 500 Enhanced Value ETF	5,342
S&P 500® ex-Rate Sensitive Low Volatility ETF	1,129
S&P 500® High Beta ETF	31,493
S&P 500® High Dividend Low Volatility ETF	25,055
S&P 500® Low Volatility ETF	35,252
S&P 500 Minimum Variance ETF	96
S&P 500 Momentum ETF	2,525
S&P MidCap Low Volatility ETF	7,294
S&P SmallCap High Dividend Low Volatility ETF	937
S&P SmallCap Low Volatility ETF	6,098
S&P SmallCap Quality ETF	748

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six months ended February 28, 2021, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*
Russell 1000 Equal Weight ETF	$341,836	$247,464	$8,526
S&P 500® High Dividend Low Volatility ETF	49,475,835	20,777,483	(2,407,977)
S&P MidCap Low Volatility ETF	-	8,856,257	80,512

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021, for each Fund (except for S&P 500 ex-Rate Sensitive Low Volatility ETF, S&P 500 Minimum Variance ETF and S&P 500 Momentum ETF). As of February 28, 2021, all of the securities in S&P 500 ex-Rate Sensitive Low Volatility ETF, S&P 500 Minimum Variance ETF and S&P 500 Momentum ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the

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inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Russell 1000 Enhanced Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,621,497	$-	$-	$1,621,497
Money Market Funds	-	13,132	-	13,132

Total Investments	$1,621,497	$13,132	$-	$1,634,629

Russell 1000 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$611,055,762	$-	$-	$611,055,762
Money Market Funds	-	13,271,974	-	13,271,974

Total Investments	$611,055,762	$13,271,974	$-	$624,327,736

Russell 1000 Low Beta Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,820,569	$-	$-	$8,820,569
Money Market Funds	3,835	45,620	-	49,455

Total Investments	$8,824,404	$45,620	$-	$8,870,024

S&P 500 Enhanced Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$97,391,539	$-	$-	$97,391,539
Money Market Funds	-	9,062	-	9,062

Total Investments	$97,391,539	$9,062	$-	$97,400,601

S&P 500® High Beta ETF
Investments in Securities
Common Stocks & Other Equity Interests	$953,256,337	$-	$-	$953,256,337
Money Market Funds	-	25,306,742	-	25,306,742

Total Investments	$953,256,337	$25,306,742	$-	$978,563,079

S&P 500® High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,630,340,797	$-	$-	$2,630,340,797
Money Market Funds	-	9,689,690	-	9,689,690

Total Investments	$2,630,340,797	$9,689,690	$-	$2,640,030,487

S&P 500® Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,355,500,427	$-	$-	$7,355,500,427
Money Market Funds	-	68,940	-	68,940

Total Investments	$7,355,500,427	$68,940	$-	$7,355,569,367

S&P MidCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,647,704,000	$-	$-	$1,647,704,000
Money Market Funds	-	22,792,218	-	22,792,218

Total Investments	$1,647,704,000	$22,792,218	$-	$1,670,496,218

S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$20,623,842	$-	$-	$20,623,842
Money Market Funds	-	1,167,592	-	1,167,592

Total Investments	$20,623,842	$1,167,592	$-	$21,791,434

S&P SmallCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,495,114,459	$-	$-	$1,495,114,459
Money Market Funds	-	7,551,925	-	7,551,925

Total Investments	$1,495,114,459	$7,551,925	$-	$1,502,666,384

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	Level 1	Level 2	Level 3	Total
S&P SmallCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$39,390,813	$-	$-	$39,390,813
Money Market Funds	35,281	595,601	-	630,882

Total Investments	$39,426,094	$595,601	$-	$40,021,695

NOTE 6–Tax Information

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for each Fund as of August 31, 2020:

	No expiration
	Short-Term	Long-Term	Total*
Russell 1000 Enhanced Equal Weight ETF	$3,377,267	$2,295,448	$5,672,715
Russell 1000 Equal Weight ETF	12,923,414	50,265,486	63,188,900
Russell 1000 Low Beta Equal Weight ETF	18,166,817	10,884,776	29,051,593
S&P 500 Enhanced Value ETF	3,514,684	1,772,299	5,286,983
S&P 500® ex-Rate Sensitive Low Volatility ETF	17,823,632	6,765,268	24,588,900
S&P 500® High Beta ETF	56,229,197	19,428,381	75,657,578
S&P 500® High Dividend Low Volatility ETF	328,586,450	304,232,917	632,819,367
S&P 500® Low Volatility ETF	1,482,621,950	406,718,756	1,889,340,706
S&P 500 Minimum Variance ETF	-	-	-
S&P 500 Momentum ETF	4,210,972	525,621	4,736,593
S&P MidCap Low Volatility ETF	404,341,313	233,797,929	638,139,242
S&P SmallCap High Dividend Low Volatility ETF	3,976,213	3,360,270	7,336,483
S&P SmallCap Low Volatility ETF	372,278,070	274,447,685	646,725,755
S&P SmallCap Quality ETF	1,812,819	330,382	2,143,201

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended February 28, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Russell 1000 Enhanced Equal Weight ETF	$617,821	$667,788
Russell 1000 Equal Weight ETF	139,544,871	137,955,264
Russell 1000 Low Beta Equal Weight ETF	2,075,795	2,002,248
S&P 500 Enhanced Value ETF	20,640,961	20,394,092
S&P 500® ex-Rate Sensitive Low Volatility ETF	10,113,262	9,907,500
S&P 500® High Beta ETF	124,531,889	121,669,456
S&P 500® High Dividend Low Volatility ETF	563,922,355	563,049,709
S&P 500® Low Volatility ETF	1,326,953,841	1,315,321,208
S&P 500 Minimum Variance ETF	540,624	517,464
S&P 500 Momentum ETF	26,181,998	24,917,266
S&P MidCap Low Volatility ETF	363,453,667	361,146,883
S&P SmallCap High Dividend Low Volatility ETF	5,948,793	5,756,863
S&P SmallCap Low Volatility ETF	360,298,976	362,972,492
S&P SmallCap Quality ETF	5,816,385	5,808,352

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For the six months ended February 28, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Russell 1000 Enhanced Equal Weight ETF	$-	$1,561,480
Russell 1000 Equal Weight ETF	54,443,052	26,771,315
Russell 1000 Low Beta Equal Weight ETF	1,728,679	3,513,696
S&P 500 Enhanced Value ETF	15,491,673	8,287,375
S&P 500® ex-Rate Sensitive Low Volatility ETF	10,500,649	35,581,843
S&P 500® High Beta ETF	1,247,488,672	677,678,146
S&P 500® High Dividend Low Volatility ETF	604,954,824	758,412,318
S&P 500® Low Volatility ETF	2,868,472,999	4,704,052,658
S&P 500 Minimum Variance ETF	335,007	2,017,104
S&P 500 Momentum ETF	100,258,683	105,612,821
S&P MidCap Low Volatility ETF	273,012,258	888,912,651
S&P SmallCap High Dividend Low Volatility ETF	5,782,700	12,326,853
S&P SmallCap Low Volatility ETF	316,185,804	781,461,370
S&P SmallCap Quality ETF	34,974,504	5,398,806

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At February 28, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Russell 1000 Enhanced Equal Weight ETF	$280,965	$(65,681)	$215,284	$1,419,345
Russell 1000 Equal Weight ETF	133,121,283	(22,002,137)	111,119,146	513,208,590
Russell 1000 Low Beta Equal Weight ETF	1,155,565	(282,573)	872,992	7,997,032
S&P 500 Enhanced Value ETF	11,341,565	(4,272,392)	7,069,173	90,331,428
S&P 500® ex-Rate Sensitive Low Volatility ETF	5,839,126	(1,148,765)	4,690,361	41,462,335
S&P 500® High Beta ETF	120,344,476	(5,848,752)	114,495,724	864,067,355
S&P 500® High Dividend Low Volatility ETF	171,479,617	(174,993,022)	(3,513,405)	2,643,543,892
S&P 500® Low Volatility ETF	453,828,172	(292,054,193)	161,773,979	7,193,795,388
S&P 500 Minimum Variance ETF	328,815	(104,239)	224,576	3,079,042
S&P 500 Momentum ETF	1,837,830	(2,314,363)	(476,533)	69,578,965
S&P MidCap Low Volatility ETF	229,900,060	(46,564,053)	183,336,007	1,487,160,211
S&P SmallCap High Dividend Low Volatility ETF	2,617,752	(867,564)	1,750,188	20,041,246
S&P SmallCap Low Volatility ETF	207,775,534	(39,012,813)	168,762,721	1,333,903,663
S&P SmallCap Quality ETF	5,529,239	(274,830)	5,254,409	34,767,286

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the

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transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2021.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)
Actual	$1,000.00	$1,204.70	0.29%	$1.59
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco Russell 1000 Equal Weight ETF (EQAL)
Actual	1,000.00	1,241.50	0.20	1.11
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)
Actual	1,000.00	1,086.00	0.35	1.81
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
Invesco S&P 500 Enhanced Value ETF (SPVU)
Actual	1,000.00	1,313.10	0.13	0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.15	0.13	0.65
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
Actual	1,000.00	1,052.20	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

89

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P 500® High Beta ETF (SPHB)
Actual	$1,000.00	$1,542.00	0.25%	$1.58
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
Actual	1,000.00	1,181.00	0.30	1.62
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51
Invesco S&P 500® Low Volatility ETF (SPLV)
Actual	1,000.00	1,003.70	0.25	1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Invesco S&P 500 Minimum Variance ETF (SPMV)
Actual	1,000.00	1,030.30	0.10	0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50
Invesco S&P 500 Momentum ETF (SPMO)
Actual	1,000.00	1,027.60	0.13	0.65
Hypothetical (5% return before expenses)	1,000.00	1,024.15	0.13	0.65
Invesco S&P MidCap Low Volatility ETF (XMLV)
Actual	1,000.00	1,146.30	0.25	1.33
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
Actual	1,000.00	1,344.20	0.30	1.74
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51
Invesco S&P SmallCap Low Volatility ETF (XSLV)
Actual	1,000.00	1,276.30	0.25	1.41
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Invesco S&P SmallCap Quality ETF (XSHQ)
Actual	1,000.00	1,341.00	0.29	1.68
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

90

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TRST2-HBLV-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
February 28, 2021
RWL	Invesco S&P 500 Revenue ETF
RWK	Invesco S&P MidCap 400 Revenue ETF
RWJ	Invesco S&P SmallCap 600 Revenue ETF
RDIV	Invesco S&P Ultra Dividend Revenue ETF

2

Invesco S&P 500 Revenue ETF (RWL)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-8.07%
Activision Blizzard, Inc.	6,345	$606,645
Alphabet, Inc., Class A(b)	3,349	6,771,377
Alphabet, Inc., Class C(b)	3,336	6,794,965
AT&T, Inc.	386,907	10,790,836
Charter Communications, Inc., Class A(b)	5,026	3,083,049
Comcast Corp., Class A	141,862	7,478,965
Discovery, Inc., Class A(b)	12,761	676,716
Discovery, Inc., Class C(b)	14,494	652,230
DISH Network Corp., Class A(b)	27,358	862,051
Electronic Arts, Inc.	2,796	374,580
Facebook, Inc., Class A(b)	20,028	5,159,613
Fox Corp., Class A	14,640	487,658
Fox Corp., Class B	14,943	477,130
Interpublic Group of Cos., Inc. (The)	27,348	714,330
Live Nation Entertainment, Inc.(b)	4,483	398,359
Lumen Technologies, Inc.	144,286	1,773,275
Netflix, Inc.(b)	3,283	1,769,045
News Corp., Class A	17,235	404,161
News Corp., Class B	17,335	397,318
Omnicom Group, Inc.	14,585	1,002,427
Take-Two Interactive Software, Inc.(b)	1,249	230,390
T-Mobile US, Inc.(b)	31,680	3,800,650
Twitter, Inc.(b)	4,713	363,184
Verizon Communications, Inc.	147,803	8,173,506
ViacomCBS, Inc., Class B	50,504	3,257,003
Walt Disney Co. (The)	25,706	4,859,462

		71,358,925

Consumer Discretionary-13.15%
Advance Auto Parts, Inc.	4,343	696,400
Amazon.com, Inc.(b)	7,759	23,998,044
Aptiv PLC	7,078	1,060,568
AutoZone, Inc.(b)	758	879,219
Best Buy Co., Inc.	31,390	3,149,986
Booking Holdings, Inc.(b)	287	668,282
BorgWarner, Inc.	16,745	753,525
CarMax, Inc.(b)	13,579	1,622,826
Carnival Corp.(b)	33,707	901,662
Chipotle Mexican Grill, Inc.(b)	308	444,136
D.R. Horton, Inc.	20,190	1,552,005
Darden Restaurants, Inc.	4,438	609,471
Dollar General Corp.	10,550	1,993,845
Dollar Tree, Inc.(b)	16,402	1,610,676
Domino’s Pizza, Inc.	690	239,092
eBay, Inc.	15,014	847,090
Etsy, Inc.(b)	576	126,876
Expedia Group, Inc.	3,977	640,297
Ford Motor Co.(b)	1,006,731	11,778,753
Gap, Inc. (The)	46,829	1,168,384
Garmin Ltd.	2,317	287,354
General Motors Co.(b)	191,892	9,849,816
Genuine Parts Co.	12,501	1,316,980
Hanesbrands, Inc.	32,930	582,532
Hasbro, Inc.	4,032	377,839
Hilton Worldwide Holdings, Inc.	3,858	477,157
Home Depot, Inc. (The)	32,944	8,510,753
L Brands, Inc.(b)	20,632	1,127,745

	Shares	Value
Consumer Discretionary-(continued)
Las Vegas Sands Corp.	7,315	$457,919
Leggett & Platt, Inc.	7,165	310,030
Lennar Corp., Class A	21,567	1,789,414
LKQ Corp.(b)	22,152	872,567
Lowe’s Cos., Inc.	37,436	5,980,401
Marriott International, Inc., Class A(b)	7,455	1,103,862
McDonald’s Corp.	6,437	1,326,923
MGM Resorts International	15,782	596,402
Mohawk Industries, Inc.(b)	4,815	842,577
Newell Brands, Inc.	31,578	731,662
NIKE, Inc., Class B	18,856	2,541,412
Norwegian Cruise Line Holdings Ltd.(b)(c)	7,210	213,128
NVR, Inc.(b)	121	544,602
O’Reilly Automotive, Inc.(b)	1,746	781,038
Pool Corp.	755	252,751
PulteGroup, Inc.	17,823	803,996
PVH Corp.	5,980	597,761
Ralph Lauren Corp.	3,227	377,817
Ross Stores, Inc.	7,822	912,358
Royal Caribbean Cruises Ltd.	4,265	397,797
Starbucks Corp.	15,835	1,710,655
Tapestry, Inc.	11,316	476,856
Target Corp.	35,764	6,560,548
Tesla, Inc.(b)	3,205	2,164,978
TJX Cos., Inc. (The)	35,050	2,312,949
Tractor Supply Co.	4,978	791,303
Ulta Beauty, Inc.(b)	1,677	540,547
Under Armour, Inc., Class A(b)(c)	9,116	199,549
Under Armour, Inc., Class C(b)	10,364	188,625
VF Corp.	7,369	583,109
Whirlpool Corp.	7,191	1,366,865
Wynn Resorts Ltd.(b)	1,921	253,053
Yum! Brands, Inc.	3,675	380,473

		116,235,240

Consumer Staples-11.93%
Altria Group, Inc.	33,272	1,450,659
Archer-Daniels-Midland Co.	87,560	4,954,145
Brown-Forman Corp., Class B	3,026	216,601
Campbell Soup Co.	12,796	581,962
Church & Dwight Co., Inc.	3,840	302,400
Clorox Co. (The)	2,459	445,202
Coca-Cola Co. (The)	43,676	2,139,687
Colgate-Palmolive Co.	13,262	997,302
Conagra Brands, Inc.	22,298	756,571
Constellation Brands, Inc., Class A	2,750	588,885
Costco Wholesale Corp.	30,841	10,208,371
Estee Lauder Cos., Inc. (The), Class A	3,949	1,128,861
General Mills, Inc.	21,075	1,159,336
Hershey Co. (The)	3,744	545,314
Hormel Foods Corp.	14,147	655,996
JM Smucker Co. (The)	4,870	545,440
Kellogg Co.	15,138	873,614
Kimberly-Clark Corp.	9,652	1,238,641
Kraft Heinz Co. (The)	52,854	1,922,829
Kroger Co. (The)	285,842	9,206,971
Lamb Weston Holdings, Inc.	3,351	267,309
McCormick & Co., Inc.	4,115	346,812

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500 Revenue ETF (RWL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Molson Coors Beverage Co., Class B	14,468	$643,103
Mondelez International, Inc., Class A	31,919	1,696,814
Monster Beverage Corp.(b)	3,487	305,949
PepsiCo, Inc.	33,362	4,310,037
Philip Morris International, Inc.	23,791	1,998,920
Procter & Gamble Co. (The)	36,827	4,549,239
Sysco Corp.	45,131	3,593,782
Tyson Foods, Inc., Class A	43,231	2,925,442
Walgreens Boots Alliance, Inc.	233,066	11,170,853
Walmart, Inc.	259,422	33,704,106

		105,431,153

Energy-6.97%
Apache Corp.	20,894	412,239
Baker Hughes Co., Class A	66,080	1,617,638
Cabot Oil & Gas Corp.	5,951	110,153
Chevron Corp.	78,184	7,818,400
ConocoPhillips	33,285	1,731,153
Devon Energy Corp.	18,436	397,111
Diamondback Energy, Inc.	4,366	302,477
EOG Resources, Inc.	14,645	945,481
Exxon Mobil Corp.	310,252	16,868,401
Halliburton Co.	57,472	1,254,614
Hess Corp.	5,799	380,008
HollyFrontier Corp.	32,041	1,213,713
Kinder Morgan, Inc.	55,244	812,087
Marathon Oil Corp.	34,528	383,261
Marathon Petroleum Corp.	142,367	7,776,086
NOV, Inc.	34,185	516,194
Occidental Petroleum Corp.	65,348	1,738,910
ONEOK, Inc.	14,271	632,063
Phillips 66.	76,102	6,320,271
Pioneer Natural Resources Co.	4,597	682,976
Schlumberger Ltd.	79,518	2,219,347
Valero Energy Corp.	89,788	6,911,880
Williams Cos., Inc. (The)	24,508	559,763

		61,604,226

Financials-14.72%
Aflac, Inc.	33,842	1,620,693
Allstate Corp. (The)	29,390	3,132,974
American Express Co.	23,430	3,169,142
American International Group, Inc.	82,039	3,605,614
Ameriprise Financial, Inc.	4,830	1,068,589
Aon PLC, Class A.	3,738	851,180
Arthur J. Gallagher & Co.	3,973	475,965
Assurant, Inc.	5,257	647,768
Bank of America Corp.	261,367	9,072,049
Bank of New York Mellon Corp. (The)	32,050	1,351,228
Berkshire Hathaway, Inc., Class B(b)	75,675	18,200,594
BlackRock, Inc.	1,612	1,119,534
Capital One Financial Corp.	24,202	2,908,838
Cboe Global Markets, Inc.	2,573	254,624
Charles Schwab Corp. (The)	14,919	920,801
Chubb Ltd.	15,732	2,557,709
Cincinnati Financial Corp.	6,062	593,288
Citigroup, Inc.	112,367	7,402,738
Citizens Financial Group, Inc.	14,537	631,487
CME Group, Inc., Class A	1,896	378,631
Comerica, Inc.	4,240	288,744
Discover Financial Services	11,085	1,042,766

	Shares	Value
Financials-(continued)
Everest Re Group Ltd.	2,716	$656,756
Fifth Third Bancorp	20,214	701,224
First Republic Bank	2,412	397,377
Franklin Resources, Inc.	15,806	413,643
Globe Life, Inc.	3,463	323,444
Goldman Sachs Group, Inc. (The)	15,264	4,876,543
Hartford Financial Services Group, Inc. (The)	30,895	1,566,068
Huntington Bancshares, Inc.	27,201	417,263
Intercontinental Exchange, Inc.	4,538	500,587
Invesco Ltd., (Acquired 10/19/2009 - 02/26/2021; Cost $348,401)(d)(e)	24,068	539,605
JPMorgan Chase & Co.	78,309	11,524,736
KeyCorp.	32,101	646,514
Lincoln National Corp.	23,893	1,358,795
Loews Corp.	20,293	970,208
M&T Bank Corp.	3,470	523,762
MarketAxess Holdings, Inc.	85	47,255
Marsh & McLennan Cos., Inc.	10,262	1,182,388
MetLife, Inc.	96,275	5,545,440
Moody’s Corp.	1,342	368,902
Morgan Stanley	58,420	4,490,745
MSCI, Inc.	278	115,237
Nasdaq, Inc.	2,891	399,796
Northern Trust Corp.	4,988	474,508
People’s United Financial, Inc.	12,256	219,873
PNC Financial Services Group, Inc. (The)	9,405	1,583,426
Principal Financial Group, Inc.	21,406	1,211,151
Progressive Corp. (The)	30,841	2,650,784
Prudential Financial, Inc.	53,104	4,605,179
Raymond James Financial, Inc.	6,171	720,403
Regions Financial Corp.	28,205	581,869
S&P Global, Inc.	1,565	515,448
State Street Corp.	11,069	805,491
SVB Financial Group(b)	748	378,009
Synchrony Financial	28,983	1,121,062
T. Rowe Price Group, Inc.	2,731	442,804
Travelers Cos., Inc. (The)	16,275	2,368,013
Truist Financial Corp.	33,627	1,915,394
U.S. Bancorp	36,908	1,845,400
Unum Group	35,605	942,820
W.R. Berkley Corp.	8,258	572,527
Wells Fargo & Co.	201,595	7,291,691
Willis Towers Watson PLC	3,159	697,002
Zions Bancorporation N.A	5,016	266,701

		130,070,799

Health Care-17.77%
Abbott Laboratories	20,883	2,501,366
AbbVie, Inc.	26,501	2,855,218
ABIOMED, Inc.(b)	203	65,884
Agilent Technologies, Inc.	3,135	382,689
Alexion Pharmaceuticals, Inc.(b)	3,275	500,256
Align Technology, Inc.(b)	319	180,908
AmerisourceBergen Corp.	134,625	13,626,742
Amgen, Inc.	7,563	1,701,070
Anthem, Inc.	26,143	7,926,296
Baxter International, Inc.	10,102	784,824
Becton, Dickinson and Co.	4,901	1,181,876
Biogen, Inc.(b)	3,724	1,016,205
Bio-Rad Laboratories, Inc., Class A(b)	289	168,921

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500 Revenue ETF (RWL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Health Care-(continued)
Boston Scientific Corp.(b)	20,908	$810,812
Bristol-Myers Squibb Co.	45,007	2,760,279
Cardinal Health, Inc.	197,631	10,181,949
Catalent, Inc.(b)	2,305	262,102
Centene Corp.(b)	116,529	6,821,608
Cerner Corp.	5,182	358,283
Cigna Corp.	52,027	10,920,467
Cooper Cos., Inc. (The)	496	191,520
CVS Health Corp.	258,289	17,597,230
Danaher Corp.	6,335	1,391,609
DaVita, Inc.(b)	7,410	756,783
DENTSPLY SIRONA, Inc.	4,423	234,729
DexCom, Inc.(b)	361	143,599
Edwards Lifesciences Corp.(b)	3,608	299,825
Eli Lilly and Co.	10,005	2,049,924
Gilead Sciences, Inc.	26,371	1,619,179
HCA Healthcare, Inc.	22,411	3,855,364
Henry Schein, Inc.(b)	9,562	591,410
Hologic, Inc.(b)	3,529	254,406
Humana, Inc.	13,217	5,017,834
IDEXX Laboratories, Inc.(b)	409	212,750
Illumina, Inc.(b)	657	288,692
Incyte Corp.(b)	2,101	165,265
Intuitive Surgical, Inc.(b)	386	284,405
IQVIA Holdings, Inc.(b)	4,540	875,267
Johnson & Johnson	36,660	5,809,144
Laboratory Corp. of America Holdings(b)	4,236	1,016,259
McKesson Corp.	93,217	15,802,146
Medtronic PLC	17,204	2,012,352
Merck & Co., Inc.	39,432	2,863,552
Mettler-Toledo International, Inc.(b)	183	204,237
PerkinElmer, Inc.	1,565	197,331
Perrigo Co. PLC.	7,410	299,068
Pfizer, Inc.	82,068	2,748,457
Quest Diagnostics, Inc.	4,762	550,440
Regeneron Pharmaceuticals, Inc.(b)	1,193	537,530
ResMed, Inc.	1,048	202,033
STERIS PLC.	1,140	199,272
Stryker Corp.	4,257	1,033,131
Teleflex, Inc.	450	179,154
Thermo Fisher Scientific, Inc.	4,195	1,888,086
UnitedHealth Group, Inc.	52,086	17,304,011
Universal Health Services, Inc., Class B	5,974	748,721
Varian Medical Systems, Inc.(b)	1,259	220,665
Vertex Pharmaceuticals, Inc.(b)	1,851	393,430
Viatris, Inc.(b)	46,231	686,530
Waters Corp.(b)	680	186,238
West Pharmaceutical Services, Inc.	533	149,586
Zimmer Biomet Holdings, Inc.	3,463	564,677
Zoetis, Inc.	2,849	442,279

		157,075,875

Industrials-10.15%
3M Co.	12,718	2,226,413
A.O. Smith Corp.	3,465	205,717
Alaska Air Group, Inc.(b)	6,948	451,759
Allegion PLC	1,718	186,884
American Airlines Group, Inc.(b)(c)	100,178	2,097,727
AMETEK, Inc.	2,766	326,305
Boeing Co. (The)(b)	18,303	3,880,419

	Shares	Value
Industrials-(continued)
C.H. Robinson Worldwide, Inc.	11,524	$1,046,955
Carrier Global Corp.	32,480	1,186,494
Caterpillar, Inc.	16,884	3,644,918
Cintas Corp.	1,400	454,076
Copart, Inc.(b)	1,330	145,183
CSX Corp.	8,179	748,787
Cummins, Inc.	6,214	1,573,385
Deere & Co.	9,645	3,367,262
Delta Air Lines, Inc.(b)	40,816	1,956,719
Dover Corp.	3,824	471,346
Eaton Corp. PLC	11,071	1,441,333
Emerson Electric Co.	14,163	1,216,602
Equifax, Inc.	1,418	229,546
Expeditors International of Washington, Inc.	6,907	634,339
Fastenal Co.	7,738	358,811
FedEx Corp.	17,129	4,359,330
Flowserve Corp.	7,142	264,254
Fortive Corp.	7,286	479,565
Fortune Brands Home & Security, Inc.	4,927	409,631
General Dynamics Corp.	17,517	2,863,504
General Electric Co.	523,296	6,562,132
Honeywell International, Inc.	10,790	2,183,357
Howmet Aerospace, Inc.(b)	23,657	664,998
Huntington Ingalls Industries, Inc.	3,524	619,907
IDEX Corp.	807	157,502
IHS Markit Ltd.	3,398	306,364
Illinois Tool Works, Inc.	4,291	867,554
Ingersoll Rand, Inc.(b)	6,283	291,154
J.B. Hunt Transport Services, Inc.	4,680	687,352
Jacobs Engineering Group, Inc.	8,626	992,680
Johnson Controls International PLC	34,050	1,899,650
Kansas City Southern	929	197,264
L3Harris Technologies, Inc.	6,745	1,226,983
Leidos Holdings, Inc.	7,919	700,436
Lockheed Martin Corp.	12,306	4,064,057
Masco Corp.	8,906	473,977
Nielsen Holdings PLC	22,954	514,399
Norfolk Southern Corp.	2,904	731,982
Northrop Grumman Corp.	8,110	2,365,363
Old Dominion Freight Line, Inc.	1,370	294,235
Otis Worldwide Corp.	13,469	858,110
PACCAR, Inc.	15,665	1,425,358
Parker-Hannifin Corp.	3,439	986,855
Pentair PLC	4,067	227,467
Quanta Services, Inc.	10,995	921,931
Raytheon Technologies Corp.	63,351	4,560,638
Republic Services, Inc.	7,433	662,206
Robert Half International, Inc.	5,790	450,404
Rockwell Automation, Inc.	1,796	436,931
Rollins, Inc.	4,036	133,874
Roper Technologies, Inc.	897	338,725
Snap-on, Inc.	1,491	302,837
Southwest Airlines Co.	19,336	1,124,002
Stanley Black & Decker, Inc.	5,490	959,872
Teledyne Technologies, Inc.(b)	574	212,954
Textron, Inc.	17,535	882,712
Trane Technologies PLC.	6,673	1,022,571
TransDigm Group, Inc.(b)	597	344,272
Union Pacific Corp.	6,707	1,381,374
United Airlines Holdings, Inc.(b)	32,807	1,728,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500 Revenue ETF (RWL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
United Parcel Service, Inc., Class B	32,940	$5,198,920
United Rentals, Inc.(b)	2,518	748,803
Verisk Analytics, Inc..	923	151,234
W.W. Grainger, Inc.	2,017	751,756
Wabtec Corp.	7,335	531,274
Waste Management, Inc.	9,032	1,001,558
Xylem, Inc.	3,489	347,365

		89,720,886

Information Technology-11.04%
Accenture PLC, Class A	12,508	3,138,257
Adobe, Inc.(b)	1,811	832,462
Advanced Micro Devices, Inc.(b)	6,556	554,048
Akamai Technologies, Inc.(b)	2,098	198,261
Amphenol Corp., Class A	4,416	555,003
Analog Devices, Inc.	2,762	430,375
ANSYS, Inc.(b)	302	102,979
Apple, Inc.	155,688	18,878,727
Applied Materials, Inc.	13,543	1,600,647
Arista Networks, Inc.(b)	568	158,949
Autodesk, Inc.(b)	923	254,748
Automatic Data Processing, Inc.	5,839	1,016,103
Broadcom, Inc.	3,989	1,874,311
Broadridge Financial Solutions, Inc.	2,230	317,753
Cadence Design Systems, Inc.(b)	1,486	209,660
CDW Corp.	9,598	1,505,830
Cisco Systems, Inc.	75,234	3,375,750
Citrix Systems, Inc.	1,721	229,891
Cognizant Technology Solutions Corp., Class A	14,835	1,090,076
Corning, Inc.	21,010	803,422
DXC Technology Co.	54,864	1,383,670
F5 Networks, Inc.(b)	965	183,331
Fidelity National Information Services, Inc.	5,914	816,132
Fiserv, Inc.(b)	9,119	1,052,059
FleetCor Technologies, Inc.(b)	636	176,369
FLIR Systems, Inc.	3,137	167,516
Fortinet, Inc.(b)	1,251	211,231
Gartner, Inc.(b)	1,919	343,578
Global Payments, Inc.	2,707	535,959
Hewlett Packard Enterprise Co.	155,543	2,264,706
HP, Inc.	169,232	4,902,651
Intel Corp.	108,814	6,613,715
International Business Machines Corp.	41,834	4,975,318
Intuit, Inc.	1,496	583,649
IPG Photonics Corp.(b)	393	89,349
Jack Henry & Associates, Inc.	761	112,963
Juniper Networks, Inc.	14,047	327,014
Keysight Technologies, Inc.(b)	2,353	332,997
KLA Corp.	1,602	498,590
Lam Research Corp.	1,566	888,220
Mastercard, Inc., Class A	3,310	1,171,243
Maxim Integrated Products, Inc.	1,913	178,234
Microchip Technology, Inc.	2,639	402,791
Micron Technology, Inc.(b)	20,957	1,918,194
Microsoft Corp.	47,853	11,120,080
Motorola Solutions, Inc.	3,067	538,197
NetApp, Inc.	6,212	388,871
NortonLifeLock, Inc.	8,769	171,083
NVIDIA Corp.	1,975	1,083,446

	Shares	Value
Information Technology-(continued)
Oracle Corp.	44,881	$2,895,273
Paychex, Inc.	3,059	278,583
Paycom Software, Inc.(b)	136	50,897
PayPal Holdings, Inc.(b)	6,552	1,702,537
Qorvo, Inc.(b)	1,596	278,869
QUALCOMM, Inc.	11,315	1,540,990
salesforce.com, inc.(b)	6,340	1,372,610
Seagate Technology PLC	11,001	805,603
ServiceNow, Inc.(b)	546	291,269
Skyworks Solutions, Inc.	1,674	297,671
Synopsys, Inc.(b)	1,049	257,225
TE Connectivity Ltd.	7,166	931,795
Teradyne, Inc.	1,841	236,771
Texas Instruments, Inc.	5,948	1,024,662
Tyler Technologies, Inc.(b)	183	84,806
VeriSign, Inc.(b)	390	75,672
Visa, Inc., Class A	7,363	1,563,828
Vontier Corp.(b)	6,513	204,508
Western Digital Corp.	22,606	1,549,189
Western Union Co. (The)	15,258	354,291
Xerox Holdings Corp.	23,015	586,422
Xilinx, Inc.	1,460	190,238
Zebra Technologies Corp., Class A(b)	803	401,042

		97,533,159

Materials-2.95%
Air Products and Chemicals, Inc.	2,301	588,181
Albemarle Corp.	1,650	259,396
Amcor PLC	75,476	825,707
Avery Dennison Corp.	3,138	549,809
Ball Corp.	8,456	722,058
Celanese Corp.	2,916	405,061
CF Industries Holdings, Inc.	7,185	325,337
Corteva, Inc.	25,333	1,143,785
Dow, Inc.	48,651	2,885,491
DuPont de Nemours, Inc.	21,296	1,497,535
Eastman Chemical Co.	5,750	628,245
Ecolab, Inc.	4,120	862,563
FMC Corp.	2,797	284,427
Freeport-McMoRan, Inc.	38,026	1,289,462
International Flavors & Fragrances, Inc.	3,191	432,412
International Paper Co.	29,781	1,478,627
Linde PLC (United Kingdom)	7,525	1,838,132
LyondellBasell Industries N.V., Class A	21,944	2,262,207
Martin Marietta Materials, Inc.	1,226	413,003
Mosaic Co. (The)	25,950	762,930
Newmont Corp.	13,002	707,049
Nucor Corp.	24,552	1,468,701
Packaging Corp. of America	3,415	450,848
PPG Industries, Inc.	6,683	901,002
Sealed Air Corp.	7,611	318,901
Sherwin-Williams Co. (The)	1,738	1,182,431
Vulcan Materials Co.	2,425	404,951
Westrock Co.	28,066	1,223,397

		26,111,648

Real Estate-0.93%
Alexandria Real Estate Equities, Inc.	666	106,353
American Tower Corp.	2,482	536,435
AvalonBay Communities, Inc.	974	171,180
Boston Properties, Inc.	1,991	197,368

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500 Revenue ETF (RWL)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Real Estate-(continued)
CBRE Group, Inc., Class A(b)	25,203	$1,909,631
Crown Castle International Corp.	2,547	396,695
Digital Realty Trust, Inc.	1,916	258,143
Duke Realty Corp.	1,552	60,916
Equinix, Inc.	587	380,576
Equity Residential	3,018	197,407
Essex Property Trust, Inc.	434	110,579
Extra Space Storage, Inc.	728	91,510
Federal Realty Investment Trust	695	70,313
Healthpeak Properties, Inc.	5,457	158,744
Host Hotels & Resorts, Inc.	12,871	213,530
Iron Mountain, Inc.	9,535	331,723
Kimco Realty Corp.	8,126	148,950
Mid-America Apartment Communities, Inc.	891	120,044
Prologis, Inc.	2,962	293,445
Public Storage	909	212,651
Realty Income Corp.	1,891	113,952
Regency Centers Corp.	1,496	81,951
SBA Communications Corp., Class A	519	132,412
Simon Property Group, Inc.	3,924	443,098
SL Green Realty Corp.(c)	1,299	89,722
UDR, Inc.	2,351	96,791
Ventas, Inc.	5,531	292,590
Vornado Realty Trust	3,829	164,417
Welltower, Inc.	5,202	353,216
Weyerhaeuser Co.	15,239	516,145

		8,250,487

Utilities-2.25%
AES Corp. (The)	31,332	832,178
Alliant Energy Corp.	4,678	215,937
Ameren Corp.	5,189	364,631
American Electric Power Co., Inc.	12,524	937,421
American Water Works Co., Inc.	1,759	249,567
Atmos Energy Corp.	1,981	167,612
CenterPoint Energy, Inc.	27,267	530,071
CMS Energy Corp.	7,812	422,707
Consolidated Edison, Inc.	11,613	762,393

	Shares	Value
Utilities-(continued)
Dominion Energy, Inc.	14,952	$1,021,521
DTE Energy Co.	6,676	785,899
Duke Energy Corp.	18,335	1,569,293
Edison International	14,817	799,970
Entergy Corp.	6,788	589,266
Evergy, Inc.	6,238	334,544
Eversource Energy	7,064	561,447
Exelon Corp.	56,273	2,172,138
FirstEnergy Corp.	24,993	828,268
NextEra Energy, Inc.	16,371	1,202,941
NiSource, Inc.	14,778	319,205
NRG Energy, Inc.	19,088	696,903
Pinnacle West Capital Corp.	2,997	209,580
PPL Corp.	18,889	494,703
Public Service Enterprise Group, Inc.	11,474	617,645
Sempra Energy	6,032	699,591
Southern Co. (The)	22,982	1,303,539
WEC Energy Group, Inc.	5,466	440,778
Xcel Energy, Inc.	12,169	712,982

		19,842,730

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $713,983,447)		883,235,128

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.17%
Invesco Private Prime Fund, 0.11%(d)(f)(g) (Cost $1,454,745)	1,454,163	1,454,745

TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $715,438,192)		884,689,873
OTHER ASSETS LESS LIABILITIES-(0.10)%		(858,621)

NET ASSETS-100.00%.		$883,831,252

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2021	Dividend Income
Invesco Ltd.	$363,222	$43,789	$(246,021)	$520,173	$(141,558)	$539,605	$9,180
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	8,499,809	(8,499,809)	-	-	-	37
Invesco Premier U.S. Government Money Portfolio, Institutional Class	319,347	2,836,687	(3,156,034)	-	-	-	9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500 Revenue ETF (RWL)–(continued)

February 28, 2021

(Unaudited)

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,397,010	$11,208,488	$(13,605,498)	$-	$-	$-	$250	*
Invesco Private Prime Fund	799,024	11,099,898	(10,444,487)	-	310	1,454,745	1,030	*

Total	$3,878,603	$33,688,671	$(35,951,849)	$520,173	$(141,248)	$1,994,350	$10,506

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The value of this security at February 28, 2021 represented less than 1% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Health Care	17.77
Financials	14.72
Consumer Discretionary	13.15
Consumer Staples	11.93
Information Technology	11.04
Industrials	10.15
Communication Services	8.07
Energy	6.97
Sector Types Each Less Than 3%	6.13
Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P MidCap 400 Revenue ETF (RWK)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-1.26%
Cable One, Inc.	130	$248,930
Cinemark Holdings, Inc.(b)	17,948	402,933
John Wiley & Sons, Inc., Class A	9,200	484,656
New York Times Co. (The), Class A	7,418	379,579
TEGNA, Inc.	36,230	660,473
Telephone & Data Systems, Inc.	59,427	1,063,149
TripAdvisor, Inc.(b)(c)	6,134	304,369
World Wrestling Entertainment, Inc., Class A(b)	5,050	249,470
Yelp, Inc.(c)	6,566	247,604

		4,041,163

Consumer Discretionary-22.40%
Adient PLC(c)	77,000	2,855,160
Adtalem Global Education, Inc.(c)	7,193	282,685
American Eagle Outfitters, Inc.(b)	41,523	1,067,141
AutoNation, Inc.(c)	64,637	4,849,068
Boyd Gaming Corp.(c)	12,484	732,811
Brunswick Corp.	11,913	1,052,752
Caesars Entertainment, Inc.(c)	7,904	738,550
Carter’s, Inc.	7,448	621,685
Choice Hotels International, Inc.	1,760	184,571
Churchill Downs, Inc.	1,164	268,453
Columbia Sportswear Co.	6,594	679,644
Cracker Barrel Old Country Store, Inc.	3,970	614,834
Dana, Inc.	78,190	1,861,704
Deckers Outdoor Corp.(c)	1,616	526,994
Dick’s Sporting Goods, Inc.	36,309	2,591,373
Five Below, Inc.(c)	2,227	414,489
Foot Locker, Inc.	38,557	1,854,206
Fox Factory Holding Corp.(c)	1,767	224,674
Gentex Corp.	10,255	362,822
Goodyear Tire & Rubber Co. (The)	255,407	4,293,392
Graham Holdings Co., Class B	1,343	806,915
Grand Canyon Education, Inc.(c)	1,933	202,366
Grubhub, Inc.(c)	5,007	320,799
H&R Block, Inc.	41,745	802,756
Harley-Davidson, Inc.	24,798	884,545
Helen of Troy Ltd.(c)	1,853	401,730
Jack in the Box, Inc.	2,423	247,994
KB Home	28,599	1,154,828
Kohl’s Corp.	93,321	5,155,985
Lear Corp.	22,982	3,817,080
Lithia Motors, Inc., Class A	9,877	3,693,504
Marriott Vacations Worldwide Corp.	5,335	905,403
Mattel, Inc.(c)	59,475	1,201,395
Murphy USA, Inc.	20,251	2,524,287
Nordstrom, Inc.(b)	80,645	2,939,510
Ollie’s Bargain Outlet Holdings, Inc.(c)	4,361	360,568
Papa John’s International, Inc.	4,407	397,467
Penn National Gaming, Inc.(c)	11,186	1,295,115
Polaris, Inc.	15,107	1,779,000
RH(c)	1,269	622,280
Scientific Games Corp.(c)	15,084	706,384
Service Corp. International	14,815	707,564
Six Flags Entertainment Corp.	3,422	152,621
Skechers U.S.A., Inc., Class A(c)	28,007	1,025,056
Strategic Education, Inc.	2,305	209,571

	Shares	Value
Consumer Discretionary-(continued)
Taylor Morrison Home Corp., Class A(c)	50,714	$1,395,142
Tempur Sealy International, Inc.	28,418	949,445
Texas Roadhouse, Inc.	6,838	621,437
Thor Industries, Inc.	18,450	2,159,757
Toll Brothers, Inc.	33,303	1,779,046
TopBuild Corp.(c)	3,425	652,154
Travel + Leisure Co.	12,325	744,800
Tri Pointe Homes, Inc.(c)	42,492	807,348
Urban Outfitters, Inc.(c)	28,445	964,286
Visteon Corp.(c)	4,319	549,247
Wendy’s Co. (The)	16,209	331,150
Williams-Sonoma, Inc.	12,918	1,696,004
Wingstop, Inc.	388	52,826
WW International, Inc.(c)	10,127	298,645
Wyndham Hotels & Resorts, Inc.	5,568	363,479

		71,756,497

Consumer Staples-6.46%
BJ’s Wholesale Club Holdings, Inc.(c)	85,563	3,437,921
Boston Beer Co., Inc. (The), Class A(c)	361	371,364
Casey’s General Stores, Inc.	10,548	2,130,274
Coty,Inc.,Class A	171,886	1,318,366
Darling Ingredients, Inc.(c)	13,377	843,286
Edgewell Personal Care Co.	11,379	348,084
Energizer Holdings, Inc.	14,007	585,493
Flowers Foods, Inc.	40,833	888,118
Grocery Outlet Holding Corp.(c)	16,912	608,663
Hain Celestial Group, Inc. (The)(c)	11,690	493,084
Ingredion, Inc.	15,824	1,427,325
Lancaster Colony Corp.	1,650	288,205
Nu Skin Enterprises, Inc., Class A	10,013	512,465
Pilgrim’s Pride Corp.(c)	125,244	2,804,213
Post Holdings, Inc.(c)	12,676	1,217,657
Sanderson Farms, Inc.	5,303	808,707
Sprouts Farmers Market, Inc.(c)	68,003	1,435,543
Tootsie Roll Industries, Inc.(b)	3,274	100,872
TreeHouse Foods, Inc.(c)	21,299	1,065,376

		20,685,016

Energy-2.61%
Antero Midstream Corp.	25,325	223,366
ChampionX Corp.(c)	22,532	479,256
Cimarex Energy Co.	9,788	567,606
CNX Resources Corp.(c)	32,104	404,831
EQT Corp.	28,260	502,745
Equitrans Midstream Corp.	37,990	274,668
Murphy Oil Corp.	33,372	544,965
World Fuel Services Corp.	172,493	5,361,082

		8,358,519

Financials-13.28%
Affiliated Managers Group, Inc.	4,527	633,644
Alleghany Corp.	3,135	2,026,558
American Financial Group, Inc.	17,920	1,912,064
Associated Banc-Corp.	18,673	376,261
BancorpSouth Bank	8,693	261,312
Bank of Hawaii Corp.	1,955	171,063
Bank OZK	8,181	337,221
Brighthouse Financial, Inc.(c)	55,269	2,204,680

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P MidCap 400 Revenue ETF (RWK)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Financials-(continued)
Brown & Brown, Inc.	12,195	$559,750
Cathay General Bancorp	5,468	205,816
CIT Group, Inc.	17,365	787,503
CNO Financial Group, Inc.	35,685	858,581
Commerce Bancshares, Inc.	4,724	349,718
Cullen/Frost Bankers, Inc.	3,692	385,445
East West Bancorp, Inc.	8,366	603,691
Essent Group Ltd.	4,510	185,947
Evercore, Inc., Class A	4,292	514,053
F.N.B. Corp.	32,199	380,914
FactSet Research Systems, Inc.	915	278,078
Federated Hermes, Inc., Class B	10,310	275,483
First American Financial Corp.	27,686	1,454,622
First Financial Bankshares, Inc.	2,904	129,693
First Horizon Corp.	52,164	845,057
FirstCash, Inc.	5,193	328,821
Fulton Financial Corp.	15,812	244,295
Genworth Financial, Inc., Class A(c)	417,921	1,303,914
Glacier Bancorp, Inc.	3,676	199,239
Hancock Whitney Corp.	9,806	370,176
Hanover Insurance Group, Inc. (The)	8,832	1,018,771
Home BancShares, Inc.	8,915	217,883
Interactive Brokers Group, Inc., Class A	9,531	689,949
International Bancshares Corp.	3,569	155,537
Janus Henderson Group PLC.	15,225	445,027
Jefferies Financial Group, Inc.	57,000	1,655,280
Kemper Corp.	14,055	1,062,839
LendingTree, Inc.(c)	740	198,964
Mercury General Corp.	16,985	991,924
MGIC Investment Corp.	21,193	258,131
Navient Corp.	92,309	1,142,785
New York Community Bancorp, Inc.	38,379	468,608
Old Republic International Corp.	74,328	1,436,760
PacWest Bancorp.	10,741	389,254
Pinnacle Financial Partners, Inc.	4,440	360,395
Primerica, Inc.	3,498	494,023
PROG Holdings, Inc.	14,827	741,350
Prosperity Bancshares, Inc.	4,076	299,464
Reinsurance Group of America, Inc.	25,661	3,136,544
RenaissanceRe Holdings Ltd. (Bermuda)	6,180	1,031,936
RLI Corp.	1,988	207,428
SEI Investments Co.	6,242	349,552
Selective Insurance Group, Inc.	9,303	631,022
Signature Bank	3,354	732,312
SLM Corp.	43,280	683,391
Sterling Bancorp	14,955	326,468
Stifel Financial Corp.	16,071	981,617
Synovus Financial Corp.	15,693	663,971
TCF Financial Corp.	14,894	667,549
Texas Capital Bancshares, Inc.(b)(c)	4,762	362,864
Trustmark Corp.	5,175	156,078
UMB Financial Corp.	3,961	334,190
Umpqua Holdings Corp.	20,772	354,578
United Bankshares, Inc.	7,173	265,042
Valley National Bancorp	33,878	415,005
Washington Federal, Inc.	5,984	180,836
Webster Financial Corp.	6,642	367,369
Wintrust Financial Corp.	6,737	496,247

		42,554,542

	Shares	Value
Health Care-6.68%
Acadia Healthcare Co., Inc.(c)	14,387	$794,738
Amedisys, Inc.(c)	1,589	403,034
Arrowhead Pharmaceuticals, Inc.(c)	297	23,659
Avanos Medical, Inc.(c)	3,227	148,377
Bio-Techne Corp.	528	190,972
Cantel Medical Corp.	2,887	214,446
Charles River Laboratories International, Inc.(c)	2,559	732,232
Chemed Corp.	912	406,032
Emergent BioSolutions, Inc.(c)	3,460	332,160
Encompass Health Corp.	11,713	942,194
Exelixis, Inc.(c)	10,209	221,127
Globus Medical, Inc., Class A(c)	2,718	169,875
Haemonetics Corp.(c)	1,629	206,069
Halozyme Therapeutics, Inc.(c)	1,050	47,513
HealthEquity, Inc.(c)	2,382	196,158
Hill-Rom Holdings, Inc.	6,486	691,862
ICU Medical, Inc.(c)	1,405	291,537
Integra LifeSciences Holdings Corp.(c)	4,998	341,563
Jazz Pharmaceuticals PLC(c)	3,371	566,463
LHC Group, Inc.(c)	2,210	401,579
Ligand Pharmaceuticals, Inc.(b)(c)	336	49,802
LivaNova PLC(c)	3,316	257,123
Masimo Corp.(c)	870	218,135
Medpace Holdings, Inc.(c)	1,342	217,981
Molina Healthcare, Inc.(c)	19,754	4,281,877
Nektar Therapeutics(c)	2,377	53,934
Neogen Corp.(c)	1,145	93,798
NuVasive, Inc.(c)	4,953	298,814
Patterson Cos., Inc.	36,785	1,142,542
Penumbra, Inc.(b)(c)	619	176,062
PRA Health Sciences, Inc.(c)	5,821	858,074
Quidel Corp.(c)	1,069	175,594
Repligen Corp.(c)	404	85,806
Syneos Health, Inc.(c)	14,769	1,142,382
Tenet Healthcare Corp.(c)	91,587	4,672,769
United Therapeutics Corp.(c)	2,184	365,121

		21,411,404

Industrials-21.13%
Acuity Brands, Inc.	6,141	757,185
AECOM(c)	58,822	3,405,206
AGCO Corp.	21,395	2,770,225
ASGN, Inc.(c)	10,182	946,621
Avis Budget Group, Inc.(c)	34,179	1,898,643
Axon Enterprise, Inc.(c)	1,094	181,046
Brink’s Co. (The)	11,171	858,268
Builders FirstSource, Inc.(c)	46,866	2,027,658
CACI International, Inc., Class A(c)	3,719	823,163
Carlisle Cos., Inc.	5,980	868,595
Clean Harbors, Inc.(c)	9,494	808,414
Colfax Corp.(c)	18,015	798,965
CoreLogic, Inc.	4,823	408,315
Crane Co.	8,632	723,880
Curtiss-Wright Corp.	4,364	482,178
Donaldson Co., Inc.	9,991	588,570
Dycom Industries, Inc.(c)	8,713	667,242
EMCOR Group, Inc.	21,298	2,073,786
EnerSys	7,470	674,392
Fluor Corp.	203,213	3,487,135

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P MidCap 400 Revenue ETF (RWK)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
FTI Consulting, Inc.(c)	4,717	$540,332
GATX Corp.	3,176	303,086
Generac Holdings, Inc.(c)	2,277	750,408
Graco, Inc.	4,827	334,752
Healthcare Services Group, Inc.	15,651	445,271
Herman Miller, Inc.	13,876	532,214
Hexcel Corp.	7,309	392,932
Hubbell, Inc.	5,685	1,009,144
IAA, Inc.(c)	4,717	276,558
Insperity, Inc.	10,678	947,139
ITT, Inc.	6,800	564,264
JetBlue Airways Corp.(c)	62,681	1,155,211
KAR Auction Services, Inc.	26,942	374,763
KBR, Inc.	43,683	1,354,173
Kennametal, Inc.	9,811	366,539
Kirby Corp.(c)	9,276	580,307
Knight-Swift Transportation Holdings, Inc.	23,962	1,035,158
Landstar System, Inc.	5,946	952,192
Lennox International, Inc.	2,737	765,731
Lincoln Electric Holdings, Inc.	4,754	561,495
ManpowerGroup, Inc.	43,079	4,068,381
MasTec, Inc.(c)	20,188	1,751,309
Mercury Systems, Inc.(c)	2,160	141,178
Middleby Corp. (The)(c)	4,002	585,933
MSA Safety, Inc.	1,875	301,856
MSC Industrial Direct Co., Inc., Class A	8,060	694,208
Nordson Corp.	2,316	445,622
nVent Electric PLC	18,251	479,271
Oshkosh Corp.	16,997	1,801,682
Owens Corning	19,663	1,593,096
Regal Beloit Corp.	5,287	722,574
Ryder System, Inc.	29,095	1,971,768
Science Applications International Corp.	14,541	1,252,416
Simpson Manufacturing Co., Inc.	2,898	282,439
Stericycle, Inc.(c)	8,752	567,742
Sunrun, Inc.(c)	3,094	193,623
Terex Corp.	19,341	796,462
Tetra Tech, Inc.	5,518	763,526
Timken Co. (The)	9,967	780,914
Toro Co. (The)	7,625	768,371
Trex Co., Inc.(c)	2,209	202,433
Trinity Industries, Inc.	20,364	653,684
Univar Solutions, Inc.(c)	104,040	2,071,436
Valmont Industries, Inc.	3,502	828,328
Watsco, Inc.	4,849	1,178,792
Werner Enterprises, Inc.	12,866	552,209
Woodward, Inc.	4,585	523,699
XPO Logistics, Inc.(c)	27,834	3,245,444

		67,709,552

Information Technology-12.77%
ACI Worldwide, Inc.(c)	7,041	269,389
Alliance Data Systems Corp.	14,342	1,384,003
Arrow Electronics, Inc.(c)	61,602	6,176,217
Avnet, Inc.	120,310	4,580,202
Belden, Inc.	9,774	432,109
Blackbaud, Inc.	3,422	235,502
CDK Global, Inc.	8,185	410,396
Ceridian HCM Holding, Inc.(c)	1,801	161,478
Ciena Corp.(c)	16,463	858,875

	Shares	Value
Information Technology-(continued)
Cirrus Logic, Inc.(c)	3,366	$275,272
CMC Materials, Inc.	1,634	278,597
Cognex Corp.	2,087	172,365
Coherent, Inc.(c)	1,929	466,702
CommVault Systems, Inc.(c)	2,800	178,444
Concentrix Corp.(c)	29,658	3,663,060
Cree, Inc.(c)	2,014	228,508
Fair Isaac Corp.(c)	542	247,992
First Solar, Inc.(c)	8,656	701,309
II-VI, Inc.(c)	8,454	712,672
InterDigital, Inc.	1,280	81,114
j2 Global, Inc.(c)	3,104	345,724
Jabil, Inc.	147,625	6,372,971
Littelfuse, Inc.	1,192	310,182
LiveRamp Holdings, Inc.(c)	1,243	78,508
Lumentum Holdings, Inc.(c)	4,133	371,970
Manhattan Associates, Inc.(c)	1,252	153,933
MAXIMUS, Inc.	10,157	825,561
MKS Instruments, Inc.	3,128	515,807
National Instruments Corp.	6,787	301,343
NCR Corp.(c)	41,443	1,440,559
NetScout Systems, Inc.(c)	7,182	202,676
Paylocity Holding Corp.(c)	649	124,082
Perspecta, Inc	40,882	1,193,754
PTC, Inc.(c)	2,747	376,174
Qualys, Inc.(c)	789	76,659
Sabre Corp.	38,787	569,781
SailPoint Technologies Holding, Inc.(c)	1,537	86,656
Semtech Corp.(c)	1,711	125,433
Silicon Laboratories, Inc.(c)	1,535	239,061
SolarEdge Technologies, Inc.(c)	1,124	335,300
Synaptics, Inc.(c)	3,568	478,219
SYNNEX Corp.	26,652	2,376,292
Teradata Corp.(c)	17,108	686,031
Universal Display Corp.	361	76,420
ViaSat, Inc.(b)(c)	13,920	711,869
Vishay Intertechnology, Inc.	27,190	649,025
WEX, Inc.(c)	1,836	382,531

		40,920,727

Materials-7.70%
AptarGroup, Inc.	4,687	609,638
Ashland Global Holdings, Inc.	6,662	560,407
Avient Corp.	16,125	696,923
Cabot Corp.	13,444	661,848
Chemours Co. (The)	40,076	942,988
Commercial Metals Co.	59,258	1,490,339
Compass Minerals International, Inc.	4,990	314,819
Domtar Corp.	32,191	1,192,677
Eagle Materials, Inc.	3,409	427,420
Greif, Inc., Class A	20,380	984,354
Ingevity Corp.(c)	3,561	247,418
Louisiana-Pacific Corp.	13,408	638,355
Minerals Technologies, Inc.	5,653	402,663
NewMarket Corp.	1,100	416,878
O-I Glass, Inc.	115,296	1,346,657
Olin Corp.	49,212	1,522,619
Reliance Steel & Aluminum Co.	16,181	2,139,128
Royal Gold, Inc.	1,043	108,170
RPM International, Inc.	13,932	1,109,545

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P MidCap 400 Revenue ETF (RWK)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Materials-(continued)
Scotts Miracle-Gro Co. (The)	4,636	$988,163
Sensient Technologies Corp.	3,813	296,842
Silgan Holdings, Inc.	28,610	1,074,592
Sonoco Products Co.	18,066	1,076,192
Steel Dynamics, Inc.	51,338	2,134,634
United States Steel Corp.(b)	117,525	1,952,090
Valvoline, Inc.	22,138	552,565
Worthington Industries, Inc.	12,153	776,455

		24,664,379

Real Estate-3.31%
American Campus Communities, Inc.	4,403	180,347
Apartment Income REIT Corp.	4,502	184,042
Brixmor Property Group, Inc.	14,141	278,295
Camden Property Trust	2,364	246,211
CoreSite Realty Corp.	1,088	132,420
Corporate Office Properties Trust	4,532	117,832
Cousins Properties, Inc.	4,849	162,635
CyrusOne, Inc.	3,262	214,085
Douglas Emmett, Inc.	5,978	195,780
EastGroup Properties, Inc.	548	74,588
EPR Properties	3,155	142,543
First Industrial Realty Trust, Inc.	2,324	99,258
Healthcare Realty Trust, Inc.	3,544	102,280
Highwoods Properties, Inc..	4,058	162,158
Hudson Pacific Properties, Inc.	6,858	175,496
JBG SMITH Properties	4,152	131,826
Jones Lang LaSalle, Inc.(c)	24,945	4,339,931
Kilroy Realty Corp.	3,120	197,995
Lamar Advertising Co., Class A	4,333	375,194
Life Storage, Inc.	1,677	140,700
Macerich Co. (The)(b)	15,093	195,002
Medical Properties Trust, Inc.	11,985	258,756
National Retail Properties, Inc.	3,560	156,070
Omega Healthcare Investors, Inc.	4,863	180,612
Park Hotels & Resorts, Inc.	18,627	405,137
Pebblebrook Hotel Trust	8,865	200,881
Physicians Realty Trust	5,164	87,788
PotlatchDeltic Corp.	3,996	202,797
PS Business Parks, Inc.	678	98,215
Rayonier, Inc.	5,729	186,995
Rexford Industrial Realty, Inc.	1,453	69,337
Sabra Health Care REIT, Inc.	7,231	124,518
Service Properties Trust	27,813	357,119
Spirit Realty Capital, Inc.	2,454	105,571

	Shares	Value
Real Estate-(continued)
STORE Capital Corp.	4,529	$151,450
Urban Edge Properties	4,775	78,788
Weingarten Realty Investors	4,142	105,165

		10,617,817

Utilities-2.39%
ALLETE, Inc.	4,128	256,473
Black Hills Corp.	6,055	358,214
Essential Utilities, Inc.	5,396	226,956
Hawaiian Electric Industries, Inc.	15,368	537,265
IDACORP, Inc.	2,976	256,650
MDU Resources Group, Inc.	47,651	1,338,993
National Fuel Gas Co.	7,076	321,533
New Jersey Resources Corp.	12,632	496,311
NorthWestern Corp.	4,581	267,897
OGE Energy Corp.	13,891	406,590
ONE Gas, Inc.	3,979	266,474
PNM Resources, Inc.	6,508	312,449
Southwest Gas Holdings, Inc.	11,079	690,776
Spire, Inc.	6,029	400,446
UGI Corp.	39,794	1,524,508

		7,661,535

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $251,181,494)		320,381,151

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.67%
Invesco Private Government Fund, 0.01%(d)(e)(f)	2,147,906	2,147,906
Invesco Private Prime Fund, 0.11%(d)(e)(f)	3,220,571	3,221,860

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,369,766)		5,369,766

TOTAL INVESTMENTS IN SECURITIES-101.66% (Cost $256,551,260)		325,750,917
OTHER ASSETS LESS LIABILITIES-(1.66)%		(5,327,592)

NET ASSETS-100.00%		$320,423,325

Investment Abbreviations:

REIT-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P MidCap 400 Revenue ETF (RWK)–(continued)

February 28, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,848,813	$(1,848,813)	$-	$-	$-	$10
Invesco Premier U.S. Government Money Portfolio, Institutional Class	159,490	510,607	(670,097)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,595,005	23,089,223	(26,536,322)	-	-	2,147,906	423	*
Invesco Private Prime Fund	1,865,033	22,239,415	(20,883,029)	-	441	3,221,860	1,753	*

Total	$7,619,528	$47,688,058	$(49,938,261)	$-	$441	$5,369,766	$2,186

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Consumer Discretionary	22.40

Industrials	21.13

Financials	13.28

Information Technology	12.77

Materials	7.70

Health Care	6.68

Consumer Staples	6.46

Real Estate	3.31

Sector Types Each Less Than 3%	6.26

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap 600 Revenue ETF (RWJ)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-2.54%
AMC Networks, Inc., Class A(b)(c)	29,890	$1,960,485
ATN International, Inc.	3,212	156,360
Cincinnati Bell, Inc.(b)	34,764	531,194
Cogent Communications Holdings, Inc.	3,245	194,213
Consolidated Communications Holdings, Inc.(b)	85,728	450,929
E.W. Scripps Co. (The), Class A	42,538	800,565
Gannett Co., Inc.(b)	392,735	1,944,038
Glu Mobile, Inc.(b)	18,791	234,512
Marcus Corp. (The)(c)	10,819	212,485
Meredith Corp.	50,774	1,258,180
QuinStreet, Inc.(b)	8,066	192,697
Scholastic Corp.	19,610	564,768
Shenandoah Telecommunications Co.	4,045	179,396
Spok Holdings, Inc.	5,041	54,040
TechTarget, Inc.(b)	772	64,562
Vonage Holdings Corp.(b)	30,934	408,947

		9,207,371

Consumer Discretionary-30.44%
Aaron’s Co., Inc. (The)(b)	11,272	247,533
Abercrombie & Fitch Co., Class A	52,526	1,437,637
American Axle & Manufacturing Holdings, Inc.(b)	205,640	2,009,103
American Public Education, Inc.(b)	3,216	94,679
America’s Car-Mart, Inc.(b)	2,358	318,330
Asbury Automotive Group, Inc.(b)	16,237	2,751,360
Barnes & Noble Education, Inc.(b)	161,211	1,043,035
Bed Bath & Beyond, Inc.(c)	176,069	4,729,213
Big Lots, Inc.	44,553	2,830,898
BJ’s Restaurants, Inc.(b)	9,315	517,262
Bloomin’ Brands, Inc.	64,537	1,603,099
Boot Barn Holdings, Inc.(b)	6,754	408,077
Brinker International, Inc.	19,405	1,330,989
Buckle, Inc. (The)(c)	8,843	339,925
Caleres, Inc.	60,387	957,738
Callaway Golf Co.	23,127	646,400
Cato Corp. (The), Class A	24,735	305,230
Cavco Industries, Inc.(b)	2,033	428,780
Century Communities, Inc.(b)	23,486	1,299,480
Cheesecake Factory, Inc. (The)(c)	19,537	1,073,558
Chico’s FAS, Inc.	338,518	910,613
Children’s Place, Inc. (The)(b)(c)	12,308	852,329
Chuy’s Holdings, Inc.(b)	4,621	189,461
Conn’s, Inc.(b)	45,938	651,860
Cooper Tire & Rubber Co.	22,464	1,285,839
Cooper-Standard Holdings, Inc.(b)	23,319	835,287
Core-Mark Holding Co., Inc.	186,999	6,092,427
Crocs, Inc.(b)	6,844	525,072
Dave & Buster’s Entertainment, Inc.	11,964	485,858
Designer Brands, Inc., Class A	130,289	1,627,310
Dine Brands Global, Inc.	3,627	286,932
Dorman Products, Inc.(b)	3,545	353,472
El Pollo Loco Holdings, Inc.(b)	7,978	146,237
Ethan Allen Interiors, Inc.	10,096	258,660
Fiesta Restaurant Group, Inc.(b)	15,287	233,280
Fossil Group, Inc.(b)	46,490	703,859

	Shares	Value
Consumer Discretionary-(continued)
GameStop Corp., Class A(b)(c)	143,699	$14,619,936
Genesco, Inc.(b)	21,677	974,164
Gentherm, Inc.(b)	4,557	322,590
G-III Apparel Group Ltd.(b)	38,766	1,116,073
Group 1 Automotive, Inc.	30,719	4,682,804
Guess?, Inc.(c)	37,396	942,753
Haverty Furniture Cos., Inc., (Acquired 11/17/2014 - 12/18/2020; Cost $191,294)(d)	8,848	320,032
Hibbett Sports, Inc.(b)	10,167	653,331
Installed Building Products, Inc.(b)	5,932	648,724
iRobot Corp.(b)(c)	6,034	748,880
Kontoor Brands, Inc.	16,488	696,618
La-Z-Boy, Inc.	14,131	602,122
LCI Industries	6,879	969,526
LGI Homes, Inc.(b)	6,601	721,159
Liquidity Services, Inc.(b)	4,791	74,788
Lumber Liquidators Holdings, Inc.(b)	11,714	290,156
M.D.C. Holdings, Inc.	26,331	1,489,545
M/I Homes, Inc.(b)	22,559	1,125,694
Macy’s, Inc.	606,139	9,219,374
MarineMax, Inc.(b)	16,842	751,995
Meritage Homes Corp.(b)	16,668	1,405,279
Michaels Cos., Inc. (The)(b)(c)	132,673	1,990,095
Monarch Casino & Resort, Inc.(b)	1,206	81,598
Monro, Inc.	8,292	514,021
Motorcar Parts of America, Inc.(b)	7,244	154,152
Movado Group, Inc.	10,346	235,889
ODP Corp. (The)	128,017	4,899,211
Oxford Industries, Inc.	5,431	414,059
Patrick Industries, Inc.	11,285	890,725
Perdoceo Education Corp.(b)	17,938	230,862
PetMed Express, Inc.(c)	3,437	119,298
Red Robin Gourmet Burgers, Inc.(b)	17,183	527,346
Regis Corp.(b)(c)	19,000	223,250
Rent-A-Center, Inc.	27,641	1,596,544
Ruth’s Hospitality Group, Inc.	6,919	157,788
Sally Beauty Holdings, Inc.(b)	102,291	1,646,885
Shake Shack, Inc., Class A(b)	2,009	238,026
Shoe Carnival, Inc.	9,286	454,643
Shutterstock, Inc.	3,241	285,953
Signet Jewelers Ltd.	65,971	3,284,036
Sleep Number Corp.(b)	7,219	989,942
Sonic Automotive, Inc., Class A	80,279	3,701,665
Stamps.com, Inc.(b)	1,218	221,591
Standard Motor Products, Inc.	7,110	298,691
Steven Madden Ltd.	13,489	498,958
Sturm Ruger & Co., Inc.	2,692	183,594
Tupperware Brands Corp.(b)	17,342	530,145
Unifi, Inc.(b)	11,261	280,737
Universal Electronics, Inc.(b)	4,046	235,437
Vera Bradley, Inc.(b)	22,488	213,411
Vista Outdoor, Inc.(b)	33,457	1,057,576
Winnebago Industries, Inc.	13,743	956,513
Wolverine World Wide, Inc.	21,257	742,932
Zumiez, Inc.(b)	8,930	402,564

		110,444,502

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Consumer Staples-9.13%
Andersons, Inc. (The)	112,034	$2,928,569
B&G Foods, Inc.(c)	22,491	682,152
Calavo Growers, Inc.	5,021	377,830
Cal-Maine Foods, Inc.(b)	13,043	496,938
Central Garden & Pet Co.(b)	12,406	565,714
Central Garden & Pet Co., Class A(b)	13,245	549,800
Chefs’ Warehouse, Inc. (The)(b)	18,693	582,100
Coca-Cola Consolidated, Inc.	6,479	1,662,900
Fresh Del Monte Produce, Inc.	55,361	1,424,992
Inter Parfums, Inc.	3,189	233,339
J&J Snack Foods Corp.	2,250	357,210
John B. Sanfilippo & Son, Inc.	3,807	329,153
Medifast, Inc.	1,528	386,569
MGP Ingredients, Inc.	2,839	181,355
National Beverage Corp.(c)	8,414	401,011
PriceSmart, Inc.	12,975	1,251,439
Seneca Foods Corp., Class A(b)	11,773	641,158
SpartanNash Co.	176,033	3,209,082
United Natural Foods, Inc.(b)	561,244	14,844,904
Universal Corp.	12,806	650,801
USANA Health Sciences, Inc.(b)	5,050	490,153
Vector Group Ltd.	52,234	712,994
WD-40 Co.	524	163,357

		33,123,520

Energy-7.87%
Archrock, Inc.	33,938	349,901
Bonanza Creek Energy, Inc.(b)	3,382	107,987
Bristow Group, Inc.(b)	8,014	213,333
Callon Petroleum Co.(b)	22,240	568,677
CONSOL Energy, Inc.(b)	54,285	586,821
Core Laboratories N.V	6,131	217,896
DMC Global, Inc.	1,842	116,028
Dorian LPG Ltd.(b)	8,577	106,784
Dril-Quip, Inc.(b)	3,960	134,482
Exterran Corp.(b)	62,479	341,760
Green Plains, Inc.(b)	53,386	1,351,733
Helix Energy Solutions Group, Inc.(b)	59,664	292,354
Helmerich & Payne, Inc.	24,193	695,065
Laredo Petroleum, Inc.(b)	10,900	355,231
Matador Resources Co.(b)	23,851	498,247
Nabors Industries Ltd.	11,228	1,246,420
Oceaneering International, Inc.(b)	82,063	968,343
Oil States International, Inc.(b)	47,186	345,873
Par Pacific Holdings, Inc.(b)	100,140	1,769,474
Patterson-UTI Energy, Inc.	86,780	642,172
PBF Energy, Inc., Class A	742,485	10,543,287
PDC Energy, Inc.(b)	20,309	709,799
Penn Virginia Corp.(b)	9,724	142,359
ProPetro Holding Corp.(b)	50,037	573,924
QEP Resources, Inc.	116,932	402,246
Range Resources Corp.(b)	87,619	844,647
Renewable Energy Group, Inc.(b)	14,349	1,115,922
REX American Resources Corp.(b)	1,269	119,375
RPC, Inc.(b)	59,965	380,778
SM Energy Co.	65,551	908,537
Southwestern Energy Co.(b)	238,402	965,528
Talos Energy, Inc.(b)	23,494	248,801
US Silica Holdings, Inc.	50,461	671,636

		28,535,420

	Shares	Value
Financials-7.24%
Allegiance Bancshares, Inc.	2,416	$90,962
Ambac Financial Group, Inc.(b)	2,952	50,036
American Equity Investment Life Holding Co.	53,595	1,480,830
Ameris Bancorp	10,608	505,365
AMERISAFE, Inc.	2,020	118,210
Apollo Commercial Real Estate Finance, Inc.	13,298	176,730
Assured Guaranty Ltd.	10,295	455,245
Axos Financial, Inc.(b)	6,879	318,291
Banc of California, Inc.	6,701	124,371
BancFirst Corp.	2,696	172,221
BankUnited, Inc.	13,534	543,932
Banner Corp.	4,630	239,741
Berkshire Hills Bancorp, Inc.	9,278	187,045
Blucora, Inc.(b)	19,062	308,804
Boston Private Financial Holdings, Inc.	16,401	225,678
Brightsphere Investment Group, Inc.	13,557	245,382
Brookline Bancorp, Inc.	10,114	143,922
Cadence BanCorp.	19,834	406,994
Capitol Federal Financial, Inc.	8,833	117,567
Capstead Mortgage Corp.	760	4,355
Central Pacific Financial Corp.	4,801	108,647
City Holding Co.	1,281	96,344
Columbia Banking System, Inc.	6,218	275,395
Community Bank System, Inc.	3,238	230,513
Customers Bancorp, Inc.(b)	11,573	309,925
CVB Financial Corp.	8,148	174,449
Donnelley Financial Solutions, Inc.(b)	14,984	389,434
Eagle Bancorp, Inc.	3,645	178,204
eHealth, Inc.(b)(c)	2,797	166,198
Employers Holdings, Inc.	7,569	251,972
Encore Capital Group, Inc.(b)	12,515	418,251
Enova International, Inc.(b)	17,879	548,885
EZCORP, Inc., Class A(b)	57,308	275,078
FB Financial Corp.	4,866	206,367
First Bancorp	29,305	307,409
First Bancorp/Southern Pines NC	3,174	127,817
First Commonwealth Financial Corp.	12,910	173,123
First Financial Bancorp	13,639	305,923
First Hawaiian, Inc.	11,733	327,233
First Midwest Bancorp, Inc.	18,563	367,176
Flagstar Bancorp, Inc.	15,504	672,719
Granite Point Mortgage Trust, Inc.	8,053	89,872
Great Western Bancorp, Inc.	9,950	266,959
Green Dot Corp., Class A(b)	7,286	344,336
Greenhill & Co., Inc.	6,732	101,586
Hanmi Financial Corp.	8,214	140,624
HCI Group, Inc.	1,751	101,330
Heritage Financial Corp.	3,485	90,227
HomeStreet, Inc.	3,884	166,857
Hope Bancorp, Inc.	21,376	281,308
Horace Mann Educators Corp.	10,158	391,489
Independent Bank Corp.	2,347	200,692
Independent Bank Group, Inc.	3,901	271,861
James River Group Holdings Ltd.	5,140	235,977
KKR Real Estate Finance Trust, Inc.	5,125	94,454
Meta Financial Group, Inc.	4,965	219,900
Mr. Cooper Group, Inc.(b)	27,886	877,015
National Bank Holdings Corp., Class A	3,451	133,726
NBT Bancorp, Inc.	5,209	188,722
New York Mortgage Trust, Inc.	28,538	119,004

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Financials-(continued)
NMI Holdings, Inc., Class A(b)	6,107	$139,606
Northfield Bancorp, Inc.	5,187	71,010
Northwest Bancshares, Inc.	14,808	209,089
OFG Bancorp	10,657	205,787
Old National Bancorp	18,183	329,658
Pacific Premier Bancorp, Inc.	7,147	288,024
Palomar Holdings, Inc.(b)	745	63,422
Park National Corp.	1,521	188,604
PennyMac Mortgage Investment Trust	20,626	391,275
Piper Sandler Cos.	3,684	391,683
PRA Group, Inc.(b)	8,154	300,556
Preferred Bank	1,679	97,298
ProAssurance Corp.	17,181	425,230
Provident Financial Services, Inc.	8,300	167,909
Ready Capital Corp.	16,936	222,200
Redwood Trust, Inc.	18,556	182,591
Renasant Corp.	7,444	292,400
S&T Bancorp, Inc.	5,324	153,757
Safety Insurance Group, Inc.	3,609	285,400
Seacoast Banking Corp. of Florida(b)	4,212	151,421
ServisFirst Bancshares, Inc.	3,442	170,586
Simmons First National Corp., Class A	17,252	505,139
SiriusPoint Ltd. (Bermuda)(b)	25,772	263,132
Southside Bancshares, Inc.	3,079	106,472
Stewart Information Services Corp.	14,684	693,085
StoneX Group, Inc.(b)	6,649	383,581
Tompkins Financial Corp.	1,585	122,568
Triumph Bancorp, Inc.(b)	2,446	187,608
Trupanion, Inc.(b)	1,513	146,398
TrustCo Bank Corp.	10,589	72,852
United Community Banks, Inc.	8,455	279,522
United Fire Group, Inc.	14,696	432,797
United Insurance Holdings Corp.	59,305	368,877
Universal Insurance Holdings, Inc.	24,165	359,817
Veritex Holdings, Inc.	5,341	155,316
Virtus Investment Partners, Inc.	900	225,810
Waddell & Reed Financial, Inc., Class A	13,866	347,898
Walker & Dunlop, Inc.	3,787	377,412
Westamerica Bancorporation	1,286	77,302
WisdomTree Investments, Inc.	17,407	92,257
World Acceptance Corp.(b)(c)	1,644	208,048

		26,276,079

Health Care-8.10%
Addus HomeCare Corp.(b)	2,432	261,610
Allscripts Healthcare Solutions, Inc.(b)	40,251	621,073
AMN Healthcare Services, Inc.(b)	11,840	862,781
Amphastar Pharmaceuticals, Inc.(b)	6,061	106,249
AngioDynamics, Inc.(b)	6,194	129,764
ANI Pharmaceuticals, Inc.(b)	2,235	65,039
Anika Therapeutics, Inc.(b)	1,150	42,205
Cardiovascular Systems, Inc.(b)	2,137	88,258
Coherus Biosciences, Inc.(b)	9,231	149,911
Community Health Systems, Inc.(b)	479,413	4,103,775
Computer Programs & Systems, Inc.	3,329	104,697
CONMED Corp.	2,821	347,152
Corcept Therapeutics, Inc.(b)	4,722	118,758
CorVel Corp.(b)	1,984	201,376
Covetrus, Inc.(b)	54,742	2,034,213
Cross Country Healthcare, Inc.(b)	30,613	340,110

	Shares	Value
Health Care-(continued)
CryoLife, Inc.(b)	3,932	$99,283
Cutera, Inc.(b)	2,335	82,472
Cytokinetics, Inc.(b)(c)	886	16,595
Eagle Pharmaceuticals, Inc.(b)	1,379	61,366
Enanta Pharmaceuticals, Inc.(b)	992	48,925
Endo International PLC(b)	188,449	1,494,401
Ensign Group, Inc. (The)	10,914	895,166
Fulgent Genetics, Inc.(b)	909	92,045
Glaukos Corp.(b)	1,083	102,409
Hanger, Inc.(b)	14,890	327,282
HealthStream, Inc.(b)	4,073	94,901
Heska Corp.(b)	395	74,418
HMS Holdings Corp.(b)	6,781	249,439
Innoviva, Inc.(b)	10,969	125,376
Inogen, Inc.(b)	2,736	143,613
Integer Holdings Corp.(b)	4,787	422,166
Invacare Corp.	31,868	289,999
Lannett Co., Inc.(b)	28,065	170,074
Lantheus Holdings, Inc.(b)	7,686	143,575
LeMaitre Vascular, Inc.	1,182	60,743
Luminex Corp.	5,458	177,494
Magellan Health, Inc.(b)	25,184	2,350,171
MEDNAX, Inc.(b)	40,557	990,808
Meridian Bioscience, Inc.(b)	4,351	91,719
Merit Medical Systems, Inc.(b)	5,801	323,232
Mesa Laboratories, Inc.	151	41,058
ModivCare, Inc.(b)	3,286	421,462
Myriad Genetics, Inc.(b)	10,186	310,571
Natus Medical, Inc.(b)	6,926	179,453
NeoGenomics, Inc.(b)	2,814	143,430
NextGen Healthcare, Inc.(b)	10,429	195,022
Omnicell, Inc.(b)	2,596	329,432
OraSure Technologies, Inc.(b)	4,146	43,948
Orthofix Medical, Inc.(b)	3,640	169,296
Owens & Minor, Inc.	103,690	3,526,497
Pacira BioSciences, Inc.(b)	2,433	178,826
Pennant Group, Inc. (The)(b)	2,208	116,538
Phibro Animal Health Corp., Class A	14,773	318,654
R1 RCM, Inc.(b)	19,841	548,405
RadNet, Inc.(b)	19,091	352,038
REGENXBIO, Inc.(b)	1,218	49,828
Select Medical Holdings Corp.(b)	73,562	2,328,237
Simulations Plus, Inc.	224	16,065
Supernus Pharmaceuticals, Inc.(b)	7,396	198,731
SurModics, Inc.(b)	833	43,441
Tabula Rasa HealthCare, Inc.(b)(c)	2,631	106,687
Tactile Systems Technology, Inc.(b)	1,621	82,379
Tivity Health, Inc.(b)	21,390	509,082
US Physical Therapy, Inc.	1,293	151,591
Vanda Pharmaceuticals, Inc.(b)	6,347	118,372
Varex Imaging Corp.(b)	15,343	351,815
Xencor, Inc.(b)	653	32,173
Zynex, Inc.(b)(c)	1,769	25,686

		29,393,360

Industrials-17.52%
AAON, Inc.	2,770	213,567
AAR Corp.	19,456	773,960
ABM Industries, Inc.	52,511	2,267,425
Aegion Corp.(b)	20,931	541,066

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
Aerojet Rocketdyne Holdings, Inc.(b)(c)	15,964	$818,474
AeroVironment, Inc.(b)	1,472	162,038
Alamo Group, Inc.	3,042	464,300
Albany International Corp., Class A	4,389	346,950
Allegiant Travel Co.	2,393	603,491
American Woodmark Corp.(b)	6,043	564,477
Apogee Enterprises, Inc.	15,464	578,354
Applied Industrial Technologies, Inc.	13,896	1,186,302
ArcBest Corp.	21,668	1,278,195
Arcosa, Inc.	12,114	687,227
Astec Industries, Inc.	5,903	400,932
Atlas Air Worldwide Holdings, Inc.(b)	18,674	1,029,498
AZZ, Inc.	6,815	348,178
Barnes Group, Inc.	8,535	446,807
Boise Cascade Co.	38,389	1,917,147
Brady Corp., Class A	7,505	393,337
Chart Industries, Inc.(b)	3,778	540,594
CIRCOR International, Inc.(b)	7,450	265,294
Comfort Systems USA, Inc.	19,178	1,187,885
CoreCivic, Inc.	88,349	634,346
Cubic Corp.	8,117	563,726
Deluxe Corp.	23,323	921,958
DXP Enterprises, Inc.(b)	16,436	493,737
Echo Global Logistics, Inc.(b)	26,711	744,168
Encore Wire Corp.	7,412	485,708
Enerpac Tool Group Corp.	6,726	166,132
EnPro Industries, Inc.	4,976	399,772
ESCO Technologies, Inc.	2,395	253,080
Exponent, Inc.	1,583	152,712
Federal Signal Corp.	12,199	444,166
Forrester Research, Inc.(b)	3,466	156,594
Forward Air Corp.	6,205	532,203
Franklin Electric Co., Inc.	5,874	440,902
Gibraltar Industries, Inc.(b)	5,701	497,982
GMS, Inc.(b)	38,969	1,426,265
Granite Construction, Inc.	14,063	483,486
Greenbrier Cos., Inc. (The)	27,238	1,281,548
Griffon Corp.	42,198	1,038,071
Harsco Corp.(b)	34,527	564,862
Hawaiian Holdings, Inc.	25,089	672,887
Heartland Express, Inc.	11,737	213,613
Heidrick & Struggles International, Inc.	7,840	281,378
Hillenbrand, Inc.	22,368	1,039,217
Hub Group, Inc., Class A(b)	20,213	1,163,865
Insteel Industries, Inc.	6,740	208,131
Interface, Inc.	45,754	568,265
John Bean Technologies Corp.	5,166	762,347
Kaman Corp.	4,962	241,451
Kelly Services, Inc., Class A	71,595	1,490,608
Korn Ferry	14,777	909,524
Lindsay Corp.	1,329	212,972
Lydall, Inc.(b)	8,349	290,796
ManTech International Corp., Class A	10,423	814,662
Marten Transport Ltd.	16,425	265,756
Matrix Service Co.(b)	34,444	467,405
Matson, Inc.	13,127	909,307
Matthews International Corp., Class A	18,799	671,124
Meritor, Inc.(b)	37,670	1,144,038
Moog, Inc., Class A	11,910	924,931
Mueller Industries, Inc.	23,120	939,597

	Shares	Value
Industrials-(continued)
MYR Group, Inc.(b)	12,707	$749,078
National Presto Industries, Inc.	1,270	129,959
NOW, Inc.(b)	105,221	1,118,499
Park Aerospace Corp.	1,291	17,932
PGT Innovations, Inc.(b)	14,344	338,375
Pitney Bowes, Inc.	197,590	1,675,563
Powell Industries, Inc.	6,575	204,680
Proto Labs, Inc.(b)	995	144,952
Quanex Building Products Corp.	12,644	307,629
Raven Industries, Inc.	3,600	141,120
Resideo Technologies, Inc.(b)	94,314	2,265,422
Resources Connection, Inc.	17,663	225,380
Saia, Inc.(b)	3,356	672,979
SEACOR Holdings, Inc.(b)	5,901	250,851
SkyWest, Inc.	18,180	1,024,807
SPX Corp.(b)	9,828	546,339
SPX FLOW, Inc.(b)	7,977	491,064
Standex International Corp.	2,718	266,527
Team, Inc.(b)	28,204	312,782
Tennant Co.	4,942	376,580
Titan International, Inc.	81,930	677,561
Triumph Group, Inc.	57,874	843,224
TrueBlue, Inc.(b)	32,671	680,537
UFP Industries, Inc.	30,198	1,842,078
UniFirst Corp.	3,141	761,033
US Ecology, Inc.(b)	8,572	327,536
Veritiv Corp.(b)	119,304	2,837,049
Viad Corp.	7,451	311,750
Vicor Corp.(b)	1,110	109,324
Wabash National Corp.	31,535	522,850
Watts Water Technologies, Inc., Class A	4,411	503,251

		63,565,501

Information Technology-8.88%
3D Systems Corp.(b)(c)	18,975	680,064
8x8, Inc.(b)	5,254	179,739
ADTRAN, Inc.	11,747	197,819
Advanced Energy Industries, Inc.	4,915	513,372
Agilysys, Inc.(b)	1,235	73,594
Alarm.com Holdings, Inc.(b)(c)	2,558	224,797
Applied Optoelectronics, Inc.(b)(c)	9,995	93,203
Arlo Technologies, Inc.(b)	15,328	106,683
Axcelis Technologies, Inc.(b)	5,448	200,868
Badger Meter, Inc.	1,596	173,310
Bel Fuse, Inc., Class B	11,197	198,747
Benchmark Electronics, Inc.	27,664	785,658
BM Technologies, Inc.(b)(e)	1,983	24,986
BM Technologies, Inc.(b)(c)	15	189
Bottomline Technologies (DE), Inc.(b)	3,042	136,525
CalAmp Corp.(b)	11,354	126,824
Cardtronics PLC, Class A(b)	10,776	415,415
CEVA, Inc.(b)	865	52,964
Cohu, Inc.	5,213	226,505
Comtech Telecommunications Corp.	12,328	331,377
CSG Systems International, Inc.	7,663	353,647
CTS Corp.	4,241	136,433
Daktronics, Inc.	41,874	226,538
Diebold Nixdorf, Inc.(b)	124,874	1,813,170
Digi International, Inc.(b)	4,991	116,590
Diodes, Inc.(b)	6,094	478,501

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
DSP Group, Inc.(b)	2,314	$36,029
Ebix, Inc.	5,090	124,094
ePlus, Inc.(b)	6,501	614,735
EVERTEC, Inc.	4,196	163,224
ExlService Holdings, Inc.(b)	3,892	329,341
Extreme Networks, Inc.(b)	51,502	472,273
Fabrinet (Thailand)(b)	8,401	742,060
FARO Technologies, Inc.(b)	1,503	140,470
FormFactor, Inc.(b)	5,416	245,724
Harmonic, Inc.(b)	17,700	137,086
Ichor Holdings Ltd.(b)	8,986	384,241
Insight Enterprises, Inc.(b)	39,688	3,317,520
Itron, Inc.(b)	9,323	1,093,029
Knowles Corp.(b)	14,588	303,285
Kulicke & Soffa Industries, Inc. (Singapore)	6,216	309,930
LivePerson, Inc.(b)	1,989	130,518
MaxLinear, Inc.(b)	3,893	154,825
Methode Electronics, Inc.	8,466	329,581
MicroStrategy, Inc., Class A(b)	586	439,740
MTS Systems Corp.	4,815	281,003
NETGEAR, Inc.(b)	11,026	441,040
NIC, Inc.	5,597	194,272
OneSpan, Inc.(b)	3,841	89,726
Onto Innovation, Inc.(b)	3,735	233,288
OSI Systems, Inc.(b)	4,100	387,942
PC Connection, Inc	19,909	916,013
PDF Solutions, Inc.(b)	1,357	24,915
Perficient, Inc.(b)	4,278	238,242
Photronics, Inc.(b)	18,408	219,239
Plantronics, Inc.	20,820	843,002
Plexus Corp.(b)	15,025	1,261,799
Power Integrations, Inc.	2,086	184,340
Progress Software Corp.	3,500	148,890
Rambus, Inc.(b)	4,584	96,172
Rogers Corp.(b)	1,752	317,953
Sanmina Corp.(b)	74,290	2,646,210
ScanSource, Inc.(b)	35,703	1,015,393
SMART Global Holdings, Inc.(b)	11,327	528,858
SPS Commerce, Inc.(b)	1,048	105,565
Sykes Enterprises, Inc.(b)	14,815	605,341
TTEC Holdings, Inc.	8,683	730,588
TTM Technologies, Inc.(b)	59,355	838,093
Ultra Clean Holdings, Inc.(b)	13,341	618,756
Unisys Corp.(b)	42,938	1,054,128
Veeco Instruments, Inc.(b)	8,245	177,267
Viavi Solutions, Inc.(b)	29,346	474,965
Xperi Holding Corp.	9,434	199,057

		32,207,280

Materials-5.36%
AdvanSix, Inc.(b)	20,100	558,780
Allegheny Technologies, Inc.(b)	68,853	1,353,650
American Vanguard Corp.	9,206	179,701
Arconic Corp.(b)	67,294	1,475,084
Balchem Corp.	2,072	247,314
Carpenter Technology Corp.	23,614	960,145
Century Aluminum Co.(b)	49,052	673,484
Clearwater Paper Corp.(b)	17,208	602,452
Ferro Corp.(b)	22,633	359,186
FutureFuel Corp.	4,868	71,462

	Shares	Value
Materials-(continued)
GCP Applied Technologies, Inc.(b)	13,119	$325,220
Glatfelter Corp.	18,116	290,762
H.B. Fuller Co.	18,097	1,014,699
Hawkins, Inc.	3,560	222,856
Haynes International, Inc.	5,186	144,845
Innospec, Inc.	5,161	518,422
Kaiser Aluminum Corp.	4,648	530,337
Koppers Holdings, Inc.(b)	21,579	720,954
Kraton Corp.(b)	19,378	720,668
Livent Corp.(b)(c)	5,821	108,387
Materion Corp.	6,773	463,815
Mercer International, Inc. (Germany)	46,940	721,468
Myers Industries, Inc.	8,716	192,972
Neenah, Inc.	4,871	269,464
Olympic Steel, Inc.	28,128	501,804
Quaker Chemical Corp.	1,950	550,641
Rayonier Advanced Materials, Inc.(b)	88,598	819,531
Schweitzer-Mauduit International, Inc., Class A	9,175	428,473
Stepan Co.	5,282	637,485
SunCoke Energy, Inc.	97,606	623,702
TimkenSteel Corp.(b)	53,912	435,609
Tredegar Corp.	13,939	212,430
Trinseo S.A	24,177	1,564,494
US Concrete, Inc.(b)	13,607	700,216
Warrior Met Coal, Inc.	13,382	256,533

		19,457,045

Real Estate-2.39%
Acadia Realty Trust	7,959	150,505
Agree Realty Corp.	1,273	82,185
Alexander & Baldwin, Inc.	7,100	124,037
American Assets Trust, Inc.	4,140	128,671
Armada Hoffler Properties, Inc.	11,419	147,419
Brandywine Realty Trust	16,122	197,172
CareTrust REIT, Inc.	2,711	60,130
Centerspace	784	53,806
Chatham Lodging Trust	5,437	75,737
Community Healthcare Trust, Inc.	500	21,915
DiamondRock Hospitality Co.(b)	19,544	197,785
Diversified Healthcare Trust	123,355	555,098
Easterly Government Properties, Inc.	3,630	79,787
Essential Properties Realty Trust, Inc.	2,686	62,315
Four Corners Property Trust, Inc.	1,946	52,717
Franklin Street Properties Corp.	17,871	88,640
GEO Group, Inc. (The)(c)	86,984	626,285
Getty Realty Corp.	1,701	47,594
Global Net Lease, Inc.	6,353	118,039
Hersha Hospitality Trust	10,899	121,197
Independence Realty Trust, Inc.	5,374	75,451
Industrial Logistics Properties Trust	3,769	80,167
Innovative Industrial Properties, Inc.(c)	191	37,245
iStar, Inc.(c)	11,102	196,727
Kite Realty Group Trust	6,103	116,995
Lexington Realty Trust	10,420	111,702
LTC Properties, Inc.	1,390	56,865
Mack-Cali Realty Corp.	8,157	113,953
Marcus & Millichap, Inc.(b)	6,544	247,821
National Storage Affiliates Trust	4,014	154,740
NexPoint Residential Trust, Inc.	1,567	64,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Real Estate-(continued)
Office Properties Income Trust	8,567	$216,659
RE/MAX Holdings, Inc., Class A	2,654	110,725
Realogy Holdings Corp.(b)	141,118	2,128,060
Retail Opportunity Investments Corp.	6,661	105,310
Retail Properties of America, Inc., Class A	16,710	175,956
RPT Realty	8,089	88,736
Safehold, Inc.(c)	726	55,358
Saul Centers, Inc.	2,328	82,458
SITE Centers Corp.	16,143	215,348
St. Joe Co. (The)	1,285	64,674
Summit Hotel Properties, Inc.	11,437	118,373
Tanger Factory Outlet Centers, Inc.(c)	12,387	194,971
Uniti Group, Inc.	32,142	382,811
Universal Health Realty IncomeTrust	371	22,984
Urstadt Biddle Properties, Inc., Class A	3,163	50,988
Washington REIT	4,433	99,831
Whitestone REIT	5,125	47,919
Xenia Hotels & Resorts, Inc.	12,922	258,052

		8,666,223

Utilities-0.52%
American States Water Co.	2,077	151,725
Avista Corp.	11,726	471,502
California Water Service Group	5,024	276,069
Chesapeake Utilities Corp.	1,542	163,036
Northwest Natural Holding Co.	5,242	251,564
South Jersey Industries, Inc.	22,694	569,846

		1,883,742

Total Common Stocks & Other Equity Interests (Cost $255,441,782)		362,760,043

	Shares	Value
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $297,922)	297,922	$297,922

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $255,739,704)		363,057,965

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.74%
Invesco Private Government Fund, 0.01%(f)(g)(h)	9,771,956	9,771,956
Invesco Private Prime Fund, 0.11%(f)(g)(h)	14,663,318	14,669,183

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,441,139)		24,441,139

TOTAL INVESTMENTS IN SECURITIES-106.81% (Cost $280,180,843)		387,499,104
OTHER ASSETS LESS LIABILITIES-(6.81)%		(24,689,249)

NET ASSETS-100.00%.		$362,809,855

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)	Restricted security. The value of this security at February 28, 2021 represented less than 1% of the Fund’s Net Assets. (e) Security valued using significant unobservable inputs (Level 3). See Note 5.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2021	Dividend Income
Invesco Mortgage Capital, Inc.	$33,873	$-	$(32,077)	$6,571	$(8,367)	$-	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	2,306,797	(2,008,875)	-	-	297,922	14
Invesco Premier U.S. Government Money Portfolio, Institutional Class	122,767	133,312	(256,079)	-	-	-	1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 28, 2021

(Unaudited)

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$15,106,711	$72,590,498	$(77,925,253)	$-	$-	$9,771,956	$1,555	*
Invesco Private Prime Fund	5,035,646	92,175,683	(82,543,967)	-	1,821	14,669,183	7,409	*

Total	$20,298,997	$167,206,290	$(162,766,251)	$6,571	$(6,546)	$24,739,061	$8,979

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2021

Consumer Discretionary	30.44
Industrials	17.52
Consumer Staples	9.13
Information Technology	8.88
Health Care	8.10
Energy	7.87
Financials	7.24
Materials	5.36
Sector Types Each Less Than 3%	5.45
Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P Ultra Dividend Revenue ETF (RDIV)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.51%
Communication Services-2.08%
Interpublic Group of Cos., Inc. (The)	523,978	$13,686,305

Consumer Discretionary-2.21%
Hanesbrands, Inc.	580,582	10,270,496
Travel + Leisure Co.	70,737	4,274,637

		14,545,133

Consumer Staples-9.85%
Kraft Heinz Co. (The)	917,423	33,375,849
Philip Morris International, Inc.	374,186	31,439,108

		64,814,957

Energy-18.64%
Baker Hughes Co., Class A	1,331,020	32,583,370
Chevron Corp.	329,137	32,913,700
HollyFrontier Corp.	596,582	22,598,526
Phillips 66	416,127	34,559,347

		122,654,943

Financials-31.66%
Associated Banc-Corp.	102,592	2,067,229
Bank OZK	45,775	1,886,846
Cathay General Bancorp	29,196	1,098,937
CIT Group, Inc.	106,465	4,828,188
Citizens Financial Group, Inc.	263,494	11,446,179
F.N.B. Corp.	188,418	2,228,985
Fifth Third Bancorp	351,876	12,206,579
First Horizon Corp.	294,335	4,768,227
Hancock Whitney Corp.	50,811	1,918,115
Huntington Bancshares, Inc.	502,591	7,709,746
KeyCorp	548,517	11,047,132
Mercury General Corp.	95,300	5,565,520
MetLife, Inc.	593,596	34,191,130
Old Republic International Corp.	484,704	9,369,328
People’s United Financial, Inc.	224,732	4,031,692
Principal Financial Group, Inc.	384,671	21,764,685
Regions Financial Corp.	488,627	10,080,375
Synovus Financial Corp.	86,843	3,674,327
Truist Financial Corp.	589,852	33,597,970
Umpqua Holdings Corp.	120,009	2,048,554
United Bankshares, Inc.	39,801	1,470,647
Unum Group	642,382	17,010,275
Valley National Bancorp	194,240	2,379,440
Webster Financial Corp.	35,002	1,935,961

		208,326,067

Health Care-5.56%
AbbVie, Inc.	272,287	29,336,201
Patterson Cos., Inc.	234,375	7,279,688

		36,615,889

Industrials-1.75%
Ryder System, Inc.	170,047	11,524,085

Information Technology-9.09%
International Business Machines Corp.	254,546	30,273,156
Seagate Technology PLC	233,660	17,110,922
Xerox Holdings Corp.	489,294	12,467,211

		59,851,289

	Shares	Value
Materials-12.52%
Chemours Co. (The)	250,459	$5,893,300
Greif, Inc., Class A	124,639	6,020,064
International Paper Co.	552,578	27,435,498
LyondellBasell Industries N.V., Class A	330,027	34,022,483
Olin Corp.	291,029	9,004,437

		82,375,782

Real Estate-4.25%
American Campus Communities, Inc.	29,399	1,204,183
Brixmor Property Group, Inc.	84,643	1,665,774
Federal Realty Investment Trust	13,261	1,341,615
Highwoods Properties, Inc.	26,057	1,041,238
Kimco Realty Corp.	142,282	2,608,029
Medical Properties Trust, Inc.	75,003	1,619,315
National Retail Properties, Inc.	22,840	1,001,305
Physicians Realty Trust	33,127	563,159
Realty Income Corp.	37,843	2,280,419
Regency Centers Corp.	29,669	1,625,268
SL Green Realty Corp.(b)	24,189	1,670,734
STORE Capital Corp.	30,220	1,010,557
Vornado Realty Trust	77,538	3,329,482
Welltower, Inc.	103,422	7,022,354

		27,983,432

Utilities-1.90%
OGE Energy Corp.	92,442	2,705,777
PPL Corp.	375,202	9,826,541

		12,532,318

Total Common Stocks & Other Equity Interests (Cost $523,514,860)		654,910,200

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $481,284)	481,284	481,284

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.58% (Cost $523,996,144)		655,391,484

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.12%
Invesco Private Government Fund, 0.01%(c)(d)(e)	311,743	311,743
Invesco Private Prime Fund, 0.11%(c)(d)(e)	467,427	467,614

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $779,357)		779,357

TOTAL INVESTMENTS IN SECURITIES-99.70% (Cost $524,775,501)		656,170,841
OTHER ASSETS LESS LIABILITIES-0.30%		1,949,393

NET ASSETS-100.00%		$658,120,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P Ultra Dividend Revenue ETF (RDIV)–(continued)

February 28, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2021.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$26,228,510	$(25,747,226)	$-	$-	$481,284	$171
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	6,872,377	(6,872,377)	-	-	-	15
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	3,568,846	(3,257,103)	-	-	311,743	8	*
Invesco Private Prime Fund	-	5,982,847	(5,515,233)	-	-	467,614	100	*

Total	$-	$42,652,580	$(41,391,939)	$-	$-	$1,260,641	$294

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2021

Financials	31.66
Energy	18.64
Materials	12.52
Consumer Staples	9.85
Information Technology	9.09
Health Care	5.56
Real Estate	4.25
Sector Types Each Less Than 3%	7.94
Money Market Funds Plus Other Assets Less Liabilities	0.49

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Statements of Assets and Liabilities

February 28, 2021

(Unaudited)

	Invesco S&P 500 Revenue ETF (RWL)	Invesco S&P MidCap 400 Revenue ETF (RWK)	Invesco S&P SmallCap 600 Revenue ETF (RWJ)	Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Assets:
Unaffiliated investments in securities, at value(a)	$882,695,523	$320,381,151	$362,760,043	$654,910,200
Affiliated investments in securities, at value	1,994,350	5,369,766	24,739,061	1,260,641
Receivable for:
Dividends	1,831,562	225,094	125,033	2,949,840
Securities lending	12,108	1,150	26,133	53
Investments sold	-	411,528	1,168,349	5,345,871
Investments sold - affiliated broker	-	-	55,294	-
Fund shares sold	8,122,639	-	12,190,550	-

Total assets	894,656,182	326,388,689	401,064,463	664,466,605

Liabilities:
Due to custodian	614,175	1,604	-	-
Payable for:
Investments purchased	8,446,023	-	12,124,501	-
Investments purchased - affiliated broker	46,196	499,048	1,586,418	-
Collateral upon return of securities loaned	1,454,745	5,369,766	24,441,139	779,357
Fund shares repurchased	-	-	-	5,372,517
Accrued unitary management fees	263,791	94,946	102,550	194,497

Total liabilities	10,824,930	5,965,364	38,254,608	6,346,371

Net Assets	$883,831,252	$320,423,325	$362,809,855	$658,120,234

Net assets consist of:
Shares of beneficial interest	$762,315,928	$292,485,595	$364,747,590	$963,375,711
Distributable earnings (loss)	121,515,324	27,937,730	(1,937,735)	(305,255,477)

Net Assets	$883,831,252	$320,423,325	$362,809,855	$658,120,234

Shares outstanding (unlimited amount authorized, $0.01 par value)	13,601,400	4,081,400	3,571,400	17,170,000
Net asset value	$64.98	$78.51	$101.59	$38.33

Market price	$65.00	$78.52	$101.74	$38.32

Unaffiliated investments in securities, at cost	$713,635,046	$251,181,494	$255,441,782	$523,514,860

Affiliated investments in securities, at cost	$1,803,146	$5,369,766	$24,739,061	$1,260,641

(a) Includes securities on loan with an aggregate value of:	$514,166	$5,193,130	$23,413,008	$780,146

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Statements of Operations

For the six months ended February 28, 2021

(Unaudited)

	Invesco S&P 500 Revenue ETF (RWL)	Invesco S&P MidCap 400 Revenue ETF (RWK)	Invesco S&P SmallCap 600 Revenue ETF (RWJ)	Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Investment income:
Unaffiliated dividend income	$8,697,966	$1,598,117	$1,372,563	$12,434,431
Affiliated dividend income	9,226	10	15	186
Securities lending income	19,509	18,836	362,762	248
Foreign withholding tax	-	-	(2,789)	-

Total investment income	8,726,701	1,616,963	1,732,551	12,434,865

Expenses:
Unitary management fees	1,575,459	483,678	535,577	1,184,199

Less: Waivers	(352)	(51)	(64)	(1,049)

Net expenses	1,575,107	483,627	535,513	1,183,150

Net investment income	7,151,594	1,133,336	1,197,038	11,251,715

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(31,688,933)	(9,051,719)	(5,337,677)	(36,206,949)
Affiliated investment securities	(146,900)	441	(6,546)	-
Unaffiliated in-kind redemptions	29,687,662	8,769,092	24,544,306	49,853,923
Affiliated in-kind redemptions	5,652	-	-	-

Net realized gain (loss)	(2,142,519)	(282,186)	19,200,083	13,646,974

Change in net unrealized appreciation of:
Unaffiliated investment securities	120,075,844	80,828,463	120,953,988	176,822,617
Affiliated investment securities	520,173	-	6,571	-

Change in net unrealized appreciation	120,596,017	80,828,463	120,960,559	176,822,617

Net realized and unrealized gain	118,453,498	80,546,277	140,160,642	190,469,591

Net increase in net assets resulting from operations	$125,605,092	$81,679,613	$141,357,680	$201,721,306

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

(This Page Intentionally Left Blank)

25

Statements of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco S&P 500 Revenue ETF (RWL)		Invesco S&P MidCap 400 Revenue ETF (RWK)
	Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020
Operations:
Net investment income	$7,151,594	$17,213,084	$1,133,336	$3,604,253
Net realized gain (loss)	(2,142,519)	54,618,192	(282,186)	1,667,993
Change in net unrealized appreciation (depreciation)	120,596,017	(19,780,568)	80,828,463	(10,502,165)

Net increase (decrease) in net assets resulting from operations	125,605,092	52,050,708	81,679,613	(5,229,919)

Distributions to Shareholders from:
Distributable earnings	(7,355,965)	(18,858,596)	(1,089,259)	(4,187,523)

Shareholder Transactions:
Proceeds from shares sold	73,512,368	122,131,917	57,838,079	31,016,971
Value of shares repurchased	(90,013,077)	(291,418,745)	(27,370,155)	(139,652,137)

Net increase (decrease) in net assets resulting from share transactions	(16,500,709)	(169,286,828)	30,467,924	(108,635,166)

Net increase (decrease) in net assets	101,748,418	(136,094,716)	111,058,278	(118,052,608)

Net assets:
Beginning of period	782,082,834	918,177,550	209,365,047	327,417,655

End of period	$883,831,252	$782,082,834	$320,423,325	$209,365,047

Changes in Shares Outstanding:
Shares sold	1,250,000	2,250,000	800,000	600,000
Shares repurchased	(1,600,000)	(5,750,000)	(420,000)	(2,700,000)
Shares outstanding, beginning of period	13,951,400	17,451,400	3,701,400	5,801,400

Shares outstanding, end of period	13,601,400	13,951,400	4,081,400	3,701,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap 600 Revenue ETF (RWJ)		Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Six Months Ended February 28, 2021	Year Ended August 31, 2020	Six Months Ended February 28, 2021	Year Ended August 31, 2020

$1,197,038	$4,191,612	$11,251,715	$55,095,693
19,200,083	(53,856,222)	13,646,974	(364,444,598)
120,960,559	63,729,548	176,822,617	60,150,734

141,357,680	14,064,938	201,721,306	(249,198,171)

(956,109)	(5,070,798)	(23,392,578)	(51,573,798)

50,381,942	53,812,575	191,200,857	470,839,096
(55,398,261)	(184,776,912)	(315,911,501)	(1,137,864,895)

(5,016,319)	(130,964,337)	(124,710,644)	(667,025,799)

135,385,252	(121,970,197)	53,618,084	(967,797,768)

227,424,603	349,394,800	604,502,150	1,572,299,918

$362,809,855	$227,424,603	$658,120,234	$604,502,150

560,000	800,000	6,000,000	12,400,000
(590,000)	(3,150,000)	(9,980,000)	(35,350,000)
3,601,400	5,951,400	21,150,000	44,100,000

3,571,400	3,601,400	17,170,000	21,150,000

27

Financial Highlights

Invesco S&P 500 Revenue ETF (RWL)

	Six Months Ended February 28, 2021		Year Ended August 31,	Two Months Ended August 31,		Years Ended June 30,
	(Unaudited)		2020	2019		2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$56.06		$52.61	$53.43		$50.69	$46.43	$40.74	$40.91

Net investment income(a)	0.53		1.08	0.20		1.03	0.90	0.83	0.76
Net realized and unrealized gain (loss) on investments	8.93		3.53	(1.02)		2.72	4.41	5.60	(0.14)

Total from investment operations	9.46		4.61	(0.82)		3.75	5.31	6.43	0.62

Distributions to shareholders from:
Net investment income	(0.54)		(1.16)	-		(1.01)	(1.05)	(0.74)	(0.76)
Net realized gains	-		-	-		-	-	-	(0.03)

Total distributions	(0.54)		(1.16)	-		(1.01)	(1.05)	(0.74)	(0.79)

Net asset value at end of period	$64.98		$56.06	$52.61		$53.43	$50.69	$46.43	$40.74

Market price at end of period	$65.00	(b)	$56.16 (b)	$52.62	(b)	$53.41 (b)

Net Asset Value Total Return(c)	17.00%		9.09%	(1.54)%		7.51%	11.49%	15.96%	1.55%
Market Price Total Return(c)	16.83%		9.26%	(1.47)%		7.41%	11.46%	15.98%	1.61%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$883,831		$782,083	$918,178		$956,549	$917,494	$689,504	$366,679
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39	%(e)	0.39%	0.39%	0.42%	0.49%
Expenses, prior to Waivers	0.39	%(d)	0.39%	0.39	%(e)	0.39%	0.41%	0.52%	0.62%
Net investment income	1.77	%(d)	2.01%	2.26	%(e)	1.99%	1.81%	1.89%	1.92%
Portfolio turnover rate(f)	10%		14%	0	%(g)	19%	15%	15%	14%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(g)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights—(continued)

Invesco S&P MidCap 400 Revenue ETF (RWK)

	Six Months Ended February 28, 2021		Year Ended August 31,	Two Months Ended August 31,		Years Ended June 30,
	(Unaudited)		2020	2019		2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$ 56.56		$ 56.44	$ 61.01		$ 61.05	$ 56.31	$ 47.74	$ 49.39

Net investment income(a)	0.30		0.74	0.10		0.65	0.63	0.56	0.44
Net realized and unrealized gain (loss) on investments	21.95		0.21	(4.67)		(0.06)	4.70	8.68	(1.63)

Total from investment operations	22.25		0.95	(4.57)		0.59	5.33	9.24	(1.19)

Distributions to shareholders from:
Net investment income	(0.30)		(0.83)	-		(0.63)	(0.59)	(0.67)	(0.46)

Net asset value at end of period	$ 78.51		$ 56.56	$ 56.44		$ 61.01	$ 61.05	$ 56.31	$ 47.74

Market price at end of period	$ 78.52	(b)	$ 56.62 (b)	$ 56.42	(b)	$ 60.91 (b)

Net Asset Value Total Return(c)	39.48%		1.89%	(7.49)%		1.05%	9.48%	19.46%	(2.39)%
Market Price Total Return(c)	39.36%		2.03%	(7.37)%		0.90%	9.40%	19.45%	(2.38)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$320,423		$209,365	$327,418		$356,996	$378,611	$329,502	$186,252
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39	%(e)	0.39%	0.39%	0.43%	0.54%
Expenses, prior to Waivers	0.39	%(d)	0.39%	0.39	%(e)	0.39%	0.42%	0.56%	0.72%
Net investment income	0.91	%(d)	1.30%	1.06	%(e)	1.09%	1.08%	1.05%	0.94%
Portfolio turnover rate(f)	18%		33%	0	%(g)	33%	34%	46%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(g)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights–(continued)

Invesco S&P SmallCap 600 Revenue ETF (RWJ)

	Six Months Ended February 28, 2021		Year Ended August 31,	Two Months Ended August 31,		Years Ended June 30,
	(Unaudited)		2020	2019		2019	2018		2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$63.15		$58.71	$63.30		$73.21	$66.03		$55.06	$58.05

Net investment income(a)	0.34		0.89	0.11		0.79	0.69		0.55	0.36
Net realized and unrealized gain (loss) on investments	38.37		4.58	(4.70)		(9.90)	7.24		10.85	(2.97)

Total from investment operations	38.71		5.47	(4.59)		(9.11)	7.93		11.40	(2.61)

Distributions to shareholders from:
Net investment income	(0.27)		(1.03)	-		(0.80)	(0.75)		(0.43)	(0.38)

Net asset value at end of period	$101.59		$63.15	$58.71		$63.30	$73.21		$66.03	$55.06

Market price at end of period	$101.74	(b)	$63.17 (b)	$58.69	(b)	$63.23 (b)

Net Asset Value Total Return(c)	61.51%		9.63%	(7.25)%		(12.45)%	12.07	%(d)	20.75%	(4.46)%
Market Price Total Return(c)	61.69%		9.70%	(7.18)%		(12.57)%	12.10	%(d)	20.76%	(4.51)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$362,810		$227,425	$349,395		$405,199	$508,897		$554,751	$297,421
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(e)	0.39%	0.39	%(f)	0.39%	0.39%		0.43%	0.54%
Expenses, prior to Waivers	0.39	%(e)	0.39%	0.39	%(f)	0.39%	0.42%		0.54%	0.68%
Net investment income	0.87	%(e)	1.50%	1.10	%(f)	1.15%	1.01%		0.86%	0.68%
Portfolio turnover rate(g)	24%		49%	1%		39%	38%		46%	44%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

Total Return at Net Asset Value and Total Return at Market Value include payments by affiliate, without which Total Return at Net Asset Value and Total Return at Market Value would have been lower. Such payments positively impacted Total Return at Net Asset Value by 0.10% and Total Return at Market Value by 0.09%.

(e)	Annualized.
(f)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights–(continued)

Invesco S&P Ultra Dividend Revenue ETF (RDIV)

	Six Months Ended February 28, 2021		Year Ended August 31,	Two Months Ended August 31,		Years Ended June 30,
	(Unaudited)		2020	2019		2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$28.58		$35.65	$37.65		$38.19	$33.82	$31.52	$28.81

Net investment income(a)	0.59		1.62	0.21		1.46	1.73	1.50	1.21
Net realized and unrealized gain (loss) on investments	10.38		(7.33)	(2.21)		(0.66)	4.56	1.96	2.66

Total from investment operations	10.97		(5.71)	(2.00)		0.80	6.29	3.46	3.87

Distributions to shareholders from:
Net investment income	(1.22)		(1.36)	-		(1.34)	(1.92)	(1.14)	(1.16)
Net realized gains	-			-		-	-	(0.02)	-

Total distributions	(1.22)		(1.36)	-		(1.34)	(1.92)	(1.16)	(1.16)

Net asset value at end of period	$38.33		$28.58	$35.65		$37.65	$38.19	$33.82	$31.52

Market price at end of period	$38.32	(b)	$28.63 (b)	$35.67	(b)	$37.67 (b)

Net Asset Value Total Return(c)	39.40%		(16.26)%	(5.31)%		2.26%	19.13%	11.10%	13.91%
Market Price Total Return(c)	39.13%		(16.17)%	(5.31)%		2.26%	19.12%	11.18%	13.90%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$658,120		$604,502	$1,572,300		$1,782,599	$610,987	$510,630	$110,330
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39	%(e)	0.39%	0.39%	0.41%	0.49%
Expenses, prior to Waivers	0.39	%(d)	0.39%	0.39	%(e)	0.39%	0.41%	0.52%	0.75%
Net investment income	3.71	%(d)	4.77%	3.36	%(e)	3.93%	4.90%	4.48%	4.19%
Portfolio turnover rate(f)	35%		98%	12%		122%	74%	81%	208%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2021

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco S&P 500 Revenue ETF (RWL)	“S&P 500 Revenue ETF”
Invesco S&P MidCap 400 Revenue ETF (RWK)	“S&P MidCap 400 Revenue ETF”
Invesco S&P SmallCap 600 Revenue ETF (RWJ)	“S&P SmallCap 600 Revenue ETF”
Invesco S&P Ultra Dividend Revenue ETF (RDIV)	“S&P Ultra Dividend Revenue ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
S&P 500 Revenue ETF	S&P 500 Revenue-Weighted Index
S&P MidCap 400 Revenue ETF	S&P MidCap 400 Revenue-Weighted Index
S&P SmallCap 600 Revenue ETF	S&P SmallCap 600 Revenue-Weighted Index
S&P Ultra Dividend Revenue ETF	S&P 900 Dividend Revenue-Weighted Index

NOTE 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market

32

data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments

33

in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Small-and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C. Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income

34

per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D. Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E. Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F. Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G. Expenses - Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H. Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust.

Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J. Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for

35

international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
S&P 500 Revenue ETF	0.39%
S&P MidCap 400 Revenue ETF	0.39%
S&P SmallCap 600 Revenue ETF	0.39%
S&P Ultra Dividend Revenue ETF	0.39%

The Adviser has agreed to waive a portion of each Fund’s unitary management fee to the extent necessary to prevent the operating expenses of each Fund (excluding distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses) from exceeding the Fund’s unitary management fee through at least May 24, 2021.

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2021, the Adviser waived fees for each Fund in the following amounts:

S&P 500 Revenue ETF	$352
S&P MidCap 400 Revenue ETF	51
S&P SmallCap 600 Revenue ETF	64
S&P Ultra Dividend Revenue ETF	1,049

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with S&P Dow Jones Indices LLC (the “Licensor”).

36

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 28, 2021, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

S&P 500 Revenue ETF	$23,901
S&P MidCap 400 Revenue ETF	8,006
S&P SmallCap 600 Revenue ETF	14,123
S&P Ultra Dividend Revenue ETF	18,985

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4 – Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six months ended February 28, 2021, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*
S&P MidCap 400 Revenue ETF	$-	$1,761,719	$(353,932)
S&P SmallCap 600 Revenue ETF	96,944	646,896	320,449
S&P Ultra Dividend Revenue ETF	23,311,272	7,229,196	(238,877)

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

37

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
S&P 500 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$883,235,128	$-	$-	$883,235,128
Money Market Funds	-	1,454,745	-	1,454,745

Total Investments	$883,235,128	$1,454,745	$-	$884,689,873

S&P MidCap 400 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$320,381,151	$-	$-	$320,381,151
Money Market Funds	-	5,369,766	-	5,369,766

Total Investments	$320,381,151	$5,369,766	$-	$325,750,917

S&P SmallCap 600 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$362,735,057	$-	$24,986	$362,760,043
Money Market Funds	297,922	24,441,139	-	24,739,061

Total Investments	$363,032,979	$24,441,139	$24,986	$387,499,104

S&P Ultra Dividend Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$654,910,200	$-	$-	$654,910,200
Money Market Funds	481,284	779,357	-	1,260,641

Total Investments	$655,391,484	$779,357	$-	$656,170,841

NOTE 6–Tax Information

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for each Fund as of August 31, 2020:

	No expiration
	Short-Term	Long-Term	Total*
S&P 500 Revenue ETF	$7,090,290	$33,614,030	$40,704,320
S&P MidCap 400 Revenue ETF	19,240,402	19,574,109	38,814,511
S&P SmallCap 600 Revenue ETF	31,882,109	91,908,859	123,790,968
S&P Ultra Dividend Revenue ETF	349,008,001	105,557,419	454,565,420

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended February 28, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
S&P 500 Revenue ETF	$83,937,442	$80,984,914
S&P MidCap 400 Revenue ETF	43,585,309	43,074,144
S&P SmallCap 600 Revenue ETF	67,396,591	66,951,870
S&P Ultra Dividend Revenue ETF	215,246,103	230,160,275

38

For the six months ended February 28, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
S&P 500 Revenue ETF	$73,104,508	$91,099,114
S&P MidCap 400 Revenue ETF	57,767,869	27,451,170
S&P SmallCap 600 Revenue ETF	50,257,699	55,318,059
S&P Ultra Dividend Revenue ETF	191,137,888	311,108,819

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At February 28, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
S&P 500 Revenue ETF	$187,559,603	$(25,881,115)	$161,678,488	$723,011,385
S&P MidCap 400 Revenue ETF	73,409,670	(6,749,799)	66,659,871	259,091,046
S&P SmallCap 600 Revenue ETF	114,243,108	(12,006,506)	102,236,602	285,262,502
S&P Ultra Dividend Revenue ETF	138,944,750	(7,735,290)	131,209,460	524,961,381

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

39

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

40

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2021.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P 500 Revenue ETF (RWL)
Actual	$1,000.00	$1,170.00	0.39%	$2.10
Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96
Invesco S&P MidCap 400 Revenue ETF (RWK)
Actual	1,000.00	1,394.80	0.39	2.32
Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
Actual	1,000.00	1,615.10	0.39	2.53
Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Actual	1,000.00	1,394.00	0.39	2.31
Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

41

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	O-REV-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders February 28, 2021
QQQM	Invesco NASDAQ 100 ETF

QQQJ	Invesco NASDAQ Next Gen 100 ETF

2

Invesco NASDAQ 100 ETF (QQQM)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-19.06%
Activision Blizzard, Inc.	37,422	$3,577,917
Alphabet, Inc., Class A(b)	9,584	19,377,985
Alphabet, Inc., Class C(b)	10,512	21,411,472
Baidu, Inc., ADR (China)(b)	13,532	3,835,781
Charter Communications, Inc., Class A(b)	9,677	5,936,065
Comcast Corp., Class A	221,566	11,680,960
Electronic Arts, Inc.	14,081	1,886,432
Facebook, Inc., Class A(b)	76,786	19,781,609
Fox Corp., Class A	16,380	545,618
Fox Corp., Class B	12,393	395,709
Match Group, Inc.(b)	12,841	1,962,747
NetEase, Inc., ADR (China)	15,901	1,746,725
Netflix, Inc.(b)	21,418	11,541,089
Sirius XM Holdings, Inc.(c)	206,168	1,206,083
T-Mobile US, Inc.(b)	60,157	7,217,035

		112,103,227

Consumer Discretionary-18.55%
Amazon.com, Inc.(b)	15,991	49,459,044
Booking Holdings, Inc.(b)	1,959	4,561,551
Dollar Tree, Inc.(b)	11,398	1,119,284
eBay, Inc.	33,324	1,880,140
JD.com, Inc., ADR (China)(b)	42,299	3,970,607
lululemon athletica, inc.(b)	6,038	1,881,924
Marriott International, Inc., Class A	15,812	2,341,283
MercadoLibre, Inc. (Argentina)(b)	2,392	3,918,359
O’Reilly Automotive, Inc.(b)	3,565	1,594,731
Peloton Interactive, Inc., Class A(b)	12,354	1,488,286
Pinduoduo, Inc., ADR (China)(b)	14,511	2,483,703
Ross Stores, Inc.	17,281	2,015,656
Starbucks Corp.	56,924	6,149,500
Tesla, Inc.(b)	37,400	25,263,700
Trip.com Group Ltd., ADR (China)(b)	25,418	1,002,740

		109,130,508

Consumer Staples-4.75%
Costco Wholesale Corp.	21,401	7,083,731
Keurig Dr Pepper, Inc.	68,273	2,083,692
Kraft Heinz Co. (The)	59,253	2,155,624
Mondelez International, Inc., Class A	69,508	3,695,045
Monster Beverage Corp.(b)	25,564	2,242,985
PepsiCo, Inc.	66,986	8,653,921
Walgreens Boots Alliance, Inc.	41,951	2,010,712

		27,925,710

Health Care-6.52%
Alexion Pharmaceuticals, Inc.(b)	10,559	1,612,887
Align Technology, Inc.(b)	3,795	2,152,182
Amgen, Inc.	28,234	6,350,391
Biogen, Inc.(b)	7,437	2,029,409
Cerner Corp.	14,932	1,032,399
DexCom, Inc.(b)	4,617	1,836,550
Gilead Sciences, Inc.	60,884	3,738,278
IDEXX Laboratories, Inc.(b)	4,122	2,144,141
Illumina, Inc.(b)	7,162	3,147,054
Incyte Corp.(b)	10,563	830,886
Intuitive Surgical, Inc.(b)	5,734	4,224,811
Moderna, Inc.(b)	19,166	2,967,088

	Shares	Value
Health Care-(continued)
Regeneron Pharmaceuticals, Inc.(b)	5,056	$2,278,082
Seagen, Inc.(b)	8,708	1,315,866
Vertex Pharmaceuticals, Inc.(b)	12,666	2,692,158

		38,352,182

Industrials-1.76%
Cintas Corp.	5,049	1,637,593
Copart, Inc.(b)	11,426	1,247,262
CSX Corp.	36,972	3,384,786
Fastenal Co.	27,817	1,289,874
PACCAR, Inc.	16,821	1,530,543
Verisk Analytics, Inc.	7,829	1,282,782

		10,372,840

Information Technology-48.38%
Adobe, Inc.(b)	23,250	10,687,327
Advanced Micro Devices, Inc.(b)	58,309	4,927,694
Analog Devices, Inc.	17,857	2,782,478
ANSYS, Inc.(b)	4,139	1,411,358
Apple, Inc.	542,329	65,762,815
Applied Materials, Inc.	44,240	5,228,726
ASML Holding N.V., New York Shares (Netherlands)	3,661	2,076,116
Atlassian Corp. PLC, Class A(b)	6,396	1,520,329
Autodesk, Inc.(b)	10,613	2,929,188
Automatic Data Processing, Inc.	20,856	3,629,361
Broadcom, Inc.	19,604	9,211,331
Cadence Design Systems, Inc.(b)	13,581	1,916,143
CDW Corp.	6,894	1,081,600
Check Point Software Technologies Ltd. (Israel)(b)	6,812	750,955
Cisco Systems, Inc.	205,104	9,203,016
Cognizant Technology Solutions Corp., Class A	25,940	1,906,071
DocuSign, Inc.(b)	9,030	2,046,740
Fiserv, Inc.(b)	32,651	3,766,946
Intel Corp.	198,844	12,085,738
Intuit, Inc.	12,746	4,972,724
KLA Corp.	7,623	2,372,506
Lam Research Corp.	6,962	3,948,777
Marvell Technology Group Ltd.	32,648	1,576,245
Maxim Integrated Products, Inc.	13,087	1,219,316
Microchip Technology, Inc.	12,676	1,934,738
Micron Technology, Inc.(b)	54,069	4,948,936
Microsoft Corp.	241,165	56,041,923
NVIDIA Corp.	30,035	16,476,600
NXP Semiconductors N.V. (Netherlands)	13,605	2,483,593
Okta, Inc.(b)	5,858	1,531,574
Paychex, Inc.	17,384	1,583,161
PayPal Holdings, Inc.(b)	56,864	14,776,110
QUALCOMM, Inc.	54,951	7,483,777
Skyworks Solutions, Inc.	8,111	1,442,298
Splunk, Inc.(b)	7,764	1,110,330
Synopsys, Inc.(b)	7,331	1,797,634
Texas Instruments, Inc.	44,562	7,676,696
VeriSign, Inc.(b)	5,507	1,068,523
Workday, Inc., Class A(b)	8,699	2,132,821

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco NASDAQ 100 ETF (QQQM)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
Xilinx, Inc.	11,869	$1,546,531
Zoom Video Communications, Inc., Class A(b)	9,492	3,546,306

		284,595,051

Utilities-0.87%
American Electric Power Co., Inc.	24,099	1,803,810
Exelon Corp.	47,333	1,827,054
Xcel Energy, Inc.	25,491	1,493,518

		5,124,382

Total Common Stocks & Other Equity Interests (Cost $583,987,500)		587,603,900

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $306,997)	306,997	306,997

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $584,294,497)		587,910,897

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.21%
Invesco Private Government Fund, 0.01%(d)(e)(f)	483,413	$483,413
Invesco Private Prime Fund, 0.11%(d)(e)(f)	724,829	725,119

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,208,532)		1,208,532

TOTAL INVESTMENTS IN SECURITIES-100.15% (Cost $585,503,029)		589,119,429
OTHER ASSETS LESS LIABILITIES-(0.15)%		(899,858)

NET ASSETS-100.00%.		$588,219,571

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,294,930	$(987,933)	$-	$-	$306,997	$14
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,796,023	(1,312,610)	-	-	483,413	18	*
Invesco Private Prime Fund	-	2,446,861	(1,721,783)	-	41	725,119	164	*

Total	$-	$5,537,814	$(4,022,326)	$-	$41	$1,515,529	$196

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco NASDAQ 100 ETF (QQQM)–(continued)

February 28, 2021

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2021

Information Technology	48.38

Communication Services	19.06

Consumer Discretionary	18.55

Health Care	6.52

Consumer Staples	4.75

Sector Types Each Less Than 3%	2.63

Money Market Funds Plus Other Assets Less Liabilities	0.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco NASDAQ Next Gen 100 ETF (QQQJ)

February 28, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-15.44%
Bilibili, Inc., ADR (China)(b)	115,588	$14,560,620
Discovery, Inc., Class A(b)(c)	104,988	5,567,514
Discovery, Inc., Class C(b)	212,530	9,563,850
IAC/InterActiveCorp.(b)	52,237	12,789,185
iQIYI, Inc., ADR (China)(b)(c)	206,914	5,241,132
Liberty Broadband Corp., Class C(b)	97,934	14,642,112
Liberty Global PLC, Class A (United Kingdom)(b)	118,271	2,912,423
Liberty Global PLC, Class C (United Kingdom)(b)	253,419	6,158,082
News Corp., Class A	255,654	5,995,086
News Corp., Class B	130,832	2,998,669
Roku, Inc.(b)	71,660	28,340,097
Take-Two Interactive Software, Inc.(b)	75,197	13,870,839
ViacomCBS, Inc., Class B	368,237	23,747,604
Yandex N.V., Class A (Russia)(b)	206,459	13,210,279
Zynga, Inc., Class A(b)	705,120	7,862,088

		167,459,580

Consumer Discretionary-14.04%
Caesars Entertainment, Inc.(b)	135,262	12,638,881
DraftKings, Inc., Class A(b)	255,492	15,720,423
Etsy, Inc.(b)	82,076	18,078,880
Expedia Group, Inc.	88,688	14,278,768
Garmin Ltd.	124,613	15,454,504
Hasbro, Inc.	89,035	8,343,470
LKQ Corp.(b)	199,490	7,857,911
Newell Brands, Inc.	276,357	6,403,192
Penn National Gaming, Inc.(b)	101,588	11,761,859
Pool Corp.	26,240	8,784,365
Tractor Supply Co.	75,771	12,044,558
Ulta Beauty, Inc.(b)	36,431	11,742,804
Wynn Resorts Ltd.	69,659	9,176,180

		152,285,795

Consumer Staples-0.54%
Beyond Meat, Inc.(b)(c)	40,127	5,837,676

Health Care-18.80%
10X Genomics, Inc., Class A(b)	52,429	9,331,838
ABIOMED, Inc.(b)	29,524	9,582,014
Alnylam Pharmaceuticals, Inc.(b)	75,670	11,206,727
AstraZeneca PLC, ADR (United Kingdom)(c)	318,430	15,405,643
BeiGene Ltd., ADR (China)(b)	30,193	9,661,760
BioMarin Pharmaceutical, Inc.(b)	118,339	9,162,989
DENTSPLY SIRONA, Inc.	141,932	7,532,331
Guardant Health, Inc.(b)	65,466	9,635,286
Henry Schein, Inc.(b)	92,545	5,723,908
Hologic, Inc.(b)	167,598	12,082,140
Horizon Therapeutics PLC(b)	144,269	13,115,495
Insulet Corp.(b)	42,853	11,103,212
Jazz Pharmaceuticals PLC(b)	36,237	6,089,265
Masimo Corp.(b)	36,029	9,033,551
Mirati Therapeutics, Inc.(b)	32,826	6,595,400
Neurocrine Biosciences, Inc.(b)	61,703	6,757,096
Novocure Ltd.(b)	66,045	9,847,310
PPD, Inc.(b)	229,051	8,030,528
Quidel Corp.(b)	26,846	4,409,724

	Shares	Value
Health Care-(continued)
Repligen Corp.(b)	33,568	$7,129,508
Royalty Pharma PLC, Class A	253,071	11,785,516
Sanofi, ADR (France)	133,964	6,147,608
Sarepta Therapeutics, Inc.(b)	51,913	4,519,546

		203,888,395

Industrials-7.10%
C.H. Robinson Worldwide, Inc.	88,691	8,057,577
Expeditors International of Washington, Inc.	111,074	10,201,036
J.B. Hunt Transport Services, Inc.	68,964	10,128,743
Nordson Corp.	38,551	7,417,598
Old Dominion Freight Line, Inc.	76,035	16,330,037
Ryanair Holdings PLC, ADR (Ireland)(b)	63,049	6,779,029
Sunrun, Inc.(b)	128,478	8,040,153
United Airlines Holdings, Inc.(b)	190,721	10,047,182

		77,001,355

Information Technology-42.91%
Akamai Technologies, Inc.(b)	105,645	9,983,453
Amdocs Ltd.	86,074	6,525,270
Citrix Systems, Inc.	79,600	10,632,968
Cognex Corp.	114,464	9,453,582
Coupa Software, Inc.(b)	45,440	15,734,054
Crowdstrike Holdings, Inc., Class A(b)	120,817	26,096,472
Datadog, Inc., Class A(b)	135,190	12,898,478
Enphase Energy, Inc.(b)	82,266	14,483,752
Entegris, Inc.	88,388	9,299,301
F5 Networks, Inc.(b)	39,793	7,559,874
First Solar, Inc.(b)	69,142	5,601,885
Five9, Inc.(b)	42,870	7,941,239
Fortinet, Inc.(b)	105,499	17,813,506
GDS Holdings Ltd., ADR (China)(b)(c)	72,528	7,409,460
IPG Photonics Corp.(b)	35,373	8,042,052
Jack Henry & Associates, Inc.	49,523	7,351,194
Logitech International S.A. (Switzerland)	111,037	11,996,438
MongoDB, Inc.(b)	38,899	15,012,291
Monolithic Power Systems, Inc.	29,494	11,046,093
NetApp, Inc.	144,680	9,056,968
Nice Ltd., ADR (Israel)(b)	32,084	7,364,561
NortonLifeLock, Inc.	386,893	7,548,282
Nuance Communications, Inc.(b)	184,266	8,218,264
ON Semiconductor Corp.(b)	268,834	10,825,945
Open Text Corp. (Canada)	177,535	7,912,735
Paylocity Holding Corp.(b)	35,772	6,839,249
Pegasystems, Inc.	52,601	6,961,742
PTC, Inc.(b)	75,823	10,383,202
Qorvo, Inc.(b)	74,862	13,080,637
Seagate Technology PLC	167,573	12,271,371
SolarEdge Technologies, Inc.(b)	33,121	9,880,326
SS&C Technologies Holdings, Inc.	167,266	11,086,390
StoneCo Ltd., Class A (Brazil)(b)	147,331	12,642,473
Teradyne, Inc.	108,368	13,937,209
Trade Desk, Inc. (The), Class A(b)	27,131	21,851,036
Trimble, Inc.(b)	163,742	12,139,832
Universal Display Corp.	30,131	6,378,431
Western Digital Corp.	199,458	13,668,857
Wix.com Ltd. (Israel)(b)	36,214	12,623,114

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco NASDAQ Next Gen 100 ETF (QQQJ)–(continued)

February 28, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
Zebra Technologies Corp., Class A(b)	35,408	$17,683,817
Zscaler, Inc.(b)	87,998	18,042,230

		465,278,033

Materials-0.41%
Royal Gold, Inc.	42,750	4,433,602

Utilities-0.70%
Alliant Energy Corp.	163,611	7,552,284

Total Common Stocks & Other Equity Interests (Cost $1,013,880,183)		1,083,736,720

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $256,329)	256,329	256,329

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $1,014,136,512)		1,083,993,049

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.78%
Invesco Private Government Fund, 0.01%(d)(e)(f)	12,075,631	$12,075,631
Invesco Private Prime Fund, 0.11%(d)(e)(f)	18,106,205	18,113,447

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,189,078)		30,189,078

TOTAL INVESTMENTS IN SECURITIES-102.74% (Cost $1,044,325,590)		1,114,182,127
OTHER ASSETS LESS LIABILITIES-(2.74)%		(29,742,378)

NET ASSETS-100.00%		$1,084,439,749

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,233,751	$(977,422)	$-	$-	$256,329	$9
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	40,798,287	(28,722,656)	-	-	12,075,631	200	*
Invesco Private Prime Fund	-	40,539,836	(22,427,001)	-	612	18,113,447	2,109	*

Total	$-	$82,571,874	$(52,127,079)	$-	$612	$30,445,407	$2,318

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco NASDAQ Next Gen 100 ETF (QQQJ)–(continued)

February 28, 2021

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2021

Information Technology	42.91

Health Care	18.80

Communication Services	15.44

Consumer Discretionary	14.04

Industrials	7.10

Sector Types Each Less Than 3%	1.65

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statements of Assets and Liabilities

February 28, 2021

(Unaudited)

	Invesco NASDAQ 100 ETF (QQQM)	Invesco NASDAQ Next Gen 100 ETF (QQQJ)
Assets:
Unaffiliated investments in securities, at value(a)	$587,603,900	$1,083,736,720
Affiliated investments in securities, at value	1,515,529	30,445,407
Receivable for:
Dividends	346,354	535,858
Securities lending	150	3,927
Fund shares sold	7,724,312	16,302,537

Total assets	597,190,245	1,131,024,449

Liabilities:
Payable for:
Investments purchased	-	16,283,497
Collateral upon return of securities loaned	1,208,532	30,189,078
Fund shares repurchased.	7,700,658	-
Accrued unitary management fees.	61,484	112,125

Total liabilities	8,970,674	46,584,700

Net Assets	$588,219,571	$1,084,439,749

Net assets consist of:
Shares of beneficial interest	$572,433,275	$997,062,151
Distributable earnings	15,786,296	87,377,598

Net Assets	$588,219,571	$1,084,439,749

Shares outstanding (unlimited amount authorized, $0.01 par value)	4,550,001	32,820,001
Net asset value	$129.28	$33.04

Market price	$129.28	$33.04

Unaffiliated investments in securities, at cost	$583,987,500	$1,013,880,183

Affiliated investments in securities, at cost	$1,515,529	$30,445,407

(a) Includes securities on loan with an aggregate value of:	$1,178,277	$29,518,733

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statements of Operations

For the period ended February 28, 2021(a)

(Unaudited)

	Invesco NASDAQ 100 ETF (QQQM)	Invesco NASDAQ Next Gen 100 ETF (QQQJ)
Investment income:
Unaffiliated dividend income	$1,236,221	$1,242,447
Affiliated dividend income	14	9
Securities lending income	440	8,870
Foreign withholding tax	(822)	(3,787)

Total investment income	1,235,853	1,247,539

Expenses:
Unitary management fees	214,384	290,273

Less: Waivers	(47)	(34)

Net expenses	214,337	290,239

Net investment income	1,021,516	957,300

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(606,527)	1,818,040
Affiliated investment securities	41	612
In-kind redemptions	12,311,768	15,216,252

Net realized gain	11,705,282	17,034,904

Change in net unrealized appreciation on investment securities	3,616,400	69,856,537

Net realized and unrealized gain	15,321,682	86,891,441

Net increase in net assets resulting from operations	$16,343,198	$87,848,741

(a)	For the period October 12, 2020 (commencement of investment operations) through February 28, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statements of Changes in Net Assets

For the period ended February 28, 2021(a)

(Unaudited)

	Invesco NASDAQ 100 ETF (QQQM)	Invesco NASDAQ Next Gen 100 ETF (QQQJ)
	Period Ended February 28, 2021	Period Ended February 28, 2021
Operations:
Net investment income	$1,021,516	$957,300
Net realized gain	11,705,282	17,034,904
Change in net unrealized appreciation	3,616,400	69,856,537

Net increase in net assets resulting from operations	16,343,198	87,848,741

Distributions to Shareholders from:
Distributable earnings	(556,902)	(471,143)

Shareholder Transactions:
Proceeds from shares sold	748,837,703	1,142,283,767
Value of shares repurchased	(176,404,428)	(145,221,616)

Net increase in net assets resulting from share transactions	572,433,275	997,062,151

Net increase in net assets	588,219,571	1,084,439,749

Net assets:
Beginning of period	-	-

End of period	$588,219,571	$1,084,439,749

Changes in Shares Outstanding:
Shares sold	5,950,001	37,510,001
Shares repurchased	(1,400,000)	(4,690,000)
Shares outstanding, beginning of period	-	-

Shares outstanding, end of period	4,550,001	32,820,001

(a)	For the period October 12, 2020 (commencement of investment operations) through February 28, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Financial Highlights

Invesco NASDAQ 100 ETF (QQQM)

	For the Period October 12, 2020(a) Through February 28, 2021 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$120.98

Net investment income(b)	0.34
Net realized and unrealized gain on investments	8.17

Total from investment operations	8.51

Distributions to shareholders from:
Net investment income	(0.21)

Net asset value at end of period	$129.28

Market price at end of period(c)	$129.28

Net Asset Value Total Return(d)	7.03	%(e)
Market Price Total Return(d)	7.03	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$588,220
Ratio to average net assets of:
Expenses	0.15	%(f)
Net investment income	0.71	%(f)
Portfolio turnover rate(g)	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 13, 2020, the first day of trading on the exchange) to February 28, 2021 was 7.07%. The market price total return from Fund Inception to February 28, 2021 was 7.07%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Financial Highlights–(continued)

Invesco NASDAQ Next Gen 100 ETF (QQQJ)

	For the Period October 12, 2020(a) Through February 28, 2021 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$26.71

Net investment income(b)	0.06
Net realized and unrealized gain on investments	6.30

Total from investment operations	6.36

Distributions to shareholders from:
Net investment income	(0.03)

Net asset value at end of period	$33.04

Market price at end of period(c)	$33.04

Net Asset Value Total Return(d)	23.81	%(e)
Market Price Total Return(d)	23.81	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,084,440
Ratio to average net assets of:
Expenses	0.15	%(f)
Net investment income	0.49	%(f)
Portfolio turnover rate(g)	34%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 13, 2020, the first day of trading on the exchange) to February 28, 2021 was 23.63%. The market price total return from Fund Inception to February 28, 2021 was 23.63%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2021

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco NASDAQ 100 ETF (QQQM)	“NASDAQ 100 ETF”
Invesco NASDAQ Next Gen 100 ETF (QQQJ)	“NASDAQ Next Gen 100 ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”).

Fund	Underlying Index
NASDAQ 100 ETF	NASDAQ-100 Index®
NASDAQ Next Gen 100 ETF	NASDAQ Next Generation 100 Index®

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are

14

subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

ADR and GDR Risk. The Funds may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

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Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies and securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Mid-capitalization companies tend to have less experienced management as well as limited product and market diversification and financial resources compared to larger capitalization companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary

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due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest,

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litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books

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and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
NASDAQ 100 ETF	0.15%
NASDAQ Next Gen 100 ETF	0.15%

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the period October 12, 2020 (commencement of investment operations) through February 28, 2021, the Adviser waived fees for each Fund in the following amounts:

NASDAQ 100 ETF	$47
NASDAQ Next Gen 100 ETF	34

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with Nasdaq, Inc. (the, “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the period October 12, 2020 (commencement of investment operations) through February 28, 2021, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

NASDAQ 100 ETF	$2
NASDAQ Next Gen 100 ETF	646

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold – affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market

19

prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$587,603,900	$-	$-	$587,603,900
Money Market Funds	306,997	1,208,532	-	1,515,529

Total Investments	$587,910,897	$1,208,532	$-	$589,119,429

NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,083,736,720	$-	$-	$1,083,736,720
Money Market Funds	256,329	30,189,078	-	30,445,407

Total Investments	$1,083,993,049	$30,189,078	$-	$1,114,182,127

NOTE 5–Investment Transactions

For the period October 12, 2020 (commencement of investment operations) through February 28, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
NASDAQ 100 ETF	$18,870,612	$18,318,782
NASDAQ Next Gen 100 ETF	199,279,080	202,488,786

For the period October 12, 2020 (commencement of investment operations) through February 28, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
NASDAQ 100 ETF	$747,807,339	$176,076,951
NASDAQ Next Gen 100 ETF	1,141,818,947	141,763,964

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At February 28, 2021, the aggregate cost of investments, including any derivatives, is the same for tax and financial reporting purposes. In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
NASDAQ 100 ETF	$22,845,820	$(19,229,420)	$3,616,400	$585,503,029
NASDAQ Next Gen 100 ETF	89,717,100	(19,860,563)	69,856,537	1,044,325,590

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NOTE 6–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 7–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 8–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

    The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 12, 2020 (commencement of investment operations) through February 28, 2021.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021(1)	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(2)
Invesco NASDAQ 100 ETF (QQQM)
Actual	$1,000.00	$1,070.30	0.15%	$0.60
Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.15	0.75
Invesco NASDAQ Next Gen 100 ETF (QQQJ) Actual	1,000.00	1,238.10	0.15	0.64
Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.15	0.75

(1)

The actual ending account value is based on the actual total return of the Fund for the period October 12, 2020 (commencement of investment operations) through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period October 12, 2020 (commencement of investment operations) to February 28, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 140/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

22

Approval of Investment Advisory Contracts

Invesco NASDAQ 100 ETF	Invesco NASDAQ Next Gen 100 ETF

At a meeting held on September 17, 2020, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Agreement”) between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco NASDAQ 100 ETF and Invesco NASDAQ Next Gen 100 ETF (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the identity of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees noted that each of the Funds’ portfolio managers also manages other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the Funds’ portfolio managers. The Trustees also noted other information the Board received and considered at its March 12, 2020 and April 14, 2020 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively managed funds. The Trustees also considered fee and expense data on Adviser-identified select peers. The Trustees noted that the fee data provided by the Adviser included four Adviser-identified select peers for Invesco NASDAQ 100 ETF and three Adviser-identified select peers for Invesco NASDAQ Next Gen 100 ETF.

The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of each Fund except for the fee payment under the Agreement, payments under the Fund’s 12b-1 plan, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its peer groups and select peer group as shown below:

Fund	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco NASDAQ 100 ETF	Lower than median (16)	Lower than median (2)	Lower than median (135)	Lower than median (4)
Invesco NASDAQ Next Gen 100 ETF	Lower than median (11)	Lower than median (2)	Lower than median (104)	Lower than median (3)

Based on all the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.

23

Approval of Investment Advisory Contracts–(continued)

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the Trustees noted other information the Board received and considered at its March 12, 2020 and April 14, 2020 meetings on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed unitary advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of each Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees considered that the Adviser identified no additional benefits that it would derive from its relationships with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees and advisory fees for money market cash management vehicles. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for each Fund. No single factor was determinative in the Board’s analysis.

24

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TRST2-SAR-1	invesco.com/ETFs

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11.	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust II

By:	/s/ Anna Paglia
Name:	Anna Paglia
Title:	President

Date: May 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Anna Paglia
Name:	Anna Paglia
Title:	President

Date: May 7, 2021

By:	/s/ Kelli Gallegos
Name:	Kelli Gallegos
Title:	Treasurer

Date: May 7, 2021